UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2004

Date of reporting period:         March 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                        [LOGO]
                                                                        WELLS
                                                                        FARGO

                                                                        FUNDS

Wells Fargo STOCK FUNDS
SEMI-ANNUAL REPORT

               WELLS FARGO DIVERSIFIED EQUITY FUND
               WELLS FARGO DIVERSIFIED SMALL CAP FUND
               WELLS FARGO EQUITY INCOME FUND
               WELLS FARGO EQUITY INDEX FUND
               WELLS FARGO GROWTH FUND
               WELLS FARGO GROWTH EQUITY FUND
               WELLS FARGO INDEX FUND
               WELLS FARGO INTERNATIONAL EQUITY FUND
               WELLS FARGO LARGE CAP APPRECIATION FUND(SM)
               WELLS FARGO LARGE CAP VALUE FUND
               WELLS FARGO LARGE COMPANY GROWTH FUND
               WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND(SM)
               WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND(SM) WELLS FARGO MONTGOMERY MID CAP GROWTH FUND(SM)
               WELLS FARGO MONTGOMERY SMALL CAP FUND(SM)
               WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND
               WELLS FARGO SMALL CAP GROWTH FUND
               WELLS FARGO SMALL CAP OPPORTUNITIES FUND
               WELLS FARGO SMALL COMPANY GROWTH FUND
               WELLS FARGO SMALL COMPANY VALUE FUND
               WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND(SM)
               WELLS FARGO SPECIALIZED TECHNOLOGY FUND(SM)

                                                                  MARCH 31, 2004

                                                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS....................................................     1
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND................................................     2
   DIVERSIFIED SMALL CAP FUND.............................................     4
   EQUITY INCOME FUND.....................................................     6
   EQUITY INDEX FUND......................................................     8
   GROWTH FUND............................................................    10
   GROWTH EQUITY FUND.....................................................    12
   INDEX FUND.............................................................    14
   INTERNATIONAL EQUITY FUND..............................................    16
   LARGE CAP APPRECIATION FUND............................................    18
   LARGE CAP VALUE FUND...................................................    20
   LARGE COMPANY GROWTH FUND..............................................    22
   MONTGOMERY EMERGING MARKETS FOCUS FUND.................................    24
   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.........................    26
   MONTGOMERY MID CAP GROWTH FUND.........................................    28
   MONTGOMERY SMALL CAP FUND..............................................    30
   SIFE SPECIALIZED FINANCIAL SERVICES FUND...............................    32
   SMALL CAP GROWTH FUND..................................................    34
   SMALL CAP OPPORTUNITIES FUND...........................................    36
   SMALL COMPANY GROWTH FUND..............................................    38
   SMALL COMPANY VALUE FUND...............................................    40
   SPECIALIZED HEALTH SCIENCES FUND.......................................    42
   SPECIALIZED TECHNOLOGY FUND............................................    44

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND................................................    46
   DIVERSIFIED SMALL CAP FUND.............................................    47
   EQUITY INCOME FUND.....................................................    48
   EQUITY INDEX FUND......................................................    49
   GROWTH FUND............................................................    64
   GROWTH EQUITY FUND.....................................................    67
   INDEX FUND.............................................................    68
   INTERNATIONAL EQUITY FUND..............................................    69
   LARGE CAP APPRECIATION FUND............................................    73
   LARGE CAP VALUE FUND...................................................    74
   LARGE COMPANY GROWTH FUND..............................................    75
   MONTGOMERY EMERGING MARKETS FOCUS FUND.................................    76
   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.........................    78
   MONTGOMERY MID CAP GROWTH FUND.........................................    82
   MONTGOMERY SMALL CAP FUND..............................................    85
   SIFE SPECIALIZED FINANCIAL SERVICES FUND...............................    89
   SMALL CAP GROWTH FUND..................................................    91
   SMALL CAP OPPORTUNITIES FUND...........................................    95
   SMALL COMPANY GROWTH FUND..............................................   100
   SMALL COMPANY VALUE FUND...............................................   101
   SPECIALIZED HEALTH SCIENCES FUND.......................................   102
   SPECIALIZED TECHNOLOGY FUND............................................   104

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES....................................   108
   STATEMENT OF OPERATIONS................................................   112
   STATEMENT OF CHANGES IN NET ASSETS.....................................   116
   FINANCIAL HIGHLIGHTS...................................................   128
   NOTES TO FINANCIAL HIGHLIGHTS..........................................   142

NOTES TO FINANCIAL STATEMENTS.............................................   143
--------------------------------------------------------------------------------

                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO...........................................   159
   EQUITY INCOME PORTFOLIO................................................   162
   INDEX PORTFOLIO........................................................   165
   INTERNATIONAL EQUITY PORTFOLIO.........................................   180
   LARGE CAP APPRECIATION PORTFOLIO.......................................   184
   LARGE CAP VALUE PORTFOLIO..............................................   188
   LARGE COMPANY GROWTH PORTFOLIO.........................................   192
   OVERSEAS PORTFOLIO.....................................................   194
   SMALL CAP INDEX PORTFOLIO..............................................   199
   SMALL COMPANY GROWTH PORTFOLIO.........................................   216
   SMALL COMPANY VALUE PORTFOLIO..........................................   222

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES....................................   228
   STATEMENT OF OPERATIONS................................................   230
   STATEMENT OF CHANGES IN NET ASSETS.....................................   232
   FINANCIAL HIGHLIGHTS...................................................   238

NOTES TO FINANCIAL STATEMENTS.............................................   241
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED).............................................   245
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS.....................................................   247
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

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THIS PAGE IS LEFT INTENTIONALLY BLANK --

SHAREHOLDER LETTER                                       WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Stock Funds semi-annual report for the six-month period ended March 31, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY: A MODERATE, JOBLESS RECOVERY
--------------------------------------------------------------------------------

      The economic recovery continued during the past six months. Strong consumer spending and positive performance by the housing and manufacturing sectors supported the expansion and helped counter the lack of job creation. Increased tax refunds and gains in household wealth from the past year's stock market rally also helped bolster consumer spending. Lower mortgage rates made housing more affordable and increased household cash flow. Finally, domestic spending, solid growth of exports amid the global economic recovery, and the weaker dollar's positive impact on U.S. competitiveness helped the manufacturing sector.

      The Federal Reserve Board (the Fed) kept short-term interest rates at 1% during the period, the lowest level in more than 45 years. The Fed maintained the low rates, as the economy continued to experience a moderate, jobless recovery and little threat of inflation. Business confidence also improved and corporate earnings continued to grow, signaling an increase in capital spending and the possibility of employment growth by the end of the reporting period. Unfortunately, this initial optimism dimmed by the close of the six-month period, as concerns over disappointing job gains put somewhat of a damper on the stock market.

STOCKS: UPWARD MOMENTUM
--------------------------------------------------------------------------------

      Stocks turned in a positive performance during the reporting period, with the S&P 500 Index finishing with a 14.07% gain. In eight of the ten S&P 500 sectors, over two-thirds of the stocks surpassed old market highs (technology and telecommunications were the exceptions). As consumer confidence improved and investors became more willing to assume risk, small cap stocks outperformed large cap stocks. In addition, international stocks outperformed domestic stocks due to the U.S. dollar's steep decline in the currency market.

ECONOMIC RECOVERY DAMPENS THE BOND MARKET
--------------------------------------------------------------------------------

      Bond returns continued to lag behind stock returns, as the period finished with a 2.98% gain for the Lehman Brothers Aggregate Bond Index. An improving economy, generally a positive sign for stocks, is typically more challenging for bonds because interest rates often rise as the economy strengthens. Looking ahead, increasing federal budget deficits are a major concern, since massive U.S. Government borrowing could exert upward pressure on interest rates.

LOOKING AHEAD: CONTINUING GROWTH?
--------------------------------------------------------------------------------

      Presidential election years have historically witnessed positive gains in the stock market. Continuing economic growth, gradually rising employment rates, low inflation and higher corporate profits could carry the stock market's momentum well into this presidential election year. The potential for increased interest rates and rising inflation could propel large cap stocks into the forefront and negatively affect bond returns in the near term. Despite the fact that consumer confidence and business spending are rising, investors continue to seem unconvinced about the economic recovery, which could affect the recovery's sustainability.

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a market downturn, it may help reduce them and keep you on track to reach your financial goals. You may wish to review your portfolio with an investment professional.

      Thank you for choosing WELLS FARGO FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

      Sincerely,


      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO FUNDS

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                               MASTER PORTFOLIO SUB-ADVISERS
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated
                                            Cadence Capital Management
                                            LSV Asset Management
                                            Peregrine Capital Management,
                                            Inc.
                                            Smith Asset Management, LP
                                            Systematic Financial
                                            Management, L.P.

FUND MANAGERS                         INCEPTION DATE
   Collectively Managed                  12/31/88

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 14.94%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 14.07%. The Fund's Class A shares distributed $0.26 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The primary reason for the Fund's strong performance during the period was the growth in corporate profits worldwide, the low interest rate environment, and the fact that the Fund is so broadly diversified. Fortune Brands, a U.S. conglomerate with subsidiaries engaged in the manufacture of home products, spirits and wine, golf equipment and office products, was one of the Fund's positive contributors to performance for the six-month period. The stock appreciated based on anticipation that the company's first quarter results would be higher than most analysts expected. Microsoft, on the other hand, detracted significantly from the Fund's performance over the period, based on news of an unfavorable antitrust ruling in Europe.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund is a blend of several investment styles, including international equity, large company growth, large company value, small company growth and small company value. Rather than making major shifts in investment styles as the economy changes, it remains highly diversified and continues to invest in most of the equity categories.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect to continue to manage the Fund using a blended approach in which some investment categories will benefit--and others will decline--depending upon how the economic scenario plays out. For example, if the economy stumbles, then stocks that usually benefit from such a scenario, such as food and beverage stocks, could appreciate in value. If overseas economies continue to recover, then investors in this Fund would likely benefit from its overseas investments. While we are not dependent upon economic predictions to make our investment decisions, we believe it is possible that the U.S. and international economies will continue to improve and interest rates may rise. Of course, the threat of global terrorism continues to hang over the markets.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's returns would have been lower.

     The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

     Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Diversified Equity Fund - Class A     8.33      30.81   (0.68)     9.73     14.94      38.79    0.51     10.38
Wells Fargo Diversified Equity Fund - Class B     9.52      32.77   (0.65)     9.56     14.52      37.77   (0.25)     9.56
Wells Fargo Diversified Equity Fund - Class C    13.48      36.76   (0.26)     9.58     14.48      37.76   (0.26)     9.58
Wells Fargo Diversified Equity Fund -
   Institutional Class                                                                  15.07      39.16    0.66     10.46
Benchmark
   S&P 500 Index                                                                        14.07      35.11   (1.20)    11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      2.10%
Pfizer Incorporated                                                        2.06%
American International Group Incorporated                                  1.94%
Intel Corporation                                                          1.66%
General Electric Company                                                   1.63%
Cisco Systems Incorporated                                                 1.54%
Exxon Mobil Corporation                                                    1.53%
Citigroup Incorporated                                                     1.50%
JP Morgan Chase & Company                                                  1.30%
eBay Incorporated                                                          1.28%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                              7%
Energy                                                                        4%
Financial Services                                                           17%
Health Care                                                                  10%
Industrials                                                                   9%
Information Technology                                                       18%
Basic Materials                                                               3%
Telecommunications Services                                                   2%
Utilities                                                                     2%
International                                                                15%
Cash                                                                          1%

CHARACTERISTICS(4) (as of March 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.86
Price to Earnings Ratio (trailing 12 months)                              20.89x
Price to Book Ratio                                                        3.17x
Median Market Cap ($B)                                                   $24.68
Portfolio Turnover                                                           18%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO DIVERSIFIED   WELLS FARGO DIVERSIFIED
                EQUITY FUND - CLASS A     EQUITY FUND - CLASS I    S&P 500 Index
               -----------------------   -----------------------   -------------
3/31/1994                 9425                    10000                  10000
4/30/1994                 9528                    10109                10128.2
5/31/1994                 9614                    10200                10293.3
6/30/1994                 9303                     9871                  10041
7/31/1994                 9608                    10195                10370.8
8/31/1994                10088                    10692                  10796
9/30/1994                 9897                    10501                  10532
10/31/1994               10077                    10692                10768.6
11/30/1994                9700                    10292                10376.5
12/31/1994                9830                    10430                10530.3
1/31/1995                 9938                    10544                10803.2
2/28/1995                10248                    10873                11223.8
3/31/1995                10579                    11225                11554.5
4/30/1995                10862                    11525                11894.5
5/31/1995                11198                    11881                  12369
6/30/1995                11548                    12253                  12656
7/31/1995                12055                    12790                13075.5
8/31/1995                12095                    12833                13108.3
9/30/1995                12562                    13328                13661.2
10/31/1995               12346                    13100                13612.4
11/30/1995               12763                    13542                14209.3
12/31/1995               12872                    13657                  14483
1/31/1996                13239                    14046                14975.5
2/29/1996                13487                    14310                15114.7
3/31/1996                13666                    14500                15259.8
4/30/1996                14048                    14905                15484.2
5/31/1996                14373                    15245                15882.1
6/30/1996                14321                    15195                15942.4
7/31/1996                13625                    14456                15237.8
8/31/1996                13903                    14751                15559.3
9/30/1996                14646                    15539                16433.8
10/31/1996               14744                    15644                16887.3
11/30/1996               15671                    16627                18162.3
12/31/1996               15506                    16447                17802.7
1/31/1997                16257                    17249                18915.4
2/28/1997                16253                    17244                19062.9
3/31/1997                15592                    16543                18281.3
4/30/1997                16248                    17239                19370.9
5/31/1997                17356                    18409                20548.6
6/30/1997                18168                    19272                21469.2
7/31/1997                19423                    20608                  23176
8/31/1997                18430                    19554                21878.2
9/30/1997                19518                    20709                23074.9
10/31/1997               18725                    19867                22304.2
11/30/1997               19219                    20386                23336.9
12/31/1997               19489                    20677                23738.3
1/31/1998                19712                    20915                23999.4
2/28/1998                21105                    22392                25729.8
3/31/1998                22029                    23368                27047.1
4/30/1998                22355                    23713                  27323
5/31/1998                21882                    23217                  26853
6/30/1998                22583                    23961                27943.3
7/31/1998                22192                    23546                27647.1
8/31/1998                18919                    20073                23652.1
9/30/1998                19890                    21103                25168.2
10/31/1998               21221                    22516                27214.3
11/30/1998               22482                    23853                28863.5
12/31/1998               23845                    25300                30526.1
1/31/1999                24534                    26025                31802.1
2/28/1999                23824                    25277                  30813
3/31/1999                24670                    26174                32045.6
4/30/1999                25588                    27149                33285.7
5/31/1999                25181                    26717                32500.2
6/30/1999                26559                    28179                34303.9
7/31/1999                26011                    27598                  33233
8/31/1999                25724                    27293                33068.5
9/30/1999                25056                    26579                32162.1
10/31/1999               26272                    27869                34197.9
11/30/1999               27028                    28677                34892.1
12/31/1999               28720                    30472                36947.3
1/31/2000                27496                    29168                35092.5
2/29/2000                27491                    29162                34429.3
3/31/2000                29800                    31613                37796.4
4/30/2000                29084                    30852                36658.8
5/31/2000                28433                    30168                35907.3
6/30/2000                29221                    30999                36794.2
7/31/2000                28781                    30531                36220.2
8/31/2000                30351                    32203                38469.5
9/30/2000                29062                    30829                36438.3
10/31/2000               29117                    30888                36285.2
11/30/2000               27331                    28999                  33426
12/31/2000               28178                    29892                33589.8
1/31/2001                28634                    30375                34782.2
2/28/2001                26338                    27945                31613.5
3/31/2001                24503                    25999                29612.4
4/30/2001                26465                    28087                31910.3
5/31/2001                26520                    28158                32124.1
6/30/2001                25846                    27443                31343.5
7/31/2001                25457                    27037                31036.3
8/31/2001                24218                    25728                29096.6
9/30/2001                22068                    23447                26748.5
10/31/2001               22633                    24053                27259.4
11/30/2001               24242                    25767                29350.2
12/31/2001               24606                    26166                29608.4
1/31/2002                24230                    25767                29176.2
2/28/2002                23756                    25269                  28613
3/31/2002                24779                    26363                29688.9
4/30/2002                23854                    25380                27889.8
5/31/2002                23546                    25059                27686.2
6/30/2002                22166                    23592                25714.9
7/31/2002                20010                    21305                23711.7
8/31/2002                20096                    21403                23865.8
9/30/2002                17866                    19025                  21274
10/31/2002               19215                    20473                  23144
11/30/2002               20300                    21633                24504.9
12/31/2002               19163                    20420                23066.4
1/31/2003                18532                    19754                22464.4
2/28/2003                18143                    19345                22127.4
3/31/2003                18229                    19437                22339.8
4/30/2003                19725                    21040                24180.7
5/31/2003                20869                    22267                25452.6
6/30/2003                21209                    22629                25778.3
7/31/2003                21802                    23269                26232.1
8/31/2003                22229                    23731                26743.6
9/30/2003                22013                    23507                26460.1
10/31/2003               23360                    24951                27955.1
11/30/2003               23614                    25228                28201.1
12/31/2003               24734                    26429                29678.8
1/31/2004                25132                    26862                30224.9
2/29/2004                25487                    27241                  30645
3/31/2004                25300                    27048                30182.3

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small-capitalization equity investment styles.

ADVISER                                MASTER PORTFOLIO SUB-ADVISERS
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated Peregrine Capital
                                            Management, Inc.

FUND MANAGERS                          INCEPTION DATE
     Collectively Managed                   12/31/97

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 19.85%(1) for the six-month period ended March 31, 2004, underperforming the Russell 2000(R) Index(2), which returned 21.69%. The Fund distributed no dividend income and $0.08 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The strong growth evident in the second half of 2003 continued into 2004, spurred by low interest rates and tax cuts that boosted mortgage refinancing and consumer spending. The Fund's strongest small cap performers for the six-month period were holdings in the financial services sector, which were helped by lower interest rates. Higher oil prices benefited energy stocks, which also contributed to Fund performance during the reporting period. The Fund's exposure to small-cap growth stocks, such as Asyst Technologies and McDermott International, hurt performance, while the Fund's exposure to small-cap value stocks, such as Joy Global and GrafTech International, helped performance, as value investing was more in favor during the six-month period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the small cap value portion of the portfolio, we began to see weakness in the financial services sector, primarily in the regional bank area, as valuations neared their highs. We also de-emphasized the utilities sector, as these stocks had been pushed higher after the recent dividend tax cuts took effect and investors actively sought higher-yielding stocks. The Fund emphasizes technology and cyclical companies, areas that are most sensitive to and likely to be impacted by the economic recovery.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Corporate earnings could surpass expectations because, since the market peak of 2000, both corporate managers and Wall Street analysts have been conservative in their forecasts. Uncertainty about how noneconomic factors such as the presidential election and the risk of terrorist strikes, however, may negatively impact corporate earnings this year. The Fund is invested in companies, identified through our bottom-up research process, that are characterized by encouraging growth prospects or underutilized assets. Importantly, these companies are selling at a discount to what we estimate to be their fair value, giving them significant upside potential.

      There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Small Cap Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

     Performance shown for the Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                                        Excluding Sales Charge
                                                               -----------------------------------------
                                                               6-Month*   1-Year   5-Year   Life of Fund
                                                               --------   ------   ------   ------------
Wells Fargo Diversified Small Cap Fund - Institutional Class     19.85     59.05    12.60       6.42
Benchmark
   Russell 2000(R) Index                                         21.69     63.83     9.66       6.26

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW. WELLSFARGOFUNDS. COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

CKE Restaurants Incorporated                                              0. 62%
Gaylord Entertainment Company                                             0. 61%
URS Corporation                                                           0. 58%
THQ Incorporated                                                          0. 58%
NBTY Incorporated                                                         0. 57%
Joy Global Incorporated                                                   0. 55%
WCI Communities Incorporated                                              0. 54%
Steel Dynamics Incorporated                                               0. 53%
Brink's Company                                                           0. 53%
Massey Energy Company                                                     0. 51%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       19%
Consumer Staples                                                              3%
Energy                                                                        4%
Financial Services                                                           16%
Health Care                                                                  12%
Industrials                                                                  17%
Information Technology                                                       19%
Basic Materials                                                               6%
Utilities                                                                     2%
Cash                                                                          2%

CHARACTERISTICS(4) (as of March 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.06
Price to Earnings Ratio (trailing 12 months)                              18.97x
Price to Book Ratio                                                         2.2x
Median Market Cap ($B)                                                   $ 0.76
Portfolio Turnover                                                           37%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                    Wells Fargo Diversified
                                   Small Cap Fund - Class I   Russell 2000 Index
                                   ------------------------   ------------------
12/31/97                                      10000                  10000
1/31/98                                        9880                   9842
2/28/98                                       10690                10569.3
3/31/98                                       11170                11004.8
4/30/98                                       11220                11065.3
5/31/98                                       10520                10468.9
6/30/98                                       10450                10490.9
7/31/98                                        9660                9641.11
8/31/98                                        7600                7768.81
9/30/98                                        7970                 8377.1
10/31/98                                       8320                8718.89
11/30/98                                       8750                9175.76
12/31/98                                       9140                9743.74
1/31/99                                        9040                9873.33
2/28/99                                        8260                9073.59
3/31/99                                        8150                9215.14
4/30/99                                        8720                10040.8
5/29/99                                        8990                10187.4
6/30/99                                        9500                10647.9
7/31/99                                        9450                10356.1
8/31/99                                        9070                9972.95
9/30/99                                        9020                9974.95
10/31/99                                       9020                10015.8
11/30/99                                       9370                10613.8
12/31/99                                      10040                11815.3
1/31/00                                        9570                  11625
2/29/00                                       10400                13544.3
3/31/00                                       10760                12651.8
4/30/00                                       10690                11890.1
5/31/00                                       10350                11196.9
6/30/00                                       10810                12173.3
7/31/00                                       10520                11781.3
8/31/00                                       11440                12680.2
9/30/00                                       11180                12307.5
10/31/00                                      11090                11758.5
11/30/00                                      10180                10550.9
12/31/00                                      11219                11457.3
1/31/01                                       11475                12054.2
2/28/01                                       11016                11263.4
3/31/01                                       10516                10712.7
4/30/01                                       11261                11550.4
5/31/01                                       11507                11834.5
6/30/01                                       11805                12242.8
7/31/01                                       11549                11580.5
8/31/01                                       11208                11206.4
9/30/01                                        9781                9698.04
10/31/01                                      10143                10265.4
11/30/01                                      10890                11059.9
12/31/01                                      11452                11742.3
1/31/02                                       11560                11620.2
2/28/02                                       11506                11301.8
3/31/02                                       12411                12210.5
4/30/02                                       12691                12321.6
5/31/02                                       12239                11774.5
6/30/02                                       11776                11190.5
7/31/02                                       10020                9500.72
8/31/02                                       10095                9476.97
9/30/02                                        9373                8796.52
10/31/2002                                     9621                9078.89
11/30/2002                                    10149                9888.73
12/31/2002                                     9786                9337.92
1/31/2003                                      9449                9079.26
2/28/2003                                      9144                8805.07
3/31/03                                        9275                8918.65
4/30/03                                       10036                9764.14
5/31/03                                       10993                10811.8
6/30/03                                       11275                11007.5
7/31/03                                       12015                11696.6
8/31/03                                       12569                12232.3
9/30/03                                       12308                  12006
10/31/03                                      13254                13014.5
11/30/03                                      13657                13476.5
12/31/03                                      14084                13750.1
1/31/04                                       14467                14346.9
2/29/04                                       14599                  14476
3/31/04                                       14752                14610.6

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10, 000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     David L. Roberts, CFA                    03/31/89
     Gary J. Dunn, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 16.88%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 14.07% and underperforming the Russell 1000 Value(R) Index(3), which returned 17.65%. The Fund's Class A shares distributed $0.23 per share in dividend income and $1.40 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The consumer sectors, both discretionary and staples, made the largest positive contribution to Fund performance. A number of the Fund's holdings in consumer stocks had returns in the range of 20% to 40% over the past six months. May Department Stores continued to recover from a difficult retail environment. Target benefited from strong fourth quarter results, as well as the potential spin-off of their Mervyn's and Marshall Fields divisions. McDonald's renewed its focus on its core businesses, leading to significant improvement in operating results. Fortune Brands pre-announced first quarter results would be much higher than expected, up at least 19%. PepsiCo had a great fourth quarter, increased the outlook for their first quarter and full year of 2004, and increased their dividend 44%. Motorola shares jumped nearly 50% as operating results improved.

      The Fund's weaker sectors were health care and materials. The decision to discontinue further development of two major drugs negatively impacted Merck's performance. The somewhat slower than expected economic recovery affected materials companies.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In an effort to improve diversification, as well as reduce risk, we established initial positions in the following stocks: Allstate, ConocoPhillips, FPL Group, Kimberly-Clark, Nokia, Wachovia and Microsoft. We eliminated positions in Sears Roebuck and Duke Energy over concerns about the companies' growth prospects. We also sold our holding of Schlumberger due to its appreciated stock price that had reached the high end of our valuation range.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fund remains attractive on a fundamental basis. The current dividend yield is about 50% higher than the market as a whole. Valuations are still reasonable despite a nearly 40% advance over the past year. We believe that the Fund's focus on large cap, high quality dividend paying stocks could provide investors competitive total returns with potentially less risk.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Equity Income Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

     Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index(R) measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                 Including Sales Charge                 Excluding Sales Charge
                                           ------------------------------------   ------------------------------------
                                           6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                           --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Equity Income Fund - Class A     10.16     30.36   (0.36)    10.88     16.88      38.31    0.83     11.53
Wells Fargo Equity Income Fund - Class B     11.44     32.26   (0.34)    10.70     16.44      37.26    0.07     10.70
Wells Fargo Equity Income Fund - Class C     15.43     36.30    0.08     10.70     16.43      37.30    0.08     10.70
Wells Fargo Equity
   Income Fund - Institutional Class                                               17.02      38.62    1.04     11.65
Benchmarks
   S&P 500 Index                                                                   14.07      35.11   (1.20)    11.68
Russell 1000 Value(R) Index                                                        17.65      40.82    3.89     12.61

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Fortune Brands Incorporated                                                3.86%
Pepsico Incorporated                                                       3.78%
JP Morgan Chase & Company                                                  3.75%
Hewlett-Packard Company                                                    3.64%
Exxon Mobil Corporation                                                    3.62%
International Business Machines Corporation                                3.46%
US Bancorp                                                                 3.28%
American Express Company                                                   3.19%
Emerson Electric Company                                                   3.18%
Sara Lee Corporation                                                       2.98%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                             12%
Consumer Discretionary                                                       13%
Energy                                                                       10%
Financial Services                                                           24%
Health Care                                                                   7%
Industrials                                                                  10%
Information Technology                                                       11%
Basic Materials                                                               5%
Telecommunications Services                                                   4%
Utilities                                                                     4%

CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.84
Price to Earnings Ratio (trailing 12 months)                               17.4x
Price to Book Ratio                                                         2.9x
Median Market Cap ($B)                                                    $57.4
Portfolio Turnover                                                            8%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Wells Fargo Equity      Wells Fargo Equity    S&P 500   Russell 1000
             Income Fund - Class A   Income Fund - Class I    Index     Value Index
             ---------------------   ---------------------   -------   ------------
3/31/94               9425                   10000             10000        10000
4/30/94               9559                   10142           10128.2        10192
5/31/94               9805                   10403           10293.3      10310.2
6/30/94               9572                   10156             10041      10062.8
7/31/94               9839                   10439           10370.8      10375.7
8/31/94              10479                   11119             10796      10674.6
9/30/94              10307                   10936             10532      10321.2
10/31/94             10509                   11150           10768.6      10464.7
11/30/94             10204                   10827           10376.5        10043
12/31/94             10331                   10961           10530.3      10159.5
1/31/95              10634                   11283           10803.2      10472.4
2/28/95              11092                   11768           11223.8      10887.1
3/31/95              11389                   12084           11554.5      11126.6
4/28/95              11737                   12453           11894.5      11478.2
5/31/95              12183                   12926             12369      11960.3
6/30/95              12266                   13014             12656      12121.8
7/31/95              12580                   13348           13075.5      12543.6
8/31/95              12641                   13412           13108.3      12720.5
9/29/95              13302                   14114           13661.2      13180.9
10/31/95             13242                   14049           13612.4      13050.4
11/30/95             13964                   14816           14209.3      13710.8
12/29/95             14301                   15173             14483      14054.9
1/31/96              14806                   15709           14975.5      14493.4
2/29/96              14890                   15798           15114.7      14603.6
3/31/96              15064                   15983           15259.8      14851.8
4/30/96              15281                   16213           15484.2      14908.3
5/31/96              15644                   16598           15882.1      15094.6
6/30/96              15814                   16773           15942.4      15106.7
7/31/96              15182                   16108           15237.8      14535.7
8/31/96              15387                   16326           15559.3      14951.4
9/30/96              16066                   17046           16433.8      15546.5
10/31/96             16369                   17368           16887.3      16148.1
11/30/96             17520                   18595           18162.3      17318.9
12/31/96             17196                   18245           17802.7      17097.2
1/31/97              18046                   19141           18915.4      17926.4
2/28/97              18305                   19421           19062.9      18189.9
3/31/97              17728                   18810           18281.3      17535.1
4/30/97              18300                   19416           19370.9      18271.6
5/31/97              19149                   20317           20548.6      19292.9
6/30/97              19968                   21180           21469.2      20120.6
7/31/97              21290                   22583             23176      21633.7
8/31/97              20259                   21489           21878.2      20863.5
9/30/97              21284                   22583           23074.9      22123.7
10/31/97             20624                   21883           22304.2      21506.4
11/30/97             21608                   22927           23336.9        22457
12/31/97             22023                   23360           23738.3      23112.7
1/31/98              22053                   23398           23999.4      22784.5
2/28/98              23531                   24966           25729.8      24317.9
3/31/98              24770                   26281           27047.1      25806.2
4/30/98              24997                   26516             27323      25979.1
5/31/98              24632                   26129             26853      25594.6
6/30/98              25024                   26544           27943.3      25922.2
7/31/98              24310                   25793           27647.1        25466
8/31/98              21257                   22548           23652.1      21676.6
9/30/98              22429                   23797           25168.2      22920.9
10/31/98             24024                   25483           27214.3      24697.2
11/30/98             25153                   26681           28863.5      25848.1
12/31/98             25946                   27530           30526.1        26727
1/31/99              25873                   27452           31802.1      26940.8
2/28/99              25934                   27510             30813      26560.9
3/31/99              26947                   28585           32045.6      27110.7
4/30/99              28337                   30066           33285.7      29642.9
5/29/99              28264                   29982           32500.2      29316.8
6/30/99              29422                   31217           34303.9        30167
7/31/99              28640                   30387             33233      29283.1
8/31/99              28163                   29875           33068.5      28196.7
9/30/99              27088                   28734           32162.1      27212.6
10/31/99             27836                   29528           34197.9      28780.1
11/30/99             28045                   29756           34892.1      28555.6
12/31/99             28091                   29810           36947.3      28692.7
1/31/00              26675                   28313           35092.5      27757.3
2/29/00              24635                   26156           34429.3      25694.9
3/31/00              27098                   28780           37796.4      28829.7
4/30/00              26966                   28645           36658.8      28495.3
5/31/00              27407                   29115           35907.3      28794.5
6/30/00              26765                   28438           36794.2      27478.6
7/31/00              26228                   27873           36220.2      27822.1
8/31/00              27700                   29444           38469.5        29369
9/30/00              27404                   29135           36438.3      29639.1
10/31/00             28135                   29919           36285.2      30368.3
11/30/00             27146                   28874             33426      29241.6
12/31/00             28553                   30377           33589.8      30706.6
1/31/01              28533                   30362           34782.2      30823.3
2/28/01              27694                   29477           31613.5      29966.4
3/31/01              26142                   27829           29612.4      28908.6
4/30/01              27882                   29689           31910.3      30325.1
5/31/01              28382                   30221           32124.1      31007.4
6/30/01              27552                   29348           31343.5      30319.1
7/31/01              27251                   29035           31036.3      30255.4
8/31/01              26670                   28423           29096.6      29042.2
9/30/01              24947                   26585           26748.5      26997.6
10/31/01             25256                   26928           27259.4      26765.4
11/30/01             26622                   28381           29350.2      28320.5
12/31/01             26933                   28722           29608.4      28988.9
1/31/02              26540                   28310           29176.2      28765.6
2/28/02              26692                   28479             28613      28811.7
3/31/02              27570                   29425           29688.9      30174.4
4/30/02              26707                   28504           27889.8      29139.5
5/31/02              26686                   28489           27686.2      29285.2
6/30/02              25265                   26983           25714.9      27604.2
7/31/02              22940                   24499           23711.7        25037
8/31/02              23043                   24617           23865.8      25227.3
9/30/02              19998                   21365             21274        22422
10/31/2002           21474                   22942             23144      24083.5
11/30/2002           22740                   24311           24504.9      25600.7
12/31/2002           21575                   23069           23066.4      24489.7
1/31/2003            20907                   22354           22464.4        23897
2/28/2003            20262                   21671           22127.4        23259
3/31/2003            20301                   21718           22339.8      23298.5
4/30/03              21931                   23464           24180.7      25348.8
5/31/03              23219                   24842           25452.6      26986.3
6/30/03              23685                   25354           25778.3      27323.6
7/31/03              24105                   25812           26232.1      27733.5
8/31/03              24212                   25927           26743.6      28166.1
9/30/03              24023                   25727           26460.1      27890.1
10/31/03             25388                   27200           27955.1        29597
11/30/03             25657                   27496           28201.1      29999.5
12/31/03             27186                   29130           29678.8      31847.5
1/31/04              27660                   29647           30224.9        32408
2/29/04              28399                   30449             30645      33101.5
3/31/04              28079                   30105           30182.3      32810.2

--------------------------------------------------------------------------------

(4) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5)Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER                                   SUB-ADVISER
     Wells Fargo Funds Management, LLC         Wells Capital Management
                                               Incorporated

FUND MANAGERS                             INCEPTION DATE
     Laurie R. White                           01/25/84
     Gregory T. Genung, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 13.69%(2) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the S&P 500 Index(1) (the Index), which returned 14.07% during the period. The Fund's Class A shares distributed $0.50 per share in dividend income and $1.31 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's goal is to approximate the total rate of return of the Index less expenses. The Fund was positively affected by the low interest rate environment, low inflation and positive economic growth. Overall equity performance, however, was hindered by the lagging economic recovery. During the reporting period, the Index overcame a setback in March 2004 to post its fourth straight quarterly gain.

      The best-performing sectors within the Index tended to be those that would typically benefit from accelerating economic growth. During the second half of the period the more stable, "defensive" sectors of the market led the way, a pattern that may continue if interest rates begin a more sustained rise later this year. The consumer staples sector turned in a strong performance, while higher oil prices and lower interest rates provided good support to energy and financial services stocks, respectively. Broadly speaking, small cap stocks outperformed mid cap stocks, which, in turn, outperformed the large cap stocks that comprise the Index.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Earnings of stocks within the Index may continue to grow throughout 2004, as economic fundamentals are falling into place for a more sustained stock rally in the months ahead. Upbeat economic reports have lent support to analysts' double-digit growth forecast for corporate profits through late 2004. We believe that exports, inventory building and other investment spending could add support, benefiting from a slow but steady improvement in business pricing power. This could negatively impact the economy, however, because of its potential to contribute to inflation and worsen the outlook on interest rates later this year. Any future rise in interest rates this year may be gradual by historic standards, reflecting solid but unspectacular growth and only a gradual turn toward higher inflation.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Equity Index Fund.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                          ------------------------------------   ------------------------------------
                                          6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                          --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Equity Index Fund - Class A     7.15      26.50   (3.00)    10.12     13.69      34.21   (1.84)    10.77
Wells Fargo Equity Index Fund - Class B     8.26      28.22   (3.03)    10.03     13.26      33.22   (2.58)    10.03
Benchmark
   S&P 500 Index                                                                  14.07      35.11   (1.20)    11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   2.85%
Exxon Mobil Corporation                                                    2.50%
Microsoft Corporation                                                      2.47%
Pfizer Incorporated                                                        2.45%
Citigroup Incorporated                                                     2.44%
Wal-Mart Stores Incorporated                                               2.37%
American International Group Incorporated                                  1.70%
Intel Corporation                                                          1.62%
Cisco Systems Incorporated                                                 1.48%
International Business Machines Corporation                                1.43%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                             11%
Consumer Discretionary                                                       11%
Energy                                                                        6%
Financial Services                                                           21%
Health Care                                                                  13%
Industrials                                                                  10%
Information Technology                                                       17%
Basic Materials                                                               3%
Telecommunications Services                                                   3%
Utilities                                                                     3%
Cash                                                                          2%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              20.10x
Price to Book Ratio                                                        3.03x
Median Market Cap.($B)                                                    $9.40
5-Year Earnings Growth (historic)                                          7.88%
Portfolio Turnover                                                            1%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                             Wells Fargo Equity
                                            Index Fund - Class A   S&P 500 Index
                                            --------------------   -------------
9/30/93                                              10000              10000
3/31/94                                               9426              10000
4/30/94                                               9540            10128.2
5/31/94                                               9686            10293.3
6/30/94                                               9445              10041
7/31/94                                               9746            10370.8
8/31/94                                              10133              10796
9/30/94                                               9882              10532
10/31/94                                             10093            10768.6
11/30/94                                              9722            10376.5
12/31/94                                              9858            10530.3
1/31/95                                              10102            10803.2
2/28/95                                              10488            11223.8
3/31/95                                              10787            11554.5
4/28/95                                              11093            11894.5
5/31/95                                              11524              12369
6/30/95                                              11779              12656
7/31/95                                              12159            13075.5
8/31/95                                              12181            13108.3
9/29/95                                              12679            13661.2
10/31/95                                             12629            13612.4
11/30/95                                             13165            14209.3
12/29/95                                             13406              14483
1/31/96                                              13849            14975.5
2/29/96                                              13968            15114.7
3/31/96                                              14092            15259.8
4/30/96                                              14287            15484.2
5/31/96                                              14637            15882.1
6/30/96                                              14682            15942.4
7/31/96                                              14025            15237.8
8/31/96                                              14304            15559.3
9/30/96                                              15095            16433.8
10/31/96                                             15497            16887.3
11/30/96                                             16646            18162.3
12/31/96                                             16309            17802.7
1/31/97                                              17304            18915.4
2/28/97                                              17425            19062.9
3/31/97                                              16699            18281.3
4/30/97                                              17679            19370.9
5/31/97                                              18736            20548.6
6/30/97                                              19569            21469.2
7/31/97                                              21087              23176
8/31/97                                              19896            21878.2
9/30/97                                              20964            23074.9
10/31/97                                             20251            22304.2
11/30/97                                             21163            23336.9
12/31/97                                             21510            23738.3
1/31/98                                              21736            23999.4
2/28/98                                              23288            25729.8
3/31/98                                              24462            27047.1
4/30/98                                              24695              27323
5/31/98                                              24253              26853
6/30/98                                              25237            27943.3
7/31/98                                              24954            27647.1
8/31/98                                              21342            23652.1
9/30/98                                              22696            25168.2
10/31/98                                             24507            27214.3
11/30/98                                             25978            28863.5
12/31/98                                             27462            30526.1
1/31/99                                              28587            31802.1
2/28/99                                              27686              30813
3/31/99                                              28773            32045.6
4/30/99                                              29871            33285.7
5/29/99                                              29148            32500.2
6/30/99                                              30739            34303.9
7/31/99                                              29769              33233
8/31/99                                              29607            33068.5
9/30/99                                              28782            32162.1
10/31/99                                             30591            34197.9
11/30/99                                             31180            34892.1
12/31/99                                             32987            36947.3
1/31/00                                              31310            35092.5
2/29/00                                              30702            34429.3
3/31/00                                              33664            37796.4
4/30/00                                              32631            36658.8
5/31/00                                              31942            35907.3
6/30/00                                              32704            36794.2
7/31/00                                              32202            36220.2
8/31/00                                              34177            38469.5
9/30/00                                              32359            36438.3
10/31/00                                             32202            36285.2
11/30/00                                             29649              33426
12/31/00                                             29783            33589.8
1/31/01                                              30820            34782.2
2/28/01                                              28022            31613.5
3/31/01                                              26232            29612.4
4/30/01                                              28262            31910.3
5/31/01                                              28436            32124.1
6/30/01                                              27726            31343.5
7/31/01                                              27439            31036.3
8/31/01                                              25705            29096.6
9/30/01                                              23613            26748.5
10/31/01                                             24054            27259.4
11/30/01                                             25883            29350.2
12/31/01                                             26097            29608.4
1/31/02                                              25700            29176.2
2/28/02                                              25196              28613
3/31/02                                              26126            29688.9
4/30/02                                              24525            27889.8
5/31/02                                              24334            27686.2
6/30/02                                              22580            25714.9
7/31/02                                              20822            23711.7
8/31/02                                              20944            23865.8
9/30/02                                              18657              21274
10/31/02                                             20293              23144
11/30/02                                             21468            24504.9
12/31/02                                             20201            23066.4
1/31/03                                              19662            22464.4
2/28/03                                              19357            22127.4
3/31/03                                              19533            22339.8
4/30/03                                              21132            24180.7
5/31/03                                              22230            25452.6
6/30/03                                              22504            25778.3
7/31/03                                              22887            26232.1
8/31/03                                              23316            26743.6
9/30/03                                              23058            26460.1
10/31/03                                             24346            27955.1
11/30/03                                             24548            28201.1
12/31/03                                             25817            29678.8
1/31/04                                              26280            30224.9
2/29/04                                              26629              30645
3/31/04                                              26215            30182.3

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and Fund characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     Deborah Meacock, CFA                     08/02/90
     Stephen M. Kensinger, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.75%(1) for the six-month period ended March 31, 2004, excluding sales charges, under performing the S&P 500 Index(2), which returned 14.07%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund lagged behind the broader market primarily because value stocks continued to outperform growth stocks. Evidence of economic strength finally appeared during the period, as corporate profits exhibited strong growth, non-farm payroll rose for the first time in eight months, retail same-store sales rose nearly 6%--the best in 18 months--and third quarter Gross Domestic Product growth came in at 8.2%, the fastest since 1984. Positive news continued to be reported through February 2004, as corporate profit reports met or exceeded expectations. However, in March, the market lost steam with worries over whether the economic recovery could continue without significant job creation.

      The most significant contributors to Fund performance were holdings from a diverse array of industries including biotechnology, financial services, oil and restaurants. In particular, Boston Scientific benefited from the approval and immediate successful launch of its cardiac stent device; Starbucks benefited from the company's phenomenal sales growth; Suncor Energy benefited from the spike in oil prices; and Goldman Sachs was a major beneficiary of the pickup in merger and acquisition activity.

      The largest detractors from Fund performance were Amgen, the large biotechnology company, whose stock price fell following good performance earlier in 2003, and Microsoft, which remains under a cloud of unresolved anti-competitive issues in Europe and is experiencing delays in its next generation of software.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund made changes to its portfolio holdings by reducing its investment in financial stocks, particularly those most likely impacted by rising interest rates, which we believe may happen later in the year. In addition, the Fund increased its holdings in innovative health care companies, selective retailers and multinational industrial companies that may benefit from the weak U.S. dollar.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to believe that market leadership will be with strong, global industrial companies, technology and health care. If strength continues into the second half of 2004, we would need to be watchful for inflation and rising interest rates. A rising rate environment would favor high-quality, stable companies over smaller, riskier businesses.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999,reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995,reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund prior to September 6, 1996, reflects performance of the Fund's Class A shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                 Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Fund - Class A                 5.31      18.31   (6.91)     6.27      11.75     25.55   (5.80)     6.90
Wells Fargo Growth Fund - Class B                 6.40      19.77   (7.02)     6.19      11.40     24.77   (6.49)     6.19
Wells Fargo Growth Fund - Institutional Class                                            11.87     25.92   (5.67)     6.99
Benchmark
   S&P 500 Index                                                                         14.07     35.11   (1.20)    11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
General Electric Company                                                   4.02%
Boston Scientific Corporation                                              3.66%
Intel Corporation                                                          3.24%
Pfizer Incorporated                                                        3.01%
Cisco Systems Incorporated                                                 2.90%
Medtronic Incorporated                                                     2.75%
Starbucks Corporation                                                      2.62%
Goldman Sachs Group Incorporated                                           2.61%
Citigroup Incorporated                                                     2.53%
Apollo Group Incorporated Class A                                          2.44%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       14%
Consumer Staples                                                             10%
Energy                                                                        3%
Financial Services                                                           10%
Health Care                                                                  27%
Industrials                                                                   9%
Information Technology                                                       24%
Basic Materials                                                               2%
Cash                                                                          1%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Beta**                                                                     0.85
Price to Earnings Ratio (trailing 12 months)                              29.10x
Price to Book Ratio                                                        4.66x
Median Market Cap.($B)                                                   $31.79
Portfolio Turnover                                                           30%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Wells Fargo          Wells Fargo
                 Growth Fund - Class A   Growth Fund - Class I    S&P 500  Index
                 ---------------------   ---------------------    --------------
3/31/94                    9428                  10000                 10000
4/30/94                    9541                  10120               10128.2
5/31/94                    9534                  10113               10293.3
6/30/94                    9318                   9884                 10041
7/31/94                    9605                  10188               10370.8
8/31/94                    9913                  10514                 10796
9/30/94                    9788                  10382                 10532
10/31/94                   9869                  10467               10768.6
11/30/94                   9567                  10147               10376.5
12/31/94                   9753                  10344               10530.3
1/31/95                    9801                  10396               10803.2
2/28/95                   10271                  10895               11223.8
3/31/95                   10490                  11127               11554.5
4/28/95                   10643                  11289               11894.5
5/31/95                   11135                  11811                 12369
6/30/95                   11404                  12096                 12656
7/31/95                   11738                  12450               13075.5
8/31/95                   11919                  12642               13108.3
9/29/95                   12328                  13076               13661.2
10/31/95                  11944                  12669               13612.4
11/30/95                  12419                  13173               14209.3
12/29/95                  12571                  13334                 14483
1/31/96                   12848                  13628               14975.5
2/29/96                   13343                  14153               15114.7
3/31/96                   13373                  14184               15259.8
4/30/96                   13847                  14687               15484.2
5/31/96                   14211                  15074               15882.1
6/30/96                   13903                  14746               15942.4
7/31/96                   13041                  13832               15237.8
8/31/96                   13446                  14262               15559.3
9/30/96                   14137                  14968               16433.8
10/31/96                  14587                  15446               16887.3
11/30/96                  15542                  16457               18162.3
12/31/96                  15302                  16199               17802.7
1/31/97                   16262                  17215               18915.4
2/28/97                   15810                  16743               19062.9
3/31/97                   15247                  16153               18281.3
4/30/97                   15914                  16863               19370.9
5/31/97                   16963                  17982               20548.6
6/30/97                   17348                  18386               21469.2
7/31/97                   18836                  19967                 23176
8/31/97                   17714                  18781               21878.2
9/30/97                   18434                  19543               23074.9
10/31/97                  17845                  18924               22304.2
11/30/97                  18123                  19226               23336.9
12/31/97                  18217                  19328               23738.3
1/31/98                   18542                  19663               23999.4
2/28/98                   19600                  20788               25729.8
3/31/98                   20531                  21785               27047.1
4/30/98                   20680                  21936                 27323
5/31/98                   20355                  21592                 26853
6/30/98                   21363                  22663               27943.3
7/31/98                   21223                  22520               27647.1
8/31/98                   18208                  19321               23652.1
9/30/98                   19077                  20239               25168.2
10/31/98                  20670                  21933               27214.3
11/30/98                  22048                  23400               28863.5
12/31/98                  23540                  24979               30526.1
1/31/99                   24427                  25928               31802.1
2/28/99                   23616                  25067                 30813
3/31/99                   24778                  26311               32045.6
4/30/99                   25502                  27085               33285.7
5/29/99                   24680                  26213               32500.2
6/30/99                   26140                  27756               34303.9
7/31/99                   25394                  26973                 33233
8/31/99                   25426                  27002               33068.5
9/30/99                   24713                  26248               32162.1
10/31/99                  26162                  27796               34197.9
11/30/99                  26685                  28350               34892.1
12/31/99                  28506                  30291               36947.3
1/31/00                   27193                  28900               35092.5
2/29/00                   27032                  28721               34429.3
3/31/00                   29460                  31312               37796.4
4/30/00                   28295                  30078               36658.8
5/31/00                   27527                  29270               35907.3
6/30/00                   28555                  30359               36794.2
7/31/00                   28246                  30033               36220.2
8/31/00                   30042                  31952               38469.5
9/30/00                   28270                  30067               36438.3
10/31/00                  27391                  29136               36285.2
11/30/00                  24405                  25972                 33426
12/31/00                  24556                  26128               33589.8
1/31/01                   24958                  26562               34782.2
2/28/01                   22470                  23917               31613.5
3/31/01                   20755                  22083               29612.4
4/30/01                   22563                  24015               31910.3
5/31/01                   22609                  24071               32124.1
6/30/01                   21790                  23189               31343.5
7/31/01                   21234                  22615               31036.3
8/31/01                   19518                  20782               29096.6
9/30/01                   18019                  19186               26748.5
10/31/01                  18498                  19690               27259.4
11/30/01                  19920                  21216               29350.2
12/31/01                  19920                  21216               29608.4
1/31/02                   19194                  20446               29176.2
2/28/02                   18607                  19816                 28613
3/31/02                   19317                  20586               29688.9
4/30/02                   18437                  19634               27889.8
5/31/02                   18328                  19536               27686.2
6/30/02                   17308                  18445               25714.9
7/31/02                   15377                  16388               23711.7
8/31/02                   15438                  16444               23865.8
9/30/02                   14511                  15464                 21274
10/31/2002                15346                  16346                 23144
11/30/2002                15500                  16513               24504.9
12/31/2002                14681                  15660               23066.4
1/31/2003                 14434                  15380               22464.4
2/28/2003                 14341                  15296               22127.4
3/31/2003                 14635                  15604               22339.8
4/30/03                   15361                  16388               24180.7
5/31/03                   15902                  16961               25452.6
6/30/03                   15902                  16961               25778.3
7/31/03                   16458                  17563               26232.1
8/31/03                   16876                  18025               26743.6
9/30/03                   16443                  17563               26460.1
10/31/03                  17540                  18739               27955.1
11/30/03                  17617                  18809               28201.1
12/31/03                  18081                  19326               29678.8
1/31/04                   18328                  19592               30224.9
2/29/04                   18421                  19690                 30645
3/31/04                   18375                  19648               30182.3

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

(4) Sector distribution and Fund characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                                  MASTER PORTFOLIO SUB-ADVISERS
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated
                                              LSV Asset Management
                                              Peregrine Capital
                                              Management, Inc.
                                              Smith Asset Management, LP

FUND MANAGERS                            INCEPTION DATE
     Collectively Managed                     04/30/89

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 15.62%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 14.07%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Internationally, the recovery in corporate profits throughout many important sectors led the way to higher capital spending and further profit expansion. Strong relative results in the final months of 2003 gave way to weaker results in the first quarter of 2004. The international component of the Fund was a positive contributor to performance, particularly the Japanese financial sector where corporate restructuring and ties to the economic recovery led to strong stock gains. UFJ Holdings and Mitsubishi-Tokyo Financial Group were the two largest contributors to the Fund's positive performance.

      Domestically, one of the Fund's top contributors was eBay, which posted a return of over 26% for the period. On the other hand, one of the Fund's weaker performers was Microsoft, which detracted significantly from Fund performance over the period, because of news of an unfavorable antitrust ruling in Europe.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund is a blend of several investment styles, including international equity, large company growth, small company growth and small company value. Rather than making major shifts in investment style as the economy changes, it remains highly diversified and continues to invest in most of the equity categories.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect to continue to manage the Fund using a blended approach in which some investment categories will benefit--and others will decline--depending upon how the economic scenario plays out. For example, if the economy continues to improve, then stocks that usually benefit from such a scenario, such as technology, could appreciate in value. If overseas economies continue to recover, then investors in this Fund may benefit from its overseas investments. While we are not dependent upon economic predictions to make our investment decisions, we believe that it is likely that the U.S. and international economies will continue to improve, and that it is possible that interest rates may rise as the demand for credit increases.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999,reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999,the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares of the Fund prior to May 2, 1996,reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                    Including Sales Charge                Excluding Sales Charge
                                           ------------------------------------   ------------------------------------
                                           6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                           --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Equity Fund - Class A     8.98      36.65     1.52    8.64      15.62      44.99     2.73     9.28
Wells Fargo Growth Equity Fund - Class B    10.20      38.90     1.58    8.47      15.20      43.90     1.95     8.47
Wells Fargo Growth Equity Fund - Class C    14.21      42.90     1.95    8.55      15.21      43.90     1.95     8.55
Wells Fargo Growth
   Equity Fund - Institutional Class                                               15.79      45.37     2.96     9.40
Benchmark
   S&P 500 Index                                                                   14.07      35.11    (1.20)   11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004,THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (as of March 31, 2004)
--------------------------------------------------------------------------------

eBay Incorporated                                                          2.10%
Intel Corporation                                                          1.93%
Cisco Systems Incorporated                                                 1.82%
Microsoft Corporation                                                      1.82%
Medtronic Incorporated                                                     1.71%
Goldman Sachs Group Incorporated                                           1.66%
American International Group Incorporated                                  1.61%
First Data Corporation                                                     1.46%
Pfizer Incorporated                                                        1.37%
Paychex Incorporated                                                       1.33%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       13%
Consumer Staples                                                              2%
Energy                                                                        1%
Financial Services                                                           11%
Health Care                                                                  10%
Industrials                                                                   8%
Information Technology                                                       21%
International                                                                30%
Basic Materials                                                               2%
Utilities                                                                     1%
Cash                                                                          1%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.82
Price to Earnings Ratio (trailing 12 months)                              21.71x
Price to Book Ratio                                                        3.05x
Median Market Cap. ($B)                                                  $17.15
Portfolio Turnover                                                           24%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Wells Fargo Growth   Wells Fargo Growth
                            Equity Fund -        Equity Fund -
                               Class A              Class I        S&P 500 Index
                         ------------------   ------------------   -------------
3/31/94                          9425                10000               9564
4/30/94                          9542                10124            9686.61
5/31/94                          9462                10040             9844.5
6/30/94                          9093                 9648            9603.21
7/31/94                          9387                 9960            9918.58
8/31/94                          9859                10460            10325.2
9/30/94                          9705                10297            10072.8
10/31/94                         9832                10432            10299.1
11/30/94                         9422                 9996            9924.03
12/31/94                         9605                10191            10071.2
1/31/95                          9517                10098            10332.2
2/28/95                          9775                10371            10734.5
3/31/95                         10124                10741            11050.7
4/28/95                         10355                10986            11375.9
5/31/95                         10559                11204            11829.7
6/30/95                         11039                11713            12104.2
7/31/95                         11772                12490            12505.4
8/31/95                         11837                12559            12536.7
9/29/95                         12155                12897            13065.5
10/31/95                        11763                12480            13018.9
11/30/95                        11990                12721            13589.8
12/29/95                        11993                12725            13851.6
1/31/96                         12211                12956            14322.5
2/29/96                         12543                13308            14455.7
3/31/96                         12765                13544            14594.5
4/30/96                         13339                14152              14809
5/31/96                         13624                14456            15189.6
6/30/96                         13353                14167            15247.4
7/31/96                         12570                13337            14573.4
8/31/96                         12978                13770            14880.9
9/30/96                         13624                14456            15717.2
10/31/96                        13521                14346              16151
11/30/96                        14205                15072            17370.4
12/31/96                        14246                15115            17026.5
1/31/97                         14720                15618            18090.7
2/28/97                         14538                15425            18231.8
3/31/97                         13920                14770            17484.3
4/30/97                         14260                15125            18526.3
5/31/97                         15547                16496            19652.7
6/30/97                         16342                17339            20533.2
7/31/97                         17342                18400            22165.6
8/31/97                         16677                17689            20924.3
9/30/97                         17787                18872            22068.8
10/31/97                        16945                17974            21331.7
11/30/97                        16940                17974            22319.4
12/31/97                        17107                18151            22703.3
1/31/98                         17374                18429              22953
2/28/98                         18627                19764            24607.9
3/31/98                         19315                20488            25867.9
4/30/98                         19662                20862            26131.7
5/31/98                         19054                20211            25682.3
6/30/98                         19582                20777              26725
7/31/98                         19139                20307            26441.7
8/31/98                         15966                16941            22620.8
9/30/98                         16622                17636            24070.8
10/31/98                        17534                18604            26027.8
11/30/98                        18665                19804            27605.1
12/31/98                        19930                21146            29195.1
1/31/99                         20536                21789            30415.5
2/28/99                         19511                20701            29469.6
3/31/99                         20015                21236            30648.4
4/30/99                         20729                21994            31834.4
5/29/99                         20497                21747            31083.2
6/30/99                         21789                23112            32808.3
7/31/99                         21545                22860              31784
8/31/99                         21216                22511            31626.7
9/30/99                         20871                22138            30759.8
10/31/99                        21800                23130            32706.9
11/30/99                        22837                24230            33370.8
12/31/99                        25043                26584            35336.4
1/31/00                         24187                25675            33562.5
2/29/00                         25599                27181            32928.1
3/31/00                         26992                28673            36148.5
4/30/00                         26175                27806            35060.5
5/31/00                         25089                26661            34341.7
6/30/00                         26476                28139              35190
7/31/00                         26077                27722              34641
8/31/00                         27483                29221            36792.2
9/30/00                         26090                27743            34849.6
10/31/00                        25782                27431            34703.2
11/30/00                        23892                25419            31968.6
12/31/00                        24966                26565            32125.2
1/31/01                         25456                27093            33265.7
2/28/01                         22986                24465            30235.2
3/31/01                         21199                22570            28321.3
4/30/01                         23071                24572              30519
5/31/01                         22947                24440            30723.5
6/30/01                         22636                24119            29976.9
7/31/01                         22100                23559            29683.1
8/31/01                         20943                22323            27827.9
9/30/01                         18542                19770            25582.2
10/31/01                        19335                20626            26070.8
11/30/01                        20849                22241            28070.5
12/31/01                        21359                22796            28317.5
1/31/02                         21077                22488            27904.1
2/28/02                         20491                21873            27365.5
3/31/02                         21696                23163            28394.5
4/30/02                         21254                22702            26673.8
5/31/02                         20732                22138            26479.1
6/30/02                         19655                20993            24593.7
7/31/02                         17339                18524            22677.9
8/31/02                         17364                18558            22825.3
9/30/02                         15675                16755            20346.5
10/31/2002                      16704                17858            22134.9
11/30/2002                      17701                18917            23436.4
12/31/2002                      16720                17882            22060.7
1/31/2003                       16093                17215            21484.9
2/28/2003                       15740                16839            21162.7
3/31/2003                       15796                16899            21365.8
4/30/03                         17130                18335            23126.4
5/31/03                         18264                19549            24342.8
6/30/03                         18593                19908            24654.4
7/31/03                         19413                20788            25088.3
8/31/03                         20016                21438            25577.6
9/30/03                         19807                21215            25306.4
10/31/03                        21134                22643            26736.2
11/30/03                        21447                22985            26971.5
12/31/03                        22348                23951            28384.8
1/31/04                         22693                24327            28907.1
2/29/04                         22870                24523            29308.9
3/31/04                         22902                24566            28866.4

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund.See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1), before fees and expenses.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     Laurie R. White                          01/31/87
     Gregory T. Genung, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 13.90%(2) for the six-month period ended March 31, 2004, underperforming the S&P 500 Index(1) (the Index), which returned 14.07%. The Fund distributed $0.58 per share in dividend income and no capital gains during the six-month period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's goal is to approximate the total rate of return of the Index less expenses. The Fund was positively affected by the low interest rate environment, low inflation and positive economic growth. Overall equity performance, however, was hindered by the lagging economic recovery. During the reporting period, the Index overcame a setback in March 2004 to post its fourth straight quarterly gain.

      The best-performing sectors within the Index tended to be those that would typically benefit from accelerating economic growth. During the second half of the period, the more stable, "defensive" sectors of the market led the way, a pattern that may continue if interest rates begin a more sustained rise later this year. The consumer staples sector turned in a strong performance, while higher oil prices and lower interest rates provided good support to energy and financial services stocks, respectively. Broadly speaking, small cap stocks outperformed mid cap stocks, which, in turn, outperformed the large cap stocks that comprise the Index.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Earnings of stocks within the Index may continue to grow throughout 2004, as economic fundamentals are falling into place for a more sustained stock rally in the months ahead. Upbeat economic reports have lent support to analysts' double-digit growth forecast for corporate profits through late 2004. We believe that exports, inventory building and other investment spending could add support, benefiting from a slow, but steady improvement in business pricing power. This could negatively impact the economy, however, because of its potential to contribute to inflation and worsen the outlook on interest rates later this year. Any future rise in interest rates this year may be gradual by historic standards, reflecting solid, but unspectacular growth and only a gradual turn toward higher inflation.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Index Fund.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

     Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                    Excluding Sales Charge
                                             -----------------------------------
                                             6-Month*  1-Year   5-Year   10-Year
                                             --------  ------   ------   -------
Wells Fargo Index Fund-Institutional Class    13.90     34.75   (1.32)    11.31
Benchmark
   S&P 500 Index                              14.07     35.11   (1.20)    11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   2.83%
Exxon Mobil Corporation                                                    2.48%
Microsoft Corporation                                                      2.45%
Pfizer Incorporated                                                        2.43%
Citigroup Incorporated                                                     2.42%
Wal-Mart Stores Incorporated                                               2.35%
American International Group Incorporated                                  1.69%
Intel Corporation                                                          1.60%
Cisco Systems Incorporated                                                 1.47%
International Business Machines Corporation                                1.42%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                             11%
Consumer Discretionary                                                       11%
Energy                                                                        6%
Financial Services                                                           21%
Health Care                                                                  13%
Industrials                                                                  10%
Information Technology                                                       17%
Telecommunication Services                                                    3%
Basic Materials                                                               3%
Utilities                                                                     3%
Cash                                                                          2%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              20.10x
Price to Book Ratio                                                        3.03x
Median Market Cap ($B)                                                   $ 9.40
Portfolio Turnover                                                            1%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVEATMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Wells Fargo Index Fund - Class I   S&P 500 Index
                                --------------------------------   -------------
3/31/94                                       10000                     10000
4/30/94                                       10121                     10128
5/31/94                                       10267                     10293
6/30/94                                       10024                     10041
7/31/94                                       10351                     10371
8/31/94                                       10775                     10796
9/30/94                                       10514                     10532
10/31/94                                      10734                     10769
11/30/94                                      10339                     10376
12/31/94                                      10485                     10530
1/31/95                                       10751                     10803
2/28/95                                       11159                     11224
3/31/95                                       11464                     11555
4/28/95                                       11789                     11895
5/31/95                                       12245                     12369
6/30/95                                       12531                     12656
7/31/95                                       12929                     13076
8/31/95                                       12958                     13108
9/29/95                                       13482                     13661
10/31/95                                      13419                     13612
11/30/95                                      14001                     14209
12/29/95                                      14259                     14483
1/31/96                                       14744                     14975
2/29/96                                       14863                     15115
3/31/96                                       15007                     15260
4/30/96                                       15220                     15484
5/31/96                                       15602                     15882
6/30/96                                       15666                     15942
7/31/96                                       14972                     15238
8/31/96                                       15275                     15559
9/30/96                                       16127                     16434
10/31/96                                      16568                     16887
11/30/96                                      17816                     18162
12/31/96                                      17434                     17803
1/31/97                                       18535                     18915
2/28/97                                       18677                     19063
3/31/97                                       17913                     18281
4/30/97                                       18978                     19371
5/31/97                                       20130                     20549
6/30/97                                       21048                     21469
7/31/97                                       22694                     23176
8/31/97                                       21430                     21878
9/30/97                                       22592                     23075
10/31/97                                      21833                     22304
11/30/97                                      22832                     23337
12/31/97                                      23218                     23738
1/31/98                                       23473                     23999
2/28/98                                       25159                     25730
3/31/98                                       26438                     27047
4/30/98                                       26704                     27323
5/31/98                                       26234                     26853
6/30/98                                       27298                     27943
7/31/98                                       27004                     27647
8/31/98                                       23088                     23652
9/30/98                                       24559                     25168
10/31/98                                      26551                     27214
11/30/98                                      28147                     28864
12/31/98                                      29795                     30526
1/31/99                                       30984                     31802
2/28/99                                       30020                     30813
3/31/99                                       31214                     32046
4/30/99                                       32408                     33286
5/29/99                                       31630                     32500
6/30/99                                       33384                     34304
7/31/99                                       32345                     33233
8/31/99                                       32194                     33068
9/30/99                                       31313                     32162
10/31/99                                      33290                     34198
11/30/99                                      33950                     34892
12/31/99                                      35930                     36947
1/31/00                                       34116                     35093
2/29/00                                       33470                     34429
3/31/00                                       36736                     37796
4/30/00                                       35628                     36659
5/31/00                                       34893                     35907
6/30/00                                       35740                     36794
7/31/00                                       35201                     36220
8/31/00                                       37376                     38469
9/30/00                                       35402                     36438
10/31/00                                      35248                     36285
11/30/00                                      32474                     33426
12/31/00                                      32624                     33590
1/31/01                                       33768                     34782
2/28/01                                       30726                     31614
3/31/01                                       28784                     29612
4/30/01                                       31016                     31910
5/31/01                                       31220                     32124
6/30/01                                       30453                     31343
7/31/01                                       30150                     31036
8/31/01                                       28258                     29097
9/30/01                                       25976                     26748
10/31/01                                      26464                     27259
11/30/01                                      28487                     29350
12/31/01                                      28732                     29608
1/31/02                                       28313                     29176
2/28/02                                       27762                     28613
3/31/02                                       28801                     29689
4/30/2002                                     27055                     27890
5/31/2002                                     26848                     27686
6/30/2002                                     24927                     25715
7/31/2002                                     23018                     23712
8/31/2002                                     23168                     23866
9/30/2002                                     20640                     21274
10/31/2002                                    22480                     23144
11/30/2002                                    23800                     24505
12/31/2002                                    22404                     23066
1/31/2003                                     21800                     22464
2/28/2003                                     21469                     22127
3/31/2003                                     21673                     22340
4/30/03                                       23446                     24181
5/31/03                                       24686                     25453
6/30/03                                       24998                     25778
7/31/03                                       25430                     26232
8/31/03                                       25919                     26744
9/30/03                                       25640                     26460
10/31/03                                      27083                     27955
11/30/03                                      27318                     28201
12/31/03                                      28740                     29679
 1/31/04                                      29255                     30225
 2/29/04                                      29654                     30645
 3/31/04                                      29204                     30182
--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     Josephine Jimenez, CFA                   09/24/97
     Sabrina Yih, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 17.77%(1) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the MSCI/EAFE Index(2) (the Index), which returned 22.16%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The largest contributor to the Fund's performance was the Japanese financial sector, in which corporate restructuring and ties to the economic recovery led to strong stock gains. UFJ Holdings and Mitsubishi-Tokyo Financial Group were the two largest contributors to the Fund's positive performance. Energy companies in the Fund benefited from strong earnings and sustained high oil prices.

      The Fund's holdings in industrial, information technology and consumer discretionary stocks, particularly in Europe, underperformed the Index. In addition, small cap stocks outperformed large cap stocks, although the Fund was geared more towards large cap stocks. One of the Fund's worst performers was Vodafone Holdings (formerly Japan Telecom), primarily because it did not offer the right handset products to compete effectively.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      First, we added attractively priced stocks that we believe may benefit from an increase in consumer discretionary spending, with particular focus on European luxury goods companies. Second, we increased exposure to materials companies that benefit from demand in the emerging markets as well as in developed countries. Third, we added select telecommunications equipment companies that are focused on wireless technology.

      We believe that the Fund is positioned for global recovery in both continental Europe and in Japan. The Fund has an overweight position in Japan as compared to the Index, based on the belief that both a domestic- and export-led recovery are occurring.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that we remain positioned for global growth driven by further demand from China and from the economic recovery of the U.S., Japan and Europe after several years of slow growth. Within that scenario, we are searching for companies that we believe may benefit from the recovery of consumer spending, higher capital expenditure spending and exports to high-growth economies.

      Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo International Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                          Including Sales Charge                 Excluding Sales Charge
                                                 --------------------------------------  --------------------------------------
                                                 6-Month*  1-Year  5-Year  Life of Fund  6-Month*  1-Year  5-Year  Life of Fund
                                                 --------  ------  ------  ------------  --------  ------  ------  ------------
Wells Fargo International Equity Fund - Class A   11.03     36.60  (0.35)      1.98        17.77    45.27   0.84       2.91
Wells Fargo International Equity Fund - Class B   12.41     38.80  (0.35)      2.14        17.41    43.80   0.05       2.14
Wells Fargo International Equity Fund - Class C   16.32     42.73   0.04       2.13        17.32    43.73   0.04       2.13
Wells Fargo International Equity Fund -
   Institutional Class                                                                     17.90    45.28   1.05       3.08
Benchmark
   MSCI/EAFE Index                                                                         22.16    57.54   0.52       2.19

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Total SA                                                                   3.27%
Vodafone Group plc                                                         2.75%
Nomura Holdings Incorporated                                               2.60%
BHP Billiton Limited                                                       2.59%
Mitsubishi Tokyo Financial Group Incorporated                              2.34%
Koninklijke (Royal) Philips Electronics
   NV NY Shares                                                            2.30%
Canon Incorporated                                                         2.06%
Novartis AG                                                                1.92%
Toyota Motor Corporation                                                   1.90%
UBS AG                                                                     1.86%

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                           44%
United Kindgdom                                                              18%
Australia                                                                     4%
Southeast Asia                                                                3%
Emerging Markets                                                              2%
Japan                                                                        25%
Canada                                                                        2%
Cash                                                                          2%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Beta**                                                                     0.97
Price to Earnings Ratio (trailing 12 months)                               25.0x
Price to Book Ratio                                                         2.3x
Median Market Cap.($B)                                                    $21.6
Portfolio Turnover                                                           22%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT5 (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo International   Wells Fargo International
             Equity Fund - Class A      Equity Fund - Class I      MSCI EAFE Index
           -------------------------   -------------------------   ---------------
9/24/97               9425                        10000                  10000
9/30/97               9510                        10090                  10000
10/31/97              8954                         9500                   9231
11/30/97              9029                         9580                9136.84
12/31/97              9116                         9672                9216.33
1/31/98               9323                         9892                9637.52
2/28/98               9955                        10562                10256.2
3/31/98              10417                        11052                10572.1
4/30/98              10605                        11252                10655.7
5/31/98              10596                        11242                10603.5
6/30/98              10746                        11402                  10684
7/31/98              10869                        11532                10791.9
8/31/98               9135                         9692                9454.82
9/30/98               8823                         9362                9164.56
10/31/98              9606                        10192                10119.5
11/30/98             10162                        10782                10637.6
12/31/98             10577                        11222                11057.8
1/31/99              10756                        11412                11024.6
2/28/99              10567                        11212                10762.2
3/31/99              10897                        11562                  11211
4/30/99              11312                        12002                11665.1
5/31/99              10926                        11592                11064.3
6/30/99              11548                        12252                11495.8
7/31/99              11906                        12632                11837.3
8/31/99              11802                        12522                11881.1
9/30/99              11972                        12702                12001.1
10/31/99             12670                        13442                12451.1
11/30/99             14065                        14933                12883.2
12/31/99             15988                        17002                14040.1
1/31/00              15310                        16286                13148.5
2/29/00              16638                        17697                13502.2
3/31/00              16839                        17922                14026.1
4/30/00              15807                        16828                13288.3
5/31/00              14822                        15774                12964.1
6/30/00              15606                        16613                  13471
7/31/00              15291                        16286                12906.6
8/31/00              15568                        16582                13018.8
9/30/00              14564                        15518                12384.8
10/31/00             14172                        15099                12092.5
11/30/00             13408                        14291                11639.1
12/31/00             13878                        14792                12052.3
1/31/01              14220                        15169                12046.2
2/28/01              13106                        13977                11142.8
3/31/01              12208                        13026                10399.5
4/30/01              12813                        13674                11122.3
5/31/01              12706                        13559                10729.7
6/30/01              12315                        13151                10290.8
7/31/01              11983                        12785                10103.6
8/31/01              11524                        12304                9847.94
9/30/01              10255                        10945                8850.34
10/31/01             10635                        11364                9076.91
11/30/01             11085                        11834                9411.85
12/31/01             11329                        12106                9467.38
1/31/02              10782                        11531                8964.66
2/28/02              10635                        11364                9027.41
3/31/02              11173                        11949                 9515.8
4/30/02              11173                        11959                 9578.6
5/31/02              11075                        11855                9700.25
6/30/02              10567                        11311                9314.18
7/31/02               9463                        10120                8394.87
8/31/02               9356                        10005                8375.56
9/30/02               8262                         8844                7476.03
10/31/02              8624                         9231                7877.49
11/30/02              9073                         9712                8235.13
12/31/02              8692                         9306                7958.43
1/31/03               8174                         8762                7626.56
2/28/03               7989                         8563                7451.15
3/31/03               7823                         8385                7305.11
4/30/03               8477                         9097                8021.01
5/31/03               8946                         9599                8507.08
6/30/03               9073                         9736                8712.95
7/31/03               9190                         9830                 8923.8
8/31/03               9444                        10112                9138.87
9/30/03               9649                        10332                9420.34
10/31/03             10255                        10981                10007.2
11/30/03             10479                        11232                10229.4
12/31/03             11197                        12003                11028.3
1/31/04              11187                        11992                11183.8
2/29/04              11325                        12140                11442.2
3/31/04              11364                        12182                11506.2

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio composition and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                     SUB-ADVISER
     Wells Fargo Funds Management, LLC           Cadence Capital Management

FUND MANAGERS                               INCEPTION DATE
     William B. Bannick, CFA                     08/31/01
     Robert L. Fitzpatrick, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.89%(1) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 14.07%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's holdings of airline stocks lagged during the period, as rising fuel prices and competitive pressures forced fare reductions that affected the sector. Microsoft also had a negative impact on Fund performance -- the performance of the stock has stayed flat as the company seeks to find its way during what BUSINESS WEEK magazine recently called a "midlife" crisis. In addition, the Fund had very little exposure to consumer staples, some of which did very well during the period, especially beverages and tobacco.

      The Fund's strongest performers during the six-month period were DR Horton, a homebuilder; Qualcomm, a manufacturer of digital wireless telecommunications products; and Coach, a designer of women's and men's accessories and leather outerwear. DR Horton has benefited from historically low interest rates, Qualcomm has seen signs of improvement in the wireless industry and Coach has benefited from expansion of its franchise in Japan.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
---------------------------------------------------------------------------

      The two most noteworthy changes in the Fund's holdings since September 30, 2003, were a decrease in technology holdings and an increase in financial services holdings. Although the portfolio remains overweight relative to the benchmark in its technology holdings, we have closed the gap substantially, as some segments have cooled off and others have presented opportunities. While the environment is still tough for many segments of the financial services sector, we have increased exposure to the sector, tilting a bit more toward capital markets and property and casualty insurance companies.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
---------------------------------------------------------------------------

      We believe the economic recovery will continue through the year, and corporate earnings growth should follow. In addition, there have been indications recently that we may finally see some job recovery to accompany the improving economic picture. Because our investment process is closely tied to the fundamental operating performance of the companies in the portfolio, we believe the Fund's performance could benefit from these positive trends.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO LARGE CAP APPRECIATION FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                  Including Sales Charge             Excluding Sales Charge
                                             --------------------------------   --------------------------------
                                             6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
                                             --------   ------   ------------   --------   ------   ------------
Wells Fargo Large Cap
   Appreciation Fund - Class A                  6.40     23.58      (2.00)        12.89     31.12        0.27
Wells Fargo Large Cap
   Appreciation Fund - Class B                  7.41     25.04      (1.69)        12.41     30.04       (0.51)
Wells Fargo Large Cap
   Appreciation Fund - Class C                 11.40     29.17      (0.47)        12.40     30.17       (0.47)
Wells Fargo Large Cap
   Appreciation Fund - Institutional Class                                        13.06     31.39        0.50
Benchmark
   S&P 500 Index                                                                  14.07     35.11        1.42

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Pfizer Incorporated                                                        3.07%
General Electric Company                                                   3.03%
Cisco Systems Incorporated                                                 2.20%
Citigroup Incorporated                                                     2.02%
JP Morgan Chase & Company                                                  1.63%
Merrill Lynch & Company Incorporated                                       1.58%
Allstate Corporation                                                       1.57%
Goldman Sachs Group Incorporated                                           1.50%
UnitedHealth Group Incorporated                                            1.40%
Schlumberger Limited                                                       1.33%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       14%
Consumer Staples                                                              4%
Energy                                                                        7%
Financial Services                                                           22%
Health Care                                                                  14%
Industrials                                                                  10%
Information Technology                                                       24%
Basic Materials                                                               2%
Utilities                                                                     1%
Cash                                                                          2%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                      1.1
Price to Earnings Ratio (trailing 12 months)                                 23x
Price to Book Ratio                                                         3.5x
Median Market Cap ($B)                                                   $17.60
Portfolio Turnover                                                           84%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Wells Fargo Large Cap   Wells Fargo Large Cap
                           Appreciation Fund -     Appreciation Fund -   S&P 500
                               Class A                  Class I           Index
                         ---------------------   ---------------------   -------
8/31/01                           9425                   10000             10000
9/30/01                           8982                    9530              9193
10/31/01                          8944                    9500           9368.59
11/30/01                          9340                    9910           10087.2
12/31/01                          9500                   10090           10175.9
1/31/02                           9378                    9960           10027.4
2/28/02                           9114                    9670           9833.83
3/31/02                           9444                   10030           10203.6
4/30/02                           9123                    9690           9585.24
5/31/02                           8982                    9540           9515.27
6/30/02                           8454                    8980           8837.78
7/31/02                           7681                    8160           8149.32
8/31/02                           7710                    8190           8202.29
9/30/02                           7097                    7550           7311.52
10/31/2002                        7474                    7950            7954.2
11/30/2002                        7568                    8050           8421.91
12/31/2002                        7238                    7700           7927.55
1/31/2003                         7163                    7620           7720.64
2/28/2003                         7088                    7550           7604.83
3/31/2003                         7238                    7710           7677.83
4/30/03                           7653                    8150           8310.49
5/31/03                           8077                    8610           8747.62
6/30/03                           8143                    8680           8859.59
7/31/03                           8313                    8860           9015.52
8/31/03                           8539                    9100           9191.32
9/30/03                           8407                    8960           9093.89
10/31/03                          8954                    9540            9607.7
11/30/03                          9029                    9630           9692.24
12/31/03                          9218                    9830           10200.1
1/31/04                           9321                    9950           10387.8
2/29/04                           9491                   10120           10532.2
3/31/04                           9491                   10130           10373.2

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares,assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Wells Fargo Large Cap Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Systematic Financial
                                              Management, L.P.

FUND MANAGERS                            INCEPTION DATE
     D. Kevin McCreesh, CFA                   08/29/03
     Ronald M. Mushock, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 16.14%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 14.07% for the same period. The Fund's Class A shares distributed $0.01 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market generally performed well during the six-month period, except for the first three weeks of March when markets reacted negatively to a disappointing employment report, geopolitical/terrorist activity and a subsequent drop in consumer confidence. Fortunately, this activity was short-lived and investors began refocusing on fundamentals by the end of the reporting period. Stocks with positive earnings surprises and upward profit estimates outperformed, and the Fund contained a large number of stocks with those attributes.

      The Fund's best performing holdings for the period included Amdocs, which provides billing software to the telecommunications industry and Friedman, Billings, Ramsey Group, an investment banking firm specializing in real estate. Amdocs has the potential to gain more business as a result of the merger of AT&T Wireless and Cingular, since Cingular and Amdocs are owned in part by the same company. Friedman, Billings, Ramsey Group benefited from strong capital markets, especially from the increased volume of initial public offerings.

      The biggest detractor from Fund performance was AMR, the parent company of American Airlines, which faced high fuel costs, increased terrorism worries and ongoing competitive pressure from low-cost carriers.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As a result of our bottom-up stock selection process, the Fund's sector weighting increased in consumer discretionary and decreased in health care, materials, utilities, financial, industrials and telecommunication services. The Fund is currently overweighted in the information technology, materials, health care and consumer discretionary sectors. It is underweighted in financial, telecommunications services, energy and consumer staples.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the pace of the economic recovery may gain strength and continue to benefit corporate earnings. Shorter-term risks that could affect the rate of this recovery include the lack of a meaningful rebound in employment and further global violence from terrorist activities. We will continue to focus on stock-specific fundamental analysis, with an emphasis on attractive valuation, such as low price-to-earnings ratios, positive earnings and revenue surprises, and upward estimate revisions.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Cap Value Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Large Cap Value Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                          Including Sales Charge     Excluding Sales Charge
                                                         ------------------------   ------------------------
                                                         6-Month*   Life of Fund*   6-Month*   Life of Fund*
                                                         --------   -------------   --------   -------------
Wells Fargo Large Cap Value Fund - Class A                  9.47         7.50         16.14        14.05
Wells Fargo Large Cap Value Fund - Class B                 10.80         8.60         15.80        13.60
Wells Fargo Large Cap Value Fund - Class C                 14.70        12.50         15.70        13.50
Wells Fargo Large Cap Value Fund - Institutional Class                                16.38        14.28
Benchmark
   S&P 500 Index                                                                      14.07        12.86

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Citigroup Incorporated                                                     4.38%
JP Morgan Chase & Company                                                  3.05%
Bank Of America Corporation                                                2.79%
Exxon Mobil Corporation                                                    2.47%
Black & Decker Corporation                                                 2.47%
Marathon Oil Corporation                                                   2.00%
ChevronTexaco Corporation                                                  1.97%
Verizon Communications Incorporated                                        1.97%
Corning Incorporated                                                       1.96%
Bellsouth Corporation                                                      1.94%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       16%
Consumer Staples                                                              5%
Energy                                                                        9%
Financial Services                                                           29%
Health Care                                                                   5%
Industrials                                                                   6%
Information Technology                                                       11%
Basic Materials                                                               6%
Telecommunications Services                                                   4%
Utilities                                                                     4%
Cash                                                                          5%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Price to Earnings Ratio (trailing 12 months)                              21.30x
Price to Book Ratio                                                        2.80x
Median Market Cap ($B)                                                   $10.40
Portfolio Turnover                                                           67%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo Large Cap   Wells Fargo Large Cap
                    Value Fund - Class A    Value Fund - Class I   S&P 500 Index
                   ---------------------   ---------------------   -------------
8/31/03                     9425                   10000                10000
9/30/03                     9255                    9820                 9894
10/31/03                    9689                   10280                10453
11/30/03                   10028                   10650                10545
12/31/03                   10438                   11088              11097.6
1/31/04                    10618                   11278              11301.8
2/29/04                    10910                   11599              11458.8
3/31/04                    10750                   11428              11285.8

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital Management,
                                              Inc.

FUND MANAGERS                            INCEPTION DATE
     John S. Dale, CFA                     12/31/82
     Gary E. Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 8.14%(1) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 14.07% during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the past six months, the lowest quality, highest risk assets performed the best. Small cap stocks outperformed large cap stocks. Large-cap value stocks outperformed large-cap growth stocks. The Fund was and continues to be focused on the high-quality, fast-earnings growth companies. This high-quality focus helped in the 2000-2002 timeframe, but hindered performance during the current reporting period, especially in the fourth quarter of 2003, as value stocks outperformed growth stocks.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The changes we made to the Fund's portfolio were designed to sustain the Fund's rapid earnings growth profile. For example, we initiated a position in Genentech, a leader in the biotechnology arena that has a diverse product base and substantial pipeline of new drugs that should allow the company to grow earnings over the next several years. We also purchased Linear Technology, a leader in the analog semiconductor market that is highly profitable and growing revenue and earnings in excess of 20% per year. Finally, we added Franklin Resources to the portfolio, a company that has a good asset management business and is likely to grow assets and earnings at a mid-teens long-term rate, well ahead of the industry. We sold the Fund's positions in IMS Health and DST Systems, two well-managed companies that were likely to grow future earnings, but at the low end of our growth criteria. These moves should help maintain the Fund's average long-term earnings growth rate at two to three times the average company.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Corporate management currently faces an intensely competitive, global arena. This extremely competitive environment means that there is not much in the way of profits left over for anyone but those who are first in their industry. We will seek to invest in rare, high-quality growth companies that are the dominant, low-cost industry leaders.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Company Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

     Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November
8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others,industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                               Including Sales Charge                 Excluding Sales Charge
                                       ------------------------------------   ------------------------------------
                                       6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                       --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Large Company
   Growth Fund - Class A                 1.93      22.76   (4.98)    10.61      8.14      30.25   (3.85)    11.27
Wells Fargo Large Company
   Growth Fund - Class B                 2.73      24.26   (4.91)    10.54      7.73      29.26   (4.42)    10.54
Wells Fargo Large Company
   Growth Fund - Class C                 6.77      28.29   (4.40)    10.56      7.77      29.29   (4.40)    10.56
Wells Fargo Large Company
   Growth Fund - Institutional Class                                            8.31      30.48   (3.64)    11.40
Benchmark
   S&P 500 Index                                                               14.07      35.11   (1.20)    11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%.FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

eBay Incorporated                                                          6.58%
Intel Corporation                                                          5.51%
Medtronic Incorporated                                                     5.35%
Goldman Sachs Group Incorporated                                           5.19%
Microsoft Corporation                                                      5.14%
Cisco Systems Incorporated                                                 5.12%
American International Group Incorporated                                  5.05%
First Data Corporation                                                     4.56%
Paychex Incorporated                                                       4.15%
Charles Schwab Corporation                                                 3.80%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      18%
Consumer Staples                                                             2%
Financial Services                                                          17%
Health Care                                                                 15%
Industrials                                                                  6%
Information Technology                                                      41%
Cash                                                                         1%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                      1.30
Price to Earnings Ratio (trailing 12 months)                              23.00x
Price to Book Ratio                                                        4.60x
Median Market Cap ($B)                                                   $35.60
Portfolio Turnover                                                            9%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Wells Fargo Large Company  Wells Fargo Large Company
                  Growth Fund -              Growth Fund -
                    Class A                    Class I            S&P 500 Index
            -------------------------  -------------------------  -------------
3/31/94                 9425                     10000                  9564
4/30/94                 9368                      9940               9686.61
5/31/94                 9459                     10036                9844.5
6/30/94                 8922                      9467               9603.21
7/31/94                 9367                      9939               9918.58
8/31/94                 9776                     10373               10325.2
9/30/94                 9601                     10187               10072.8
10/31/94                9819                     10418               10299.1
11/30/94                9404                      9977               9924.03
12/31/94                9504                     10084               10071.2
1/31/95                 9698                     10290               10332.2
2/28/95                 9941                     10547               10734.5
3/31/95                10235                     10860               11050.7
4/28/95                10504                     11145               11375.9
5/31/95                10830                     11491               11829.7
6/30/95                11615                     12324               12104.2
7/31/95                12184                     12927               12505.4
8/31/95                12294                     13044               12536.7
9/29/95                12816                     13597               13065.5
10/31/95               12421                     13179               13018.9
11/30/95               12673                     13447               13589.8
12/29/95               12282                     13032               13851.6
1/31/96                12606                     13376               14322.5
2/29/96                13196                     14002               14455.7
3/31/96                13345                     14160               14594.5
4/30/96                13892                     14740                 14809
5/31/96                14334                     15208               15189.6
6/30/96                14143                     15005               15247.4
7/31/96                13356                     14171               14573.4
8/31/96                13499                     14323               14880.9
9/30/96                14754                     15654               15717.2
10/31/96               14636                     15530                 16151
11/30/96               15567                     16517               17370.4
12/31/96               15366                     16304               17026.5
1/31/97                16598                     17611               18090.7
2/28/97                16223                     17213               18231.8
3/31/97                15072                     15992               17484.3
4/30/97                16250                     17242               18526.3
5/31/97                17476                     18543               19652.7
6/30/97                18398                     19521               20533.2
7/31/97                20096                     21322               22165.6
8/31/97                18987                     20146               20924.3
9/30/97                20310                     21549               22068.8
10/31/97               19544                     20737               21331.7
11/30/97               20144                     21373               22319.4
12/31/97               20491                     21742               22703.3
1/31/98                21029                     22313                 22953
2/28/98                22697                     24082               24607.9
3/31/98                23281                     24702               25867.9
4/30/98                23889                     25347               26131.7
5/31/98                23119                     24530               25682.3
6/30/98                25226                     26766                 26725
7/31/98                25278                     26821               26441.7
8/31/98                21058                     22344               22620.8
9/30/98                23038                     24444               24070.8
10/31/98               24727                     26237               26027.8
11/30/98               27076                     28737               27605.1
12/31/98               30321                     32179               29195.1
1/31/99                32792                     34811               30415.5
2/28/99                31412                     33347               29469.6
3/31/99                33360                     35420               30648.4
4/30/99                33499                     35577               31834.4
5/29/99                32330                     34333               31083.2
6/30/99                35174                     37367               32808.3
7/31/99                33454                     35552                 31784
8/31/99                33538                     35640               31626.7
9/30/99                32258                     34290               30759.8
10/31/99               35041                     37247               32706.9
11/30/99               36321                     38617               33370.8
12/31/99               40314                     42865               35336.4
1/31/00                39278                     41778               33562.5
2/29/00                40012                     42563               32928.1
3/31/00                44723                     47584               36148.5
4/30/00                42992                     45743               35060.5
5/31/00                40126                     42705               34341.7
6/30/00                43214                     46000                 35190
7/31/00                43351                     46148                 34641
8/31/00                45948                     48923               36792.2
9/30/00                42741                     45518               34849.6
10/31/00               42718                     45498               34703.2
11/30/00               39101                     41655               31968.6
12/31/00               38776                     41314               32125.2
1/31/00                39388                     41973               33265.7
2/28/00                33412                     35607               30235.2
3/31/00                29906                     31883               28321.3
4/30/01                33113                     35307                 30519
5/31/01                32807                     34994               30723.5
6/30/01                31884                     34015               29976.9
7/31/01                31313                     33409               29683.1
8/31/01                28475                     30389               27827.9
9/30/01                25707                     27434               25582.2
10/31/01               26895                     28713               26070.8
11/30/01               30044                     32085               28070.5
12/31/01               30332                     32398               28317.5
1/31/02                30142                     32196               27904.1
2/28/02                28129                     30050               27365.5
3/31/02                29381                     31400               28394.5
4/30/02                27085                     28947               26673.8
5/31/02                26260                     28067               26479.1
6/30/02                24536                     26227               24593.7
7/31/02                22131                     23664               22677.9
8/31/02                22390                     23945               22825.3
9/30/02                19910                     21296               20346.5
10/31/2002             22177                     23723               22134.9
11/30/2002             23694                     25353               23436.4
12/31/2002             21767                     23292               22060.7
1/31/2003              20983                     22457               21484.9
2/28/2003              20787                     22255               21162.7
3/31/2003              21052                     22555               21365.8
4/30/03                22944                     24571               23126.4
5/31/03                24028                     25738               24342.8
6/30/03                24305                     26038               24654.4
7/31/03                25557                     27382               25088.3
8/31/03                26041                     27910               25577.6
9/30/03                25355                     27173               25306.4
10/31/03               26889                     28830               26736.2
11/30/03               26774                     28713               26971.5
12/31/03               27529                     29528               28384.8
1/31/04                27824                     29848               28907.1
2/29/04                27795                     29828               29308.9
3/31/04                27420                     29430               28866.4

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     Josephine Jimenez, CFA                   12/31/97
     Frank Chiang

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 24.31(1) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the MSCI EMF Index(2), which returned 29.26%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Emerging markets continued to perform well through the end of 2003 and into 2004. The Fund held positions in companies in Asia, Eastern Europe and Latin America, which continued to benefit from low interest rates, improved earnings and strong basic materials prices. The economies of China, Mexico and Brazil continued to grow, benefiting from their ties to the U.S. economy, while the stock markets of Korea, Taiwan, Argentina and Russia registered double-digit gains by the end of the reporting period. The recovery in corporate profits throughout many important sectors, including consumer discretionary and industrials, in these countries contributed significantly to Fund performance.

      The Brazilian government's very strict monetary policy put downward pressure on the country's stocks, which detracted from the Fund's performance in recent months. After contributing strong gains to performance in the fourth quarter of 2003, the Fund's holdings in Thailand suffered from concerns over terrorism and avian influenza, or "bird flu."

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to Brazil at the end of the reporting period but continued to maintain an overweight position, as we remain positive about its leadership in the region's economic recovery. We increased the Fund's exposure to Mexico with companies experiencing strong profits growth and added to the Fund's positions in Chile and Indonesia, based on our positive outlook for basic materials demand. We also increased the Fund's exposure to India, as the country's agricultural and software sectors continue to grow. Because we believe that higher oil prices and increasing political stability continue to benefit Russia, we increased the Fund's exposure to the country. On a sector basis, we added slightly to the Fund's positions in consumer staples, financial, and telecommunication services.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We remain optimistic that inflation will not dampen growth significantly, but are cautious about the potential for rising interest rates to negatively impact growth in emerging markets. We anticipate continued strong demand for basic materials, higher energy prices and a continued recovery in capital spending, but will watch carefully the economic impact of coming elections in many countries. Within this investment backdrop, we remain focused on fundamentals and overall security valuation within the Fund's portfolio.

      Investing in foreign securities entails additional risks that may not be present in domestic securities, including currency fluctuation, political and diplomatic instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. In addition to the greater exposure to the risks of foreign investing, emerging markets present considerable additional risks, including potential instability of emerging market countries and the increased susceptibility of emerging market economies to financial, economic and market events.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY EMERGING MARKET FOCUS FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Montgomery Emerging Markets Focus Fund for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Emerging Markets Focus Fund (the accounting survivor of a merger of the Montgomery Emerging Markets Focus Fund and Montgomery Emerging Markets Fund with the Wells Fargo Montgomery Emerging Markets Focus Fund), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS. Performance shown for the Class A, Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Institutional Class shares of the Fund prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares.

(2) The Morgan Stanley Capital International Emerging Markets Free Index (MSCI
EMF) is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio composition and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Montgomery Emerging Markets Focus Fund Class A and Institutional Class shares for the life of the Fund with the MSCI EMF Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                                                           Life of                                Life of
                                              6-Month*   1-Year   5-Year    Fund     6-Month*   1-Year   5-Year    Fund
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Montgomery Emerging
   Markets Focus Fund - Class A                 17.16     72.78    16.96    12.93      24.31     83.32    18.35    14.01
Wells Fargo Montgomery Emerging
   Markets Focus Fund - Class B                 19.05     77.40    17.86    13.77      24.05     82.40    18.06    13.77
Wells Fargo Montgomery Emerging
   Markets Focus Fund - Class C                 22.92     81.24    17.27    12.91      23.92     82.24    17.27    12.91
Wells Fargo Montgomery Emerging
   Markets Focus Fund - Institutional Class                                            24.53     84.01    18.70    14.40
Benchmark
   MSCI EMF Index                                                                      29.26     82.16    10.08     5.00

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75% AND A 2.00% REDEMPTION FEE IS ASSESSED ON CLASS A SHARES REDEEMED OR EXCHANGED WITHIN THREE MONTHS AFTER PURCHASE. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        5.40%
Cemex SA de CV                                                             4.81%
Companhia Siderurgica Nacional SA                                          4.62%
JSC MMC Norilsk Nickel ADR                                                 4.45%
State Bank Of India GDR                                                    4.31%
Taiwan Semiconductor Manufacturing Company Limited                         4.20%
Caemi Mineracao e Metalurgica SA Preferred                                 3.54%
Yukos ADR                                                                  3.52%
Companhia Energetica de Minas Gerais ADR                                   3.48%
Cheung Kong Holdings Limited                                               3.43%

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Brazil                                                                      20%
Hong Kong                                                                    4%
India                                                                        5%
Indonesia                                                                    4%
South Korea                                                                 10%
Mexico                                                                      17%
Poland                                                                       3%
Russia                                                                       9%
Taiwan                                                                      10%
Thailand                                                                     3%
U.S.                                                                         3%
Cash                                                                        12%

CHARACTERISTICS(4) (as of March 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.99
Price to Earnings Ratio (trailing 12 months)                              13.90x
Price to Book Ratio                                                        1.95x
Median Market Cap.($B)                                                   $ 4.59
Portfolio Turnover                                                          122%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo Montgomery Emerging   Wells Fargo Montgomery Emerging
             Markets Focus Fund - Class A      Markets Focus Fund - Class I    MSCI EMF Index
           -------------------------------   -------------------------------   --------------
12/31/97               9425                             10000                      10000
01/31/98               8921                              9470                       9216
02/28/98               9963                             10580                      10178
03/31/98              10768                             11440                      10619
04/30/98              11281                             11990                      10504
05/31/98               9743                             10360                       9064
06/30/98               8780                              9340                       8113
07/31/98               9029                              9610                       8371
08/31/98               6518                              6940                       5950
09/30/98               7210                              7680                       6328
10/31/98               7769                              8280                       6994
11/30/98               7972                              8500                       7576
12/31/98               7429                              7924                       7466
01/31/99               7780                              8302                       7346
02/28/99               7672                              8190                       7417
03/31/99               9207                              9834                       8395
04/30/99              10226                             10927                       9433
05/31/99              10690                             11427                       9378
06/30/99              12556                             13429                      10443
07/31/99              12455                             13327                      10159
08/31/99              11543                             12356                      10251
09/30/99              11405                             12214                       9904
10/31/99              12057                             12918                      10115
11/30/99              14701                             15757                      11022
12/31/99              16434                             17623                      12424
01/31/00              16465                             17664                      12498
02/29/00              16584                             17799                      12663
03/31/00              17619                             18918                      12725
04/30/00              15845                             17021                      11519
05/31/00              14989                             16109                      11043
06/30/00              15976                             17177                      11432
07/31/00              15410                             16576                      10844
08/31/00              16337                             17581                      10897
09/30/00              14992                             16140                       9945
10/31/00              14350                             15456                       9224
11/30/00              12958                             13963                       8418
12/31/00              13530                             14586                       8621
01/31/01              14778                             15938                       9808
02/28/01              13933                             15033                       9040
03/31/01              12983                             14014                       8152
04/30/01              13632                             14721                       8555
05/31/01              14117                             15252                       8657
06/30/01              13466                             14555                       8480
07/31/01              12412                             13422                       7944
08/31/01              12233                             13235                       7865
09/30/01              10393                             11249                       6648
10/31/01              10917                             11821                       7060
11/30/01              12002                             13006                       7798
12/31/01              13052                             14039                       8417
01/31/02              13633                             14678                       8702
02/28/02              13952                             14982                       8845
03/31/02              14513                             15611                       9377
04/30/02              14784                             15904                       9438
05/31/02              15084                             16239                       9287
06/30/02              14029                             15108                       8590
07/31/02              13333                             14354                       7937
08/31/02              13110                             14113                       8059
09/30/02              11552                             12447                       7190
10/31/02              12278                             13243                       7656
11/30/02              12742                             13746                       8183
12/31/02              12329                             13298                       7912
01/31/03              12087                             13057                       7877
02/28/03              11739                             12680                       7665
03/31/03              11661                             12596                       7447
04/30/03              13452                             14545                       8111
05/31/03              14090                             15237                       8693
06/30/03              14777                             15986                       9188
07/31/03              15765                             17062                       9763
08/30/03              16887                             18285                      10418
09/30/03              17197                             18612                      10494
10/31/03              18726                             20278                      11387
11/30/03              19190                             20784                      11527
12/31/03              21116                             22882                      12363
01/31/04              20894                             22640                      12802
02/29/04              21358                             23156                      13393
03/31/04              21377                             23178                      13565

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND (the
     Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC       Wells Capital Management
                                             Incorporated

FUND MANAGERS                            INCEPTION DATE
     Josephine Jimenez, CFA                  12/17/93
     Frank Chiang

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 29.93(1) for the six-month period ended March 31, 2004, outperforming the MSCI EMF Index(2), which returned 29.26%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Emerging markets continued to perform well through the end of 2003 and into 2004. The Fund held positions in companies in Asia, Eastern Europe and Latin America, which continued to benefit from low interest rates, improved earnings and strong basic materials prices. The economies of China, Mexico and Brazil continued to grow, benefiting from their ties to the U.S. economy, while the stock markets of Korea, Taiwan, Argentina and Russia registered double-digit gains by the end of the reporting period. The recovery in corporate profits throughout many important sectors, including consumer discretionary and industrials, in these countries contributed significantly to Fund performance.

      The Brazilian government's very strict monetary policy put downward pressure on the country's stocks, which detracted from the Fund's performance in recent months. After contributing strong gains to performance in the fourth quarter of 2003, the Fund's holdings in Thailand suffered from concerns over terrorism and avian influenza, or "bird flu."

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's exposure to Brazil at the end of the reporting period but continued to maintain an overweight position, as we remain positive about its leadership in the region's economic recovery. After reducing our exposure in the fourth quarter of 2003, in 2004 we increased the Fund's exposure to Mexico with companies experiencing strong profits growth and added to the Fund's positions in Chile and Indonesia, based on our positive outlook for basic materials demand. We also increased the Fund's exposure to India, as the country's agricultural and software sectors continued to grow. We capitalized on Russia's strong performance over the past several quarters and reduced the Fund's exposure, though higher oil prices and increasing political stability continue to benefit the country. On a sector basis, we added slightly to the Fund's consumer discretionary and industrials holdings while reducing positions in consumer staples, financial, and telecommunication services.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We remain optimistic that inflation will not dampen growth significantly, but are cautious about the potential for rising interest rates to negatively impact growth in emerging markets. We anticipate continued strong demand for basic materials, higher energy prices and a continued recovery in capital spending, but will watch carefully the economic impact of coming elections in many countries. Within this investment backdrop, we remain focused on fundamentals and overall security valuation within the Fund's portfolio.

      Investing in foreign securities entails additional risks that may not be present in domestic securities, including currency fluctuation, political and diplomatic instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. In addition to the greater exposure to the risks of foreign investing, emerging markets present considerable additional risks, including potential instability of emerging market countries and the increased susceptibility of emerging market economies to financial, economic and market events.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Select Class shares of the Wells Fargo Montgomery Institutional Emerging Markets Fund for periods prior to June 9, 2003, reflects the performance of the single class of shares of the Montgomery Institutional
Series: Emerging Markets Portfolio (the accounting survivor of a merger of the Montgomery Institutional Series: Emerging Markets Portfolio and the Wells Fargo Montgomery Institutional Emerging Markets Fund), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS.

(2) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                                                     Excluding Sales Charge
                                                                            ------------------------------------
                                                                            6-Month*   1-Year   5-Year   10-Year
                                                                            --------   ------   ------   -------
Wells Fargo Montgomery Institutional Emerging Markets Fund - Select Class     29.93     85.69    11.64    2.48
Benchmark
   MSCI EMF Index                                                             29.26     82.16    10.08    2.08

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        5.74%
Petroleo Brasileiro SA ADR                                                 3.89%
Companhia Siderurgica Nacional SA                                          3.16%
State Bank of India GDR                                                    2.81%
Taiwan Semiconductor Manufacturing Company Limited                         2.77%
ABSA Group Limited                                                         2.56%
Hyundai Motor Company Limited                                              2.19%
Cemex SA de CV                                                             2.13%
Anglo American plc                                                         1.93%
Shinhan Financial Group Company Limited                                    1.84%

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Argentina                                                                     1%
Brazil                                                                       14%
Chile                                                                         1%
China                                                                         4%
Greece                                                                        1%
Hong Kong                                                                     1%
Hungary                                                                       2%
India                                                                         6%
Indonesia                                                                     3%
South Korea                                                                  14%
Malaysia                                                                      3%
Mexico                                                                        9%
Russia                                                                        5%
South Africa                                                                  8%
Taiwan                                                                       14%
Thailand                                                                      4%
U.S.                                                                          5%
Cash                                                                          4%
Others                                                                        1%
Argentina                                                                     1%
Brazil                                                                       14%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Price to Earnings Ratio (trailing 12 months)                              19.38x
Price to Book Ratio                                                        2.79x
Median Market Cap.($B)                                                    $4.49
Portfolio Turnover                                                           50%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENTS (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Wells Fargo Montgomery Institutional
                           Emerging Markets Fund - Select Class   MSCI EMF Index
                           ------------------------------------   --------------
3/31/1994                                 10000                      10000
4/30/1994                                  9982                       9800
5/31/1994                                 10304                      10135
6/30/1994                                  9703                       9856
7/31/1994                                 10291                      10469
8/31/1994                                 11412                      11768
9/30/1994                                 11561                      11902
10/31/1994                                11525                      11687
11/30/1994                                10875                      11080
12/31/1994                                10227                      10190
1/31/1995                                  9101                       9106
2/28/1995                                  9130                       8872
3/31/1995                                  9070                       8928
4/30/1995                                  9235                       9329
5/31/1995                                  9850                       9825
6/30/1995                                  9905                       9854
7/31/1995                                 10187                      10076
8/31/1995                                  9792                       9838
9/30/1995                                  9714                       9791
10/31/1995                                 9397                       9417
11/30/1995                                 9145                       9249
12/31/1995                                 9498                       9659
1/31/1996                                 10161                      10346
2/29/1996                                  9950                      10181
3/31/1996                                 10105                      10260
4/30/1996                                 10647                      10671
5/31/1996                                 10825                      10623
6/30/1996                                 10910                      10689
7/31/1996                                 10243                       9959
8/31/1996                                 10547                      10214
9/30/1996                                 10636                      10302
10/31/1996                                10414                      10027
11/30/1996                                10634                      10195
12/31/1996                                10738                      10241
1/31/1997                                 11609                      10940
2/28/1997                                 12007                      11409
3/31/1997                                 11728                      11109
4/30/1997                                 11737                      11129
5/31/1997                                 12177                      11447
6/30/1997                                 13140                      12060
7/31/1997                                 13583                      12240
8/31/1997                                 12186                      10682
9/30/1997                                 12638                      10978
10/31/1997                                10464                       9177
11/30/1997                                10116                       8842
12/31/1997                                10527                       9055
1/31/1998                                  9364                       8345
2/28/1998                                  9999                       9216
3/31/1998                                 10274                       9616
4/30/1998                                 10420                       9511
5/31/1998                                  9092                       8208
6/30/1998                                  8139                       7347
7/31/1998                                  8527                       7580
8/31/1998                                  5977                       5388
9/30/1998                                  6212                       5730
10/31/1998                                 6610                       6333
11/30/1998                                 7179                       6860
12/31/1998                                 6844                       6760
1/31/1999                                  6647                       6651
2/28/1999                                  6482                       6716
3/31/1999                                  7367                       7601
4/30/1999                                  8206                       8542
5/31/1999                                  8028                       8492
6/30/1999                                  8933                       9456
7/31/1999                                  8727                       9199
8/31/1999                                  8750                       9283
9/30/1999                                  8446                       8968
10/31/1999                                 8725                       9159
11/30/1999                                 9710                       9981
12/31/1999                                11420                      11250
1/31/2000                                 11458                      11317
2/29/2000                                 11772                      11467
3/31/2000                                 11682                      11522
4/30/2000                                 10592                      10430
5/31/2000                                 10343                       9999
6/30/2000                                 10757                      10351
7/31/2000                                 10258                       9819
8/31/2000                                 10677                       9867
9/30/2000                                  9580                       9006
10/31/2000                                 8914                       8353
11/30/2000                                 7936                       7622
12/31/2000                                 8286                       7806
1/31/2001                                  9262                       8881
2/28/2001                                  8382                       8186
3/31/2001                                  7623                       7382
4/30/2001                                  7991                       7747
5/31/2001                                  8380                       7839
6/30/2001                                  8071                       7678
7/31/2001                                  7458                       7193
8/31/2001                                  7328                       7122
9/30/2001                                  6261                       6020
10/31/2001                                 6668                       6393
11/30/2001                                 7484                       7061
12/31/2001                                 7968                       7621
1/31/2002                                  8215                       7879
2/28/2002                                  8294                       8009
3/31/2002                                  8753                       8491
4/30/2002                                  8797                       8546
5/31/2002                                  8682                       8410
6/30/2002                                  7943                       7779
7/31/2002                                  7343                       7187
8/31/2002                                  7379                       7298
9/30/2002                                  6620                       6510
10/31/2002                                 7084                       6933
11/30/2002                                 7564                       7410
12/31/2002                                 7305                       7164
1/31/2003                                  7292                       7133
2/28/2003                                  7062                       6940
3/31/2003                                  6881                       6743
4/30/2003                                  7646                       7344
5/31/2003                                  8172                       7871
6/30/2003                                  8555                       8320
7/30/2003                                  9109                       8841
8/31/2003                                  9690                       9434
9/30/2003                                  9834                       9503
10/31/2003                                10610                      10311
11/30/2003                                10854                      10438
12/31/2003                                11830                      11195
1/31/2004                                 11999                      11592
2/29/2004                                 12599                      12127
3/31/2004                                 12778                      12283

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio composition and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Montgomery Institutional Emerging Markets Fund Select Class shares for the most recent 10 years with the MSCI EMF Index. The chart assumes a hypothetical investment of $10,000 in the Select Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WELLS FARGO MONTGOMERY MID CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,        Wells Capital Management
     LLC                                  Incorporated

FUND MANAGERS                          INCEPTION DATE
     Jerome "Cam" Philpott, CFA             12/30/94
     Stuart Roberts

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 20.43%(1) for the six-month period ended March 31, 2004, excluding sales charges. The Fund's Class A shares underperformed the Russell 2000(R) Index(2), which returned 21.69%, and outperformed the Russell Midcap(R) Growth Index(3), which returned 17.58%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund outperformed the Russell Midcap(R) Growth Index but not the Russell 2000(R) Index, which is a blend of value and growth stocks. That suggests that value stocks outperformed growth stocks during the six-month period, as investors remained cautious about the economy and global tensions.

      Still, strong corporate earnings were the central force for positive stock price performance for the period. As the six-month period drew to a close, stock price valuations were compressed by concerns over higher interest rates, political uncertainty and international terrorism.

      The best performing Fund holdings for the six-month reporting period were Countrywide Financial, a consumer finance company, Ask Jeeves, an Internet search provider and Brunswick, famous for its bowling equipment. The Fund's worst performing holdings for the period were all health care related:
Pharmaceutical Resources, MedImmune and Biovail.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's weighting in the consumer discretionary and energy sectors while adding to the Fund's holdings in the technology, industrials and financial services sectors. Upbeat economic reports would seem to favor the latter group, as analysts forecast double-digit growth in corporate profits through late 2004. The stock market's mini-correction in March made technology and other cyclically sensitive areas of the market appear more attractive.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to be optimistic regarding corporate earnings as well as equity performance. However, we believe that the markets will continue to be volatile and trade in a range as investors digest uncertainties regarding the Presidential election, terrorism and higher interest rates. Overall, though, we believe that strong company fundamentals will overcome these issues.

      Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies. In particular, medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Some of the medium-sized companies in which we invest may have more aggressive capital structures, including higher debt levels, or are involved in rapidly growing or changing industries, and/or new technologies.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B and Class C shares of the Wells Fargo Montgomery Mid Cap Growth Fund for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Mid Cap Fund (the accounting survivor of a merger of the Montgomery Mid Cap Fund and the Wells Fargo Montgomery Mid Cap Growth Fund), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS. Performance shown for the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot directly invest in an index.

(3) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to book ratios and higher forecasted growth values. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                           ------------------------------------   ----------------------- -------------
                                                                        Life of                                 Life of
                                           6-Month*   1-Year   5-Year     Fund    6-Month*   1-Year    5-Year     Fund
                                           --------   ------   ------   -------   --------   -------   ------   -------
Montgomery Mid Cap Growth Fund - Class A     13.51     43.92    4.06      9.05      20.43     52.70     5.30      9.75
Montgomery Mid Cap Growth Fund - Class B     14.84     46.65    4.19      8.94      19.84     51.65     4.53      8.94
Montgomery Mid Cap Growth Fund - Class C     19.08     50.65    4.53      8.94      20.08     51.65     4.53      8.94
Benchmarks
   The Russell 2000(R) Index                                                        21.69     63.83     9.66     11.23
   Russell Midcap(R) Growth Index                                                   17.58     49.63     2.29     11.03

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Alliance Data Systems Corporation                                          3.52%
Marvel Enterprises Incorporated                                            2.82%
Corinthian Colleges Incorporated                                           2.80%
United Online Incorporated                                                 2.53%
Andrx Corporation                                                          2.51%
Pharmaceutical Resources Incorporated                                      2.49%
Countrywide Financial Corporation                                          2.43%
NII Holdings Incorporated Class B                                          2.30%
Yahoo! Incorporated                                                        2.15%
GTECH Holdings Corporation                                                 2.12%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      25%
Energy                                                                       2%
Financial Services                                                          10%
Health Care                                                                  9%
Industrials                                                                 15%
Information Technology                                                      32%
Telecommunications Services                                                  5%
Cash                                                                         2%

CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.78
Price to Earnings (trailing 12 months)                                     31.9x
Price to Book Ratio                                                         3.6x
Median Market Cap. ($B)                                                   $2.92
Portfolio Turnover                                                           84%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Wells Fargo Montgomery
                              Mid Cap Growth       Russell 2000   Russell Midcap
                              Fund - Class A           Index       Growth Index
                          ----------------------   ------------   --------------
12/30/1994                          9425               10000           10000
12/31/1994                          9425               10000           10000
1/31/1995                           9504                9874           10120
2/28/1995                           9621               10285           10659
3/31/1995                           9951               10462           11081
4/30/1995                          10069               10694           11175
5/31/1995                          10171               10878           11450
6/30/1995                          10799               11442           11971
7/31/1995                          11389               12101           12724
8/31/1995                          11585               12352           12864
9/30/1995                          11758               12573           13150
10/31/1995                         11365               12011           12818
11/30/1995                         11849               12516           13390
12/31/1995                         12126               12846           13398
1/31/1996                          12055               12832           13634
2/29/1996                          12404               13232           14150
3/31/1996                          12809               13502           14261
4/30/1996                          13904               14224           14951
5/31/1996                          14928               14785           15256
6/30/1996                          14142               14177           14795
7/31/1996                          12690               12940           13646
8/31/1996                          13269               13691           14384
9/30/1996                          13745               14227           15297
10/31/1996                         13707               14008           15118
11/30/1996                         14011               14585           16009
12/31/1996                         14445               14967           15739
1/31/1997                          15094               15266           16435
2/28/1997                          14215               14897           16074
3/31/1997                          13659               14194           15165
4/30/1997                          13608               14233           15537
5/31/1997                          15146               15818           16929
6/30/1997                          16231               16496           17398
7/31/1997                          17136               17263           19063
8/31/1997                          17973               17658           18877
9/30/1997                          19246               18951           19832
10/31/1997                         18622               18119           18839
11/30/1997                         18298               18001           19037
12/31/1997                         18353               18316           19287
1/31/1998                          18407               18027           18940
2/28/1998                          19835               19359           20721
3/31/1998                          20675               20157           21589
4/30/1998                          20666               20268           21882
5/31/1998                          19853               19175           20982
6/30/1998                          19762               19215           21576
7/31/1998                          18398               17659           20652
8/31/1998                          15633               14230           16710
9/30/1998                          16356               15344           17974
10/31/1998                         17431               15970           19297
11/30/1998                         18434               16807           20599
12/31/1998                         19810               17847           22732
1/31/1999                          18843               18084           23414
2/28/1999                          17121               16620           22269
3/31/1999                          17207               16879           23509
4/30/1999                          18078               18391           24580
5/31/1999                          17791               18660           24264
6/30/1999                          18958               19503           25958
7/31/1999                          18365               18969           25132
8/31/1999                          17561               18267           24870
9/30/1999                          17743               18270           24659
10/31/1999                         18575               18345           26565
11/30/1999                         20384               19441           29316
12/31/1999                         23541               21641           34393
1/31/2000                          22378               21293           34386
2/29/2000                          25617               24808           41615
3/31/2000                          26530               23173           41657
4/30/2000                          25182               21778           37614
5/31/2000                          24030               20509           34872
6/30/2000                          27008               22297           38572
7/31/2000                          25845               21579           36129
8/31/2000                          30182               23226           41578
9/30/2000                          29312               22543           39545
10/31/2000                         27986               21537           36839
11/30/2000                         24421               19325           28834
12/31/2000                         26979               20986           30352
1/31/2001                          26767               22079           32086
2/28/2001                          23523               20631           26536
3/31/2001                          21094               19622           22738
4/30/2001                          23425               21156           26528
5/31/2001                          23914               21677           26403
6/30/2001                          23833               22424           26417
7/31/2001                          22561               21211           24636
8/31/2001                          21257               20526           22850
9/30/2001                          18600               17763           19074
10/31/2001                         18633               18802           21079
11/30/2001                         19741               20258           23348
12/31/2001                         20521               21508           24236
1/31/2002                          19400               21284           23449
2/28/2002                          18822               20701           22119
3/31/2002                          20142               22365           23807
4/30/2002                          19726               22569           22547
5/31/2002                          18695               21567           21874
6/30/2002                          17520               20497           19460
7/31/2002                          15441               17402           17570
8/31/2002                          15513               17358           17508
9/30/2002                          14609               16112           16117
10/31/2002                         15115               16629           17366
11/30/2002                         15766               18113           18725
12/31/2002                         14663               17104           17594
1/31/2003                          14428               16630           17421
2/28/2003                          14175               16128           17270
3/31/2003                          14591               16336           17591
4/30/2003                          15857               17884           18789
5/31/2003                          17050               19803           20597
6/30/2003                          17338               20162           20891
7/31/2003                          17919               21424           21637
8/31/2003                          18973               22405           22829
9/30/2003                          18501               21991           22386
10/31/2003                         19918               23838           24190
11/30/2003                         20318               24684           24838
12/31/2003                         20245               25185           25109
1/31/2004                          21372               26278           25938
2/29/2004                          21808               26515           26373
3/31/2004                          22281               26761           26323

--------------------------------------------------------------------------------

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Montgomery Mid Cap Growth Fund Class A shares for the life of the Fund with the Russell 2000(R) Index and the Russell Midcap(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WELLS FARGO MONTGOMERY SMALL CAP FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     Jerome "Cam" Philpott, CFA               7/13/90
     Stuart Roberts

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 24.58%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the Russell 2000(R) Index(2), which returned 21.69%, and outperforming the Russell 2000 Growth(R) Index(3), which returned 18.97% over the same period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Strong corporate earnings were the central force behind the positive performance for the six-month period. Small-cap stocks posted significant gains, although stock prices declined in March due to concerns over higher interest rates and international terrorism.

      Stocks in the technology, industrial and telecommunications sectors were the most notable contributors to the Fund's performance, while health care stocks underperformed. The Fund's best performing holdings for the period were Nextel Partners, a provider of digital mobile communications services; Ask Jeeves, an Internet search engine; and GTECH Holdings, a global information technology company.

      In the health care sector, Accredo Health, a specialty distributor, was a strong stock on both earnings growth and a strategic joint venture with Medco Health Solutions, a pharmacy benefit manager. We sold the Fund's entire position when the shares achieved our price target. Covance, a clinical research organization, also had good earnings, and we continue to see accelerating demand for its services as large pharmaceutical companies outsource research to specialized providers.

      Fund holdings that were the poorest performers included Advisory Board, Inspire Pharmaceuticals and Pharmaceutical Resources. Pharmaceutical Resources, a generic drug company, was a poor stock for the portfolio because investors were concerned that one of its key drugs will face increased generic competition. We continue to hold the shares in the Fund's portfolio because we believe that competition is further away than broadly perceived, and we believe that the company has pending product approvals that should offset earnings pressure from competitive entrants.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's weighting in the consumer discretionary and energy sectors while adding to the Fund's holdings in the technology, industrials and materials sectors. The industrial sector includes a wide variety of companies, especially business services. For example, Sirva Inc., a leading corporate relocation company, reported strong earnings as the company was able to significantly increase operating margins.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are generally optimistic that corporate profits will continue to exceed expectations and will be the primary contributor to equities' performance. The central issues that we believe will create tension are uncertainties regarding potentially higher interest rates, the Presidential race, terrorism and energy prices. While we cannot control these macroeconomic events, we can control careful stock selection and will continue to do so.

      There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B, Class C and Institutional Class shares of the WELLS FARGO MONTGOMERY SMALL CAP FUND for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Small Cap Fund (the accounting survivor of a merger of the Montgomery Small Cap Fund's Class P and Class R and the Wells Fargo Montgomery Small Cap Fund's Class A), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS. Performance shown the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares, and includes expenses that are not applicable to the Institutional Class shares.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

(3) The Russell 2000 Growth(R) Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Montgomery Small Cap Fund Class A and Institutional Class shares for the most recent 10 years with the Russell 2000(R) Index and Russell 2000 Growth(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                 Excluding Sales Charge
                                          ------------------------------------   ------------------------------------
                                          6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                          --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Montgomery Small Cap Fund -
   Class A                                  17.41     54.59    3.04      6.51      24.58     64.02    4.27      7.14
Wells Fargo Montgomery Small Cap Fund -
   Class B                                  19.12     57.69    3.12      6.34      24.12     62.69    3.48      6.34
Wells Fargo Montgomery Small Cap Fund -
   Class C                                  23.20     61.97    3.51      6.36      24.20     62.97    3.51      6.36
Wells Fargo Montgomery Small Cap Fund -
   Institutional Class                                                             24.68     64.16    4.28      7.15
Benchmarks
   Russell 2000(R) Index                                                           21.69     63.83    9.66     10.44
   Russell 2000 Growth(R) Index                                                    18.97     63.16    2.31      6.45

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Alliance Data Systems Corporation                                          3.45%
Kroll Incorporated                                                         2.91%
Marvel Enterprises Incorporated                                            2.74%
United Online Incorporated                                                 2.49%
Andrx Corporation                                                          2.46%
Pharmaceutical Resources Incorporated                                      2.42%
NII Holdings Incorporated Class B                                          2.24%
GTECH Holdings Corporation                                                 2.04%
PerkinElmer Incorporated                                                   1.91%
Radio One Incorporated Class D                                             1.78%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       15%
Energy                                                                        1%
Financial Services                                                            6%
Health Care                                                                  15%
Industrials                                                                  21%
Information Technology                                                       36%
Basic Materials                                                               1%
Telecommunications Services                                                   3%
Cash                                                                          2%

CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.84
Price to Earnings Ratio (trailing 12 months)                               40.8x
Price to Book Ratio                                                         3.6x
Median Market Cap.($B)                                                    $ 1.3
Portfolio Turnover                                                           77%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Montgomery     Wells Fargo Montgomery    Russell 2000   Russell 2000
             Small Cap Fund - Class A   Small Cap Fund - Class I   Growth Index       Index
             ------------------------   ------------------------   ------------   ------------
3/31/1994              9425                       10000               10000           10000
4/30/1994              9425                       10000               10015           10059
5/31/1994              8950                        9496                9792            9946
6/30/1994              8464                        8980                9370            9608
7/31/1994              8721                        9253                9504            9766
8/31/1994              9509                       10089               10202           10310
9/30/1994              9391                        9964               10246           10276
10/31/1994             9297                        9864               10357           10236
11/30/1994             8877                        9419                9937            9822
12/31/1994             8889                        9432               10173           10086
1/31/1995              8877                        9419                9966            9959
2/28/1995              9192                        9753               10426           10374
3/31/1995              9430                       10005               10731           10552
4/30/1995              9412                        9986               10893           10786
5/31/1995              9596                       10182               11036           10972
6/30/1995             10167                       10787               11796           11541
7/31/1995             10791                       11449               12715           12206
8/31/1995             11290                       11979               12872           12459
9/30/1995             11504                       12205               13137           12682
10/31/1995            10915                       11581               12490           12115
11/30/1995            11275                       11963               13041           12624
12/31/1995            12011                       12744               13331           12957
1/31/1996             11992                       12723               13220           12943
2/29/1996             12458                       13218               13823           13346
3/31/1996             13030                       13825               14097           13619
4/30/1996             13831                       14675               15179           14347
5/31/1996             14626                       15519               15958           14912
6/30/1996             14160                       15024               14921           14300
7/31/1996             13161                       13964               13099           13051
8/31/1996             13660                       14494               14068           13810
9/30/1996             14383                       15261               14793           14349
10/31/1996            14070                       14929               14155           14128
11/30/1996            14439                       15320               14549           14711
12/31/1996            14256                       15126               14832           15096
1/31/1997             14528                       15414               15203           15398
2/28/1997             13699                       14534               14285           15025
3/31/1997             12591                       13359               13276           14316
4/30/1997             12281                       13030               13122           14356
5/31/1997             14187                       15052               15095           15954
6/30/1997             15124                       16047               15606           16638
7/31/1997             15969                       16943               16405           17412
8/31/1997             16070                       17050               16898           17811
9/30/1997             17735                       18817               18246           19115
10/31/1997            17208                       18258               17149           18275
11/30/1997            17092                       18135               16741           18157
12/31/1997            17658                       18736               16751           18474
1/31/1998             16849                       17877               16529           18183
2/28/1998             18683                       19823               17988           19526
3/31/1998             19735                       20939               18742           20331
4/30/1998             19501                       20691               18856           20443
5/31/1998             18126                       19232               17485           19341
6/30/1998             18638                       19775               17664           19381
7/31/1998             16984                       18020               16189           17811
8/31/1998             12390                       13145               12452           14352
9/30/1998             12605                       13374               13715           15476
10/31/1998            13423                       14242               14431           16108
11/30/1998            14673                       15568               15551           16952
12/31/1998            16259                       17250               16958           18001
1/31/1999             16356                       17353               17721           18240
2/28/1999             14942                       15854               16100           16763
3/31/1999             15244                       16174               16673           17024
4/30/1999             16215                       17205               18145           18550
5/31/1999             16312                       17308               18174           18821
6/30/1999             17866                       18956               19132           19671
7/31/1999             17909                       19002               18541           19132
8/31/1999             17834                       18922               17847           18424
9/30/1999             17197                       18246               18192           18428
10/31/1999            19236                       20410               18657           18504
11/30/1999            20660                       21921               20629           19608
12/31/1999            25332                       26878               24266           21828
1/31/2000             24955                       26477               24041           21477
2/29/2000             29357                       31148               29635           25022
3/31/2000             27350                       29018               26520           23373
4/30/2000             24113                       25584               23842           21966
5/31/2000             20564                       21818               21753           20686
6/30/2000             23962                       25424               24564           22490
7/31/2000             22268                       23627               22459           21765
8/31/2000             25084                       26615               24821           23426
9/30/2000             24685                       26191               23588           22737
10/31/2000            21869                       23203               21672           21723
11/30/2000            17888                       18979               17737           19492
12/31/2000            18965                       20122               18822           21167
1/31/2001             18822                       19971               20345           22269
2/28/2001             17603                       18677               17556           20809
3/31/2001             16353                       17350               15960           19791
4/30/2001             17778                       18862               17913           21339
5/31/2001             18537                       19668               18329           21864
6/30/2001             18759                       19903               18851           22618
7/31/2001             17667                       18745               17243           21394
8/31/2001             16305                       17300               16166           20703
9/30/2001             14216                       15083               13556           17917
10/31/2001            14564                       15452               14861           18965
11/30/2001            15704                       16662               16101           20433
12/31/2001            16566                       17577               17103           21693
1/31/2002             15352                       16289               16495           21468
2/28/2002             14250                       15119               15427           20879
3/31/2002             15640                       16594               16768           22558
4/30/2002             15688                       16645               16406           22763
5/31/2002             14553                       15441               15446           21753
6/30/2002             13755                       14594               14136           20674
7/31/2002             11806                       12526               11964           17552
8/31/2002             11838                       12560               11958           17508
9/30/2002             11454                       12153               11094           16251
10/31/2002            12013                       12746               11656           16773
11/30/2002            12524                       13289               12811           18269
12/31/2002            11678                       12390               11928           17251
1/31/2003             11342                       12034               11604           16773
2/28/2003             11262                       11950               11294           16267
3/31/2003             11454                       12153               11465           16477
4/30/2003             12588                       13356               12550           18039
5/31/2003             13739                       14577               13965           19974
6/30/2003             14266                       15153               14234           20336
7/31/2003             14969                       15882               15310           21609
8/31/2003             15608                       16560               16132           22598
9/30/2003             15080                       16000               15724           22180
10/31/2003            16614                       17645               17082           24044
11/30/2003            17157                       18221               17639           24897
12/31/2003            17269                       18340               17718           25403
1/31/2004             18275                       19407               18649           26505
2/29/2004             18260                       19390               18620           26744
3/31/2004             18787                       19950               18707           26992

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGER                             INCEPTION DATE
     Michael J. Stead                         07/02/62

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 15.11%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 14.07%. The Fund's Class A shares distributed $0.01 per share in dividend income and $0.85 in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our main concern going into the six-month period was the absence of growth in corporate lending, combined with a slowdown in mortgage refinancing activity. This was one reason the Fund had an overweight position in the broker/dealer sector, where cost cutting, combined with increased trading revenues and investment banking fee income, provided acceptable earnings growth. The Fund also continued to hold an overweight position in the credit card finance sub-sector with considerable success.

      Fund holdings that were top performers included Capital One Financial (credit cards) and Banc One, which has a merger pending with J.P. Morgan Chase. In addition to credit cards, Capital One Financial is involved in unsecured installment lending and automobile financing. Fund holdings that detracted from performance included Union Bank of California and Zions Bancorp, a community banking concern.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Although we expanded the Fund's holdings to invest in broker/dealers and credit card finance, the Fund's largest position remained in the regional banking sector, where merger and acquisition activity was heating up.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund's holdings have been selected based on our belief that they will produce above-average earnings growth rates and, ultimately, share price appreciation. In addition, the Fund continues to hold smaller community banks that should benefit from the continued consolidation in the financial services sector, and we are cautiously expanding the Fund's exposure to the insurance sub-sector.

      The Wells Fargo SIFE Specialized Financial Services Fund focuses in the financial services sector. Because of the Fund's focus in the financial services sector, it will be more susceptible than Funds that do not concentrate their investments to market and other conditions affecting a single group of industries. The financial services sector involves additional risks because the sector may be more impacted by changing interest rates and/or economic conditions and is generally subject to greater regulation than other industries in the overall stock markets.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo SIFE Specialized Financial Services Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A, Class B and Class C of the SIFE Trust Fund, its predecessor fund. Effective at the close of business on February 22, 2002, the SIFE Trust Fund was reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio's Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period form May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class's fees and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                Including Sales Charge                Excluding Sales Charge
                                         ------------------------------------   ------------------------------------
                                         6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                         --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo SIFE Specialized Financial
   Services Fund - Class A                  8.49     31.92    3.68     12.89      15.11     39.97    4.91     13.56
Wells Fargo SIFE Specialized Financial
   Services Fund - Class B                  9.75     34.35    3.64     12.56      14.75     39.35    3.99     12.56
Wells Fargo SIFE Specialized Financial
   Services Fund - Class C                 13.81     38.17    3.95     12.52      14.81     39.17    3.95     12.52
Benchmark
   S&P 500 Index                                                                  14.07     35.11   (1.20)    11.68

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Citigroup Incorporated                                                     6.12%
Southtrust Corporation                                                     5.94%
Capital One Financial Corporation                                          5.71%
Fleetboston Financial Corporation                                          5.15%
American International Group Incorporated                                  5.11%
Wachovia Corporation                                                       5.05%
Bank Of America Corporation                                                5.03%
US Bancorp                                                                 4.83%
JP Morgan Chase & Company                                                  4.51%
Merrill Lynch & Company Incorporated                                       4.16%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash                                                                         4%
Financial Services                                                          96%

CHARACTERISTICS(4) (as of March 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.69
Price to Earnings Ratio (trailing 12 months)                               15.5x
Price to Book Ratio                                                         2.4x
Median Market Cap.($B)                                                     $7.9
Portfolio Turnover                                                           81%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Wells Fargo SIFE Specialized Financial Services
                                   Fund - Class A                  S&P 500 Index
                 -----------------------------------------------   -------------
3/31/94                                  9425                          10000
4/30/94                                  9802                          10128
5/31/94                                 10233                          10293
6/30/94                                 10066                          10041
7/31/94                                 10224                          10371
8/31/94                                 10553                          10796
9/30/94                                 10125                          10532
10/31/94                                 9943                          10769
11/30/94                                 9308                          10376
12/31/94                                 9243                          10530
1/31/95                                  9735                          10803
2/28/95                                 10426                          11224
3/31/95                                 10524                          11555
4/28/95                                 10818                          11895
5/31/95                                 11403                          12369
6/30/95                                 11653                          12656
7/31/95                                 12229                          13076
8/31/95                                 12761                          13108
9/29/95                                 13129                          13661
10/31/95                                12961                          13612
11/30/95                                13671                          14209
12/29/95                                13857                          14483
1/31/96                                 14126                          14975
2/29/96                                 14546                          15115
3/31/96                                 14779                          15260
4/30/96                                 14630                          15484
5/31/96                                 14938                          15882
6/30/96                                 14843                          15942
7/31/96                                 14791                          15238
8/31/96                                 15504                          15559
9/30/96                                 16188                          16434
10/31/96                                16931                          16887
11/30/96                                18101                          18162
12/31/96                                17649                          17803
1/31/97                                 18588                          18915
2/28/97                                 19467                          19063
3/31/97                                 18286                          18281
4/30/97                                 19158                          19371
5/31/97                                 19957                          20549
6/30/97                                 20614                          21469
7/31/97                                 22511                          23176
8/31/97                                 21964                          21878
9/30/97                                 23770                          23075
10/31/97                                23440                          22304
11/30/97                                24199                          23337
12/31/97                                25554                          23738
1/31/98                                 24366                          23999
2/28/98                                 26107                          25730
3/31/98                                 27337                          27047
4/30/98                                 27615                          27323
5/31/98                                 26768                          26853
6/30/98                                 27444                          27943
7/31/98                                 27405                          27647
8/31/98                                 21347                          23652
9/30/98                                 22464                          25168
10/31/98                                24659                          27214
11/30/98                                25617                          28864
12/31/98                                26867                          30526
1/31/99                                 26395                          31802
2/28/99                                 26574                          30813
3/31/99                                 26445                          32046
4/30/99                                 28552                          33286
5/29/99                                 27330                          32500
6/30/99                                 27848                          34304
7/31/99                                 26296                          33233
8/31/99                                 25423                          33068
9/30/99                                 24817                          32162
10/31/99                                28147                          34198
11/30/99                                26543                          34892
12/31/99                                24597                          36947
1/31/00                                 23936                          35093
2/29/00                                 21129                          34429
3/31/00                                 24209                          37796
4/30/00                                 23261                          36659
5/31/00                                 25175                          35907
6/30/00                                 22891                          36794
7/31/00                                 24081                          36220
8/31/00                                 26786                          38469
9/30/00                                 27216                          36438
10/31/00                                27264                          36285
11/30/00                                26746                          33426
12/31/00                                29749                          33590
1/31/00                                 30313                          34782
2/28/00                                 29150                          31614
3/31/00                                 28224                          29612
4/30/01                                 28584                          31910
5/31/01                                 30110                          32124
6/30/01                                 30265                          31343
7/31/01                                 30368                          31036
8/31/01                                 29001                          29097
9/30/01                                 27605                          26748
10/31/01                                26416                          27259
11/30/01                                28144                          29350
12/31/01                                28888                          29608
1/31/02                                 28941                          29176
2/28/02                                 28815                          28613
3/31/02                                 30858                          29689
4/30/02                                 30696                          27890
5/31/02                                 30603                          27686
6/30/02                                 29579                          25715
7/31/02                                 27262                          23712
8/31/02                                 27887                          23866
9/30/02                                 25147                          21274
10/31/2002                              25486                          23144
11/30/2002                              25961                          24505
12/31/2002                              24933                          23066
1/31/2003                               24456                          22464
2/28/2003                               23979                          22127
3/31/03                                 24014                          22340
4/30/03                                 26477                          24181
5/31/03                                 28051                          25453
6/30/03                                 28324                          25778
7/31/03                                 29145                          26232
8/31/03                                 29145                          26744
9/30/03                                 29200                          26460
10/31/03                                31119                          27955
11/30/03                                31256                          28201
12/31/03                                32202                          29679
1/31/04                                 33045                          30225
2/29/04                                 34056                          30645
3/31/04                                 33612                          30182

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Wells Capital Management
                                              Incorporated

FUND MANAGERS                            INCEPTION DATE
     Jerome "Cam" Philpott, CFA               11/01/94
     Allen J. Ayvazian

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 25.44%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the Russell 2000(R) Index(2), which returned 21.69%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Strong corporate earnings were the central force behind the Fund's positive performance for the six-month period. Stock prices declined in March, however, due to concerns over higher interest rates and international terrorism. Stock prices showed muted upside when earnings gains soundly beat expectations and greater than expected losses on even modest earnings disappointments.

      The best performing Fund holdings for the six-month reporting period were Nextel Partners, Ask Jeeves and GTECH Holdings. Nextel Partners provides digital mobile communications services using the Nextel brand name. Ask Jeeves offers advanced Internet search technology to the public through advertiser-supported sites on the Web. GTECH Holdings is a global information technology company providing software, networks and professional services that facilitate transaction processing.

      The worst performing holdings were all health care related: Advisory Board, Inspire Pharmaceuticals and Pharmaceutical Resources.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the Fund's weighting in the consumer discretionary and energy sectors while adding to the Fund's holdings in the technology, industrials, and materials sectors. The industrials sector includes a wide variety of companies, especially business services. Sirva Inc., a leading corporate relocation company, reported strong earnings, as the company was able to significantly increase operating margins. Resources Connection, a staffing company, posted strong results from increased demand for its services in an improving economy.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are generally optimistic that corporate profits will continue to come in ahead of expectations. The central issues that we believe will create tension are uncertainties regarding potentially higher interest rates, the presidential election race, terrorism and energy prices.

      There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Cap Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to December 15, 1997, reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                                                           Life of                                Life of
                                              6-Month*   1-Year   5-Year     Fund    6-Month*   1-Year   5-Year     Fund
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Small Cap Growth Fund - Class A     18.24     55.69    1.95     10.37      25.44     65.18    3.17     11.07
Wells Fargo Small Cap Growth Fund - Class B     19.96     59.04    2.03     10.30      24.96     64.04    2.40     10.30
Wells Fargo Small Cap Growth Fund - Class C     23.90     63.00    2.38     10.28      24.90     64.00    2.38     10.28
Wells Fargo Small Cap Growth Fund -
   Institutional Class                                                                 25.62     65.71    3.43     11.65
Benchmark
   Russell 2000(R) Index                                                               21.69     63.83    9.66     10.84

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Alliance Data Systems Corporation                                          3.61%
Kroll Incorporated                                                         2.96%
Marvel Enterprises Incorporated                                            2.81%
United Online Incorporated                                                 2.53%
Pharmaceutical Resources Incorporated                                      2.48%
Andrx Corporation                                                          2.48%
NII Holdings Incorporated Class B                                          2.29%
Sylvan Learning Systems Incorporated                                       2.16%
GTECH Holdings Corporation                                                 2.07%
PerkinElmer Incorporated                                                   2.01%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       15%
Energy                                                                        1%
Financial Services                                                            6%
Health Care                                                                  15%
Industrials                                                                  21%
Information Technology                                                       36%
Basic Materials                                                               1%
Telecommunications Services                                                   4%
Cash                                                                          1%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.08
Price to Earnings Ratio (trailing 12 months)                              41.10x
Price to Book Ratio                                                        3.51x
Median Market Cap. ($B)                                                   $1.28
Portfolio Turnover                                                           85%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Small Cap   Wells Fargo Small Cap
              Growth Fund - Class A   Growth Fund - Class I   Russell 2000 Index
              ---------------------   ---------------------   ------------------
1/11/1994              9425                   10000                 10000
11/30/94               9548                   10120                  9596
12/31/94               9943                   10560                  9853
1/31/95                9972                   10590                  9729
2/28/95               10518                   11170                 10134
3/31/95               11074                   11770                 10307
4/30/95               11385                   12100                 10536
5/31/95               11631                   12370                 10717
6/30/95               12856                   13670                 11273
7/31/95               14260                   15170                 11923
8/31/95               14288                   15200                 12169
9/30/95               15174                   16150                 12387
10/31/95              14703                   15650                 11834
11/30/95              16098                   17150                 12331
12/31/95              16814                   17910                 12656
1/31/96               17144                   18260                 12642
2/29/96               18134                   19320                 13037
3/31/96               18963                   20210                 13303
4/30/96               21489                   22910                 14014
5/31/96               23148                   24680                 14566
6/30/96               21404                   22830                 13968
7/31/96               18266                   19490                 12748
8/31/96               20217                   21580                 13489
9/30/96               20649                   22450                 14016
10/31/96              19260                   20930                 13801
11/30/96              19711                   21430                 14369
12/31/96              20327                   22110                 14746
1/31/97               20631                   22440                 15041
2/28/97               18773                   20430                 14677
3/31/97               17457                   19010                 13984
4/30/97               16519                   18000                 14023
5/31/97               20134                   21940                 15584
6/30/97               21771                   23730                 16252
7/31/97               22636                   24690                 17008
8/31/97               23353                   25470                 17397
9/30/97               25873                   28230                 18671
10/31/97              24016                   26210                 17851
11/30/97              23151                   25280                 17735
12/31/97              22582                   24668                 18046
1/31/98               22211                   24275                 17761
2/28/98               23704                   25921                 19073
3/31/98               25668                   28078                 19859
4/30/98               25598                   28013                 19968
5/31/98               23574                   25812                 18892
6/30/98               24295                   26618                 18931
7/31/98               22111                   24243                 17398
8/31/98               16571                   18174                 14019
9/30/98               17893                   19634                 15117
10/31/98              17893                   19645                 15734
11/30/98              19246                   21138                 16558
12/31/98              21233                   23339                 17583
1/31/99               22371                   24588                 17817
2/28/99               19977                   21973                 16374
3/31/99               21656                   23834                 16629
4/30/99               23693                   26084                 18119
5/29/99               24267                   26732                 18384
6/30/99               26769                   29501                 19215
7/31/99               27094                   29890                 18688
8/31/99               26791                   29548                 17997
9/30/99               28416                   31410                 18000
10/31/99              32338                   35769                 18074
11/30/99              37032                   40968                 19153
12/31/99              46438                   51390                 21321
1/31/00               47053                   52072                 20978
2/29/00               58399                   64642                 24442
3/31/00               50721                   56150                 22831
4/30/00               44273                   48996                 21457
5/31/00               39292                   43489                 20206
6/30/00               49478                   54774                 21968
7/31/00               46426                   51403                 21260
8/31/00               52637                   58273                 22882
9/30/00               51442                   56961                 22210
10/31/00              44308                   49061                 21219
11/30/00              33151                   36709                 19040
12/31/00              35597                   39407                 20675
1/31/01               35799                   39644                 21753
2/28/01               28440                   31505                 20326
3/31/01               24364                   26988                 19332
4/30/01               28253                   31302                 20843
5/31/01               28284                   31336                 21356
6/30/01               28922                   32047                 22093
7/31/01               27133                   30084                 20898
8/31/01               24939                   27664                 20223
9/30/01               20583                   22825                 17501
10/31/01              23026                   25549                 18525
11/30/01              24862                   27580                 19958
12/31/01              26806                   29729                 21190
1/31/02               25437                   28240                 20969
2/28/02               23150                   25702                 20395
3/31/02               25142                   27918                 22035
4/30/02               23990                   26649                 22235
5/31/02               22528                   25008                 21248
6/30/02               20505                   22775                 20194
7/31/02               16585                   18426                 17145
8/31/02               16507                   18341                 17102
9/30/02               15122                   16819                 15874
10/31/02              16289                   18088                 16383
11/30/02              17549                   19492                 17845
12/31/02              16351                   18155                 16851
1/31/03               15620                   17360                 16384
2/28/03               15293                   16988                 15889
3/31/03               15325                   17022                 16094
4/30/03               16927                   18815                 17620
5/31/03               18343                   20389                 19511
6/30/03               19058                   21184                 19864
7/31/03               20008                   22250                 21107
8/31/03               20879                   23231                 22074
9/30/03               20179                   22453                 21666
10/31/03              22201                   24720                 23486
11/30/03              22964                   25583                 24319
12/31/03              23181                   25820                 24813
1/31/04               24597                   27394                 25890
2/29/04               24582                   27394                 26123
3/31/04               25313                   28206                 26366

--------------------------------------------------------------------------------

(2) The Russell 2000(R) Index is an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
     Wells Fargo Funds Management, LLC       Schroder Investment Management
                                             North America Inc.

FUND MANAGER                            INCEPTION DATE
     Jenny B. Jones                          08/01/93

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 21.85%(1) for the six-month period ended March 31, 2004, outperforming the Russell 2000(R) Index(2), which returned 21.69%. The Fund distributed no dividend income and $0.96 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Consumer staples, technology, health care, automobiles, and transportation, consumer discretionary and producer durables outperformed, due primarily to good stock selection. The Fund underperformed in integrated oils, materials and processing, other energy, utilities and financial services, due to less advantageous stock selection.

      The Fund's best performing holdings were NBTY, a manufacturer and retailer of nutritional supplements; Network Associates, a supplier of computer security solutions; and Autodesk, a design software company serving customers in building design, civil engineering and other industries.

      A poor performer for the Fund was Petco Animal Supplies, a specialty retailer of pet food, supplies and services that has consistently exceeded profit forecasts. When the retailer's 2003 same-store sales number merely met expectations, the stock declined. We remain confident about the company's business prospects.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added about 50 companies to the portfolio during the period from a wide variety of industries and sectors. Examples include California Pizza Kitchen, Corrections Corp. of America and Renal Care Group. The Fund focuses in the mid-to-higher end of the market capitalization range in companies that have sound fundamentals and generate earnings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking further ahead to when the Russell 2000(R) Index changes composition in June, we see that the median market capitalization will likely be moving up and away from those smaller stocks that were strong performers in 2003. We believe that this trend bodes well for the Fund, which is concentrated in larger, fundamentally sound small-cap stocks rather than micro-cap holdings. The Fund will continue to seek companies that we believe are otherwise misunderstood or under-followed, and possess strong fundamentals and drivers for price appreciation.

      There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Cap Opportunities Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Institutional Class shares for the most recent ten years with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                                        Excluding Sales Charge
                                                                 ------------------------------------
                                                                 6-Month*   1-Year   5-Year   10-Year
                                                                 --------   ------   ------   -------
Wells Fargo Small Cap Opportunities Fund - Institutional Class     21.85     54.95    17.05     16.07
Benchmark
Russell 2000(R) Index                                              21.69     63.83     9.66     10.44

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Network Associates Incorporated                                            2.79%
Fisher Scientific International Incorporated                               2.68%
Amphenol Corporation Class A                                               2.34%
Platinum Underwriters Holdings Limited                                     2.32%
Reinsurance Group Of America Incorporated                                  2.28%
Millipore Corporation                                                      1.91%
NBTY Incorporated                                                          1.90%
Davita Incorporated                                                        1.89%
Stage Stores Incorporated                                                  1.65%
Acxiom Corporation                                                         1.48%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       16%
Consumer Staples                                                              3%
Energy                                                                        8%
Financial Services                                                           15%
Health Care                                                                  16%
Industrials                                                                  12%
Information Technology                                                       18%
Utilities                                                                     2%
Telecommunications Services                                                   1%
Basic Materials                                                               3%
Cash                                                                          6%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.05
Price to Earnings Ratio (trailing 12 months)                              22.60x
Price to Book Ratio                                                        2.56x
Median Market Cap.($B)                                                   $ 1.00
Portfolio Turnover                                                           62%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                              Wells Fargo Small Cap
                                              Opportunities Fund -     Russell
                                                     Class I          2000 Index
                                              ---------------------   ----------
3/31/94                                               10000              10000
4/30/94                                               10144              10059
5/31/94                                               10108               9946
6/30/94                                                9928               9608
7/31/94                                               10045               9766
8/31/94                                               10619              10310
9/30/94                                               10395              10276
10/31/94                                              10601              10236
11/30/94                                              10144               9822
12/31/94                                              10426              10086
1/31/95                                               10473               9959
2/28/95                                               11031              10374
3/31/95                                               11366              10552
4/30/95                                               11664              10786
5/31/95                                               11925              10972
6/30/95                                               12437              11541
7/31/95                                               13470              12206
8/31/95                                               13973              12459
9/30/95                                               14457              12682
10/31/95                                              14094              12115
11/30/95                                              14866              12624
12/31/95                                              15543              12957
1/31/96                                               15469              12943
2/29/96                                               15893              13346
3/31/96                                               16739              13619
4/30/96                                               17797              14347
5/31/96                                               18855              14912
6/30/96                                               18231              14300
7/31/96                                               16855              13051
8/31/96                                               17374              13810
9/30/96                                               18369              14349
10/31/96                                              18242              14128
11/30/96                                              18845              14711
12/31/96                                              19061              15096
1/31/97                                               19453              15398
2/28/97                                               19453              15025
3/31/97                                               18732              14316
4/30/97                                               18796              14356
5/31/97                                               21009              15954
6/30/97                                               22227              16638
7/31/97                                               23296              17412
8/31/97                                               23805              17811
9/30/97                                               25435              19115
10/31/97                                              24271              18275
11/30/97                                              24091              18157
12/31/97                                              24287              18474
1/31/98                                               23788              18183
2/28/98                                               25394              19526
3/31/98                                               26967              20331
4/30/98                                               27000              20443
5/31/98                                               25622              19341
6/30/98                                               25654              19381
7/31/98                                               23885              17811
8/31/98                                               19197              14352
9/30/98                                               19685              15476
10/31/98                                              20413              16108
11/30/98                                              21639              16952
12/31/98                                              22013              18001
1/31/99                                               21578              18240
2/28/99                                               20187              16763
3/31/99                                               20198              17024
4/30/99                                               21546              18550
5/31/99                                               22284              18821
6/30/99                                               23751              19671
7/31/99                                               23404              19132
8/31/99                                               22198              18424
9/30/99                                               22274              18428
10/31/99                                              22339              18504
11/30/99                                              23588              19608
12/31/99                                              25055              21828
1/31/00                                               24849              21477
2/29/00                                               26750              25022
3/31/00                                               29673              23373
4/30/00                                               29684              21966
5/31/00                                               28488              20686
6/30/00                                               30270              22490
7/31/00                                               29966              21765
8/31/00                                               33052              23426
9/30/00                                               32563              22737
10/31/00                                              31433              21723
11/30/00                                              29618              19492
12/31/00                                              32799              21167
1/31/01                                               33404              22269
2/28/01                                               32265              20809
3/31/01                                               31138              19791
4/30/01                                               33404              21339
5/31/01                                               34733              21864
6/30/01                                               35493              22618
7/31/01                                               35149              21394
8/31/01                                               34389              20703
9/30/01                                               31435              17917
10/31/01                                              32574              18965
11/30/01                                              34722              20433
12/31/01                                              37044              21693
1/31/02                                               36532              21468
2/28/02                                               35820              20879
3/31/02                                               37980              22558
4/30/02                                               37743              22763
5/31/02                                               36956              21753
6/30/02                                               34334              20674
7/31/02                                               30374              17552
8/31/02                                               30624              17508
9/30/02                                               28351              16251
10/31/02                                              29550              16773
11/30/02                                              31498              18269
12/31/02                                              30028              17251
1/31/03                                               29513              16773
2/28/03                                               28390              16267
3/31/03                                               28641              16477
4/30/03                                               29988              18039
5/31/03                                               32776              19974
6/30/03                                               33674              20336
7/31/03                                               35524              21609
8/31/03                                               37360              22598
9/30/03                                               36422              22180
10/31/03                                              38945              24044
11/30/03                                              40200              24897
12/31/03                                              41107              25403
1/31/04                                               43206              26505
2/29/04                                               44024              26744
3/31/04                                               44379              26992

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital Management,
                                              Inc.

FUND MANAGERS                            INCEPTION DATE
     Robert B. Mersky, CFA                    12/31/82
     Paul E. von Kuster, CFA
     Daniel J. Hagen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 18.38%(1) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the Russell 2000(R) Index(2), which returned 21.69%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      After performing well in the final months of 2003, the Fund lost some ground in the first quarter of 2004 as value stock outperformed growth stocks for the six-month period. As a result, the Fund trailed the gains of the Russell 2000(R) Index, which is comprised of both value and growth stocks. In addition, the Fund's gains were constrained in part by the weak performance of its technology holdings.

      Concerns about the state of the economy and the risk of terrorism overwhelmed the strong earnings reports and the improving outlook for many of the Fund's holdings. While the majority of the Fund's stocks met or exceeded earnings growth expectations during the reporting period, they showed muted upside movement even though earnings gains soundly beat expectations. Inversely, the Fund's holdings showed greater than expected losses on even modest earnings disappointments.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Purchases and sales during the six-month period followed our disciplined bottom-up process, and resulted in only minor changes to the Fund's overall sector weightings, growth prospects and valuation profile. At the end of the period, 52% of the Fund's assets were invested in small, rapidly growing, "discovery phase" companies, with the balance in "overlooked stocks" characterized by rapid near-term earnings gains or undervalued assets. The Fund's largest sector exposure was in consumer at 22%, followed by health care, business services, technology and financial services. The Fund's companies had 22% forecast earnings growth and were selling for 18 times forward earnings, characteristics consistent with our historical average and disciplined investment approach.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Corporate earnings could outperform expectations during the next year because both corporate managers and sell-side analysts have been conservative in their forecasts since the market peak. Non-economic factors could be considered a bigger than usual wild card this year, particularly the presidential election and the risk of terrorist strikes, both here and abroad. While these larger issues impact the overall direction of the stock market, the relative attractiveness of individual companies ultimately dictates investment success. As always, we will continue to seek to capitalize on the information in efficiencies surrounding individual companies that may lead to attractive buying opportunities.

      There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Company Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

     Performance shown for Class A, Class B and Class C shares of the Wells Fargo Small Company Growth Fund for periods prior to January 30, 2004, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(4) The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                              Including Sales Charge                  Excluding Sales Charge
                                       ------------------------------------   ------------------------------------
                                       6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                       --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Small Company
   Growth Fund - Class A                 11.57     48.85    6.50      8.98      18.38     57.93    7.77      9.63
Wells Fargo Small Company
   Growth Fund - Class B                 12.96     51.79    6.67      8.82      17.96     56.79    6.97      8.82
Wells Fargo Small Company
   Growth Fund - Class C                 16.92     55.74    6.97      8.81      17.92     56.74    6.97      8.81
Wells Fargo Small Company
   Growth Fund - Institutional Class                                            18.48     58.25    8.03      9.90
Benchmark
   Russell 2000(R) Index                                                        21.69     63.83    9.66     10.44

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Brink's Company                                                            1.60%
Polo Ralph Lauren Corporation                                              1.52%
Cephalon Incorporated                                                      1.43%
Boise Cascade Corporation                                                  1.39%
CSK Auto Corporation                                                       1.36%
Ingram Micro Incorporated Class A                                          1.36%
Neurocrine Biosciences Incorporated                                        1.30%
CNet Networks Incorporated                                                 1.29%
Quiksilver Incorporated                                                    1.26%
NBTY Incorporated                                                          1.22%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       18%
Consumer Staples                                                              2%
Energy                                                                        4%
Health Care                                                                  19%
Financial Services                                                            7%
Industrials                                                                  14%
Information Technology                                                       31%
Basic Materials                                                               2%
Cash                                                                          3%

CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.30
Price to Earnings Ratio (trailing 12 months)                              18.00x
Price to Book Ratio                                                         2.7x
Median Market Cap ($B)                                                   $ 0.80
Portfolio Turnover(3)                                                        77%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo Small Company   Wells Fargo Small Company    Russell 2000
             Growth Fund - Class A       Growth Fund - Class I         Index
           -------------------------   -------------------------   -------------
3/31/94               9425                       10000                 10000
4/30/94               9568                       10154                 10059
5/31/94               9272                        9842                  9946
6/30/94               8850                        9396                  9608
7/31/94               9126                        9691                  9766
8/31/94               9730                       10334                 10310
9/30/94               9669                       10272                 10276
10/31/94              9678                       10283                 10236
11/30/94              9247                        9827                  9822
12/31/94              9694                       10305                 10086
1/31/95               9675                       10287                  9959
2/28/95              10227                       10876                 10374
3/31/95              10513                       11182                 10552
4/28/95              10672                       11354                 10786
5/31/95              10775                       11466                 10972
6/30/95              11632                       12380                 11541
7/31/95              12785                       13610                 12206
8/31/95              13262                       14121                 12459
9/29/95              13551                       14432                 12682
10/31/95             13069                       13921                 12115
11/30/95             13454                       14334                 12624
12/29/95             13488                       14374                 12957
1/31/96              13504                       14394                 12943
2/29/96              13949                       14871                 13346
3/31/96              14248                       15193                 13619
4/30/96              15369                       16392                 14347
5/31/96              15846                       16904                 14912
6/30/96              14892                       15890                 14300
7/31/96              13891                       14825                 13051
8/31/96              14977                       15987                 13810
9/30/96              15564                       16617                 14349
10/31/96             15220                       16254                 14128
11/30/96             15778                       16853                 14711
12/31/96             16121                       17222                 15096
1/31/97              16671                       17814                 15398
2/28/97              15996                       17095                 15025
3/31/97              15251                       16302                 14316
4/30/97              15124                       16170                 14356
5/31/97              16700                       17860                 15954
6/30/97              17895                       19141                 16638
7/31/97              19250                       20595                 17412
8/31/97              19558                       20928                 17811
9/30/97              21007                       22484                 19115
10/31/97             20476                       21920                 18275
11/30/97             19924                       21333                 18157
12/31/97             19645                       21039                 18474
1/31/98              19514                       20903                 18183
2/28/98              20975                       22473                 19526
3/31/98              22048                       23628                 20331
4/30/98              22177                       23770                 20443
5/31/98              20387                       21857                 19341
6/30/98              19972                       21415                 19381
7/31/98              18739                       20098                 17811
8/31/98              13964                       14980                 14352
9/30/98              15043                       16141                 15476
10/31/98             16092                       17270                 16108
11/30/98             17020                       18269                 16952
12/31/98             17812                       19123                 18001
1/31/99              18351                       19706                 18240
2/28/99              16368                       17580                 16763
3/31/99              16258                       17466                 17024
4/30/99              17433                       18732                 18550
5/29/99              18158                       19514                 18821
6/30/99              19305                       20752                 19671
7/31/99              19281                       20730                 19132
8/31/99              18093                       19458                 18424
9/30/99              17871                       19223                 18428
10/31/99             18020                       19386                 18504
11/30/99             19470                       20951                 19608
12/31/99             21164                       22779                 21828
1/31/00              20948                       22551                 21477
2/29/00              24669                       26562                 25022
3/31/00              24869                       26783                 23373
4/30/00              24072                       25929                 21966
5/31/00              22898                       24670                 20686
6/30/00              24438                       26334                 22490
7/31/00              22829                       24606                 21765
8/31/00              24816                       26754                 23426
9/30/00              23888                       25758                 22737
10/31/00             23323                       25154                 21723
11/30/00             20028                       21605                 19492
12/31/00             21606                       23313                 21167
1/31/01              22663                       24458                 22269
2/28/01              21429                       23131                 20809
3/31/01              19656                       21222                 19791
4/30/01              21462                       23176                 21339
5/31/01              22468                       24267                 21864
6/30/01              23212                       25076                 22618
7/31/01              22568                       24385                 21394
8/31/01              21907                       23676                 20703
9/30/01              18270                       19750                 17917
10/31/01             19409                       20986                 18965
11/30/01             20733                       22422                 20433
12/31/01             21687                       23458                 21693
1/31/02              21052                       22776                 21468
2/28/02              19855                       21486                 20879
3/31/02              21413                       23176                 22558
4/30/02              20712                       22422                 22763
5/31/02              19977                       21631                 21753
6/30/02              18806                       20368                 20674
7/31/02              15723                       17032                 17552
8/31/02              15862                       17187                 17508
9/30/02              14551                       15769                 16251
10/31/02             14958                       16214                 16773
11/30/02             15970                       17314                 18269
12/31/02             15229                       16514                 17251
1/31/03              14890                       16151                 16773
2/28/03              14695                       15942                 16267
3/31/03              14968                       16242                 16477
4/30/03              15945                       17305                 18039
5/31/03              17667                       19177                 19974
6/30/03              18199                       19759                 20336
7/31/03              19341                       21004                 21609
8/31/03              20258                       22004                 22598
9/30/03              19969                       21695                 22180
10/31/03             21546                       23413                 24044
11/30/03             22035                       23949                 24897
12/31/03             22841                       24830                 25403
1/31/04              23764                       25839                 26505
2/29/04              23748                       25821                 26744
3/31/04              23639                       25703                 26992

--------------------------------------------------------------------------------

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Small Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The Wells Fargo Small Company Value Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital Management,
                                              Inc.

FUND MANAGERS                            INCEPTION DATE
     Tasso H. Coin, Jr., CFA                  06/01/97
     Douglas G. Pugh, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 20.33%(1), excluding sales charges, for the six-month period ended March 31, 2004, underperforming the Russell 2000(R) Index(2), which returned 21.69% during the same period. The Fund's Class A shares distributed no dividend income and $0.48 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Small cap stocks that had higher growth and lower quality characteristics were market leaders during the reporting period. The Fund's materials and processing stocks were the top performers for the six months. Strong commodity pricing helped earnings growth and subsequently, stock prices in this sector. The Fund's consumer discretionary holdings also performed well during the period, as consumer purchasing remained strong. On a relative basis, the Fund's utilities holdings were the star performers, due to strong individual stock selection.

      The Fund's performance lagged that of its benchmark, primarily because of our decision to underweight the more speculative corner of the financial services sector. We believed that a recovering economy would eventually push interest rates higher and put pressure on these financial stocks.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund is underweight primarily in the regional banks industry in the financial services sector, as valuations are near their highs. The Fund is also underweight in the utilities sector, as these stocks have been pushed higher after the dividend tax cuts legislation took effect and investors actively sought higher-yielding stocks. The Fund is overweight in technology and cyclical companies, areas that are most sensitive and exposed to the economic recovery.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the economy will continue to improve and that the job market will follow this recovery. Though valuations have moved to more normal levels given the price recovery in stocks, valuations do remain below that of the peak last seen in 1998. We believe that stocks may continue to move higher, barring a slowdown in the economy or a major terror event. We continue to believe that financial services' stock price performance is not sustainable, as company fundamentals are not sufficiently strong to support it. Therefore, we remain underweight in this sector.

      There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.

--------------------------------------------------------------------------------

     The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Company Value Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

     Performance shown for the Wells Fargo Small Company Value Fund Class A, Class B and Institutional Class shares prior to January 31, 2002 and Class C shares prior to August 31, 2002 in the average annual total return table reflects the performance of the Wells Fargo Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of each share class of the Fund. The Wells Fargo Small Company Value Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

(2) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(4) The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by the total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                 Excluding Sales Charge
                                                --------------------------------------  --------------------------------------
                                                6-Month*  1-Year  5-Year  Life of Fund  6-Month*  1-Year  5-Year  Life of Fund
                                                --------  ------  ------  ------------  --------  ------  ------  ------------
Wells Fargo Small Company Value Fund - Class A    13.41    54.24   16.02      11.92       20.33    63.65   17.41      12.89
Wells Fargo Small Company Value Fund - Class B    14.88    57.26   16.30      12.04       19.88    62.26   16.51      12.04
Wells Fargo Small Company Value Fund - Class C    18.79    61.33   16.50      12.03       19.79    62.33   16.50      12.03
Wells Fargo Small Company Value Fund -
   Institutional Class                                                                    20.36    63.87   17.60      13.07
Benchmark
   Russell 2000(R) Index                                                                  21.69    63.83    9.66       8.00

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

CKE Restaurants Incorporated                                               1.88%
Joy Global Incorporated                                                    1.67%
WCI Communities Incorporated                                               1.63%
URS Corporation                                                            1.57%
Tech Data Corporation                                                      1.51%
Intergraph Corporation                                                     1.45%
Arrow International Incorporated                                           1.43%
Graftech International Limited                                             1.39%
Steel Dynamics Incorporated                                                1.36%
Technitrol Incorporated                                                    1.33%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       20%
Energy                                                                        3%
Consumer Staples                                                              3%
Financial Services                                                           25%
Health Care                                                                   4%
Industrials                                                                  18%
Information Technology                                                       11%
Basic Materials                                                               9%
Telecommunications Services                                                   1%
Utilities                                                                     2%
Cash                                                                          4%

CHARACTERISTICS(3), (5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.87
Price to Earnings Ratio (trailing 12 months)                              18.40x
Price to Book Ratio                                                        1.65x
Median Market Cap ($B)                                                   $ 0.80
Portfolio Turnover(3)                                                        24%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo Small Company   Wells Fargo Small Company
              Value Fund - Class A        Value Fund - Class I     Russell 2000 Index
           -------------------------   -------------------------   ------------------
1/6/1997              9425                        10000                   10000
6/30/97              10112                        10730                   10000
7/31/97              10667                        11320                   10429
8/31/97              10847                        11512                   10914
9/30/97              11620                        12334                   11164
10/31/97             11249                        11942                   11981
11/30/97             11370                        12072                   11455
12/31/97             11783                        12512                   11381
1/31/98              11621                        12342                   11580
2/28/98              12409                        13181                   11397
3/31/98              12921                        13726                   12239
4/30/98              13115                        13934                   12743
5/31/98              12502                        13284                   12813
6/30/98              12392                        13169                   12123
7/31/98              11672                        12406                   12148
8/31/98               9584                        10188                   11164
9/30/98               9995                        10626                    8996
10/31/98             10137                        10778                    9701
11/30/98             10473                        11137                   10096
12/31/98             10671                        11349                   10625
1/31/99              10435                        11100                   11283
2/28/99               9807                        10433                   11433
3/31/99               9674                        10293                   10507
4/30/99              10487                        11159                   10671
5/29/99              11049                        11759                   11627
6/30/99              11327                        12056                   11797
7/31/99              11186                        11907                   12330
8/31/99              10925                        11631                   11992
9/30/99              10567                        11251                   11548
10/31/99             10453                        11132                   11551
11/30/99             10345                        11018                   11598
12/31/99             10718                        11416                   12291
1/31/00               9945                        10595                   13682
2/29/00               9906                        10555                   13462
3/31/00              10787                        11494                   15684
4/30/00              10867                        11581                   14651
5/31/00              10965                        11687                   13769
6/30/00              10927                        11648                   12966
7/31/00              11216                        11957                   14096
8/31/00              12139                        12943                   13643
9/30/00              11978                        12773                   14683
10/31/00             11961                        12757                   14252
11/30/00             11910                        12704                   13616
12/31/00             13558                        14464                   12218
1/31/01              13805                        14729                   13267
2/28/01              13804                        14730                   13959
3/31/01              13610                        14524                   13043
4/30/01              14163                        15117                   12405
5/31/01              14826                        15826                   13375
6/30/01              15408                        16450                   13704
7/31/01              15093                        16117                   14177
8/31/01              15178                        16209                   13410
9/30/01              13177                        14074                   12977
10/31/01             13534                        14458                   11230
11/30/01             14661                        15664                   11887
12/31/01             15307                        16356                   12807
1/31/02              15506                        16570                   13597
2/28/02              16343                        17465                   13456
3/31/02              17894                        19139                   13087
4/30/02              18343                        19603                   14139
5/31/02              17956                        19205                   14268
6/30/02              17413                        18608                   13635
7/31/02              14358                        15344                   12958
8/31/02              14048                        15029                   11002
9/30/02              13071                        13985                   10974
10/31/02             13568                        14515                   10186
11/30/02             14715                        15742                   10513
12/31/02             14319                        15319                   11451
1/31/03              13668                        14639                   10813
2/28/03              12969                        13893                   10514
3/31/03              13187                        14125                   10196
4/30/03              14490                        15518                   10328
5/31/03              15886                        17010                   11307
6/30/03              16212                        17374                   12520
7/31/03              17530                        18784                   12747
8/31/03              18322                        19646                   13544
9/30/03              17934                        19231                   14165
10/31/03             19128                        20524                   13903
11/30/03             19733                        21154                   15071
12/31/03             20516                       22,011                   15606
1/31/04              20838                        22355                   15922
2/29/04              21064                        22596                   16613
3/31/04              21579                        23147                   16763
                                                                          16919

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Dresdner RCM Global Investors
                                              LLC

FUND MANAGER                             INCEPTION DATE
     Selena A. Chaisson, M.D.                 04/02/01

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 14.09%(1) for the six-month period ended March 31, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 14.07%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      A major legislative concern has cast a long shadow over the health care sector, particularly pharmaceuticals and biotechnology. After much anticipation, however, Congress passed a Medicare drug benefit, the Medicare Drug Reform plan, and most of the health care industry actually saw itself benefiting from the bill's provisions. Indeed, the fourth quarter of 2003 brought a boost to "big pharma," which saw an 8% increase in their valuations as news of the bill's passage emerged.

      By early 2004, the Fund's holdings in biotechnology proved beneficial for the Fund, the most influential example being Biogen-Idec, which jumped more than 50% in price. The company announced positive research data from a drug that treats multiple sclerosis, a disease that up to now has had limited treatment options.

      We continued to emphasize the managed care industry, which reported better-than-expected profit results early in 2004. Another factor that boosted the managed care industry was investor reaction to higher reimbursement rates, a provision of the Medicare Drug Reform plan. Benefactors in the Fund's portfolio included Aetna, United Healthcare and Wellpoint Health Networks.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the reporting period, following the release of positive trial data showing the significant benefit of certain devices for heart failure patients, we increased the Fund's holdings of larger medical technology companies that specialize in these cardiovascular products. We also selectively purchased small cap medical technology names in the faster growing segments of orthopedics and lab diagnostics and equipment. We reduced the Fund's holdings in larger-cap profitable biotechnology stocks that were more mature, as well as drug distributors that were holding large inventories.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are optimistic about the biotechnology industry, both in terms of research breakthroughs as well as the potential for consolidation, which will particularly benefit small cap biotechnology firms with one or two promising drugs in their pipelines.

      Medical technology continues to be among our favorite sub-sectors, as demand for orthopedics and cardiovascular services boom. Unlike the big cap pharmaceutical companies, which face long and risky paths to new product approvals, the major medical technology companies have been able to introduce premium-priced, high- quality technology products at a relatively rapid rate.

      The WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND is a non-diversified fund and entails additional risks. Non-diversified funds are more susceptible to financial, market and economic events affecting the particular issuers and industry sectors in which they invest. The health sciences sector involves additional risks because the sector is rapidly changing and may be impacted by such factors as government regulation, uncertain demand and the risk that products may become obsolete. Foreign securities involve additional risks including currency fluctuations, economic and political instability and market illiquidity.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)
--------------------------------------------------------------------------------

                                      Including Sales Charge             Excluding Sales Charge
                                 --------------------------------   --------------------------------
                                 6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
                                 --------   ------   ------------   --------   ------   ------------
Wells Fargo Specialized Health
   Sciences Fund - Class A          7.53     24.71       0.75         14.09     32.32       2.75
Wells Fargo Specialized Health
   Sciences Fund - Class B          8.84     26.31       1.02         13.84     31.31       1.99
Wells Fargo Specialized Health
   Sciences Fund - Class C         12.83     30.27       2.02         13.83     31.27       2.02
Benchmark
   S&P 500 Index                                                      14.07     35.11       0.63

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Pfizer Incorporated                                                        8.01%
Medtronic Incorporated                                                     4.75%
Wyeth                                                                      4.55%
Anthem Incorporated                                                        4.38%
Aventis SA                                                                 3.49%
Amgen Incorporated                                                         3.43%
Genentech Incorporated                                                     3.34%
Biogen Idec Incorporated                                                   3.18%
St Jude Medical Incorporated                                               3.01%
Eli Lilly & Company                                                        2.98%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Health Care                                                                  99%
Cash                                                                          1%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.89
Price to Earnings Ratio (trailing 12 months)                              38.00x
Price to Book Ratio                                                        4.84x
Median Market Cap. ($B)                                                  $46.80
Portfolio Turnover                                                           96%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                  Wells Fargo Specialized Health
                                  S&P 500 Index       Sciences Fund - Class A
                                  -------------   ------------------------------
1/4/2001                              10000                     9425
4/30/01                               10776                     9991
5/31/01                               10848                    10481
6/30/01                               10585                    10283
7/31/01                               10481                     9943
8/31/01                                9826                     9670
9/30/01                                9033                     9142
10/31/01                               9205                     9500
11/30/01                               9911                     9925
12/31/01                               9999                    10028
1/31/02                                9853                     9538
2/28/02                                9663                     9406
3/31/02                               10026                     9614
4/30/02                                9418                     8973
5/31/02                                9350                     8671
6/30/02                                8684                     7983
7/31/02                                8007                     7559
8/31/02                                8059                     7597
9/30/02                                7184                     7361
10/31/02                               7816                     7568
11/30/02                               8275                     7597
12/31/02                               7789                     7417
1/31/03                                7586                     7531
2/28/03                                7472                     7436
3/31/03                                7544                     7729
4/30/03                                8166                     8030
5/31/03                                8595                     8718
6/30/03                                8705                     9180
7/31/03                                8858                     9284
8/31/03                                9031                     8973
9/30/03                                8935                     8963
10/31/03                               9440                     9076
11/30/03                               9523                     9302
12/31/03                              10022                     9557
1/31/04                               10207                     9915
2/29/04                               10349                    10188
3/31/04                               10192                    10226

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Specialized Health Sciences Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     THE WELLS FARGO SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        RCM Capital Management LLC

FUND MANAGERS                            INCEPTION DATE
     Walter C. Price, Jr., CFA                09/18/00
     Huachen Chen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.96%1 for the six-month period ended March 31, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 14.07%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The latter part of 2003 was a period of strong performance for large cap stocks, with Intel and Cisco Systems performing particularly well. Although the Fund owned both Intel and Cisco, it did not have the same substantial allocations as its peers, and thus underperformed on a relative basis.

      The Fund's underweight position in semiconductor companies during the fourth quarter also hurt relative performance for the six-month period. Initially, during the early months of 2004, there was euphoria over the strong results that were reported in January; but by the end of the reporting period, there were again serious doubts about the durability and strength of the recovery. Traders sold many of their technology stocks, and negative comments and skepticism about the continuation of the technology stock surge were common.

      We made up some lost ground for the Fund during early 2004 with such stock selections as Yahoo! Japan and Softbank, two very successful Internet companies. We reduced the Fund's holdings in Yahoo! Japan significantly, taking substantial profits, as it has become one of the most valuable Internet companies in the world.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      After the rally in technology stocks in late March, we have become cautious about the sector in spite of the fact that business generally has been good for most companies. We believe that the rates of gain for the economy and for technology orders are unsustainably high, and will transition to more moderate levels in the next six months. During the reporting period, we closely examined the Fund's semiconductor holdings and pared back somewhat in the midst of strong orders, because we believed that the industry may be peaking.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      As the year progresses, we believe that investors will once again find technology stocks attractive because the capital spending cycle is just getting started and the rebound to normal levels could continue for many years. Over half of capital spending is for technology products that improve productivity, and the net level of capital spending is lower than it has been in 50 years.

      The WELLS FARGO SPECIALIZED TECHNOLOGY FUND is a non-diversified fund and entails additional risks. Non-diversified funds are more susceptible to financial, market and economic events affecting the particular issuers and industry sectors in which they invest. Technology stocks involve additional risks because such companies are subject to extreme price and volume fluctuation and investing in the securities of smaller, "start-up" technology companies can result in significant losses because they may have more limited trading markets. Foreign securities involve additional risks, including currency fluctuations, economic and political instability and market illiquidity. Our active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO SPECIALIZED TECHNOLOGY FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                           Including Sales Charge                 Excluding Sales Charge
                                                    ------------------------------------   ------------------------------------
                                                    6-Month*   1-Year   Life of the Fund   6-Month*   1-Year   Life of the Fund
                                                    --------   ------   ----------------   --------   ------   ----------------
Wells Fargo Specialized Technology Fund - Class A      5.52     69.88        (22.06)         11.96     80.33        (20.74)
Wells Fargo Specialized Technology Fund - Class B      6.17     73.33        (22.96)         11.17     78.33        (21.36)
Wells Fargo Specialized Technology Fund - Class C     10.20     76.92        (21.41)         11.20     77.92        (21.41)
Benchmark
   S&P 500 Index                                                                             14.07     35.11         (5.34)

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES,THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Red Hat Incorporated                                                       5.61%
Yahoo! Incorporated                                                        3.99%
Cisco Systems Incorporated                                                 3.52%
Samsung Electronics - GDR                                                  3.50%
Comverse Technology Incorporated                                           3.26%
National Semiconductor Corporation                                         3.11%
Network Associates Incorporated                                            2.96%
Symantec Corporation                                                       2.95%
NCR Corporation                                                            2.91%
Sina Corporation                                                           2.41%

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                        2%
Cash                                                                         24%
Industrials                                                                   4%
Information Technology                                                       70%

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.42
Price to Earnings Ratio (trailing 12 months)                               55.6x
Price to Book Ratio                                                        4.74x
Median Market Cap.($B)                                                    $4.02
Portfolio Turnover                                                          117%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        Wells Fargo Specialized
                                       Technology Fund - Class A   S&P 500 Index
                                       -------------------------   -------------
9/18/00                                           9425                 10000
                                                  9529                  9945
                                                  8426                  9903
                                                  6909                  9123
                                                  6437                  9168
                                                  6795                  9493
                                                  5014                  8628
3/31/01                                           4326                  8082
                                                  4637                  8709
                                                  4373                  8768
                                                  4232                  8554
                                                  3827                  8471
                                                  3327                  7941
                                                  2846                  7300
                                                  3261                  7440
                                                  3789                  8010
                                                  3968                  8081
                                                  3817                  7963
                                                  3252                  7809
3/31/02                                           3582                  8103
                                                  3167                  7612
                                                  2950                  7556
                                                  2686                  7018
                                                  2432                  6472
                                                  2375                  6514
                                                  2102                  5806
                                                  2432                  6317
                                                  2714                  6688
                                                  2328                  6295
                                                  2337                  6131
                                                  2319                  6039
3/31/03                                           2300                  6097
                                                  2573                  6600
                                                  3025                  6947
                                                  3205                  7036
                                                  3421                  7159
                                                  3648                  7299
                                                  3704                  7222
                                                  4090                  7630
                                                  4053                  7697
                                                  4015                  8100
                                                  4298                  8249
                                                  4156                  8364
3/31/04                                           4147                  8238

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.05%
    N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO            $   73,245,938
    N/A      WELLS FARGO EQUITY INCOME PORTFOLIO                    290,861,824
    N/A      WELLS FARGO INDEX PORTFOLIO                            362,500,980
    N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO             164,230,553
    N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO            36,497,280
    N/A      WELLS FARGO LARGE CAP VALUE PORTFOLIO                   72,871,164
    N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO             253,093,741
    N/A      WELLS FARGO OVERSEAS PORTFOLIO                          55,073,819
    N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                   49,118,250
    N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO              48,932,805
    N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               49,353,042

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,062,267,460)       1,455,779,396
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,062,267,460)               100.05%                      $1,455,779,396
OTHER ASSETS AND LIABILITIES, NET    (0.05)                            (680,797)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,455,098,599
                                    ======                       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.05%
    N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                 $142,418,435
    N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO             142,618,759
    N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO              143,079,767

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $362,145,962)           428,116,961
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $362,145,962)                 100.05%                        $428,116,961
OTHER ASSETS AND LIABILITIES, NET    (0.05)                            (229,012)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $427,887,949
                                    ======                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.01%
    N/A      WELLS FARGO EQUITY INCOME PORTFOLIO                 $1,233,381,348

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,220,132,801)       1,233,381,348
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,220,132,801)               100.01%                      $1,233,381,348
OTHER ASSETS AND LIABILITIES, NET    (0.01)                             (78,853)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,233,302,495
                                    ======                       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

COMMON STOCK - 97.74%

AMUSEMENT & RECREATION SERVICES - 0.20%
  4,273   HARRAH'S ENTERTAINMENT INCORPORATED                         $  234,545
 13,316   INTERNATIONAL GAME TECHNOLOGY                                  598,687

                                                                         833,232
                                                                      ----------

APPAREL & ACCESSORY STORES - 0.48%
 34,396   GAP INCORPORATED                                               753,961
 13,055   KOHLS CORPORATION+                                             630,948
 18,719   LIMITED BRANDS                                                 374,380
  5,277   NORDSTROM INCORPORATED                                         210,552

                                                                       1,969,841
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.13%
  4,850   JONES APPAREL GROUP INCORPORATED                               175,328
  4,190   LIZ CLAIBORNE INCORPORATED                                     153,731
  4,149   VF CORPORATION                                                 193,758

                                                                         522,817
                                                                      ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
 10,561   AUTONATION INCORPORATED+                                       180,065
  3,350   AUTOZONE INCORPORATED+                                         288,000

                                                                         468,065
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
  2,491   RYDER SYSTEM INCORPORATED                                       96,476
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.16%
  4,751   CENTEX CORPORATION                                             256,839
  1,792   KB HOME                                                        144,794
  4,815   PULTE HOMES INCORPORATED                                       267,714

                                                                         669,347
                                                                      ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.26%
 87,360   HOME DEPOT INCORPORATED                                      3,263,769
 30,193   LOWE'S COMPANIES INCORPORATED                                1,694,733
  5,597   SHERWIN-WILLIAMS COMPANY                                       215,093

                                                                       5,173,595
                                                                      ----------

BUSINESS SERVICES - 6.58%
  9,149   ADOBE SYSTEMS INCORPORATED                                     360,745
  4,331   AUTODESK INCORPORATED                                          136,946
 22,650   AUTOMATIC DATA PROCESSING INCORPORATED                         951,300
  8,644   BMC SOFTWARE INCORPORATED+                                     168,990
 38,690   CENDANT CORPORATION                                            943,649
  6,301   CITRIX SYSTEMS INCORPORATED+                                   136,228
 22,345   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                 600,187
  7,202   COMPUTER SCIENCES CORPORATION+                                 290,457
 14,759   COMPUWARE CORPORATION+                                         109,955
  5,501   CONVERGYS CORPORATION+                                          83,615

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

BUSINESS SERVICES (continued)
  1,940   DELUXE CORPORATION                                         $    77,794
 24,803   EBAY INCORPORATED+                                           1,719,592
 11,476   ELECTRONIC ARTS INCORPORATED+                                  619,245
 18,444   ELECTRONIC DATA SYSTEMS CORPORATION                            356,891
  5,340   EQUIFAX INCORPORATED                                           137,879
 34,078   FIRST DATA CORPORATION                                       1,436,728
  7,472   FISERV INCORPORATED+                                           267,273
  9,194   IMS HEALTH INCORPORATED                                        213,852
 15,928   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                   244,973
  7,621   INTUIT INCORPORATED+                                           342,030
  3,456   MERCURY INTERACTIVE CORPORATION+                               154,829
414,467   MICROSOFT CORPORATION                                       10,349,241
  4,338   MONSTER WORLDWIDE INCORPORATED+                                113,656
  3,632   NCR CORPORATION+                                               160,026
 14,454   NOVELL INCORPORATED+                                           164,487
  7,295   OMNICOM GROUP INCORPORATED                                     585,424
200,721   ORACLE CORPORATION+                                          2,410,659
 10,232   PARAMETRIC TECHNOLOGY CORPORATION+                              46,249
 13,974   PEOPLESOFT INCORPORATED+                                       258,379
  6,574   ROBERT HALF INTERNATIONAL INCORPORATED+                        155,278
 19,040   SIEBEL SYSTEMS INCORPORATED+                                   219,150
126,205   SUN MICROSYSTEMS INCORPORATED+                                 525,013
 11,031   SUNGARD DATA SYSTEMS INCORPORATED+                             302,249
 11,950   SYMANTEC CORPORATION+                                          553,285
 12,739   UNISYS CORPORATION+                                            181,913
 16,417   VERITAS SOFTWARE CORPORATION+                                  441,781
 25,539   YAHOO! INCORPORATED+                                         1,240,940

                                                                      27,060,888
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 10.79%
 60,036   ABBOTT LABORATORIES                                          2,467,480
  8,726   AIR PRODUCTS & CHEMICALS INCORPORATED                          437,347
  3,456   ALBERTO-CULVER COMPANY CLASS B                                 151,615
 49,529   AMGEN INCORPORATED+                                          2,881,102
  4,241   AVERY DENNISON CORPORATION                                     263,833
  9,038   AVON PRODUCTS INCORPORATED                                     685,713
 74,531   BRISTOL-MYERS SQUIBB COMPANY                                 1,805,886
  7,200   CHIRON CORPORATION+                                            316,872
  8,069   CLOROX COMPANY                                                 394,655
 20,450   COLGATE PALMOLIVE COMPANY                                    1,126,795
 35,780   DOW CHEMICAL COMPANY                                         1,441,218
 38,313   DU PONT (E.I.) DE NEMOURS & COMPANY                          1,617,575
  2,970   EASTMAN CHEMICAL COMPANY                                       126,760
  9,876   ECOLAB INCORPORATED                                            281,762
 43,147   ELI LILLY & COMPANY                                          2,886,534
 14,122   FOREST LABORATORIES INCORPORATED+                            1,011,418
  8,606   GENZYME CORPORATION+                                           404,826
 38,665   GILLETTE COMPANY                                             1,511,801

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
  1,942   GREAT LAKES CHEMICAL CORPORATION                           $    46,317
  3,596   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                127,658
  9,258   KING PHARMACEUTICALS INCORPORATED+                             155,905
  9,504   MEDIMUNE INCORPORATED+                                         219,352
 85,406   MERCK & COMPANY INCORPORATED                                 3,774,091
 10,195   MONSANTO COMPANY                                               373,851
292,775   PFIZER INCORPORATED                                         10,261,764
  6,574   PPG INDUSTRIES INCORPORATED                                    383,264
 12,485   PRAXAIR INCORPORATED                                           463,443
 49,623   PROCTER & GAMBLE COMPANY                                     5,204,460
  8,549   ROHM & HAAS COMPANY                                            340,592
 56,488   SCHERING-PLOUGH CORPORATION                                    916,235
  2,662   SIGMA-ALDRICH CORPORATION                                      147,315
  4,145   WATSON PHARMACEUTICALS INCORPORATED+                           177,365
 51,136   WYETH                                                        1,920,157

                                                                      44,324,961
                                                                     -----------

COMMUNICATIONS - 4.43%
 11,982   ALLTEL CORPORATION                                             597,782
 30,468   AT&T CORPORATION                                               596,259
104,606   AT&T WIRELESS SERVICES INCORPORATED+                         1,423,688
 16,302   AVAYA INCORPORATED+                                            258,876
 70,324   BELLSOUTH CORPORATION                                        1,947,271
  5,537   CENTURYTEL INCORPORATED                                        152,212
 23,636   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                    1,000,985
 86,427   COMCAST CORPORATION CLASS A+                                 2,483,912
 42,218   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                  1,044,051
 67,814   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+               292,278
127,002   SBC COMMUNICATIONS INCORPORATED                              3,116,629
 34,708   SPRINT CORPORATION-FON GROUP                                   639,668
 39,743   SPRINT CORPORATION-PCS GROUP+                                  365,636
 12,382   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                 408,730
106,033   VERIZON COMMUNICATIONS INCORPORATED                          3,874,446

                                                                      18,202,423
                                                                     -----------

DEPOSITORY INSTITUTIONS - 10.56%
 13,479   AMSOUTH BANCORPORATION                                         316,891
 55,636   BANK OF AMERICA CORPORATION                                  4,505,403
 29,712   BANK OF NEW YORK COMPANY INCORPORATED                          935,928
 42,988   BANK ONE CORPORATION                                         2,343,706
 20,987   BB&T CORPORATION                                               740,841
  8,548   CHARTER ONE FINANCIAL INCORPORATED                             302,257
197,774   CITIGROUP INCORPORATED                                      10,224,916
  6,733   COMERICA INCORPORATED                                          365,737
 21,691   FIFTH THIRD BANCORP                                          1,201,031
  4,819   FIRST TENNESSEE NATIONAL CORPORATION                           229,866
 41,079   FLEETBOSTON FINANCIAL CORPORATION                            1,844,447
  5,833   GOLDEN WEST FINANCIAL CORPORATION                              653,004

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

DEPOSITORY INSTITUTIONS (continued)
 8,807   HUNTINGTON BANCSHARES INCORPORATED                         $   195,427
79,026   JP MORGAN CHASE & COMPANY                                    3,315,141
16,093   KEYCORP                                                        487,457
 4,578   M&T BANK CORPORATION                                           411,333
 8,694   MARSHALL & ILSLEY CORPORATION                                  328,720
16,519   MELLON FINANCIAL CORPORATION                                   516,880
23,268   NATIONAL CITY CORPORATION                                      827,876
 5,823   NORTH FORK BANCORPORATION INCORPORATED                         246,429
 8,460   NORTHERN TRUST CORPORATION                                     394,151
10,645   PNC FINANCIAL SERVICES GROUP                                   589,946
 8,530   REGIONS FINANCIAL CORPORATION                                  311,516
12,683   SOUTHTRUST CORPORATION                                         420,568
12,877   STATE STREET CORPORATION                                       671,278
10,834   SUNTRUST BANKS INCORPORATED                                    755,238
11,586   SYNOVUS FINANCIAL CORPORATION                                  283,278
 7,240   UNION PLANTERS CORPORATION                                     216,114
73,717   US BANCORP                                                   2,038,275
50,486   WACHOVIA CORPORATION                                         2,372,842
34,531   WASHINGTON MUTUAL INCORPORATED                               1,474,819
64,968   WELLS FARGO & COMPANY++                                      3,681,737
 3,450   ZIONS BANCORPORATION                                           197,340

                                                                     43,400,392
                                                                    -----------
EATING & DRINKING PLACES - 0.52%
 6,328   DARDEN RESTAURANTS INCORPORATED                                156,871
48,446   MCDONALD'S CORPORATION                                       1,384,102
 4,374   WENDY'S INTERNATIONAL INCORPORATED                             177,978
11,294   YUM! BRANDS INCORPORATED+                                      429,059

                                                                      2,148,010
                                                                    -----------
EDUCATIONAL SERVICES - 0.14%
 6,762   APOLLO GROUP INCORPORATED CLASS A+                             582,276
                                                                    -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.09%
23,909   AES CORPORATION+                                               203,944
 4,875   ALLEGHENY ENERGY INCORPORATED+                                  66,836
12,295   ALLIED WASTE INDUSTRIES INCORPORATED+                          163,646
 6,985   AMEREN CORPORATION                                             321,939
15,166   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                   499,265
15,862   CALPINE CORPORATION+                                            74,076
11,752   CENTERPOINT ENERGY INCORPORATED                                134,325
 6,837   CINERGY CORPORATION                                            279,565
10,921   CITIZENS COMMUNICATIONS COMPANY+                               141,318
 6,186   CMS ENERGY CORPORATION+                                         55,365
 8,677   CONSOLIDATED EDISON INCORPORATED                               382,656
 6,422   CONSTELLATION ENERGY GROUP INCORPORATED                        256,559
12,456   DOMINION RESOURCES INCORPORATED                                800,921
 6,483   DTE ENERGY COMPANY                                             266,775
34,846   DUKE ENERGY CORPORATION                                        787,520

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
 14,466   DYNEGY INCORPORATED CLASS A+                               $    57,285
 12,510   EDISON INTERNATIONAL                                           303,868
 24,612   EL PASO CORPORATION                                            174,991
  8,785   ENTERGY CORPORATION                                            522,707
 12,641   EXELON CORPORATION                                             870,586
 12,664   FIRSTENERGY CORPORATION                                        494,909
  7,078   FPL GROUP INCORPORATED                                         473,164
  6,107   KEYSPAN CORPORATION                                            233,410
  4,731   KINDER MORGAN INCORPORATED                                     298,148
  1,690   NICOR INCORPORATED                                              59,539
 10,077   NISOURCE INCORPORATED                                          214,136
  1,430   PEOPLES ENERGY CORPORATION                                      63,849
 16,087   PG&E CORPORATION+                                              466,040
  3,504   PINNACLE WEST CAPITAL CORPORATION                              137,882
  6,808   PPL CORPORATION                                                310,445
  9,409   PROGRESS ENERGY INCORPORATED                                   442,976
  9,068   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                   426,015
  8,724   SEMPRA ENERGY                                                  277,423
 28,113   SOUTHERN COMPANY                                               857,446
  7,211   TECO ENERGY INCORPORATED                                       105,497
 12,436   TXU CORPORATION                                                356,416
 22,149   WASTE MANAGEMENT INCORPORATED                                  668,457
 19,896   WILLIAMS COMPANIES INCORPORATED                                190,405
 15,313   XCEL ENERGY INCORPORATED                                       272,724

                                                                      12,713,028
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.75%
 30,970   ADC TELECOMMUNICATIONS INCORPORATED+                            89,813
 13,384   ADVANCED MICRO DEVICES INCORPORATED+                           217,222
 14,542   ALTERA CORPORATION+                                            297,384
  7,623   AMERICAN POWER CONVERSION CORPORATION                          175,405
 14,351   ANALOG DEVICES INCORPORATED                                    688,992
  6,097   ANDREW CORPORATION+                                            106,698
 11,931   APPLIED MICRO CIRCUITS CORPORATION+                             68,603
 11,627   BROADCOM CORPORATION CLASS A+                                  455,430
 18,236   CIENA CORPORATION+                                              90,633
  7,403   COMVERSE TECHNOLOGY INCORPORATED+                              134,290
  3,534   COOPER INDUSTRIES LIMITED CLASS A                              202,074
 16,194   EMERSON ELECTRIC COMPANY                                       970,345
391,569   GENERAL ELECTRIC COMPANY                                    11,950,686
248,963   INTEL CORPORATION                                            6,771,794
 65,251   INTERNATIONAL BUSINESS MACHINES CORPORATION                  5,992,652
  7,679   JABIL CIRCUIT INCORPORATED+                                    225,993
 55,137   JDS UNIPHASE CORPORATION+                                      224,408
  7,537   KLA-TENCOR CORPORATION+                                        379,488
 11,990   LINEAR TECHNOLOGY CORPORATION                                  443,870
 14,554   LSI LOGIC CORPORATION+                                         135,934
163,566   LUCENT TECHNOLOGIES INCORPORATED+                              672,256

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
12,594   MAXIM INTEGRATED PRODUCTS INCORPORATED                      $   593,051
 3,016   MAYTAG CORPORATION                                               95,215
23,396   MICRON TECHNOLOGY INCORPORATED+                                 390,947
 7,310   MOLEX INCORPORATED                                              222,151
89,872   MOTOROLA INCORPORATED                                         1,581,747
 6,836   NATIONAL SEMICONDUCTOR CORPORATION+                             303,724
13,249   NETWORK APPLIANCE INCORPORATED+                                 284,191
 5,887   NOVELLUS SYSTEMS INCORPORATED+                                  187,148
 6,226   NVIDIA CORPORATION+                                             164,927
 6,633   PMC-SIERRA INCORPORATED+                                        112,562
 3,197   POWER-ONE INCORPORATED+                                          35,359
 3,638   QLOGIC CORPORATION+                                             120,090
30,913   QUALCOMM INCORPORATED                                         2,053,241
 6,854   ROCKWELL COLLINS INCORPORATED                                   216,655
19,920   SANMINA-SCI CORPORATION+                                        219,319
 5,856   SCIENTIFIC-ATLANTA INCORPORATED                                 189,383
32,116   SOLECTRON CORPORATION+                                          177,601
15,948   TELLABS INCORPORATED+                                           137,631
66,517   TEXAS INSTRUMENTS INCORPORATED                                1,943,627
 2,244   THOMAS & BETTS CORPORATION+                                      48,964
 2,674   WHIRLPOOL CORPORATION                                           184,158
13,237   XILINX INCORPORATED+                                            503,006

                                                                      40,058,667
                                                                     -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
 3,150   FLUOR CORPORATION                                               121,874
 5,713   MOODY'S CORPORATION                                             404,480
14,495   PAYCHEX INCORPORATED                                            516,022
 3,978   QUEST DIAGNOSTICS INCORPORATED                                  329,498

                                                                       1,371,874
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.53%
 2,163   BALL CORPORATION                                                146,608
 2,281   CRANE COMPANY                                                    75,273
 5,600   FORTUNE BRANDS INCORPORATED                                     429,128
11,830   ILLINOIS TOOL WORKS INCORPORATED                                937,291
17,372   MASCO CORPORATION                                               528,630
 2,237   SNAP-ON INCORPORATED                                             72,345

                                                                       2,189,275
                                                                     -----------
FINANCIAL SERVICES - 0.04%
 9,240   JANUS CAPITAL GROUP INCORPORATED                                151,351
                                                                     -----------
FOOD & KINDRED PRODUCTS - 3.82%
 1,397   ADOLPH COORS COMPANY CLASS B                                     97,022
31,283   ANHEUSER-BUSCH COMPANIES INCORPORATED                         1,595,433
24,880   ARCHER-DANIELS-MIDLAND COMPANY                                  419,726
15,783   CAMPBELL SOUP COMPANY                                           430,402
93,889   COCA COLA COMPANY                                             4,722,617

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

FOOD & KINDRED PRODUCTS (continued)
 17,621   COCA COLA ENTERPRISES INCORPORATED                         $   425,900
 20,615   CONAGRA FOODS INCORPORATED                                     555,368
 14,392   GENERAL MILLS INCORPORATED                                     671,818
  4,258   HERCULES INCORPORATED+                                          48,882
  4,996   HERSHEY FOODS CORPORATION                                      413,919
 13,519   HJ HEINZ COMPANY                                               504,123
 15,833   KELLOGG COMPANY                                                621,287
  5,273   MCCORMICK & COMPANY INCORPORATED                               176,751
  9,970   PEPSI BOTTLING GROUP INCORPORATED                              296,607
 65,667   PEPSICO INCORPORATED                                         3,536,168
 30,378   SARA LEE CORPORATION                                           664,063
  8,633   WM WRIGLEY JR COMPANY                                          510,383

                                                                      15,690,469
                                                                     -----------

FOOD STORES - 0.34%
 14,088   ALBERTSON'S INCORPORATED                                       312,049
 28,606   KROGER COMPANY+                                                476,004
 15,210   STARBUCKS CORPORATION+                                         574,177
  5,443   WINN-DIXIE STORES INCORPORATED+                                 41,367

                                                                       1,403,597
                                                                     -----------

FORESTRY - 0.13%
  8,440   WEYERHAEUSER COMPANY                                           552,820
                                                                     -----------

FURNITURE & FIXTURES - 0.10%
  7,369   LEGGETT & PLATT INCORPORATED                                   174,719
 10,536   NEWELL RUBBERMAID INCORPORATED                                 244,435

                                                                         419,154
                                                                     -----------

GENERAL MERCHANDISE STORES - 1.00%
  4,489   BIG LOTS INCORPORATED+                                          65,090
 12,940   DOLLAR GENERAL CORPORATION                                     248,448
  6,609   FAMILY DOLLAR STORES INCORPORATED                              237,594
  6,941   FEDERATED DEPARTMENT STORES INCORPORATED                       375,161
 10,483   JC PENNEY COMPANY INCORPORATED                                 364,599
 11,080   MAY DEPARTMENT STORES COMPANY                                  383,146
  8,559   SEARS ROEBUCK & COMPANY                                        367,695
 34,996   TARGET CORPORATION                                           1,576,220
 19,324   TJX COMPANIES INCORPORATED                                     474,597

                                                                       4,092,550
                                                                     -----------

HEALTH SERVICES - 0.63%
 12,578   BIOGEN IDEC INCORPORATED+                                      699,337
 17,147   CAREMARK RX INCORPORATED+                                      570,138
 19,025   HCA INCORPORATED                                               772,795
  9,327   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A             216,480
  3,430   MANOR CARE INCORPORATED                                        121,045
 17,846   TENET HEALTHCARE CORPORATION+                                  199,161

                                                                       2,578,956
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

HOLDING & OTHER INVESTMENT OFFICES - 0.43%
  3,592   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A          $   111,675
 15,349   EQUITY OFFICE PROPERTIES TRUST                                 443,432
 10,695   EQUITY RESIDENTIAL                                             319,246
  7,033   PLUM CREEK TIMBER COMPANY                                      228,432
  6,952   PROLOGIS                                                       249,368
  7,345   SIMON PROPERTY GROUP INCORPORATED                              429,242

                                                                       1,781,395
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
 11,456   BED BATH & BEYOND INCORPORATED+                                478,403
 12,466   BEST BUY COMPANY INCORPORATED                                  644,741
  8,084   CIRCUIT CITY STORES INCORPORATED                                91,349
  6,301   RADIO SHACK CORPORATION                                        208,941

                                                                       1,423,434
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.23%
 14,567   HILTON HOTELS CORPORATION                                      236,714
  8,833   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                    375,844
  7,838   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED               317,439

                                                                         929,997
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.88%
 30,088   3M COMPANY                                                   2,463,304
  2,773   AMERICAN STANDARD COMPANIES INCORPORATED+                      315,429
 14,196   APPLE COMPUTER INCORPORATED+                                   384,002
 64,562   APPLIED MATERIALS INCORPORATED+                              1,380,335
 12,856   BAKER HUGHES INCORPORATED                                      468,987
  3,012   BLACK & DECKER CORPORATION                                     171,503
 13,332   CATERPILLAR INCORPORATED                                     1,054,161
263,890   CISCO SYSTEMS INCORPORATED+                                  6,206,693
  1,643   CUMMINS INCORPORATED                                            96,033
  9,349   DEERE & COMPANY                                                647,979
 98,311   DELL INCORPORATED+                                           3,305,216
  7,801   DOVER CORPORATION                                              302,445
 92,859   EMC CORPORATION+                                             1,263,811
 14,377   GATEWAY INCORPORATED+                                           75,911
  6,733   INGERSOLL-RAND COMPANY CLASS A                                 455,487
  4,933   LEXMARK INTERNATIONAL INCORPORATED+                            453,836
  4,827   PALL CORPORATION                                               109,525
  4,552   PARKER HANNIFIN CORPORATION                                    257,188
  8,969   PITNEY BOWES INCORPORATED                                      382,169
  3,112   STANLEY WORKS                                                  132,820
  8,877   SYMBOL TECHNOLOGIES INCORPORATED                               122,503

                                                                      20,049,337
                                                                     -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.90%
 10,715   ACE LIMITED                                                    457,102
 12,041   AON CORPORATION                                                336,064

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

INSURANCE AGENTS, BROKERS & SERVICE (continued)
  6,224   HUMANA INCORPORATED+                                       $   118,381
  5,416   JEFFERSON-PILOT CORPORATION                                    297,934
 20,359   MARSH & MCLENNAN COMPANIES INCORPORATED                        942,622
 10,378   MEDCO HEALTH SOLUTIONS INCORPORATED+                           352,852
 29,187   METLIFE INCORPORATED                                         1,041,392
 11,367   UNUMPROVIDENT CORPORATION                                      166,299

                                                                       3,712,646
                                                                     -----------

INSURANCE CARRIERS - 4.94%
  5,887   AETNA INCORPORATED                                             528,182
 19,690   AFLAC INCORPORATED                                             790,357
 27,014   ALLSTATE CORPORATION                                         1,228,056
  4,102   AMBAC FINANCIAL GROUP INCORPORATED                             302,646
100,174   AMERICAN INTERNATIONAL GROUP INCORPORATED                    7,147,415
  5,309   ANTHEM INCORPORATED+                                           481,208
  7,210   CHUBB CORPORATION                                              501,383
  5,412   CIGNA CORPORATION                                              319,416
  6,159   CINCINNATI FINANCIAL CORPORATION                               267,609
 11,186   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                 712,548
 11,108   JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                   485,308
  6,834   LINCOLN NATIONAL CORPORATION                                   323,385
  7,120   LOEWS CORPORATION                                              420,507
  5,534   MBIA INCORPORATED                                              346,982
  3,780   MGIC INVESTMENT CORPORATION                                    242,789
 12,316   PRINCIPAL FINANCIAL GROUP INCORPORATED                         438,819
  8,329   PROGRESSIVE CORPORATION                                        729,620
 20,753   PRUDENTIAL FINANCIAL INCORPORATED                              929,319
  5,320   SAFECO CORPORATION                                             229,664
  8,754   ST PAUL COMPANIES INCORPORATED                                 350,248
  4,345   TORCHMARK CORPORATION                                          233,718
 38,581   TRAVELERS PROPERTY CASUALTY CORPORATION CLASS B                666,294
 24,028   UNITEDHEALTH GROUP INCORPORATED                              1,548,364
  5,955   WELLPOINT HEALTH NETWORKS INCORPORATED+                        677,203
  5,270   XL CAPITAL LIMITED CLASS A                                     400,731

                                                                      20,301,771
                                                                     -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
  9,741   GEORGIA-PACIFIC CORPORATION                                    328,174
  4,065   LOUISIANA-PACIFIC CORPORATION                                  104,877

                                                                         433,051
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 2.94%
 18,257   AGILENT TECHNOLOGIES INCORPORATED+                             577,469
  5,038   ALLERGAN INCORPORATED                                          423,998
  7,922   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                   156,697
  2,013   BAUSCH & LOMB INCORPORATED                                     120,720
 23,433   BAXTER INTERNATIONAL INCORPORATED                              723,845
  9,702   BECTON DICKINSON & COMPANY                                     470,353

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (continued)
  9,822   BIOMET INCORPORATED                                        $   376,772
 31,452   BOSTON SCIENTIFIC CORPORATION+                               1,332,936
  1,991   C.R. BARD INCORPORATED                                         194,401
  5,909   DANAHER CORPORATION                                            551,723
 11,003   EASTMAN KODAK COMPANY                                          287,949
 11,960   GUIDANT CORPORATION                                            757,905
 46,544   MEDTRONIC INCORPORATED                                       2,222,476
  1,874   MILLIPORE CORPORATION+                                          96,286
  4,870   PERKINELMER INCORPORATED                                       100,760
 15,981   RAYTHEON COMPANY                                               500,845
  7,180   ROCKWELL AUTOMATION INCORPORATED                               248,931
  6,624   ST JUDE MEDICAL INCORPORATED+                                  477,590
  7,659   STRYKER CORPORATION                                            678,051
  3,254   TEKTRONIX INCORPORATED                                         106,438
  7,346   TERADYNE INCORPORATED+                                         175,055
  6,359   THERMO ELECTRON CORPORATION+                                   179,833
  4,662   WATERS CORPORATION+                                            190,396
 30,629   XEROX CORPORATION+                                             446,265
  9,285   ZIMMER HOLDINGS INCORPORATED+                                  685,047

                                                                      12,082,741
                                                                     -----------

METAL MINING - 0.33%
  7,527   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B            294,231
 16,589   NEWMONT MINING CORPORATION                                     773,545
  3,561   PHELPS DODGE CORPORATION+                                      290,791

                                                                       1,358,567
                                                                     -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
  3,904   VULCAN MATERIALS COMPANY                                       185,206
                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.90%
  5,836   EATON CORPORATION                                              327,925
  6,699   HASBRO INCORPORATED                                            145,703
117,136   HEWLETT-PACKARD COMPANY                                      2,675,386
  3,542   ITT INDUSTRIES INCORPORATED                                    270,361
113,954   JOHNSON & JOHNSON                                            5,779,747
 16,506   MATTEL INCORPORATED                                            304,371
  5,630   TIFFANY & COMPANY                                              214,897
 76,789   TYCO INTERNATIONAL LIMITED                                   2,200,005

                                                                      11,918,395
                                                                     -----------
MISCELLANEOUS RETAIL - 3.30%
 17,588   COSTCO WHOLESALE CORPORATION+                                  660,605
 15,220   CVS CORPORATION                                                537,266
  3,199   DILLARDS INCORPORATED CLASS A                                   61,293
  2,977   EXPRESS SCRIPTS INCORPORATED+                                  222,054
 11,924   OFFICE DEPOT INCORPORATED+                                     224,410
 19,172   STAPLES INCORPORATED                                           486,777
  8,196   TOYS R US INCORPORATED+                                        137,693

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL (continued)
166,171   WAL-MART STORES INCORPORATED                               $ 9,918,747
 39,352   WALGREEN COMPANY                                             1,296,648

                                                                      13,545,493
                                                                     -----------

MOTION PICTURES - 1.20%
174,814   TIME WARNER INCORPORATED+                                    2,947,364
 78,620   WALT DISNEY COMPANY                                          1,964,714

                                                                       4,912,078
                                                                     -----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.74%
 43,352   UNITED PARCEL SERVICE INCORPORATED CLASS B                   3,027,704
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.55%
 49,388   AMERICAN EXPRESS COMPANY                                     2,560,768
  8,866   CAPITAL ONE FINANCIAL CORPORATION                              668,762
  7,069   COUNTRYWIDE FINANCIAL CORPORATION                              677,917
 37,308   FANNIE MAE                                                   2,773,850
 26,434   FREDDIE MAC                                                  1,561,192
 49,058   MBNA CORPORATION                                             1,355,473
 11,143   PROVIDIAN FINANCIAL CORPORATION+                               145,973
 17,310   SLM CORPORATION                                                724,423

                                                                      10,468,358
                                                                     -----------

OIL & GAS EXTRACTION - 1.61%
  9,662   ANADARKO PETROLEUM CORPORATION                                 501,071
 12,443   APACHE CORPORATION                                             537,164
  6,112   BJ SERVICES COMPANY+                                           264,466
  7,595   BURLINGTON RESOURCES INCORPORATED                              483,270
  8,929   DEVON ENERGY CORPORATION                                       519,221
  4,418   EOG RESOURCES INCORPORATED                                     202,742
 16,820   HALLIBURTON COMPANY                                            511,160
  3,872   KERR-MCGEE CORPORATION                                         199,408
  5,628   NABORS INDUSTRIES LIMITED+                                     257,481
  5,155   NOBLE CORPORATION+                                             198,055
 14,903   OCCIDENTAL PETROLEUM CORPORATION                               686,283
  3,998   ROWAN COMPANIES INCORPORATED+                                   84,318
 22,602   SCHLUMBERGER LIMITED                                         1,443,138
 12,282   TRANSOCEAN INCORPORATED+                                       342,545
  9,942   UNOCAL CORPORATION                                             370,638

                                                                       6,600,960
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.66%
  4,079   BEMIS COMPANY INCORPORATED                                     106,054
  3,349   BOISE CASCADE CORPORATION                                      116,043
 18,448   INTERNATIONAL PAPER COMPANY                                    779,612
 19,257   KIMBERLY-CLARK CORPORATION                                   1,215,117
  7,721   MEADWESTVACO CORPORATION                                       218,427
  6,037   PACTIV CORPORATION+                                            134,323
  2,100   TEMPLE-INLAND INCORPORATED                                     133,014

                                                                       2,702,590
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

PERSONAL SERVICES - 0.15%
  6,567   CINTAS CORPORATION                                         $   285,599
  6,845   H & R BLOCK INCORPORATED                                       349,300

                                                                         634,899
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.11%
  3,450   AMERADA HESS CORPORATION                                       225,216
  2,668   ASHLAND INCORPORATED                                           124,035
 41,074   CHEVRONTEXACO CORPORATION                                    3,605,476
 26,270   CONOCOPHILLIPS                                               1,833,908
251,786   EXXON MOBIL CORPORATION                                     10,471,780
 13,064   MARATHON OIL CORPORATION                                       439,865
  2,965   SUNOCO INCORPORATED                                            184,957

                                                                      16,885,237
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.43%
 33,416   ALCOA INCORPORATED                                           1,159,201
  3,096   ALLEGHENY TECHNOLOGIES INCORPORATED                             37,462
  4,817   ENGELHARD CORPORATION                                          143,980
  3,006   NUCOR CORPORATION                                              184,809
  4,345   UNITED STATES STEEL CORPORATION                                161,938
  3,318   WORTHINGTON INDUSTRIES INCORPORATED                             63,606

                                                                       1,750,996
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.41%
  2,573   AMERICAN GREETINGS CORPORATION CLASS A+                         58,587
  3,131   DOW JONES & COMPANY INCORPORATED                               150,006
 10,407   GANNETT COMPANY INCORPORATED                                   917,273
  3,067   KNIGHT-RIDDER INCORPORATED                                     224,658
  7,348   MCGRAW-HILL COMPANIES INCORPORATED                             559,477
  1,926   MEREDITH CORPORATION                                            97,379
  5,754   NEW YORK TIMES COMPANY CLASS A                                 254,327
  8,225   RR DONNELLEY & SONS COMPANY                                    248,806
 12,677   TRIBUNE COMPANY                                                639,428
 67,164   VIACOM INCORPORATED CLASS B                                  2,633,500

                                                                       5,783,441
                                                                     -----------

RAILROAD TRANSPORTATION - 0.40%
 14,283   BURLINGTON NORTHERN SANTA FE CORPORATION                       449,915
  8,217   CSX CORPORATION                                                248,893
 15,013   NORFOLK SOUTHERN CORPORATION                                   331,637
  9,938   UNION PACIFIC CORPORATION                                      594,491

                                                                       1,624,936
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
  2,835   COOPER TIRE & RUBBER COMPANY                                    57,125
  6,731   GOODYEAR TIRE & RUBBER COMPANY+                                 57,483
 10,103   NIKE INCORPORATED CLASS B                                      786,721
  2,261   REEBOK INTERNATIONAL LIMITED                                    93,492
  3,262   SEALED AIR CORPORATION+                                        162,219

                                                                       1,157,040
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
- 2.27%
    3,981   BEAR STEARNS COMPANIES INCORPORATED                      $   349,054
   52,088   CHARLES SCHWAB CORPORATION                                   604,742
    4,172   FEDERATED INVESTORS INCORPORATED CLASS B                     131,126
    9,576   FRANKLIN RESOURCES INCORPORATED                              533,192
   18,557   GOLDMAN SACHS GROUP INCORPORATED                           1,936,423
   10,645   LEHMAN BROTHERS HOLDINGS INCORPORATED                        882,151
   37,255   MERRILL LYNCH & COMPANY INCORPORATED                       2,218,908
   42,119   MORGAN STANLEY                                             2,413,419
    4,832   T ROWE PRICE GROUP INCORPORATED                              260,106

                                                                       9,329,121
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
   51,753   CORNING INCORPORATED+                                        578,599
                                                                     -----------

TOBACCO PRODUCTS - 1.14%
   78,585   ALTRIA GROUP INCORPORATED                                  4,278,953
    3,249   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                    196,565
    6,368   UST INCORPORATED                                             229,885

                                                                       4,705,403
                                                                     -----------

TRANSPORTATION BY AIR - 0.32%
    4,740   DELTA AIR LINES INCORPORATED+                                 37,541
   11,456   FEDEX CORPORATION                                            861,033
   30,309   SOUTHWEST AIRLINES COMPANY                                   430,691

                                                                       1,329,265
                                                                     -----------

TRANSPORTATION EQUIPMENT - 2.66%
   32,347   BOEING COMPANY                                             1,328,491
    3,595   BRUNSWICK CORPORATION                                        146,784
    5,712   DANA CORPORATION                                             113,440
   21,513   DELPHI CORPORATION                                           214,270
   70,318   FORD MOTOR COMPANY                                           954,215
    7,610   GENERAL DYNAMICS CORPORATION                                 679,801
   21,578   GENERAL MOTORS CORPORATION                                 1,016,324
    6,679   GENUINE PARTS COMPANY                                        218,537
    4,515   GOODRICH CORPORATION                                         126,736
   11,633   HARLEY-DAVIDSON INCORPORATED                                 620,504
   32,974   HONEYWELL INTERNATIONAL INCORPORATED                       1,116,170
    7,239   JOHNSON CONTROLS INCORPORATED                                428,187
   17,312   LOCKHEED MARTIN CORPORATION                                  790,120
    2,645   NAVISTAR INTERNATIONAL CORPORATION+                          121,273
    7,165   NORTHROP GRUMMAN CORPORATION                                 705,179
    6,720   PACCAR INCORPORATED                                          377,933
    5,288   TEXTRON INCORPORATED                                         281,057
   19,799   UNITED TECHNOLOGIES CORPORATION                            1,708,654

                                                                      10,947,675
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

TRANSPORTATION SERVICES - 0.03%
    5,379   SABRE HOLDINGS CORPORATION                              $    133,453
                                                                    ------------

WATER TRANSPORTATION - 0.26%
   24,189   CARNIVAL CORPORATION                                       1,086,328
                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.83%
    4,309   AMERISOURCEBERGEN CORPORATION                                235,616
    4,659   BROWN-FORMAN CORPORATION CLASS B                             222,048
   16,702   CARDINAL HEALTH INCORPORATED                               1,150,768
   11,175   MCKESSON CORPORATION                                         336,256
   16,982   SAFEWAY INCORPORATED+                                        349,489
    5,160   SUPERVALU INCORPORATED                                       157,586
   24,754   SYSCO CORPORATION                                            966,644

                                                                       3,418,407
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
    5,019   VISTEON CORPORATION                                           48,032
    3,503   WW GRAINGER INCORPORATED                                     168,144

                                                                         216,176
                                                                    ------------
TOTAL COMMON STOCK (COST $224,728,566)                               401,688,763
                                                                    ------------
COLLATERAL FOR SECURITIES LENDING - 12.17%
            COLLATERAL FOR SECURITY LENDING                           50,036,796

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,036,796)            50,036,796
                                                                    ------------
RIGHTS - 0.00%
   12,100   SEAGATE TECHNOLOGY RIGHTS+(A)                                      0

TOTAL RIGHTS (COST $0)                                                         0
                                                                    ------------
SHORT-TERM INVESTMENTS - 2.16%

MUTUAL FUND - 1.99%
8,182,306   WELLS FARGO MONEY MARKET TRUST~                            8,182,306
                                                                    ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME     INTEREST RATE   MATURITY DATE       VALUE

US TREASURY BILLS - 0.17%
 $ 50,000   US TREASURY BILL^        0.87%        05/13/2004    $     49,949
  155,000   US TREASURY BILL^        0.90         05/13/2004         154,837
  505,000   US TREASURY BILL^        0.97         08/12/2004         503,191

                                                                     707,977
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,890,283)                     8,890,283
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $283,655,645)*                112.07%                     $460,615,842
OTHER ASSETS AND LIABILITIES, NET   (12.07)                      (49,626,545)
                                    ------                      ------------
TOTAL NET ASSETS                    100.00%                     $410,989,297
                                    ======                      ============

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $865,951.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

COMMON STOCK - 99.25%

AMUSEMENT & RECREATION SERVICES - 0.61%
 24,140   INTERNATIONAL GAME TECHNOLOGY                              $ 1,085,334
                                                                     -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 2.88%
 46,910   HOME DEPOT INCORPORATED                                      1,752,558
 60,580   LOWE'S COMPANIES INCORPORATED                                3,400,355

                                                                       5,152,913
                                                                     -----------
BUSINESS SERVICES - 9.74%
 62,720   EBAY INCORPORATED+                                           4,348,377
 64,710   ELECTRONIC ARTS INCORPORATED+                                3,491,752
 39,920   INTUIT INCORPORATED+                                         1,791,610
150,118   MICROSOFT CORPORATION                                        3,748,446
 60,090   SYMANTEC CORPORATION+                                        2,782,167
 48,210   VERITAS SOFTWARE CORPORATION+                                1,297,331

                                                                      17,459,683
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 13.45%
 74,410   AMGEN INCORPORATED+                                          4,328,430
 24,990   ELI LILLY & COMPANY                                          1,671,831
 19,650   GENENTECH INCORPORATED+                                      2,079,363
 48,850   GILEAD SCIENCES INCORPORATED+                                2,724,364
154,181   PFIZER INCORPORATED                                          5,404,044
 34,640   PROCTER & GAMBLE COMPANY                                     3,633,043
 41,730   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                   2,646,099
 43,270   WYETH                                                        1,624,789

                                                                      24,111,963
                                                                     -----------
COMMUNICATIONS - 0.75%
 42,670   INTERACTIVECORP+                                             1,347,945
                                                                     -----------
DEPOSITORY INSTITUTIONS - 3.49%
 87,841   CITIGROUP INCORPORATED                                       4,541,380
 31,020   FIFTH THIRD BANCORP                                          1,717,577

                                                                       6,258,957
                                                                     -----------
EDUCATIONAL SERVICES - 2.44%
 50,830   APOLLO GROUP INCORPORATED CLASS A+                           4,376,971
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.73%
 37,250   ANALOG DEVICES INCORPORATED                                  1,788,373
236,420   GENERAL ELECTRIC COMPANY                                     7,215,538
213,650   INTEL CORPORATION                                            5,811,280
 60,180   LINEAR TECHNOLOGY CORPORATION                                2,227,864
 49,400   MAXIM INTEGRATED PRODUCTS INCORPORATED                       2,326,246
 71,740   NETWORK APPLIANCE INCORPORATED+                              1,538,823
 32,510   QUALCOMM INCORPORATED                                        2,159,314
 58,960   TEXAS INSTRUMENTS INCORPORATED                               1,722,811
 42,690   XILINX INCORPORATED+                                         1,622,220

                                                                      26,412,469
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS

--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

FOOD & KINDRED PRODUCTS - 3.16%
 35,510   COCA COLA COMPANY                                          $ 1,786,153
 37,140   PEPSICO INCORPORATED                                         1,999,989
 31,910   WM WRIGLEY JR COMPANY                                        1,886,519

                                                                       5,672,661
                                                                     -----------
FOOD STORES - 2.62%
124,620   STARBUCKS CORPORATION+                                       4,704,405
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.79%
 31,300   TARGET CORPORATION                                           1,409,752
                                                                     -----------
HEALTH SERVICES - 1.17%
 63,290   CAREMARK RX INCORPORATED+                                    2,104,393
                                                                     -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.64%
 56,640   BED BATH & BEYOND INCORPORATED+                              2,365,286
 45,700   BEST BUY COMPANY INCORPORATED                                2,363,604

                                                                       4,728,890
                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.40%
 42,790   3M COMPANY                                                   3,503,217
221,613   CISCO SYSTEMS INCORPORATED+                                  5,212,338
 81,284   DELL INCORPORATED+                                           2,732,768
265,780   EMC CORPORATION+                                             3,617,266

                                                                      15,065,589
                                                                     -----------
INSURANCE CARRIERS - 3.06%
 34,881   AMERICAN INTERNATIONAL GROUP INCORPORATED                    2,488,759
 26,290   WELLPOINT HEALTH NETWORKS INCORPORATED+                      2,989,699

                                                                       5,478,458
                                                                     -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 12.80%
155,010   BOSTON SCIENTIFIC CORPORATION+                               6,569,324
 20,300   DANAHER CORPORATION                                          1,895,411
 19,570   GUIDANT CORPORATION                                          1,240,151
103,230   MEDTRONIC INCORPORATED                                       4,929,232
 42,620   ST JUDE MEDICAL INCORPORATED+                                3,072,902
 21,150   STRYKER CORPORATION                                          1,872,410
 45,660   ZIMMER HOLDINGS INCORPORATED+                                3,368,795

                                                                      22,948,225
                                                                     -----------
METAL MINING - 1.53%
 58,740   NEWMONT MINING CORPORATION                                   2,739,046
                                                                     -----------
MISCELLANEOUS RETAIL - 3.85%
 69,440   WAL-MART STORES INCORPORATED                                 4,144,874
 83,590   WALGREEN COMPANY                                             2,754,290

                                                                       6,899,164
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.00%
   69,230   AMERICAN EXPRESS COMPANY                               $  3,589,576
                                                                   ------------
OIL & GAS EXTRACTION - 1.44%
   59,776   APACHE CORPORATION                                        2,580,530
                                                                   ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.24%
   81,490   SUNCOR ENERGY INCORPORATED                                2,228,752
                                                                   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.47%
   67,216   VIACOM INCORPORATED CLASS B                               2,635,539
                                                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
   2.61%
   44,830   GOLDMAN SACHS GROUP INCORPORATED                          4,678,011
                                                                   ------------
WHOLESALE TRADE NON-DURABLE GOODS - 2.38%
   29,240   CARDINAL HEALTH INCORPORATED                              2,014,636
   57,830   SYSCO CORPORATION                                         2,258,262

                                                                      4,272,898
                                                                   ------------

TOTAL COMMON STOCK (COST $146,188,048)                              177,942,124
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 16.58%
            COLLATERAL FOR SECURITY LENDING                          29,725,174

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,725,174)           29,725,174
                                                                   ------------
SHORT-TERM INVESTMENTS - 0.86%

MUTUAL FUND - 0.86%
1,539,748   WELLS FARGO MONEY MARKET TRUST~                           1,539,748
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,539,748)                        1,539,748
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $177,452,970)*                116.69%                        $209,207,046
OTHER ASSETS AND LIABILITIES, NET   (16.69)                         (29,924,931)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $179,282,115
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.05%
   N/A       WELLS FARGO DISCIPLINED GROWTH PORTFOLIO              $ 28,093,886
   N/A       WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO             126,349,412
   N/A       WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO             166,765,575
   N/A       WELLS FARGO OVERSEAS PORTFOLIO                          42,560,291
   N/A       WELLS FARGO SMALL CAP INDEX PORTFOLIO                   66,045,568
   N/A       WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO              65,686,460
   N/A       WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               66,468,179

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $347,761,720)           561,969,371
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $347,761,720)                 100.05%                        $561,969,371

OTHER ASSETS AND LIABILITIES, NET    (0.05)                            (264,778)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $561,704,593
                                    ======                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.02%
   N/A       WELLS FARGO INDEX PORTFOLIO                         $1,062,200,960

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $730,420,425)         1,062,200,960
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $730,420,425)                 100.02%                      $1,062,200,960

OTHER ASSETS AND LIABILITIES, NET   (0.02)                             (178,499)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,062,022,461
                                    ======                       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

COMMON STOCK - 98.32%

AUSTRALIA - 4.11%
  291,400   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS
               PRODUCTS)                                             $ 1,779,759
1,066,300   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                9,980,484
  456,200   NEWS CORPORATION LIMITED (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                      4,102,819

                                                                      15,863,062
                                                                     -----------
AUSTRIA - 0.27%
    7,000   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
               (DEPOSITORY INSTITUTIONS)                               1,047,755
                                                                     -----------
BRAZIL - 0.53%
   84,100   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR
               (DEPOSITORY INSTITUTIONS)                               2,057,927
                                                                     -----------
CANADA - 2.25%
   90,000   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD
               TRANSPORTATION)                                        3,508,922
   44,200   ENCANA CORPORATION (OIL & GAS EXTRACTION)                  1,906,561
   69,001   LOBLAW COMPANIES LIMITED (FOOD STORES)                     3,286,637

                                                                       8,702,120
                                                                     -----------
DENMARK - 0.52%
      280   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT &
               INTERURBAN HIGHWAY PASS TRANSPORTATION)                 1,996,616
                                                                     -----------
FINLAND - 2.34%
  302,300   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
               & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                6,196,529
  227,500   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                   2,862,831

                                                                       9,059,360
                                                                     -----------
FRANCE - 11.11%
   44,200   ACCOR SA (METAL MINING)                                    1,790,835
   91,400   ALCATEL SA (COMMUNICATIONS)+                               1,442,200
  135,200   ARCELOR SA (PRIMARY METAL INDUSTRIES)                      2,452,321
   36,450   AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                   2,801,813
  180,700   AXA (INSURANCE CARRIERS)                                   3,770,598
   77,700   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                   4,748,471
   58,400   BOUYGUES SA (ENGINEERING CONSTRUCTION)                     2,009,487
   35,200   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+               1,003,200
    9,120   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                   874,746
   81,500   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)               2,128,290
  133,690   FRANCE TELECOM SA (COMMUNICATIONS)                         3,420,535
   25,900   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)+                                              1,903,335
   38,400   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE
               STATIONS)+                                              1,956,478
   68,800   TOTAL SA (OIL & GAS EXTRACTION)                           12,631,455

                                                                      42,933,764
                                                                     -----------
GERMANY - 6.18%
   12,700   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &  OPTICAL)            785,654
   68,690   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)+                             2,793,217
  225,900   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                      4,058,616
   47,100   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                3,102,416
   36,730   SAP AG (BUSINESS SERVICES)                                 5,806,909
   74,980   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)             5,534,997

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

GERMANY (continued)
   72,300   T-ONLINE INTERNATIONAL AG (BUSINESS SERVICES)+           $   861,836
   50,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                   943,908

                                                                      23,887,553
                                                                     -----------

GREECE - 0.69%
   86,200   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                    2,654,622
                                                                     -----------

HONG KONG - 0.59%
  248,700   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)             2,274,374
                                                                     -----------

IRELAND - 1.37%
  117,500   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY               1,877,135
               INSTITUTIONS)
  170,039   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)              2,123,032
    8,300   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                   1,305,577

                                                                       5,305,744
                                                                     -----------

ITALY - 3.36%
  163,900   BANCO POPOLARE DI VERONA E NOVARA SCRL
               (DEPOSITORY INSTITUTIONS)                               2,666,744
  348,800   ENI SPA (OIL & GAS EXTRACTION)                             7,012,520
  120,987   MEDIASET SPA (COMMUNICATIONS)                              1,342,582
  411,600   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)          1,962,553

                                                                      12,984,399
                                                                     -----------

JAPAN - 24.43%
  153,000   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      7,926,852
  123,600   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
               CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                               1,577,746
      213   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)+                                      945,893
   39,600   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      2,485,587
      820   JAPAN TELECOM HOLDINGS COMPANY LIMITED
               (COMMUNICATIONS)                                        2,017,782
  162,200   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)       4,435,613
   86,800   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)              1,985,716
   21,400   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      5,216,552
1,026,300   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
               & COMPUTER EQUIPMENT)                                   6,510,866
   75,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)            1,017,206
      912   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED
               (DEPOSITORY INSTITUTIONS)                               9,029,269
  174,500   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)               2,195,612
  618,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                              6,924,939
  551,300   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
               BROKERS, DEALERS, EXCHANGES & SERVICES)                10,041,943
    1,760   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                   3,890,998
   47,300   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY & MOBILE HOME DEALERS)                    1,270,760
  234,600   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      4,192,064
   87,600   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                        3,688,066
  198,200   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)             1,571,731
    8,600   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY
               & COMPUTER EQUIPMENT)                                   1,025,866
  196,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                              7,339,684
    1,082   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)        6,885,029
   64,600   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS
               & ALLIED PRODUCTS)                                      2,222,983

                                                                      94,398,757
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

MEXICO - 0.81%
   29,760   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)     $ 1,150,224
   66,319   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                               1,977,633

                                                                       3,127,857
                                                                     -----------

NETHERLANDS - 4.91%
  123,700   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+     2,266,531
   38,900   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
               (TRANSPORTATION BY AIR)                                   838,959
  117,500   ING GROEP NV (FINANCIAL SERVICES)                          2,581,783
  306,400   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES
               (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  8,879,472
   92,800   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING
               & RELATED INDUSTRIES)                                   4,407,698

                                                                      18,974,443
                                                                     -----------

PORTUGAL - 0.42%
  574,100   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                              1,622,668
                                                                     -----------

SOUTH KOREA - 0.68%
    6,500   SAMSUNG ELECTRONICS (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)++                                              953,923
    2,030   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC &
               OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                     1,012,831
    4,453   SAMSUNG ELECTRONICS COMPANY LIMITED GDR (ELECTRONIC &
               OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                       642,345

                                                                       2,609,099
                                                                     -----------

SPAIN - 1.76%
  440,400   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
               INSTITUTIONS)                                           4,789,663
   96,200   REPSOL YPF SA (OIL & GAS EXTRACTION)                       1,993,182

                                                                       6,782,845
                                                                     -----------

SWEDEN - 1.80%
   77,600   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                  2,809,171
   78,500   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED
               PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)         2,113,097
  733,900   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
               (COMMUNICATIONS)+                                       2,033,935

                                                                       6,956,203
                                                                     -----------

SWITZERLAND - 10.51%
   36,200   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE
               STORES)                                                   972,972
   86,800   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
               INSTITUTIONS)+                                          3,007,870
   40,160   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                       2,147,721
   26,700   NESTLE SA (FOOD & KINDRED PRODUCTS)                        6,807,515
  174,500   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                  7,410,585
   44,800   ROCHE HOLDING AG (HEALTH SERVICES)                         4,376,209
    3,120   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
               (BUSINESS SERVICES)                                     1,731,349
  185,200   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      4,365,198
   37,800   SWISS REINSURANCE (INSURANCE CARRIERS)                     2,604,839
   96,600   UBS AG (FINANCIAL SERVICES)                                7,175,324

                                                                      40,599,582
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

TAIWAN - 0.42%
  157,200   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
               ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             $  1,641,168
                                                                   ------------

UNITED KINGDOM - 18.85%
  616,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    5,426,583
  587,500   BP PLC (OIL & GAS EXTRACTION)                             4,923,635
  172,800   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             2,154,799
  620,200   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)          2,601,691
  753,800   COMPASS GROUP PLC (EATING & DRINKING PLACES)              4,966,591
  231,900   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                      3,021,761
  311,900   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)         6,122,091
  471,600   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               7,011,896
  203,000   HSBC HOLDINGS PLC (HONG KONG REGISTERED)
               (NON-DEPOSITORY CREDIT INSTITUTIONS)                   3,061,506
  197,200   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)       4,874,638
  169,500   RIO TINTO PLC (METAL MINING)                              4,180,569
  155,200   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
               INSTITUTIONS)                                          4,729,218
  378,200   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)          3,722,152
  391,900   TESCO PLC (FOOD & KINDRED PRODUCTS)                       1,770,035
4,485,800   VODAFONE GROUP PLC (COMMUNICATIONS)                      10,614,518
  361,700   WPP GROUP PLC (COMMUNICATIONS)                            3,659,476

                                                                     72,841,159
                                                                   ------------

USA - 0.41%
   55,350   UTSTARCOM INCORPORATED (COMMUNICATIONS)+                  1,591,866
                                                                   ------------

TOTAL COMMON STOCK (COST $305,870,478)                              379,912,943
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 5.39%
            COLLATERAL FOR SECURITY LENDING                          20,823,301

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,823,301)           20,823,301
                                                                   ------------

SHORT-TERM INVESTMENTS - 1.50%

MUTUAL FUND - 1.50%
5,801,872   WELLS FARGO MONEY MARKET TRUST~                           5,801,872
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,801,872)                        5,801,872
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $332,495,651)*                105.21%                        $406,538,116
OTHER ASSETS AND LIABILITIES, NET    (5.21)                         (20,134,312)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $386,403,804
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.51%
    N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO           $23,119,595

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $20,460,786)             23,119,595
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
   (COST $20,460,786)               100.51%                         $23,119,595
OTHER ASSETS AND LIABILITIES, NET    (0.51)                            (116,174)
                                    ------                          -----------
TOTAL NET ASSETS                    100.00%                         $23,003,421
                                    ======                          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                               VALUE

INVESTMENT IN MASTER PORTFOLIOS - 97.47%
    N/A      WELLS FARGO LARGE CAP VALUE PORTFOLIO                    $2,019,064

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,942,890)                2,019,064
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,942,890)                 97.47%                           $2,019,064
OTHER ASSETS AND LIABILITIES, NET     2.53                                52,430
                                    ------                            ----------
TOTAL NET ASSETS                    100.00%                           $2,071,494
                                    ======                            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                           VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.04%
    N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO          $2,832,121,215

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $2,623,752,775)       2,832,121,215
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,623,752,775)               100.04%                      $2,832,121,215
OTHER ASSETS AND LIABILITIES, NET    (0.04)                          (1,270,104)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $2,830,851,111
                                    ======                       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                             VALUE

COMMON STOCK - 78.76%

BRAZIL - 13.04%
     98,800   CIA VALE DO RIO DOCE ADR (METAL MINING)                $ 4,628,780
    457,700   COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC,
                 GAS & SANITARY SERVICES)                              7,986,865
156,852,894   COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL
                 INDUSTRIES)                                          10,613,802
    272,729   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR
                 (DEPOSITORY INSTITUTIONS)                             6,673,679

                                                                      29,903,126
                                                                     -----------

HONG KONG - 3.43%
    936,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)               7,868,979
                                                                     -----------

INDIA - 4.91%
    325,450   INDIAN PETROCHEMICALS CORPORATION LIMITED (PETROLEUM
                 REFINING & RELATED INDUSTRIES)                        1,364,162
    253,600   STATE BANK OF INDIA (DEPOSITORY INSTITUTIONS)            9,890,400

                                                                      11,254,562
                                                                     -----------

INDONESIA - 3.95%
    620,500   INTERNATIONAL NICKEL INDONESIA (METAL MINING)            3,260,641
 86,330,000   PT BUMI RESOURCES TBK (COAL MINING)                      5,796,666

                                                                       9,057,307
                                                                     -----------

MEXICO - 16.78%
    179,600   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)     6,941,540
    370,478   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
                 PRODUCTS)                                            11,047,654
  1,779,872   GRUPO MEXICO SA SERIES B (METAL MINING)+                 6,435,903
    193,500   TELEFONOS DE MEXICO SA DE CV ADR SERIES L
                 (COMMUNICATIONS)                                      6,755,085
  2,385,500   WAL-MART DE MEXICO SA DE CV SERIES V
                 (CONSUMER SERVICES)                                   7,282,502

                                                                      38,462,684
                                                                     -----------

MORROCO AND ANTILLES - 0.00%
          2   BANQUE MAROCAINE COMMERCE GDR (DEPOSITORY
                 INSTITUTIONS)++                                              31
                                                                     -----------

POLAND - 3.00%
    828,200   KGHM POLSKA MIEDZ SA (METAL MINING)+                     6,881,390
                                                                     -----------

RUSSIA - 7.97%
    135,200   JSC MMC NORILSK NICKEL ADR (PRIMARY METAL
                 INDUSTRIES)                                          10,207,600
    133,700   YUKOS ADR (OIL & GAS EXTRACTION)                         8,075,480

                                                                      18,283,080
                                                                     -----------

SOUTH KOREA - 9.68%
     24,840   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC &
                 OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                  12,393,458
     30,020   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)              5,616,721
    196,700   SK TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)          4,189,710

                                                                      22,199,889
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                             VALUE

TAIWAN - 9.76%
 3,894,000   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR
                FREIGHT TRANSPORTATION & WAREHOUSING)              $  7,563,460
 5,301,578   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
                (SEMICONDUCTORS)+                                     9,653,860
 5,754,000   UNITED MICROELECTRONICS CORPORATION
                (SEMICONDUCTORS)+                                     5,168,995

                                                                     22,386,315
                                                                   ------------
THAILAND - 2.94%
 1,455,000   BANGKOK BANK PUBLIC COMPANY LIMITED
                (FOREIGN REGISTERED) (FINANCIAL SERVICES)+            3,499,555
 2,565,000   KASIKORNBANK PUBLIC COMPANY LIMITED
                (DEPOSITORY INSTITUTIONS)+                            3,231,547

                                                                      6,731,102
                                                                   ------------
USA - 3.30%
   262,700   UTSTARCOM INCORPORATED (COMMUNICATIONS)+                 7,555,252
                                                                   ------------
TOTAL COMMON STOCK (COST $156,200,172)                              180,583,717
                                                                   ------------
PREFERRED STOCKS - 6.98%
17,409,000   CAEMI MINERACAO E METALURGICA SA PREFERRED+              8,122,209
 4,193,200   SADIA SA PREFERRED+                                      5,984,121
     2,000   TRANSNEFT PREFERRED                                      1,896,000

TOTAL PREFERRED STOCKS (COST $11,860,585)                            16,002,330
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 3.02%
             COLLATERAL FOR SECURITY LENDING                          6,923,382

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,923,382)             6,923,382

SHORT-TERM INVESTMENTS - 11.91%

MUTUAL FUND - 11.91%
27,307,922   WELLS FARGO MONEY MARKET TRUST~                         27,307,922
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,307,922)                      27,307,922
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $202,292,061)*                100.67%                        $230,817,351
OTHER ASSETS AND LIABILITIES, NET    (0.67)                          (1,534,025)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $229,283,326
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

COMMON STOCK - 94.24%

ARGENTINA - 1.11%
    75,400   GRUPO FINANCIERO GALICIA SA ADR (FINANCIAL SERVICES)+   $   640,900
    95,221   SIDERAR SAIC CLASS A (PRIMARY METAL INDUSTRIES)             525,530

                                                                       1,166,430
                                                                     -----------

BRAZIL - 13.87%
    29,400   CIA VALE DO RIO DOCE ADR (METAL MINING)                   1,377,390
    30,700   COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC,
                GAS & SANITARY SERVICES)                                 535,715
49,036,200   COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL
                INDUSTRIES)                                            3,318,144
    23,600   COMPANHIA VALE DO RIO DOCE PREFERREDA (METAL MINING)      1,098,716
   235,700   KABLIN SA (TEXTILE MILL PRODUCTS)                           338,794
   123,097   PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)+            4,087,749
    44,000   PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)             1,474,000
    30,500   PETROLEO BRASILEIRO SA ADR (COAL MINING)                    900,970
    42,300   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR
                (DEPOSITORY INSTITUTIONS)                              1,035,081
    33,000   USINAS SIDERURIGAS DE MINAS GERAIS SA (PRIMARY
                METAL INDUSTRIES)                                        440,943

                                                                      14,607,502
                                                                     -----------

CHILE - 1.22%
    37,000   BANCO SANTANDER CHILE SA (DEPOSITORY INSTITUTIONS)          995,300
    14,023   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA CMPC
                (PAPER & ALLIED PRODUCTS)                                287,575

                                                                       1,282,875
                                                                     -----------

CHINA - 2.60%
 1,503,000   ALUMINIUM CORPORATION OF CHINA LIMITED
                (PRIMARY METAL INDUSTRIES)                             1,224,994
 2,669,000   CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)          942,069
     4,753   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
                ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                   71,770
   453,000   YANZHOU COAL MINING COMPANY LIMITED (RUBBER &
                MISCELLANEOUS PLASTICS PRODUCTS)                         502,939

                                                                       2,741,772
                                                                     -----------

CZECH REPUBLIC - 0.52%
     4,600   KOMERCNI BANKA (FINANCIAL SERVICES)                         550,629
                                                                     -----------

GREECE - 1.04%
    70,000   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)         1,092,486
                                                                     -----------

HONG KONG - 1.63%
    73,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                  613,713
   372,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)         1,102,951

                                                                       1,716,664
                                                                     -----------

HUNGARY - 1.75%
   124,400   MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                       572,679
    16,000   MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)       563,488
    37,500   OTP BANK RIGHTS (FINANCIAL SERVICES)+                       711,089

                                                                       1,847,256
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                                VALUE

INDIA - 5.91%
   28,000   GAIL INDIA LIMITED (GAS DISTRIBUTION)                     $  137,420
   16,100   HDFC BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)              484,288
    9,200   HINDALCO INDUSTRIES LIMITED REG S GDR (PRIMARY METAL
               INDUSTRIES)++                                             257,894
   73,850   INDIAN PETROCHEMICALS CORPORATION LIMITED (PETROLEUM
               REFINING & RELATED INDUSTRIES)                            309,551
    9,300   INFOSYS TECHNOLOGIES LIMITED (APPAREL & OTHER FINISHED
               PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+        1,057,688
   19,500   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED
               PRODUCTS)++                                               559,065
   37,500   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED
               PRODUCTS)                                                 464,691
   75,700   STATE BANK OF INDIA (DEPOSITORY INSTITUTIONS)              2,952,300

                                                                       6,222,897
                                                                      ----------
INDONESIA - 2.82%
   66,000   INTERNATIONAL NICKEL INDONESIA (METAL MINING)                346,821
  995,000   PT ASTRA INTERNATIONAL INCORPORATED (COAL MINING)            621,621
6,855,000   PT BUMI RESOURCES TBK (COAL MINING)                          460,282
1,283,000   PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)             1,048,753
3,060,000   PT UNITED TRACTORS TBK (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)+                                                491,330

                                                                       2,968,807
                                                                      ----------
ISRAEL - 0.71%
  210,300   BANK HAPOALIM LIMITED (FINANCIAL SERVICES)                   550,730
  104,300   BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)+              192,235

                                                                         742,965
                                                                      ----------
MALAYSIA - 2.66%
  930,300   AMMB HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)               989,056
  385,800   COMMERCE ASSET-HOLDING BERHAD (FINANCIAL SERVICES)           527,937
  151,800   MALAYAN BANKING BERHAD (DEPOSITORY INSTITUTIONS)             463,389
  881,343   PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                 816,402

                                                                       2,796,784
                                                                      ----------
MEXICO - 9.03%
  269,000   ALFA SA (WHOLESALE TRADE NON-DURABLE GOODS)                1,023,260
   35,600   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)       1,375,940
   74,936   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)    2,234,591
   67,800   CORPORACION GEO SA DE CV SERIES B (WHOLESALE TRADE
               NON-DURABLE GOODS)+                                       454,023
  497,777   GRUPO MEXICO SA SERIES B (METAL MINING)+                   1,799,930
   34,500   TELEFONOS DE MEXICO SA DE CV ADR SERIES L
               (COMMUNICATIONS)                                        1,204,395
  465,200   WAL-MART DE MEXICO SA DE CV SERIES V (CONSUMER
               SERVICES)                                               1,420,172

                                                                       9,512,311
                                                                      ----------
MORROCO AND ANTILLES - 0.00%
        2   BANQUE MAROCAINE COMMERCE GDR (DEPOSITORY
               INSTITUTIONS)++                                                31
                                                                      ----------
PERU - 1.00%
   36,500   CIA DE MINAS BUENAVENTUR ADR (PRIMARY METAL INDUSTRIES)    1,054,850
                                                                      ----------
PILIPPINES - 0.51%
   31,700   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY ADR
               (COMMUNICATIONS)                                          542,070
                                                                      ----------
POLAND - 1.04%
  131,400   KGHM POLSKA MIEDZ SA (METAL MINING)+                       1,091,783
                                                                      ----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

RUSSIA - 4.15%
    8,500   AO VIMPELCOM ADR (COMMUNICATIONS)+                       $   883,915
   14,500   MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)          1,094,750
    4,500   LUKOIL ADR (OIL & GAS EXTRACTION)+                           558,900
    9,300   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)+                   1,222,950
   10,200   YUKOS ADR (OIL & GAS EXTRACTION)                             616,080

                                                                       4,376,595
                                                                     -----------
SOUTH AFRICA - 8.07%
  362,800   ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)               2,684,806
   84,447   ANGLO AMERICAN PLC (METAL MINING)                          2,023,244
   34,400   EDGARS CONSOLIDATED STORES LIMITED (GENERAL
               MERCHANDISE STORES)                                       775,549
  107,800   MTN GROUP LIMITED (COMMUNICATIONS)+                          563,759
  198,500   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)      1,322,808
  415,400   STEINHOFF INTERNATIONAL HOLDINGS LIMITED (CONSTRUCTION
               SPECIAL TRADE CONTRACTORS)                                527,283
   48,400   TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                 605,144

                                                                       8,502,593
                                                                     -----------
SOUTH KOREA - 14.34%
   50,440   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION
               EQUIPMENT)                                              2,305,426
   25,600   KOOKMIN BANK (FINANCIAL SERVICES)+                         1,038,336
   18,900   KOREAN AIR LINES COMPANY LIMITED (TRANSPORTATION BY
               AIR)+                                                     290,972

   20,200   KT CORPORATION (COMMUNICATIONS)                              744,429
   10,735   POSCO (PRIMARY METAL INDUSTRIES)                           1,516,918
   12,080   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC &
               OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                     6,027,092
  105,240   SHINHAN FIN GROUP COMPANY LIMITED (FINANCIAL SERVICES)     1,936,904
    6,680   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                1,249,823

                                                                      15,109,900
                                                                     -----------
TAIWAN - 13.34%
  363,375   ASUSTEK COMPUTER (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+       871,218
  323,400   AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY
               SERVICES)+                                                623,244
  483,400   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED
               (FINANCIAL SERVICES)+                                     579,493
1,495,240   COMPAL ELECTRONIC INCORPORATED (APPAREL & ACCESSORY
               STORES)                                                 1,883,231
  301,000   FORMOSA PLASTICS CORPORATION (REAL ESTATE)                   479,590
  884,120   NAN YA PLASTICS CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                               1,247,696
  203,060   QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY
               STORES)                                                   474,526
  643,000   SILICONWARE PRECISION INDUSTRIES COMPANY
               (SEMICONDUCTORS)+                                         647,879
  871,000   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR
               FREIGHT TRANSPORTATION & WAREHOUSING)                   1,691,776
1,596,241   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
               (SEMICONDUCTORS)+                                       2,906,660
2,026,388   UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)+      1,820,367
  869,000   WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)              828,121

                                                                      14,053,801
                                                                     -----------
THAILAND - 3.60%
  384,300   ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED
               (FOREIGN REGISTERED) (COMMUNICATIONS)                     816,723
  290,900   BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN
               REGISTERED) (FINANCIAL SERVICES)+                         699,671
   84,500   BANPU PUBLIC COMPANY LIMITED (METAL MINING)                  277,437

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                             VALUE

THAILAND (continued)
   899,000   BEC WORLD PUBLIC COMPANY LIMITED FOREIGN (GENERAL
                MERCHANDISE STORES)                                $    423,301
 1,038,400   KASIKORNBANK PUBLIC COMPANY LIMITED (DEPOSITORY
                INSTITUTIONS)+                                        1,308,241
   251,800   KIATNAKIN FINANCE (DEPOSITORY INSTITUTIONS)                262,759

                                                                      3,788,132
                                                                   ------------
TURKEY - 0.84%
35,645,000   FORD OTOMOTIV SANAYI AS (TRANSPORTATION BY AIR)+           298,398
35,645,000   TUPRAS-TURKIYE PETROL RAFINERILERI AS (ENERGY)             301,111
79,980,000   TURKIYE GARANTI BANKASI AS (DEPOSITORY
                INSTITUTIONS)+                                          287,599

                                                                        887,108
                                                                   ------------
UNITED KINGDOM - 0.42%
    23,500   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC
                MINERALS, EXCEPT FUELS)                                 447,014
                                                                   ------------
USA - 1.60%
    58,500   UTSTARCOM INCORPORATED (COMMUNICATIONS)+                 1,682,460
                                                                   ------------
VENEZUELA - 0.46%
    24,900   CIA ANONIMA TELEFONOS DE VENEZUELA ADR
                (TRANSPORTATION BY AIR)                                 487,791
                                                                   ------------
TOTAL COMMON STOCK (COST $71,856,019)                                99,273,506
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 30.62%
             COLLATERAL FOR SECURITY LENDING                         32,253,373

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,253,373)           32,253,373
                                                                   ------------

  SHARES                                                               VALUE

PREFERRED STOCKS - 1.30%
 1,025,500   CAEMI MINERACAO E METALURGICA SA PREFERRED+                478,449
   310,100   SADIA SA PREFERRED+                                        442,544
       471   TRANSNEFT PREFERRED                                        446,508

TOTAL PREFERRED STOCKS (COST $1,021,700)                              1,367,501
                                                                   ------------
SHORT-TERM INVESTMENTS - 3.53%

MUTUAL FUND - 3.53%
 3,722,699   WELLS FARGO MONEY MARKET TRUST~                          3,722,699
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,722,699)                        3,722,699
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $108,853,791)*                129.69%                        $136,617,079
OTHER ASSETS AND LIABILITIES, NET   (29.69)                         (31,274,412)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $105,342,667
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 97.62%

AMUSEMENT & RECREATION SERVICES - 2.86%
 39,300   INTERNATIONAL GAME TECHNOLOGY                              $ 1,766,928
 51,500   MULTIMEDIA GAMES INCORPORATED+                               1,274,110

                                                                       3,041,038
                                                                     -----------
APPAREL & ACCESSORY STORES - 1.00%
 22,845   CHICO'S FAS INCORPORATED+                                    1,060,008
                                                                     -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
   - 1.11%
 21,800   LENNAR CORPORATION CLASS A                                   1,177,854
                                                                     -----------
BUSINESS SERVICES - 25.35%
111,400   ALLIANCE DATA SYSTEMS CORPORATION+                           3,737,470
 35,600   AMDOCS LIMITED+                                                989,324
 72,400   ASCENTIAL SOFTWARE CORPORATION+                              1,587,008
 51,300   ASK JEEVES INCORPORATED+                                     1,832,949
 38,700   CHECKFREE CORPORATION+                                       1,140,102
123,300   CNET NETWORKS INCORPORATED+                                  1,273,689
 74,100   DIGITAL INSIGHT CORPORATION+                                 1,535,352
 38,125   GTECH HOLDINGS CORPORATION                                   2,254,712
 29,800   HYPERION SOLUTIONS CORPORATION+                              1,235,210
 26,400   LAMAR ADVERTISING COMPANY+                                   1,061,808
 26,795   MANHATTAN ASSOCIATES INCORPORATED+                             744,901
 27,000   MANPOWER INCORPORATED                                        1,255,500
 40,000   MONSTER WORLDWIDE INCORPORATED+                              1,048,000
 16,000   PIXAR+                                                       1,031,360
 34,059   SAFENET INCORPORATED+                                        1,278,575
161,100   UNITED ONLINE INCORPORATED+                                  2,683,926
 46,900   YAHOO! INCORPORATED+                                         2,278,871

                                                                      26,968,757
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 8.79%
 98,132   ANDRX CORPORATION+                                           2,669,191
 19,100   GENZYME CORPORATION+                                           898,464
 42,300   MEDICINES COMPANY+                                           1,362,483
 29,900   NEUROCRINE BIOSCIENCES INCORPORATED+                         1,767,090
 46,569   PHARMACEUTICAL RESOURCES INCORPORATED+                       2,647,913

                                                                       9,345,141
                                                                     -----------
COMMUNICATIONS - 13.04%
 60,200   ADTRAN INCORPORATED                                          1,807,806
109,500   AMERICAN TOWER CORPORATION CLASS A+                          1,242,825
 76,300   FOUNDRY NETWORKS INCORPORATED+                               1,310,071
122,800   NEXTEL PARTNERS INCORPORATED CLASS A+                        1,554,648
 69,627   NII HOLDINGS INCORPORATED CLASS B+                           2,439,034
 17,000   NTL INCORPORATED+                                            1,010,650
 72,200   RADIO ONE INCORPORATED CLASS D+                              1,335,700
 57,800   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+               1,907,978
 45,000   XM SATELLITE RADIO HOLDINGS INCORPORATED+                    1,260,000

                                                                      13,868,712
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                  VALUE

DEPOSITORY INSTITUTIONS - 0.82%
 14,500   CITY NATIONAL CORPORATION                                   $  868,550
                                                                      ----------
EDUCATIONAL SERVICES - 4.54%
 21,500   APOLLO GROUP INCORPORATED CLASS A+                           1,851,365
 90,000   CORINTHIAN COLLEGES INCORPORATED+                            2,975,400

                                                                       4,826,765
                                                                      ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 6.58%
 21,903   ANALOG DEVICES INCORPORATED                                  1,051,563
 70,027   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                     1,752,776
 69,200   INTERSIL CORPORATION CLASS A                                 1,542,468
 24,432   LINEAR TECHNOLOGY CORPORATION                                  904,473
 23,900   QLOGIC CORPORATION+                                            788,939
 22,782   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+        956,844

                                                                       6,997,063
                                                                      ----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.37%
  8,500   CORPORATE EXECUTIVE BOARD COMPANY                              399,500
                                                                      ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.53%
 30,000   CRANE COMPANY                                                  990,000
 56,000   MASCO CORPORATION                                            1,704,080

                                                                       2,694,080
                                                                      ----------

FURNITURE & FIXTURES - 0.77%
 30,800   HERMAN MILLER INCORPORATED                                     820,204
                                                                      ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.01%
 25,685   BED BATH & BEYOND INCORPORATED+                              1,072,606
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.54%
 15,500   MANDALAY RESORT GROUP                                          887,530
 41,108   STATION CASINOS INCORPORATED                                 1,815,740

                                                                       2,703,270
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.69%
 18,800   ACTUANT CORPORATION CLASS A+                                   737,524
                                                                      ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.01%
100,100   PERKINELMER INCORPORATED                                     2,071,069
 40,000   THERMO ELECTRON CORPORATION+                                 1,131,200

                                                                       3,202,269
                                                                      ----------

MISCELLANEOUS RETAIL - 2.81%
156,051   MARVEL ENTERPRISES INCORPORATED+                             2,994,619
                                                                      ----------

MOTION PICTURES - 1.69%
 82,000   REGAL ENTERTAINMENT GROUP CLASS A                            1,802,360
                                                                      ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.06%
 40,000   HUNT (J.B.) TRANSPORT SERVICES INCORPORATED+                 1,126,800
                                                                      ----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.49%
   50,000   CAPITALSOURCE INCORPORATED+                            $  1,122,500
   26,966   COUNTRYWIDE FINANCIAL CORPORATION                         2,586,039

                                                                      3,708,539
                                                                   ------------

OIL & GAS EXTRACTION - 1.19%
   50,000   XTO ENERGY INCORPORATED                                   1,262,000
                                                                   ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.07%
   18,000   MURPHY OIL CORPORATION                                    1,133,460
                                                                   ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.79%
   18,876   EW SCRIPPS COMPANY CLASS A                                1,908,552
                                                                   ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 5.49%
   14,000   CHICAGO MERCANTILE EXCHANGE                               1,354,360
  127,000   E*TRADE FINANCIAL CORPORATION+                            1,695,450
  182,200   INSTINET GROUP INCORPORATED+                              1,284,510
   18,175   LEHMAN BROTHERS HOLDINGS INCORPORATED                     1,506,162

                                                                      5,840,482
                                                                   ------------

TRANSPORTATION EQUIPMENT - 0.95%
   24,834   BRUNSWICK CORPORATION                                     1,013,972
                                                                   ------------

TRANSPORTATION SERVICES - 1.95%
   50,000   CH ROBINSON WORLDWIDE INCORPORATED                        2,075,000
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 1.12%
   24,805   WW GRAINGER INCORPORATED                                  1,190,640
                                                                   ------------

TOTAL COMMON STOCK (COST $88,122,419)                               103,839,765
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 42.40%
            COLLATERAL FOR SECURITY LENDING                          45,094,995

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,094,995)           45,094,995
                                                                   ------------

SHORT-TERM INVESTMENTS - 2.23%

MUTUAL FUND - 2.23%
2,375,339   WELLS FARGO MONEY MARKET TRUST~                           2,375,339
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,375,339)                        2,375,339
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $135,592,753)*                142.25%                        $151,310,099
OTHER ASSETS AND LIABILITIES, NET   (42.25)                         (44,942,788)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $106,367,311
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                  VALUE

COMMON STOCK - 98.27%

AMUSEMENT & RECREATION SERVICES - 1.97%
 51,100   MULTIMEDIA GAMES INCORPORATED+                             $1,264,214
 27,400   WMS INDUSTRIES INCORPORATED+                                   849,400

                                                                       2,113,614
                                                                     -----------

APPAREL & ACCESSORY STORES - 0.74%
 37,700   TOO INCORPORATED+                                              789,815
                                                                     -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.01%
 59,900   CSK AUTO CORPORATION+                                        1,084,789
                                                                     -----------

BUSINESS SERVICES - 29.85%
 30,259   ACTIVISION INCORPORATED+                                       478,697
 81,400   ADMINISTAFF INCORPORATED+                                    1,418,802
 45,200   AKAMAI TECHNOLOGIES INCORPORATED+                              593,928
110,632   ALLIANCE DATA SYSTEMS CORPORATION+                           3,711,703
 25,100   ANTEON INTERNATIONAL CORPORATION+                              725,139
110,000   AQUANTIVE INCORPORATED+                                      1,056,000
 26,542   ARBITRON INCORPORATED+                                       1,068,581
 61,500   ASCENTIAL SOFTWARE CORPORATION+                              1,348,080
 51,700   ASK JEEVES INCORPORATED+                                     1,847,241
 77,641   AUTOBYTEL INCORPORATED+                                      1,024,861
115,700   CHORDIANT SOFTWARE INCORPORATED+                               606,268
124,193   CNET NETWORKS INCORPORATED+                                  1,282,914
 73,500   DIGITAL INSIGHT CORPORATION+                                 1,522,920
 37,036   GTECH HOLDINGS CORPORATION                                   2,190,309
 29,400   HYPERION SOLUTIONS CORPORATION+                              1,218,630
114,500   IVILLAGE INCORPORATED+                                         787,760
 35,300   MANHATTAN ASSOCIATES INCORPORATED+                             981,340
 38,100   OPEN SOLUTIONS INCORPORATED+                                   841,248
 62,816   QUEST SOFTWARE INCORPORATED+                                 1,027,042
 33,615   SAFENET INCORPORATED+                                        1,261,907
117,000   SUPPORTSOFT INCORPORATED+                                    1,288,170
110,400   TIBCO SOFTWARE INCORPORATED+                                   901,968
 27,494   TNS INCORPORATED+                                              526,510
 68,440   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+         1,583,702
160,900   UNITED ONLINE INCORPORATED+                                  2,680,594

                                                                      31,974,314
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 12.19%
 97,500   ANDRX CORPORATION+                                           2,652,000
 42,500   ANGIOTECH PHARMACEUTICALS INCORPORATED+                      1,037,425
 49,100   DENDREON CORPORATION+                                          653,030
 78,235   INSPIRE PHARMACEUTICALS INCORPORATED+                        1,007,667
 41,900   MEDICINES COMPANY+                                           1,349,599
 30,800   NEKTAR THERAPEUTICS+                                           664,664
 28,600   NEUROCRINE BIOSCIENCES INCORPORATED+                         1,690,260
 31,700   NPS PHARMACEUTICALS INCORPORATED+                              905,035

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
 45,727   PHARMACEUTICAL RESOURCES INCORPORATED+                     $ 2,600,037
 21,967   VICURON PHARMACEUTICALS INCORPORATED+                          499,749

                                                                      13,059,466
                                                                     -----------

COMMUNICATIONS - 6.83%
 67,870   CUMULUS MEDIA INCORPORATED CLASS A+                          1,356,721
  8,100   GLOBAL PAYMENTS INCORPORATED                                   365,148
100,062   NEXTEL PARTNERS INCORPORATED CLASS A+                        1,266,785
 68,820   NII HOLDINGS INCORPORATED CLASS B+                           2,410,765
103,800   RADIO ONE INCORPORATED CLASS D+                              1,920,300

                                                                       7,319,719
                                                                     -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.61%
 24,800   DYCOM INDUSTRIES INCORPORATED+                                 657,696
                                                                     -----------

DEPOSITORY INSTITUTIONS - 0.37%
 40,800   OCWEN FINANCIAL CORPORATION+                                   394,536
                                                                     -----------

EDUCATIONAL SERVICES - 3.68%
 55,600   CORINTHIAN COLLEGES INCORPORATED+                            1,838,136
 27,400   LEARNING TREE INTERNATIONAL INCORPORATED+                      435,386
 47,600   SYLVAN LEARNING SYSTEMS INCORPORATED+                        1,671,236

                                                                       3,944,758
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.44%
 75,268   ARTISAN COMPONENTS INCORPORATED+                             1,677,724
 98,200   CONEXANT SYSTEMS INCORPORATED+                                 604,912
 84,000   GRAFTECH INTERNATIONAL LIMITED+                              1,255,800
 48,343   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                     1,210,025
 95,492   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                   1,432,380
 43,400   NMS COMMUNICATIONS CORPORATION+                                310,744
 41,500   UNIVERSAL DISPLAY CORPORATION+                                 532,445
 22,521   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+        945,882

                                                                       7,969,912
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 6.37%
  4,791   CDI CORPORATION                                                154,653
 10,300   CORPORATE EXECUTIVE BOARD COMPANY                              484,100
116,643   KROLL INCORPORATED+                                          3,131,865
 27,007   LECG CORPORATION+                                              525,286
 67,417   NAVIGANT CONSULTING INCORPORATED+                            1,363,846
 26,436   RESOURCES CONNECTION INCORPORATED+                           1,166,330

                                                                       6,826,080
                                                                     -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.91%
 29,600   CRANE COMPANY                                                  976,800
                                                                     -----------

FURNITURE & FIXTURES - 0.77%
 31,100   HERMAN MILLER INCORPORATED                                     828,193
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HEALTH SERVICES - 2.01%
 36,000   COVANCE INCORPORATED+                                      $ 1,239,840
 54,500   SELECT MEDICAL CORPORATION                                     910,150

                                                                       2,149,990
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.71%
 13,950   AFFILIATED MANAGERS GROUP INCORPORATED+                        761,391
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.05%
 18,700   BOYD GAMING CORPORATION                                        428,043
 40,100   STATION CASINOS INCORPORATED                                 1,771,217

                                                                       2,199,260
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.42%
 18,600   ACTUANT CORPORATION CLASS A+                                   729,678
 29,200   GARDNER DENVER INCORPORATED+                                   790,736

                                                                       1,520,414
                                                                     -----------

INSURANCE CARRIERS - 1.66%
 34,984   CENTENE CORPORATION+                                         1,070,160
 29,378   SCOTTISH RE GROUP LIMITED                                      710,654

                                                                       1,780,814
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.92%
 99,500   PERKINELMER INCORPORATED                                     2,058,655
                                                                     -----------

MISCELLANEOUS RETAIL - 2.76%
 153,921  MARVEL ENTERPRISES INCORPORATED+                             2,953,744
                                                                     -----------

MOTION PICTURES - 0.79%
 45,100   MACROVISION CORPORATION+                                       842,468
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.56%
 69,359   SIRVA INCORPORATED+                                          1,672,939
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.91%
 22,200   WESTCORP INCORPORATED                                          978,354
                                                                     -----------

OIL & GAS EXTRACTION - 0.79%
 32,166   PATINA OIL & GAS CORPORATION                                   844,358
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.62%
 28,200   HARTE-HANKS INCORPORATED                                       660,444
                                                                     -----------

RAILROAD TRANSPORTATION - 0.88%
 38,100   GENESEE & WYOMING INCORPORATED+                                941,070
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
   & SERVICES - 3.08%
100,800   INSTINET GROUP INCORPORATED+                                   710,640
 37,500   JEFFERIES GROUP INCORPORATED                                 1,324,875
 99,900   KNIGHT TRADING GROUP INCORPORATED+                           1,264,734

                                                                       3,300,249
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------
SHARES   SECURITY NAME                                                  VALUE

TRANSPORTATION SERVICES - 1.16%
56,340   PACER INTERNATIONAL INCORPORATED+                          $  1,241,734
                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.46%
23,100   PRIORITY HEALTHCARE CORPORATION CLASS B+                        491,799
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 2.75%
29,299   HUGHES SUPPLY INCORPORATED                                    1,535,268
47,600   INSIGHT ENTERPRISES INCORPORATED+                               916,300
43,700   PSS WORLD MEDICAL INCORPORATED+                                 489,003

                                                                       2,940,571
                                                                    ------------

TOTAL COMMON STOCK (COST $91,343,835)                                105,277,946
                                                                    ------------

WARRANTS - 0.00%
 2,851   TIMCO AVIATION SERVICES INCORPORATED+                                 0
TOTAL WARRANTS (COST $0)                                                       0
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 29.03%
         COLLATERAL FOR SECURITY LENDING                              31,098,494

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,098,494)            31,098,494
                                                                    ------------

PRINCIPAL   SECURITY NAME                  INTEREST RATE   MATURITY DATE   VALUE

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
    2,749   TIMCO AVIATION SERVICES
               INCORPORATED &(A)                    8.00%     01/02/2007     137
                                                                             ---

TOTAL CORPORATE BONDS & NOTES (COST $0)                                      137
                                                                             ---

  SHARES    SECURITY NAME                                              VALUE

SHORT-TERM INVESTMENTS - 2.19%

MUTUAL FUND - 2.19%
2,344,387   WELLS FARGO MONEY MARKET TRUST~                           2,344,387
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,344,387)                        2,344,387
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $124,786,716)*                      129.49%                  $138,720,964
OTHER ASSETS AND LIABILITIES, NET         (29.49)                   (31,590,086)
                                          ------                   ------------
TOTAL NET ASSETS                          100.00%                  $107,130,878
                                          ======                   ============

+    NON-INCOME EARNING SECURITIES.

& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS  -- MARCH 31, 2004(UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

COMMON STOCK - 96.82%

DEPOSITORY INSTITUTIONS - 64.93%
   23,506   AMERICAN RIVER HOLDINGS                                 $    487,985
  346,600   BANK OF AMERICA CORPORATION                               28,067,668
  288,550   BANK OF THE OZARKS INCORPORATED                            7,949,552
  200,000   BANK ONE CORPORATION                                      10,904,000
  215,000   BANKNORTH GROUP INCORPORATED                               7,318,600
   36,000   CAPITAL CORP OF THE WEST                                   1,408,680
  660,900   CITIGROUP INCORPORATED                                    34,168,530
  125,000   CITY NATIONAL CORPORATION                                  7,487,500
  125,000   COMPASS BANCSHARES INCORPORATED                            5,183,750
  296,142   CULLEN FROST BANKERS INCORPORATED                         12,663,032
  640,000   FLEETBOSTON FINANCIAL CORPORATION                         28,736,000
  100,000   GOLDEN WEST FINANCIAL CORPORATION                         11,195,000
   70,988   IBERIABANK CORPORATION                                     4,177,644
  600,000   JP MORGAN CHASE & COMPANY                                 25,170,000
  150,000   PEOPLES BANK                                               6,973,500
1,000,000   SOUTHTRUST CORPORATION                                    33,160,000
  225,000   STATE STREET CORPORATION                                  11,729,250
  249,500   SUMMIT BANCSHARES INCORPORATED                             7,509,950
  300,000   SUNTRUST BANKS INCORPORATED                               20,913,000
  100,000   TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A             4,255,000
  350,000   UNIONBANCAL CORPORATION                                   18,336,500
  975,000   US BANCORP                                                26,958,750
  600,000   WACHOVIA CORPORATION                                      28,200,000
  135,000   WEBSTER FINANCIAL CORPORATION                              6,845,850
  200,085   ZIONS BANCORPORATION                                      11,444,862

                                                                     361,244,603
                                                                    ------------
FINANCIAL SERVICES - 1.26%
  230,800   INDEPENDENT BANK CORPORATION MASSACHUSETTS                 6,995,548
                                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.39%
  412,500   NATIONAL FINANCIAL PARTNERS CORPORATION                   13,303,125
                                                                    ------------
INSURANCE CARRIERS - 8.62%
  175,000   ALLSTATE CORPORATION                                       7,955,500
  400,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                 28,540,000
  125,000   ARCH CAPITAL GROUP LIMITED+                                5,253,750
  171,000   DIRECT GENERAL CORPORATION                                 6,190,200

                                                                      47,939,450
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 9.57%
  423,000   CAPITAL ONE FINANCIAL CORPORATION                         31,906,890
  773,250   MBNA CORPORATION                                          21,364,897

                                                                      53,271,787
                                                                    ------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 10.05%
  100,000   GOLDMAN SACHS GROUP INCORPORATED                       $ 10,435,000
  390,000   MERRILL LYNCH & COMPANY INCORPORATED                     23,228,400
  380,000   MORGAN STANLEY                                           21,774,000
    8,750   PIPER JAFFRAY COMPANIES INCORPORATED+                       473,813

                                                                     55,911,213
                                                                   ------------

TOTAL COMMON STOCK (COST $448,688,610)                              538,665,726
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 6.11%
            COLLATERAL FOR SECURITY LENDING                          33,978,229

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,978,229)           33,978,229
                                                                   ------------

PRINCIPAL                          INTEREST RATE   MATURITY DATE       VALUE

REPURCHASE AGREEMENTS - 3.60%
$20,055,000 GOLDMAN SACHS &
   COMPANY - 102%
   COLLATERALIZED BY US
   GOVERNMENT SECURITIES               0.99%         04/01/2004      20,055,000

TOTAL REPURCHASE AGREEMENTS a
   (COST $20,055,000)                                                20,055,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $502,721,839)*   106.53%                                  $592,698,955
OTHER ASSETS AND
   LIABILITIES, NET        (6.53)                                   (36,326,419)
                          ------                                   ------------
TOTAL NET ASSETS          100.00%                                  $556,372,536
                          ======                                   ============

+    NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                 STRIKE PRICE/
CONTRACTS                                       EXPIRATION DATE        VALUE

WRITTEN OPTIONS
   (2,000)  BANK OF AMERICA CALL               $ 85   05/22/2004   $   (120,000)
   (1,000)  GOLDMAN SACHS CALL                  110   05/22/2004       (155,000)
   (1,000)  STATE STREET CALL                    55   05/22/2004        (70,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED
   $368,915)                                                           (345,000)
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

COMMON STOCK - 99.09%

AMUSEMENT & RECREATION SERVICES - 1.98%
   81,100   MULTIMEDIA GAMES INCORPORATED+                           $ 2,006,414
   41,700   WMS INDUSTRIES INCORPORATED+                               1,292,700

                                                                       3,299,114
                                                                     -----------
APPAREL & ACCESSORY STORES - 0.74%
   58,800   TOO INCORPORATED+                                          1,231,860
                                                                     -----------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.80%
   73,531   CSK AUTO CORPORATION+                                      1,331,646
                                                                     -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.00%
       43   LEVITT CORPORATION FL CLASS A+                                 1,054
                                                                     -----------
BUSINESS SERVICES - 30.83%
   47,184   ACTIVISION INCORPORATED+                                     746,451
  129,200   ADMINISTAFF INCORPORATED+                                  2,251,956
   73,100   AKAMAI TECHNOLOGIES INCORPORATED+                            960,534
  179,600   ALLIANCE DATA SYSTEMS CORPORATION+                         6,025,580
   40,500   ANTEON INTERNATIONAL CORPORATION+                          1,170,045
  174,400   AQUANTIVE INCORPORATED+                                    1,674,240
   41,341   ARBITRON INCORPORATED+                                     1,664,389
   97,500   ASCENTIAL SOFTWARE CORPORATION+                            2,137,200
   80,500   ASK JEEVES INCORPORATED+                                   2,876,265
  174,525   AUTOBYTEL INCORPORATED+                                    2,303,730
  182,300   CHORDIANT SOFTWARE INCORPORATED+                             955,252
  193,408   CNET NETWORKS INCORPORATED+                                1,997,905
  118,500   DIGITAL INSIGHT CORPORATION+                               2,455,320
   58,356   GTECH HOLDINGS CORPORATION                                 3,451,174
   46,700   HYPERION SOLUTIONS CORPORATION+                            1,935,715
  180,200   IVILLAGE INCORPORATED+                                     1,239,776
   55,900   MANHATTAN ASSOCIATES INCORPORATED+                         1,554,020
   60,400   OPEN SOLUTIONS INCORPORATED+                               1,333,632
  100,517   QUEST SOFTWARE INCORPORATED+                               1,643,453
   52,822   SAFENET INCORPORATED+                                      1,982,938
  185,400   SUPPORTSOFT INCORPORATED+                                  2,041,254
  173,200   TIBCO SOFTWARE INCORPORATED+                               1,415,044
   43,030   TNS INCORPORATED+                                            824,024
  106,902   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+       2,473,712
  252,750   UNITED ONLINE INCORPORATED+                                4,210,815

                                                                      51,324,424
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 11.50%
  151,924   ANDRX CORPORATION+                                         4,132,333
   66,800   ANGIOTECH PHARMACEUTICALS INCORPORATED+                    1,630,588
   76,500   DENDREON CORPORATION+                                      1,017,450
  121,844   INSPIRE PHARMACEUTICALS INCORPORATED+                      1,569,350
   66,400   MEDICINES COMPANY+                                         2,138,744
   48,000   NEKTAR THERAPEUTICS+                                       1,035,840

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
   45,200   NEUROCRINE BIOSCIENCES INCORPORATED+                     $ 2,671,320
   72,800   PHARMACEUTICAL RESOURCES INCORPORATED+                     4,139,408
   35,833   VICURON PHARMACEUTICALS INCORPORATED+                        815,201

                                                                      19,150,234
                                                                     -----------

COMMUNICATIONS - 6.94%
  107,911   CUMULUS MEDIA INCORPORATED CLASS A+                        2,157,141
   12,800   GLOBAL PAYMENTS INCORPORATED                                 577,024
  157,127   NEXTEL PARTNERS INCORPORATED CLASS A+                      1,989,228
  109,140   NII HOLDINGS INCORPORATED CLASS B+                         3,823,174
  162,700   RADIO ONE INCORPORATED CLASS D+                            3,009,950

                                                                      11,556,517
                                                                     -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.62%
   38,600   DYCOM INDUSTRIES INCORPORATED+                             1,023,672
                                                                     -----------

DEPOSITORY INSTITUTIONS - 0.38%
   64,900   OCWEN FINANCIAL CORPORATION+                                 627,583
                                                                     -----------

EDUCATIONAL SERVICES - 3.50%
   44,000   CORINTHIAN COLLEGES INCORPORATED+                          1,454,640
   48,000   LEARNING TREE INTERNATIONAL INCORPORATED+                    762,720
  102,600   SYLVAN LEARNING SYSTEMS INCORPORATED+                      3,602,286

                                                                       5,819,646
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.70%
  129,373   ARTISAN COMPONENTS INCORPORATED+                           2,883,724
  156,200   CONEXANT SYSTEMS INCORPORATED+                               962,192
  132,500   GRAFTECH INTERNATIONAL LIMITED+                            1,980,875
   78,172   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                   1,956,645
  149,079   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                 2,236,185
   67,700   NMS COMMUNICATIONS CORPORATION+                              484,732
   63,900   UNIVERSAL DISPLAY CORPORATION+                               819,837
   35,711   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+    1,499,862

                                                                      12,824,052
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 6.45%
    7,401   CDI CORPORATION                                              238,904
   16,200   CORPORATE EXECUTIVE BOARD COMPANY                            761,400
  184,015   KROLL INCORPORATED+                                        4,940,803
   43,702   LECG CORPORATION+                                            850,004
  105,101   NAVIGANT CONSULTING INCORPORATED+                          2,126,193
   41,207   RESOURCES CONNECTION INCORPORATED+                         1,818,012

                                                                      10,735,316
                                                                     -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.92%
   46,500   CRANE COMPANY                                              1,534,500
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                                VALUE

FURNITURE & FIXTURES - 0.77%
   48,400   HERMAN MILLER INCORPORATED                                $1,288,892
                                                                      ----------

HEALTH SERVICES - 2.02%
   56,500   COVANCE INCORPORATED+                                      1,945,860
   85,200   SELECT MEDICAL CORPORATION                                 1,422,840

                                                                       3,368,700
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 0.72%
   22,050   AFFILIATED MANAGERS GROUP INCORPORATED+                    1,203,489
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.04%
   29,600   BOYD GAMING CORPORATION                                      677,544
   61,617   STATION CASINOS INCORPORATED                               2,721,623

                                                                       3,399,167
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.41%
   29,100   ACTUANT CORPORATION CLASS A+                               1,141,593
   44,500   GARDNER DENVER INCORPORATED+                               1,205,060

                                                                       2,346,653
                                                                      ----------

INSURANCE CARRIERS - 1.72%
   55,513   CENTENE CORPORATION+                                       1,698,142
   48,367   SCOTTISH RE GROUP LIMITED                                  1,169,998

                                                                       2,868,140
                                                                      ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 2.01%
  162,000   PERKINELMER INCORPORATED                                   3,351,780
                                                                      ----------

MISCELLANEOUS RETAIL - 2.81%
  244,151   MARVEL ENTERPRISES INCORPORATED+                           4,685,248
                                                                      ----------

MOTION PICTURES - 0.80%
   71,000   MACROVISION CORPORATION+                                   1,326,280
                                                                      ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.59%
  109,398   SIRVA INCORPORATED+                                        2,638,680
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.97%
   36,800   WESTCORP                                                   1,621,776
                                                                      ----------

OIL & GAS EXTRACTION - 0.81%
   51,200   PATINA OIL & GAS CORPORATION                               1,344,000
                                                                      ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.65%
   45,900   HARTE-HANKS INCORPORATED                                   1,074,978
                                                                      ----------

RAILROAD TRANSPORTATION - 0.90%
   60,500   GENESEE & WYOMING INCORPORATED+                            1,494,350
                                                                      ----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 3.15%
  160,000   INSTINET GROUP INCORPORATED+                           $  1,128,000
   58,500   JEFFERIES GROUP INCORPORATED                              2,066,805
  162,200   KNIGHT TRADING GROUP INCORPORATED+                        2,053,452

                                                                      5,248,257
                                                                   ------------

TRANSPORTATION SERVICES - 1.12%
   84,662   PACER INTERNATIONAL INCORPORATED+                         1,865,950
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.46%
   35,961   PRIORITY HEALTHCARE CORPORATION CLASS B+                    765,610
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 2.78%
   45,925   HUGHES SUPPLY INCORPORATED                                2,406,470
   75,800   INSIGHT ENTERPRISES INCORPORATED+                         1,459,150
   68,200   PSS WORLD MEDICAL INCORPORATED+                             763,158

                                                                      4,628,778
                                                                   ------------

TOTAL COMMON STOCK (COST $143,867,206)                              164,980,346
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 30.98%
            COLLATERAL FOR SECURITY LENDING                           51,584,074

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $51,584,074)           51,584,074
                                                                   ------------

WARRANTS - 0.00%
      108   IMPERIAL CREDIT INDUSTRY+(A)                                      0
                                                                   ------------

TOTAL WARRANTS (COST $0)                                                      0
                                                                   ------------

SHORT-TERM INVESTMENTS - 1.06%

MUTUAL FUND - 1.06%
1,754,234   WELLS FARGO MONEY MARKET TRUST~                           1,754,234
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,754,234)                        1,754,234
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $197,205,514)*                131.13%                        $218,318,654
OTHER ASSETS AND LIABILITIES, NET   (31.13)                         (51,828,105)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $166,490,549
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

COMMON STOCK - 93.49%

AGRICULTURAL PRODUCTION CROPS - 1.17%
  231,300   DELTA & PINE LAND COMPANY                                $ 5,770,935
                                                                     -----------

APPAREL & ACCESSORY STORES - 1.94%
   40,300   AEROPOSTALE INCORPORATED+                                  1,461,278
  210,200   STAGE STORES INCORPORATED+                                 8,132,638

                                                                       9,593,916
                                                                     -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.65%
   78,945   ADVANCE AUTO PARTS INCORPORATED+                           3,210,693
                                                                     -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.18%
   35,650   LEVITT CORPORATION FL CLASS A+                               873,425
                                                                     -----------

BUSINESS SERVICES - 12.67%
  333,200   ACXIOM CORPORATION                                         7,317,072
  140,700   ADVO INCORPORATED                                          4,533,354
  146,500   ARBITRON INCORPORATED+                                     5,898,090
   90,404   ASCENTIAL SOFTWARE CORPORATION+                            1,981,656
  770,800   ATARI INCORPORATED+                                        2,628,428
  212,000   AUTODESK INCORPORATED                                      6,703,440
  447,000   DOUBLECLICK INCORPORATED+                                  5,028,750
  430,300   ENTRUST INCORPORATED+                                      1,880,411
   10,300   FORRESTER RESEARCH INCORPORATED+                             195,185
   43,754   INTRADO INCORPORATED+                                        846,640
   73,300   MAPINFO CORPORATION+                                         935,308
  765,200   NETWORK ASSOCIATES INCORPORATED+                          13,773,600
   90,663   OVERLAND STORAGE INCORPORATED+                             1,536,738
   14,542   PEREGRINE SYSTEMS INCORPORATED+                              321,378
  224,600   SOTHEBY'S HOLDINGS INCORPORATED+                           2,886,110
  189,200   UNIVERSAL COMPRESSION HOLDINGS INCORPORATED+               6,224,680

                                                                      62,690,840
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 8.12%
  368,700   ABLE LABORATIES INCORPORATED+                              7,200,711
  220,300   CONTINENTAL SOUTHERN RESOURCES INCORPORATED+(A)(B)           719,059
   87,700   DENDREON CORPORATION+                                      1,166,410
  345,800   IMMUCOR INCORPORATED+                                      6,265,896
   28,546   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                 1,141,840
  103,800   NABI BIOPHARMACEUTICALS+                                   1,614,090
  252,000   NBTY INCORPORATED+                                         9,369,360
  246,200   OLIN CORPORATION                                           4,394,670
  293,000   PERRIGO COMPANY                                            5,874,650
   19,633   RENOVIS INCORPORATED+                                        199,275
  108,600   SEROLOGICALS CORPORATION+                                  2,215,440

                                                                      40,161,401
                                                                     -----------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

COMMUNICATIONS - 1.59%
  345,600   CROWN CASTLE INTERNATIONAL CORPORATION+                  $ 4,364,928
  130,400   HEARST-ARGYLE TELEVISION INCORPORATED                      3,506,456

                                                                       7,871,384
                                                                     -----------

DEPOSITORY INSTITUTIONS - 4.52%
   28,900   BANK OF HAWAII CORPORATION                                 1,338,937
   66,800   BANKATLANTIC BANCORP INCORPORATED CLASS A                  1,132,928
   90,230   COMMERCE BANCSHARES INCORPORATED                           4,304,873
   50,297   CULLEN FROST BANKERS INCORPORATED                          2,150,700
  308,700   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                 4,213,755
   86,300   GOLD BANC CORP INCORPORATED                                1,406,690
   59,300   GREATER BAY BANCORP                                        1,734,525
  102,200   LOCAL FINANCIAL CORPORATION+                               2,227,960
  111,400   R&G FINANCIAL CORPORATION CLASS B                          3,847,756

                                                                      22,358,124
                                                                     -----------

EATING & DRINKING PLACES - 0.72%
  102,450   CEC ENTERTAINMENT INCORPORATED+                            3,555,015
                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 2.20%
  232,800   AGL RESOURCES INCORPORATED                                 6,755,856
  137,300   PNM RESOURCES INCORPORATED                                 4,125,865

                                                                      10,881,721
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.37%
  541,500   AEROFLEX INCORPORATED+                                     7,288,590
   94,400   AMIS HOLDINGS INCORPORATED+                                1,532,112
  388,400   AMPHENOL CORPORATION CLASS A+                             11,535,480
  317,400   ARTISAN COMPONENTS INCORPORATED+                           7,074,846
   57,000   DSP GROUP INCORPORATED+                                    1,466,610
  110,800   EXAR CORPORATION+                                          2,049,800
  198,400   METHODE ELECTRONICS                                        2,559,360
  178,800   MICREL INCORPORATED+                                       2,386,980
  223,300   MICROTUNE INCORPORATED+                                      556,017

                                                                      36,449,795
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 2.82%
   11,300   CDI CORPORATION                                              364,764
  335,196   DIVERSA CORPORATION+                                       2,969,837
  283,400   LEXICON GENETICS INCORPORATED+                             1,776,918
   35,600   MAXMUS INCORPORATED+                                       1,246,000
  143,221   MTC TECHNOLOGIES INCORPORATED+                             3,596,279
   54,400   NEUROCHEM INCORPORATED+                                    1,163,616
  128,600   SEATTLE GENETICS INCORPORATED+                             1,087,956
   70,600   TULARIK INCORPORATED+                                      1,733,230

                                                                      13,938,600
                                                                     -----------

FOOD & KINDRED PRODUCTS - 0.95%
  285,500   VOLUME SERVICES AMERICA HOLDINGS INCORPORATED IDS          4,710,750
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

FURNITURE & FIXTURES - 0.45%
   84,400   HERMAN MILLER INCORPORATED                               $ 2,247,572
                                                                     -----------
HEALTH SERVICES - 3.81%
  195,675   DAVITA INCORPORATED+                                       9,343,481
   74,300   EDWARDS LIFESCIENCES CORPORATION+                          2,373,885
  106,944   SYMBION INCORPORATED+                                      1,942,103
  153,716   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+       5,217,121

                                                                      18,876,590
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 3.82%
  186,745   ASHFORD HOSPITALITY TRUST                                  1,902,931
  166,864   COUSINS PROPERTIES INCORPORATED                            5,471,471
  101,060   HEALTH CARE REIT INCORPORATED                              4,103,036
   94,379   POST PROPERTIES INCORPORATED                               2,718,115
  240,800   UNITED DOMINION REALTY TRUST INCORPORATED                  4,724,496

                                                                      18,920,049
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.06%
  290,500   GAMESTOP CORPORATION CLASS A+                              5,234,810
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.68%
  279,500   BOYD GAMING CORPORATION                                    6,397,755
  105,800   ORIENT EXPRESS HOTELS LIMITED CLASS A                      1,892,762

                                                                       8,290,517
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.72%
   86,000   ACTUANT CORPORATION CLASS A+                               3,373,780
  141,900   GRANT PRIDECO INCORPORATED+                                2,199,450
  152,800   IDEX CORPORATION                                           6,643,744
  112,800   SCIENTIFIC GAMES CORPORATION CLASS A+                      2,111,616
  175,800   ULTRATECH INCORPORATED+                                    4,097,898

                                                                      18,426,488
                                                                     -----------

INSURANCE CARRIERS - 5.86%
   39,731   AMERIGROUP CORPORATION+                                    1,815,707
  193,100   CONSECO INCORPORATED+                                      4,472,196
  357,900   PLATINUM UNDERWRITERS HOLDINGS LIMITED                    11,470,695
  274,800   REINSURANCE GROUP OF AMERICA INCORPORATED                 11,258,556

                                                                      29,017,154
                                                                     -----------

JUSTICE, PUBLIC ORDER & SAFETY - 0.00%
      700   CORRECTIONS CORPORATION OF AMERICA+                           24,920
                                                                     -----------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 0.97%
  328,900   LAIDLAW INTERNATIONAL INCORPORATED+                        4,785,495
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 8.10%
  212,800   DRS TECHNOLOGIES INCORPORATED+                             5,954,144
  240,200   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+             13,220,608
  163,300   FOSSIL INCORPORATED+                                       5,446,055
   64,600   HANGER ORTHOPEDIC GROUP INCORPORATED+                      1,166,030

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (continued)
 50,500   ITRON INCORPORATED+                                        $   939,805
183,600   MILLIPORE CORPORATION+                                       9,433,368
 67,100   PHOTON DYNAMICS INCORPORATED+                                2,189,473
 58,600   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                       1,749,210

                                                                      40,098,693
                                                                     -----------

METAL MINING - 0.67%
222,200   GOLDCORP INCORPORATED                                        3,290,782
                                                                     -----------

MISCELLANEOUS RETAIL - 1.99%
551,100   1-800-FLOWERS.COM INCORPORATED CLASS A+                      5,274,027
162,100   PETCO ANIMAL SUPPLIES INCORPORATED+                          4,567,978

                                                                       9,842,005
                                                                     -----------

MOTION PICTURES - 1.39%
 93,400   CARMIKE CINEMAS INCORPORATED+                                3,481,111
193,814   METRO-GOLDWYN-MAYER INCORPORATED+                            3,372,364

                                                                       6,853,475
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.51%
 54,700   OVERNITE CORPORATION                                         1,258,100
 88,393   QUALITY DISTRIBUTION INCORPORATED+                           1,246,341

                                                                       2,504,441
                                                                     -----------

OIL & GAS EXTRACTION - 5.93%
  3,100   COMSTOCK RESOURCES INCORPORATED+                                61,597
360,497   DENBURY RESOURCES INCORPORATED+                              6,077,980
 74,300   HOUSTON EXPLORATION COMPANY+                                 3,323,439
598,500   KEY ENERGY SERVICES INCORPORATED+                            6,583,500
264,300   REMINGTON OIL & GAS CORPORATION+                             5,219,925
100,000   SOUTHWESTERN ENERGY COMPANY+                                 2,412,000
168,700   ST MARY LAND & EXPLORATION COMPANY                           5,639,641

                                                                      29,318,082
                                                                     -----------

PERSONAL SERVICES - 1.09%
121,500   REGIS CORPORATION                                            5,399,460
                                                                     -----------

PHARMACEUTICALS - 0.05%
 64,242   SAVIENT PHARMACEUTICALS INCORPORATED+                          242,835
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.38%
 50,600   UNITED STATES STEEL CORPORATION                              1,885,862
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.91%
 97,500   BANTA CORPORATION                                            4,513,275
                                                                     -----------

RAILROAD TRANSPORTATION - 0.54%
193,700   KANSAS CITY SOUTHERN+                                        2,692,430
                                                                     -----------

REAL ESTATE - 0.32%
 29,200   LNR PROPERTY CORPORATION                                     1,563,076
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.37%
   146,000   KNIGHT TRADING GROUP INCORPORATED+                    $  1,848,360
                                                                   ------------

TEXTILE MILL PRODUCTS - 1.04%
   191,600   ALBANY INTERNATIONAL CORPORATION CLASS A                 5,152,124
                                                                   ------------

TRANSPORTATION BY AIR - 1.19%
   103,500   CONTINENTAL AIRLINES INCORPORATED CLASS B+               1,296,855
   173,400   EGL INCORPORATED+                                        3,114,264
   146,700   NORTHWEST AIRLINES CORPORATION+                          1,483,137

                                                                      5,894,256
                                                                   ------------

TRANSPORTATION SERVICES - 0.48%
   131,100   NAVIGANT INTERNATIONAL INCORPORATED+                     2,359,800
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.29%
   218,700   AIRGAS INCORPORATED                                      4,658,310
    49,000   SCHOOL SPECIALTY INCORPORATED+                           1,742,930

                                                                      6,401,240
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 0.97%
   173,500   PEP BOYS-MANNY, MOE & JACK                               4,814,625
                                                                   ------------

TOTAL COMMON STOCK (COST $383,597,765)                              462,565,015
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 16.83%
             COLLATERAL FOR SECURITY LENDING                         83,270,428

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $83,270,428)           83,270,428
                                                                   ------------

INVESTMENT COMPANIES - 0.17%
    58,852   TECHNOLOGY INVESTMENT CAPITAL CORPORATION                  858,651

TOTAL INVESTMENT COMPANIES (COST $884,348)                              858,651
                                                                   ------------

SHORT-TERM INVESTMENTS - 6.09%

MUTUAL FUND - 6.09%
30,112,737   WELLS FARGO MONEY MARKET TRUST~                         30,112,737
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,112,737)                      30,112,737
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $497,865,278)*             116.58%                        $576,806,831
OTHER ASSETS AND LIABILITIES, NET   (16.58)                         (82,016,370)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $494,790,461
                                    ------                         ------------

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(B) SECURITY WAS ACQUIRED THROUGH A PRIVATE PLACEMENT AND MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. ADDITIONAL INFORMATION ON THE SECURITY IS AS FOLLOWS:

SECURITY                             ACQUISITION DATE    SHARES     COST     VALUE PER SHARE
--------                             ----------------    ------     ----     ---------------
CONTINENTAL SOUTHERN RESOURCES INC        2/17/04       220,300   $440,600        $3.26

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.02%
N/A          WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO            $521,969,084

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $485,900,875)           521,969,084
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $485,900,875)                 100.02%                        $521,969,084
OTHER ASSETS AND LIABILITIES, NET    (0.02)                            (110,787)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $521,858,297
                                    ------                         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------
FACE/SHARE
AMOUNT       SECURITY NAME                                              VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.95%
N/A          WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               $85,468,891

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $71,430,828)              85,468,891
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,430,828)                            99.95%                 $85,468,891
OTHER ASSETS AND LIABILITIES, NET              0.05                       41,172
                                             ------                  -----------
TOTAL NET ASSETS                             100.00%                 $85,510,063
                                             ======                  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 98.93%

AGRICULTURAL SERVICES - 1.40%
13,800    VCA ANTECH INCORPORATED+                                   $   491,694
                                                                     -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
   FABRICS & SIMILAR MATERIALS - 1.49%
 3,800    NOBEL BIOCARE HOLDING AG                                       521,924
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 47.38%
14,500    ABGENIX INCORPORATED+                                          192,705
20,650    AMGEN INCORPORATED+                                          1,201,210
11,000    ANGIOTECH PHARMACEUTICALS INCORPORATED+                        268,510
15,900    AVENTIS SA                                                   1,222,190
15,600    ELI LILLY & COMPANY                                          1,043,640
 8,900    EYETECH PHARMACEUTICALS INCORPORATED+                          295,480
 5,000    FOREST LABORATORIES INCORPORATED+                              358,100
11,050    GENENTECH INCORPORATED+                                      1,169,311
10,800    GILEAD SCIENCES INCORPORATED+                                  602,316
 7,000    IMCLONE SYSTEMS INCORPORATED+                                  356,020
18,500    LIGAND PHARMACEUTICALS INCORPORATED CLASS B+                   371,850
 6,500    MEDICINES COMPANY+                                             209,365
11,000    MERCK & COMPANY INCORPORATED                                   486,090
 7,600    MGI PHARMA INCORPORATED+                                       465,576
39,500    MILLENNIUM PHARMACEUTICALS INCORPORATED+                       667,550
17,500    NEKTAR THERAPEUTICS+                                           377,650
 2,900    NEUROCRINE BIOSCIENCES INCORPORATED+                           171,390
13,450    OSI PHARMACEUTICALS INCORPORATED+                              516,480
79,990    PFIZER INCORPORATED                                          2,803,649
 4,500    PHARMACEUTICAL RESOURCES INCORPORATED+                         255,870
12,500    PROTEIN DESIGN LABS INCORPORATED+                              297,750
17,500    SHIRE PHARMACEUTICALS GROUP PLC ADR+                           515,025
 8,114    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                     514,509
15,000    UNITED THERAPEUTICS CORPORATION+                               357,450
 7,500    WATSON PHARMACEUTICALS INCORPORATED+                           320,925
42,450    WYETH                                                        1,593,998

                                                                      16,634,609
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 2.27%
 8,000    AMYLIN PHARMACEUTICALS INCORPORATED+                           189,520
12,050    ICOS CORPORATION+                                              446,453
 6,000    TELIK INCORPORATED+                                            161,040

                                                                         797,013
                                                                     -----------
HEALTH SERVICES - 12.14%
20,000    BIOGEN IDEC INCORPORATED+                                    1,112,000
25,000    CAREMARK RX INCORPORATED+                                      831,250
20,000    COVANCE INCORPORATED+                                          688,800
20,000    KINETIC CONCEPTS INCORPORATED+                                 897,000
 7,500    ROCHE HOLDING AG                                               732,624

                                                                       4,261,674
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.06%
  4,300   VARIAN MEDICAL SYSTEMS INCORPORATED+                     $    371,133
                                                                   ------------

INSURANCE CARRIERS - 7.84%
 16,900   ANTHEM INCORPORATED+                                        1,531,816
 12,500   UNITEDHEALTH GROUP INCORPORATED                               805,500
  3,650   WELLPOINT HEALTH NETWORKS INCORPORATED+                       415,078

                                                                      2,752,394
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 21.07%
  4,500   ALLERGAN INCORPORATED                                         378,720
 15,000   BOSTON SCIENTIFIC CORPORATION+                                635,700
  5,600   C.R. BARD INCORPORATED                                        546,784
  9,600   DJ ORTHOPEDICS INCORPORATED+                                  248,160
 10,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                 550,400
 13,200   GUIDANT CORPORATION                                           836,484
 18,200   KYPHON INCORPORATED+                                          435,162
 34,800   MEDTRONIC INCORPORATED                                      1,661,700
 14,600   ST JUDE MEDICAL INCORPORATED+                               1,052,660
  8,000   STRYKER CORPORATION                                           708,240
 11,150   WRIGHT MEDICAL GROUP INCORPORATED+                            342,305

                                                                      7,396,315
                                                                   ------------

MEDICAL EQUIPMENT & SUPPLIES - 1.34%
 13,000   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                  471,640
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.01%
  6,500   AMERISOURCEBERGEN CORPORATION                                 355,420
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 1.93%
 30,500   CYTYC CORPORATION+                                            678,625
                                                                   ------------

TOTAL COMMON STOCK (COST $30,281,247)                                34,732,441
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 29.37%
          COLLATERAL FOR SECURITY LENDING                            10,311,838

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,311,838)           10,311,838
                                                                   ------------
SHORT-TERM INVESTMENTS - 0.78%

MUTUAL FUND - 0.78%
273,915   WELLS FARGO MONEY MARKET TRUST~                               273,915
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $273,915)                            273,915
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $40,867,000)*                              129.08%           $ 45,318,194
OTHER ASSETS AND LIABILITIES, NET                (29.08)            (10,210,820)
                                                 ------            ------------
TOTAL NET ASSETS                                 100.00%           $ 35,107,374
                                                 ======            ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

COMMON STOCK - 87.32%

BUSINESS SERVICES - 51.29%
103,090   AMDOCS LIMITED+                                            $ 2,864,871
 75,440   ASK JEEVES INCORPORATED+                                     2,695,471
 54,400   ASPEN TECHNOLOGY INCORPORATED+                                 444,448
 92,610   AUTODESK INCORPORATED                                        2,928,328
158,670   CITRIX SYSTEMS INCORPORATED+                                 3,430,446
 70,400   CNET NETWORKS INCORPORATED+                                    727,232
  6,900   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                    312,225
 34,340   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                 922,372
168,280   DOUBLECLICK INCORPORATED+                                    1,893,150
 51,370   EBAY INCORPORATED+                                           3,561,482
 24,600   F5 NETWORKS INCORPORATED+                                      832,710
 70,390   MERCURY INTERACTIVE CORPORATION+                             3,153,472
 90,630   MICROSOFT CORPORATION                                        2,263,031
 44,830   MICROSTRATEGY INCORPORATED CLASS A+                          2,389,439
 96,820   MONSTER WORLDWIDE INCORPORATED+                              2,536,684
105,250   NCR CORPORATION+                                             4,637,315
 18,470   NETEASE.COM INCORPORATED ADR+                                  919,621
262,040   NETWORK ASSOCIATES INCORPORATED+                             4,716,720
390,830   RED HAT INCORPORATED+                                        8,934,374
165,210   RETEK INCORPORATED+                                          1,248,988
 79,520   SAP AG                                                       3,125,931
320,610   SIEBEL SYSTEMS INCORPORATED+                                 3,690,221
101,380   SINA CORPORATION+                                            3,835,205
101,400   SYMANTEC CORPORATION+                                        4,694,820
 57,000   TREND MICRO INCORPORATED                                     1,972,413
 57,315   VERISIGN INCORPORATED+                                         950,856
 71,690   VERITAS SOFTWARE CORPORATION+                                1,929,178
 81,930   WIND RIVER SYSTEMS INCORPORATED+                               906,965
    216   YAHOO JAPAN CORPORATION+                                     2,595,281
130,590   YAHOO! INCORPORATED+                                         6,345,368

                                                                      81,458,617
                                                                     -----------

COMMUNICATIONS - 0.49%
 45,530   FOUNDRY NETWORKS INCORPORATED+                                 781,750
                                                                     -----------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 18.84%
 13,800   ADVANTEST CORPORATION                                     $  1,131,485
285,790   COMVERSE TECHNOLOGY INCORPORATED+                            5,184,231
 91,570   CYPRESS SEMICONDUCTOR+                                       1,874,438
 47,350   MICRON TECHNOLOGY INCORPORATED+                                791,218
193,440   MOTOROLA INCORPORATED                                        3,404,544
111,371   NATIONAL SEMICONDUCTOR CORPORATION+                          4,948,213
172,900   NETWORK APPLIANCE INCORPORATED+                              3,708,705
 33,780   NOKIA OYJ ADR                                                  685,058
  2,900   POWER INTEGRATIONS INCORPORATED+                                85,057
 20,010   RESEARCH IN MOTION LIMITED+                                  1,867,133
 42,320   SILICON LABORATORIES INCORPORATED+                           2,237,882
 67,030   SOHU.COM INCORPORATED+                                       1,668,377
 84,280   TELEFONAKTIEBOLAGET LM ERICSSON ADR+                         2,338,770

                                                                      29,925,111
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.03%
 31,770   AFFYMETRIX INCORPORATED+                                     1,072,238
 27,900   PHARMACOPEIA INCORPORATED+                                     561,348

                                                                       1,633,586
                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.89%
 64,000   SOFTBANK CORPORATION                                         2,995,915
                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.65%
 29,200   CDW CORPORATION                                              1,974,212
238,206   CISCO SYSTEMS INCORPORATED+                                  5,602,605
114,510   JUNIPER NETWORKS INCORPORATED+                               2,978,405

                                                                      10,555,222
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.64%
 82,516   AGILENT TECHNOLOGIES INCORPORATED+                           2,609,981
                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.98%
110,060   TYCO INTERNATIONAL LIMITED                                   3,153,219
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 3.51%
 22,340   SAMSUNG ELECTRONICS GDR++                                    5,573,064
                                                                    ------------

TOTAL COMMON STOCK (COST $119,244,635)                               138,686,465
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 49.08%
          COLLATERAL FOR SECURITY LENDING                             77,943,266

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $77,943,266)            77,943,266
                                                                    ------------

INVESTMENT COMPANIES - 3.12%
 25,870   I SHARES NASDAQ BIOTECH INDEX FUND+                          1,998,458
 74,720   SEMICONDUCTOR HOLDERS TRUST                                  2,951,440

TOTAL INVESTMENT COMPANIES (COST $5,000,066)                           4,949,898
                                                                    ------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                             VALUE

SHORT-TERM INVESTMENTS - 10.68%

MUTUAL FUND - 10.68%
16,968,395   WELLS FARGO MONEY MARKET TRUST~                       $ 16,968,395
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,968,395)                      16,968,395
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $219,156,362)*                150.20%                        $238,548,024
OTHER ASSETS AND LIABILITIES, NET   (50.20)                         (79,728,837)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $158,819,187
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                         STRIKE PRICE/
CONTRACTS                                               EXPIRATION DATE      VALUE
WRITTEN OPTIONS
   (385)    EBAY INCORPORATED CALL                     $75   07/17/2004   $   (88,550)
 (1,070)    FOUNDRY NETWORKS INCORPORATED PUT           20   06/19/2004      (406,600)
   (783)    MARVELL TECHNOLOGY GROUP LIMITED PUT        43   05/22/2004      (125,280)
 (1,560)    VERITAS SOFTWARE CORPORATION PUT            30   08/21/2004      (795,600)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $1,004,465)                       (1,416,030)
                                                                          -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO STOCK FUNDS    STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2004
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   DIVERSIFIED     DIVERSIFIED           EQUITY          EQUITY
                                                                        EQUITY       SMALL CAP           INCOME           INDEX
                                                                          FUND            FUND             FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................   $1,455,779,396   $ 428,116,961   $1,233,381,348   $ 398,715,003
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................                0               0                0      50,036,796
   INVESTMENTS IN AFFILIATES ................................                0               0                0      11,864,043
                                                                --------------   -------------   --------------   -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ...........    1,455,779,396     428,116,961    1,233,381,348     460,615,842
                                                                --------------   -------------   --------------   -------------
   CASH .....................................................                0               0                0          50,000
   RECEIVABLE FOR FUND SHARES ISSUED ........................          393,700          35,627          521,186         264,938
   RECEIVABLE FOR INVESTMENTS SOLD ..........................                0               0                0          22,108
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................                0               0                0         503,067
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ........                0               0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ........................                0               0           84,808               0
                                                                --------------   -------------   --------------   -------------
TOTAL ASSETS ................................................    1,456,173,096     428,152,588    1,233,987,342     461,455,955
                                                                --------------   -------------   --------------   -------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..                0               0                0           9,300
   PAYABLE FOR FUND SHARES REDEEMED .........................          218,804               0          275,893         129,660
   PAYABLE FOR INVESTMENTS PURCHASED ........................                0               0                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....          577,300         174,451          273,844         120,431
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................          112,987          37,279          135,110         127,810
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................                0               0                0      50,036,796
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................          165,406          52,909                0          42,661
TOTAL LIABILITIES ...........................................        1,074,497         264,639          684,847      50,466,658
                                                                --------------   -------------   --------------   -------------
TOTAL NET ASSETS ............................................   $1,455,098,599   $ 427,887,949   $1,233,302,495   $ 410,989,297
                                                                ==============   =============   ==============   =============
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................   $1,005,550,441   $ 341,882,106   $1,169,070,299   $ 226,880,107
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............        1,017,528        (832,271 )        943,233         744,636
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....       55,018,694      20,867,115       50,040,416       6,456,832
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
       LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........      393,511,936      65,970,999       13,248,547     176,960,197
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....                0               0                0         (52,475)
                                                                --------------   -------------   --------------   -------------
TOTAL NET ASSETS ............................................   $1,455,098,599   $ 427,887,949   $1,233,302,495   $ 410,989,297
                                                                --------------   -------------   --------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................   $   97,865,211             N/A   $  190,994,024   $ 349,964,700
   SHARES OUTSTANDING - CLASS A .............................        2,406,841             N/A        5,477,411       7,178,846
   NET ASSET VALUE PER SHARE - CLASS A ......................   $        40.66             N/A   $        34.87   $       48.75
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ............   $        43.14             N/A   $        37.00   $       51.72
   NET ASSETS - CLASS B .....................................   $   96,184,815             N/A   $   95,592,264   $  61,024,597
   SHARES OUTSTANDING - CLASS B .............................        2,439,591             N/A        2,742,263       1,254,435
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...   $        39.43             N/A   $        34.86   $       48.65
   NET ASSETS - CLASS C .....................................   $   11,675,976             N/A   $   12,994,135             N/A
   SHARES OUTSTANDING - CLASS C .............................          292,392             N/A          361,365             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...   $        39.93             N/A   $        35.96             N/A
   NET ASSETS - INSTITUTIONAL CLASS .........................   $1,249,372,597   $ 427,887,949   $  933,722,072             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................       30,725,216      31,736,544       26,812,489             N/A
   NET ASSET VALUE AND OFFERING PRICE PER
      SHARE - INSTITUTIONAL CLASS ...........................   $        40.66   $       13.48   $        34.82             N/A
                                                                --------------   -------------   --------------   -------------
INVESTMENTS AT COST .........................................   $1,062,267,460   $ 362,145,962   $1,220,132,801   $ 283,655,645
                                                                ==============   =============   ==============   =============
SECURITIES ON LOAN, AT MARKET VALUE .........................   $            0   $           0   $            0   $  48,154,110

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --                   WELLS FARGO STOCK FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       GROWTH                     INTERNATIONAL
                                                                       GROWTH          EQUITY             INDEX          EQUITY
                                                                         FUND            FUND              FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................   $ 177,942,124   $ 561,969,371   $ 1,062,200,960   $ 379,912,943
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................      29,725,174               0                 0      20,823,301
   INVESTMENTS IN AFFILIATES ................................       1,539,748               0                 0       5,801,872
                                                                -------------   -------------   ---------------   -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ...........     209,207,046     561,969,371     1,062,200,960     406,538,116
                                                                -------------   -------------   ---------------   -------------
   CASH .....................................................          50,000               0                 0          50,000
   RECEIVABLE FOR FUND SHARES ISSUED ........................          56,941          63,216            53,044         361,101
   RECEIVABLE FOR INVESTMENTS SOLD ..........................               0               0                 0               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................         104,600               0                 0       1,834,306
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ........               0               0                 0               0
   PREPAID EXPENSES AND OTHER ASSETS ........................               0               0                 0               0
                                                                -------------   -------------   ---------------   -------------
TOTAL ASSETS ................................................     209,418,587     562,032,587     1,062,254,004     408,783,523
                                                                -------------   -------------   ---------------   -------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..               0               0                 0               0
   PAYABLE FOR FUND SHARES REDEEMED .........................         184,239          57,879            53,945          31,564
   PAYABLE FOR INVESTMENTS PURCHASED ........................               0               0                 0         949,911
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....         136,416         235,487           145,905         394,397
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................          38,569          21,656             1,438          31,938
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................      29,725,174               0                 0      20,823,301
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................          52,074          12,972            30,255         148,608
TOTAL LIABILITIES ...........................................      30,136,472         327,994           231,543      22,379,719
                                                                -------------   -------------   ---------------   -------------
TOTAL NET ASSETS ............................................   $ 179,282,115   $ 561,704,593   $ 1,062,022,461   $ 386,403,804
                                                                =============   =============   ===============   =============
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................   $ 212,048,731   $ 354,275,437   $   776,462,086   $ 496,149,567
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............        (510,161)     (1,664,037)        3,569,465        (643,137)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....     (64,010,531)     (5,114,458)      (49,789,625)   (183,181,146)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
       LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........      31,754,076     214,207,651       331,780,535      74,078,520
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....               0               0                 0               0
                                                                -------------   -------------   ---------------   -------------
TOTAL NET ASSETS ............................................   $ 179,282,115   $ 561,704,593   $ 1,062,022,461   $ 386,403,804
                                                                -------------   -------------   ---------------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................   $ 133,517,501   $  20,955,813               N/A   $  61,703,604
   SHARES OUTSTANDING - CLASS A .............................      11,227,493         735,515               N/A       5,333,328
   NET ASSET VALUE PER SHARE - CLASS A ......................   $       11.89   $       28.49               N/A   $       11.57
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ............   $       12.62   $       30.23               N/A   $       12.28
   NET ASSETS - CLASS B .....................................   $   9,243,419   $  14,250,602               N/A   $  18,490,941
   SHARES OUTSTANDING - CLASS B .............................       1,140,052         537,279               N/A       1,661,983
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...   $        8.11   $       26.52               N/A   $       11.13
   NET ASSETS - CLASS C .....................................             N/A   $   3,698,286               N/A   $   3,006,594
   SHARES OUTSTANDING - CLASS C .............................             N/A         134,473               N/A         270,627
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...             N/A   $       27.50               N/A   $       11.11
   NET ASSETS - INSTITUTIONAL CLASS .........................   $  36,521,195   $ 522,799,892   $ 1,062,022,461   $ 303,202,665
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................       2,601,165      18,190,362        23,423,237      26,246,744
   NET ASSET VALUE AND OFFERING PRICE PER
      SHARE - INSTITUTIONAL CLASS ...........................   $       14.04   $       28.74   $         45.34   $       11.55
                                                                -------------   -------------   ---------------   -------------
INVESTMENTS AT COST .........................................   $ 177,452,970   $ 347,761,720   $   730,420,425   $ 332,495,651
                                                                =============   =============   ===============   =============
SECURITIES ON LOAN, AT MARKET VALUE .........................   $  28,908,296   $           0   $             0   $  20,122,632

                                                                   LARGE CAP     LARGE CAP     LARGE COMPANY
                                                                APPRECIATION         VALUE            GROWTH
                                                                        FUND          FUND              FUND
------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................   $ 23,119,595   $ 2,019,064   $ 2,832,121,215
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................              0             0                 0
   INVESTMENTS IN AFFILIATES ................................              0             0                 0
                                                                ------------   -----------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ...........     23,119,595     2,019,064     2,832,121,215
                                                                ------------   -----------   ---------------
   CASH .....................................................              0             0                 0
   RECEIVABLE FOR FUND SHARES ISSUED ........................            791             0           872,054
   RECEIVABLE FOR INVESTMENTS SOLD ..........................              0             0                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................              0             0                 0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ........              0         8,968                 0
   PREPAID EXPENSES AND OTHER ASSETS ........................              0        45,633                 0
                                                                ------------   -----------   ---------------
TOTAL ASSETS ................................................     23,120,386     2,073,665     2,832,993,269
                                                                ------------   -----------   ---------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..              0             0                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................          6,801             0           509,617
   PAYABLE FOR INVESTMENTS PURCHASED ........................              0             0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....          4,324             0           588,720
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................          4,657         2,171           346,072
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................              0             0                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................        101,183             0           697,749
TOTAL LIABILITIES ...........................................        116,965         2,171         2,142,158
                                                                ------------   -----------   ---------------
TOTAL NET ASSETS ............................................   $ 23,003,421   $ 2,071,494   $ 2,830,851,111
                                                                ============   ===========   ===============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
PAID-IN CAPITAL .............................................   $ 19,908,605   $ 2,011,439   $ 3,033,586,339
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............         (7,509)          579       (11,441,184)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....        443,516       (16,698)     (399,662,484)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
       LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ........      2,658,809        76,174       208,368,440
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....              0             0                 0
                                                                ------------   -----------   ---------------
TOTAL NET ASSETS ............................................   $ 23,003,421   $ 2,071,494   $ 2,830,851,111
                                                                ------------   -----------   ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................   $  2,041,634   $ 1,198,401   $   422,294,609
   SHARES OUTSTANDING - CLASS A .............................        202,735       105,134         8,882,890
   NET ASSET VALUE PER SHARE - CLASS A ......................   $      10.07   $     11.40   $         47.54
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ............   $      10.68   $     12.10   $         50.44
   NET ASSETS - CLASS B .....................................   $  1,587,344   $   517,687   $   255,208,355
   SHARES OUTSTANDING - CLASS B .............................        160,756        45,588         5,905,748
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...   $       9.87   $     11.36   $         43.21
   NET ASSETS - CLASS C .....................................   $    697,073   $   205,637   $    43,818,592
   SHARES OUTSTANDING - CLASS C .............................         70,563        18,115         1,012,080
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...   $       9.88   $     11.35   $         43.30
   NET ASSETS - INSTITUTIONAL CLASS .........................   $ 18,677,370   $   149,769   $ 2,109,529,555
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................      1,844,649        13,118        46,755,300
   NET ASSET VALUE AND OFFERING PRICE PER
      SHARE - INSTITUTIONAL CLASS ...........................   $      10.13   $     11.42   $         45.12
                                                                ------------   -----------   ---------------
INVESTMENTS AT COST .........................................   $ 20,460,786   $ 1,942,890   $ 2,623,752,775
                                                                ============   ===========   ===============
SECURITIES ON LOAN, AT MARKET VALUE .........................   $          0   $         0   $             0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS                   STATEMENT OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      MONTGOMERY
                                                                      MONTGOMERY   INSTITUTIONAL     MONTGOMERY
                                                                        EMERGING        EMERGING        MID CAP     MONTGOMERY
                                                                   MARKETS FOCUS         MARKETS         GROWTH      SMALL CAP
                                                                            FUND            FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $ 196,586,047    $100,641,007   $103,839,765   $105,278,083
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................       6,923,382      32,253,373     45,094,995     31,098,494
   INVESTMENTS IN AFFILIATES ...................................      27,307,922       3,722,699      2,375,339      2,344,387
                                                                   -------------    ------------   ------------   ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..............     230,817,351     136,617,079    151,310,099    138,720,964
                                                                   -------------    ------------   ------------   ------------
   CASH ........................................................               0               0         50,000              0
   FOREIGN CURRENCY, AT VALUE ..................................       5,730,124         706,311              0              0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................         241,399           4,000         96,778         12,407
   RECEIVABLE FOR INVESTMENTS SOLD .............................               0               0      2,009,892      1,071,658
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................         320,893         422,990          7,712          1,975
   PREPAID EXPENSES AND OTHER ASSETS ...........................               0               0         46,005         18,891
                                                                   -------------    ------------   ------------   ------------
TOTAL ASSETS ...................................................     237,109,767     137,750,380    153,520,486    139,825,895
                                                                   -------------    ------------   ------------   ------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................               0               0              0              0
   FOREIGN TAXES PAYABLE .......................................         299,640          52,000              0              0
   PAYABLE FOR FUND SHARES REDEEMED ............................         108,662               0         54,404              0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................               0               0      1,864,371      1,483,245
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......         240,709          52,705        108,771         90,598
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................          42,222           1,821         30,634         22,680
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................       6,923,382      32,253,373     45,094,995     31,098,494
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................         211,826          47,814              0              0
TOTAL LIABILITIES ..............................................       7,826,441      32,407,713     47,153,175     32,695,017
                                                                   -------------    ------------   ------------   ------------
TOTAL NET ASSETS ...............................................   $ 229,283,326    $105,342,667   $106,367,311   $107,130,878
                                                                   =============    ============   ============   ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................   $ 508,071,908    $126,992,593   $ 91,398,291   $ 96,385,943
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................        (367,488)        217,495       (432,244)      (538,835)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......    (307,012,177)    (49,642,786)      (316,082)    (2,650,478)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............      28,591,083      27,775,365     15,717,346     13,934,248
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
      AGREEMENTS, AND SHORT SALES ..............................               0               0              0              0
                                                                   -------------    ------------   ------------   ------------
TOTAL NET ASSETS ...............................................   $ 229,283,326    $105,342,667   $106,367,311   $107,130,878
                                                                   -------------    ------------   ------------   ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................   $ 169,245,060             N/A   $ 98,393,680   $102,589,069
   SHARES OUTSTANDING - CLASS A ................................       7,662,839             N/A     16,062,601      8,726,195
   NET ASSET VALUE PER SHARE - CLASS A .........................   $       22.09             N/A   $       6.13   $      11.76
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...............   $       23.44             N/A   $       6.50   $      12.48
   NET ASSETS - CLASS B ........................................   $   2,428,603             N/A   $  6,990,879   $    598,235
   SHARES OUTSTANDING - CLASS B ................................         111,062             N/A      1,169,804         51,203
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......   $       21.87             N/A   $       5.98   $      11.68
   NET ASSETS - CLASS C ........................................   $   3,068,894             N/A   $    982,752   $    211,602
   SHARES OUTSTANDING - CLASS C ................................         141,031             N/A        164,475         18,089
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......   $       21.76             N/A   $       5.98   $      11.70
   NET ASSETS - INSTITUTIONAL CLASS ............................   $  54,540,769             N/A            N/A   $  3,731,972
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................       2,481,794             N/A            N/A        316,986
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
      CLASS ....................................................   $       21.98             N/A            N/A   $      11.77
   NET ASSETS - SELECT CLASS ...................................             N/A    $105,342,667            N/A            N/A
   SHARES OUTSTANDING - SELECT CLASS ...........................             N/A       1,935,170            N/A            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
      CLASS ....................................................             N/A    $      54.44            N/A            N/A
                                                                   -------------    ------------   ------------   ------------
INVESTMENTS AT COST ............................................   $ 202,292,061    $108,853,791   $135,592,753   $124,786,716
                                                                   =============    ============   ============   ============
FOREIGN CURRENCIES AT COST .....................................   $   5,666,096    $    700,767   $          0   $          0
SECURITIES ON LOAN, AT MARKET VALUE ............................   $   6,713,095    $ 31,165,848   $ 42,702,707   $ 24,492,447
PREMIUMS RECEIVED ON WRITTEN OPTIONS ...........................   $           0    $          0   $          0   $          0

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --                   WELLS FARGO STOCK FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SIFE
                                                                    SPECIALIZED           SMALL           SMALL          SMALL
                                                                      FINANCIAL             CAP             CAP        COMPANY
                                                                       SERVICES          GROWTH   OPPORTUNITIES         GROWTH
                                                                           FUND            FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $558,720,726   $ 164,980,346    $463,423,666   $521,969,084
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................     33,978,229      51,584,074      83,270,428              0
   INVESTMENTS IN AFFILIATES ...................................              0       1,754,234      30,112,737              0
                                                                   ------------   -------------    ------------   ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..............    592,698,955     218,318,654     576,806,831    521,969,084
                                                                   ------------   -------------    ------------   ------------
   CASH ........................................................          1,827          50,000          50,000              0
   FOREIGN CURRENCY, AT VALUE ..................................              0               0               0              0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................         19,065         526,989          28,322          1,017
   RECEIVABLE FOR INVESTMENTS SOLD .............................     10,808,633       1,672,347       3,632,449              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................        996,894           2,478         114,555              0
   PREPAID EXPENSES AND OTHER ASSETS ...........................              0               0               0         38,479
                                                                   ------------   -------------    ------------   ------------
TOTAL ASSETS ...................................................    604,525,374     220,570,468     580,632,157    522,008,580
                                                                   ------------   -------------    ------------   ------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................        345,000               0               0              0
   FOREIGN TAXES PAYABLE .......................................              0               0               0              0
   PAYABLE FOR FUND SHARES REDEEMED ............................        113,737          94,759              40              0
   PAYABLE FOR INVESTMENTS PURCHASED ...........................     12,828,750       2,170,306       2,069,045              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......        487,410         147,083         442,340        104,506
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................        132,934          55,013          42,807         45,777
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................     33,978,229      51,584,074      83,270,428              0
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................        266,778          28,684          17,036              0
TOTAL LIABILITIES ..............................................     48,152,838      54,079,919      85,841,696        150,283
                                                                   ------------   -------------    ------------   ------------
TOTAL NET ASSETS ...............................................   $556,372,536   $ 166,490,549    $494,790,461   $521,858,297
                                                                   ============   =============    ============   ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................   $428,822,805   $ 444,123,848    $374,465,523   $507,595,548
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................        179,146        (997,734)       (573,964)    (2,935,282)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......     37,369,554    (297,748,705)     41,957,349    (18,870,178)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............     89,977,116      21,113,140      78,941,553     36,068,209
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
      AGREEMENTS, AND SHORT SALES ..............................         23,915               0               0              0
                                                                   ------------   -------------    ------------   ------------
TOTAL NET ASSETS ...............................................   $556,372,536   $ 166,490,549    $494,790,461   $521,858,297
                                                                   ------------   -------------    ------------   ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................   $537,605,650   $  70,189,249             N/A   $    103,023
   SHARES OUTSTANDING - CLASS A ................................    135,005,061       4,314,804             N/A          3,644
   NET ASSET VALUE PER SHARE - CLASS A .........................   $       3.98   $       16.27             N/A   $      28.27
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...............   $       4.22   $       17.26             N/A   $      29.99
   NET ASSETS - CLASS B ........................................   $ 16,551,520   $  28,932,784             N/A   $     25,787
   SHARES OUTSTANDING - CLASS B ................................      4,170,636       1,876,251             N/A            913
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......   $       3.97   $       15.42             N/A   $      28.24
   NET ASSETS - CLASS C ........................................   $  2,215,366   $  11,475,807             N/A   $     24,786
   SHARES OUTSTANDING - CLASS C ................................        560,518         744,947             N/A            878
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......   $       3.95   $       15.40             N/A   $      28.23
   NET ASSETS - INSTITUTIONAL CLASS ............................            N/A   $  55,892,709    $494,790,461   $521,704,701
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................            N/A       3,353,077      15,201,733     18,446,206
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
      CLASS ....................................................            N/A   $       16.67    $      32.55   $      28.28
   NET ASSETS - SELECT CLASS ...................................            N/A             N/A             N/A            N/A
   SHARES OUTSTANDING - SELECT CLASS ...........................            N/A             N/A             N/A            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
      CLASS ....................................................            N/A             N/A             N/A            N/A
                                                                   ------------   -------------    ------------   ------------
INVESTMENTS AT COST ............................................   $502,721,839   $ 197,205,514    $497,865,278   $485,900,875
                                                                   ============   =============    ============   ============
FOREIGN CURRENCIES AT COST .....................................   $          0   $           0    $          0   $          0
SECURITIES ON LOAN, AT MARKET VALUE ............................   $ 33,032,792   $  48,926,605    $ 79,691,903   $          0
PREMIUMS RECEIVED ON WRITTEN OPTIONS ...........................   $    368,915   $           0    $          0   $          0

                                                                         SMALL   SPECIALIZED
                                                                       COMPANY        HEALTH     SPECIALIZED
                                                                         VALUE      SCIENCES      TECHNOLOGY
                                                                          FUND          FUND            FUND
------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................   $85,468,891   $34,732,441   $ 143,636,363
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................             0    10,311,838      77,943,266
   INVESTMENTS IN AFFILIATES ...................................             0       273,915      16,968,395
                                                                   -----------   -----------   -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..............    85,468,891    45,318,194     238,548,024
                                                                   -----------   -----------   -------------
   CASH ........................................................             0       150,000         150,000
   FOREIGN CURRENCY, AT VALUE ..................................             0             0               0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................       125,377        57,808         521,508
   RECEIVABLE FOR INVESTMENTS SOLD .............................             0             0         818,714
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................             0        11,076          59,763
   PREPAID EXPENSES AND OTHER ASSETS ...........................             0             0         248,573
                                                                   -----------   -----------   -------------
TOTAL ASSETS ...................................................    85,594,268    45,537,078     240,346,582
                                                                   -----------   -----------   -------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ....................................             0             0       1,416,030
   FOREIGN TAXES PAYABLE .......................................             0             0               0
   PAYABLE FOR FUND SHARES REDEEMED ............................        29,237        48,988          97,869
   PAYABLE FOR INVESTMENTS PURCHASED ...........................             0             0       1,558,778
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......        19,156        34,893         450,822
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................        20,986        22,134          60,630
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................             0    10,311,838      77,943,266
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................        14,826        11,851               0
TOTAL LIABILITIES ..............................................        84,205    10,429,704      81,527,395
                                                                   -----------   -----------   -------------
TOTAL NET ASSETS ...............................................   $85,510,063   $35,107,374   $ 158,819,187
                                                                   ===========   ===========   =============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................   $69,077,807   $35,152,640   $ 360,702,768
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................       (99,283)     (266,450)     (1,398,140)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......     2,493,476    (4,230,658)   (219,465,941)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............    14,038,063     4,451,842      19,392,065
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
      AGREEMENTS, AND SHORT SALES ..............................             0             0        (411,565)
                                                                   -----------   -----------   -------------
TOTAL NET ASSETS ...............................................   $85,510,063   $35,107,374   $ 158,819,187
                                                                   -----------   -----------   -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................   $20,907,242   $14,016,293   $ 118,571,442
   SHARES OUTSTANDING - CLASS A ................................     1,561,828     1,291,329      26,967,454
   NET ASSET VALUE PER SHARE - CLASS A .........................   $     13.39   $     10.85   $        4.40
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...............   $     14.21   $     11.51   $        4.67
   NET ASSETS - CLASS B ........................................   $10,624,561   $18,541,605   $  33,649,646
   SHARES OUTSTANDING - CLASS B ................................       807,572     1,748,292       7,859,347
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......   $     13.16   $     10.61   $        4.28
   NET ASSETS - CLASS C ........................................   $ 2,539,685   $ 2,549,476   $   6,598,099
   SHARES OUTSTANDING - CLASS C ................................       193,088       240,074       1,543,624
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......   $     13.15   $     10.62   $        4.27
   NET ASSETS - INSTITUTIONAL CLASS ............................   $51,438,575           N/A             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................     3,826,478           N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
      CLASS ....................................................   $     13.44           N/A             N/A
   NET ASSETS - SELECT CLASS ...................................           N/A           N/A             N/A
   SHARES OUTSTANDING - SELECT CLASS ...........................           N/A           N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
      CLASS ....................................................           N/A           N/A             N/A
                                                                   -----------   -----------   -------------
INVESTMENTS AT COST ............................................   $71,430,828   $40,867,000   $ 219,156,362
                                                                   ===========   ===========   =============
FOREIGN CURRENCIES AT COST .....................................   $         0   $         0   $           0
SECURITIES ON LOAN, AT MARKET VALUE ............................   $         0   $ 9,996,395   $  75,132,272
PREMIUMS RECEIVED ON WRITTEN OPTIONS ...........................   $         0   $         0   $   1,004,465

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS                               STATEMENT OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                DIVERSIFIED   DIVERSIFIED         EQUITY        EQUITY
                                                                     EQUITY     SMALL CAP         INCOME         INDEX
                                                                       FUND          FUND           FUND          FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................   $  10,826,274   $ 1,389,592   $ 15,336,308   $ 3,405,563
   INTEREST ...............................................           4,116         2,776         11,745         3,447
   INCOME FROM AFFILIATED SECURITIES ......................               0             0              0       103,838
   SECURITIES LENDING INCOME ..............................               0             0              0        18,729
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...      (3,525,369)   (1,044,962)    (3,439,883)            0
                                                              -------------   -----------   ------------   -----------
TOTAL INVESTMENT INCOME ...................................       7,305,021       347,406     11,908,170     3,531,577
                                                              -------------   -----------   ------------   -----------

EXPENSES
   ADVISORY FEES ..........................................       1,788,243       454,574              0       436,533
   ADMINISTRATION FEES
      FUND LEVEL ..........................................         357,649        90,915        310,058       100,965
      CLASS A .............................................         124,806           N/A        256,800       479,258
      CLASS B .............................................         136,443           N/A        139,158        86,147
      CLASS C .............................................          15,240           N/A         17,038           N/A
      INSTITUTIONAL CLASS .................................       1,233,102       363,660        945,237           N/A
   CUSTODY FEES ...........................................               0             0              0        40,386
   SHAREHOLDER SERVICING FEES .............................         246,865       181,830        368,746       504,827
   ACCOUNTING FEES ........................................          50,798        20,391         45,373        21,537
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................         365,471           N/A        372,744       230,752
      CLASS C .............................................          40,822           N/A         45,636           N/A
   AUDIT FEES .............................................           4,262         4,011          3,761         9,324
   LEGAL FEES .............................................           8,969         8,967          8,969         8,967
   REGISTRATION FEES ......................................          30,631        20,384         26,634         4,626
   SHAREHOLDER REPORTS ....................................         112,245         8,846         99,499        32,655
   TRUSTEES' FEES .........................................           3,195         3,195          3,195         2,088
   OTHER FEES AND EXPENSES ................................          40,238         3,186         47,349        12,878
                                                              -------------   -----------   ------------   -----------
TOTAL EXPENSES ............................................       4,558,979     1,159,959      2,690,197     1,970,943
                                                              -------------   -----------   ------------   -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........        (275,531)      (23,026)      (107,948)     (409,792)
   NET EXPENSES ...........................................       4,283,448     1,136,933      2,582,249     1,561,151
                                                              -------------   -----------   ------------   -----------
NET INVESTMENT INCOME (LOSS) ..............................       3,021,573      (789,527)     9,325,921     1,970,426
                                                              -------------   -----------   ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................               0             0              0     5,901,854
   FUTURES TRANSACTIONS ...................................               0             0              0       988,821
   AFFILIATED SECURITIES ..................................               0             0              0        43,514
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..........................................      69,880,086    24,349,729     65,702,778             0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..       1,463,916       967,441              0             0
                                                              -------------   -----------   ------------   -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................      71,344,002    25,317,170     65,702,778     6,934,189
                                                              -------------   -----------   ------------   -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................               0             0              0    41,054,520
   FUTURES TRANSACTIONS ...................................               0             0              0       252,538
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..........................................     117,855,186    35,305,656    118,079,420             0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
      ALLOCATED FROM MASTER PORTFOLIOS ....................       4,556,280       566,073              0             0
                                                              -------------   -----------   ------------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ............................................     122,411,466    35,871,729    118,079,420    41,307,058
                                                              =============   ===========   ============   ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....     193,755,468    61,188,899    183,782,198    48,241,247
                                                              -------------   -----------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................   $ 196,777,041   $60,399,372   $193,108,119   $50,211,673
                                                              =============   ===========   ============   ===========

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .............   $     200,550   $     1,634   $     68,123   $         0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                               WELLS FARGO STOCK FUNDS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 GROWTH                  INTERNATIONAL
                                                                   GROWTH        EQUITY          INDEX          EQUITY
                                                                     FUND          FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...........................................   $   618,833   $ 2,583,556   $  8,588,824    $ 2,458,839
   INTEREST ...............................................            86         1,601          6,999            284
   INCOME FROM AFFILIATED SECURITIES ......................        12,318             0              0         36,592
   SECURITIES LENDING INCOME ..............................        14,374             0              0         16,586
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...             0    (1,896,450)      (240,712)             0
                                                              -----------   -----------   ------------   ------------
TOTAL INVESTMENT INCOME ...................................       645,611       688,707      8,355,111      2,512,301
                                                              -----------   -----------   ------------   ------------

EXPENSES
   ADVISORY FEES ..........................................       700,982       675,776              0      1,884,298
   ADMINISTRATION FEES
      FUND LEVEL ..........................................        46,732       135,155        245,335         94,215
      CLASS A .............................................       188,145        26,502            N/A         84,369
      CLASS B .............................................        14,880        20,831            N/A         26,851
      CLASS C .............................................           N/A         4,854            N/A          4,071
      INSTITUTIONAL CLASS .................................        41,911       503,344        981,339        294,509
   CUSTODY FEES ...........................................        18,693             0              0        188,430
   SHAREHOLDER SERVICING FEES .............................       181,272        46,596              0        102,938
   ACCOUNTING FEES ........................................        15,354        25,434         37,995         20,767
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................        39,856        55,797            N/A         71,923
      CLASS C .............................................           N/A        13,002            N/A         10,904
   AUDIT FEES .............................................         9,024         4,262          3,759          9,776
   LEGAL FEES .............................................         8,967         8,969          8,967          8,969
   REGISTRATION FEES ......................................         4,224        36,525         28,962          8,546
   SHAREHOLDER REPORTS ....................................        30,168        37,636         51,052         13,077
   TRUSTEES' FEES .........................................         2,088         3,195          3,195          2,088
   OTHER FEES AND EXPENSES ................................        22,835        14,439         17,689          6,961
                                                              -----------   -----------   ------------   ------------
TOTAL EXPENSES ............................................     1,325,131     1,612,317      1,378,293      2,832,692
                                                              -----------   -----------   ------------   ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........      (169,359)      (30,851)      (392,328)      (290,357)
   NET EXPENSES ...........................................     1,155,772     1,581,466        985,965      2,542,335
                                                              -----------   -----------   ------------    -----------
NET INVESTMENT INCOME (LOSS) ..............................      (510,161)     (892,759)     7,369,146        (30,034)
                                                              -----------   -----------   ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................    13,938,000             0              0      9,785,313
   FUTURES TRANSACTIONS ...................................             0             0              0              0
   AFFILIATED SECURITIES ..................................             0             0              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..........................................             0    39,590,532      4,054,044              0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..             0       556,261        728,454              0
                                                              -----------   -----------   ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................    13,938,000    40,146,793      4,782,498      9,785,313
                                                              -----------   -----------   ------------    -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................     7,549,180             0              0     50,369,210
   FUTURES TRANSACTIONS ...................................             0             0              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..........................................             0    36,761,836    107,102,601              0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
      ALLOCATED FROM MASTER PORTFOLIOS ....................             0       254,435        203,513              0
                                                              -----------   -----------   ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ............................................     7,549,180    37,016,271    107,306,114     50,369,210
                                                              ===========   ===========   ============    ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....    21,487,180    77,163,064    112,088,612     60,154,523
                                                              -----------   -----------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................   $20,977,019   $76,270,305   $119,457,758    $60,124,489
                                                              ===========   ===========   ============    ===========

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .............   $     3,099   $   138,914   $          0    $   300,351

                                                                 LARGE CAP   LARGE CAP   LARGE COMPANY
                                                              APPRECIATION       VALUE          GROWTH
                                                                      FUND        FUND            FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................    $  124,566    $  7,165    $  8,998,190
   INTEREST ...............................................             9           0           1,124
   INCOME FROM AFFILIATED SECURITIES ......................             0           0               0
   SECURITIES LENDING INCOME ..............................             0           0               0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...       (61,907)     (2,300)     (9,056,535)
                                                               ----------    --------    ------------
TOTAL INVESTMENT INCOME ...................................        62,668       4,865         (57,221)
                                                               ----------    --------    ------------

EXPENSES
   ADVISORY FEES ..........................................             0           0               0
   ADMINISTRATION FEES
      FUND LEVEL ..........................................         5,583         212         678,295
      CLASS A .............................................         2,273         755         562,828
      CLASS B .............................................         2,205         327         365,360
      CLASS C .............................................           834          70          61,685
      INSTITUTIONAL CLASS .................................        18,537          24       2,006,129
   CUSTODY FEES ...........................................             0           0               0
   SHAREHOLDER SERVICING FEES .............................         4,743       1,029         883,815
   ACCOUNTING FEES ........................................        10,663      19,076          87,352
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................         5,906         877         978,643
      CLASS C .............................................         2,235         188         165,227
   AUDIT FEES .............................................         6,517       3,459           3,761
   LEGAL FEES .............................................         8,567       8,969           8,969
   REGISTRATION FEES ......................................           300      21,016         156,425
   SHAREHOLDER REPORTS ....................................           100       4,693         115,826
   TRUSTEES' FEES .........................................         3,195       3,009           3,195
   OTHER FEES AND EXPENSES ................................         1,354       1,354          42,264
                                                               ----------    --------    ------------
TOTAL EXPENSES ............................................        73,012      65,058       6,119,774
                                                               ----------    --------    ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........       (10,377)    (61,029)       (312,602)
   NET EXPENSES ...........................................        62,635       4,029       5,807,172
                                                               ----------    --------    ------------
NET INVESTMENT INCOME (LOSS) ..............................            33         836      (5,864,393)
                                                               ----------    ---------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................             0           0               0
   FUTURES TRANSACTIONS ...................................             0           0               0
   AFFILIATED SECURITIES ..................................             0           0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..........................................     1,765,158     (16,729)     21,045,631
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..             0           0               0
                                                               ----------    --------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................     1,765,158     (16,729)     21,045,631
                                                               ----------    --------    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................             0           0               0
   FUTURES TRANSACTIONS ...................................             0           0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..........................................       828,910      77,559     184,767,661
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
      ALLOCATED FROM MASTER PORTFOLIOS ....................             0           0               0
                                                               ----------    --------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ............................................       828,910      77,559     184,767,661
                                                               ==========    ========    ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....     2,594,068      60,830     205,813,292
                                                               ----------    --------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................    $2,594,101    $ 61,666    $199,948,899
                                                               ==========    ========    ============

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .............    $      163    $      0    $    285,106

WELLS FARGO STOCK FUNDS                               STATEMENT OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         MONTGOMERY
                                                                         MONTGOMERY   INSTITUTIONAL    MONTGOMERY
                                                                           EMERGING        EMERGING       MID CAP    MONTGOMERY
                                                                      MARKETS FOCUS         MARKETS        GROWTH     SMALL CAP
                                                                               FUND            FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS (1) ..................................................    $ 1,377,041     $ 1,041,065    $   278,283   $   120,911
   INTEREST .......................................................          3,495           1,226             30            28
   INCOME FROM AFFILIATED SECURITIES ..............................         77,635           8,233         12,591         6,869
   SECURITIES LENDING INCOME ......................................         22,566           8,865         17,304        16,123
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........              0               0              0             0
                                                                       -----------     -----------    -----------   -----------
TOTAL INVESTMENT INCOME ...........................................      1,480,737       1,059,389        308,208       143,931
                                                                       -----------     -----------    -----------   -----------
EXPENSES

   ADVISORY FEES ..................................................      1,082,515         531,823        379,795       439,268
   ADMINISTRATION FEES
      FUND LEVEL ..................................................         49,205          24,174         25,320        24,404
      CLASS A .....................................................        212,088             N/A        132,067       132,515
      CLASS B .....................................................          1,746             N/A          8,609           527
      CLASS C .....................................................          2,572             N/A          1,114           187
      SELECT CLASS ................................................            N/A          48,347            N/A           N/A
      INSTITUTIONAL CLASS .........................................         42,245             N/A            N/A         2,452
   CUSTODY FEES ...................................................        246,026         121,533         10,128         9,761
   SHAREHOLDER SERVICING FEES .....................................        193,220               0        126,598       120,180
   ACCOUNTING FEES ................................................         24,662          12,782         12,913        21,834
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .....................................................          4,677             N/A         23,059         1,411
      CLASS C .....................................................          6,891             N/A          2,984           501
   AUDIT FEES .....................................................          9,776           9,776          4,513         8,773
   LEGAL FEES .....................................................          8,969           8,969          8,969         8,969
   REGISTRATION FEES ..............................................          7,521           7,521          1,208         7,521
   SHAREHOLDER REPORTS ............................................         20,055          11,029            721         9,525
   TRUSTEES' FEES .................................................          2,088           2,088          2,088         2,088
   OTHER FEES AND EXPENSES ........................................          7,614           2,790            366         1,755
                                                                       -----------     -----------    -----------   -----------
TOTAL EXPENSES ....................................................      1,921,870         780,832        740,452       791,671
                                                                       -----------     -----------    -----------   -----------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................       (105,706)       (175,453)             0      (108,905
   NET EXPENSES ...................................................      1,816,164         605,379        740,452       682,766
                                                                       -----------     -----------    -----------   -----------
NET INVESTMENT INCOME (LOSS) ......................................       (335,427)        454,010       (432,244)     (538,835
                                                                       -----------     -----------    -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .................................................     33,803,981      12,631,192     16,535,157    13,264,613
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........              0               0              0             0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......              0               0              0             0
                                                                       -----------     -----------    -----------   -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................     33,803,981      12,631,192     16,535,157    13,264,613
                                                                       -----------     -----------    -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .................................................      4,002,730      11,471,444      2,389,206     8,042,469
   FORWARD FOREIGN CURRENCY CONTRACTS .............................         41,907         242,080              0             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........              0               0              0             0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......              0               0              0             0
                                                                       -----------     -----------    -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      4,044,637      11,713,524      2,389,206     8,042,469
                                                                       ===========     ===========    ===========   ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     37,848,618      24,344,716     18,924,363    21,307,082
                                                                       -----------     -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $37,513,191     $24,798,726    $18,492,119   $20,768,247
                                                                       ===========     ===========    ===========   ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................    $   226,470     $   162,526    $         0   $       433

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  --                              WELLS FARGO STOCK FUNDS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SIFE
                                                                       SPECIALIZED         SMALL           SMALL         SMALL
                                                                         FINANCIAL           CAP             CAP       COMPANY
                                                                          SERVICES        GROWTH   OPPORTUNITIES        GROWTH
                                                                              FUND          FUND            FUND          FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS (1) ..................................................   $  5,972,835   $   214,132    $ 1,886,193    $   546,839
   INTEREST .......................................................        115,240            74            284            208
   INCOME FROM AFFILIATED SECURITIES ..............................              0        10,188        192,829              0
   SECURITIES LENDING INCOME ......................................         15,891        29,763         51,272              0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........              0             0              0     (2,077,619)
                                                                      ------------   -----------    -----------    -----------
TOTAL INVESTMENT INCOME ...........................................      6,103,966       254,157      2,130,578     (1,530,572)
                                                                      ------------   -----------    -----------    -----------
EXPENSES

   ADVISORY FEES ..................................................      2,652,295       727,025      2,028,407              0
   ADMINISTRATION FEES
      FUND LEVEL ..................................................        139,594        40,390        112,689        125,612
      CLASS A .....................................................        752,223        91,231            N/A             28
      CLASS B .....................................................         26,531        40,997            N/A              8
      CLASS C .....................................................          2,975        15,240            N/A              8
      SELECT CLASS ................................................            N/A           N/A            N/A            N/A
      INSTITUTIONAL CLASS .........................................            N/A        56,227        450,757        502,417
   CUSTODY FEES ...................................................         55,838        16,156         45,076              0
   SHAREHOLDER SERVICING FEES .....................................        697,972       159,781        225,378        251,249
   ACCOUNTING FEES ................................................         25,940        14,631         22,873         24,346
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .....................................................         71,064       109,813            N/A             22
      CLASS C .....................................................          7,969        40,820            N/A             21
   AUDIT FEES .....................................................         12,536         8,775          8,773          3,761
   LEGAL FEES .....................................................          8,969         8,967          8,967          8,969
   REGISTRATION FEES ..............................................         37,603        14,345          2,988          1,932
   SHAREHOLDER REPORTS ............................................         75,206        20,333         18,031         31,033
   TRUSTEES' FEES .................................................          2,586         2,088          2,088          3,195
   OTHER FEES AND EXPENSES ........................................         45,214         9,869          6,852         13,028
                                                                      ------------   -----------    -----------    -----------
TOTAL EXPENSES ....................................................      4,614,515     1,376,688      2,932,879        965,629
                                                                      ------------   -----------    -----------    -----------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................       (766,337)     (124,797)      (228,337)       (28,472)
   NET EXPENSES ...................................................      3,848,178     1,251,891      2,704,542        937,157
                                                                      ------------   -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ......................................      2,255,788      (997,734)      (573,964)    (2,467,729)
                                                                      ------------   -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .................................................     48,532,310     29,288,759     49,602,082         58,217
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........       (526,869)             0              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......              0              0              0     72,424,923
                                                                      ------------   ------------    -----------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................     48,005,441     29,288,759     49,602,082     72,483,140
                                                                      ------------   ------------    -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .................................................     28,116,391      7,507,599     36,555,849              0
   FORWARD FOREIGN CURRENCY CONTRACTS .............................              0              0              0              0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........       (197,066)             0              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......              0              0              0     10,398,009
                                                                      ------------   ------------    -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ....................................................     27,919,325      7,507,599     36,555,849     10,398,009
                                                                      ============   ============    ===========    ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     75,924,766     36,796,358     86,157,931     82,881,149
                                                                      ------------   ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 78,180,554   $ 35,798,624    $85,583,967    $80,413,420
                                                                      ============   ============    ===========    ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................   $          0   $      1,017    $     2,042    $     6,887

                                                                            SMALL   SPECIALIZED
                                                                          COMPANY        HEALTH   SPECIALIZED
                                                                            VALUE      SCIENCES    TECHNOLOGY
                                                                             FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS (1) ..................................................   $   399,550    $   82,515   $    59,711
   INTEREST .......................................................            27            14           771
   INCOME FROM AFFILIATED SECURITIES ..............................             0         3,927        57,990
   SECURITIES LENDING INCOME ......................................             0         1,018        51,188
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........      (259,895)            0             0
                                                                      -----------    ----------   -----------
TOTAL INVESTMENT INCOME ...........................................       139,682        87,474       169,660
                                                                      -----------    ----------   -----------
EXPENSES

   ADVISORY FEES ..................................................             0       159,799       846,945
   ADMINISTRATION FEES
      FUND LEVEL ..................................................        17,232         8,410        40,331
      CLASS A .....................................................        19,828        18,585       167,512
      CLASS B .....................................................        13,009        25,095        48,145
      CLASS C .....................................................         2,855         3,419        10,195
      SELECT CLASS ................................................           N/A           N/A           N/A
      INSTITUTIONAL CLASS .........................................        43,433           N/A           N/A
   CUSTODY FEES ...................................................             0        11,775        56,463
   SHAREHOLDER SERVICING FEES .....................................        53,585        42,052       201,654
   ACCOUNTING FEES ................................................        11,991        10,985        14,624
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .....................................................        34,847        67,218       128,958
      CLASS C .....................................................         7,648         9,157        27,309
   AUDIT FEES .....................................................         8,524         4,513         7,521
   LEGAL FEES .....................................................         8,969         8,969         8,967
   REGISTRATION FEES ..............................................        90,521        10,561        27,783
   SHAREHOLDER REPORTS ............................................           752         1,290         5,841
   TRUSTEES' FEES .................................................         3,195         2,088         2,088
   OTHER FEES AND EXPENSES ........................................         2,908         2,020         1,652
                                                                      -----------    ----------   -----------
TOTAL EXPENSES ....................................................       319,297       385,936     1,595,988
                                                                      -----------    ----------   -----------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................       (91,859)      (32,016)      (28,188)
   NET EXPENSES ...................................................       227,438       353,920     1,567,800
                                                                      -----------    ----------   -----------
NET INVESTMENT INCOME (LOSS) ......................................       (87,756)     (266,446)   (1,398,140)
                                                                      -----------    ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

-------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .................................................             0     3,722,269    22,963,062
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........             0      (122,979)   (1,521,345)
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......     2,888,140             0             0
                                                                      -----------    ----------   -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................     2,888,140     3,599,290    21,441,717
                                                                      -----------    ----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .................................................             0     1,034,308    (2,551,629)
   FORWARD FOREIGN CURRENCY CONTRACTS .............................             0             0        (1,236)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........             0             0      (411,565)
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......     9,039,090             0             0
                                                                      -----------    ----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ....................................................     9,039,090     1,034,308    (2,964,430)
                                                                      ===========    ==========   ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............    11,927,230     4,633,598    18,477,287
                                                                      -----------    ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $11,839,474    $4,367,152   $17,079,147
                                                                      ===========    ==========   ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................   $         0    $      161   $     1,971

WELLS FARGO STOCK FUNDS                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    DIVERSIFIED EQUITY FUND
                                                                            -------------------------------------
                                                                                 (UNAUDITED)
                                                                                     FOR THE              FOR THE
                                                                            SIX MONTHS ENDED           YEAR ENDED
                                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................    $1,330,747,695      $1,164,638,682

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         3,021,573           7,168,483
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................        71,344,002          22,318,010
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       122,411,466         231,042,105
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       196,777,041         260,528,598
                                                                             --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ...........................................................          (578,321)           (209,237)
      CLASS B ...........................................................                 0                   0
      CLASS C ...........................................................            (9,113)                  0
      CLASS O ...........................................................               N/A                 N/A
      INSTITUTIONAL CLASS ...............................................       (10,528,516)         (7,013,682)
      SELECT CLASS ......................................................               N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                 0                   0
      CLASS B ...........................................................                 0                   0
      CLASS C ...........................................................                 0                   0
      CLASS O ...........................................................               N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                 0                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................        16,602,033          18,321,626
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................           563,843             205,208
   COST OF SHARES REDEEMED - CLASS A ....................................        (6,712,252)        (13,092,727)
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................        10,453,624           5,434,107
                                                                             --------------      --------------

   PROCEEDS FROM SHARES SOLD - CLASS B ..................................         4,791,181           9,387,186
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                 0                   0
   COST OF SHARES REDEEMED - CLASS B ....................................       (13,983,680)        (19,991,943)
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................        (9,192,499)        (10,604,757)
                                                                             --------------      --------------

PROCEEDS FROM SHARES SOLD - CLASS C .....................................         2,023,865           3,393,955
REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................             8,799                   0
COST OF SHARES REDEEMED - CLASS C .......................................        (1,219,059)         (2,197,062)
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................           813,605           1,196,893
                                                                             --------------      --------------
   PROCEEDS FROM SHARES SOLD - CLASS O ..................................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS O ..............................               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O ....................................               N/A                 N/A
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS O .................................               N/A                 N/A
                                                                             --------------      --------------

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................        44,281,690         124,266,578
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................         9,771,273           6,469,293
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................      (117,437,880)       (213,958,780)
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................       (63,384,917)        (83,222,909)
                                                                             --------------      --------------

   PROCEEDS FROM SHARES SOLD - SELECT CLASS .............................               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .........................               N/A                 N/A
   COST OF SHARES REDEEMED - SELECT CLASS ...............................               N/A                 N/A
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............................               N/A                 N/A
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................       (61,310,187)        (87,196,666)
                                                                             --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................       124,350,904         166,109,013
                                                                             ==============      ==============
NET ASSETS:
---------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .......................................................    $1,455,098,599      $1,330,747,695
                                                                             --------------      --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................    $    1,017,528      $    9,111,905
                                                                             ==============      ==============


(1)   "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS. SEE
      NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                    WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                DIVERSIFIED SMALL CAP FUND
                                                                            -------------------------------------
                                                                                 (UNAUDITED)
                                                                                     FOR THE              FOR THE
                                                                            SIX MONTHS ENDED           YEAR ENDED
                                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                            ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................     $285,649,964        $192,986,629

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         (789,527)           (290,409)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       25,317,170          14,613,951
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       35,871,729          49,198,855
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       60,399,372          63,522,397
                                                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ...........................................................              N/A                 N/A
      CLASS B ...........................................................              N/A                 N/A
      CLASS C ...........................................................              N/A                 N/A
      CLASS O ...........................................................              N/A                 N/A
      INSTITUTIONAL CLASS ...............................................              (10)                  0
      SELECT CLASS ......................................................              N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................              N/A                 N/A
      CLASS B ...........................................................              N/A                 N/A
      CLASS C ...........................................................              N/A                 N/A
      CLASS O ...........................................................              N/A                 N/A
      INSTITUTIONAL CLASS ...............................................       (2,149,504)         (1,852,831)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ....................................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................              N/A                 N/A
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - CLASS B ..................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ....................................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................              N/A                 N/A
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - CLASS C ..................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ....................................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................              N/A                 N/A
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - CLASS O ..................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS O ..............................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS O ....................................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS O .................................              N/A                 N/A
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................      109,907,320          76,987,872
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................        1,848,585           1,600,367
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................      (27,767,778)        (47,594,470)
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................       83,988,127          30,993,769
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - SELECT CLASS .............................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .........................              N/A                 N/A
   COST OF SHARES REDEEMED - SELECT CLASS ...............................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................       83,988,127          30,993,769
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      142,237,985          92,663,335
                                                                              ============        ============
NET ASSETS:
--------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .......................................................     $427,887,949        $285,649,964
                                                                              ------------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................     $   (832,271)       $    (42,734)
                                                                              ============        ============

                                                                                       EQUITY INCOME FUND
                                                                            ---------------------------------------
                                                                                 (UNAUDITED)
                                                                                     FOR THE                FOR THE
                                                                            SIX MONTHS ENDED             YEAR ENDED
                                                                              MARCH 31, 2004   SEPTEMBER 30, 2003(1)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................    $1,179,002,933       $1,125,839,620
OPERATIONS:

   NET INVESTMENT INCOME (LOSS) .........................................         9,325,921           19,495,371
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................        65,702,778           46,816,869
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..       118,079,420          145,690,087
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       193,108,119          212,002,327
                                                                             --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ...........................................................        (1,229,314)          (2,173,423)
      CLASS B ...........................................................          (285,152)            (663,457)
      CLASS C ...........................................................           (35,985)             (69,683)
      CLASS O ...........................................................               N/A                  N/A
      INSTITUTIONAL CLASS ...............................................        (7,620,812)         (16,632,900)
      SELECT CLASS ......................................................               N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................        (7,360,998)         (10,502,226)
      CLASS B ...........................................................        (4,069,787)          (7,352,730)
      CLASS C ...........................................................          (473,511)            (625,145)
      CLASS O ...........................................................               N/A                  N/A
      INSTITUTIONAL CLASS ...............................................       (39,639,161)         (73,205,481)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................        32,557,861           47,218,312
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................         8,170,874           11,827,300
   COST OF SHARES REDEEMED - CLASS A ....................................       (30,901,480)         (32,400,307)
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................         9,827,255           26,645,305
                                                                             --------------       --------------

   PROCEEDS FROM SHARES SOLD - CLASS B ..................................         3,516,664           30,058,852
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................         4,192,974            7,681,692
   COST OF SHARES REDEEMED - CLASS B ....................................       (21,725,351)         (37,198,248)
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................       (14,015,713)             542,296
                                                                             --------------       --------------

   PROCEEDS FROM SHARES SOLD - CLASS C ..................................         1,878,718            4,253,249
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................           490,275              657,788
   COST OF SHARES REDEEMED - CLASS C ....................................        (1,341,158)          (2,330,249)
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................         1,027,835            2,580,788
                                                                             --------------       --------------

   PROCEEDS FROM SHARES SOLD - CLASS O ..................................               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS O ..............................               N/A                  N/A
   COST OF SHARES REDEEMED - CLASS O ....................................               N/A                  N/A
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS O .................................               N/A                  N/A
                                                                             --------------       --------------

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................        53,541,283          166,189,701
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................        26,173,973           50,698,858
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................      (154,648,470)        (294,270,917)
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................       (74,933,214)         (77,382,358)
                                                                             --------------       --------------

   PROCEEDS FROM SHARES SOLD - SELECT CLASS .............................               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .........................               N/A                  N/A
   COST OF SHARES REDEEMED - SELECT CLASS ...............................               N/A                  N/A
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............................               N/A                  N/A
                                                                             --------------       --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................       (78,093,837)          47,613,969
                                                                             --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        54,299,562           53,163,313
                                                                             ==============       ==============

NET ASSETS:
----------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .......................................................    $1,233,302,495       $1,179,002,933
                                                                             --------------       --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................    $      943,233       $      788,575
                                                                             ==============       ==============

                                                                                       EQUITY INDEX FUND
                                                                            -------------------------------------
                                                                                 (UNAUDITED)
                                                                                     FOR THE              FOR THE
                                                                            SIX MONTHS ENDED           YEAR ENDED
                                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS ....................................................     $370,479,206        $322,511,386
OPERATIONS:
NET INVESTMENT INCOME (LOSS) ............................................        1,970,426           3,584,092
NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................        6,934,189          10,421,006
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....       41,307,058          58,577,571
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       50,211,673          72,582,669
                                                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ...........................................................       (3,594,139)         (3,707,511)
      CLASS B ...........................................................         (238,636)           (157,638)
      CLASS C ...........................................................              N/A                 N/A
      CLASS O ...........................................................              N/A                (631)
      INSTITUTIONAL CLASS ...............................................              N/A                 N/A
      SELECT CLASS ......................................................              N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................       (9,179,058)        (12,124,471)
      CLASS B ...........................................................       (1,662,278)         (2,231,497)
      CLASS C ...........................................................              N/A                 N/A
      CLASS O ...........................................................              N/A              (8,619)
      INSTITUTIONAL CLASS ...............................................              N/A                 N/A

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................       15,503,054          14,090,850
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................       12,579,568          15,645,186
   COST OF SHARES REDEEMED - CLASS A ....................................      (20,976,625)        (34,209,136)
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................        7,105,997          (4,473,100)
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - CLASS B ..................................        3,522,688           8,096,101
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................        1,799,806           2,283,388
   COST OF SHARES REDEEMED - CLASS B ....................................       (7,455,962)        (12,037,100)
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................       (2,133,468)         (1,657,611)
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - CLASS C ..................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ....................................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................              N/A                 N/A
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - CLASS O ..................................              N/A                 127
   REINVESTMENT OF DISTRIBUTIONS - CLASS O ..............................              N/A               8,636
   COST OF SHARES REDEEMED - CLASS O ....................................              N/A            (262,534)
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS O .................................              N/A            (253,771)
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................              N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................              N/A                 N/A
                                                                              ------------        ------------

   PROCEEDS FROM SHARES SOLD - SELECT CLASS .............................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .........................              N/A                 N/A
   COST OF SHARES REDEEMED - SELECT CLASS ...............................              N/A                 N/A
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............................              N/A                 N/A
                                                                              ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................        4,972,529          (6,130,711)
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................       40,510,091          47,967,820
                                                                              ============        ============

NET ASSETS:
--------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .......................................................     $410,989,297        $370,479,206
                                                                              ------------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................     $    744,636        $  2,606,985
                                                                              ============        ============

WELLS FARGO STOCK FUNDS                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       GROWTH FUND
                                                          -------------------------------------
                                                               (UNAUDITED)
                                                                   FOR THE              FOR THE
                                                          SIX MONTHS ENDED           YEAR ENDED
                                                            MARCH 31, 2004   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................    $182,181,653        $208,625,141

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).........................        (510,161)           (943,534)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..............      13,938,000          (1,059,936)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS....................................       7,549,180           25,606,291
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS...........................................      20,977,019          23,602,821
                                                            ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A...........................................               0                   0
      CLASS B...........................................               0                   0
      CLASS C...........................................             N/A                 N/A
      CLASS O...........................................             N/A                 N/A
      INSTITUTIONAL CLASS...............................               0                   0
      SELECT CLASS......................................             N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................               0                   0
      CLASS B ..........................................               0                   0
      CLASS C...........................................             N/A                 N/A
      CLASS O...........................................             N/A                 N/A
      INSTITUTIONAL CLASS...............................               0                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................      10,502,209          15,673,836
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..............               0                   0
   COST OF SHARES REDEEMED - CLASS A....................     (16,988,073)        (26,484,577)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A.................      (6,485,864)        (10,810,741)
                                                            ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS B..................         361,824             852,259
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..............               0                   0
   COST OF SHARES REDEEMED - CLASS B....................      (4,063,227)        (10,790,321)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B.................      (3,701,403)         (9,938,062)
                                                            ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS C..................             N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C..............             N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C....................             N/A                 N/A
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C.................             N/A                 N/A
                                                            ------------        ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......       4,123,036           9,415,878
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS..               0                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........     (17,812,326)        (38,713,384)
                                                            ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS.....     (13,689,290)        (29,297,506)
                                                            ------------        ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS.............             N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS.........             N/A                 N/A
   COST OF SHARES REEDEMED - SELECT CLASS...............             N/A                 N/A
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS............             N/A                 N/A
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS...........................     (23,876,557)         50,046,309
                                                            ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS...................      (2,899,538)        (26,443,488)
                                                            ============        ============
NET ASSETS:
--------------------------------------------------------------------------------------------
ENDING NET ASSETS.......................................    $179,282,115        $182,181,653
                                                            ------------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...    $   (510,161)       $          0
                                                            ============        ============

(1)   "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS. SEE
      NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                       WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                    GROWTH EQUITY FUND                        INDEX FUND
                                                          ------------------------------------  ------------------------------------
                                                               (UNAUDITED)                           (UNAUDITED)
                                                                   FOR THE             FOR THE           FOR THE             FOR THE
                                                          SIX MONTHS ENDED          YEAR ENDED  SIX MONTHS ENDED          YEAR ENDED
                                                            MARCH 31, 2004  SEPTEMBER 30, 2003    MARCH 31, 2004  SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................    $483,415,617       $390,546,114      $  839,581,398     $ 596,168,161

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).........................        (892,759)          (727,260)          7,369,146        11,391,816
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............      40,146,793        (18,766,054)          4,782,498        (8,099,949)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS....................................      37,016,271        120,329,563         107,306,114       147,069,297
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................       76,270,305        100,836,249         119,457,758       150,361,164
                                                            ------------       ------------      --------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A...........................................               0                  0                 N/A               N/A
      CLASS B...........................................               0                  0                 N/A               N/A
      CLASS C...........................................               0                  0                 N/A               N/A
      CLASS O...........................................             N/A                N/A                 N/A               N/A
      INSTITUTIONAL CLASS...............................               0           (156,548)        (12,191,997)      (10,498,671)
      SELECT CLASS......................................             N/A                N/A                 N/A               N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A...........................................               0                  0                 N/A               N/A
      CLASS B...........................................               0                  0                 N/A               N/A
      CLASS C...........................................               0                  0                 N/A               N/A
      CLASS O...........................................             N/A                N/A                 N/A               N/A
      INSTITUTIONAL CLASS...............................               0                  0                   0                 0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................       5,109,862          5,156,641                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..............               0                  0                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS A....................      (2,277,402)        (3,645,373)                N/A               N/A
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A................        2,832,460          1,511,268                 N/A               N/A
                                                            ------------       ------------      --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS B..................         928,780          1,570,514                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..............               0                  0                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS B....................      (3,169,002)        (3,998,298)                N/A               N/A
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B.................      (2,240,222)        (2,427,784)                N/A               N/A
                                                            ------------       ------------      --------------     -------------
   PROCEEDS FROM SHARES SOLD - CLASS C..................         622,397          1,175,743                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C..............               0                  0                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS C....................        (370,085)          (425,663)                N/A               N/A
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C.................         252,312            750,080                 N/A               N/A
                                                            ------------       ------------      --------------     -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......      24,830,765         38,383,876         220,538,556       251,834,330
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS..               0            154,256          10,206,039         8,555,382
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........     (23,656,644)       (46,181,894)       (115,569,293)     (156,838,968)
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS.....       1,174,121         (7,643,762)        115,175,302       103,550,744
                                                            ------------       ------------      --------------     -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS.............             N/A                N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS.........             N/A                N/A                 N/A               N/A
   COST OF SHARES REEDEMED - SELECT CLASS...............             N/A                N/A                 N/A               N/A
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS............             N/A                N/A                 N/A               N/A
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS...........................       2,018,671         (7,810,198)        115,175,302       103,550,744
                                                            ------------       ------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS...................      78,288,976         92,869,503         222,441,063       243,413,237
                                                            ============       ============      ==============     =============
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS.......................................    $561,704,593       $483,415,617      $1,062,022,461     $ 839,581,398
                                                            ------------       ------------      --------------     -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...    $ (1,664,037)      $   (771,278)     $    3,569,465     $   8,392,316
                                                            ============       ============      ==============     =============

                                                                INTERNATIONAL EQUITY FUND
                                                          ------------------------------------
                                                               (UNAUDITED)
                                                                   FOR THE             FOR THE
                                                          SIX MONTHS ENDED          YEAR ENDED
                                                            MARCH 31, 2004  SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................    $341,539,379      $ 426,459,648

OPERATIONS:
   NET INVESTMENT INCOME (LOSS).........................         (30,034)         2,830,498
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............       9,785,313        (87,859,034)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS....................................      50,369,210        157,842,579
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................       60,124,489         72,814,043
                                                            ------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A...........................................        (343,354)                 0
      CLASS B...........................................               0                  0
      CLASS C...........................................               0                  0
      CLASS O...........................................             N/A                N/A
      INSTITUTIONAL CLASS...............................      (2,172,125)          (543,245)
      SELECT CLASS......................................             N/A                N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A...........................................               0                  0
      CLASS B...........................................               0                  0
      CLASS C...........................................               0                  0
      CLASS O...........................................             N/A                N/A
      INSTITUTIONAL CLASS...............................               0                  0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................      26,726,177        431,371,281
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..............         308,442                  0
   COST OF SHARES REDEEMED - CLASS A....................     (27,531,637)      (409,857,717)
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A................         (497,018)        21,513,564
                                                            ------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B..................       1,135,254          1,354,116
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..............               0                  0
   COST OF SHARES REDEEMED - CLASS B....................      (5,937,998)       (14,273,970)
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B.................      (4,802,744)       (12,919,854)
                                                            ------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C..................       2,140,243          3,225,158
   REINVESTMENT OF DISTRIBUTIONS - CLASS C..............               0                  0
   COST OF SHARES REDEEMED - CLASS C....................      (2,117,158)        (3,232,342)
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C.................          23,085             (7,184)
                                                            ------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......      26,699,825        212,524,545
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS..       1,215,234            404,002
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........     (35,382,967)      (378,706,140)
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS.....      (7,467,908)      (165,777,593)
                                                            ------------      -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS.............             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS.........             N/A                N/A
   COST OF SHARES REDEEMED - SELECT CLASS...............             N/A                N/A
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS............             N/A                N/A
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS...........................     (12,744,585)       157,191,067
                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS...................      44,864,425        (84,920,269)
                                                            ============      =============
NET ASSETS:
-------------------------------------------------------------------------------------------
ENDING NET ASSETS.......................................    $386,403,804      $ 341,539,379
                                                            ------------      -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...    $   (643,137)     $   1,902,376
                                                            ============      =============

WELLS FARGO STOCK FUNDS                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  LARGE CAP APPRECIATION FUND
                                                                             -------------------------------------
                                                                                  (UNAUDITED)
                                                                                      FOR THE              FOR THE
                                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                               MARCH 31, 2004   SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................      $19,886,345         $ 6,293,231

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................               33              (9,964)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................        1,765,158            (185,419)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...          828,910           2,532,596
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        2,594,101           2,337,213
                                                                                -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ............................................................                0                   0
      CLASS B ............................................................                0                   0
      CLASS C ............................................................                0                   0
      CLASS O ............................................................              N/A                 N/A
      INSTITUTIONAL CLASS ................................................                0                   0
      SELECT CLASS .......................................................              N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................                0                   0
      CLASS B ............................................................                0                   0
      CLASS C ............................................................                0                   0
      CLASS O ............................................................              N/A                 N/A
      INSTITUTIONAL CLASS ................................................                0                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................        1,076,089             417,269
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................                0                   0
   COST OF SHARES REDEEMED - CLASS A .....................................         (225,336)           (445,297)
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................          850,753             (28,028)
                                                                                -----------         -----------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................          167,270             377,835
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................                0                   0
   COST OF SHARES REDEEMED - CLASS B .....................................         (211,181)           (170,530)
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................          (43,911)            207,305
                                                                                -----------         -----------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................          145,489             334,626
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................                0                   0
   COST OF SHARES REDEEMED - CLASS C .....................................          (12,054)            (84,619)
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ................................................          133,435             250,007
                                                                                -----------         -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................        1,911,583          12,957,469
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                0                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................       (2,328,885)         (2,130,852)
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................         (417,302)         10,826,617
                                                                                -----------         -----------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..............................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ..........................              N/A                 N/A
   COST OF SHARES REEDEMED - SELECT CLASS ................................              N/A                 N/A
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ...........................................              N/A                 N/A
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................          522,975          11,255,901
                                                                                -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS ....................................        3,117,076          13,593,114
                                                                                ===========         ===========
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ........................................................      $23,003,421         $19,886,345
                                                                                -----------         -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................      $    (7,509)        $    (7,542)
                                                                                ===========         ===========

(1)  "PROCEEDS FROM SHARES SOLD" INCLUDE  AMOUNTS  RELATED TO FUND MERGERS.  SEE
     NOTE 1.

(2)  FUND COMMENCED OPERATIONS ON AUGUST 29, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                       WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                       LARGE CAP VALUE FUND
                                                                             ----------------------------------------
                                                                                  (UNAUDITED)
                                                                                      FOR THE                 FOR THE
                                                                             SIX MONTHS ENDED            PERIOD ENDED
                                                                               MARCH 31, 2004   SEPTEMBER 30, 2003(2)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................      $  135,376             $      0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................             836                  (34)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................         (16,729)                  31
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...          77,559               (1,385)
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........          61,666               (1,388)
                                                                                ----------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ............................................................            (215)                   0
      CLASS B ............................................................               0                    0
      CLASS C ............................................................               0                    0
      CLASS O ............................................................             N/A                  N/A
      INSTITUTIONAL CLASS ................................................              (8)                   0
      SELECT CLASS .......................................................             N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................               0                    0
      CLASS B ............................................................               0                    0
      CLASS C ............................................................               0                    0
      CLASS O ............................................................             N/A                  N/A
      INSTITUTIONAL CLASS ................................................               0                    0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................       1,199,152               76,718
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................             212                    0
   COST OF SHARES REDEEMED - CLASS A .....................................        (115,936)                   0
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................       1,083,428               76,718
                                                                                ----------             --------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................         483,085               37,938
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................               0                    0
   COST OF SHARES REDEEMED - CLASS B .....................................         (18,659)                   0
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................         464,426               37,938
                                                                                ----------             --------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................         190,289               12,108
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................               0                    0
   COST OF SHARES REDEEMED - CLASS C .....................................            (940)                   0
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ................................................         189,349               12,108
                                                                                ----------             --------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................         137,464               10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................               8                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................               0                    0
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................         137,472               10,000
                                                                                ----------             --------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..............................             N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ..........................             N/A                  N/A
   COST OF SHARES REDEEMED - SELECT CLASS ................................             N/A                  N/A
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ...........................................             N/A                  N/A
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................       1,874,675              136,764
                                                                                ----------             --------
NET INCREASE (DECREASE) IN NET ASSETS ....................................       1,936,118              135,376
                                                                                ==========             ========
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ........................................................      $2,071,494             $135,376
                                                                                ----------             --------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................      $      579             $    (34)
                                                                                ==========             ========

                                                                                    LARGE COMPANY GROWTH FUND
                                                                            ----------------------------------------
                                                                                 (UNAUDITED)
                                                                                     FOR THE                 FOR THE
                                                                            SIX MONTHS ENDED              YEAR ENDED
                                                                              MARCH 31, 2004   SEPTEMBER 30, 2003(1)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $2,413,164,172        $1,425,983,217

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................       (5,864,393)          (11,532,624)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................       21,045,631           (77,457,976)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...      184,767,661           525,116,828
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........      199,948,899           436,126,228
                                                                             --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ............................................................                0                     0
      CLASS B ............................................................                0                     0
      CLASS C ............................................................                0                     0
      CLASS O ............................................................              N/A                   N/A
      INSTITUTIONAL CLASS ................................................                0                     0
      SELECT CLASS .......................................................              N/A                   N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................                0                     0
      CLASS B ............................................................                0                     0
      CLASS C ............................................................                0                     0
      CLASS O ............................................................              N/A                   N/A
      INSTITUTIONAL CLASS ................................................                0                     0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................       86,832,898           243,079,558
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................                0                     0
   COST OF SHARES REDEEMED - CLASS A .....................................      (58,245,970)          (64,272,475)
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................       28,586,928           178,807,083
                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................       10,338,294            18,306,479
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................                0                     0
   COST OF SHARES REDEEMED - CLASS B .....................................      (21,141,310)          (43,988,726)
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................      (10,803,016)          (25,682,247)
                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................        6,145,615            13,962,547
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................                0                     0
   COST OF SHARES REDEEMED - CLASS C .....................................       (5,913,294)           (8,275,533)
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ................................................          232,321             5,687,014
                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                              489,336,919           662,808,043
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................           10,259                     0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................     (289,625,371)         (270,565,166)
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................      199,721,807           392,242,877
                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..............................              N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ..........................              N/A                   N/A
   COST OF SHARES REDEEMED - SELECT CLASS ................................              N/A                   N/A
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ...........................................              N/A                   N/A
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................      217,738,040           551,054,727
                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      417,686,939           987,180,955
                                                                             ==============        ==============
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ........................................................   $2,830,851,111        $2,413,164,172
                                                                             --------------        --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................   $  (11,441,184)       $   (5,576,791)
                                                                             ==============        ==============

                                                                                     MONTGOMERY EMERGING MARKETS FOCUS FUND
                                                                            --------------------------------------------------------
                                                                                 (UNAUDITED)
                                                                                     FOR THE              FOR THE            FOR THE
                                                                            SIX MONTHS ENDED         PERIOD ENDED         YEAR ENDED
                                                                              MARCH 31, 2004   SEPTEMBER 30, 2003   JUNE 30, 2003(1)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................     $147,923,625        $131,382,015        $ 23,020,221

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         (335,427)            171,846             400,981
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       33,803,981           8,990,215           2,372,375
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        4,044,637          11,939,592           1,403,172
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........       37,513,191          21,101,653           4,176,528
                                                                              ------------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ...........................................................                0                   0                  (4)
      CLASS B ...........................................................                0                   0                  (2)
      CLASS C ...........................................................                0                   0                   0
      CLASS O ...........................................................              N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                0                   0            (159,387)
      SELECT CLASS ......................................................              N/A                 N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                0                   0                   0
      CLASS B ...........................................................                0                   0                   0
      CLASS C ...........................................................                0                   0                   0
      CLASS O ...........................................................              N/A                 N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                0                   0                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................       33,998,402           2,205,813         111,337,738
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................               15                   0                   0
   COST OF SHARES REDEEMED - CLASS A ....................................      (12,723,779)         (6,700,473)         (8,683,100)
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................       21,274,638          (4,494,660)        102,654,638
                                                                              ------------        ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................        2,239,613             247,511              16,131
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                0                   0                   0
   COST OF SHARES REDEEMED - CLASS B ....................................         (228,488)                  0                 (12)
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................        2,011,125             247,511              16,119
                                                                              ------------        ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................        2,489,331             435,667              58,416
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                0                   0                   0
   COST OF SHARES REDEEMED - CLASS C ....................................         (153,989)               (750)            (11,855)
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................        2,335,342             434,917              46,561
                                                                              ------------        ------------        ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                              25,557,149           2,625,473           7,979,792
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                0                   0                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................       (7,331,744)         (3,373,284)         (6,352,451)
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................       18,225,405            (747,811)          1,627,341
                                                                              ------------        ------------        ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS .............................              N/A                 N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .........................              N/A                 N/A                 N/A
   COST OF SHARES REDEEMED - SELECT CLASS ...............................              N/A                 N/A                 N/A
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ..........................................              N/A                 N/A                 N/A
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................       43,846,510          (4,560,043)        104,344,659
                                                                              ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................       81,359,701          16,541,610         108,361,794
                                                                              ============        ============        ============
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .......................................................     $229,283,326        $147,923,625        $131,382,015
                                                                              ------------        ------------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................     $   (367,488)       $    (32,061)       $   (105,232)
                                                                              ============        ============        ============

WELLS FARGO STOCK FUNDS                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
                                                                        -----------------------------------------------------
                                                                             (UNAUDITED)
                                                                                 FOR THE              FOR THE         FOR THE
                                                                        SIX MONTHS ENDED         PERIOD ENDED      YEAR ENDED
                                                                          MARCH 31, 2004   SEPTEMBER 30, 2003   JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................     $ 82,432,357         $73,127,353       $66,510,546

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................          454,010             132,532         1,077,240
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................       12,631,192           3,691,671        (1,557,578)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ...................................................       11,713,524           6,808,921         5,729,564
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....       24,798,726          10,633,124        (5,249,226)
                                                                          ------------         -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A .......................................................              N/A                 N/A               N/A
      CLASS B .......................................................              N/A                 N/A               N/A
      CLASS C .......................................................              N/A                 N/A               N/A
      CLASS O .......................................................              N/A                 N/A               N/A
      INSTITUTIONAL CLASS ...........................................              N/A                 N/A               N/A
      SELECT CLASS ..................................................       (1,191,535)                  0          (238,482)

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................................              N/A                 N/A               N/A
      CLASS B .......................................................              N/A                 N/A               N/A
      CLASS C .......................................................              N/A                 N/A               N/A
      CLASS O .......................................................              N/A                 N/A               N/A
      INSTITUTIONAL CLASS ...........................................              N/A                 N/A               N/A
      SELECT CLASS ..................................................                0                   0                 0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............................              N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................              N/A                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS A ................................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...........................................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............................              N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........................              N/A                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS B ................................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...........................................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............................              N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........................              N/A                 N/A               N/A
   COST OF SHARES REDEEMED - CLASS C ................................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...........................................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................              N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............              N/A                 N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........................              N/A                 N/A               N/A
                                                                          ------------         -----------       -----------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS .........................        1,306,501             848,980         3,577,667
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .....................        1,096,518                   0                 0
   COST OF SHARES REEDEMED - SELECT CLASS ...........................       (3,099,900)         (2,177,100)       (1,971,604)
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ......................................         (696,881)         (1,328,120)        1,606,063
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...............................................         (696,881)         (1,328,120)        1,606,063
                                                                          ------------         -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS ...............................       22,910,310           9,305,004        (6,616,807)
                                                                          ============         ===========       ===========
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...................................................     $105,342,667         $82,432,357       $73,127,353
                                                                          ------------         -----------       -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............     $    217,495         $   955,020       $   913,778
                                                                          ============         ===========       ===========

(1)  "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS. SEE
     NOTE 1.

(2) IN CONNECTION WITH THE MERGER ON JUNE 9, 2003, THE FORMER MONTGOMERY SMALL CAP FUND R SHARES WERE RE-DESIGNATED AS NEW WELLS FARGO MONTGOMERY A SHARES AND THE FORMER MONTGOMERY SMALL CAP P SHARES WERE CONVERTED INTO NEWLY DESIGNATED A SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                       WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                      MONTGOMERY MID CAP GROWTH FUND
                                                                        ---------------------------------------------------------
                                                                             (UNAUDITED)          (UNAUDITED)
                                                                                 FOR THE              FOR THE          FOR THE
                                                                        SIX MONTHS ENDED         PERIOD ENDED       YEAR ENDED
                                                                          MARCH 31, 2004   SEPTEMBER 30, 2003   JUNE, 30, 2003(1)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................     $ 93,802,876        $90,411,433         $ 98,525,841

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................         (432,244)          (252,016)            (502,366)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................       16,535,157          7,176,386          (10,413,820)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ...................................................        2,389,206           (993,046)          (7,883,671)
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....       18,492,119          5,931,324           (3,032,515)
                                                                          ------------        -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A .......................................................                0                  0                    0
      CLASS B .......................................................                0                  0                    0
      CLASS C .......................................................                0                  0                    0
      CLASS O .......................................................              N/A                N/A                  N/A
      INSTITUTIONAL CLASS ...........................................              N/A                N/A                  N/A
      SELECT CLASS ..................................................              N/A                N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................................                0                  0                    0
      CLASS B .......................................................                0                  0                    0
      CLASS C .......................................................                0                  0                    0
      CLASS O .......................................................              N/A                N/A                  N/A
      INSTITUTIONAL CLASS ...........................................              N/A                N/A                  N/A
      SELECT CLASS ..................................................              N/A                N/A                  N/A

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............................        3,331,455            827,365            6,259,254
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................              657                  0                    0
   COST OF SHARES REDEEMED - CLASS A ................................      (10,187,567)        (4,383,569)         (17,119,812)
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...........................................       (6,855,455)        (3,556,204)         (10,860,558)
                                                                          ------------        -----------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............................        1,487,779          1,167,948            5,283,759
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........................                0                  0                    0
   COST OF SHARES REDEEMED - CLASS B ................................         (794,749)          (281,519)             (60,239)
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...........................................          693,030            886,429            5,223,520
                                                                          ------------        -----------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............................          342,682            176,518              555,231
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........................                0                  0                    0
   COST OF SHARES REDEEMED - CLASS C ................................         (107,941)           (46,624)                 (86)
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...........................................          234,741            129,894              555,145
                                                                          ------------        -----------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................              N/A                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............              N/A                N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................              N/A                N/A                  N/A
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........................              N/A                N/A                  N/A
                                                                          ------------        -----------         ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS .........................              N/A                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .....................              N/A                N/A                  N/A
   COST OF SHARES REEDEMED - SELECT CLASS ...........................              N/A                N/A                  N/A
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ......................................              N/A                N/A                  N/A
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...............................................       (5,927,684)        (2,539,881)          (5,081,893)
                                                                          ------------        -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................       12,564,435          3,391,443           (8,114,408)
                                                                          ============        ===========         ============
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...................................................     $106,367,311        $93,802,876         $ 90,411,433
                                                                          ------------        -----------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............     $   (432,244)       $         0         $    248,102
                                                                          ============        ===========         ============

                                                                                        MONTGOMERY SMALL CAP FUND
                                                                        --------------------------------------------------------

                                                                                 FOR THE              FOR THE         FOR THE
                                                                        SIX MONTHS ENDED         PERIOD ENDED      YEAR ENDED
                                                                          MARCH 31, 2004   SEPTEMBER 30, 2003   JUNE 30, 2003(2)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................     $ 83,683,988        $52,946,780         $47,685,163

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................         (538,835)          (162,196)           (437,920)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................       13,264,613          5,636,689          (3,135,877)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ...................................................        8,042,469         (2,853,645)          6,109,905
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....       20,768,247          2,620,848           2,536,108
                                                                          ------------        -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A .......................................................                0                  0                   0
      CLASS B .......................................................                0                  0                   0
      CLASS C .......................................................                0                  0                   0
      CLASS O .......................................................              N/A                N/A                 N/A
      INSTITUTIONAL CLASS ...........................................                0                  0                   0
      SELECT CLASS ..................................................              N/A                N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................................                0                  0                   0
      CLASS B .......................................................                0                  0                   0
      CLASS C .......................................................                0                  0                   0
      CLASS O .......................................................              N/A                N/A                 N/A
      INSTITUTIONAL CLASS ...........................................                0                  0                   0
      SELECT CLASS ..................................................              N/A                N/A                 N/A

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............................        7,715,400         28,950,725          10,007,064
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................                0                  0                   0
   COST OF SHARES REDEEMED - CLASS A ................................       (8,560,934)        (1,299,560)         (7,337,133)
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...........................................         (845,534)        27,651,165           2,669,931
                                                                          ------------        -----------         -----------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............................          419,432             90,070              30,400
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........................                0                  0                   0
   COST OF SHARES REDEEMED - CLASS B ................................           (2,635)            (8,044)                  0
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...........................................          416,797             82,026              30,400
                                                                          ------------        -----------         -----------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............................          105,638             73,169              11,308
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........................                0                  0                   0
   COST OF SHARES REDEEMED - CLASS C ................................             (300)                 0                   0
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...........................................          105,338             73,169              11,308
                                                                          ------------        -----------         -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................        3,378,969            310,000              13,870
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............                0                  0                   0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................         (376,927)                 0                   0
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS .........................        3,002,042            310,000              13,870
                                                                          ------------        -----------         -----------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS .........................              N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .....................              N/A                N/A                 N/A
   COST OF SHARES REEDEMED - SELECT CLASS ...........................              N/A                N/A                 N/A
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SELECT CLASS ......................................              N/A                N/A                 N/A
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...............................................        2,678,643         28,116,360           2,725,509
                                                                          ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS ...............................       23,446,890         30,737,208           5,261,617
                                                                          ============        ===========         ===========
NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ...................................................     $107,130,878        $83,683,988         $52,946,780
                                                                          ------------        -----------         -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............     $   (538,835)       $         0         $         0
                                                                          ============        ===========         ===========

WELLS FARGO STOCK FUNDS                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIFE SPECIALIZED
                                                                      FINANCIAL SERVICES FUND
                                                               -------------------------------------
                                                                    (UNAUDITED)
                                                                        FOR THE              FOR THE
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                                 MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................       $534,868,373         $532,392,626

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................          2,255,788            4,065,102
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         48,005,441           94,884,755
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................         27,919,325          (22,824,026)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................         78,180,554           76,125,831
                                                                   ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ..............................................         (2,075,979)          (5,448,631)
      CLASS B ..............................................                  0             (116,361)
      CLASS C ..............................................               (663)             (10,154)
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                N/A                  N/A
      SELECT CLASS .........................................                N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................        (97,627,103)                   0
      CLASS B ..............................................         (3,561,855)                   0
      CLASS C ..............................................           (390,033)                   0
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                N/A                  N/A

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................         17,710,385           15,454,953
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................         87,376,650            4,897,868
   COST OF SHARES REDEEMED - CLASS A .......................        (55,415,859)         (85,012,947)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................         49,671,176          (64,660,126)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................            659,172            1,537,842
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................          3,261,292              108,554
   COST OF SHARES REDEEMED - CLASS B .......................         (6,998,151)          (4,965,932)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................         (3,077,687)          (3,319,536)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................            267,846              340,369
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................            328,271                8,595
   COST OF SHARES REDEEMED - CLASS C .......................           (210,364)            (444,240)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................            385,753              (95,276)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....                N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........                N/A                  N/A
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                N/A                  N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...............                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................         46,979,242          (68,074,938)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................         21,504,163            2,475,747
                                                                   ============         ============
NET ASSETS:
----------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..........................................       $556,372,536         $534,868,373
                                                                   ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......       $    179,146         $          0
                                                                   ============         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                       WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                       SMALL CAP GROWTH FUND
                                                               -------------------------------------
                                                                    (UNAUDITED)
                                                                        FOR THE              FOR THE
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                                 MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................       $147,490,363         $178,323,663

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................           (997,734)          (1,898,756)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         29,288,759            3,138,533
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................          7,507,599           46,413,812
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................         35,798,624           47,653,589
                                                                   ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ..............................................                  0                    0
      CLASS B ..............................................                  0                    0
      CLASS C ..............................................                  0                    0
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                  0                    0
      SELECT CLASS .........................................                N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................                  0                    0
      CLASS B ..............................................                  0                    0
      CLASS C ..............................................                  0                    0
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                  0                    0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................         11,347,931           22,972,709
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................                  0                    0
   COST OF SHARES REDEEMED - CLASS A .......................        (11,261,119)         (63,604,124)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................             86,812          (40,631,415)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................          1,075,495            1,912,034
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................                  0                    0
   COST OF SHARES REDEEMED - CLASS B .......................         (6,494,038)         (10,041,967)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................         (5,418,543)          (8,129,933)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................          1,675,550            1,957,567
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................                  0                    0
   COST OF SHARES REDEEMED - CLASS C .......................         (1,898,213)          (2,752,409)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................           (222,663)            (794,842)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........         10,251,216           15,604,131
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....                  0                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........        (21,495,260)         (44,534,830)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........        (11,244,044)         (28,930,699)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                N/A                  N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...............                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................        (16,798,438)          78,486,889
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................         19,000,186          (30,833,300)
                                                                   ============         ============
NET ASSETS:
----------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..........................................       $166,490,549         $147,490,363
                                                                   ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......       $   (997,734)        $          0
                                                                   ============         ============

                                                                    SMALL CAP OPPORTUNITIES FUND
                                                               -------------------------------------
                                                                    (UNAUDITED)
                                                                        FOR THE              FOR THE
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                                 MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................       $381,786,103         $294,880,174

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................           (573,964)          (1,803,596)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         49,602,082            7,563,082
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................         36,555,849           73,294,042
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................         85,583,967           79,053,528
                                                                   ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ..............................................                N/A                  N/A
      CLASS B ..............................................                N/A                  N/A
      CLASS C ..............................................                N/A                  N/A
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                  0          (17,033,555)
      SELECT CLASS .........................................                N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................                N/A                  N/A
      CLASS B ..............................................                N/A                  N/A
      CLASS C ..............................................                N/A                  N/A
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................        (13,757,861)                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A .......................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................                N/A                  N/A
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B .......................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................                N/A                  N/A
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C .......................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................                N/A                  N/A
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........         63,953,567           68,547,285
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....         12,814,552           15,543,519
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........        (35,589,867)         (59,204,848)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........         41,178,252           24,885,956
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                N/A                  N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...............                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................         41,178,252           24,885,956
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................        113,004,358           86,905,929
                                                                   ============         ============
NET ASSETS:
----------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..........................................       $494,790,461         $381,786,103
                                                                   ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......       $   (573,964)        $          0
                                                                   ============         ============

                                                                     SMALL COMPANY GROWTH FUND
                                                               -------------------------------------
                                                                    (UNAUDITED)
                                                                        FOR THE              FOR THE
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                                 MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................       $432,327,842         $329,964,033

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         (2,467,729)          (2,285,499)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         72,483,140           35,804,510
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ..........................................         10,398,009           81,571,912
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .........................................         80,413,420          115,090,923
                                                                   ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ..............................................                  0                  N/A
      CLASS B ..............................................                  0                  N/A
      CLASS C ..............................................                  0                  N/A
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                  0                    0
      SELECT CLASS .........................................                N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................                  0                  N/A
      CLASS B ..............................................                  0                  N/A
      CLASS C ..............................................                  0                  N/A
      CLASS O ..............................................                N/A                  N/A
      INSTITUTIONAL CLASS ..................................                  0                    0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................            114,539                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................                  0                  N/A
   COST OF SHARES REDEEMED - CLASS A .......................            (10,000)                 N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ....................            104,539                    0
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................             35,942                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................                  0                  N/A
   COST OF SHARES REDEEMED - CLASS B .......................            (10,000)                 N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ....................             25,942                  N/A
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................             35,000                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................                  0                  N/A
   COST OF SHARES REDEEMED - CLASS C .......................            (10,000)                 N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ....................             25,000                  N/A
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........         43,276,729           51,811,906
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....                  0                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........        (34,315,175)         (64,539,020)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ........          8,961,554          (12,727,114)
                                                                   ------------         ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                N/A                  N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...............                N/A                  N/A
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..............................          9,117,035          (12,727,114)
                                                                   ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................         89,530,455          102,363,809
                                                                   ============         ============
NET ASSETS:
----------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..........................................       $521,858,297         $432,327,842
                                                                   ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......       $ (2,935,282)        $   (467,553)
                                                                   ============         ============

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SMALL COMPANY VALUE FUND
                                                             -------------------------------------
                                                                  (UNAUDITED)
                                                                      FOR THE              FOR THE
                                                             SIX MONTHS ENDED           YEAR ENDED
                                                               MARCH 31, 2004   SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................     $ 51,381,646        $ 14,660,609

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................          (87,756)              3,861
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............        2,888,140           3,042,759
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ......................        9,039,090           7,856,591
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................       11,839,474          10,903,211
                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A ............................................                0                   0
      CLASS B ............................................                0                   0
      CLASS C ............................................                0                   0
      CLASS O ............................................              N/A                 N/A
      INSTITUTIONAL CLASS ................................           (6,676)                  0
      SELECT CLASS .......................................              N/A                 N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................         (489,154)             (2,715)
      CLASS B ............................................         (345,335)             (2,807)
      CLASS C ............................................          (72,713)                (95)
      CLASS O ............................................              N/A                 N/A
      INSTITUTIONAL CLASS ................................       (1,538,455)             (6,171)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................       12,004,295           6,131,380
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............          480,131               2,605
   COST OF SHARES REDEEMED - CLASS A .....................       (2,238,709)         (3,521,501)
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .............       10,245,717           2,612,484
                                                               ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................        2,812,917           2,300,337
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............          338,265               2,750
   COST OF SHARES REDEEMED - CLASS B .....................       (1,299,268)         (1,375,516)
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B .............        1,851,914             927,571
                                                               ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................        1,010,492           1,272,391
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............           71,379                  94
   COST OF SHARES REDEEMED - CLASS C .....................         (309,076)            (55,339)
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..................          772,795           1,217,146
                                                               ------------        ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......       18,271,532          29,648,066
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...        1,464,701               5,734
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........       (7,865,383)         (8,581,387)
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS .................................................       11,870,850          21,072,413
                                                               ------------        ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..............              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ..........              N/A                 N/A
   COST OF SHARES REEDEMED - SELECT CLASS ................              N/A                 N/A
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS ........              N/A                 N/A
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................       24,741,276          25,829,614
                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................       34,128,417          36,721,037
                                                               ============        ============

NET ASSETS:
-----------------------------------------------------------------------------------------------
ENDING NET ASSETS                                              $ 85,510,063        $ 51,381,646
                                                               ------------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME ................................................     $    (99,283)       $     (4,851)
                                                               ============        ============

(1)  "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS. SEE
     NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                         SPECIALIZED HEALTH SCIENCES FUND          SPECIALIZED TECHNOLOGY FUND
                                                       ------------------------------------  ---------------------------------------
                                                            (UNAUDITED)                           (UNAUDITED)
                                                                FOR THE             FOR THE           FOR THE               FOR THE
                                                       SIX MONTHS ENDED          YEAR ENDED  SIX MONTHS ENDED             YEAR ENDED
                                                         MARCH 31, 2004  SEPTEMBER 30, 2003    MARCH 31, 2004  SEPTEMBER 30, 2003(1)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................     $32,278,535        $29,843,974       $149,563,405         $ 38,803,179

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................        (266,446)          (443,025)        (1,398,140)          (1,271,691)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........       3,599,290           (685,058)        21,441,717           21,685,900
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .................       1,034,308          6,718,432         (2,964,430)          21,079,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING           -----------        -----------       ------------         ------------
   FROM OPERATIONS ..................................       4,367,152          5,590,349         17,079,147           41,493,492
                                                          -----------        -----------       ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
      CLASS A .......................................               0                  0                  0                    0
      CLASS B .......................................               0                  0                  0                    0
      CLASS C .......................................               0                  0                  0                    0
      CLASS O .......................................             N/A                N/A                N/A                  N/A
      INSTITUTIONAL CLASS ...........................             N/A                N/A                N/A                  N/A
      SELECT CLASS ..................................             N/A                N/A                N/A                  N/A

   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................               0                  0                  0                    0
      CLASS B .......................................               0                  0                  0                    0
      CLASS C .......................................               0                  0                  0                    0
      CLASS O .......................................             N/A                N/A                N/A                  N/A
      INSTITUTIONAL CLASS ...........................             N/A                N/A                N/A                  N/A

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............       1,401,214          1,964,692         10,441,224           89,617,750
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........               0                  0                  0                    0
   COST OF SHARES REDEEMED - CLASS A ................      (1,939,620)        (3,645,501)       (15,357,433)         (16,580,186)
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A ........        (538,406)        (1,680,809)        (4,916,209)          73,037,564
                                                          -----------        -----------       ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............         635,314          1,497,164          1,269,050            1,691,007
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........               0                  0                  0                    0
   COST OF SHARES REDEEMED - CLASS B ................      (1,547,505)        (2,868,666)        (2,933,054)          (5,166,557)
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B ........        (912,191)        (1,371,502)        (1,664,004)          (3,475,550)
                                                          -----------        -----------       ------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............         172,785            434,594            648,107              932,129
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........               0                  0                  0                    0
   COST OF SHARES REDEEMED - CLASS C ................        (260,501)          (538,071)        (1,891,259)          (1,227,409)
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C ........         (87,716)          (103,477)        (1,243,152)            (295,280)
                                                          -----------        -----------       ------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..             N/A                N/A                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS .........................................             N/A                N/A                N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....             N/A                N/A                N/A                  N/A
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS ............................................             N/A                N/A                N/A                  N/A
                                                          -----------        -----------       ------------         ------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS .........             N/A                N/A                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .....             N/A                N/A                N/A                  N/A
   COST OF SHARES REEDEMED - SELECT CLASS ...........             N/A                N/A                N/A                  N/A
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...             N/A                N/A                N/A                  N/A
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..................      (1,538,313)        (3,155,788)        (7,823,365)          69,266,734
                                                          -----------        -----------       ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............       2,828,839          2,434,561          9,255,782          110,760,226
                                                          ===========        ===========       ============         ============

NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                         $35,107,374        $32,278,535       $158,819,187         $149,563,405
                                                          -----------        -----------       ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME ...........................................     $  (266,450)       $        (4)      $ (1,398,140)        $          0
                                                          ===========        ===========       ============         ============

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                     VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                         SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $35.61       0.06            5.25         (0.26)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $29.00       0.13            6.59         (0.11)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $36.33       0.09(7)        (6.85)        (0.15)         (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $52.73       0.09          (11.70)        (0.17)         (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $48.01       0.16            7.39         (0.16)         (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $48.25       0.07           (0.31)         0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999 .....................     $43.06       0.08            6.29         (0.20)         (0.98)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $34.43      (0.18)           5.18          0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.15      (0.19)           6.47          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $35.41      (0.20)(7)       (6.64)         0.00          (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $51.70      (0.17)         (11.50)         0.00          (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $47.33      (0.18)           7.22          0.00          (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $47.69      (0.04)          (0.32)         0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999 .....................     $42.69      (0.11)           6.09          0.00          (0.98)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $34.90      (0.06)           5.12         (0.03)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.56      (0.05)           6.39          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $35.91      (0.20)(7)       (6.73)         0.00          (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $52.36      (0.16)         (11.67)         0.00          (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $47.90      (0.07)           7.20          0.00          (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $48.26       0.08           (0.44)         0.00           0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ...............     $38.71       0.08           10.65         (0.20)         (0.98)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $35.64       0.11            5.24         (0.33)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $29.04       0.24            6.57         (0.21)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $36.38       0.18(7)        (6.87)        (0.23)         (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $52.72       0.15          (11.70)        (0.17)         (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $48.00       0.18            7.37         (0.16)         (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $48.25       0.04           (0.29)         0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999 .....................     $43.06       0.22            6.15         (0.20)         (0.98)

DIVERSIFIED SMALL CAP
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $11.32      (0.02)           2.26          0.00          (0.08)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $ 8.70      (0.01)           2.71          0.00          (0.08)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $ 9.18      (0.02)          (0.34)         0.00          (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $11.18       0.01           (1.34)        (0.01)         (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $ 9.02       0.00            2.16          0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $ 8.99      (0.01)           0.04          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999 .....................     $10.52       0.00           (1.53)         0.00           0.00

EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $31.32       0.24            4.94         (0.23)         (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.74       0.46            5.04         (0.46)         (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $37.23       0.44           (7.51)        (0.43)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $41.28       0.36           (4.05)        (0.36)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $44.20       0.44            0.10         (0.42)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $46.36       0.17           (2.09)        (0.24)          0.00
JUNE 1, 1998 TO MAY 31, 1999 .....................     $41.19       0.51            5.45         (0.53)         (0.26)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $31.31       0.11            4.94         (0.10)         (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.72       0.25            5.02         (0.22)         (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $37.18       0.16           (7.49)        (0.14)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $41.22       0.05           (4.03)        (0.06)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $44.17       0.11            0.11         (0.13)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $46.27       0.05           (2.08)        (0.07)          0.00
JUNE 1, 1998 TO MAY 31, 1999 .....................     $41.12       0.19            5.45         (0.23)         (0.26)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $32.26       0.10            5.10         (0.10)         (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $29.52       0.25            5.19         (0.24)         (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $38.18       0.18           (7.70)        (0.15)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $42.32       0.05           (4.14)        (0.05)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     $45.30       0.19            0.03         (0.16)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     $47.49       0.08           (2.17)        (0.10)          0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ...............     $37.26       0.47           10.39         (0.48)         (0.15)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      IN EXCESS OF   NET ASSET   --------------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSES          NET
                                                             GAINS       SHARE    INCOME (LOSS)   EXPENSES      WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $40.66         0.28%         1.36%(4)   (0.11)%(4)   1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $35.61         0.42%         1.54%(4)   (0.29)%(4)   1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $29.00         0.22%         1.58%(4)   (0.33)%(4)   1.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $36.33         0.23%         1.61%(4)   (0.46)%(4)   1.15%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $52.73         0.31%         1.51%(4)   (0.51)%(4)   1.00%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $48.01         0.45%         1.20%(4)   (0.20)%(4)   1.00%(4)
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.00         $48.25         0.47%         1.22%(4)   (0.22)%(4)   1.00%(4)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $39.43        (0.49)%        2.11%(4)   (0.11)%(4)   2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $34.43        (0.33)%        2.31%(4)   (0.31)%(4)   2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $28.15        (0.53)%        2.39%(4)   (0.39)%(4)   2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $35.41        (0.52)%        2.41%(4)   (0.51)%(4)   1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $51.70        (0.44)%        2.28%(4)   (0.53)%(4)   1.75%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $47.33        (0.30)%        2.20%(4)   (0.45)%(4)   1.75%(4)
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.00         $47.69        (0.28)%        2.22%(4)   (0.47)%(4)   1.75%(4)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $39.93        (0.48)%        2.11%(4)   (0.11)%(4)   2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $34.90        (0.33)%        2.28%(4)   (0.28)%(4)   2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $28.56        (0.52)%        2.13%(4)   (0.13)%(4)   2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $35.91        (0.52)%        2.01%(4)   (0.11)%(4)   1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $52.36        (0.40)%        2.95%(4)   (1.20)%(4)   1.75%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $47.90        (0.28)%        2.63%(4)   (0.88)%(4)   1.75%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ...............        0.00         $48.26        (0.28)%        5.15%(4)   (3.40)%(4)   1.75%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $40.66         0.51%         1.03%(4)   (0.03)%(4)   1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $35.64         0.67%         1.17%(4)   (0.17)%(4)   1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $29.04         0.47%         1.14%(4)   (0.14)%(4)   1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $36.38         0.38%         1.07%(4)   (0.07)%(4)   1.00%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $52.72         0.31%         1.10%(4)   (0.10)%(4)   1.00%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $48.00         0.44%         1.18%(4)   (0.18)%(4)   1.00%(4)
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.00         $48.25         0.47%         1.17%(4)   (0.17)%(4)   1.00%(4)

DIVERSIFIED SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $13.48        (0.43)%        1.21%(4)   (0.01)%(4)   1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $11.32        (0.13)%        1.27%(4)   (0.10)%(4)   1.17%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $ 8.70        (0.24)%        1.38%(4)   (0.18)%(4)   1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $ 9.18         0.13%         1.28%(4)   (0.08)%(4)   1.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $11.18         0.05%         1.39%(4)   (0.19)%(4)   1.20%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $ 9.02        (0.18)%        1.59%(4)   (0.39)%(4)   1.20%(4)
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.00         $ 8.99        (0.05)%        1.65%(4)   (0.45)%(4)   1.20%(4)

EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $34.87         1.38%         1.17%(4)   (0.07)%(4)   1.10%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $31.32         1.57%         1.33%(4)   (0.23)%(4)   1.10%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $28.74         1.19%         1.36%(4)   (0.26)%(4)   1.10%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $37.23         0.86%         1.51%(4)   (0.41)%(4)   1.10%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $41.28         1.07%         1.28%(4)   (0.18)%(4)   1.10%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $44.20         1.12%         0.90%(4)   (0.05)%(4)   0.85%(4)
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.00         $46.36         1.23%         0.93%(4)   (0.08)%(4)   0.85%(4)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $34.86         0.62%         1.92%(4)   (0.07)%(4)   1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $31.31         0.82%         2.13%(4)   (0.28)%(4)   1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $28.72         0.43%         2.18%(4)   (0.33)%(4)   1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $37.18         0.12%         2.20%(4)   (0.35)%(4)   1.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $41.22         0.28%         2.03%(4)   (0.18)%(4)   1.85%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $44.17         0.37%         1.90%(4)   (0.30)%(4)   1.60%(4)
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.00         $46.27         0.48%         1.94%(4)   (0.34)%(4)   1.60%(4)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $35.96         0.63%         1.92%(4)   (0.07)%(4)   1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.00         $32.26         0.82%         2.07%(4)   (0.22)%(4)   1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.00         $29.52         0.46%         2.12%(4)   (0.27)%(4)   1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        0.00         $38.18         0.14%         2.02%(4)   (0.17)%(4)   1.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        0.00         $42.32         0.29%         1.96%(4)   (0.11)%(4)   1.85%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.00         $45.30         0.42%         2.37%(4)   (0.77)%(4)   1.60%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ...............        0.00         $47.49         0.48%         4.37%(4)   (2.77)%(4)   1.60%(4)

                                                                 PORTFOLIO     NET ASSETS AT
                                                         TOTAL    TURNOVER     END OF PERIOD
                                                     RETURN(2)        RATE   (000'S OMITTED)
--------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     14.94%        18%(6)     $   97,865
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     23.21%        32%(6)     $   76,292
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (19.04)%       30%(6)     $   57,876
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............    (24.07)%       34%(6)     $   74,038
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     15.99%        38%(6)     $   95,646
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (0.50)%       13%(6)     $   70,624
JUNE 1, 1998 TO MAY 31, 1999 .....................     15.08%        35%(6)     $   69,768
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     14.52%        18%(6)     $   96,185
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     22.31%        32%(6)     $   92,300
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (19.64)%       30%(6)     $   85,035
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............    (24.65)%       34%(6)     $  111,956
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     15.10%        38%(6)     $  143,472
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (0.75)%       13%(6)     $  113,874
JUNE 1, 1998 TO MAY 31, 1999 .....................     14.24%        35%(6)     $  111,106
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     14.48%        18%(6)     $   11,676
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     22.23%        32%(6)     $    9,463
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (19.62)%       30%(6)     $    6,730
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............    (24.64)%       34%(6)     $    7,693
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     15.11%        38%(6)     $    8,526
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (0.75)%       13%(6)     $    2,018
OCTOBER 1, 1998(3) TO MAY 31, 1999 ...............     28.02%        35%(6)     $      542
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     15.07%        18%(6)     $1,249,373
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     23.55%        32%(6)     $1,152,692
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (18.86)%       30%(6)     $1,014,998
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............    (23.95)%       34%(6)     $1,398,810
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     15.99%        38%(6)     $1,938,206
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (0.52)%       13%(6)     $1,902,474
JUNE 1, 1998 TO MAY 31, 1999 .....................     15.08%        35%(6)     $1,629,191

DIVERSIFIED SMALL CAP
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     19.85%        37%(6)     $  427,888
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     31.32%        84%(6)     $  285,650
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     (4.17)%       93%(6)     $  192,987
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............    (12.52)%      113%(6)     $  138,795
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............     23.95%       121%(6)     $  115,700
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............      0.33%        39%(6)     $   67,459
JUNE 1, 1998 TO MAY 31, 1999 .....................    (14.54)%      112%(6)     $   60,261

EQUITY INCOME
--------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     16.88%         8%(5)     $  190,994
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     20.12%         9%(5)     $  161,962
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (19.84)%       12%(5)     $  124,015
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     (8.97)%        3%(5)     $  165,304
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............      1.17%         9%(5)     $  196,314
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (4.16)%        5%(5)     $  109,081
JUNE 1, 1998 TO MAY 31, 1999 .....................     14.74%         3%(5)     $  105,162
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     16.44%         8%(5)     $   95,592
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     19.22%         9%(5)     $   98,690
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (20.43)%       12%(5)     $   91,889
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     (9.67)%        3%(5)     $  134,403
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............      0.41%         9%(5)     $  152,682
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (4.40)%        5%(5)     $  118,792
JUNE 1, 1998 TO MAY 31, 1999 .....................     13.90%         3%(5)     $  106,688
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     16.43%         8%(5)     $   12,994
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     19.27%         9%(5)     $   10,689
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    (20.41)%       12%(5)     $    7,415
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     (9.66)%        3%(5)     $    7,508
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............      0.41%         9%(5)     $    7,115
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............     (4.41)%        5%(5)     $    2,124
OCTOBER 1, 1998(3) TO MAY 31, 1999 ...............     28.55%         3%(5)     $    1,106

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                        SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $31.28      0.27            4.94          (0.27)          (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $28.72      0.55            5.02          (0.55)          (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $37.21      0.54           (7.51)         (0.53)          (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $41.27      0.46           (4.05)         (0.47)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $44.19      0.52            0.12          (0.52)          (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $46.35      0.18           (2.10)         (0.24)           0.00
JUNE 1, 1998 TO MAY 31, 1999 ....................     $41.18      0.51            5.45          (0.53)          (0.26)

EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $44.55      0.25            5.76          (0.50)          (1.31)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $38.09      0.47            8.23          (0.51)          (1.73)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $54.20      0.41           (9.85)         (0.43)          (6.24)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $84.54      0.43          (21.00)         (0.35)          (9.42)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $78.14      0.33            9.36          (0.10)          (3.19)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     $64.93      0.53           16.54          (0.53)          (3.33)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $44.32      0.07            5.75          (0.18)          (1.31)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $37.80      0.16            8.20          (0.12)          (1.72)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $53.78      0.06           (9.84)         (0.02)          (6.18)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $84.06     (0.02)         (20.91)          0.00           (9.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $78.19     (0.16)           9.22           0.00           (3.19)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     $65.03     (0.03)          16.52           0.00           (3.33)

GROWTH
------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $10.64     (0.03)           1.28           0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $ 9.39     (0.05)(7)        1.30           0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $11.66     (0.02)(7)       (2.25)          0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $22.82     (0.02)          (7.01)          0.00           (4.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $22.85     (0.05)           3.07           0.00           (3.05)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     $20.48      0.01            5.65          (0.01)          (3.28)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $ 7.28     (0.06)           0.89           0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $ 6.47     (0.08)(7)        0.89           0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $ 8.10     (0.07)(7)       (1.56)          0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $15.96     (0.09)          (4.88)          0.00           (2.89)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $16.11     (0.14)           2.14           0.00           (2.15)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     $14.53     (0.09)           4.00           0.00           (2.33)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $12.55     (0.03)           1.52           0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $11.05     (0.03)(7)        1.53           0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $13.71      0.00(7)        (2.66)          0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $26.80     (0.06)          (8.18)          0.00           (4.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $26.80     (0.02)           3.59           0.00           (3.57)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     $24.01      0.03            6.64          (0.03)          (3.85)

GROWTH EQUITY
------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $24.64     (0.05)           3.90           0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $19.50     (0.08)(7)        5.22(7)        0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $23.87     (0.10)          (3.34)         (0.01)          (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $39.89     (0.07)          (9.86)          0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $36.83     (0.21)           8.90           0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $36.17     (0.01)           0.67           0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999 ....................     $35.73     (0.02)           2.56          (0.03)          (2.07)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $23.02     (0.40)           3.90           0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $18.37     (0.23)(7)        4.88(7)        0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $22.69     (0.31)          (3.09)          0.00           (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $38.48     (0.19)          (9.51)          0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $35.93     (0.35)           8.53           0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $35.39     (0.10)           0.64           0.00            0.00
JUNE 1, 1998 TO MAY 31, 1999 ....................     $35.23     (0.25)           2.48           0.00           (2.07)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $23.87     (0.12)           3.75           0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $19.04     (0.25)(7)        5.08(7)        0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $23.49     (0.25)          (3.28)          0.00           (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $39.61     (0.22)          (9.81)          0.00           (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $36.84     (0.15)           8.55           0.00           (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $36.29      0.02            0.53           0.00            0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     $30.66     (0.13)           7.86          (0.03)          (2.07)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS       ENDING
                                                     IN EXCESS OF    NET ASSET
                                                         REALIZED    VALUE PER
                                                            GAINS        SHARE
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $34.82
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $31.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $28.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $37.21
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $41.27
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $44.19
JUNE 1, 1998 TO MAY 31, 1999 ....................        0.00         $46.35

EQUITY INDEX
------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $48.75
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $44.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $38.09
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $54.20
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $84.54
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.00         $78.14
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $48.65
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $44.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $37.80
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $53.78
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $84.06
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.00         $78.19

GROWTH
------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $11.89
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $10.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $ 9.39
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $11.66
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $22.82
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.00         $22.85
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $ 8.11
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $ 7.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $ 6.47
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $ 8.10
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $15.96
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.00         $16.11
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $14.04
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $12.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $11.05
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $13.71
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $26.80
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.00         $26.80

GROWTH EQUITY
------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $28.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $24.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $19.50
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $23.87
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $39.89
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $36.83
JUNE 1, 1998 TO MAY 31, 1999 ....................        0.00         $36.17
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $26.52
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $23.02
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $18.37
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $22.69
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $38.48
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $35.93
JUNE 1, 1998 TO MAY 31, 1999 ....................        0.00         $35.39
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $27.50
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $23.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00         $19.04
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.00         $23.49
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00         $39.61
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $36.84
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............        0.00         $36.29

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    ---------------------------------------------------
                                                    NET INVESTMENT      GROSS    EXPENSES          NET
                                                     INCOME (LOSS)   EXPENSES      WAIVED     EXPENSES
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        1.63%        0.84%(4)    0.00%(4)     0.84%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        1.83%        0.94%(4)   (0.09)%(4)    0.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        1.44%        0.91%(4)   (0.06)%(4)    0.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        1.11%        0.85%(4)    0.00%(4)     0.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        1.21%        0.87%(4)   (0.02)%(4)    0.85%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        1.11%        0.88%(4)   (0.03)%(4)    0.85%(4)
JUNE 1, 1998 TO MAY 31, 1999 ....................        1.23%        0.89%(4)   (0.04)%(4)    0.85%(4)

EQUITY INDEX
-------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        1.09%        0.86%      (0.20)%       0.66%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        1.14%        1.03%      (0.36)%       0.67%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.86%        0.99%      (0.32)%       0.67%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.67%        0.88%      (0.21)%       0.67%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.54%        0.85%      (0.14)%       0.71%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.68%        0.80%      (0.09)%       0.71%
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.35%        1.61%      (0.21)%       1.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.40%        1.88%      (0.47)%       1.41%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.11%        1.97%      (0.56)%       1.41%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.07)%       1.63%      (0.22)%       1.41%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (0.21)%       1.72%      (0.26)%       1.46%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........       (0.06)%       1.61%      (0.16)%       1.45%

GROWTH
-------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.56)%       1.45%      (0.20)%       1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (0.49)%       1.56%      (0.35)%       1.21%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.17)%       1.70%      (0.58)%       1.12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.12)%       1.53%      (0.41)%       1.12%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (0.22)%       1.42%      (0.30)%       1.12%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.05%        1.13%      (0.03)%       1.10%
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (1.31)%       2.20%      (0.20)%       2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (1.23)%       2.48%      (0.54)%       1.94%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.91)%       2.69%      (0.82)%       1.87%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.87)%       2.23%      (0.36)%       1.87%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (0.96)%       2.22%      (0.35)%       1.87%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........       (0.64)%       1.86%      (0.07)%       1.79%
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.31)%       1.12%      (0.12)%       1.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (0.29)%       1.11%      (0.11)%       1.00%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.02)%       1.00%       0.00%        1.00%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........        0.06%        1.03%      (0.03)%       1.00%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (0.05)%       1.02%      (0.02)%       1.00%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........        0.15%        1.02%      (0.02)%       1.00%

GROWTH EQUITY
-------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.53)%       1.58%(4)   (0.08)%(4)    1.50%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (0.38)%       1.82%(4)   (0.32)%(4)    1.50%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.43)%       1.88%(4)   (0.41)%(4)    1.47%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.31)%       1.93%(4)   (0.43)%(4)    1.50%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (0.48)%       1.72%(4)   (0.22)%(4)    1.50%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............       (0.01)%       1.45%(4)   (0.20)%(4)    1.25%(4)
JUNE 1, 1998 TO MAY 31, 1999 ....................       (0.08)%       1.44%(4)   (0.19)%(4)    1.25%(4)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (1.31)%       2.33%(4)   (0.08)%(4)    2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (1.13)%       2.59%(4)   (0.34)%(4)    2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.18)%       2.63%(4)   (0.41)%(4)    2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (1.06)%       2.65%(4)   (0.40)%(4)    2.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (1.20)%       2.58%(4)   (0.33)%(4)    2.25%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............       (0.76)%       2.45%(4)   (0.45)%(4)    2.00%(4)
JUNE 1, 1998 TO MAY 31, 1999 ....................       (0.83)%       2.45%(4)   (0.45)%(4)    2.00%(4)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (1.29)%       2.33%(4)   (0.08)%(4)    2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (1.11)%       2.68%(4)   (0.43)%(4)    2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.17)%       2.74%(4)   (0.52)%(4)    2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (1.06)%       2.32%(4)   (0.07)%(4)    2.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (1.16)%       2.75%(4)   (0.50)%(4)    2.25%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............       (0.87)%       6.22%(4)   (4.22)%(4)    2.00%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............       (0.87)%      21.40%(4)  (19.39)%(4)    2.01%(4)


                                                                PORTFOLIO     NET ASSETS AT
                                                        TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)        RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     17.02%       8%(5)      $  933,722
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     20.42%       9%(5)      $  907,662
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (19.64)%     12%(5)      $  902,521
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (8.75)%      3%(5)      $1,163,331
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      1.39%       9%(5)      $1,403,624
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     (4.16)%      5%(5)      $1,471,410
JUNE 1, 1998 TO MAY 31, 1999 ....................     14.75%       3%(5)      $1,519,541

EQUITY INDEX
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     13.69%       1%         $  349,965
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     23.59%       2%         $  312,974
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (20.99)%      4%         $  271,640
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (27.03)%      4%         $  382,462
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     12.43%       8%         $  596,083
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     26.82%       6%         $  611,111
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     13.26%       1%         $   61,025
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     22.71%       2%         $   57,505
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (21.60)%      4%         $   50,635
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (27.57)%      4%         $   71,450
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     11.58%       8%         $   96,378
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     25.86%       6%         $   66,931

GROWTH
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     11.75%      30%         $  133,518
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     13.31%      52%         $  125,317
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (19.47)%     88%         $  120,777
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (36.26)%     80%         $  174,828
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     14.40%      51%         $  311,038
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     29.54%      38%         $  315,134
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     11.40%      30%         $    9,243
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     12.52%      52%         $   11,714
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (20.12)%     88%         $   19,918
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (36.69)%     80%         $   36,453
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     13.48%      51%         $   69,433
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     28.68%      38%         $   60,909
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     11.87%      30%         $   36,521
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     13.57%      52%         $   45,151
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (19.40)%     88%         $   67,930
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (36.19)%     80%         $  156,641
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     14.55%      51%         $   52,561
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ...........     29.69%      38%         $   17,588

GROWTH EQUITY
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     15.62%      24%(6)      $   20,956
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     26.36%      58%(6)      $   15,576
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (15.46)%     40%(6)      $   11,210
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (28.93)%     75%(6)      $   12,473
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     25.01%      78%(6)      $   17,726
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............      1.82%      22%(6)      $   23,750
JUNE 1, 1998 TO MAY 31, 1999 ....................      7.57%      73%(6)      $   17,335
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     15.20%      24%(6)      $   14,251
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     25.31%      58%(6)      $   14,379
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (16.09)%     40%(6)      $   13,670
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (29.46)%     75%(6)      $   17,319
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     24.11%      78%(6)      $   25,124
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............      1.53%      22%(6)      $   19,211
JUNE 1, 1998 TO MAY 31, 1999 ....................      6.78%      73%(6)      $   18,976
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     15.21%      24%(6)      $    3,698
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     25.37%      58%(6)      $    2,980
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (16.10)%     40%(6)      $    1,721
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (29.46)%     75%(6)      $    1,799
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     24.11%      78%(6)      $    2,240
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............      1.52%      22%(6)      $      320
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     25.73%      73%(6)      $       60

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                   BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                   VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                       SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $24.82     (0.04)            3.96          0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $19.61     (0.03)            5.25         (0.01)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $24.00     (0.05)           (3.35)        (0.07)         (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $39.98     (0.02)           (9.87)         0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $36.82     (0.09)            8.88          0.00          (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............     $36.17      0.01             0.64          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................     $35.72     (0.03)            2.58         (0.23)         (2.07)

INDEX
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $40.33      0.33             5.26         (0.58)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $32.98      0.55             7.37         (0.57)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $42.00      0.51            (8.99)        (0.54)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $59.73      0.54           (15.94)        (0.60)         (1.73)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $53.67      0.59             6.42         (0.26)         (0.69)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............     $54.83      0.24            (0.77)        (0.36)         (0.27)
JUNE 1, 1998 TO MAY 31, 1999 ...................     $46.36      0.57             8.87         (0.57)         (0.40)

INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 9.88     (0.01)            1.76         (0.06)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 8.46      0.04(7)          1.38          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $10.50     (0.01)(7)        (2.03)         0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $15.24      0.01            (4.44)         0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $12.70      0.11             2.64         (0.13)         (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     $ 9.36     (0.02)            3.36          0.00           0.00

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 9.48     (0.26)            1.91          0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 8.19     (0.03)(7)         1.32          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $10.25     (0.09)(7)        (1.97)         0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $14.99     (0.11)           (4.32)         0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $12.54      0.06             2.54         (0.07)         (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     $ 9.30     (0.10)            3.34          0.00           0.00

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 9.47     (0.05)            1.69          0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 8.18     (0.02)(7)         1.31          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $10.24     (0.09)(7)        (1.97)         0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $14.98     (0.07)           (4.36)         0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $12.54      0.07             2.54         (0.09)         (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     $ 9.30     (0.04)            3.28          0.00           0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 9.87      0.01             1.75         (0.08)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 8.46      0.08(7)          1.34         (0.01)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $10.47      0.02(7)         (2.03)         0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $15.17      0.01            (4.40)         0.00          (0.31)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ......     $13.61      0.12             1.66         (0.14)         (0.08)

LARGE CAP APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 8.92     (0.02)           (1.37)         0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 7.53     (0.01)            1.40          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $ 9.53     (0.01)           (1.99)         0.00           0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     $10.00      0.00            (0.47)         0.00           0.00

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 8.78     (0.05)           (1.26)         0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 7.47     (0.06)            1.37          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $ 9.52     (0.07)           (1.98)         0.00           0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     $10.00      0.00            (0.48)         0.00           0.00

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 8.79     (0.02)           (1.30)         0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 7.47     (0.03)            1.35          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $ 9.53     (0.05)           (2.01)         0.00           0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     $10.00      0.00            (0.47)         0.00           0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 8.96      0.01            (1.42)         0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 7.55      0.00             1.41          0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $ 9.53      0.00            (1.98)         0.00           0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     $10.00      0.01            (0.48)         0.00           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------


                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF   NET ASSET   ------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $28.74        (0.29)%      1.25%(4)    0.00%(4)   1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $24.82        (0.12)%      1.45%(4)   (0.20)%(4)  1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $19.61        (0.19)%      1.41%(4)   (0.19)%(4)  1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00         $24.00        (0.06)%      1.29%(4)   (0.04)%(4)  1.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00         $39.98        (0.23)%      1.34%(4)   (0.09)%(4)  1.25%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............        0.00         $36.82         0.05%       1.40%(4)   (0.15)%(4)  1.25%(4)
JUNE 1, 1998 TO MAY 31, 1999 ...................        0.00         $36.17        (0.08)%      1.38%(4)   (0.13)%(4)  1.25%(4)

INDEX
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $45.34         1.50%       0.33%(4)   (0.08)%(4)  0.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $40.33         1.58%       0.44%(4)   (0.19)%(4)  0.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $32.98         1.28%       0.39%(4)   (0.14)%(4)  0.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00         $42.00         1.11%       0.30%(4)   (0.05)%(4)  0.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00         $59.73         1.02%       0.33%(4)   (0.08)%(4)  0.25%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............        0.00         $53.67         1.17%       0.55%(4)   (0.30)%(4)  0.25%(4)
JUNE 1, 1998 TO MAY 31, 1999 ...................        0.00         $54.83         1.28%       0.55%(4)   (0.30)%(4)  0.25%(4)

INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $11.57        (0.17)%      1.72%      (0.22)%     1.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 9.88         0.42%       1.76%      (0.26)%     1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 8.46        (0.08)%      1.96%      (0.24)%     1.72%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00         $10.50         0.05%       1.81%      (0.06)%     1.75%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00         $15.24        (0.31)%      2.00%      (0.25)%     1.75%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........        0.00         $12.70        (0.17)%      2.10%      (0.35)%     1.75%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $11.13        (0.96)%      2.47%      (0.22)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 9.48        (0.31)%      2.82%      (0.57)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 8.19        (0.83)%      3.06%      (0.59)%     2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00         $10.25        (0.72)%      2.70%      (0.20)%     2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00         $14.99        (1.01)%      2.95%      (0.45)%     2.50%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........        0.00         $12.54        (0.81)%      2.79%      (0.39)%     2.40%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $11.11        (0.91)%      2.47%      (0.22)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 9.47        (0.27)%      2.70%      (0.45)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 8.18        (0.78)%      2.96%      (0.49)%     2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00         $10.24        (0.69)%      2.50%       0.00%      2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00         $14.98        (0.86)%      3.02%      (0.52)%     2.50%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........        0.00         $12.54        (0.78)%      2.72%      (0.35)%     2.37%

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $11.55         0.09%       1.39%      (0.14)%     1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 9.87         0.76%       1.34%      (0.09)%     1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 8.46         0.31%       1.46%      (0.02)%     1.44%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00         $10.47         0.31%       1.53%      (0.03)%     1.50%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ......        0.00         $15.17         0.32%       1.92%      (0.42)%     1.50%

LARGE CAP APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $ 7.53        (0.14)%      1.40%(4)   (0.15)%(4)  1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 8.92        (0.19)%      2.45%(4)   (1.24)%(4)  1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 7.53        (0.15)%      6.48%(4)   (5.28)%(4)  1.20%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......        0.00         $ 9.53         1.17%       1.24%(4)   (0.29)%(4)  0.95%(4)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $ 7.47        (0.88)%      2.16%(4)   (0.16)%(4)  2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 8.78        (0.95)%      3.11%(4)   (1.16)%(4)  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 7.47        (0.90)%      8.45%(4)   (6.50)%(4)  1.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......        0.00         $ 9.52        (0.24)%      1.78%(4)   0.00%(4)    1.78%(4)

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $ 7.47        (0.88)%      2.16%(4)   (0.16)%(4)  2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 8.79        (0.94)%      3.96%(4)   (2.01)%(4)  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 7.47        (0.93)%      8.37%(4)   (6.42)%(4)  1.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......        0.00         $ 9.53         0.00%       1.83%(4)    0.00%(4)   1.83%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00         $ 7.55         0.12%       1.08%(4)   (0.08)%(4)  1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00         $ 8.96        (0.06)%      1.61%(4)   (0.66)%(4)  0.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00         $ 7.55         0.05%       5.81%(4)   (4.86)%(4)  0.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......        0.00         $ 9.53         1.00%       0.86%(4)    0.00%(4)   0.86%(4)

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)        RATE   (000'S OMITTED)
------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     15.79%      24%(6)       $ 522,800
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     26.62%      58%(6)       $ 450,480
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (15.25)%     40%(6)       $ 363,946
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (28.74)%     75%(6)       $ 476,031
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     25.32%      78%(6)       $ 751,174
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............     1.80%       22%(6)       $ 644,215
JUNE 1, 1998 TO MAY 31, 1999 ...................     7.60%       73%(6)       $ 920,586

INDEX
------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     13.90%       1%(5)       $1,062,022
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     24.22%       3%(5)       $  839,581
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (20.54)%      4%(5)       $  596,168
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (26.63)%      2%(5)       $  733,380
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     13.06%       8%(5)       $  982,975
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............    (1.00)%      11%(5)       $  813,861
JUNE 1, 1998 TO MAY 31, 1999 ...................     20.57%       4%(5)       $1,154,289

INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     17.77%      22%          $  61,704
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     16.78%      73%          $  52,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (19.43)%     52%          $  22,806
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (29.59)%     36%          $  30,727
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     21.65%      26%          $  43,659
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     35.68%      41%          $  35,779

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     17.41%      22%          $  18,491
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     15.75%      73%          $  20,149
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (20.10)%     52%          $  29,107
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (30.12)%     36%          $  41,122
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     20.65%      26%          $  63,019
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     34.84%      41%          $  37,911

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     17.32%      22%          $   3,007
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     15.77%      73%          $   2,530
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (20.12)%     52%          $   2,167
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (30.14)%     36%          $   2,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     20.72%      26%          $   2,857
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     34.84%      41%          $     673

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     17.90%      22%          $ 303,203
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     16.83%      73%          $ 266,099
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (19.20)%     52%          $ 372,380
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (29.47)%     36%          $ 108,796
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ......     13.01%      26%          $ 122,397

LARGE CAP APPRECIATION
------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     12.89%      84%(5)       $   2,042
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     18.46%     153%(5)       $   1,033
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (20.99)%    123%(5)       $     898
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     (4.70)%     10%(5)       $      41

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     12.41%      84%(5)       $   1,587
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     17.54%     153%(5)       $   1,449
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (21.53)%    123%(5)       $   1,041
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     (4.80)%     10%(5)       $      91

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     12.40%      84%(5)       $     697
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     17.67%     153%(5)       $     499
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (21.62)%    123%(5)       $     200
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     (4.70)%     10%(5)       $      26

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     13.06%      84%(5)       $  18,677
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     18.68%     153%(5)       $  16,905
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (20.78)%    123%(5)       $   4,155
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .......     (4.70)%     10%(5)       $      10

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                   BEGINNING         NET              AND   DIVIDENDS  DISTRIBUTIONS
                                                   NET ASSET  INVESTMENT       UNREALIZED    FROM NET       FROM NET
                                                   VALUE PER      INCOME   GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                       SHARE      (LOSS)      INVESTMENTS      INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $ 9.82       0.01           1.58         (0.01)        0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........    $10.00       0.00          (0.18)         0.00         0.00
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $ 9.81       0.00           1.55          0.00         0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........    $10.00      (0.01)         (0.18)         0.00         0.00
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $ 9.81       0.00           1.54          0.00         0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........    $10.00      (0.01)         (0.18)         0.00         0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $ 9.82       0.01           1.60         (0.01)        0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........    $10.00       0.00          (0.18)         0.00         0.00

LARGE COMPANY GROWTH
--------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $43.96      (0.13)          3.71          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........    $34.52      (0.46)          9.90          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    $44.57      (0.34)         (9.71)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    $75.03      (0.37)        (29.21)         0.00        (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........    $57.96      (0.49)         19.16          0.00        (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............    $58.09      (0.12)         (0.01)         0.00         0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............    $38.48      (0.16)         20.82          0.00        (1.05)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $40.11      (0.37)          3.47          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........    $31.72      (0.68)          9.07          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    $41.18      (0.69)         (8.77)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    $69.77      (0.62)        (27.09)         0.00        (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........    $54.29      (0.72)         17.80          0.00        (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............    $54.50      (0.19)         (0.02)         0.00         0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............    $39.80      (0.17)         15.92          0.00        (1.05)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $40.18      (0.28)          3.40          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........    $31.76      (0.62)          9.04          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    $41.22      (0.89)         (8.57)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    $69.85      (0.43)        (27.32)         0.00        (0.84)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 .......    $59.32      (0.40)         12.53          0.00        (1.60)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $41.67      (0.07)          3.52          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........    $32.65      (0.16)          9.18          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    $42.06      (0.21)         (9.20)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    $70.71      (0.24)        (27.53)         0.00        (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........    $54.60      (0.30)         18.01          0.00        (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............    $54.67      (0.07)          0.00          0.00         0.00
JUNE 1, 1998 TO MAY 31, 1999 ....................    $39.94      (0.17)         15.95          0.00        (1.05)

MONTGOMERY EMERGING MARKETS FOCUS
--------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $17.76      (0.04)(7)       4.37          0.00         0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........    $15.27       0.02(7)        2.47          0.00         0.00
JULY 1, 2002 TO JUNE 30, 2003 ...................    $14.50       0.00           0.77          0.00         0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............    $11.37       0.29           2.94         (0.10)        0.00
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $17.62      (0.14)(7)       4.39          0.00         0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........    $15.18      (0.02)(7)       2.46          0.00         0.00
JULY 1, 2002 TO JUNE 30, 2003 ...................    $14.52       0.10           0.56          0.00         0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............    $11.37       0.08           3.17         (0.10)        0.00
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...    $17.56      (0.13)(7)       4.33          0.00         0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........    $15.12      (0.02)(7)       2.46          0.00         0.00
JULY 1, 2002 TO JUNE 30, 2003 ...................    $14.48       0.02           0.62          0.00         0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............    $11.37       0.05           3.16         (0.10)        0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF  NET ASSET  -----------------------------------------------------
                                                        REALIZED  VALUE PER  NET INVESTMENT      GROSS     EXPENSES            NET
                                                           GAINS      SHARE   INCOME (LOSS)   EXPENSES       WAIVED       EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $11.40        0.45%         15.71%(4)    (14.46)%(4)    1.25%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........        0.00       $ 9.82       (0.26)%       196.38%(4)   (195.13)%(4)    1.25%(4)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $11.36       (0.28)%        16.09%(4)    (14.09)%(4)    2.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........        0.00       $ 9.81       (1.08)%       189.72%(4)   (187.72)%(4)    2.00%(4)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $11.35       (0.33)%        17.48%(4)    (15.48)%(4)    2.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........        0.00       $ 9.81       (0.64)%       209.42%(4)   (207.42)%(4)    2.00%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $11.42        0.30%         15.06%(4)    (14.06)%(4)    1.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........        0.00       $ 9.82       (0.33)%       211.67%(4)   (210.67)%(4)    1.00%(4)

LARGE COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $47.54       (0.54)%         1.28%(4)     (0.08)%(4)    1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00       $43.96       (0.69)%         1.41%(4)     (0.21)%(4)    1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00       $34.52       (0.76)%         1.45%(4)     (0.25)%(4)    1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.04)      $44.57       (0.71)%         1.36%(4)     (0.16)%(4)    1.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00       $75.03       (0.73)%         1.31%(4)     (0.11)%(4)    1.20%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00       $57.96       (0.58)%         1.40%(4)     (0.20)%(4)    1.20%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............        0.00       $58.09       (0.68)%         1.35%(4)     (0.15)%(4)    1.20%(4)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $43.21       (1.29)%         2.03%(4)     (0.08)%(4)    1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00       $40.11       (1.35)%         2.33%(4)     (0.45)%(4)    1.88%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00       $31.72       (1.31)%         2.46%(4)     (0.71)%(4)    1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.04)      $41.18       (1.26)%         2.19%(4)     (0.44)%(4)    1.75%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00       $69.77       (1.28)%         2.15%(4)     (0.40)%(4)    1.75%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00       $54.29       (1.13)%         2.05%(4)     (0.30)%(4)    1.75%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............        0.00       $54.50       (1.22)%         2.15%(4)     (0.39)%(4)    1.76%(4)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $43.30       (1.29)%         2.03%(4)     (0.08)%(4)    1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00       $40.18       (1.34)%         2.16%(4)     (0.30)%(4)    1.86%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00       $31.76       (1.31)%         2.28%(4)     (0.53)%(4)    1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.04)      $41.22       (1.26)%         2.15%(4)     (0.40)%(4)    1.75%(4)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 .......        0.00       $69.85       (1.29)%         2.16%(4)     (0.41)%(4)    1.75%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $45.12       (0.28)%         0.95%(4)     (0.01)%(4)    0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00       $41.67       (0.44)%         1.05%(4)     (0.09)%(4)    0.96%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        0.00       $32.65       (0.56)%         1.03%(4)     (0.03)%(4)    1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.04)      $42.06       (0.48)%         0.97%(4)     0.00%(4)      0.97%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........        0.00       $70.71       (0.53)%         1.02%(4)     (0.02)%(4)    1.00%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00       $54.60       (0.38)%         1.04%(4)     (0.04)%(4)    1.00%(4)
JUNE 1, 1998 TO MAY 31, 1999 ....................        0.00       $54.67       (0.49)%         1.09%(4)     (0.09)%(4)    1.00%(4)

MONTGOMERY EMERGING MARKETS FOCUS
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $22.09       (0.38)%         2.01%        (0.11)%       1.90%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........        0.00       $17.76        0.42%          2.03%        (0.15)%       1.88%
JULY 1, 2002 TO JUNE 30, 2003 ...................        0.00       $15.27       (1.65)%         2.18%        0.00%         2.18%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............        0.00       $14.50        0.43%          5.27%        (3.07)%       2.20%
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $21.87       (1.32)%         2.78%        (0.13)%       2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........        0.00       $17.62       (0.45)%         2.79%        (0.15)%       2.64%
JULY 1, 2002 TO JUNE 30, 2003 ...................        0.00       $15.18        1.59%          2.78%        (0.45)%       2.33%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............        0.00       $14.52        0.10%          5.38%        (3.07)%       2.31%
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00       $21.76       (1.27)%         2.77%        (0.12)%       2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........        0.00       $17.56       (0.39)%         2.79%        (0.15)%       2.64%
JULY 1, 2002 TO JUNE 30, 2003 ...................        0.00       $15.12       (3.00)%         3.53%        (0.14)%       3.39%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............        0.00       $14.48        0.10%          6.51%        (3.07)%       3.44%


                                                                PORTFOLIO     NET ASSETS AT
                                                       TOTAL     TURNOVER     END OF PERIOD
                                                   RETURN(2)         RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
LARGE CAP VALUE
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     16.14%        67%(5)     $    1,198
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........     (1.80)%        3%(5)     $       76
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     15.80%        67%(5)     $      518
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........     (1.90)%        3%(5)     $       37
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     15.70%        67%(5)     $      206
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........     (1.90)%        3%(5)     $       12
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     16.38%        67%(5)     $      150
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ........     (1.80)%        3%(5)     $       10

LARGE COMPANY GROWTH
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      8.14%         9%(5)     $  422,295
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     27.35%        13%(5)     $  364,406
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (22.55)%      18%(5)     $  141,774
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (39.85)%      13%(5)     $  202,514
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     32.50%         9%(5)     $  303,948
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     (0.22)%        5%(5)     $  188,890
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     54.16%        28%(5)     $  191,233
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      7.73%         9%(5)     $  255,208
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     26.45%        13%(5)     $  246,894
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (22.97)%       18%(5)     $  218,625
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (40.18)%       13%(5)     $  307,706
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     31.75%         9%(5)     $  461,918
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     (0.39)%        5%(5)     $  201,351
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     40.01%        28%(5)     $  156,870
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      7.77%         9%(5)     $   43,819
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     26.51%        13%(5)     $   40,436
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (22.95)%       18%(5)     $   27,092
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........    (40.19)%       13%(5)     $   27,189
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 .......     20.72%         9%(5)     $   25,463
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      8.31%         9%(5)     $2,109,530
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     27.60%        13%(5)     $1,761,429
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (22.37)%      18%(5)     $1,038,491
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (39.73)%      13%(5)     $1,066,607
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     32.74%         9%(5)     $1,532,428
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     (0.13)%        5%(5)     $  801,943
JUNE 1, 1998 TO MAY 31, 1999 ....................     39.96%        28%(5)     $  645,385

MONTGOMERY EMERGING MARKETS FOCUS
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     24.31%       122%        $  169,245
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........     16.37%        49%        $  117,842
JULY 1, 2002 TO JUNE 30, 2003 ...................      5.33%       210%        $  105,512
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............     28.57%       206%        $       23
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     24.05%       122%        $    2,429
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........     16.06%        49%        $      290
JULY 1, 2002 TO JUNE 30, 2003 ...................      4.64%       210%        $       28
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............     28.65%       206%        $       11
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     23.92%       122%        $    3,069
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ...........     16.14%        49%        $      519
JULY 1, 2002 TO JUNE 30, 2003 ...................      4.37%       210%        $       59
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ............     28.39%       206%        $       13

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                     VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                         SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $17.64     (0.02)(7)         4.36          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $15.16      0.03(7)          2.45          0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................     $14.41      0.30             0.54         (0.09)          0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................     $14.00      0.07             0.44         (0.10)          0.00
JULY 1, 2000 TO JUNE 30, 2001 ....................     $16.57      0.20            (2.73)        (0.04)          0.00
JULY 1, 1999 TO JUNE 30, 2000 ....................     $13.15      0.19             3.47         (0.16)         (0.08)
APRIL 1, 1999 TO JUNE 30, 1999(9) ................     $ 9.63      0.04             3.48          0.00           0.00
APRIL 1, 1998 TO MARCH 31, 1999 ..................     $11.43      0.12            (1.76)        (0.16)          0.00

MONTGOMERY INSTITUTIONAL EMERGING MARKETS
-------------------------------------------------------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $42.29      0.24            12.53         (0.62)          0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $36.91      0.07             5.31          0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................     $34.41      0.54             2.08         (0.12)          0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................     $35.30      0.28            (0.82)        (0.35)          0.00
JULY 1, 2000 TO JUNE 30, 2001 ....................     $47.07      0.67           (12.44)         0.00           0.00
JULY 1, 1999 TO JUNE 30, 2000 ....................     $39.05     (0.45)            8.47          0.00           0.00
JULY 1, 1998 TO JUNE 30, 1999 ....................     $35.61      0.38             3.06          0.00           0.00

MONTGOMERY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 5.09     (0.02)            1.06          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 4.77     (0.05)            0.37          0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................     $ 4.82     (0.02)           (0.03)         0.00           0.00
JULY 1, 2001 TO JUNE 30, 2002(10) ................     $ 7.27     (0.05)           (1.78)         0.00          (0.62)
JULY 1, 2000 TO JUNE 30, 2001(10) ................     $12.36     (0.09)           (0.80)         0.00          (4.20)
JULY 1, 1999 TO JUNE 30, 2000(10) ................     $ 9.85     (0.17)            4.01          0.00          (1.33)
JULY 1, 1998 TO JUNE 30, 1999(10) ................     $10.89     (0.08)           (0.40)         0.00          (0.56)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 4.99     (0.04)            1.03          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 4.68     (0.06)            0.37          0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .................     $ 4.67      0.01             0.00          0.00           0.00

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 4.98     (0.03)            1.03          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 4.68     (0.06)            0.36          0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .................     $ 4.67      0.01             0.00          0.00           0.00

MONTGOMERY SMALL CAP
-------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 9.44     (0.06)            2.38          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 8.93     (0.02)            0.53          0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................     $ 8.61     (0.07)            0.39          0.00           0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................     $11.85     (0.07)           (3.08)         0.00          (0.09)
JULY 1, 2000 TO JUNE 30, 2001 ....................     $22.20     (0.13)           (4.43)         0.00          (5.79)
JULY 1, 1999 TO JUNE 30, 2000 ....................     $16.58     (0.28)            5.90          0.00           0.00
JULY 1, 1998 TO JUNE 30, 1999 ....................     $20.73     (0.17)           (1.21)         0.00          (2.77)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 9.41     (0.04)            2.31          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 8.93     (0.04)            0.52          0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .................     $ 8.88     (0.01)            0.06          0.00           0.00

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 9.42     (0.03)            2.31          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 8.93     (0.02)            0.51          0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .................     $ 8.88     (0.01)            0.06          0.00           0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     $ 9.44      0.14             2.19          0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     $ 8.94     (0.02)            0.52          0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .................     $ 8.88      0.00             0.06          0.00           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      IN EXCESS OF   NET ASSET   -----------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                             GAINS       SHARE     INCOME (LOSS)  EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $21.98        (0.14)%        1.68%     (0.08)%     1.60%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $17.64         0.73%         1.70%     (0.15)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003 ....................        0.00         $15.16         2.43%         2.16%     (0.64)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002 ....................        0.00         $14.41         0.60%         4.66%     (3.07)%     1.59%
JULY 1, 2000 TO JUNE 30, 2001 ....................        0.00         $14.00         1.68%         4.37%     (2.65)%     1.72%
JULY 1, 1999 TO JUNE 30, 2000 ....................        0.00         $16.57         0.66%         6.15%     (4.53)%     1.62%
APRIL 1, 1999 TO JUNE 30, 1999(9) ................        0.00         $13.15         0.05%         8.82%     (7.09)%     1.73%
APRIL 1, 1998 TO MARCH 31, 1999 ..................        0.00         $ 9.63         1.24%         8.68%     (6.58)%     2.10%

MONTGOMERY INSTITUTIONAL EMERGING MARKETS
--------------------------------------------------------------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $54.44         0.94%         1.59%     (0.34)%     1.25%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $42.29         0.66%         1.63%     (0.38)%     1.25%
JULY 1, 2002 TO JUNE 30, 2003 ....................        0.00         $36.91         1.69%         1.63%     (0.38)%     1.25%
JULY 1, 2001 TO JUNE 30, 2002 ....................        0.00         $34.41         0.85%         4.80%     (3.50)%     1.30%
JULY 1, 2000 TO JUNE 30, 2001 ....................        0.00         $35.30         1.17%         3.18%     (1.87)%     1.31%
JULY 1, 1999 TO JUNE 30, 2000 ....................        0.00         $47.07        (0.77)%        3.74%     (1.59)%     2.15%
JULY 1, 1998 TO JUNE 30, 1999 ....................        0.00         $39.05         0.79%         2.42%     (0.97)%     1.45%

MONTGOMERY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $ 6.13        (0.80)%        1.41%      0.00%      1.41%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 5.09        (1.03)%        1.42%      0.00%      1.42%
JULY 1, 2002 TO JUNE 30, 2003 ....................        0.00         $ 4.77        (0.65)%        1.86%     (0.37)%     1.49%
JULY 1, 2001 TO JUNE 30, 2002(10) ................        0.00         $ 4.82        (0.80)%        3.10%     (1.60)%     1.50%
JULY 1, 2000 TO JUNE 30, 2001(10) ................        0.00         $ 7.27        (1.13)%        2.32%     (0.81)%     1.51%
JULY 1, 1999 TO JUNE 30, 2000(10) ................        0.00         $12.36        (1.19)%        1.92%     (0.37)%     1.55%
JULY 1, 1998 TO JUNE 30, 1999(10) ................        0.00         $ 9.85        (0.83)%        1.66%      0.00%      1.66%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $ 5.98        (1.56)%        2.16%      0.00%      2.16%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 4.99        (1.78)%        2.17%      0.00%      2.17%
JUNE 9, 2003(3) TO JUNE 30, 2003 .................        0.00         $ 4.68         3.82%         2.22%     (0.08)%     2.14%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $ 5.98        (1.57)%        2.16%      0.00%      2.16%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 4.98        (1.78)%        2.17%      0.00%      2.17%
JUNE 9, 2003(3) TO JUNE 30, 2003 .................        0.00         $ 4.68         4.05%         2.22%     (0.10)%     2.12%

MONTGOMERY SMALL CAP
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $11.76        (1.10)%        1.62%     (0.22)%     1.40%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 9.44        (1.13)%        1.69%     (0.29)%     1.40%
JULY 1, 2002 TO JUNE 30, 2003 ....................        0.00         $ 8.93        (1.06)%        1.53%     (0.13)%     1.40%
JULY 1, 2001 TO JUNE 30, 2002 ....................        0.00         $ 8.61        (0.68)%        1.51%     (0.11)%     1.40%
JULY 1, 2000 TO JUNE 30, 2001 ....................        0.00         $11.85        (0.85)%        1.36%      0.00%      1.36%
JULY 1, 1999 TO JUNE 30, 2000 ....................        0.00         $22.20        (1.14)%        1.35%      0.00%      1.35%
JULY 1, 1998 TO JUNE 30, 1999 ....................        0.00         $16.58        (1.09)%        1.32%      0.00%      1.32%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $11.68        (1.83)%        2.38%     (0.23)%     2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 9.41        (1.88)%        2.43%     (0.28)%     2.15%
JUNE 9, 2003(3) TO JUNE 30, 2003 .................        0.00         $ 8.93        (1.06)%        2.28%     (0.13)%     2.15%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $11.70        (1.82)%        2.38%     (0.23)%     2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 9.42        (1.91)%        2.47%     (0.32)%     2.15%
JUNE 9, 2003(3) TO JUNE 30, 2003 .................        0.00         $ 8.93        (1.06)%        2.28%     (0.13)%     2.15%

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.00         $11.77        (0.95)%        1.41%     (0.21)%     1.20%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............        0.00         $ 9.44        (0.99)%        1.46%     (0.26)%     1.20%
JUNE 9, 2003(3) TO JUNE 30, 2003 .................        0.00         $ 8.94        (1.06)%        1.28%     (0.08)%     1.20%

                                                                 PORTFOLIO    NET ASSETS AT
                                                         TOTAL    TURNOVER    END OF PERIOD
                                                     RETURN(2)        RATE   000'S OMITTED)
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     24.53%       122%         $ 54,541
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     16.42%        49%         $ 29,273
JULY 1, 2002 TO JUNE 30, 2003 ....................      5.79%       210%         $ 25,784
JULY 1, 2001 TO JUNE 30, 2002 ....................      3.80%       206%         $ 22,974
JULY 1, 2000 TO JUNE 30, 2001 ....................    (15.26)%      182%         $ 10,156
JULY 1, 1999 TO JUNE 30, 2000 ....................     27.91%       264%         $  4,725
APRIL 1, 1999 TO JUNE 30, 1999(9) ................     36.55%       200%         $  2,551
APRIL 1, 1998 TO MARCH 31, 1999 ..................    (14.04)%      437%         $  1,655
MONTGOMERY INSTITUTIONAL EMERGING MARKETS
-------------------------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     29.93%        50%         $105,343
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............     14.96%        19%         $ 82,432
JULY 1, 2002 TO JUNE 30, 2003 ....................      7.71%        80%         $ 73,127
JULY 1, 2001 TO JUNE 30, 2002 ....................     (1.56)%       99%         $ 66,511
JULY 1, 2000 TO JUNE 30, 2001 ....................    (24.97)%      171%         $ 66,761
JULY 1, 1999 TO JUNE 30, 2000 ....................     20.42%       116%         $104,553
JULY 1, 1998 TO JUNE 30, 1999 ....................      9.75%       115%         $103,661

MONTGOMERY MID CAP GROWTH
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     20.43%        84%         $ 98,394
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      6.71%        55%         $ 87,980
JULY 1, 2002 TO JUNE 30, 2003 ....................     (1.04)%      142%         $ 85,320
JULY 1, 2001 TO JUNE 30, 2002(10) ................    (26.49)%      143%         $ 98,526
JULY 1, 2000 TO JUNE 30, 2001(10) ................    (11.76)%       68%         $164,497
JULY 1, 1999 TO JUNE 30, 2000(10) ................     42.46%        63%         $224,944
JULY 1, 1998 TO JUNE 30, 1999(10) ................     (4.07)%       76%         $382,483

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     19.84%        84%         $  6,991
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      6.62%        55%         $  5,216
JUNE 9, 2003(3) TO JUNE 30, 2003 .................      0.21%       142%         $  4,599

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     20.08%        84%         $    983
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      6.41%        55%         $    607
JUNE 9, 2003(3) TO JUNE 30, 2003 .................      0.21%       142%         $    493

MONTGOMERY SMALL CAP
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     24.58%        77%         $102,589
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      5.71%        47%         $ 83,152
JULY 1, 2002 TO JUNE 30, 2003 ....................      3.72%       169%         $ 52,891
JULY 1, 2001 TO JUNE 30, 2002 ....................    (26.68)%      152%         $ 46,707
JULY 1, 2000 TO JUNE 30, 2001 ....................    (21.71)%      117%         $ 74,297
JULY 1, 1999 TO JUNE 30, 2000 ....................     34.12%        93%         $102,622
JULY 1, 1998 TO JUNE 30, 1999 ....................     (4.14)%       71%         $113,323

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     24.12%        77%         $    598
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      5.38%        47%         $    114
JUNE 9, 2003(3) TO JUNE 30, 2003 .................      0.56%       169%         $     30

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     24.20%        77%         $    212
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      5.49%        47%         $     82
JUNE 9, 2003(3) TO JUNE 30, 2003 .................      0.56%       169%         $     11

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....     24.68%        77%         $  3,732
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ............      5.59%        47%         $    335
JUNE 9, 2003(3) TO JUNE 30, 2003 .................      0.67%       169%         $     14

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                   BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                   VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                       SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 4.26       0.01           0.57          (0.01)         (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 3.71       0.03           0.56          (0.04)          0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........     $ 5.38       0.04          (0.71)         (0.04)         (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     $ 5.80       0.06          (0.24)         (0.06)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........     $ 5.21       0.08           0.96          (0.08)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........     $ 6.26       0.07          (0.56)         (0.07)         (0.49)
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........     $ 6.45       0.07           0.24          (0.07)         (0.43)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 4.25       0.00           0.57           0.00          (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 3.71       0.00           0.56          (0.02)          0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........     $ 5.38       0.00          (0.71)          0.00          (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     $ 5.80       0.01          (0.24)         (0.01)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........     $ 5.21       0.03           0.96          (0.03)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........     $ 6.26       0.00          (0.56)          0.00          (0.49)
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........     $ 6.45       0.00           0.24           0.00          (0.43)

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $ 4.23       0.01           0.57          (0.01)         (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 3.69       0.00           0.56          (0.02)          0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........     $ 5.37       0.00          (0.72)          0.00          (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     $ 5.79       0.01          (0.24)         (0.01)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........     $ 5.20       0.02           0.96          (0.02)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........     $ 6.24       0.00          (0.55)          0.00          (0.49)
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........     $ 6.46       0.00           0.21           0.00          (0.43)

SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $12.97      (0.09)          3.39           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 9.72      (0.13)          3.38           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $13.23      (0.15)         (3.36)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $43.48      (0.17)        (22.23)          0.00          (7.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $26.23      (0.08)         19.88           0.00          (2.55)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     $17.86      (0.18)          9.99           0.00          (1.44)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $12.34      (0.15)          3.23           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 9.33      (0.38)          3.39           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $12.78      (0.23)         (3.22)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $42.33      (0.26)        (21.66)          0.00          (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $25.72      (0.14)         19.25           0.00          (2.50)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     $17.64      (0.36)          9.86           0.00          (1.42)

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $12.33      (0.14)          3.21           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 9.32      (0.24)          3.25           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $12.77      (0.25)         (3.20)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $42.31      (0.27)        (21.64)          0.00          (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $25.71      (0.08)         19.18           0.00          (2.50)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     $17.63      (0.39)          9.89           0.00          (1.42)

INSTITUTIONAL CLASS
October 1, 2003 to March 31, 2004 (Unaudited) ..     $13.27      (0.07)          3.47           0.00           0.00
October 1, 2002 to September 30, 2003 ..........     $ 9.94       0.00           3.33           0.00           0.00
October 1, 2001 to September 30, 2002 ..........     $13.49      (0.14)         (3.41)          0.00           0.00
October 1, 2000 to September 30, 2001 ..........     $44.27      (0.19)        (22.60)          0.00          (7.99)
October 1, 1999 to September 30, 2000 ..........     $26.66      (0.13)         20.34           0.00          (2.60)
October 1, 1998 to September 30, 1999 ..........     $18.02      (0.28)         10.38           0.00          (1.46)

SMALL CAP OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     $27.57      (0.04)          5.98           0.00          (0.96)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $22.70      (0.13)          6.32           0.00          (1.32)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $26.49      (0.22)         (2.05)          0.00          (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $29.97      (0.10)         (0.91)          0.00          (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     $20.50      (0.11)          9.58           0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............     $20.51      (0.03)          0.02           0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999 ...................     $23.61      (0.11)         (2.97)          0.00          (0.02)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF   NET ASSET   ------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $ 3.98           0.84%        1.62%      (0.27)%     1.35%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $ 4.26           0.82%        1.59%      (0.24)%     1.35%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........        0.00       $ 3.71           0.98%        1.46%      (0.12)%     1.34%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        0.00       $ 5.38           1.15%        1.25%       0.00%      1.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........        0.00       $ 5.80           1.48%        1.25%       0.00%      1.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........        0.00       $ 5.21           1.07%        1.25%       0.00%      1.25%
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........        0.00       $ 6.26           1.04%        1.25%       0.00%      1.25%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $ 3.97           0.09%        2.37%      (0.27)%     2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $ 4.25           0.07%        2.45%      (0.35)%     2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........        0.00       $ 3.71           0.17%        2.48%      (0.35)%     2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        0.00       $ 5.38           0.16%        2.25%       0.00%      2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........        0.00       $ 5.80           0.50%        2.25%       0.00%      2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........        0.00       $ 5.21           0.06%        2.25%       0.00%      2.25%
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........        0.00       $ 6.26           0.00%        2.25%       0.00%      2.25%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $ 3.95           0.09%        2.38%      (0.28)%     2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $ 4.23           0.07%        2.55%      (0.45)%     2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........        0.00       $ 3.69           0.17%        2.74%      (0.61)%     2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........        0.00       $ 5.37           0.16%        2.25%       0.00%      2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........        0.00       $ 5.79           0.50%        2.25%       0.00%      2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........        0.00       $ 5.20           0.06%        2.25%       0.00%      2.25%
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........        0.00       $ 6.24           0.00%        2.25%       0.00%      2.25%

SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $16.27          (1.14)%       1.60%      (0.15)%     1.45%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $12.97          (1.03)%       1.85%      (0.42)%     1.43%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00       $ 9.72          (1.06)%       1.74%      (0.34)%     1.40%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00       $13.23          (0.86)%       1.61%      (0.25)%     1.36%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00       $43.48          (0.78)%       1.86%      (0.57)%     1.29%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........        0.00       $26.23          (0.92)%       1.53%      (0.18)%     1.35%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $15.42          (1.88)%       2.35%      (0.15)%     2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $12.34          (1.78)%       3.11%      (0.93)%     2.18%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00       $ 9.33          (1.81)%       3.04%      (0.89)%     2.15%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00       $12.78          (1.60)%       2.32%      (0.22)%     2.10%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00       $42.33          (1.53)%       2.72%      (0.68)%     2.04%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........        0.00       $25.72          (1.67)%       2.29%      (0.20)%     2.09%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $15.40          (1.89)%       2.35%      (0.15)%     2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $12.33          (1.78)%       2.74%      (0.56)%     2.18%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00       $ 9.32          (1.81)%       2.66%      (0.51)%     2.15%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00       $12.77          (1.60)%       2.18%      (0.08)%     2.10%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00       $42.31          (1.53)%       2.44%      (0.40)%     2.04%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........        0.00       $25.71          (1.68)%       2.68%      (0.58)%     2.10%

INSTITUTIONAL CLASS
October 1, 2003 to March 31, 2004 (Unaudited) ..        0.00       $16.67          (0.88)%       1.37%      (0.17)%     1.20%
October 1, 2002 to September 30, 2003 ..........        0.00       $13.27          (0.81)%       1.56%      (0.36)%     1.20%
October 1, 2001 to September 30, 2002 ..........        0.00       $ 9.94          (0.86)%       1.36%      (0.16)%     1.20%
October 1, 2000 to September 30, 2001 ..........        0.00       $13.49          (0.71)%       1.27%      (0.07)%     1.20%
October 1, 1999 to September 30, 2000 ..........        0.00       $44.27          (0.68)%       1.43%      (0.23)%     1.20%
October 1, 1998 to September 30, 1999 ..........        0.00       $26.66          (0.38)%       1.29%      (0.53)%     0.76%

SMALL CAP OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..        0.00       $32.55          (0.25)%       1.30%     (0.10)%      1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........        0.00       $27.57          (0.57)%       1.31%     (0.11)%      1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........        0.00       $22.70          (0.81)%       1.27%     (0.02)%      1.25%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........        0.00       $26.49          (0.37)%       1.33%     (0.08)%      1.25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........        0.00       $29.97          (0.45)%       1.28%     (0.03)%      1.25%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............        0.00       $20.50          (0.44)%       1.29%     (0.04)%      1.25%
JUNE 1, 1998 TO MAY 31, 1999 ...................        0.00       $20.51          (0.47)%       1.35%(4)  (0.10)%(4)   1.25%(4)


                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)        RATE   (000'S OMITTED)
------------------------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     15.11%       81%         $  537,606
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     16.12%      356%         $  512,466
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........    (12.95)%     187%         $  509,614
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     (2.90)%      11%         $  679,747
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........     21.00%       16%         $  780,213
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........     (8.50)%      25%         $  862,539
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........      5.10%       31%         $1,132,041

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     14.75%       81%         $   16,552
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     15.21%      356%         $   20,465
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........    (13.51)%     187%         $   20,986
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     (3.90)%      11%         $   24,732
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........     19.80%       16%         $   26,965
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........     (9.40)%      25%         $   31,250
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........      4.10%       31%         $   39,294

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     14.81%       81%         $    2,215
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     15.30%      356%         $    1,937
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..........    (13.77)%     187%         $    1,793
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     (3.90)%      11%         $    2,071
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...........     19.80%       16%         $    2,139
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...........     (9.30)%      25%         $    3,197
JANUARY 1, 1998 TO DECEMBER 31, 1998 ...........      3.60%       31%         $    3,551

SMALL CAP GROWTH
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     25.44%       85%         $   70,189
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     33.44%      201%         $   55,862
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (26.53)%     221%         $   74,937
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (59.99)%     250%         $  101,201
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     81.03%      263%         $  203,164
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     58.81%      249%         $   16,662

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     24.96%       85%         $   28,933
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     32.26%      201%         $   27,842
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (27.00)%     221%         $   28,360
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (60.30)%     250%         $   44,832
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     79.74%      263%         $  116,520
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     57.66%      249%         $   18,718

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     24.90%       85%         $   11,476
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     32.30%      201%         $    9,356
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........    (27.02)%     221%         $    7,742
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........    (60.31)%     250%         $   10,856
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     79.72%      263%         $   28,018
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999 ..........     57.69%      249%         $    1,711

INSTITUTIONAL CLASS
October 1, 2003 to March 31, 2004 (Unaudited) ..     25.62%       85%         $   55,893
October 1, 2002 to September 30, 2003 ..........     33.50%      201%         $   54,431
October 1, 2001 to September 30, 2002 ..........    (26.32)%     221%         $   67,284
October 1, 2000 to September 30, 2001 ..........    (59.93)%     250%         $   96,626
October 1, 1999 to September 30, 2000 ..........     81.35%      263%         $  186,315
October 1, 1998 to September 30, 1999 ..........     59.98%      249%         $   22,023

SMALL CAP OPPORTUNITIES
------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ..     21.85%       62%         $  494,790
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     28.47%      152%         $  381,786
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (9.81)%      97%         $  294,880
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     (3.46)%     117%         $  283,154
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..........     46.20%      165%         $  271,936
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .............     (0.05)%      40%         $  195,283
JUNE 1, 1998 TO MAY 31, 1999 ...................    (13.02)%     119%(5)      $  201,816

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                        BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                        VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                            SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
CLASS A
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...      $28.42        (0.03)           (0.12)        0.00            0.00
CLASS B
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...      $28.42        (0.06)           (0.12)        0.00            0.00
CLASS C
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...      $28.42        (0.06)           (0.13)        0.00            0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $23.87        (0.13)            4.54         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $17.35        (0.13)            6.65         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $21.73        (0.16)           (4.22)        0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      $36.22        (0.10)           (7.26)        0.00           (7.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      $27.03        (0.22)            9.41         0.00            0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................      $27.44        (0.05)           (0.36)        0.00            0.00
JUNE 1, 1998 TO MAY 1, 1999 .........................      $33.69        (0.15)           (3.67)        0.00           (2.43)

SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $11.56        (0.02)            2.33         0.00           (0.48)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 8.43         0.00             3.13         0.00            0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........      $10.00         0.00            (1.57)        0.00            0.00
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $11.41        (0.05)            2.28         0.00           (0.48)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 8.38        (0.06)            3.09         0.00            0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........      $10.00        (0.03)           (1.59)        0.00            0.00
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $11.41        (0.04)            2.26         0.00           (0.48)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 8.38        (0.04)            3.07         0.00            0.00
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 ............      $ 9.05         0.00            (0.67)        0.00            0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $11.60        (0.01)            2.33         0.00           (0.48)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 8.44         0.01             3.15         0.00            0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........      $10.00         0.01            (1.57)        0.00            0.00

SPECIALIZED HEALTH SCIENCES
----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $ 9.51        (0.05)            1.39         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 7.81        (0.08)            1.78         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $ 9.70        (0.10)           (1.79)        0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............      $10.00        (0.03)           (0.27)        0.00            0.00
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $ 9.32        (0.10)            1.39         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 7.72        (0.16)            1.76         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $ 9.66        (0.17)           (1.77)        0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............      $10.00        (0.06)           (0.28)        0.00            0.00
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $ 9.33        (0.10)            1.39         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 7.73        (0.16)            1.76         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $ 9.66        (0.18)           (1.75)        0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............      $10.00        (0.06)           (0.28)        0.00            0.00

SPECIALIZED TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $ 3.93        (0.03)            0.50         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 2.23         0.02             1.68         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $ 3.02        (0.06)           (0.73)        0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      $10.11        (0.02)           (7.07)        0.00            0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........      $10.00         0.00             0.11         0.00            0.00
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $ 3.85        (0.05)            0.48         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 2.19        (0.06)            1.72         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $ 3.00        (0.08)           (0.73)        0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      $10.11        (0.06)           (7.05)        0.00            0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........      $10.00         0.00             0.11         0.00            0.00
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      $ 3.84        (0.05)            0.48         0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      $ 2.19        (0.06)            1.71         0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      $ 3.00        (0.08)           (0.73)        0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      $10.11        (0.06)           (7.05)        0.00            0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........      $10.00         0.00             0.11         0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS       ENDING
                                                         IN EXCESS OF   NET ASSETS
                                                             REALIZED    VALUE PER
                                                                GAINS        SHARE
----------------------------------------------------------------------------------
SMALL COMPANY GROWTH
CLASS A
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...            0.00       $28.27
CLASS B
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...            0.00       $28.24
CLASS C
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...            0.00       $28.23
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $28.28
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $23.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $17.35
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            0.00       $21.73
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............            0.00       $36.22
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................            0.00       $27.03
JUNE 1, 1998 TO MAY 1, 1999 .........................            0.00       $27.44

SMALL COMPANY VALUE
----------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $13.39
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $11.56
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........            0.00       $ 8.43
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $13.16
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $11.41
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........            0.00       $ 8.38
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $13.15
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $11.41
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 ............            0.00       $ 8.38
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $13.44
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $11.60
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........            0.00       $ 8.44

SPECIALIZED HEALTH SCIENCES
----------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $10.85
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $ 9.51
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $ 7.81
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............            0.00       $ 9.70
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $10.61
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $ 9.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $ 7.72
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............            0.00       $ 9.66
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $10.62
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $ 9.33
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $ 7.73
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............            0.00       $ 9.66

SPECIALIZED TECHNOLOGY
----------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $ 4.40
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $ 3.93
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $ 2.23
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            0.00       $ 3.02
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........            0.00       $10.11
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $ 4.28
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $ 3.85
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $ 2.19
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            0.00       $ 3.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........            0.00       $10.11
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            0.00       $ 4.27
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00       $ 3.84
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00       $ 2.19
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            0.00       $ 3.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........            0.00       $10.11

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        ----------------------------------------------------------
                                                        NET INVESTMENT      GROSS      EXPENSES            NET
                                                         INCOME (LOSS)   EXPENSES        WAIVED       EXPENSES
------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
CLASS A
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...            (1.05)%     1.47%(4)     (0.02)%(4)      1.45%(4)
CLASS B
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...            (1.81)%     2.23%(4)     (0.03)%(4)      2.20%(4)
CLASS C
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...            (1.82)%     2.24%(4)     (0.04)%(4)      2.20%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (0.98)%     1.21%(4)     (0.01)%(4)      1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (0.65)%     1.34%(4)     (0.13)%(4)      1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (0.68)%     1.25%(4)     (0.03)%(4)      1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            (0.44)%     1.21%(4)      0.00%(4)       1.21%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............            (0.59)%     1.27%(4)     (0.02)%(4)      1.25%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................            (0.52)%     1.30%(4)     (0.05)%(4)      1.25%(4)
JUNE 1, 1998 TO MAY 1, 1999 .........................            (0.52)%     1.30%(4)     (0.05)%(4)      1.25%(4)

SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (0.27)%     1.67%(4)     (0.22)%(4)      1.45%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             0.06%      1.43%(4)      0.00%(4)       1.43%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........             0.00%      2.32%(4)     (0.94)%(4)      1.38%(4)
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (1.04)%     2.47%(4)     (0.27)%(4)      2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (0.67)%     2.18%(4)      0.00%(4)       2.18%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........            (0.74)%     3.46%(4)     (1.32)%(4)      2.14%(4)
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (1.03)%     2.44%(4)     (0.24)%(4)      2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (0.80)%     2.18%(4)      0.00%(4)       2.18%(4)
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 ............             0.68%      7.48%(4)     (5.28)%(4)      2.20%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (0.04)%     1.48%(4)     (0.28)%(4)      1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             0.21%      1.21%(4)      0.00%(4)       1.21%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........             0.34%      3.58%(4)     (2.35)%(4)      1.23%(4)

SPECIALIZED HEALTH SCIENCES
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (1.13)%     1.84%        (0.19)%         1.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.02)%     2.25%        (0.60)%         1.65%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.07)%     1.92%        (0.27)%         1.65%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............            (0.95)%     2.66%        (1.01)%         1.65%
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (1.88)%     2.59%        (0.19)%         2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.77)%     3.06%        (0.66)%         2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.82)%     2.87%        (0.47)%         2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............            (1.67)%     3.46%        (1.06)%         2.40%
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (1.88)%     2.59%        (0.19)%         2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.77)%     3.18%        (0.78)%         2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.82)%     3.03%        (0.63)%         2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............            (1.71)%     3.99%        (1.59)%         2.40%

SPECIALIZED TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (1.54)%     1.79%        (0.04)%         1.75%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.45)%     1.98%        (0.23)%         1.75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.37)%     2.47%        (0.72)%         1.75%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            (0.47)%     2.00%        (0.25)%         1.75%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........            (0.13)%     2.02%        (0.27)%         1.75%
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (2.29)%     2.53%        (0.03)%         2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (2.10)%     3.08%        (0.58)%         2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (2.12)%     3.46%        (0.96)%         2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            (1.24)%     2.72%        (0.22)%         2.50%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........            (0.88)%     2.77%        (0.27)%         2.50%
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......            (2.30)%     2.53%        (0.03)%         2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (2.10)%     2.91%        (0.41)%         2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (2.12)%     3.16%        (0.66)%         2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............            (1.22)%     2.66%        (0.16)%         2.50%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........            (0.90)%     2.77%        (0.27)%         2.50%

                                                                    PORTFOLIO        NET ASSETS AT
                                                           TOTAL     TURNOVER        END OF PERIOD
                                                        RETURN(2)        RATE      (000's OMITTED)
--------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
CLASS A
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...       18.38%         77%(5)         $    103
CLASS B
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...       17.96%         77%(5)         $     26
CLASS C
JANUARY 30, 2004(3) TO MARCH 31, 2004 (UNAUDITED) ...       17.92%         77%(5)         $     25
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       18.48%         77%(5)         $521,705
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       37.58%        163%(5)         $432,328
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (20.16)%       169%(5)         $329,964
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (23.33)%       206%(5)         $431,695
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............       34.00%        203%(5)         $603,584
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................       (1.49)%        55%(5)         $515,292
JUNE 1, 1998 TO MAY 1, 1999 .........................       10.72)%       154%(5)         $557,516

SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       20.33%         24%(5)         $ 20,907
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       37.20%         80%(5)         $  8,783
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........      (15.70)%        98%(5)         $  4,276
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       19.88%         24%(5)         $ 10,625
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       36.23%         80%(5)         $  7,520
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........      (16.20)%        98%(5)         $  4,860
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       19.79%         24%(5)         $  2,540
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       36.23%         80%(5)         $  1,497
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 ............       (7.40)%        98%(5)         $     59
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       20.36%         24%(5)         $ 51,439
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       37.51%         80%(5)         $ 33,583
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ...........      (15.60)%        98%(5)         $  5,465

SPECIALIZED HEALTH SCIENCES
--------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       14.09%         96%            $ 14,016
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       21.77%        150%            $ 12,805
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (19.48)%       138%            $ 12,217
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............       (3.00)%        48%            $ 12,331
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       13.84%         96%            $ 18,542
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       20.73%        150%            $ 17,150
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (20.08)%       138%            $ 15,576
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............       (3.40)%        48%            $ 16,320
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       13.83%         96%            $  2,549
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       20.70%        150%            $  2,323
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (19.98)%       138%            $  2,051
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ..............       (3.40)%        48%            $  2,277

SPECIALIZED TECHNOLOGY
--------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       11.96%        117%            $118,571
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       76.23%        276%            $110,730
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (26.16)%       388%            $ 13,559
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (70.13)%       773%            $ 22,946
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........        1.10%          7%            $ 42,626
CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       11.17%        117%            $ 33,650
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       75.80%        276%            $ 31,758
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (27.00)%       388%            $ 20,949
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (70.33)%       773%            $ 34,218
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........        1.10%          7%            $ 52,958
CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       11.20%        117%            $  6,598
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       75.34%        276%            $  7,076
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (27.00)%       388%            $  4,295
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (70.33)%       773%            $  7,320
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .........        1.10%          7%            $ 14,176

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7)   Calculated based upon average shares outstanding.

(8)   The Fund changed its year end from June 30 to September 30.

(9)   The Fund changed its year end from March 31 to June 30.

(10)  Per share numbers have been adjusted to reflect a 2.0103 to 1 stock split.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Growth Fund, Growth Equity Fund, Index Fund, International Equity Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid Cap Growth Fund, Montgomery Small Cap Fund, SIFE Specialized Financial Services Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Small Company Value Fund, Specialized Health Sciences Fund, and Specialized Technology Fund. Each Fund, except for the Specialized Health Sciences Fund and the Specialized Technology Fund, is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

      On December 18, 2002, the Board of Trustees of the Trust and on December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (the "Montgomery Funds"), approved an Agreement and Plan of Reorganization providing for the reorganization of certain of the Montgomery Funds into the Funds.

      Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Emerging Markets Focus Fund acquired all of the net assets of the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund. The Montgomery Emerging Markets Fund exchanged its 12,318,224 shares (valued at $108,543,966) for 7,292,595 shares of the Wells Fargo Montgomery Emerging Markets Focus Fund. The Montgomery Emerging Markets Focus Fund exchanged its 1,711,778 shares (valued at $25,284,108) for 1,710,914 shares of the Wells Fargo Montgomery Emerging Markets Focus Fund. The net assets of the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund included unrealized appreciation of $9,505,328 and $2,838,430, respectively.

      Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Mid Cap Growth Fund acquired all of the net assets of the Wells Fargo Mid Cap Growth Fund. The Wells Fargo Mid Cap Growth Fund exchanged its 2,054,687 shares (valued at $9,692,238) for 18,956,825 shares of the Wells Fargo Montgomery Mid Cap Growth Fund. The net assets of the Wells Fargo Mid Cap Growth Fund included unrealized appreciation of $1,179,303.

      Effective at the close of business on June 6, 2003, the Wells Fargo Specialized Technology Fund acquired all of the net assets of the Montgomery Global Tech, Telecom and Media Fund. The Montgomery Global Tech, Telecom and Media Fund exchanged its 9,437,260 shares (valued at $77,163,322) for 23,350,424 Class A shares of the Wells Fargo Specialized Technology Fund. The net assets of the Montgomery Global Tech, Telecom and Media Fund included unrealized appreciation of $7,481,476.

      Effective at the close of business on June 6, 2003, the Wells Fargo Large Company Growth Fund acquired all of the net assets of the Montgomery Growth Fund. The Montgomery Growth Fund exchanged its 13,690,585 shares (valued at $137,747,283) for 3,227,013 Class A shares of the Wells Fargo Large Company Growth Fund. The net assets of the Montgomery Growth Fund included unrealized appreciation of $2,612,042.

      Effective at the close of business on June 6, 2003, the Wells Fargo International Equity Fund acquired all of the net assets of the Montgomery International Growth Fund. The Montgomery International Growth Fund exchanged its 2,582,160 shares (valued at $24,589,432) for 2,587,232 Class A shares of the Wells Fargo International Equity Fund. The net assets of the Montgomery International Growth Fund included unrealized appreciation of $1,141,158.

      Effective at the close of business on June 6, 2003, the Equity Income Fund acquired all of the net assets of the Equity Value Fund. The Equity Value Fund Class A exchanged 1,869,407 shares (valued at $15,101,853) for 482,018 Class A shares of the Equity Income Fund. The Equity Value Fund Class B exchanged 3,219,004 shares (valued at $21,054,936) for 672,254 Class B shares of the Equity Income Fund. The Equity Value Fund Class C exchanged 103,826 shares (valued at $678,264) for 21,019 Class C shares of the Equity Income Fund. The Equity Value Fund Institutional Class exchanged 3,540,583 shares (valued at $28,549,983) for 912,354 Institutional Class shares of the Equity Income Fund. The net assets of the Equity Value Fund included unrealized depreciation of $3,243,478.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

      The Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Index Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. If trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued at their net asset value at the close of business each day. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund and the SIFE Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

      At September 30, 2003, estimated net capital loss carryforwards which are available to offset future net realized capital gains were:

                                                                    Capital Loss
Fund                                                 Year Expires   Carryforward

DIVERSIFIED EQUITY FUND                                  2010       $13,278,866
                                                         2011        25,153,647
DIVERSIFIED SMALL CAP FUND                               2011        20,369,860
GROWTH FUND                                              2008         4,522,230
                                                         2008            14,554
                                                         2009         3,235,802
                                                         2010        34,534,875
                                                         2011        35,299,099
GROWTH EQUITY FUND                                       2010        16,713,996
                                                         2011        13,212,492
INDEX FUND                                               2010        12,406,176
                                                         2011        32,325,753
INTERNATIONAL EQUITY FUND                                2008         3,627,461
                                                         2008         1,293,393
                                                         2009        43,560,810
                                                         2009           746,353

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES (CONTINUED)

                                                                    Capital Loss
Fund                                                 Year Expires   Carryforward

INTERNATIONAL EQUITY FUND (CONTINUED)                    2009       $  5,464,387
                                                         2010         22,991,800
                                                         2010          1,069,640
                                                         2011         44,467,380
LARGE CAP APPRECIATION FUND                              2011          1,301,472
LARGE COMPANY GROWTH FUND                                2010         91,866,464
                                                         2011        244,482,638
MONTGOMERY EMERGING MARKET FOCUS FUND                    2005         58,594,720
                                                         2006            381,957
                                                         2006        199,540,290
                                                         2007            564,613
                                                         2007         22,330,736
                                                         2008             12,099
                                                         2008          2,626,152
                                                         2009          1,755,484
                                                         2009         39,666,741
                                                         2010            665,441
                                                         2010         14,306,463
MONTGOMERY INSTITUTIONAL EMERGING MARKET FUND            2006         41,400,275
                                                         2009         13,476,505
                                                         2010          6,538,143
MONTGOMERY MID CAP GROWTH FUND                           2010          1,860,603
                                                         2010         14,752,101
MONTGOMERY SMALL CAP FUND                                2009          6,887,908
                                                         2010          8,702,694
SMALL CAP GROWTH FUND                                    2006          9,080,292
                                                         2007          1,513,382
                                                         2009          8,121,572
                                                         2010        202,147,448
                                                         2011         94,117,124
SMALL COMPANY GROWTH FUND                                2010         57,281,273
                                                         2011         79,612,920
SMALL COMPANY VALUE FUND                                 2011          1,094,871
SPECIALIZED HEALTH SCIENCES FUND                         2010            317,612
                                                         2011          6,485,858

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES (CONTINUED)
                                                                    Capital Loss
Fund                                                 Year Expires   Carryforward

SPECIALIZED TECHNOLOGY FUND                              2008       $ 32,548,533
                                                         2009        145,715,707
                                                         2009          6,537,652
                                                         2010         45,977,903
                                                         2010          9,481,638

      At September 30, 2003, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year were:

                                                           Deferred Post-October
Fund                                                           Capital Loss

DIVERSIFIED EQUITY FUND                                         $ 4,695,108
GROWTH EQUITY FUND                                               28,216,341
INDEX FUND                                                        7,734,171
INTERNATIONAL EQUITY FUND                                        67,553,115
LARGE CAP APPRECIATION FUND                                         425,311
LARGE COMPANY GROWTH FUND                                        29,372,243
SMALL CAP GROWTH FUND                                            10,773,175
SPECIALIZED HEALTH SCIENCES FUND                                    229,405

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1.

      The yearly utilization of any acquired capital loss is limited by the Code.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into foreign currency forward contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2004, the following Fund(s) held futures contracts:

                                                                   Notional   Net Unrealized
                                                                   Contract    Appreciation
Fund                Contracts        Type       Expiration Date     Value     (Depreciation)
EQUITY INDEX FUND    31 Long    S&P 500 Index      June 2004      8,717,975      (52,475)

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at March 31, 2004, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2004 are shown on the Statement of Assets and Liabilities.

      At March 31, 2004, cash collateral was invested as follows:

                                                                                   Money
                                           Repurchase   Short-Term    Mid-Term    Market
Fund                                       Agreements   Securities   Securities    Fund    Total
EQUITY INDEX FUND                              18%          65%          15%        2%      100%
GROWTH FUND                                    16%          39%          43%        2%      100%
INTERNATIONAL EQUITY FUND                      23%          69%           7%        1%      100%
MONTGOMERY EMERGING MARKETS FOCUS FUNDS        26%          64%           7%        3%      100%
MONTGOMERY INSTITUTIONAL EMERGING
   MARKETS FUND                                30%          60%           7%        3%      100%
MONTGOMERY MID CAP GROWTH FUND                 25%          69%           5%        1%      100%
MONTGOMERY SMALL CAP FUND                      30%          59%           8%        3%      100%
SIFE SPECIALIZED FINANCIAL SERVICES FUND        9%          47%          43%        1%      100%
SMALL CAP GROWTH FUND                          26%          58%          13%        3%      100%
SMALL CAP OPPORTUNITIES FUND                   24%          60%          13%        3%      100%
SPECIALIZED HEALTH SCIENCES FUND               19%          73%           5%        3%      100%
SPECIALIZED TECHNOLOGY FUND                    23%          66%           8%        3%      100%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the six months ended March 31, 2004, were as follows:

                                                  SPECIALIZED              SIFE SPECIALIZED
                                                TECHNOLOGY FUND        FINANCIAL SERVICES FUND

                                               Principal                Principal
                                                Amount      Premiums      Amount      Premiums
                                             of Contracts   Received   of Contracts   Received
Call Options Written
OPTIONS AT BEGINNING OF PERIOD                     0               0       3,000       400,981
OPTIONS WRITTEN                                  770         263,308       9,000       919,389
OPTIONS TERMINATED IN CLOSING TRANSACTIONS      (385)       (160,537)     (8,000)     (951,455)
OPTIONS EXPIRED                                    0               0           0             0
OPTIONS EXERCISED                                  0               0           0             0
OPTIONS AT END OF PERIOD                         385         102,771       4,000       368,915

Put Options Written
OPTIONS AT BEGINNING OF PERIOD                     0               0           0             0
OPTIONS WRITTEN                                3,413         901,694       1,000        78,496
OPTIONS TERMINATED IN CLOSING TRANSACTIONS         0               0      (1,000)      (78,496)
OPTIONS EXPIRED                                    0               0           0             0
OPTIONS EXERCISED                                  0               0           0             0
OPTIONS AT END OF PERIOD                       3,413         901,694           0             0

3. EXPENSES
--------------------------------------------------------------------------------
ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                 Advisory Fees                                                          Sub-Advisory Fee
                              (% of Average Daily                                 Average Daily Net   (% of Average Daily
Fund                              Net Assets)               Sub-Adviser                Assets              Net Assets)
EQUITY INDEX FUND*                    0.15          Wells Capital                  $0 - 200 million           0.02
                                                    Management Incorporated          > $200 million           0.01

GROWTH FUND                           0.75          Wells Capital                  $0 - 200 million           0.25
                                                    Management                   $200 - 400 million           0.20
                                                    Incorporated                     > $400 million           0.15

INTERNATIONAL EQUITY FUND             1.00          Wells Capital                  $0 - 200 million           0.35
                                                    Management Incorporated          > $200 million           0.25

MONTGOMERY EMERGING                   1.10          Wells Capital                  $0 - 200 million           0.35
MARKETS FOCUS FUND                                  Management Incorporated          > $200 million           0.25

MONTGOMERY INSTITUTIONAL              1.10          Wells Capital                  $0 - 200 million           0.35
EMERGING MARKETS FUND                               Management Incorporated          > $200 million           0.25

MONTGOMERY MID CAP                    0.75          Wells Capital                  $0 - 200 million           0.25
GROWTH FUND                                         Management Incorporated          > $200 million           0.20

MONTGOMERY                            0.90          Wells Capital                  $0 - 200 million           0.25
SMALL CAP FUND                                      Management Incorporated          > $200 million           0.20

SIFE SPECIALIZED FINANCIAL            0.95          Wells Capital                  $0 - 200 million           0.25
SERVICES FUND                                       Management                   $200 - 400 million           0.20
                                                    Incorporated                     > $400 million           0.15

SMALL CAP GROWTH FUND                 0.90          Wells Capital                  $0 - 200 million           0.25
                                                    Management Incorporated          > $200 million           0.20

SMALL CAP                             0.90          Schroder Investment
                                                    Management                     $0 - 275 million           0.50
OPPORTUNITIES FUND                                  North America Incorporated       > $275 million           0.45

SPECIALIZED HEALTH                    0.95          RCM Capital                    $0 - 100 million           0.95
SCIENCES FUND                                       Management LLC               $100 - 500 million           0.65
                                                                                     > $500 million           0.60

SPECIALIZED TECHNOLOGY FUND           1.05          RCM Capital                     $0 - 50 million           1.00
                                                    Management LLC                $50 - 100 million           0.70
                                                                                     > $100 million           0.55

*Effective February 1, 2004, the Equity Index Fund reduced its advisory fee from 0.25% to 0.15%.

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

      For the period from January 17, 2003 through June 8, 2003, Wells Capital Management served as the investment adviser to each predecessor portfolio of the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds (the "Wells Fargo Montgomery Funds") pursuant to an interim investment management agreement. Prior to January 17, 2003, Montgomery Asset Management, LLC ("MAM") served as the investment adviser for each of the predecessor portfolios of the Wells Fargo Montgomery Funds. Under the interim agreement with Wells Capital Management, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                         Advisory Fees
                                                  Average Daily Net      (% of Average
Fund                                                    Assets          Daily Net Assets)
MONTGOMERY EMERGING MARKETS FOCUS FUND            $  0 - 250 million         1.10
                                                  $250 - 500 million         1.00
                                                 >$      500 million         0.90
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND    $  0 -  50 million         1.25
                                                  $ 50 - 100 million         1.00
                                                 >$      100 million         0.90
MONTGOMERY MID CAP GROWTH FUND                    $  0 - 200 million         1.40
                                                 >$      200 million         1.25
MONTGOMERY SMALL CAP FUND                         $  0 - 250 million         1.00
                                                 >$      250 million         0.80

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                              % of Average
Share Class                 Daily Net Assets

FUND LEVEL                        0.05%
CLASS A, CLASS B, CLASS C         0.28%
INSTITUTIONAL CLASS               0.20%
SELECT CLASS                      0.10%

      Prior to June 9, 2003, MAM served as administrator for each predecessor portfolio of the Wells Fargo Montgomery Funds, and was entitled to receive a fee per fund ranging from 0.04% to 0.07%, depending on the fund and the level of assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

      Prior to June 9, 2003, DST Systems, Inc. served as the transfer agent for each predecessor portfolio of the Wells Fargo Montgomery Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                   % of Average
Fund                                             Daily Net Assets

INTERNATIONAL EQUITY FUND                              0.10%
MONTGOMERY EMERGING MARKETS FOCUS FUND                 0.25%
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND         0.25%
SPECIALIZED HEALTH SCIENCES FUND                       0.07%
SPECIALIZED TECHNOLOGY FUND                            0.07%
ALL OTHER FUNDS                                        0.02%

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to June 9, 2003, J.P. Morgan Chase Bank served as custodian for the predecessor portfolios of the Wells Fargo Montgomery Funds.

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                              % of Average
Share Class                 Daily Net Assets

CLASS A, CLASS B, CLASS C         0.25%
INSTITUTIONAL CLASS*              0.10%
SELECT CLASS                      0.00%

      *Fee applies only to Institutional Class shares of the Diversified Small Cap, Montgomery Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth and Small Company Value Funds.

      For the six months ended March 31, 2004, shareholder servicing fees paid were as follows:

                                                                           Institutional
Fund                                        Class A    Class B   Class C       Class
DIVERSIFIED EQUITY FUND                    $111,434   $121,824   $13,607            0
DIVERSIFIED SMALL CAP FUND                      N/A        N/A       N/A      181,830
EQUITY INCOME FUND                          229,286    124,248    15,212            0
EQUITY INDEX FUND                           427,910     76,917       N/A          N/A
GROWTH FUND                                 167,987     13,285       N/A            0
GROWTH EQUITY FUND                           23,663     18,599     4,334            0
INDEX FUND                                      N/A        N/A       N/A            0
INTERNATIONAL EQUITY FUND                    75,329     23,974     3,635            0
LARGE CAP APPRECIATION FUND                   2,030      1,968       745            0
LARGE CAP VALUE FUND                            675        292        62            0
LARGE COMPANY GROWTH FUND                   502,525    326,214    55,076            0
MONTGOMERY EMERGING MARKETS FOCUS FUND      189,364      1,559     2,297            0
MONTGOMERY MID CAP GROWTH FUND              117,917      7,686       995          N/A
MONTGOMERY SMALL CAP FUND                   118,317        470       167        1,226
SIFE SPECIALIZED FINANCIAL SERVICES FUND    671,627     23,689     2,656          N/A
SMALL CAP GROWTH FUND                        81,457     36,604    13,607       28,113
SMALL CAP OPPORTUNITIES FUND                    N/A        N/A       N/A      225,378
SMALL COMPANY GROWTH FUND                        25          7         7      251,210
SMALL COMPANY VALUE FUND                     17,703     11,616     2,549       21,717
SPECIALIZED HEALTH SCIENCES FUND             16,594     22,406     3,052          N/A
SPECIALIZED TECHNOLOGY FUND                 149,565     42,986     9,103          N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      Prior to June 9, 2003, Funds Distributor, Inc. served as the distributor to the predecessor portfolios of the Wells Fargo Montgomery Funds, and received distribution fees at an annual rate of 0.25% of average daily net assets of the funds' Class A shares and 0.75% of average daily net assets of the funds' Class B and Class C shares.

      For the six months ended March 31, 2004, distribution fees paid are disclosed in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2004, were as follows:

Fund                                             Purchases at Cost   Sales Proceeds
DIVERSIFIED EQUITY FUND*                            $365,400,953      $329,788,557
DIVERSIFIED SMALL CAP FUND*                          173,042,969       139,937,560
EQUITY INCOME FUND*                                  101,832,688       210,186,162
EQUITY INDEX FUND                                      3,519,822         9,893,139
GROWTH FUND                                           54,310,523        73,684,304
GROWTH EQUITY FUND*                                  192,692,611       168,648,530
INDEX FUND*                                           68,511,800        13,153,129
INTERNATIONAL EQUITY FUND                             78,816,868        99,748,909
LARGE CAP APPRECIATION FUND*                          18,280,167        18,164,339
LARGE CAP VALUE FUND*                                  1,233,750         1,226,998
LARGE COMPANY GROWTH FUND*                           359,116,770       230,440,264
MONTGOMERY EMERGING MARKETS FOCUS FUND               224,332,211       213,877,576
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND        46,365,288        52,311,960
MONTGOMERY MID CAP GROWTH FUND                        82,729,867        85,906,589
MONTGOMERY SMALL CAP FUND                             76,203,250        74,265,028
SIFE SPECIALIZED FINANCIAL SERVICES FUND             429,281,893       485,798,317
SMALL CAP GROWTH FUND                                135,009,104       152,569,755
SMALL CAP OPPORTUNITIES FUND                         278,692,066       256,408,764
SMALL COMPANY GROWTH FUND*                           377,869,160       368,239,438
SMALL COMPANY VALUE FUND*                             25,635,342        17,776,591
SPECIALIZED HEALTH SCIENCES FUND                      31,190,622        32,171,796
SPECIALIZED TECHNOLOGY FUND                          173,313,414       190,779,882

      * These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six months ended March 31, 2004.

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

      As of March 31, 2004, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed below:

                                                     FOR THE SIX MONTHS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------------------
                                                                                NET INCREASE
                                                SHARES ISSUED ON                  (DECREASE)
                                       SHARES       REINVESTMENT       SHARES      IN SHARES
FUND NAME                                SOLD   OF DISTRIBUTIONS     REDEEMED    OUTSTANDING
--------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------
Class A ........................      420,239             14,462     (170,145)       264,556
Class B ........................      125,636                  0     (366,565)      (240,929)
Class C ........................       52,613                229      (31,563)        21,279
Institutional Class ............    1,122,547            250,738   (2,989,600)    (1,616,315)

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------
Institutional Class ............    8,526,935            147,063   (2,166,364)     6,507,634

EQUITY INCOME FUND(1)
--------------------------------------------------------------------------------------------
Class A ........................      970,752            248,165     (912,734)       306,183
Class B ........................      103,782            127,848     (641,269)      (409,639)
Class C ........................       54,032             14,486      (38,523)        29,995
Institutional Class ............    1,581,893            796,551   (4,580,026)    (2,201,582)

EQUITY INDEX FUND(2)
--------------------------------------------------------------------------------------------
Class A ........................      322,071            267,980     (436,233)       153,818
Class B ........................       73,617             38,606     (155,159)       (42,936)
Class O ........................          N/A                N/A          N/A            N/A

GROWTH FUND
--------------------------------------------------------------------------------------------
Class A ........................      923,355                  0   (1,475,571)      (552,216)
Class B ........................       45,604                  0     (514,483)      (468,879)
Institutional Class ............      301,185                  0   (1,299,069)      (997,884)

GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------
Class A ........................      185,739                  0      (82,480)       103,259
Class B ........................       35,926                  0     (123,232)       (87,306)
Class C ........................       23,713                  0      (14,095)         9,618
Institutional Class ............      895,254                  0     (853,392)        41,862

INDEX FUND
--------------------------------------------------------------------------------------------
Institutional Class ............    4,961,096            232,802   (2,588,210)     2,605,688

INTERNATIONAL EQUITY FUND(1)
--------------------------------------------------------------------------------------------
Class A ........................    2,497,222             27,964   (2,533,217)        (8,031)
Class B ........................      104,003                  0     (567,997)      (463,994)
Class C ........................      201,316                  0     (197,915)         3,401
Institutional Class ............    2,384,084            110,375   (3,218,009)      (723,550)

LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------------------
Class A ........................      110,057                  0      (23,078)        86,979
Class B ........................       17,540                  0      (21,765)        (4,225)
Class C ........................       14,957                  0       (1,235)        13,722
Institutional Class ............      194,866                  0     (235,902)       (41,036)

LARGE CAP VALUE FUND(3)
--------------------------------------------------------------------------------------------
Class A ........................      107,611                 19      (10,267)        97,363
Class B ........................       43,437                  0       (1,665)        41,772
Class C ........................       16,993                  0          (88)        16,905
Institutional Class ............       12,117                  1            0         12,118

LARGE COMPANY GROWTH FUND(1)
--------------------------------------------------------------------------------------------
Class A ........................    1,823,421                  0   (1,230,491)       592,930
Class B ........................      240,406                  0     (490,469)      (250,063)
Class C ........................      142,460                  0     (136,678)         5,782
Institutional Class ............   10,933,813                228   (6,454,319)     4,479,722

(1)  "SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS. (SEE NOTE 1).

(2)  SHARE CLASS O OF THE EQUITY INDEX FUND WAS LIQUIDATED ON JANUARY 20, 2003.

(3)  FUND COMMENCED ON AUGUST 29, 2003.

(4) FOR THE WELLS FARGO MONTGOMERY FUNDS, PRIOR PERIOD INFORMATION PRESENTED IS FROM JULY 1, 2003 TO SEPTEMBER 30, 2003.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                   FOR THE YEAR/PERIOD ENDED SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------

                                                SHARES ISSUED ON                       NET INCREASE
                                       SHARES       REINVESTMENT        SHARES        (DECREASE) IN
FUND NAME                                SOLD   OF DISTRIBUTIONS      REDEEMED   SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------
Class A ........................      547,553              6,542      (407,745)             146,350
Class B ........................      297,242                  0      (637,290)            (340,048)
Class C ........................      105,646                  0       (70,205)              35,441
Institutional Class ............    3,842,213            206,423    (6,652,921)          (2,604,285)

DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------------
Institutional Class ............    7,897,937            177,424    (5,024,607)           3,050,754

EQUITY INCOME FUND(1)
---------------------------------------------------------------------------------------------------
Class A ........................    1,528,661            407,540    (1,080,084)             856,117
Class B ........................      938,286            266,025    (1,251,780)             (47,469)
Class C ........................      134,133             22,093       (76,007)              80,219
Institutional Class ............    5,555,543          1,751,330    (9,712,640)          (2,405,767)

EQUITY INDEX FUND(2)
---------------------------------------------------------------------------------------------------
Class A ........................      337,356            391,452      (835,142)            (106,334)
Class B ........................      194,910             57,525      (294,519)             (42,084)
Class O ........................            3                213        (6,336)              (6,120)

GROWTH FUND
---------------------------------------------------------------------------------------------------
Class A ........................    1,599,751                  0    (2,684,899)          (1,085,148)
Class B ........................      120,162                  0    (1,589,895)          (1,469,733)
Institutional Class ............      770,907                  0    (3,318,787)          (2,547,880)

GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------------
Class A ........................      231,162                  0      (173,773)              57,389
Class B ........................       76,178                  0      (195,660)            (119,482)
Class C ........................       55,140                  0       (20,644)              34,496
Institutional Class ............    1,724,858              7,318    (2,141,744)            (409,568)

INDEX FUND
---------------------------------------------------------------------------------------------------
Institutional Class ............    6,745,859            238,577    (4,243,595)           2,740,841

INTERNATIONAL EQUITY FUND(1)
---------------------------------------------------------------------------------------------------
Class A ........................   47,797,060                  0   (45,152,591)           2,644,469
Class B ........................      147,145                  0    (1,573,580)          (1,426,435)
Class C ........................      371,728                  0      (369,363)               2,365
Institutional Class ............   24,200,043             45,702   (41,309,604)         (17,063,859)

LARGE CAP APPRECIATION FUND
---------------------------------------------------------------------------------------------------
Class A ........................       50,716                  0       (54,161)              (3,445)
Class B ........................       46,887                  0       (21,298)              25,589
Class C ........................       40,217                  0       (10,108)              30,109
Institutional Class ............    1,603,296                  0      (268,194)           1,335,102

LARGE CAP VALUE FUND(3)
---------------------------------------------------------------------------------------------------
Class A ........................        7,770                  0             0                7,770
Class B ........................        3,816                  0             0                3,816
Class C ........................        1,210                  0             0                1,210
Institutional Class ............        1,000                  0             0                1,000

LARGE COMPANY GROWTH FUND(1)
---------------------------------------------------------------------------------------------------
Class A ........................    5,814,453                  0    (1,631,159)           4,183,294
Class B ........................      487,617                  0    (1,223,923)            (736,306)
Class C ........................      374,960                  0      (221,606)             153,354
Institutional Class ............   17,628,578                  0    (7,158,365)          10,470,213

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     6. CAPITAL SHARE TRANSACTIONS CONTINUED
     ---------------------------------------------------------------------------

                                                                       FOR THE SIX MONTHS ENDED MARCH 31, 2004
--------------------------------------------------------------------------------------------------------------
                                                                                                  NET INCREASE
                                                                 SHARES ISSUED ON                   (DECREASE)
                                                        SHARES       REINVESTMENT        SHARES      IN SHARES
FUND NAME                                                 SOLD   OF DISTRIBUTIONS      REDEEMED    OUTSTANDING
--------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND (1)(4)
--------------------------------------------------------------------------------------------------------------
Class A ..........................................   1,632,075               0         (605,088)    1,026,987
Class B ..........................................     105,244               0          (10,641)       94,603
Class C ..........................................     118,728               0           (7,267)      111,461
Institutional Class ..............................   1,171,158               0         (348,480)      822,678

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND (4)
--------------------------------------------------------------------------------------------------------------
Select Class .....................................      24,987          22,530          (61,660)      (14,143)

MONTGOMERY MID CAP GROWTH FUND (1)(4)
--------------------------------------------------------------------------------------------------------------
Class A ..........................................     586,209             117       (1,798,321)   (1,211,995)
Class B ..........................................     266,570               0         (142,988)      123,582
Class C ..........................................      62,143               0          (19,354)       42,789

MONTGOMERY SMALL CAP FUND (4)
--------------------------------------------------------------------------------------------------------------
Class A ..........................................     700,864               0         (787,659)      (86,795)
Class B ..........................................      39,329               0             (241)       39,088
Class C ..........................................       9,377               0              (26)        9,351
Institutional Class ..............................     315,531               0          (34,064)      281,467

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------------------------------------
Class A ..........................................   4,376,326      23,351,656      (13,110,585)   14,617,397
Class B ..........................................     163,345         876,691       (1,690,093)     (650,057)
Class C ..........................................      65,367          88,480          (51,175)      102,672

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Class A ..........................................     744,623               0         (736,535)        8,088
Class B ..........................................      75,556               0         (455,267)     (379,711)
Class C ..........................................     116,963               0         (130,943)      (13,980)
Institutional Class ..............................     673,856               0       (1,421,302)     (747,446)

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------
Institutional Class ..............................   2,081,672         428,874       (1,157,877)    1,352,668

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Class A ..........................................       3,998               0             (353)        3,645
Class B ..........................................       1,266               0             (353)          913
Class C ..........................................       1,231               0             (353)          878
Institutional Class ..............................   1,591,737               0       (1,256,150)      335,587

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------------------------------------
Class A ..........................................     938,951          38,534         (175,526)      801,959
Class B ..........................................     225,212          27,546         (104,018)      148,740
Class C ..........................................      80,555           5,817          (24,480)       61,892
Institutional Class ..............................   1,435,088         117,077         (621,733)      930,432

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------------------------------------
Class A ..........................................     135,726               0         (191,580)      (55,854)
Class B ..........................................      63,423               0         (154,251)      (90,828)
Class C ..........................................      17,118               0          (25,998)       (8,880)

SPECIALIZED TECHNOLOGY FUND (1)
--------------------------------------------------------------------------------------------------------------
Class A ..........................................   2,366,076               0       (3,539,555)   (1,173,479)
Class B ..........................................     299,872               0         (694,389)     (394,517)
Class C ..........................................     151,643               0         (450,039)     (298,396)

(1)  "SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS. (SEE NOTE 1).

(2)  SHARE CLASS O OF THE EQUITY INDEX FUND WAS LIQUIDATED ON JANUARY 20, 2003.

(3)  FUND COMMENCED ON AUGUST 29, 2003.

(4) FOR THE WELLS FARGO MONTGOMERY FUNDS, PRIOR PERIOD INFORMATION PRESENTED IS FROM JULY 1, 2003 TO SEPTEMBER 30, 2003.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                FOR THE YEAR/PERIOD ENDED SEPTEMBER 30, 2003
                                                     ----------------------------------------------------------------

                                                                  SHARES ISSUED ON                       NET INCREASE
                                                         SHARES       REINVESTMENT        SHARES        (DECREASE) IN
FUND NAME                                                  SOLD   OF DISTRIBUTIONS      REDEEMED   SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND (1)(4)
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................      130,517               0         (403,847)        (273,330)
Class B ..........................................       14,606               0                0           14,606
Class C ..........................................       25,732               0              (42)          25,690
Institutional Class ..............................      158,065               0         (199,396)         (41,331)

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND (4)
---------------------------------------------------------------------------------------------------------------------
Select Class .....................................       22,133               0          (53,898)         (31,765)

MONTGOMERY MID CAP GROWTH FUND (1)(4)
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................      162,688               0         (757,594)        (594,906)
Class B ..........................................      120,433               0          (56,322)          64,111
Class C ..........................................       26,087               0           (9,615)          16,472

MONTGOMERY SMALL CAP FUND (4)
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................    3,028,972               0         (137,506)       2,891,466
Class B ..........................................        9,549               0             (814)           8,735
Class C ..........................................        7,464               0                0            7,464
Institutional Class ..............................       33,955               0                0           33,955

SIFE SPECIALIZED FINANCIAL SERVICES FUND
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................    4,049,176       1,298,136      (22,363,995)     (17,016,683)
Class B ..........................................      396,511          29,535       (1,269,282)        (843,236)
Class C ..........................................       85,925           2,341         (115,683)         (27,417)

SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................    2,077,838               0       (5,476,714)      (3,398,876)
Class B ..........................................      178,010               0         (962,856)        (784,846)
Class C ..........................................      184,200               0         (256,048)         (71,848)
Institutional Class ..............................    1,371,646               0       (4,042,505)      (2,670,859)

SMALL CAP OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------
Institutional Class ..............................    2,713,079         677,573       (2,534,196)         856,456

SMALL COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................          N/A             N/A              N/A              N/A
Class B ..........................................          N/A             N/A              N/A              N/A
Class C ..........................................          N/A             N/A              N/A              N/A
Institutional Class ..............................    2,453,057               0       (3,360,905)        (907,848)

SMALL COMPANY VALUE FUND
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................      616,218             283         (363,859)         252,642
Class B ..........................................      232,474             301         (153,665)          79,110
Class C ..........................................      130,112              10           (6,011)         124,111
Institutional Class ..............................    3,042,406             623         (794,761)       2,248,268

SPECIALIZED HEALTH SCIENCES FUND
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................      217,904               0         (434,983)        (217,079)
Class B ..........................................      174,086               0         (351,893)        (177,807)
Class C ..........................................       47,593               0          (64,129)         (16,536)

SPECIALIZED TECHNOLOGY FUND (1)
---------------------------------------------------------------------------------------------------------------------
Class A ..........................................   27,236,070               0       (5,183,901)      22,052,169
Class B ..........................................      540,220               0       (1,840,805)      (1,300,585)
Class C ..........................................      320,412               0         (438,167)        (117,755)

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7.MISCELLANEOUS

FOREIGN TAXES PAYABLE

      Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since their inception dates, each of the Wells Fargo Montgomery Emerging Markets Focus Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund, and the Wells Fargo Montgomery Institutional Emerging Markets Fund (the "Emerging Markets Fund"), as successor to the Montgomery Institutional Series: Emerging Markets Portfolio, has been assessed approximately $590,000 and $52,000, respectively. Each Fund filed administrative appeals to these assessments in April 2003.

      On August 1, 2003, the Focus Fund received a demand for one-half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and an agreement was reached on August 8, 2003 for the Focus Fund to make such payment. The Emerging Markets Fund has not received a similar demand for payment to date. On August 20, 2003, Funds Management was advised that the Indian tax authorities had rescinded the earlier agreement for one-half payment and demanded payment of the entire assessment of $590,000.

      On August 20, 2003, the Funds made the determination to accrue the entire amount at issue for each Fund as a tax expense. The Funds continue to pursue the administrative appeals process and will reverse such accruals in the event of a favorable disposition.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

COMMON STOCK - 98.29%

AMUSEMENT & RECREATION SERVICES - 2.44%
 97,600   INTERNATIONAL GAME TECHNOLOGY                              $ 4,388,096
                                                                     -----------
APPAREL & ACCESSORY STORES - 2.18%
 98,300   NORDSTROM INCORPORATED                                       3,922,170
                                                                     -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 2.29%
 74,100   PULTE HOMES INCORPORATED                                     4,119,960
                                                                     -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 2.04%
 98,400   HOME DEPOT INCORPORATED                                      3,676,224
                                                                     -----------
BUSINESS SERVICES - 10.00%
 97,100   ADOBE SYSTEMS INCORPORATED                                   3,828,653
 81,900   ELECTRONIC ARTS INCORPORATED+                                4,419,324
239,400   MICROSOFT CORPORATION                                        5,977,818
 81,500   SYMANTEC CORPORATION+                                        3,773,450

                                                                      17,999,245
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 6.27%
170,800   PFIZER INCORPORATED                                          5,986,540
 50,500   PROCTER & GAMBLE COMPANY                                     5,296,440

                                                                      11,282,980
                                                                     -----------
COMMUNICATIONS - 1.94%
141,100   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                  3,489,403
                                                                     -----------
DEPOSITORY INSTITUTIONS - 2.30%
 98,700   JP MORGAN CHASE & COMPANY                                    4,140,465
                                                                     -----------
EDUCATIONAL SERVICES - 5.14%
 50,100   APOLLO GROUP INCORPORATED CLASS A+                           4,314,111
 87,000   CAREER EDUCATION CORPORATION+                                4,927,680

                                                                       9,241,791
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 19.01%
158,400   ALTERA CORPORATION+                                          3,239,280
 90,900   ENERGIZER HOLDINGS INCORPORATED+                             4,244,121
193,900   GENERAL ELECTRIC COMPANY                                     5,917,828
207,400   INTEL CORPORATION                                            5,641,280
 65,600   INTERNATIONAL BUSINESS MACHINES CORPORATION                  6,024,704
 91,400   NATIONAL SEMICONDUCTOR CORPORATION+                          4,060,902
173,800   TEXAS INSTRUMENTS INCORPORATED                               5,078,436

                                                                      34,206,551
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.17%
 51,000   FORTUNE BRANDS INCORPORATED                                  3,908,130
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

FOOD & KINDRED PRODUCTS - 2.01%
 67,000   PEPSICO INCORPORATED                                      $  3,607,950
                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.27%
 76,200   3M COMPANY                                                   6,238,494
266,800   CISCO SYSTEMS INCORPORATED+                                  6,275,136
124,200   DELL INCORPORATED+                                           4,175,604

                                                                      16,689,234
                                                                    ------------
INSURANCE CARRIERS - 4.45%
102,000   FIDELITY NATIONAL FINANCIAL INCORPORATED                     4,039,200
 61,500   UNITEDHEALTH GROUP INCORPORATED                              3,963,060

                                                                       8,002,260
                                                                    ------------
LEATHER & LEATHER PRODUCTS - 2.13%
 93,300   COACH INCORPORATED+                                          3,824,367
                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 8.28%
 71,000   BECTON DICKINSON & COMPANY                                   3,442,080
 88,700   BOSTON SCIENTIFIC CORPORATION+                               3,759,106
 61,100   GUIDANT CORPORATION                                          3,871,907
 51,800   ZIMMER HOLDINGS INCORPORATED+                                3,821,804

                                                                      14,894,897
                                                                    ------------
MEDICAL MANAGEMENT SERVICES - 1.99%
 84,800   COVENTRY HEALTH CARE INCORPORATED+                           3,589,584
                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.12%
110,800   JOHNSON & JOHNSON                                            5,619,776
                                                                    ------------
MISCELLANEOUS RETAIL - 5.05%
 94,200   COSTCO WHOLESALE CORPORATION+                                3,538,152
 92,900   WAL-MART STORES INCORPORATED                                 5,545,201

                                                                       9,083,353
                                                                    ------------
MISCELLANEOUS SERVICES - 2.02%
 68,000   D&B CORPORATION+                                             3,638,000
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.13%
 91,500   SLM CORPORATION                                              3,829,275
                                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
    - 2.06%
 62,300   MERRILL LYNCH & COMPANY INCORPORATED                         3,710,588
                                                                    ------------
TOTAL COMMON STOCK (COST $157,593,982)                               176,864,299
                                                                    ------------
COLLATERAL FOR SECURITIES LENDING - 11.75%
          COLLATERAL FOR SECURITY LENDING                             21,154,836

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,154,836)            21,154,836
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

SHORT-TERM INVESTMENTS - 1.72%

MUTUAL FUND - 1.72%
3,091,087   WELLS FARGO MONEY MARKET TRUST~                        $  3,091,087
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,091,087)                        3,091,087
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $181,839,905)*                             111.76%           $201,110,222
OTHER ASSETS AND LIABILITIES, NET                (11.76)            (21,167,406)
                                                 ------            ------------
TOTAL NET ASSETS                                 100.00%           $179,942,816
                                                 ======            ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

COMMON STOCK - 99.45%

BUSINESS SERVICES - 1.39%
1,020,500   MICROSOFT CORPORATION                                   $ 25,481,885
                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 11.82%
  424,775   ABBOTT LABORATORIES                                       17,458,252
  384,722   AIR PRODUCTS & CHEMICALS INCORPORATED                     19,282,267
  769,984   DU PONT (E.I.) DE NEMOURS & COMPANY                       32,508,724
  475,235   MERCK & COMPANY INCORPORATED                              21,000,635
1,082,335   PFIZER INCORPORATED                                       37,935,842
  486,630   PROCTER & GAMBLE COMPANY                                  51,037,754
  954,681   ROHM & HAAS COMPANY                                       38,034,491

                                                                     217,257,965
                                                                    ------------
COMMUNICATIONS - 3.45%
  345,040   AT&T CORPORATION                                           6,752,433
  471,440   SBC COMMUNICATIONS INCORPORATED                           11,569,138
1,232,236   VERIZON COMMUNICATIONS INCORPORATED                       45,025,903

                                                                      63,347,474
                                                                    ------------
DEPOSITORY INSTITUTIONS - 13.24%
  431,635   BANK OF AMERICA CORPORATION                               34,953,802
  997,465   CITIGROUP INCORPORATED                                    51,568,940
1,641,965   JP MORGAN CHASE & COMPANY                                 68,880,432
2,177,601   US BANCORP                                                60,210,668
  591,115   WACHOVIA CORPORATION                                      27,782,405

                                                                     243,396,247
                                                                    ------------
EATING & DRINKING PLACES - 2.92%
1,878,370   MCDONALD'S CORPORATION                                    53,665,031
                                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.56%
   25,858   DOMINION RESOURCES INCORPORATED                            1,662,669
  215,845   FIRSTENERGY CORPORATION                                    8,435,223
  265,910   FPL GROUP INCORPORATED                                    17,776,083
  801,015   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED              37,631,685

                                                                      65,505,660
                                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 11.27%
  973,200   EMERSON ELECTRIC COMPANY                                  58,314,144
1,584,894   GENERAL ELECTRIC COMPANY                                  48,370,965
  691,167   INTERNATIONAL BUSINESS MACHINES CORPORATION               63,476,777
  916,935   MOTOROLA INCORPORATED                                     16,138,056
1,030,170   NOKIA OYJ ADR                                             20,891,848

                                                                     207,191,790
                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 3.86%
  925,060   FORTUNE BRANDS INCORPORATED                               70,887,348
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

FOOD & KINDRED PRODUCTS - 6.74%
1,286,995   PEPSICO INCORPORATED                                    $ 69,304,681
2,499,675   SARA LEE CORPORATION                                      54,642,895

                                                                     123,947,576
                                                                    ------------
GENERAL MERCHANDISE STORES - 5.15%
1,251,795   MAY DEPARTMENT STORES COMPANY                             43,287,071
1,139,295   TARGET CORPORATION                                        51,313,847

                                                                      94,600,918
                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.49%
  558,441   3M COMPANY                                                45,719,565
                                                                    ------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.08%
  553,680   METLIFE INCORPORATED                                      19,755,302
                                                                    ------------
INSURANCE CARRIERS - 6.76%
1,344,519   AEGON NV                                                  17,277,069
  466,795   ALLSTATE CORPORATION                                      21,220,501
  620,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                 44,261,473
1,035,150   ST PAUL COMPANIES INCORPORATED                            41,416,351

                                                                     124,175,394
                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.51%
  572,659   BECTON DICKINSON & COMPANY                                27,762,508
                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.06%
2,924,715   HEWLETT-PACKARD COMPANY                                   66,800,490
  516,765   JOHNSON & JOHNSON                                         26,210,321

                                                                      93,010,811
                                                                    ------------
MOTION PICTURES - 1.55%
1,141,090   WALT DISNEY COMPANY                                       28,515,839
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.19%
1,129,430   AMERICAN EXPRESS COMPANY                                  58,560,946
                                                                    ------------
PAPER & ALLIED PRODUCTS - 1.14%
  332,100   KIMBERLY-CLARK CORPORATION                                20,955,510
                                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 9.57%
  472,658   BP PLC ADR                                                24,200,090
  472,285   CHEVRONTEXACO CORPORATION                                 41,457,177
  314,575   CONOCOPHILLIPS                                            21,960,481
1,595,736   EXXON MOBIL CORPORATION                                   66,366,660
  458,984   ROYAL DUTCH PETROLEUM COMPANY                             21,838,460

                                                                     175,822,868
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
  SHARES    SECURITY NAME                                            VALUE

TOBACCO PRODUCTS - 1.64%
  554,300   ALTRIA GROUP INCORPORATED                            $   30,181,635
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.06%
1,118,480   HONEYWELL INTERNATIONAL INCORPORATED                     37,860,548
                                                                 --------------
TOTAL COMMON STOCK (COST $1,393,199,181)                          1,827,602,820
                                                                 --------------
COLLATERAL FOR SECURITIES LENDING - 4.06%
            COLLATERAL FOR SECURITY LENDING                          74,618,356

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,618,356)           74,618,356
                                                                 --------------
SHORT-TERM INVESTMENTS - 0.42%

MUTUAL FUND - 0.42%
7,770,431   WELLS FARGO MONEY MARKET TRUST~                           7,770,431
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,770,431)                       7,770,431
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,475,587,968)*              103.93%                      $1,909,991,607
OTHER ASSETS AND LIABILITIES, NET    (3.93)                         (72,189,492)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,837,802,115
                                    ======                       ==============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

COMMON STOCK - 98.11%

AMUSEMENT & RECREATION SERVICES - 0.20%
   18,956   HARRAH'S ENTERTAINMENT INCORPORATED                      $ 1,040,495
   59,064   INTERNATIONAL GAME TECHNOLOGY                              2,655,517

                                                                       3,696,012
                                                                     -----------

APPAREL & ACCESSORY STORES - 0.48%
  152,569   GAP INCORPORATED                                           3,344,313
   57,907   KOHLS CORPORATION+                                         2,798,645
   83,028   LIMITED BRANDS                                             1,660,560
   23,406   NORDSTROM INCORPORATED                                       933,899

                                                                       8,737,417
                                                                     -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
   FABRICS & SIMILAR MATERIALS - 0.13%
   21,516   JONES APPAREL GROUP INCORPORATED                             777,803
   18,585   LIZ CLAIBORNE INCORPORATED                                   681,884
   18,404   VF CORPORATION                                               859,467

                                                                       2,319,154
                                                                     -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
   46,847   AUTONATION INCORPORATED+                                     798,742
   14,861   AUTOZONE INCORPORATED+                                     1,277,600

                                                                       2,076,342
                                                                     -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
   11,049   RYDER SYSTEM INCORPORATED                                    427,928
                                                                     -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 0.16%
   21,074   CENTEX CORPORATION                                         1,139,260
    7,951   KB HOME                                                      642,441
   21,361   PULTE HOMES INCORPORATED                                   1,187,672

                                                                       2,969,373
                                                                     -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 1.26%
  387,491   HOME DEPOT INCORPORATED                                   14,476,664
  133,923   LOWE'S COMPANIES INCORPORATED                              7,517,098
   24,827   SHERWIN-WILLIAMS COMPANY                                     954,101

                                                                      22,947,863
                                                                     -----------

BUSINESS SERVICES - 6.61%
   40,584   ADOBE SYSTEMS INCORPORATED                                 1,600,227
   19,210   AUTODESK INCORPORATED                                        607,420
  100,467   AUTOMATIC DATA PROCESSING INCORPORATED                     4,219,614
   38,342   BMC SOFTWARE INCORPORATED+                                   749,586
  171,614   CENDANT CORPORATION                                        4,185,666
   27,951   CITRIX SYSTEMS INCORPORATED+                                 604,301
   99,115   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED             2,662,229
   31,946   COMPUTER SCIENCES CORPORATION+                             1,288,382
   65,466   COMPUWARE CORPORATION+                                       487,722
   24,400   CONVERGYS CORPORATION+                                       370,880

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

BUSINESS SERVICES (continued)
    8,607   DELUXE CORPORATION                                      $    345,141
  110,017   EBAY INCORPORATED+                                         7,627,479
   50,906   ELECTRONIC ARTS INCORPORATED+                              2,746,888
   81,810   ELECTRONIC DATA SYSTEMS CORPORATION                        1,583,024
   23,686   EQUIFAX INCORPORATED                                         611,573
  151,155   FIRST DATA CORPORATION                                     6,372,695
   33,143   FISERV INCORPORATED+                                       1,185,525
   40,782   IMS HEALTH INCORPORATED                                      948,589
   70,651   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+               1,086,612
   33,805   INTUIT INCORPORATED+                                       1,517,168
   15,333   MERCURY INTERACTIVE CORPORATION+                             686,918
1,838,390   MICROSOFT CORPORATION                                     45,904,598
   19,245   MONSTER WORLDWIDE INCORPORATED+                              504,219
   16,111   NCR CORPORATION+                                             709,851
   64,114   NOVELL INCORPORATED+                                         729,617
   32,359   OMNICOM GROUP INCORPORATED                                 2,596,810
  890,309   ORACLE CORPORATION+                                       10,692,611
   45,388   PARAMETRIC TECHNOLOGY CORPORATION+                           205,154
   61,983   PEOPLESOFT INCORPORATED+                                   1,146,066
   29,160   ROBERT HALF INTERNATIONAL INCORPORATED+                      688,759
   84,453   SIEBEL SYSTEMS INCORPORATED+                                 972,054
  559,790   SUN MICROSYSTEMS INCORPORATED+                             2,328,726
   48,928   SUNGARD DATA SYSTEMS INCORPORATED+                         1,340,627
   53,006   SYMANTEC CORPORATION+                                      2,454,178
   56,505   UNISYS CORPORATION+                                          806,891
   72,820   VERITAS SOFTWARE CORPORATION+                              1,959,586
  113,283   YAHOO! INCORPORATED+                                       5,504,421

                                                                     120,031,807
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 10.83%
  266,293   ABBOTT LABORATORIES                                       10,944,642
   38,705   AIR PRODUCTS & CHEMICALS INCORPORATED                      1,939,895
   15,333   ALBERTO-CULVER COMPANY CLASS B                               672,659
  219,690   AMGEN INCORPORATED+                                       12,779,367
   18,812   AVERY DENNISON CORPORATION                                 1,170,294
   40,090   AVON PRODUCTS INCORPORATED                                 3,041,628
  330,586   BRISTOL-MYERS SQUIBB COMPANY                               8,010,099
   31,937   CHIRON CORPORATION+                                        1,405,547
   35,790   CLOROX COMPANY                                             1,750,489
   90,708   COLGATE PALMOLIVE COMPANY                                  4,998,011
  158,704   DOW CHEMICAL COMPANY                                       6,392,597
  169,941   DU PONT (E.I.) DE NEMOURS & COMPANY                        7,174,909
   13,176   EASTMAN CHEMICAL COMPANY                                     562,352
   43,806   ECOLAB INCORPORATED                                        1,249,785
  191,381   ELI LILLY & COMPANY                                       12,803,389
   62,639   FOREST LABORATORIES INCORPORATED+                          4,486,205
   38,173   GENZYME CORPORATION+                                       1,795,658
  171,500   GILLETTE COMPANY                                           6,705,650

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
    8,617   GREAT LAKES CHEMICAL CORPORATION                        $    205,515
   15,950   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED              566,225
   41,068   KING PHARMACEUTICALS INCORPORATED+                           691,585
   42,157   MEDIMUNE INCORPORATED+                                       972,983
  378,824   MERCK & COMPANY INCORPORATED                              16,740,233
   45,222   MONSANTO COMPANY                                           1,658,291
1,298,621   PFIZER INCORPORATED                                       45,516,666
   29,162   PPG INDUSTRIES INCORPORATED                                1,700,145
   55,380   PRAXAIR INCORPORATED                                       2,055,706
  220,107   PROCTER & GAMBLE COMPANY                                  23,084,822
   37,921   ROHM & HAAS COMPANY                                        1,510,773
  250,559   SCHERING-PLOUGH CORPORATION                                4,064,067
   11,808   SIGMA-ALDRICH CORPORATION                                    653,455
   18,385   WATSON PHARMACEUTICALS INCORPORATED+                         786,694
  226,819   WYETH                                                      8,517,053
                                                                     196,607,389
                                                                    ------------
COMMUNICATIONS - 4.45%
   53,148   ALLTEL CORPORATION                                         2,651,554
  135,144   AT&T CORPORATION                                           2,644,768
  463,985   AT&T WIRELESS SERVICES INCORPORATED+                       6,314,836
   72,311   AVAYA INCORPORATED+                                        1,148,299
  311,926   BELLSOUTH CORPORATION                                      8,637,231
   24,559   CENTURYTEL INCORPORATED                                      675,127
  104,839   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                  4,439,931
  383,355   COMCAST CORPORATION CLASS A+                              11,017,623
  187,260   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                4,630,940
  300,796   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+           1,296,431
  563,328   SBC COMMUNICATIONS INCORPORATED                           13,824,069
  153,951   SPRINT CORPORATION-FON GROUP                               2,837,317
  176,283   SPRINT CORPORATION-PCS GROUP+                              1,621,803
   54,925   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+             1,813,074
  470,319   VERIZON COMMUNICATIONS INCORPORATED                       17,185,456
                                                                      80,738,459
                                                                    ------------
DEPOSITORY INSTITUTIONS - 10.60%
   59,790   AMSOUTH BANCORPORATION                                     1,405,663
  246,777   BANK OF AMERICA CORPORATION                               19,984,001
  131,792   BANK OF NEW YORK COMPANY INCORPORATED                      4,151,448
  190,675   BANK ONE CORPORATION                                      10,395,601
   93,092   BB&T CORPORATION                                           3,286,148
   37,915   CHARTER ONE FINANCIAL INCORPORATED                         1,340,674
  877,237   CITIGROUP INCORPORATED                                    45,353,153
   29,865   COMERICA INCORPORATED                                      1,622,267
   96,212   FIFTH THIRD BANCORP                                        5,327,258
   21,375   FIRST TENNESSEE NATIONAL CORPORATION                       1,019,588
  182,210   FLEETBOSTON FINANCIAL CORPORATION                          8,181,229
   25,874   GOLDEN WEST FINANCIAL CORPORATION                          2,896,594

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES    SECURITY NAME                                                 VALUE

DEPOSITORY INSTITUTIONS (continued)
 39,064   HUNTINGTON BANCSHARES INCORPORATED                        $    866,830
350,525   JP MORGAN CHASE & COMPANY                                   14,704,524
 71,384   KEYCORP                                                      2,162,221
 20,307   M&T BANK CORPORATION                                         1,824,584
 38,564   MARSHALL & ILSLEY CORPORATION                                1,458,105
 73,272   MELLON FINANCIAL CORPORATION                                 2,292,681
103,207   NATIONAL CITY CORPORATION                                    3,672,105
 25,831   NORTH FORK BANCORPORATION INCORPORATED                       1,093,168
 37,528   NORTHERN TRUST CORPORATION                                   1,748,430
 47,220   PNC FINANCIAL SERVICES GROUP                                 2,616,932
 37,836   REGIONS FINANCIAL CORPORATION                                1,381,771
 56,258   SOUTHTRUST CORPORATION                                       1,865,515
 57,120   STATE STREET CORPORATION                                     2,977,666
 48,057   SUNTRUST BANKS INCORPORATED                                  3,350,054
 51,392   SYNOVUS FINANCIAL CORPORATION                                1,256,534
 32,113   UNION PLANTERS CORPORATION                                     958,573
326,977   US BANCORP                                                   9,040,914
223,935   WACHOVIA CORPORATION                                        10,524,945
153,166   WASHINGTON MUTUAL INCORPORATED                               6,541,720
288,169   WELLS FARGO & COMPANY++                                     16,330,537
 15,304   ZIONS BANCORPORATION                                           875,389
                                                                     192,506,822
                                                                    ------------
EATING & DRINKING PLACES - 0.52%
 28,069   DARDEN RESTAURANTS INCORPORATED                                695,830
214,888   MCDONALD'S CORPORATION                                       6,139,350
 19,404   WENDY'S INTERNATIONAL INCORPORATED                             789,549
 50,097   YUM! BRANDS INCORPORATED+                                    1,903,185
                                                                       9,527,914
                                                                    ------------
EDUCATIONAL SERVICES - 0.14%
 29,996   APOLLO GROUP INCORPORATED CLASS A+                           2,582,956
                                                                    ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.11%
106,049   AES CORPORATION+                                               904,598
 21,624   ALLEGHENY ENERGY INCORPORATED+                                 296,465
 54,535   ALLIED WASTE INDUSTRIES INCORPORATED+                          725,861
 30,983   AMEREN CORPORATION                                           1,428,006
 67,273   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                 2,214,627
 70,360   CALPINE CORPORATION+                                           328,581
 52,128   CENTERPOINT ENERGY INCORPORATED                                595,823
 30,327   CINERGY CORPORATION                                          1,240,071
 48,442   CITIZENS COMMUNICATIONS COMPANY+                               626,839
 27,442   CMS ENERGY CORPORATION+                                        245,606
 38,490   CONSOLIDATED EDISON INCORPORATED                             1,697,409
 28,488   CONSTELLATION ENERGY GROUP INCORPORATED                      1,138,096
 55,250   DOMINION RESOURCES INCORPORATED                              3,552,575
 28,756   DTE ENERGY COMPANY                                           1,183,309

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
  154,561   DUKE ENERGY CORPORATION                                  $ 3,493,079
   64,166   DYNEGY INCORPORATED CLASS A+                                 254,097
   55,488   EDISON INTERNATIONAL                                       1,347,804
  109,169   EL PASO CORPORATION                                          776,192
   38,967   ENTERGY CORPORATION                                        2,318,536
   56,071   EXELON CORPORATION                                         3,861,610
   56,174   FIRSTENERGY CORPORATION                                    2,195,280
   31,398   FPL GROUP INCORPORATED                                     2,098,956
   27,089   KEYSPAN CORPORATION                                        1,035,342
   20,987   KINDER MORGAN INCORPORATED                                 1,322,601
    7,500   NICOR INCORPORATED                                           264,225
   44,700   NISOURCE INCORPORATED                                        949,875
    6,343   PEOPLES ENERGY CORPORATION                                   283,215
   71,355   PG&E CORPORATION+                                          2,067,154
   15,545   PINNACLE WEST CAPITAL CORPORATION                            611,696
   30,200   PPL CORPORATION                                            1,377,120
   41,736   PROGRESS ENERGY INCORPORATED                               1,964,931
   40,223   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED               1,889,677
   38,699   SEMPRA ENERGY                                              1,230,628
  124,700   SOUTHERN COMPANY                                           3,803,350
   31,987   TECO ENERGY INCORPORATED                                     467,970
   55,161   TXU CORPORATION                                            1,580,914
   98,247   WASTE MANAGEMENT INCORPORATED                              2,965,094
   88,251   WILLIAMS COMPANIES INCORPORATED                              844,562
   67,923   XCEL ENERGY INCORPORATED                                   1,209,709
                                                                      56,391,483
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 9.78%
  137,371   ADC TELECOMMUNICATIONS INCORPORATED+                         398,376
   59,368   ADVANCED MICRO DEVICES INCORPORATED+                         963,543
   64,504   ALTERA CORPORATION+                                        1,319,107
   33,815   AMERICAN POWER CONVERSION CORPORATION                        778,083
   63,657   ANALOG DEVICES INCORPORATED                                3,056,173
   27,047   ANDREW CORPORATION+                                          473,322
   52,922   APPLIED MICRO CIRCUITS CORPORATION+                          304,301
   51,575   BROADCOM CORPORATION CLASS A+                              2,020,193
   80,888   CIENA CORPORATION+                                           402,013
   32,840   COMVERSE TECHNOLOGY INCORPORATED+                            595,718
   15,676   COOPER INDUSTRIES LIMITED CLASS A                            896,354
   71,830   EMERSON ELECTRIC COMPANY                                   4,304,054
1,736,828   GENERAL ELECTRIC COMPANY                                  53,007,991
1,104,288   INTEL CORPORATION                                         30,036,634
  289,427   INTERNATIONAL BUSINESS MACHINES CORPORATION               26,580,976
   34,061   JABIL CIRCUIT INCORPORATED+                                1,002,415
  244,564   JDS UNIPHASE CORPORATION+                                    995,375
   33,432   KLA-TENCOR CORPORATION+                                    1,683,301
   53,182   LINEAR TECHNOLOGY CORPORATION                              1,968,798
   64,556   LSI LOGIC CORPORATION+                                       602,953

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (continued)
725,507   LUCENT TECHNOLOGIES INCORPORATED+                         $  2,981,834
 55,864   MAXIM INTEGRATED PRODUCTS INCORPORATED                       2,630,636
 13,378   MAYTAG CORPORATION                                             422,343
103,778   MICRON TECHNOLOGY INCORPORATED+                              1,734,130
 32,426   MOLEX INCORPORATED                                             985,426
398,635   MOTOROLA INCORPORATED                                        7,015,976
 30,322   NATIONAL SEMICONDUCTOR CORPORATION+                          1,347,206
 58,771   NETWORK APPLIANCE INCORPORATED+                              1,260,638
 26,113   NOVELLUS SYSTEMS INCORPORATED+                                 830,132
 27,619   NVIDIA CORPORATION+                                            731,627
 29,424   PMC-SIERRA INCORPORATED+                                       499,325
 14,181   POWER-ONE INCORPORATED+                                        156,842
 16,140   QLOGIC CORPORATION+                                            532,781
137,118   QUALCOMM INCORPORATED                                        9,107,378
 30,404   ROCKWELL COLLINS INCORPORATED                                  961,070
 88,358   SANMINA-SCI CORPORATION+                                       972,822
 25,976   SCIENTIFIC-ATLANTA INCORPORATED                                840,064
142,455   SOLECTRON CORPORATION+                                         787,776
 70,740   TELLABS INCORPORATED+                                          610,486
295,041   TEXAS INSTRUMENTS INCORPORATED                               8,621,098
  9,957   THOMAS & BETTS CORPORATION+                                    217,262
 11,863   WHIRLPOOL CORPORATION                                          817,005
 58,714   XILINX INCORPORATED+                                         2,231,132
                                                                     177,684,669
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 0.34%
 13,972   FLUOR CORPORATION                                              540,577
 25,342   MOODY'S CORPORATION                                          1,794,213
 64,296   PAYCHEX INCORPORATED                                         2,288,938
 17,644   QUEST DIAGNOSTICS INCORPORATED                               1,461,452
                                                                       6,085,180
                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 0.53%
  9,598   BALL CORPORATION                                               650,552
 10,120   CRANE COMPANY                                                  333,960
 24,843   FORTUNE BRANDS INCORPORATED                                  1,903,719
 52,476   ILLINOIS TOOL WORKS INCORPORATED                             4,157,674
 77,058   MASCO CORPORATION                                            2,344,875
  9,923   SNAP-ON INCORPORATED                                           320,910
                                                                       9,711,690
                                                                    ------------
FINANCIAL SERVICES - 0.04%
 40,988   JANUS CAPITAL GROUP INCORPORATED                               671,383
                                                                    ------------
FOOD & KINDRED PRODUCTS - 3.83%
  6,199   ADOLPH COORS COMPANY CLASS B                                   430,521
138,761   ANHEUSER-BUSCH COMPANIES INCORPORATED                        7,076,811
110,359   ARCHER-DANIELS-MIDLAND COMPANY                               1,861,756

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

FOOD & KINDRED PRODUCTS (continued)
 70,008   CAMPBELL SOUP COMPANY                                      $ 1,909,118
416,452   COCA COLA COMPANY                                           20,947,536
 78,160   COCA COLA ENTERPRISES INCORPORATED                           1,889,127
 91,440   CONAGRA FOODS INCORPORATED                                   2,463,394
 63,837   GENERAL MILLS INCORPORATED                                   2,979,911
 18,889   HERCULES INCORPORATED+                                         216,846
 22,160   HERSHEY FOODS CORPORATION                                    1,835,956
 59,965   HJ HEINZ COMPANY                                             2,236,095
 70,232   KELLOGG COMPANY                                              2,755,904
 23,390   MCCORMICK & COMPANY INCORPORATED                               784,033
 44,226   PEPSI BOTTLING GROUP INCORPORATED                            1,315,723
291,271   PEPSICO INCORPORATED                                        15,684,943
134,745   SARA LEE CORPORATION                                         2,945,526
 38,295   WM WRIGLEY JR COMPANY                                        2,264,000
                                                                      69,597,200
                                                                     -----------
FOOD STORES - 0.34%
 62,490   ALBERTSON'S INCORPORATED                                     1,384,154
126,885   KROGER COMPANY+                                              2,111,366
 67,466   STARBUCKS CORPORATION+                                       2,546,842
 24,144   WINN-DIXIE STORES INCORPORATED+                                183,494
                                                                       6,225,856
                                                                     -----------
FORESTRY - 0.14%
 37,436   WEYERHAEUSER COMPANY                                         2,452,058
                                                                     -----------
FURNITURE & FIXTURES - 0.10%
 32,688   LEGGETT & PLATT INCORPORATED                                   775,032
 46,733   NEWELL RUBBERMAID INCORPORATED                               1,084,206
                                                                       1,859,238
                                                                     -----------
GENERAL MERCHANDISE STORES - 1.00%
 19,912   BIG LOTS INCORPORATED+                                         288,724
 57,396   DOLLAR GENERAL CORPORATION                                   1,102,003
 29,315   FAMILY DOLLAR STORES INCORPORATED                            1,053,874
 30,790   FEDERATED DEPARTMENT STORES INCORPORATED                     1,664,200
 46,498   JC PENNEY COMPANY INCORPORATED                               1,617,201
 49,148   MAY DEPARTMENT STORES COMPANY                                1,699,538
 37,966   SEARS ROEBUCK & Company                                      1,631,019
155,230   TARGET CORPORATION                                           6,991,559
 85,712   TJX COMPANIES INCORPORATED                                   2,105,087
                                                                      18,153,205
                                                                     -----------
HEALTH SERVICES - 0.63%
 55,792   BIOGEN IDEC INCORPORATED+                                    3,102,035
 76,055   CAREMARK RX INCORPORATED+                                    2,528,829
 84,389   HCA INCORPORATED                                             3,427,881
 41,373   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A             960,267

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

HEALTH SERVICES (continued)
   15,217   MANOR CARE INCORPORATED                                  $   537,008
   79,156   TENET HEALTHCARE CORPORATION+                                883,381
                                                                      11,439,401
                                                                     -----------
HOLDING & OTHER INVESTMENT OFFICES - 0.44%
   15,933   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A            495,357
   68,083   EQUITY OFFICE PROPERTIES TRUST                             1,966,918
   47,438   EQUITY RESIDENTIAL                                         1,416,024
   31,195   PLUM CREEK TIMBER COMPANY                                  1,013,213
   30,838   PROLOGIS                                                   1,106,159
   32,581   SIMON PROPERTY GROUP INCORPORATED                          1,904,034
                                                                       7,901,705
                                                                     -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
   50,817   BED BATH & BEYOND INCORPORATED+                            2,122,118
   55,294   BEST BUY COMPANY INCORPORATED                              2,859,805
   35,859   CIRCUIT CITY STORES INCORPORATED                             405,207
   27,949   RADIOSHACK CORPORATION                                       926,789
                                                                       6,313,919
                                                                     -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.23%
   64,613   HILTON HOTELS CORPORATION                                  1,049,961
   39,180   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                1,667,109
   34,768   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED           1,408,104
                                                                       4,125,174
                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.90%
  133,458   3M COMPANY                                                10,926,206
   12,300   AMERICAN STANDARD COMPANIES INCORPORATED+                  1,399,125
   62,968   APPLE COMPUTER INCORPORATED+                               1,703,284
  286,370   APPLIED MATERIALS INCORPORATED+                            6,122,591
   57,027   BAKER HUGHES INCORPORATED                                  2,080,345
   13,361   BLACK & DECKER CORPORATION                                   760,775
   59,138   CATERPILLAR INCORPORATED                                   4,676,042
1,170,498   CISCO SYSTEMS INCORPORATED+                               27,530,113
    7,289   CUMMINS INCORPORATED                                         426,042
   41,470   DEERE & COMPANY                                            2,874,286
  436,065   DELL INCORPORATED+                                        14,660,505
   34,602   DOVER CORPORATION                                          1,341,519
  411,885   EMC CORPORATION+                                           5,605,755
   63,774   GATEWAY INCORPORATED+                                        336,727
   29,868   INGERSOLL-RAND COMPANY CLASS A                             2,020,570
   21,880   LEXMARK INTERNATIONAL INCORPORATED+                        2,012,960
   21,412   PALL CORPORATION                                             485,838
   20,194   PARKER HANNIFIN CORPORATION                                1,140,961
   39,783   PITNEY BOWES INCORPORATED                                  1,695,154

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
 13,804   STANLEY WORKS                                              $   589,155
 39,376   SYMBOL TECHNOLOGIES INCORPORATED                               543,389

                                                                      88,931,342
                                                                     -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.91%
 47,529   ACE LIMITED                                                  2,027,587
 53,410   AON CORPORATION                                              1,490,673
 27,608   HUMANA INCORPORATED+                                           525,104
 24,023   JEFFERSON-PILOT CORPORATION                                  1,321,505
 90,305   MARSH & MCLENNAN COMPANIES INCORPORATED                      4,181,122
 46,036   MEDCO HEALTH SOLUTIONS INCORPORATED+                         1,565,224
129,463   METLIFE INCORPORATED                                         4,619,240
 50,422   UNUMPROVIDENT CORPORATION                                      737,674

                                                                      16,468,129
                                                                     -----------
INSURANCE CARRIERS - 4.96%
 26,112   AETNA INCORPORATED                                           2,342,769
 87,339   AFLAC INCORPORATED                                           3,505,788
119,825   ALLSTATE CORPORATION                                         5,447,245
 18,198   AMBAC FINANCIAL GROUP INCORPORATED                           1,342,648
444,329   AMERICAN INTERNATIONAL GROUP INCORPORATED                   31,702,874
 23,550   ANTHEM INCORPORATED+                                         2,134,572
 31,980   CHUBB CORPORATION                                            2,223,889
 24,009   CIGNA CORPORATION                                            1,417,011
 27,322   CINCINNATI FINANCIAL CORPORATION                             1,187,141
 49,618   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               3,160,667
 49,272   JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                 2,152,694
 30,312   LINCOLN NATIONAL CORPORATION                                 1,434,364
 31,583   LOEWS CORPORATION                                            1,865,292
 24,546   MBIA INCORPORATED                                            1,539,034
 16,766   MGIC INVESTMENT CORPORATION                                  1,076,880
 54,632   PRINCIPAL FINANCIAL GROUP INCORPORATED                       1,946,538
 36,947   PROGRESSIVE CORPORATION                                      3,236,557
 92,052   PRUDENTIAL FINANCIAL INCORPORATED                            4,122,089
 23,598   SAFECO CORPORATION                                           1,018,726
 38,830   ST PAUL COMPANIES INCORPORATED                               1,553,588
 19,274   TORCHMARK CORPORATION                                        1,036,748
171,131   TRAVELERS PROPERTY CASUALTY CORPORATION CLASS B              2,955,432
106,580   UNITEDHEALTH GROUP INCORPORATED                              6,868,015
 26,414   WELLPOINT HEALTH NETWORKS INCORPORATED+                      3,003,800
 23,378   XL CAPITAL LIMITED CLASS A                                   1,777,663

                                                                      90,052,024
                                                                     -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
 43,207   GEORGIA-PACIFIC CORPORATION                                  1,455,644
 18,033   LOUISIANA-PACIFIC CORPORATION                                  465,251

                                                                       1,920,895
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                  VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.95%
 80,983   AGILENT TECHNOLOGIES INCORPORATED+                         $ 2,561,492
 22,348   ALLERGAN INCORPORATED                                        1,880,808
 35,142   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                   695,109
  8,929   BAUSCH & LOMB INCORPORATED                                     535,472
103,940   BAXTER INTERNATIONAL INCORPORATED                            3,210,707
 43,038   BECTON DICKINSON & COMPANY                                   2,086,482
 43,568   BIOMET INCORPORATED                                          1,671,268
139,510   BOSTON SCIENTIFIC CORPORATION+                               5,912,434
  8,832   C.R. BARD INCORPORATED                                         862,356
 26,210   DANAHER CORPORATION                                          2,447,228
 48,806   EASTMAN KODAK COMPANY                                        1,277,253
 53,051   GUIDANT CORPORATION                                          3,361,842
206,449   MEDTRONIC INCORPORATED                                       9,857,940
  8,312   MILLIPORE CORPORATION+                                         427,071
 21,604   PERKINELMER INCORPORATED                                       446,987
 70,887   RAYTHEON COMPANY                                             2,221,599
 31,850   ROCKWELL AUTOMATION INCORPORATED                             1,104,240
 29,383   ST JUDE MEDICAL INCORPORATED+                                2,118,514
 33,974   STRYKER CORPORATION                                          3,007,718
 14,433   TEKTRONIX INCORPORATED                                         472,103
 32,587   TERADYNE INCORPORATED+                                         776,548
 28,208   THERMO ELECTRON CORPORATION+                                   797,722
 20,679   WATERS CORPORATION+                                            844,530
135,857   XEROX CORPORATION+                                           1,979,436
 41,184   ZIMMER HOLDINGS INCORPORATED+                                3,038,556

                                                                      53,595,415
                                                                     -----------
METAL MINING - 0.33%
 33,387   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B          1,305,098
 73,585   NEWMONT MINING CORPORATION                                   3,431,268
 15,795   PHELPS DODGE CORPORATION+                                    1,289,820

                                                                       6,026,186
                                                                     -----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
 17,320   VULCAN MATERIALS COMPANY                                       821,661
                                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.91%
 25,887   EATON CORPORATION                                            1,454,590
 29,716   HASBRO INCORPORATED                                            646,323
519,564   HEWLETT-PACKARD COMPANY                                     11,866,842
 15,714   ITT INDUSTRIES INCORPORATED                                  1,199,450
505,452   JOHNSON & JOHNSON                                           25,636,525
 73,213   MATTEL INCORPORATED                                          1,350,048
 24,973   TIFFANY & COMPANY                                              953,219
340,604   TYCO INTERNATIONAL LIMITED                                   9,758,305

                                                                      52,865,302
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL - 3.31%
 78,015   COSTCO WHOLESALE CORPORATION+                              $ 2,930,243
 67,510   CVS CORPORATION                                              2,383,103
 14,190   DILLARDS INCORPORATED CLASS A                                  271,880
 13,208   EXPRESS SCRIPTS INCORPORATED+                                  985,185
 52,890   OFFICE DEPOT INCORPORATED+                                     995,390
 85,042   STAPLES INCORPORATED                                         2,159,216
 36,357   TOYS R US INCORPORATED+                                        610,798
737,063   WAL-MART STORES INCORPORATED                                43,995,290
174,550   WALGREEN COMPANY                                             5,751,423

                                                                      60,082,528
                                                                     -----------
MOTION PICTURES - 1.20%
775,398   TIME WARNER INCORPORATED+                                   13,073,210
348,725   WALT DISNEY COMPANY                                          8,714,638

                                                                      21,787,848
                                                                     -----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.74%
192,290   UNITED PARCEL SERVICE INCORPORATED CLASS B                  13,429,534
                                                                     -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.56%
219,066   AMERICAN EXPRESS COMPANY                                    11,358,572
 39,328   CAPITAL ONE FINANCIAL CORPORATION                            2,966,511
 31,357   COUNTRYWIDE FINANCIAL CORPORATION                            3,007,136
165,484   FANNIE MAE                                                  12,303,736
117,253   FREDDIE MAC                                                  6,924,962
217,600   MBNA CORPORATION                                             6,012,288
 49,428   PROVIDIAN FINANCIAL CORPORATION+                               647,507
 76,780   SLM CORPORATION                                              3,213,243

                                                                      46,433,955
                                                                     -----------
OIL & GAS EXTRACTION - 1.61%
 42,859   ANADARKO PETROLEUM CORPORATION                               2,222,668
 55,193   APACHE CORPORATION                                           2,382,682
 27,113   BJ SERVICES COMPANY+                                         1,173,180
 33,692   BURLINGTON RESOURCES INCORPORATED                            2,143,822
 39,606   DEVON ENERGY CORPORATION                                     2,303,089
 19,600   EOG RESOURCES INCORPORATED                                     899,444
 74,606   HALLIBURTON COMPANY                                          2,267,276
 17,175   KERR-MCGEE CORPORATION                                         884,512
 24,965   NABORS INDUSTRIES LIMITED+                                   1,142,149
 22,867   NOBLE CORPORATION+                                             878,550
 66,105   OCCIDENTAL PETROLEUM CORPORATION                             3,044,135
 17,733   ROWAN COMPANIES INCORPORATED+                                  373,989
100,255   SCHLUMBERGER LIMITED                                         6,401,282
 54,480   TRANSOCEAN INCORPORATED+                                     1,519,447
 44,101   UNOCAL CORPORATION                                           1,644,085

                                                                      29,280,310
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------
 SHARES     SECURITY NAME                                               VALUE

PAPER & ALLIED PRODUCTS - 0.66%
18,093   BEMIS COMPANY INCORPORATED                                  $   470,418
14,854   BOISE CASCADE CORPORATION                                       514,691
81,828   INTERNATIONAL PAPER COMPANY                                   3,458,051
85,418   KIMBERLY-CLARK CORPORATION                                    5,389,876
34,251   MEADWESTVACO CORPORATION                                        968,961
26,779   PACTIV CORPORATION+                                             595,833
 9,316   TEMPLE-INLAND INCORPORATED                                      590,075

                                                                      11,987,905
                                                                     -----------
PERSONAL SERVICES - 0.16%
29,131   CINTAS CORPORATION                                            1,266,907
30,362   H & R BLOCK INCORPORATED                                      1,549,373

                                                                       2,816,280
                                                                     -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.12%
   15,306   AMERADA HESS CORPORATION                                     999,176
   11,837   ASHLAND INCORPORATED                                         550,302
  182,186   CHEVRONTEXACO CORPORATION                                 15,992,287
  116,522   CONOCOPHILLIPS                                             8,134,401
1,116,810   EXXON MOBIL CORPORATION                                   46,448,128
   57,948   MARATHON OIL CORPORATION                                   1,951,109
   13,155   SUNOCO INCORPORATED                                          820,609

                                                                      74,896,012
                                                                     -----------
PRIMARY METAL INDUSTRIES - 0.43%
148,219   ALCOA INCORPORATED                                           5,141,717
 13,734   ALLEGHENY TECHNOLOGIES INCORPORATED                            166,181
 21,366   ENGELHARD CORPORATION                                          638,630
 13,333   NUCOR CORPORATION                                              819,713
 19,276   UNITED STATES STEEL CORPORATION                                718,417
 14,718   WORTHINGTON INDUSTRIES INCORPORATED                            282,144

                                                                       7,766,802
                                                                     -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.41%
 11,416   AMERICAN GREETINGS CORPORATION CLASS A+                        259,942
 13,891   DOW JONES & COMPANY INCORPORATED                               665,518
 46,164   GANNETT COMPANY INCORPORATED                                 4,068,895
 13,607   KNIGHT-RIDDER INCORPORATED                                     996,713
 32,596   MCGRAW-HILL COMPANIES INCORPORATED                           2,481,859
  8,543   MEREDITH CORPORATION                                           431,934
 25,525   NEW YORK TIMES COMPANY CLASS A                               1,128,205
 36,486   RR DONNELLEY & SONS COMPANY                                  1,103,702
 56,230   TRIBUNE COMPANY                                              2,836,241
297,913   VIACOM INCORPORATED CLASS B                                 11,681,169

                                                                      25,654,178
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------
 SHARES   SECURITY NAME                                                 VALUE

RAILROAD TRANSPORTATION - 0.40%
63,355   BURLINGTON NORTHERN SANTA FE CORPORATION                    $ 1,995,683
36,449   CSX CORPORATION                                               1,104,040
66,591   NORFOLK SOUTHERN CORPORATION                                  1,470,995
44,082   UNION PACIFIC CORPORATION                                     2,636,985

                                                                       7,207,703
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
12,576   COOPER TIRE & RUBBER COMPANY                                    253,406
29,859   GOODYEAR TIRE & RUBBER COMPANY+                                 254,996
44,812   NIKE INCORPORATED CLASS B                                     3,489,510
10,029   REEBOK INTERNATIONAL LIMITED                                    414,699
14,472   SEALED AIR CORPORATION+                                         719,693

                                                                       5,132,304
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 2.28%
 17,661   BEAR STEARNS COMPANIES INCORPORATED                          1,548,517
231,041   CHARLES SCHWAB CORPORATION                                   2,682,386
 18,506   FEDERATED INVESTORS INCORPORATED CLASS B                       581,644
 42,477   FRANKLIN RESOURCES INCORPORATED                              2,365,119
 82,312   GOLDMAN SACHS GROUP INCORPORATED                             8,589,257
 47,219   LEHMAN BROTHERS HOLDINGS INCORPORATED                        3,913,039
165,250   MERRILL LYNCH & COMPANY INCORPORATED                         9,842,290
186,821   MORGAN STANLEY                                              10,705,007
 21,435   T ROWE PRICE GROUP INCORPORATED                              1,153,846

                                                                      41,381,105
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
229,557   CORNING INCORPORATED+                                        2,566,447
                                                                     -----------

TOBACCO PRODUCTS - 1.15%
348,569   ALTRIA GROUP INCORPORATED                                   18,979,582
 14,413   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                      871,986
 28,245   UST INCORPORATED                                             1,019,645

                                                                      20,871,213
                                                                     -----------

TRANSPORTATION BY AIR - 0.32%
 21,026   DELTA AIR LINES INCORPORATED+                                  166,526
 50,817   FEDEX CORPORATION                                            3,819,406
134,441   SOUTHWEST AIRLINES COMPANY                                   1,910,406

                                                                       5,896,338
                                                                     -----------

TRANSPORTATION EQUIPMENT - 2.67%
143,477   BOEING COMPANY                                               5,892,601
 15,948   BRUNSWICK CORPORATION                                          651,157
 25,337   DANA CORPORATION                                               503,193
 95,423   DELPHI CORPORATION                                             950,413
311,903   FORD MOTOR COMPANY                                           4,232,524
 33,755   GENERAL DYNAMICS CORPORATION                                 3,015,334
 95,713   GENERAL MOTORS CORPORATION                                   4,508,082

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------
 SHARES   SECURITY NAME                                                VALUE

TRANSPORTATION EQUIPMENT (continued)
 29,628   GENUINE PARTS COMPANY                                   $      969,428
 20,029   GOODRICH CORPORATION                                           562,214
 51,598   HARLEY-DAVIDSON INCORPORATED                                 2,752,237
146,261   HONEYWELL INTERNATIONAL INCORPORATED                         4,950,935
 32,112   JOHNSON CONTROLS INCORPORATED                                1,899,425
 76,788   LOCKHEED MARTIN CORPORATION                                  3,504,604
 11,734   NAVISTAR INTERNATIONAL CORPORATION+                            538,004
 31,784   NORTHROP GRUMMAN CORPORATION                                 3,128,181
 29,808   PACCAR INCORPORATED                                          1,676,402
 23,458   TEXTRON INCORPORATED                                         1,246,793
 87,821   UNITED TECHNOLOGIES CORPORATION                              7,578,952

                                                                      48,560,479
                                                                  --------------

TRANSPORTATION SERVICES - 0.03%
23,859   SABRE HOLDINGS CORPORATION                                      591,942
                                                                  --------------

WATER TRANSPORTATION - 0.27%
107,295   CARNIVAL CORPORATION                                         4,818,618
                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.83%
 19,115   AMERISOURCEBERGEN CORPORATION                                1,045,208
 20,668   BROWN-FORMAN CORPORATION CLASS B                               985,037
 74,086   CARDINAL HEALTH INCORPORATED                                 5,104,526
 49,568   MCKESSON CORPORATION                                         1,491,501
 75,328   SAFEWAY INCORPORATED+                                        1,550,250
 22,889   SUPERVALU INCORPORATED                                         699,030
109,800   SYSCO CORPORATION                                            4,287,690

                                                                      15,163,242
                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
22,265   VISTEON CORPORATION                                             213,076
15,541   WW GRAINGER INCORPORATED                                        745,968

                                                                         959,044
                                                                  --------------

TOTAL COMMON STOCK (COST $1,493,348,252)                           1,781,746,338
                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 11.68%
          COLLATERAL FOR SECURITY LENDING                            212,187,464

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $212,187,464)          212,187,464
                                                                  --------------

RIGHTS - 0.00%
32,300   SEAGATE TECHNOLOGY RIGHTS+(A)                                         0

TOTAL RIGHTS (COST $0)                                                         0
                                                                  --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 1.77%

MUTUAL FUND - 1.63%
 29,664,911  WELLS FARGO MONEY MARKET TRUST~                     $   29,664,911
                                                                 --------------

PRINCIPAL                        INTEREST RATE   MATURITY DATE

US TREASURY BILLS - 0.14%
$1,130,000  US TREASURY BILL#^        0.87%        05/13/2004         1,128,765
   305,000  US TREASURY BILL#^        0.90         05/13/2004           304,665
   995,000  US TREASURY BILL#^        0.95         05/13/2004           993,906

                                                                      2,427,336
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
   (COST $32,092,354)                                                32,092,247
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,737,628,070)*              111.56%                      $2,026,026,049
OTHER ASSETS AND LIABILITIES, NET   (11.56)                        (209,922,881)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,816,103,168
                                    ======                       ==============

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,647,519.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

SHARES      SECURITY NAME                                               VALUE

COMMON STOCK - 96.62%

AUSTRALIA - 4.06%
  349,100   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS
               PRODUCTS)                                             $ 2,132,169
1,277,500   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)               11,957,300
  546,600   NEWS CORPORATION LIMITED (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                      4,915,827

                                                                      19,005,296
                                                                     -----------

AUSTRIA - 0.27%
    8,500   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
               (DEPOSITORY INSTITUTIONS)                               1,272,274
                                                                     -----------

BRAZIL - 0.53%
  100,800   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR
               (DEPOSITORY INSTITUTIONS)                               2,466,576
                                                                     -----------

CANADA - 2.23%
  107,950   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD
               TRANSPORTATION)                                         4,208,756
   52,900   ENCANA CORPORATION (OIL & GAS EXTRACTION)                  2,281,835
   83,140   LOBLAW COMPANIES LIMITED (FOOD STORES)                     3,960,102

                                                                      10,450,693
                                                                     -----------

DENMARK - 0.52%
      345   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT &
               INTERURBAN HIGHWAY PASS TRANSPORTATION)                 2,460,116
                                                                     -----------

FINLAND - 2.32%
  362,200   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  7,424,357
  272,600   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                   3,430,363

                                                                      10,854,720
                                                                     -----------

FRANCE - 10.95%
   52,900   ACCOR SA (METAL MINING)                                    2,143,329
  109,600   ALCATEL SA (COMMUNICATIONS)+                               1,729,378
  162,100   ARCELOR SA (PRIMARY METAL INDUSTRIES)                      2,940,246
   43,740   AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                   3,362,176
  216,600   AXA (INSURANCE CARRIERS)                                   4,519,709
   93,100   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                   5,689,610
   70,000   BOUYGUES SA (ENGINEERING CONSTRUCTION)                     2,408,632
   37,900   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+               1,080,150
   10,900   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                 1,045,475
   97,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)               2,551,337
  160,110   FRANCE TELECOM SA (COMMUNICATIONS)                         4,096,505
   30,800   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)+                                              2,263,426
   46,000   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE
               STATIONS)+                                              2,343,697
   82,500   TOTAL SA (OIL & GAS EXTRACTION)                           15,146,730

                                                                      51,320,400
                                                                     -----------

GERMANY - 6.10%
   15,300   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             946,496
   82,800   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)+                             3,366,987
  270,700   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                      4,863,512
   56,450   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                3,718,288
   43,720   SAP AG (BUSINESS SERVICES)                                 6,912,009

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

GERMANY (continued)
   89,830   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)          $  6,631,219
   86,200   T-ONLINE INTERNATIONAL AG (BUSINESS SERVICES)+             1,027,527
   60,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                 1,131,575

                                                                      28,597,613
                                                                    ------------

GREECE - 0.68%
  103,300   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                    3,181,235
                                                                    ------------

HONG KONG - 0.58%
  297,500   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)             2,720,652
                                                                    ------------

IRELAND - 1.36%
  140,800   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY
               INSTITUTIONS)                                           2,249,367
  204,777   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)              2,556,756
   10,000   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                   1,572,984

                                                                       6,379,107
                                                                    ------------

ITALY - 3.32%
  196,400   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY
               INSTITUTIONS)                                           3,195,537
  418,000   ENI SPA (OIL & GAS EXTRACTION)                             8,403,765
  144,800   MEDIASET SPA (COMMUNICATIONS)                              1,606,832
  493,200   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)          2,351,631

                                                                      15,557,765
                                                                    ------------

JAPAN - 23.69%
  187,368   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      9,707,440
  147,800   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
               CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                               1,886,657
      257   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)+                                    1,141,289
   47,500   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      2,981,449
    1,000   JAPAN TELECOM HOLDINGS COMPANY LIMITED
               (COMMUNICATIONS)                                        2,460,710
  194,400   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)       5,316,172
  103,600   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)              2,370,049
   25,600   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      6,240,361
1,229,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                     7,796,799
   91,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)            1,234,210
    1,062   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED
               (DEPOSITORY INSTITUTIONS)                              10,514,346
  197,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)               2,478,714
  741,000   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                              8,297,833
  660,793   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
               BROKERS, DEALERS, EXCHANGES & SERVICES)                12,036,360
    2,085   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                   4,609,506
   56,700   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY & MOBILE HOME DEALERS)                    1,523,300
  280,842   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      5,018,362
  104,900   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                        4,416,418
   10,300   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                     1,228,654
  235,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                              8,794,194
    1,301   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)        8,278,579
   77,400   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS
               & ALLIED PRODUCTS)                                      2,663,450

                                                                     110,994,852
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

MEXICO - 0.80%
35,620   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)        $ 1,376,713
79,431   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                  2,368,632
                                                                       3,745,345
                                                                     -----------

NETHERLANDS - 4.85%
149,400   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                               2,737,427
 46,600   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
             (TRANSPORTATION BY AIR)                                   1,005,026
140,800   ING GROEP NV (FINANCIAL SERVICES)                            3,093,745
367,600   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV
             (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   10,629,474
111,200   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM
             REFINING & RELATED INDUSTRIES)                            5,281,638

                                                                      22,747,310
                                                                     -----------

PORTUGAL - 0.41%
687,900   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC &
             OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                       1,944,319
                                                                     -----------

SOUTH KOREA - 0.67%
9,000   SAMSUNG ELECTRONICS (ELECTRONIC & OTHER
           ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)!                                        1,320,817
2,420   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC
           & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                  1,207,414
4,200   SAMSUNG ELECTRONICS COMPANY LIMITED GDR
           (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                        605,850

                                                                       3,134,081
                                                                     -----------

SPAIN - 1.68%
523,100   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
             INSTITUTIONS)                                             5,689,084

106,341   REPSOL YPF SA (OIL & GAS EXTRACTION)                         2,203,295

                                                                       7,892,379
                                                                     -----------
SWEDEN - 1.78%
 92,900   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                    3,363,041
 94,100   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER
             FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                2,533,025
878,800   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
             (COMMUNICATIONS)+                                         2,435,511

                                                                       8,331,577
                                                                     -----------
SWITZERLAND - 10.36%
 43,400   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL
             MERCHANDISE STORES)                                       1,166,492
104,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
             INSTITUTIONS)+                                            3,617,761
 45,610   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                         2,439,182
 32,000   NESTLE SA (FOOD & KINDRED PRODUCTS)                          8,158,819
209,100   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                    8,879,962
 54,200   ROCHE HOLDING AG (HEALTH SERVICES)                           5,294,431
  3,600   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING    SA
             (BUSINESS SERVICES)                                       1,997,711
221,900   STMICROELECTRONICS NV (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                       5,230,223
 45,360   SWISS REINSURANCE (INSURANCE CARRIERS)                       3,125,806
116,100   UBS AG (FINANCIAL SERVICES)                                  8,623,760

                                                                      48,534,147
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

TAIWAN - 0.42%
188,400   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY
             LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                            $  1,966,896
                                                                    ------------

UNITED KINGDOM - 18.63%
  738,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                     6,501,154
  703,900   BP PLC (OIL & GAS EXTRACTION)                              5,899,143
  207,100   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)              2,582,516
  743,100   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)           3,117,247
  903,200   COMPASS GROUP PLC (EATING & DRINKING PLACES)               5,950,949
  277,800   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                       3,619,859
  337,700   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)          6,628,503
   18,500   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED
               PRODUCTS)                                                 739,075
  583,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                8,672,686
  221,200   HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-
               DEPOSITORY CREDIT INSTITUTIONS)                         3,335,986
  236,300   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)        5,841,161
  204,100   RIO TINTO PLC (METAL MINING)                               5,033,947
  185,950   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
               INSTITUTIONS)                                           5,666,225
  453,100   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)           4,459,300
  469,500   TESCO PLC (FOOD & KINDRED PRODUCTS)                        2,120,519
5,385,700   VODAFONE GROUP PLC (COMMUNICATIONS)                       12,743,905
  433,400   WPP GROUP PLC (COMMUNICATIONS)                             4,384,898

                                                                      87,297,073
                                                                    ------------
USA - 0.41%
66,230   UTSTARCOM INCORPORATED (COMMUNICATIONS)+                      1,904,775
                                                                    ------------

TOTAL COMMON STOCK (COST $365,674,322)                               452,759,201
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 6.93%
             COLLATERAL FOR SECURITY LENDING                          32,499,510

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,499,510)            32,499,510
                                                                    ------------

SHORT-TERM INVESTMENTS - 3.07%

MUTUAL FUND - 3.07%
14,367,873   WELLS FARGO MONEY MARKET TRUST~                          14,367,873
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,367,873)                       14,367,873
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $412,541,705)*                106.62%                         $499,626,584
OTHER ASSETS AND LIABILITIES, NET    (6.62)                         (31,029,326)
                                    ------                          ------------
TOTAL NET ASSETS                    100.00%                         $468,597,258
                                    ======                          ============

+    NON-INCOME EARNING SECURITIES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PERSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

 SHARES  SECURITY NAME                                                 VALUE

COMMON STOCK - 97.75%

AMUSEMENT & RECREATION SERVICES - 1.11%
24,300   INTERNATIONAL GAME TECHNOLOGY                              $  1,092,528
                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.05%
29,400   D.R. HORTON INCORPORATED                                      1,041,642
                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.04%
27,400   HOME DEPOT INCORPORATED                                       1,023,664
                                                                    ------------

BUSINESS SERVICES - 5.96%
 22,300   ELECTRONIC ARTS INCORPORATED+                                1,203,308
 50,000   MICROSOFT CORPORATION                                        1,248,500
102,400   ORACLE CORPORATION+                                          1,229,824
 23,300   SYMANTEC CORPORATION+                                        1,078,790
 23,300   YAHOO! INCORPORATED+                                         1,132,147

                                                                       5,892,569
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 8.72%
14,000   AVON PRODUCTS INCORPORATED                                    1,062,180
10,300   GENENTECH INCORPORATED+                                       1,089,946
86,500   PFIZER INCORPORATED                                           3,031,825
12,300   PROCTER & GAMBLE COMPANY                                      1,290,024
19,700   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                    1,249,177
20,900   WATSON PHARMACEUTICALS INCORPORATED+                            894,311

                                                                       8,617,463
                                                                    ------------
DEPOSITORY INSTITUTIONS - 10.01%
14,000   BANK OF AMERICA CORPORATION                                   1,133,720
19,500   BANK ONE CORPORATION                                          1,063,140
38,600   CITIGROUP INCORPORATED                                        1,995,620
21,800   FLEETBOSTON FINANCIAL CORPORATION                               978,820
10,800   GOLDEN WEST FINANCIAL CORPORATION                             1,209,060
38,400   JP MORGAN CHASE & COMPANY                                     1,610,880
20,300   NORTHERN TRUST CORPORATION                                      945,777
18,300   STATE STREET CORPORATION                                        953,979

                                                                       9,890,996
                                                                    ------------
EATING & DRINKING PLACES - 0.97%
23,500   WENDY'S INTERNATIONAL INCORPORATED                              956,215
                                                                    ------------

EDUCATIONAL SERVICES - 1.10%
12,600   APOLLO GROUP INCORPORATED CLASS A+                            1,084,986
                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.28%
18,400   EXELON CORPORATION                                            1,267,208
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.00%
20,400   ANALOG DEVICES INCORPORATED                                     979,404
29,900   BROADCOM CORPORATION CLASS A+                                 1,171,183
97,800   GENERAL ELECTRIC COMPANY                                      2,984,856

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
 14,300   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED               $ 1,138,280
 35,900   INTEL CORPORATION                                              976,480
 10,300   INTERNATIONAL BUSINESS MACHINES CORPORATION                    945,952
299,300   LUCENT TECHNOLOGIES INCORPORATED+                            1,230,123
 61,500   MOTOROLA INCORPORATED                                        1,082,400
 45,600   NETWORK APPLIANCE INCORPORATED+                                978,120
 16,600   QUALCOMM INCORPORATED                                        1,102,572
 42,700   TEXAS INSTRUMENTS INCORPORATED                               1,247,694

                                                                      13,837,064
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
  EQUIPMENT - 2.08%
 13,600   FORTUNE BRANDS INCORPORATED                                  1,042,168
 12,800   ILLINOIS TOOL WORKS INCORPORATED                             1,014,144

                                                                       2,056,312
                                                                     -----------
FOOD & KINDRED PRODUCTS - 1.02%
 12,200   HERSHEY FOODS CORPORATION                                    1,010,770
                                                                     -----------
FOOD STORES - 1.03%
 27,000   STARBUCKS CORPORATION+                                       1,019,250
                                                                     -----------
GENERAL MERCHANDISE STORES - 2.13%
 19,100   FEDERATED DEPARTMENT STORES INCORPORATED                     1,032,355
 30,900   JC PENNEY COMPANY INCORPORATED                               1,074,702

                                                                       2,107,057
                                                                     -----------
HEALTH SERVICES - 0.99%
 29,400   CAREMARK RX INCORPORATED+                                      977,550
                                                                     -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.04%
 25,400   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED             1,028,700
                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.08%
 37,200   APPLE COMPUTER INCORPORATED+                                 1,006,260
 50,700   APPLIED MATERIALS INCORPORATED+                              1,083,966
 13,100   CATERPILLAR INCORPORATED                                     1,035,817
 92,300   CISCO SYSTEMS INCORPORATED+                                  2,170,896
 82,600   EMC CORPORATION+                                             1,124,186
 16,200   INGERSOLL-RAND COMPANY CLASS A                               1,095,930
 13,300   LEXMARK INTERNATIONAL INCORPORATED+                          1,223,600
 17,800   PARKER HANNIFIN CORPORATION                                  1,005,700
 13,900   VARIAN MEDICAL SYSTEMS INCORPORATED+                         1,199,709

                                                                      10,946,064
                                                                     -----------
INSURANCE AGENTS, BROKERS & SERVICE - 1.00%
 23,100   ACE LIMITED                                                    985,446
                                                                     -----------
INSURANCE CARRIERS - 5.29%
 12,500   AETNA INCORPORATED                                           1,121,500
 34,000   ALLSTATE CORPORATION                                         1,545,640

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

INSURANCE CARRIERS (continued)
18,500   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               $1,178,450
21,500   UNITEDHEALTH GROUP INCORPORATED                               1,385,460

                                                                       5,231,050
                                                                      ----------
LEATHER & LEATHER PRODUCTS - 1.15%
27,600   COACH INCORPORATED+                                          1,131,324
                                                                      ----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 4.25%
35,100   AGILENT TECHNOLOGIES INCORPORATED+                            1,110,213
24,900   BOSTON SCIENTIFIC CORPORATION+                                1,055,262
10,600   C.R. BARD INCORPORATED                                        1,034,984
13,800   ST JUDE MEDICAL INCORPORATED+                                   994,980

                                                                       4,195,439
                                                                      ----------
METAL MINING - 2.19%
26,400   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B           1,031,976
13,800   PHELPS DODGE CORPORATION+                                     1,126,908

                                                                       2,158,884
                                                                      ----------
MOTION PICTURES - 0.97%
38,200   WALT DISNEY COMPANY                                             954,618
                                                                      ----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.22%
17,300   UNITED PARCEL SERVICE INCORPORATED CLASS B                    1,208,232
                                                                      ----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.49%
15,400   CAPITAL ONE FINANCIAL CORPORATION                             1,161,622
26,000   CIT GROUP INCORPORATED                                          989,300
47,100   MBNA CORPORATION                                              1,301,373

                                                                       3,452,295
                                                                      ----------
OIL & GAS EXTRACTION - 5.97%
28,500   APACHE CORPORATION                                            1,230,345
20,100   KERR-MCGEE CORPORATION                                        1,035,150
25,200   OCCIDENTAL PETROLEUM CORPORATION                              1,160,460
20,500   SCHLUMBERGER LIMITED                                          1,308,925
46,125   XTO ENERGY INCORPORATED                                       1,164,195

                                                                       5,899,075
                                                                      ----------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.15%
16,200   CONOCOPHILLIPS                                                1,130,922
                                                                      ----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.17%
14,900   NIKE INCORPORATED CLASS B                                     1,160,263
                                                                      ----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.33%
80,900   AMERITRADE HOLDING CORPORATION+                               1,245,860
14,200   GOLDMAN SACHS GROUP INCORPORATED                              1,481,770
26,100   MERRILL LYNCH & COMPANY INCORPORATED                          1,554,516

                                                                       4,282,146
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

WHOLESALE TRADE NON-DURABLE GOODS - 0.96%
   24,200   SYSCO CORPORATION                                      $    945,010
                                                                   ------------

TOTAL COMMON STOCK (COST $84,598,488)                                96,584,742
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 12.36%
            COLLATERAL FOR SECURITY LENDING                          12,213,589

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,213,589)           12,213,589
                                                                   ------------
SHORT-TERM INVESTMENTS - 2.06%

MUTUAL FUND - 2.06%
2,035,360   WELLS FARGO MONEY MARKET TRUST~                           2,035,360
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,035,360)                        2,035,360
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $98,847,437)*                 112.17%                        $110,833,691
OTHER ASSETS AND LIABILITIES, NET   (12.17)                         (12,021,513)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $ 98,812,178
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

COMMON STOCK - 95.42%

AMUSEMENT & RECREATION SERVICES - 0.97%
   158,200   CAESARS ENTERTAINMENT INCORPORATED+                     $ 2,062,928
                                                                     -----------
APPAREL & ACCESSORY STORES - 3.12%
    62,900   ABERCROMBIE & FITCH COMPANY CLASS A                       2,128,536
   100,800   GAP INCORPORATED                                          2,209,536
   114,300   LIMITED BRANDS                                            2,286,000

                                                                       6,624,072
                                                                     -----------
BUSINESS SERVICES - 4.58%
   135,200   AMDOCS LIMITED+                                           3,757,208
    49,700   AUTODESK INCORPORATED                                     1,571,514
    51,100   GETTY IMAGES INCORPORATED+                                2,758,378
    65,900   MICROSOFT CORPORATION                                     1,645,523

                                                                       9,732,623
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 4.03%
    51,400   DOW CHEMICAL COMPANY                                      2,070,392
    14,600   INVITROGEN CORPORATION+                                   1,046,674
    89,000   PFIZER INCORPORATED                                       3,119,450
    58,600   ROHM & HAAS COMPANY                                       2,334,624

                                                                       8,571,140
                                                                     -----------
COMMUNICATIONS - 5.35%
    92,000   AVAYA INCORPORATED+                                       1,460,960
   149,900   BELLSOUTH CORPORATION                                     4,150,731
    54,200   COMCAST CORPORATION CLASS A+                              1,557,708
   115,000   VERIZON COMMUNICATIONS INCORPORATED                       4,202,100

                                                                      11,371,499
                                                                     -----------
DEPOSITORY INSTITUTIONS - 12.96%
    73,600   BANK OF AMERICA CORPORATION                               5,960,128
   180,800   CITIGROUP INCORPORATED                                    9,347,360
   155,100   JP MORGAN CHASE & COMPANY                                 6,506,445
    51,500   NATIONAL CITY CORPORATION                                 1,832,370
   183,000   SOVEREIGN BANCORP INCORPORATED                            3,919,860

                                                                      27,566,163
                                                                     -----------
EATING & DRINKING PLACES - 1.75%
   130,600   MCDONALD'S CORPORATION                                    3,731,242

ELECTRIC, GAS & SANITARY SERVICES - 3.64%
   134,700   AES CORPORATION+                                          1,148,991
    36,900   EXELON CORPORATION                                        2,541,303
    29,600   FPL GROUP INCORPORATED                                    1,978,760
    57,100   QUESTAR CORPORATION                                       2,080,724

                                                                       7,749,778
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.88%
   499,500   AGERE SYSTEMS INCORPORATED CLASS A+                     $ 1,603,395
    66,300   ANDREW CORPORATION+                                       1,160,250
   129,000   GENERAL ELECTRIC COMPANY                                  3,937,080
    93,100   INTEL CORPORATION                                         2,532,320
    36,700   JABIL CIRCUIT INCORPORATED+                               1,080,081
   277,700   LUCENT TECHNOLOGIES INCORPORATED+                         1,141,347
    49,100   POLYCOM INCORPORATED+                                     1,042,393

                                                                      12,496,866
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.77%
    24,300   BALL CORPORATION                                          1,647,054
                                                                     -----------
GENERAL MERCHANDISE STORES - 1.23%
    75,900   MAY DEPARTMENT STORES COMPANY                             2,624,622
                                                                     -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.93%
    59,800   RADIOSHACK CORPORATION                                    1,982,968
                                                                     -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.11%
     5,000   MGM MIRAGE+                                                 226,700
                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.24%
    13,000   3M COMPANY                                                1,064,310
    40,600   APPLE COMPUTER INCORPORATED+                              1,098,230
    92,500   BLACK & DECKER CORPORATION                                5,266,950
    62,800   LAM RESEARCH CORPORATION+                                 1,583,188

                                                                       9,012,678
                                                                     -----------
INSURANCE CARRIERS - 5.71%
    55,900   AMERICAN INTERNATIONAL GROUP INCORPORATED                 3,988,465
    19,900   ANTHEM INCORPORATED+                                      1,803,736
    34,000   LINCOLN NATIONAL CORPORATION                              1,608,880
    22,300   MGIC INVESTMENT CORPORATION                               1,432,329
    46,700   PACIFICARE HEALTH SYSTEMS INCORPORATED+                   1,846,985
    33,900   SAFECO CORPORATION                                        1,463,463

                                                                      12,143,858
                                                                     -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 2.88%
    27,600   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+             1,519,104
    20,100   MILLIPORE CORPORATION+                                    1,032,738
    59,500   ROCKWELL AUTOMATION INCORPORATED                          2,062,865
    63,200   TERADYNE INCORPORATED+                                    1,506,056

                                                                       6,120,763
                                                                     -----------
METAL MINING - 0.85%
    22,100   PHELPS DODGE CORPORATION+                                 1,804,686
                                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
    48,900   HASBRO INCORPORATED                                       1,063,575
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

MISCELLANEOUS RETAIL - 2.54%
    49,100   COSTCO WHOLESALE CORPORATION+                           $ 1,844,196
    56,400   CVS CORPORATION                                           1,990,920
    62,000   STAPLES INCORPORATED                                      1,574,180

                                                                       5,409,296
                                                                     -----------
MOTION PICTURES - 1.32%
   111,900   WALT DISNEY COMPANY                                       2,796,381
                                                                     -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.59%
    25,000   AMERICAN EXPRESS COMPANY                                  1,296,250
    59,300   CIT GROUP INCORPORATED                                    2,256,365
    18,000   COUNTRYWIDE FINANCIAL CORPORATION                         1,726,200
    24,800   FANNIE MAE                                                1,843,880
    95,100   MBNA CORPORATION                                          2,627,613
   163,800   PROVIDIAN FINANCIAL CORPORATION+                          2,145,780

                                                                      11,896,088
                                                                     -----------
OIL & GAS EXTRACTION - 1.82%
   115,000   CHESAPEAKE ENERGY CORPORATION                             1,541,000
    50,800   NABORS INDUSTRIES LIMITED+                                2,324,100

                                                                       3,865,100
                                                                     -----------
PAPER & ALLIED PRODUCTS - 1.56%
    52,600   KIMBERLY-CLARK CORPORATION                                3,319,060
                                                                     -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.59%
    47,900   CHEVRONTEXACO CORPORATION                                 4,204,662
    34,300   CONOCOPHILLIPS                                            2,394,483
   127,100   EXXON MOBIL CORPORATION                                   5,286,089
   126,700   MARATHON OIL CORPORATION                                  4,265,989

                                                                      16,151,223
                                                                     -----------
PRIMARY METAL INDUSTRIES - 2.57%
    98,300   ALCOA INCORPORATED                                        3,410,027
    53,300   INTERNATIONAL STEEL GROUP INCORPORATED+                   2,062,710

                                                                       5,472,737
                                                                     -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.98%
    52,900   VIACOM INCORPORATED CLASS B                               2,074,209
                                                                     -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.36%
    24,000   BEAR STEARNS COMPANIES INCORPORATED                       2,104,320
   133,100   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A       3,592,369
    21,000   GOLDMAN SACHS GROUP INCORPORATED                          2,191,350
    57,000   MERRILL LYNCH & COMPANY INCORPORATED                      3,394,920
    39,000   MORGAN STANLEY                                            2,234,700

                                                                      13,517,659
                                                                     -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.97%
   375,200   CORNING INCORPORATED+                                     4,194,736
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

TOBACCO PRODUCTS - 1.34%
    52,500   ALTRIA GROUP INCORPORATED                             $  2,858,625
                                                                   ------------

TRANSPORTATION BY AIR - 1.00%
   166,200   AMR CORPORATION+                                         2,115,726
                                                                   ------------

TRANSPORTATION EQUIPMENT - 1.28%
    32,700   GOODRICH CORPORATION                                       917,889
    21,000   UNITED TECHNOLOGIES CORPORATION                          1,812,300

                                                                      2,730,189
                                                                   ------------

TOTAL COMMON STOCK (COST $186,319,744)                              202,934,244
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 17.74%
             COLLATERAL FOR SECURITY LENDING                         37,724,746

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,724,746)           37,724,746
                                                                   ------------

SHORT-TERM INVESTMENTS - 5.03%

MUTUAL FUND - 5.03%
10,690,546   WELLS FARGO MONEY MARKET TRUST~                         10,690,546
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,690,546)                      10,690,546
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $234,735,036)*                              118.19%          $251,349,536
OTHER ASSETS AND LIABILITIES, NET                 (18.19)           (38,684,876)
                                                  ------           ------------
TOTAL NET ASSETS                                  100.00%          $212,664,660
                                                  ======           ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE
---------   -------------                                           ------------

COMMON STOCK - 99.01%

APPAREL & ACCESSORY STORES - 3.16%
2,331,200   KOHLS CORPORATION+                                      $112,666,896
                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 9.06%
1,348,400   FASTENAL COMPANY                                          72,395,596
3,421,317   HOME DEPOT INCORPORATED                                  127,820,403
2,183,900   LOWE'S COMPANIES INCORPORATED                            122,582,307

                                                                     322,798,306
                                                                    ------------

BUSINESS SERVICES - 22.62%
  866,400   AUTOMATIC DATA PROCESSING INCORPORATED                    36,388,800
3,379,200   EBAY INCORPORATED+                                       234,279,936
3,850,000   FIRST DATA CORPORATION                                   162,316,000
2,822,768   FISERV INCORPORATED+                                     100,970,411
7,325,620   MICROSOFT CORPORATION                                    182,920,732
1,795,900   SUNGARD DATA SYSTEMS INCORPORATED+                        49,207,660
1,466,100   VERITAS SOFTWARE CORPORATION+                             39,452,751

                                                                     805,536,290
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 7.90%
1,425,600   AMGEN INCORPORATED+                                       82,927,152
  625,100   GENENTECH INCORPORATED+                                   66,148,082
3,776,025   PFIZER INCORPORATED                                      132,349,676

                                                                     281,424,910
                                                                    ------------

DEPOSITORY INSTITUTIONS - 1.46%
  997,200   STATE STREET CORPORATION                                  51,984,036
                                                                    ------------

EDUCATIONAL SERVICES - 1.62%
  670,400   APOLLO GROUP INCORPORATED CLASS A+                        57,728,144
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 10.59%
7,215,650   INTEL CORPORATION                                        196,265,680
1,440,500   LINEAR TECHNOLOGY CORPORATION                             53,327,310
6,292,400   NOKIA OYJ ADR                                            127,609,872

                                                                     377,202,862
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 4.15%
4,153,610   PAYCHEX INCORPORATED                                     147,868,516
                                                                    ------------

GENERAL MERCHANDISE STORES - 0.88%
  867,100   FAMILY DOLLAR STORES INCORPORATED                         31,172,245
                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.20%
7,745,600   CISCO SYSTEMS INCORPORATED+                              182,176,512
3,422,600   DELL INCORPORATED+                                       115,067,812
4,847,000   EMC CORPORATION+                                          65,967,670

                                                                     363,211,994
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

INSURANCE CARRIERS - 5.05%
 2,519,116   AMERICAN INTERNATIONAL GROUP INCORPORATED           $  179,738,927
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.34%
 3,985,500   MEDTRONIC INCORPORATED                                 190,307,625
                                                                 --------------

MISCELLANEOUS RETAIL - 2.60%
 1,548,900   WAL-MART STORES INCORPORATED                            92,453,841
                                                                 --------------

PERSONAL SERVICES - 2.74%
 2,244,150   CINTAS CORPORATION                                      97,598,083
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 10.18%
11,648,787   CHARLES SCHWAB CORPORATION                             135,242,417
   763,700   FRANKLIN RESOURCES INCORPORATED                         42,522,816
 1,769,650   GOLDMAN SACHS GROUP INCORPORATED                       184,662,978

                                                                    362,428,211
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.46%
   755,480   CARDINAL HEALTH INCORPORATED                            52,052,572
                                                                 --------------

TOTAL COMMON STOCK (COST $2,973,213,252)                          3,526,173,458
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 6.02%
             COLLATERAL FOR SECURITY LENDING                        214,294,999

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $214,294,999)         214,294,999
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.95%

MUTUAL FUND - 0.95%
33,844,662   WELLS FARGO MONEY MARKET TRUST~                         33,844,662
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,844,662)                      33,844,662
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,221,352,913)*                          105.98%          $3,774,313,119
OTHER ASSETS AND LIABILITIES, NET                (5.98)            (213,095,411)
                                                ------           --------------
TOTAL NET ASSETS                                100.00%          $3,561,217,708
                                                ======           ==============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 99.22%

AUSTRALIA - 4.51%
312,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING
             INDUSTRIES)                                             $ 1,501,122
243,100   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,172,961
195,300   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING &
             RELATED INDUSTRIES)                                       1,069,063
 25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
             INSTITUTIONS)                                               596,409
198,700   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED
             INDUSTRIES)                                                 800,965
561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                 1,947,586

                                                                       7,088,106
                                                                     -----------

AUSTRIA - 0.46%
  3,800   OMV AG (OIL & GAS EXTRACTION)                                  719,149
                                                                     -----------

BELGIUM - 0.84%
 22,700   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY
             INSTITUTIONS)                                             1,327,844
                                                                     -----------

DENMARK - 1.02%
 15,900   BANG AND OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          842,471
 16,800   DANSKE BANK (DEPOSITORY INSTITUTIONS)                          379,912
 10,600   TDS AS (COMMUNICATIONS)                                        386,679

                                                                       1,609,062
                                                                     -----------

FINLAND - 1.84%
 37,400   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                 382,392
 88,100   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                     1,175,764
 38,500   KESKO OYJ (FOOD STORES)                                        676,568
 71,100   M-REAL OYJ (PAPER & ALLIED PRODUCTS)                           659,676

                                                                       2,894,400
                                                                     -----------

FRANCE - 9.45%
  6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)            419,085
 52,800   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                     3,226,760
  7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)           438,961
 44,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
             CONCRETE PRODUCTS)                                        2,268,340
  7,000   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)           1,666,257
 13,700   RALLYE SA (GENERAL MERCHANDISE STORES)                         798,861
 24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)                        1,668,881
 24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                   2,075,417
  5,300   TOTAL SA (OIL & GAS EXTRACTION)                                973,063
 31,800   VALEO SA (TRANSPORTATION EQUIPMENT)                          1,319,301

                                                                      14,854,926
                                                                     -----------

GERMANY - 6.57%
 76,700   BAYER AG (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,867,214
 13,335   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                    878,359
 11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               805,399
 43,163   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)      1,047,594

 48,700   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)               1,076,051
 44,500   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                1,585,888

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

GERMANY (continued)
   99,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)               $ 1,856,229
   53,300   TUI AG (TRANSPORTATION BY AIR)                             1,215,026

                                                                      10,331,760
                                                                     -----------

GREECE - 0.31%
   89,000   INTRACOM SA (COMMUNICATIONS)                                 489,984
                                                                     -----------

HONG KONG - 1.17%
  336,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                 948,775
2,085,000   CNOOC LIMITED (OIL & GAS EXTRACTION)+                        889,813

                                                                       1,838,588
                                                                     -----------

IRELAND - 0.92%
   88,600   IRISH LIFE AND PERMANENT PLC
               (NON-DEPOSITORY CREDIT INSTITUTIONS)                    1,452,459
                                                                     -----------

ITALY - 3.93%
   68,400   BANCA POPOLARE DI MILANO SCRL (DEPOSITORY
               INSTITUTIONS)                                             397,587
  553,000   CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY
               INSTITUTIONS)                                             992,184
  537,300   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING
               & ALLIED INDUSTRIES)                                    1,039,948
  142,300   CREDITO EMILIANO SPA (DEPOSITORY INSTITUTIONS)               989,773
   60,395   ENI SPA (OIL & GAS EXTRACTION)                             1,214,224
  169,000   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)            888,883
   36,940   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE
               CARRIERS)                                                 660,502

                                                                       6,183,101
                                                                     -----------

JAPAN - 23.72%
   14,100   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,030,038
  139,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)          1,618,460
   32,200   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED
               PRODUCTS)                                                 823,300
   69,700   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING,
               ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                        1,353,333
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                 467,006
   59,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,126,458
   31,600   HITACHI MAXELL LIMIED (MISCELLANEOUS MANUFACTURING
               INDUSTRIES)                                               490,850
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
               EQUIPMENT)                                              1,135,003
   88,500   KANSAI ELECTRIC POWER COMPANY INCORPORATED
               (ELECTRIC, GAS & SANITARY SERVICES)                     1,674,980
   70,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED
               PRODUCTS)                                                 755,611
   23,000   KISSEI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                          499,640
   52,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        669,275
  719,000   MARUBENI CORPORATION (BUSINESS SERVICES)                   1,955,851
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                               1,448,859
   96,200   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                           814,651
      600   NIPPON TELEGRAPH & TELEPHONE CORPORATION
               (COMMUNICATIONS)                                        3,402,701
   75,600   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                                846,580
   27,600   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,896,862
   44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                       975,249
   39,450   SAMMY CORPORATION (MISCELLANEOUS MANUFACTURING
               INDUSTRIES)                                             1,520,589
   63,700   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS
               & ALLIED PRODUCTS)                                      1,065,391
   42,800   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED
               INDUSTRIES)                                               382,191

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

JAPAN (continued)
 41,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING,
             ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                      $   792,137
 13,100   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               912,914
135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
             PRODUCTS)                                                 1,356,034
265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED
             INDUSTRIES)                                                 967,943
220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER  EQUIPMENT)       1,034,075
 19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
             MANUFACTURING INDUSTRIES)                                   420,051
117,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
             GASOLINE SERVICE STATIONS)                                4,382,179
 42,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
             ALLIED PRODUCTS)                                          1,476,253

                                                                      37,294,464
                                                                     -----------

NETHERLANDS - 4.13%
 47,500   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)+              1,059,460
167,800   AEGON NV (INSURANCE CARRIERS)+                               2,144,567
 61,800   ING GROEP NV (FINANCIAL SERVICES)                            1,357,908
 44,200   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                  753,378
 25,000   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
             RELATED INDUSTRIES)                                       1,187,419

                                                                       6,502,732
                                                                     -----------

NORWAY - 0.78%
 75,600   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                  495,496
 10,420   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                         655,628
 10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                 75,579

                                                                       1,226,703
                                                                     -----------

PORTUGAL - 0.43%
272,700   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)         673,590
                                                                     -----------

SINGAPORE - 1.48%
128,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)             1,114,869
101,500   JARDINE STRATEGIC HOLDINGS (DEPOSITORY INSTITUTIONS)           501,410
508,900   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)          707,375

                                                                       2,323,654
                                                                     -----------

SPAIN - 3.44%
119,800   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                2,178,878
168,900   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY
             AIR)                                                        550,034
129,600   REPSOL YPF SA (OIL & GAS EXTRACTION)                         2,685,202

                                                                       5,414,114
                                                                     -----------

SWEDEN - 2.20%
 25,900   FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)               480,819
301,900   NORDEA AB (DEPOSITORY INSTITUTIONS)                          2,061,694
 62,390   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
             INSTITUTIONS)                                               914,178

                                                                       3,456,691
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

SWITZERLAND - 6.92%
  8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                  $   420,886
 12,300   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                   627,695
  2,115   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                534,239
 20,600   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)+                                                 907,353
  2,900   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                  721,080
  6,200   SWISSCOM AG (COMMUNICATIONS)                                 2,035,916
 54,500   UBS AG (FINANCIAL SERVICES)                                  4,048,190
  3,100   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                 767,139
 38,600   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                 822,670

                                                                      10,885,168
                                                                     -----------

UNITED KINGDOM - 25.10%
 78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)           1,257,727
134,200   ARRIVA PLC (TRANSPORTATION BY AIR)                             931,687
 82,714   AVIVA PLC (INSURANCE CARRIERS)                                 802,650
371,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                       3,268,633
 97,900   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                         1,119,145
209,400   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                         980,402
 62,400   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                      1,206,461
385,300   BIG FOOD GROUP PLC (FOOD STORES)                               984,299
 17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                   193,555
164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               891,327
167,300   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                 808,658
479,687   BT GROUP PLC (COMMUNICATIONS)                                1,560,430
 94,200   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                    642,300
529,200   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                1,497,800
211,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                         652,412
 78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                       386,517
126,850   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                         1,019,957
254,200   GKL PLC (TRANSPORTATION EQUIPMENT)                           1,124,747
184,700   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)          1,418,915
 37,300   HBOS PLC (DEPOSITORY INSTITUTIONS)                             505,916
354,100   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)+                   1,696,928
172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                  1,015,901
 58,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)            480,482
350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)               2,659,847
237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                   701,569
676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                          1,255,747
688,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)      1,133,163
112,900   RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,306,179
402,200   ROLLS ROYCE GROUP CLASS (TRANSPORTATION EQUIPMENT)+             36,959
402,200   ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)             1,663,174
231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)       1,617,860
 45,800   SEVERN TRENT PLC (WATER TRANSPORTATION)                        640,565
224,400   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS
             EXTRACTION)                                               1,466,140
144,800   SINGER & FRIEDLANDER GROUP PLC (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               634,037

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                VALUE

UNITED KINGDOM (continued)

 88,700   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
             SERVICES)                                             $    846,066
 68,700   WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED
             PRODUCTS)                                                1,063,750

                                                                     39,471,905
                                                                   ------------

TOTAL COMMON STOCK (COST $134,235,543)                              156,038,400
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 4.90%
          COLLATERAL FOR SECURITY LENDING                             7,702,520

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,702,520)             7,702,520
                                                                   ------------

SHORT-TERM INVESTMENTS - 0.28%

MUTUAL FUND - 0.28%
431,711   WELLS FARGO MONEY MARKET TRUST~                               431,711
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $431,711)                            431,711
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $142,369,774)*                104.40%                        $164,172,631
OTHER ASSETS AND LIABILITIES, NET    (4.40)                          (6,914,626)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $157,258,005
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

COMMON STOCK - 96.16%

AGRICULTURAL PRODUCTION CROPS - 0.20%
24,871   DELTA & PINE LAND COMPANY                                    $  620,531
                                                                      ----------

AMUSEMENT & RECREATION SERVICES - 0.56%
19,145   ARGOSY GAMING COMPANY+                                          680,605
22,221   BALLY TOTAL FITNESS HOLDING CORPORATION+                        130,215
23,138   PINNACLE ENTERTAINMENT+                                         319,304
19,506   WMS INDUSTRIES INCORPORATED+                                    604,686

                                                                       1,734,810
                                                                      ----------

APPAREL & ACCESSORY STORES - 2.28%
 8,693   ASHWORTH INCORPORATED+                                           75,629
29,112   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                   576,418
13,390   CATO CORPORATION                                                268,871
17,448   CHILDRENS PLACE+                                                540,365
24,689   CHRISTOPHER & BANKS CORPORATION                                 521,185
19,144   DRESS BARN INCORPORATED+                                        335,786
21,432   GOODY'S FAMILY CLOTHING INCORPORATED                            305,835
19,538   GYMBOREE CORPORATION+                                           327,652
31,249   HOT TOPIC INCORPORATED+                                         826,536
 7,738   OSHKOSH B'GOSH INCORPORATED CLASS A                             181,069
51,120   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                   1,254,485
22,434   TOO INCORPORATED+                                               469,992
25,890   URBAN OUTFITTERS INCORPORATED+                                1,244,273
19,616   WET SEAL INCORPORATED CLASS A+                                  161,832

                                                                       7,089,928
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.75%
 4,422   HAGGAR CORPORATION                                               88,440
17,457   KELLWOOD COMPANY                                                685,187
19,918   PHILLIPS-VAN HEUSEN CORPORATION                                 368,483
36,368   QUIKSILVER INCORPORATED+                                        794,641
21,216   RUSSELL CORPORATION                                             387,404

                                                                       2,324,155
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.22%
23,674   CENTRAL PARKING CORPORATION                                     475,374
 9,938   MIDAS INCORPORATED+                                             193,294

                                                                         668,668
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.99%
21,231   MDC HOLDINGS INCORPORATED                                     1,494,634
 4,255   NVR INCORPORATED+                                             1,957,300
16,148   RYLAND GROUP INCORPORATED                                     1,434,427
21,440   STANDARD-PACIFIC CORPORATION                                  1,286,400

                                                                       6,172,761
                                                                      ----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

BUSINESS SERVICES - 7.33%
21,394   AARON RENTS INCORPORATED                                     $  532,497
31,697   ABM INDUSTRIES INCORPORATED                                     568,961
17,336   ADMINISTAFF INCORPORATED+                                       302,166
19,705   ADVO INCORPORATED                                               634,895
27,692   AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                       531,686
 9,940   ANSYS INCORPORATED+                                             395,016
20,143   ARBITRON INCORPORATED+                                          810,957
12,309   BARRA INCORPORATED                                              430,692
15,338   BRADY CORPORATION CLASS A                                       584,071
 8,132   BROOKTROUT INCORPORATED+                                        161,339
19,020   CACI INTERNATIONAL INCORPORATED CLASS A+                        817,860
21,001   CAPTARIS INCORPORATED+                                          115,505
15,592   CARREKER CORPORATION+                                           123,489
23,138   CERNER CORPORATION+                                           1,045,606
42,562   CIBER INCORPORATED+                                             468,182
28,601   COGNEX CORPORATION                                              950,983
26,536   DENDRITE INTERNATIONAL INCORPORATED+                            424,576
30,759   EFUNDS CORPORATION+                                             504,448
22,103   FACTSET RESEARCH SYSTEMS INCORPORATED                           940,704
24,530   FILENET CORPORATION+                                            653,724
14,501   GERBER SCIENTIFIC INCORPORATED+                                  98,607
11,954   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                286,059
24,907   HYPERION SOLUTIONS CORPORATION+                               1,032,395
 7,522   INSURANCE AUTO AUCTIONS INCORPORATED+                           109,295
11,119   INTRADO INCORPORATED+                                           215,153
18,937   JDA SOFTWARE GROUP INCORPORATED+                                275,533
20,188   KRONOS INCORPORATED+                                            656,716
26,897   LABOR READY INCORPORATED+                                       363,647
19,562   MANHATTAN ASSOCIATES INCORPORATED+                              543,824
12,701   MAPINFO CORPORATION+                                            162,065
 6,750   MEMBERWORKS INCORPORATED+                                       235,710
36,518   MIDWAY GAMES INCORPORATED+                                      265,851
16,188   MRO SOFTWARE INCORPORATED+                                      188,105
18,145   NCO GROUP INCORPORATED+                                         424,049
23,319   NDCHEALTH CORPORATION                                           633,111
24,564   NETEGRITY INCORPORATED+                                         208,794
15,663   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                      156,317
16,453   ON ASSIGNMENT INCORPORATED+                                      91,972
13,414   PC-TEL INCORPORATED+                                            138,567
15,960   PHOENIX TECHNOLOGIES LIMITED+                                    86,024
23,016   PROGRESS SOFTWARE CORPORATION+                                  552,154
10,392   QRS CORPORATION+                                                 58,611
16,812   RADIANT SYSTEMS INCORPORATED+                                   101,079
11,834   RADISYS CORPORATION+                                            247,331
21,903   ROXIO INCORPORATED+                                              97,906
25,640   SERENA SOFTWARE INCORPORATED+                                   521,774
10,511   SOURCECORP INCORPORATED+                                        278,541

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

BUSINESS SERVICES (continued)
39,293   SPHERION CORPORATION+                                       $   401,967
11,356   SPSS INCORPORATED+                                              207,815
 9,334   STARTEK INCORPORATED                                            339,198
29,116   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                   1,070,886
 8,909   TALX CORPORATION                                                195,553
24,858   THQ INCORPORATED+                                               502,877
24,717   VERITY INCORPORATED+                                            337,881
 9,940   VOLT INFORMATION SCIENCE INCORPORATED+                          242,934
14,614   WEBSENSE INCORPORATED+                                          432,720

                                                                      22,758,378
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 4.23%
33,911   ALPHARMA INCORPORATED CLASS A                                   664,995
14,703   ARCH CHEMICALS INCORPORATED                                     415,066
18,340   ARQULE INCORPORATED+                                            108,940
16,846   CAMBREX CORPORATION                                             453,157
 9,485   CIMA LABS INCORPORATED+                                         298,113
18,826   DIAGNOSTIC PRODUCTS CORPORATION                                 815,166
21,400   GEORGIA GULF CORPORATION                                        645,210
18,611   HB FULLER COMPANY                                               529,297
22,666   IDEXX LABORATORIES INCORPORATED+                              1,289,015
12,855   IMMUCOR INCORPORATED+                                           232,933
19,779   MACDERMID INCORPORATED                                          696,023
36,325   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                    1,453,000
22,886   MGI PHARMA INCORPORATED+                                      1,401,996
 9,105   NATURES SUNSHINE PRODUCTS INCORPORATED                          135,118
43,579   NBTY INCORPORATED+                                            1,620,267
14,710   NOVEN PHARMACEUTICALS INCORPORATED+                             315,824
18,519   OM GROUP INCORPORATED+                                          562,978
26,132   OMNOVA SOLUTIONS INCORPORATED+                                  137,193
17,054   PAREXEL INTERNATIONAL CORPORATION+                              304,755
 5,706   PENFORD CORPORATION                                              95,062
59,925   POLYONE CORPORATION+                                            398,501
 6,255   QUAKER CHEMICAL CORPORATION                                     158,877
11,412   SURMODICS INCORPORATED+                                         227,213
20,828   WELLMAN INCORPORATED                                            173,914

                                                                      13,132,613
                                                                     -----------

COAL MINING - 0.35%
49,211   MASSEY ENERGY COMPANY                                         1,086,087
                                                                     -----------

COMMUNICATIONS - 1.20%
23,669   ANIXTER INTERNATIONAL INCORPORATED+                             668,649
15,023   AUDIOVOX CORPORATION CLASS A+                                   300,460
12,096   BOSTON COMMUNICATIONS GROUP INCORPORATED+                       143,338
36,794   GENERAL COMMUNICATION INCORPORATED CLASS A+                     334,825
24,615   GLOBAL PAYMENTS INCORPORATED                                  1,109,644

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMUNICATIONS (continued)
15,064   J2 GLOBAL COMMUNICATIONS INCORPORATED+                      $   339,844
27,912   WEBEX COMMUNICATIONS INCORPORATED+                              829,824

                                                                       3,726,584
                                                                     -----------

COMPUTERS-INTERGRATED SYSTEMS - 0.08%
20,976   AGILYSYS INCORPORATED                                           249,614
                                                                     -----------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.20%
 9,820   EMCOR GROUP INCORPORATED+                                       360,394
17,280   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                   270,086

                                                                         630,480
                                                                     -----------

DEPOSITORY INSTITUTIONS - 7.82%
14,978   ANCHOR BANCORP WISCONSIN INCORPORATED                           382,688
19,530   BANKUNITED FINANCIAL CORPORATION CLASS A+                       580,041
15,893   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                  445,004
38,417   BROOKLINE BANCORP INCORPORATED                                  612,751
23,984   CHITTENDEN CORPORATION                                          791,472
27,539   COMMERCIAL FEDERAL CORPORATION                                  760,076
25,085   DIME COMMUNITY BANCSHARES                                       510,480
18,241   DOWNEY FINANCIAL CORPORATION                                    964,949
15,864   EAST WEST BANCORP INCORPORATED                                  888,384
26,132   FIRST BANCORP PUERTO RICO                                     1,087,091
30,421   FIRST MIDWEST BANCORP INCORPORATED                            1,038,573
 9,497   FIRST REPUBLIC BANK                                             366,204
11,111   FIRSTFED FINANCIAL CORPORATION+                                 512,550
39,485   FLAGSTAR BANCORP INCORPORATED                                 1,012,790
25,763   GOLD BANC CORP INCORPORATED                                     419,937
29,264   HUDSON UNITED BANCORP                                         1,113,495
18,322   IRWIN FINANCIAL CORPORATION                                     494,328
21,548   MAF BANCORP INCORPORATED                                        936,476
16,019   PROVIDENT BANKSHARES CORPORATION                                502,676
41,492   REPUBLIC BANCORP INCORPORATED                                   583,378
18,694   RIGGS NATIONAL CORPORATION                                      321,724
16,811   SEACOAST FINANCIAL SERVICES CORPORATION                         563,169
38,535   SOUTH FINANCIAL GROUP INCORPORATED                            1,140,251
22,392   SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                  844,850
38,381   STATEN ISLAND BANCORP INCORPORATED                              954,919
29,000   STERLING BANCSHARES INCORPORATED TEXAS                          388,310
26,014   SUSQUEHANNA BANCSHARES INCORPORATED                             666,739
48,629   TRUSTCO BANK CORPORATION NY                                     654,546
29,412   UCBH HOLDINGS INCORPORATED                                    1,177,657
18,544   UMPQUA HOLDINGS CORPORATION                                     374,403
28,723   UNITED BANKSHARES INCORPORATED                                  876,052
21,988   WAYPOINT FINANCIAL CORPORATION                                  589,718
26,379   WHITNEY HOLDING CORPORATION                                   1,101,059
12,871   WINTRUST FINANCIAL CORPORATION                                  625,917

                                                                      24,282,657
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

DURABLE GOODS - CONSUMER - 0.08%
17,576   STURM RUGER & COMPANY INCORPORATED                          $   237,452
                                                                     -----------
EATING & DRINKING PLACES - 2.29%
25,287   CEC ENTERTAINMENT INCORPORATED+                                 877,459
13,923   IHOP CORPORATION                                                479,508
23,699   JACK IN THE BOX INCORPORATED+                                   591,764
17,989   LANDRY'S RESTAURANTS INCORPORATED                               536,612
13,805   LONE STAR STEAKHOUSE & SALOON INCORPORATED                      402,968
13,822   O'CHARLEY'S INCORPORATED+                                       252,251
16,632   P.F. CHANG'S CHINA BISTRO INCORPORATED+                         836,756
11,744   PAPA JOHNS INTERNATIONAL INCORPORATED+                          397,417
21,985   RARE HOSPITALITY INTERNATIONAL INCORPORATED+                    610,084
27,614   RYAN'S FAMILY STEAK HOUSES INCORPORATED+                        472,476
25,737   SONIC CORPORATION+                                              882,264
17,882   STEAK N SHAKE COMPANY+                                          344,229
38,696   TRIARC COMPANIES INCORPORATED CLASS B                           424,108

                                                                       7,107,896
                                                                     -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.76%
 9,929   AMERICAN STATES WATER COMPANY                                   242,268
33,864   ATMOS ENERGY CORPORATION                                        865,903
31,556   AVISTA CORPORATION                                              597,040
 7,308   CASCADE NATURAL GAS CORPORATION                                 159,241
 7,801   CENTRAL VERMONT PUBLIC SERVICE                                  175,523
10,294   CH ENERGY GROUP INCORPORATED                                    505,332
30,868   CLECO CORPORATION                                               587,418
31,454   EL PASO ELECTRIC COMPANY+                                       435,323
23,607   ENERGEN CORPORATION                                             973,789
 3,265   GREEN MOUNTAIN POWER CORPORATION                                 84,466
12,507   LACLEDE GROUP INCORPORATED                                      378,962
17,929   NEW JERSEY RESOURCES                                            677,716
16,889   NORTHWEST NATURAL GAS COMPANY                                   527,781
10,464   NUI CORPORATION                                                 176,946
24,852   PIEDMONT NATURAL GAS COMPANY                                  1,049,251
47,736   SOUTHERN UNION COMPANY+                                         904,597
22,230   SOUTHWEST GAS CORPORATION                                       520,182
32,922   UGI CORPORATION                                               1,083,792
 9,447   UIL HOLDINGS CORPORATION                                        455,062
21,994   UNISOURCE ENERGY CORPORATION                                    540,393
18,600   WASTE CONNECTIONS INCORPORATED+                                 740,280

                                                                      11,681,265
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.46%
16,561   ACTEL CORPORATION+                                              374,775
27,402   ACUITY BRANDS INCORPORATED                                      654,360
71,252   ADAPTEC INCORPORATED+                                           624,168
21,285   ADVANCED ENERGY INDUSTRIES INCORPORATED+                        434,001
48,433   AEROFLEX INCORPORATED+                                          651,908

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
22,973   ALLIANCE SEMICONDUCTOR CORPORATION+                          $  174,825
19,126   AO SMITH CORPORATION                                            553,698
15,451   APPLICA INCORPORATED+                                           173,669
25,297   ARTESYN TECHNOLOGIES INCORPORATED+                              240,827
20,225   ATMI INCORPORATED+                                              532,322
21,415   BALDOR ELECTRIC COMPANY                                         492,117
 7,276   BEL FUSE INCORPORATED CLASS B                                   238,216
26,562   BENCHMARK ELECTRONICS INCORPORATED+                             836,172
16,657   C&D TECHNOLOGIES INCORPORATED                                   278,338
27,612   C-COR.NET CORPORATION+                                          387,120
27,422   CABLE DESIGN TECHNOLOGIES+                                      259,961
 8,436   CATAPULT COMMUNICATIONS CORPORATION+                            150,405
21,481   CHECKPOINT SYSTEMS INCORPORATED+                                405,991
11,739   CONCORD COMMUNICATIONS INCORPORATED+                            169,159
23,560   CTS CORPORATION                                                 307,222
17,452   CUBIC CORPORATION                                               453,752
23,558   CYMER INCORPORATED+                                             909,574
13,905   DIONEX CORPORATION+                                             734,184
18,723   DSP GROUP INCORPORATED+                                         481,743
11,884   DUPONT PHOTOMASKS INCORPORATED+                                 276,422
18,259   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                     429,817
25,385   ESS TECHNOLOGY INCORPORATED+                                    372,144
26,707   EXAR CORPORATION+                                               494,079
45,608   HARMONIC INCORPORATED+                                          440,117
17,049   HELIX TECHNOLOGY CORPORATION                                    413,438
17,003   HUTCHINSON TECHNOLOGY INCORPORATED+                             477,104
16,452   INTER-TEL INCORPORATED                                          494,547
18,596   MAGNETEK INCORPORATED+                                          140,586
13,834   MERCURY COMPUTER SYSTEMS INCORPORATED+                          352,767
23,364   METHODE ELECTRONICS                                             301,396
38,621   MICORSEMI CORPORATION+                                          528,335
16,979   MOOG INCORPORATED CLASS A+                                      579,323
 4,452   NATIONAL PRESTO INDUSTRIES INCORPORATED                         172,560
12,921   PARK ELECTROCHEMICAL CORPORATION                                326,901
16,471   PERICOM SEMICONDUCTOR+                                          189,087
21,218   PHOTRONICS INCORPORATED+                                        376,407
19,685   POWER INTEGRATIONS INCORPORATED+                                577,361
16,349   REGAL-BELOIT CORPORATION                                        326,653
10,568   ROGERS CORPORATION+                                             564,014
 7,326   SALTON INCORPORATED+                                             68,645
 9,884   SBS TECHNOLOGIES INCORPORATED+                                  152,807
97,372   SKYWORKS SOLUTIONS INCORPORATED+                              1,135,358
11,750   STANDARD MICROSYSTEMS CORPORATION+                              313,020
 8,385   SUPERTEX INCORPORATED+                                          139,862
28,931   SYMMETRICOM INCORPORATED+                                       259,511
26,307   TECHNITROL INCORPORATED+                                        494,572
13,925   THREE-FIVE SYSTEMS INCORPORATED+                                 91,209
 8,872   TOLLGRADE COMMUNICATIONS INCORPORATED+                          141,597

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
23,537   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+     $   988,554
17,216   VIASAT INCORPORATED+                                            428,334
27,343   VICOR CORPORATION+                                              335,499
18,252   ZIX CORPORATION+                                                266,114

                                                                      23,166,647
                                                                     -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES
   - 2.15%
20,902   AMERICAN HEALTHCORP+                                            510,427
12,772   CDI CORPORATION                                                 412,280
27,295   KROLL INCORPORATED+                                             732,871
14,296   MAXMUS INCORPORATED+                                            500,360
36,691   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+              1,093,025
40,223   PRG-SCHULTZ INTERNATIONAL INCORPORATED+                         176,981
36,120   REGENERON PHARMACEUTICAL INCORPORATED+                          490,510
35,688   TETRA TECH INCORPORATED+                                        765,864
21,953   URS CORPORATION+                                                631,807
54,981   US ONCOLOGY INCORPORATED+                                       812,619
21,487   WATSON WYATT & COMPANY HOLDINGS+                                542,332

                                                                       6,669,076
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 1.88%
25,282   ALLIANT TECHSYSTEMS INCORPORATED+                             1,375,341
23,805   APTARGROUP INCORPORATED                                         914,112
 4,133   BUTLER MANUFACTURING COMPANY+                                    92,786
18,611   COMMERCIAL METALS COMPANY                                       592,574
19,800   ESCROW MASOTECH INCORPORATED+                                         0
19,317   GRIFFON CORPORATION+                                            417,247
 9,316   MATERIAL SCIENCES CORPORATION+                                  102,476
 9,371   MOBILE MINI INCORPORATED+                                       162,118
39,704   SHAW GROUP INCORPORATED+                                        430,391
15,851   SIMPSON MANUFACTURING COMPANY INCORPORATED                      775,906
36,775   TOWER AUTOMOTIVE INCORPORATED                                   185,346
15,525   VALMONT INDUSTRIES INCORPORATED                                 310,190
20,681   WATTS WATER TECHNOLOGIES INCORPORATED                           483,729

                                                                       5,842,216
                                                                     -----------
FINANCE COMPANIES - 0.05%
15,784   REWARDS NETWORK INCORPORATED+                                   157,840
                                                                     -----------
FOOD & KINDRED PRODUCTS - 1.07%
11,751   AMERICAN ITALIAN PASTA COMPANY CLASS A                          469,217
23,578   CORN PRODUCTS INTERNATIONAL INCORPORATED                        943,120
29,503   FLOWERS FOODS INCORPORATED                                      774,159
 5,748   J & J SNACK FOODS CORPORATION+                                  259,695
19,043   LANCE INCORPORATED                                              312,115
18,996   RALCORP HOLDINGS INCORPORATED+                                  578,048

                                                                       3,336,354
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

FOOD STORES - 0.31%
25,157   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+           $  194,715
19,668   PANERA BREAD COMPANY+                                           765,479

                                                                         960,194
                                                                      ----------

FURNITURE & FIXTURES - 0.81%
 7,604   BASSETT FURNITURE INDUSTRIES INCORPORATED                       150,787
24,353   ETHAN ALLEN INTERIORS INCORPORATED                            1,004,805
34,344   LA-Z-BOY INCORPORATED                                           747,325
21,974   SELECT COMFORT CORPORATION+                                     606,263

                                                                       2,509,180
                                                                      ----------

GENERAL MERCHANDISE STORES - 0.59%
32,569   CASEY'S GENERAL STORES                                          540,645
25,532   FRED'S INCORPORATED                                             619,662
19,082   SHOPKO STORES INCORPORATED+                                     278,979
27,255   STEIN MART INCORPORATED+                                        376,119

                                                                       1,815,405
                                                                      ---------

HEALTH SERVICES - 2.88%
31,465   ACCREDO HEALTH INCORPORATED+                                  1,198,816
19,646   AMSURG CORPORATION+                                             446,149
20,849   CROSS COUNTRY HEALTHCARE INCORPORATED+                          347,136
15,170   CRYOLIFE INCORPORATED+                                           90,262
 8,379   CURATIVE HEALTH SERVICES INCORPORATED+                          112,279
19,617   ENZO BIOCHEM INCORPORATED+                                      330,154
42,317   HOOPER HOLMES INCORPORATED                                      264,058
21,293   NAUTILUS GROUP INCORPORATED                                     335,365
23,702   ODYSSEY HEALTHCARE INCORPORATED+                                446,783
32,745   ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                    258,686
15,361   PEDIATRIX MEDICAL GROUP INCORPORATED+                           967,743
31,827   PROVINCE HEALTHCARE COMPANY+                                    506,049
10,528   REHABCARE GROUP INCORPORATED+                                   209,297
29,674   RENAL CARE GROUP INCORPORATED+                                1,357,882
 6,454   ROTO-ROOTER INCORPORATED                                        326,250
18,071   SIERRA HEALTH SERVICES INCORPORATED+                            657,784
13,218   SUNRISE SENIOR LIVING INCORPORATED+                             473,865
17,910   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+            607,865

                                                                       8,936,423
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 2.46%
 8,764   4KIDS ENTERTAINMENT INCORPORATED+                               196,051
22,981   CAPITAL AUTOMOTIVE                                              811,459
17,109   COLONIAL PROPERTIES TRUST                                       698,047
32,658   COMMERCIAL NET LEASE REALTY INCORPORATED                        644,996
24,513   COMMUNITY FIRST BANKSHARES INCORPORATED                         787,848
14,884   ESSEX PROPERTY TRUST INCORPORATED                               974,902
18,609   GABLES RESIDENTIAL TRUST                                        674,576
20,424   GLENBOROUGH REALTY TRUST INCORPORATED                           456,476

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

HOLDING & OTHER INVESTMENT OFFICES (continued)
21,685   HEADWATERS INCORPORATED+                                     $  555,570
18,320   KILROY REALTY CORPORATION                                       650,360
29,808   SHURGARD STORAGE CENTERS INCORPORATED                         1,189,339

                                                                       7,639,624
                                                                      ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.16%
17,348   BELL MICROPRODUCTS INCORPORATED+                                124,906
14,247   COST PLUS INCORPORATED+                                         594,812
16,218   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                      476,160
15,553   GUITAR CENTER INCORPORATED+                                     577,638
14,488   HAVERTY FURNITURE COMPANIES INCORPORATED                        308,305
29,238   LINENS `N THINGS INCORPORATED+                                1,035,318
21,334   MOVIE GALLERY INCORPORATED                                      417,933
 9,630   ULTIMATE ELECTRONICS INCORPORATED+                               62,884

                                                                       3,597,956
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
22,383   AZTAR CORPORATION+                                              548,607
19,402   MARCUS CORPORATION                                              336,625
29,212   PRIME HOSPITALITY CORPORATION+                                  332,433

                                                                       1,217,665
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.59%
12,888   ASTEC INDUSTRIES INCORPORATED+                                  207,626
64,624   AXCELIS TECHNOLOGIES INCORPORATED+                              718,619
11,770   BLACK BOX CORPORATION                                           630,754
14,589   BRIGGS & STRATTON CORPORATION                                   984,320
29,028   BROOKS AUTOMATION INCORPORATED+                                 609,008
11,294   DRIL-QUIP INCORPORATED+                                         185,673
16,892   ENGINEERED SUPPORT SYSTEMS INCORPORATED                         824,161
19,866   FEDDERS CORPORATION                                             113,435
12,474   GARDNER DENVER INCORPORATED+                                    337,796
14,325   GLOBAL IMAGING SYSTEMS INCORPORATED+                            475,877
14,896   HYDRIL COMPANY+                                                 390,275
21,491   IDEX CORPORATION                                                934,429
18,430   KAYDON CORPORATION                                              507,378
33,081   KULICKE & SOFFA INDUSTRIES INCORPORATED+                        387,709
38,418   LENNOX INTERNATIONAL INCORPORATED                               712,654
 7,678   LINDSAY MANUFACTURING COMPANY                                   184,886
17,354   MANITOWOC COMPANY INCORPORATED                                  513,331
11,996   MICROS SYSTEMS INCORPORATED+                                    541,619
22,742   MILACRON INCORPORATED+                                           78,915
20,758   NYFIX INCORPORATED+                                             107,111
25,551   PAXAR CORPORATION+                                              376,877
 9,527   PLANAR SYSTEMS INCORPORATED+                                    135,569
 9,437   ROBBINS & MYERS INCORPORATED                                    203,367
 9,976   SCM MICROSYSTEMS INCORPORATED+                                   66,939
11,274   THOMAS INDUSTRIES INCORPORATED                                  355,131

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
58,363   TIMKEN COMPANY                                              $ 1,355,773
15,929   TORO COMPANY                                                    987,598
15,314   ULTRATECH INCORPORATED+                                         356,969
17,015   WATSCO INCORPORATED                                             493,435
 7,280   WOODWARD GOVERNOR COMPANY                                       464,027

                                                                      14,241,261
                                                                     -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.29%
23,481   HILB, ROGAL & HAMILTON COMPANY                                  894,626
                                                                     -----------

INSURANCE CARRIERS - 2.62%
15,899   AMERIGROUP CORPORATION+                                         726,584
13,171   CENTENE CORPORATION+                                            402,901
20,210   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                     849,224
49,597   FREMONT GENERAL CORPORATION                                   1,517,668
12,163   LANDAMERICA FINANACIAL GROUP INCORPORATED                       550,497
14,358   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                  832,764
19,159   PRESIDENTIAL LIFE CORPORATION                                   287,002
16,444   RLI CORPORATION                                                 634,738
 6,443   SCPIE HOLDINGS INCORPORATED                                      52,833
17,832   SELECTIVE INSURANCE GROUP INCORPORATED                          625,368
30,387   STEWART INFORMATION SERVICES CORPORATION                        732,990
30,249   UNITIED INSURANCE COMPANIES INCORPORATED+                       446,475
12,289   ZENITH NATIONAL INSURANCE CORPORATION                           481,729

                                                                       8,140,773
                                                                     -----------

LEATHER & LEATHER PRODUCTS - 0.43%
11,752   BROWN SHOE COMPANY INCORPORATED                                 428,125
14,181   GENESCO INCORPORATED+                                           328,716
23,153   K-SWISS INCORPORATED                                            566,554

                                                                       1,323,395
                                                                     -----------

LEGAL SERVICES - 0.09%
11,309   PRE-PAID LEGAL SERVICES INCORPORATED+                           276,844
                                                                     -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.48%
45,462   CHAMPION ENTERPRISES INCORPORATED+                              481,897
10,146   COACHMEN INDUSTRIES INCORPORATED                                169,235
 7,816   DELTIC TIMBER CORPORATION                                       277,312
 5,480   SKYLINE CORPORATION                                             211,364
11,618   UNIVERSAL FOREST PRODUCTS                                       358,531

                                                                       1,498,339
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.75%
19,205   ADVANCED MEDICAL OPTICS INCORPORATED+                           468,602
21,599   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                 572,373
 8,828   ANALOGIC CORPORATION                                            401,586
18,402   ARMOR HOLDINGS INCORPORATED+                                    609,106

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (continued)
13,527   ARTHROCARE CORPORATION+                                      $  312,609
 9,626   BEI TECHNOLOGIES INCORPORATED                                   216,200
10,167   BIOSITE INCORPORATED+                                           325,039
19,643   COHERENT INCORPORATED+                                          516,414
13,995   COHU INCORPORATED                                               261,007
18,580   CONCORD CAMERA CORPORATION+                                     116,682
18,973   CONMED CORPORATION+                                             560,462
20,954   COOPER COMPANIES INCORPORATED                                 1,131,516
11,050   CUNO INCORPORATED+                                              495,924
 9,658   DATASCOPE CORPORATION                                           339,382
17,606   DRS TECHNOLOGIES INCORPORATED+                                  492,616
12,892   EDO CORPORATION                                                 310,439
13,757   ESTERLINE TECHNOLOGIES CORPORATION+                             341,861
21,643   FEI COMPANY+                                                    472,900
21,637   FLIR SYSTEMS INCORPORATED+                                      824,802
30,396   FOSSIL INCORPORATED+                                          1,013,707
16,260   HAEMONETICS CORPORATION MASSACHUSETTS+                          511,377
13,183   HOLOGIC INCORPORATED+                                           266,956
 8,915   ICU MEDICAL INCORPORATED+                                       270,749
22,887   INAMED CORPORATION+                                           1,219,419
33,470   INPUT OUTPUT INCORPORATED+                                      259,392
17,732   INTEGRA LIFESCIENCES HOLDINGS+                                  542,954
10,919   INTERMAGNETICS GENERAL CORPORATION+                             289,353
20,269   INVACARE CORPORATION                                            914,943
11,050   INVISION TECHNOLOGIES INCORPORATED+                             548,854
14,744   IONICS INCORPORATED+                                            418,730
13,424   ITRON INCORPORATED+                                             249,821
10,420   KEITHLEY INSTRUMENTS INCORPORATED                               215,798
45,757   KOPIN CORPORATION+                                              264,475
13,053   MEADE INSTRUMENTS CORPORATION+                                   52,734
28,593   MENTOR CORPORATION                                              860,649
16,817   MERIT MEDICAL SYSTEMS INCORPORATED+                             363,920
11,169   OSTEOTECH INCORPORATED+                                          72,040
10,784   PHOTON DYNAMICS INCORPORATED+                                   351,882
44,369   PINNACLE SYSTEMS INCORPORATED+                                  400,652
17,152   POLYMEDICA CORPORATION                                          460,017
11,608   POSSIS MEDICAL INCORPORATED+                                    326,533
21,950   RESMED INCORPORATED+                                            991,921
22,458   RESPIRONICS INCORPORATED+                                     1,213,181
23,523   ROPER INDUSTRIES INCORPORATED                                 1,134,985
10,742   RUDOLPH TECHNOLOGIES INCORPORATED+                              201,198
20,877   SOLA INTERNATIONAL INCORPORATED+                                485,390
25,089   SYBRON DENTAL SPECIALTIES INCORPORATED+                         683,675
26,830   TECHNE CORPORATION+                                           1,094,932
21,195   TELEDYNE TECHNOLOGIES INCORPORATED+                             396,347
19,553   THERAGENICS CORPORATION+                                        105,195
32,380   TRIMBLE NAVIGATION LIMITED+                                     742,473
19,131   VEECO INSTRUMENTS INCORPORATED+                                 536,625

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (continued)
19,746   VIASYS HEALTHCARE INCORPORATED+                             $   446,655
 8,442   VITAL SIGNS INCORPORATED                                        284,749
13,420   X-RITE INCORPORATED                                             199,824

                                                                      27,161,625
                                                                     -----------
MEDICAL EQUIPMENT & SUPPLIES - 0.16%
13,832   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                    501,825
                                                                     -----------
MEMBERSHIP ORGANIZATIONS - 0.13%
14,241   JO ANN STORES INCORPORATED+                                     399,460
                                                                     -----------
METAL MINING - 0.14%
 6,858   CLEVELAND CLIFFS INCORPORATED+                                  448,719
                                                                     -----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.38%
28,152   FLORIDA ROCK INDUSTRIES INCORPORATED                          1,186,607
                                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
 9,808   AT CROSS COMPANY CLASS A+                                        63,948
12,283   DAKTRONICS INCORPORATED+                                        277,227
16,373   JAKKS PACIFIC INCORPORATED+                                     245,595
21,675   K2 INCORPORATED+                                                347,450
10,614   LYDALL INCORPORATED+                                            108,263
13,488   RUSS BERRIE AND COMPANY INCORPORATED                            472,080
10,761   SHUFFLE MASTER INCORPORATED+                                    500,279
 7,984   STANDEX INTERNATIONAL CORPORATION                               215,568

                                                                       2,230,410
                                                                     -----------
MISCELLANEOUS RETAIL - 0.77%
11,967   ACTION PERFORMANCE COMPANIES INCORPORATED                       182,736
18,468   CASH AMERICA INTERNATIONAL INCORPORATED                         425,687
15,943   DUANE READE INCORPORATED+                                       270,075
12,273   HANCOCK FABRICS INCORPORATED DELEWARE                           195,018
13,002   J JILL GROUP INCORPORATED+                                      266,801
16,991   ZALE CORPORATION+                                             1,045,796

                                                                       2,386,113
                                                                     -----------
MOTION PICTURES - 0.30%
20,068   AVID TECHNOLOGY INCORPORATED+                                   925,737
                                                                     -----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.32%
16,303   ARKANSAS BEST CORPORATION                                       436,757
14,002   FORWARD AIR CORPORATION+                                        460,246
32,657   HEARTLAND EXPRESS INCORPORATED                                  743,926
19,387   LANDSTAR SYSTEM INCORPORATED+                                   793,704
17,912   USF CORPORATION                                                 612,949
31,089   YELLOW ROADWAY CORPORATION+                                   1,046,767

                                                                       4,094,349
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.49%
12,177   FINANCIAL FEDERAL CORPORATION+                              $   407,077
23,003   NEW CENTURY FINANCIAL CORPORATION                             1,117,026

                                                                       1,524,103
                                                                     -----------
NON-DURABLE GOODS - CONSUMER - 0.09%
25,694   STRIDE RITE CORPORATION                                         272,613
                                                                     -----------
OIL & GAS EXTRACTION - 4.38%
 9,047   ATWOOD OCEANICS INCORPORATED+                                   321,983
21,222   CABOT OIL AND GAS CORPORATION                                   648,544
24,645   CAL DIVE INTERNATIONAL INCORPORATED+                            636,580
27,195   CIMAREX ENERGY COMPANY+                                         785,936
28,098   EVERGREEN RESOURCES INCORPORATED+                               965,166
12,748   NUEVO ENERGY COMPANY+                                           415,075
15,872   OCEANEERING INTERNATIONAL INCORPORATED+                         483,302
44,571   PATINA OIL & GAS CORPORATION                                  1,169,989
15,414   PLAINS RESOURCES INCORPORATED+                                  280,227
 8,432   PRIMA ENERGY CORPORATION+                                       291,326
17,558   REMINGTON OIL & GAS CORPORATION+                                346,771
12,207   SEACOR SMIT INCORPORATED+                                       501,464
23,485   SOUTHWESTERN ENERGY COMPANY+                                    566,458
21,732   SPINNAKER EXPLORATION COMPANY+                                  780,613
18,510   ST MARY LAND & EXPLORATION COMPANY                              618,789
17,237   STONE ENERGY CORPORATION+                                       852,542
17,924   SWIFT ENERGY COMPANY+                                           337,867
14,306   TETRA TECH INCORPORATED+                                        373,816
29,780   TOM BROWN INCORPORATED+                                       1,119,728
28,460   UNIT CORPORATION+                                               780,373
22,028   VERITAS DGC INCORPORATED+                                       455,980
41,976   VINTAGE PETROLEUM INCORPORATED                                  615,368
17,822   W-H ENERGY SERVICES INCORPORATED+                               257,884

                                                                      13,605,781
                                                                     -----------
PAPER & ALLIED PRODUCTS - 0.76%
24,209   BUCKEYE TECHNOLOGIES INCORPORATED                               250,805
18,384   CARAUSTAR INDUSTRIES INCORPORATED+                              214,174
12,469   CHESAPEAKE CORPORATION                                          297,635
10,216   POPE & TALBOT INCORPORATED                                      175,613
22,934   ROCK-TENN COMPANY CLASS A                                       330,708
 9,646   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                   311,566
18,592   STANDARD REGISTER COMPANY                                       298,030
33,672   WAUSAU-MOSINEE PAPER CORPORATION                                474,438

                                                                       2,352,969
                                                                     -----------
PERSONAL SERVICES - 0.31%
 5,777   ANGELICA CORPORATION                                            131,889
13,865   COINSTAR INCORPORATED+                                          220,037

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES   SECURITY NAME                                                   VALUE

PERSONAL SERVICES (continued)
 5,263   CPI CORPORATION                                              $  100,155
13,617   G & K SERVICES INCORPORATED CLASS A                             506,825
                                                                         958,906
                                                                      ----------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.34%
12,823   ELKCORP                                                         347,375
17,088   FRONTIER OIL CORPORATION                                        331,166
11,102   WD-40 COMPANY                                                   388,570
                                                                       1,067,111
                                                                      ----------
PHARMACEUTICALS - 0.05%
38,891   SAVIENT PHARMACEUTICALS INCORPORATED+                           147,008
                                                                      ----------
PRIMARY METAL INDUSTRIES - 2.09%
16,840   BELDEN INCORPORATED                                             319,455
10,915   BRUSH ENGINEERED MATERIALS INCORPORATED+                        221,247
14,661   CARPENTER TECHNOLOGY CORPORATION                                482,054
13,847   CENTURY ALUMINUM COMPANY+                                       390,901
10,457   COMMONWEALTH INDUSTRIES+                                         76,441
13,527   CURTISS-WRIGHT CORPORATION                                      634,011
10,058   IMCO RECYCLING INCORPORATED+                                     94,746
18,702   LONE STAR TECHNOLOGIES INCORPORATED+                            330,464
27,404   MAVERICK TUBE CORPORATION+                                      645,364
22,806   MUELLER INDUSTRIES INCORPORATED                                 775,176
10,596   QUANEX CORPORATION                                              450,224
13,610   RTI INTERNATIONAL METALS INCORPORATED+                          215,446
31,420   STEEL DYNAMICS INCORPORATED+                                    778,588
 8,037   STEEL TECHNOLOGIES INCORPORATED                                 155,275
13,783   TEXAS INDUSTRIES INCORPORATED                                   498,255
24,986   TREDEGAR CORPORATION                                            365,545
 8,019   WOLVERINE TUBE INCORPORATED+                                     67,279
                                                                       6,500,471
                                                                      ----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.68%
22,146   BOWNE & COMPANY INCORPORATED                                    378,697
 8,812   CONSOLIDATED GRAPHICS INCORPORATED+                             338,821
13,634   INFORMATION HOLDINGS INCORPORATED+                              281,133
18,096   JOHN H HARLAND COMPANY                                          563,148
 8,685   NEW ENGLAND BUSINESS SERVICE INCORPORATED                       293,987
 9,429   THOMAS NELSON INCORPORATED                                      256,657
                                                                       2,112,443
                                                                      ----------
RAILROAD TRANSPORTATION - 0.18%
40,543   KANSAS CITY SOUTHERN+                                           563,548
                                                                      ----------
REAL ESTATE - 0.21%
 8,568   MERITAGE CORPORATION+                                           636,174
                                                                      ----------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
30,823   LEXINGTON CORPORATE PROPERTIES TRUST                            671,633
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES   SECURITY NAME                                                  VALUE

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
19,650   A SCHULMAN INCORPORATED                                      $  386,123
                                                                      ----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.43%
30,521   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                       466,971
12,586   PIPER JAFFRAY COMPANIES INCORPORATED+                           681,532
11,198   SWS GROUP INCORPORATED                                          200,556
                                                                       1,349,059
                                                                      ----------
SOFTWARE - 0.06%
11,610   EPIQ SYSTEMS INCORPORATED+                                      190,172
                                                                      ----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
17,978   APOGEE ENTERPRISES INCORPORATED                                 221,669
10,371   CARBO CERAMICS INCORPORATED                                     652,854
 8,878   LIBBEY INCORPORATED                                             230,207
                                                                       1,104,730
                                                                      ----------
TELEPHONE SERVICES - 0.21%
15,653   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                641,930
                                                                      ----------
TEXTILE MILL PRODUCTS - 0.63%
21,749   ALBANY INTERNATIONAL CORPORATION CLASS A                        584,831
33,537   INTERFACE INCORPORATED+                                         266,619
10,575   OXFORD INDUSTRIES INCORPORATED                                  488,459
25,739   WOLVERINE WORLD WIDE INCORPORATED                               621,082

                                                                       1,960,991
                                                                      ----------
TRANSPORTATION BY AIR - 0.73%
29,608   ATLANTIC COAST AIRLINES+                                        215,250
30,924   EGL INCORPORATED+                                               555,395
23,204   FRONTIER AIRLINES INCORPORATED+                                 241,786
20,734   MESA AIR GROUP INCORPORATED+                                    171,263
14,751   OFFSHORE LOGISTICS INCORPORATED+                                340,011
37,785   SKYWEST INCORPORATED                                            726,983

                                                                       2,250,688
                                                                      ----------
TRANSPORTATION EQUIPMENT - 2.85%
20,930   AAR CORPORATION+                                                257,020
13,729   ARCTIC CAT INCORPORATED                                         349,952
16,530   CLARCOR INCORPORATED                                            729,799
25,271   FLEETWOOD ENTERPRISES INCORPORATED+                             310,328
28,891   GENCORP INCORPORATED                                            312,890
14,816   GROUP 1 AUTOMOTIVE INCORPORATED+                                536,339
10,560   HUFFY CORPORATION+                                               41,184
16,721   INTERMET CORPORATION                                             75,244
28,356   JLG INDUSTRIES INCORPORATED                                     405,491
19,002   MONACO COACH CORPORATION                                        509,254
22,893   OSHKOSH TRUCK CORPORATION                                     1,275,140
28,449   POLARIS INDUSTRIES INCORPORATED                               1,292,723
12,884   STANDARD MOTOR PRODUCTS INCORPORATED                            202,021

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES   SECURITY NAME                                                  VALUE

TRANSPORTATION EQUIPMENT (continued)
37,387   THOR INDUSTRIES INCORPORATED                                 $1,004,215
10,356   TRIUMPH GROUP INCORPORATED+                                     342,266
21,742   WABASH NATIONAL CORPORATION+                                    513,111
22,131   WINNEBAGO INDUSTRIES INCORPORATED                               689,823
                                                                       8,846,800
                                                                      ----------
TRANSPORTATION SERVICES - 0.06%
16,338   PEGASUS SOLUTIONS INCORPORATED+                                 190,828
                                                                      ----------
US GOVERNMENT - 0.14%
20,935   MANTECH INTERNATIONAL CORPORATION CLASS A+                      428,958
                                                                      ----------
WATER TRANSPORTATION - 0.17%
15,841   KIRBY CORPORATION+                                              535,267
                                                                      ----------
WHOLESALE TRADE NON-DURABLE GOODS - 2.22%
12,445   ADVANCED MARKETING SERVICES INCORPORATED                        123,205
29,469   DIMON INCORPORATED                                              209,230
 9,071   ENESCO GROUP INCORPORATED+                                      104,316
23,101   HAIN CELESTIAL GROUP INCORPORATED+                              510,301
12,616   INTERNATIONAL MULTIFOODS CORPORATION                            311,868
24,251   MEN'S WEARHOUSE INCORPORATED+                                   644,349
19,690   MYERS INDUSTRIES INCORPORATED                                   242,187
 7,903   NASH FINCH COMPANY                                              187,143
29,929   PERFORMANCE FOOD GROUP COMPANY+                               1,028,061
28,375   PRIORITY HEALTHCARE CORPORATION CLASS B+                        604,104
12,316   SCHOOL SPECIALTY INCORPORATED+                                  438,080
24,360   TRACTOR SUPPLY COMPANY+                                         943,219
12,767   UNITED NATURAL FOODS INCORPORATED+                              613,965
22,056   UNITED STATIONERS INCORPORATED+                                 928,558
                                                                       6,888,586
                                                                      ----------
WHOLESALE TRADE-DURABLE GOODS - 2.66%
10,319   AM CASTLE & COMPANY+                                             93,284
12,665   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                    287,749
15,005   BARNES GROUP INCORPORATED                                       418,489
 8,702   BUILDING MATERIALS HOLDINGS CORPORATION                         152,720
 8,596   DEPARTMENT 56 INCORPORATED+                                     127,049
13,635   DIGI INTERNATIONAL INCORPORATED+                                134,577
19,540   HUGHES SUPPLY INCORPORATED                                    1,023,896
10,955   IMAGISTICS INTERNATIONAL INCORPORATED+                          482,568
30,414   INSIGHT ENTERPRISES INCORPORATED+                               585,469
14,767   KAMAN CORPORATION CLASS A                                       220,471
24,501   KNIGHT TRANSPORTATION INCORPORATED+                             587,534
 6,201   LAWSON PRODUCTS INCORPORATED                                    202,215
25,573   OWENS & MINOR INCORPORATED                                      646,997
38,649   PEP BOYS-MANNY, MOE & JACK                                    1,072,516
20,925   RELIANCE STEEL & ALUMINUM COMPANY                               735,514
16,235   RYERSON TULL INCORPORATED                                       212,516

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                              VALUE

WHOLESALE TRADE-DURABLE GOODS (continued)
    23,189   SCP POOL CORPORATION+                                 $    864,022
    14,243   TBC CORPORATION+                                           418,317

                                                                      8,265,903
                                                                   ------------
TOTAL COMMON STOCK (COST $242,901,870)                              298,515,337
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 26.38%
             COLLATERAL FOR SECURITY LENDING                         81,879,447

TOTAL COLLATERAL FOR SECURITIES LENDING
   (COST $81,879,447)                                                81,879,447
                                                                   ------------

PRINCIPAL    SECURITY NAME        INTEREST RATE   MATURITY DATE        VALUE

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
     1,632   TIMCO AVIATION SERVICES
                INCORPORATED&(A)         0.00%                            8,161
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
   (COST $53)                                                             8,161
                                                                   ============
SHARES       SECURITY NAME                                             VALUE

SHORT-TERM INVESTMENTS - 3.40%

MUTUAL FUND - 3.14%
 9,730,045   WELLS FARGO MONEY MARKET
                TRUST~                                                9,730,045
                                                                   ------------

PRINCIPAL    SECURITY NAME        INTEREST RATE   MATURITY DATE        VALUE

US TREASURY BILLS - 0.26%
$   40,000   US TREASURY BILL#^          0.90%       5/13/04             39,956
    75,000   US TREASURY BILL#^          0.93        5/13/04             74,918
    15,000   US TREASURY BILL#^          0.94        5/13/04             14,983
   680,000   US TREASURY BILL#^          0.95        5/13/04            679,253
    15,000   US TREASURY BILL#^          0.92        5/13/04             14,983

                                                                        824,093
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $10,554,138)                                                10,554,138
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $335,335,508)*                125.94%                        $390,957,083

OTHER ASSETS AND LIABILITIES, NET   (25.94)                         (80,529,527)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $310,427,556
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

COMMON STOCK - 97.11%

AGRICULTURAL SERVICES - 1.01%
  236,900   VCA ANTECH INCORPORATED+                                $  8,440,747
                                                                    ------------
AMUSEMENT & RECREATION SERVICES - 0.95%
  256,600   GAYLORD ENTERTAINMENT COMPANY+                             7,928,940
                                                                    ------------
APPAREL & ACCESSORY STORES - 2.02%
  422,200   GYMBOREE CORPORATION+                                      7,080,294
  251,100   STAGE STORES INCORPORATED+                                 9,715,059

                                                                      16,795,353
                                                                    ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 3.43%
  369,800   POLO RALPH LAUREN CORPORATION                             12,676,744
  481,200   QUIKSILVER INCORPORATED+                                  10,514,220
  955,100   SCANSOFT INC+                                              5,339,009

                                                                      28,529,973
                                                                    ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.37%
  628,200   CSK AUTO CORPORATION+                                     11,376,702
                                                                    ------------
BUSINESS SERVICES - 16.73%
  457,000   ANSWERTHINK CONSULTING GROUP INCORPORATED+                 3,528,040
1,050,300   BORELAND SOFTWARE CORPORATION+                             9,536,724
  486,500   BRINK'S COMPANY                                           13,417,670
1,048,200   CNET NETWORKS INCORPORATED+                               10,827,906
  475,700   DOUBLECLICK INCORPORATED+                                  5,351,625
  403,500   ELECTRONICS FOR IMAGING INCORPORATED+                      9,913,995
  236,000   HYPERION SOLUTIONS CORPORATION+                            9,782,200
  338,600   INTEGRATED ALARM SERVICES+                                 3,220,086
  377,600   MACROMEDIA INCORPORATED+                                   7,578,432
  268,800   MAPINFO CORPORATION+                                       3,429,888
  516,200   MPS GROUP INCORPORATED+                                    5,740,144
  566,000   NETIQ CORPORATION+                                         7,901,360
  728,800   OPSWARE INCORPORATED+                                      5,509,728
  390,500   PROGRESS SOFTWARE CORPORATION+                             9,368,095
  274,600   RED HAT INCORPORATED+                                      6,277,356
  341,000   SERENA SOFTWARE INCORPORATED+                              6,939,350
  368,600   SOTHEBY'S HOLDINGS INCORPORATED+                           4,736,510
  267,800   STELLENT INCORPORATED+                                     2,000,466
  354,300   THQ INCORPORATED+                                          7,167,489
  851,500   TIBCO SOFTWARE INCORPORATED+                               6,956,755

                                                                     139,183,819
                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 10.69%
  428,500   APHTON CORPORATION+                                        2,013,950
  493,600   BIOMARIN PHARMACEUTICAL INCORPORATED+                      3,711,872
  427,500   CELL THERAPEUTICS INCORPORATED+                            3,616,650
  289,000   DENDREON CORPORATION+                                      3,843,700
  194,400   DIGENE CORPORATION+                                        6,679,584

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                        VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
575,500   INDEVUS PHARMACEUTICALS INCORPORATED+                      $ 3,481,775
431,700   IVAX CORPORATION+                                            9,829,809
275,200   NBTY INCORPORATED+                                          10,231,936
320,000   NEKTAR THERAPEUTICS+                                         6,905,600
184,000   NEUROCRINE BIOSCIENCES INCORPORATED+                        10,874,400
367,300   NOVA CHEMICALS CORPORATION                                   9,215,557
253,700   NOVEN PHARMACEUTICALS INCORPORATED+                          5,446,939
214,500   UNITED THERAPEUTICS CORPORATION+                             5,111,535
210,900   VALEANT PHARMACEUTICALS INTERNATIONAL                        5,034,183
188,000   ZYMOGENETICS INCORPORATED+                                   2,904,600

                                                                      88,902,090
                                                                     -----------
COMMUNICATIONS - 1.05%
366,400   LIN TV CORPORATION CLASS A+                                  8,723,984
                                                                     -----------
DEPOSITORY INSTITUTIONS - 1.07%
279,600   ORIENTAL FINANCIAL GROUP INCORPORATED                        8,905,260
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 9.60%
550,900   ARRIS GROUP INC.+                                            5,068,280
297,700   ARTISAN COMPONENTS INCORPORATED+                             6,635,733
862,000   CHIPPAC INCORPORATED+                                        6,818,420
131,700   DSP GROUP INCORPORATED+                                      3,388,641
261,300   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                     6,540,339
514,600   INTEGRATED SILICON SOLUTION INCORPORATED+                    9,129,004
984,300   MEMC ELECTRONIC MATERIALS INCORPORATED+                      9,006,345
249,100   NOVELLUS SYSTEMS INCORPORATED+                               7,918,889
703,100   POWER-ONE INCORPORATED+                                      7,776,286
472,700   SILCON STORAGE TECHNOLOGY INCORPORATED+                      6,116,738
308,100   TEKELEC+                                                     5,111,379
151,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
             INCORPORATED+                                             6,358,800

                                                                      79,868,854
                                                                     -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 7.31%
206,500   AMYLIN PHARMACEUTICALS INCORPORATED+                         4,891,985
233,600   ATRIX LABORATORIES INCORPORATED+                             5,956,800
643,400   BEARINGPOINT INCORPORATED+                                   6,897,248
209,000   CEPHALON INCORPORATED+                                      11,977,790
441,700   CORE LABORATORIES N.V.+                                      9,364,040
273,800   DIGITAS INCORPORATED+                                        2,817,402
171,000   NEUROCHEM INCORPORATED+                                      3,657,690
291,200   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+             8,674,848
777,364   UNITEDGLOBALCOM INCORPORATED+                                6,599,820

                                                                      60,837,623
                                                                     -----------
FOOD STORES - 0.60%
420,400   WILD OATS MARKETS INCORPORATED+                              4,973,332
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HEALTH SERVICES - 3.95%
322,600   COMMUNITY HEALTH SYSTEMS+                                  $ 8,977,958
541,300   ENZON PHARMACEUTICALS INCORPORATED+                          8,352,259
210,400   INVERESK RESEARCH GROUP INCORPORATED+                        5,979,568
571,000   SELECT MEDICAL CORPORATION                                   9,535,700

                                                                      32,845,485
                                                                     -----------
HEAVY CONSTRUCTION OTHER THAN BUILDING
   CONSTRUCTION CONTRACTS - 0.62%
610,000   MCDERMOTT INTERNATIONAL INCORPORATED+                        5,117,900
                                                                     -----------
HOLDING & OTHER INVESTMENT OFFICES - 0.98%
157,600   4KIDS ENTERTAINMENT INCORPORATED+                            3,525,512
362,800   CAPITAL LEASE FUNDING INC.+                                  4,651,096

                                                                       8,176,608
                                                                     -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.53%
277,000   GAMESTOP CORPORATION CLASS A+                                4,991,540
209,200   GUITAR CENTER INCORPORATED+                                  7,769,688

                                                                      12,761,228
                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.97%
113,200   ASYST TECHNOLOGIES INCORPORATED+                               931,636
504,000   ENTEGRIS INCORPORATED+                                       6,380,640
229,200   KOMAG INCORPORATED+                                          4,217,280
168,600   WATSCO INCORPORATED                                          4,889,400

                                                                      16,418,956
                                                                     -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
204,700   RADWARE LIMITED+                                             5,436,832
                                                                     -----------
INSURANCE CARRIERS - 3.29%
235,600   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY+             3,027,460
274,600   ARGONAUT GROUP INCORPORATED+                                 5,225,638
231,900   AXIS CAPITAL HOLDINGS LIMITED                                6,852,645
170,700   DIRECT GENERAL CORPORATION                                   6,179,340
 12,900   PLATINUM UNDERWRITERS HOLDINGS LIMITED                         413,445
204,500   PXRE GROUP LIMITED                                           5,713,730

                                                                      27,412,258
                                                                     -----------

MANUFACTURING - 0.28%
629,000  PARADYNE NETWORKS INC+                                        2,346,170
                                                                     -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.98%
186,500   BEI TECHNOLOGIES INCORPORATED                                4,188,790
346,400   CREDENCE SYSTEMS CORPORATION+                                4,115,232
238,900   FORMFACTOR INCORPORATED+                                     5,000,177
148,100   SONOSITE INCORPORATED+                                       3,158,973

                                                                      16,463,172
                                                                     -----------
MEMBERSHIP ORGANIZATIONS - 0.11%
61,400    BRIGHTPOINT INCORPORATED+                                      942,490
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL - 2.48%
303,600   MARVEL ENTERPRISES INCORPORATED+                           $ 5,826,084
221,700   SPORTS AUTHORITY INCORPORATED+                               8,885,736
384,600   VALUEVISION MEDIA INCORPORATED+                              5,903,610

                                                                      20,615,430
                                                                     -----------
MOTION PICTURES - 1.80%
470,700   IMAX CORPORATION+                                            2,772,423
639,300   LIONS GATE ENTERTAINMENT CORPORATION+                        3,995,625
437,400   MACROVISION CORPORATION+                                     8,170,632

                                                                      14,938,680
                                                                     -----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 3.31%
300,400   CENTRAL FREIGHT LINES INCORPORATED+                          3,950,260
393,100   OVERNITE CORPORATION                                         9,041,300
278,200   SIRVA INCORPORATED+                                          6,710,184
233,700   YELLOW ROADWAY CORPORATION+                                  7,868,679

                                                                      27,570,423
                                                                     -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.69%
386,200   CAPITALSOURCE INCORPORATED+                                  8,670,190
322,900   ENCORE CAPITAL GROUP INCORPORATED+                           5,363,369

                                                                      14,033,559
                                                                     -----------
OIL & GAS EXTRACTION - 1.82%
342,200   DENBURY RESOURCES INCORPORATED+                              5,769,492
290,100   PIONEER NATURAL RESOURCES                                    9,370,230

                                                                      15,139,722
                                                                     -----------
PAPER & ALLIED PRODUCTS - 1.39%
334,700   BOISE CASCADE CORPORATION                                   11,597,355
                                                                     -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.82%
252,000   ELKCORP                                                      6,826,680
                                                                     -----------
PRIMARY METAL INDUSTRIES - 0.75%
100,900   NUCOR CORPORATION                                            6,203,332
                                                                     -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.74%
222,400   BELO CORPORATION CLASS A                                     6,173,824
                                                                     -----------
RAILROAD TRANSPORTATION - 0.69%
412,600   KANSAS CITY SOUTHERN+                                        5,735,140
                                                                     -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.16%
271,650   JARDEN CORPORATION+                                          9,646,292
                                                                     -----------
SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 0.80%
940,200   INSTINET GROUP INCORPORATED+                                 6,628,410
                                                                     -----------
TEXTILE MILL PRODUCTS - 0.62%
646,200   INTERFACE INCORPORATED+                                      5,137,290
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

TRANSPORTATION BY AIR - 1.80%
238,800   CHC HELICOPTER CORPORATION                                $  6,581,328
436,000   SKYWEST INCORPORATED                                         8,388,640

                                                                      14,969,968
                                                                    ------------
TRANSPORTATION EQUIPMENT - 1.29%
186,600   JLG INDUSTRIES INCORPORATED                                  2,668,380
566,200   WABTEC CORPORATION                                           8,062,688

                                                                      10,731,068
                                                                    ------------
TRANSPORTATION SERVICES - 0.59%
221,300   PACER INTERNATIONAL INCORPORATED+                            4,877,452
                                                                    ------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
224,600   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                  5,484,732
261,100   SOURCE INTERLINK COMPANIES INCORPORATED+                     3,263,750

                                                                       8,748,482
                                                                    ------------
WHOLESALE TRADE-DURABLE GOODS - 3.12%
243,100   CYTYC CORPORATION+                                           5,408,974
175,500   HUGHES SUPPLY INCORPORATED                                   9,196,200
627,700   INGRAM MICRO INCORPORATED CLASS A+                          11,361,371

                                                                      25,966,545
                                                                    ------------
TOTAL COMMON STOCK (COST $688,070,065)                               807,927,428
                                                                    ------------
COLLATERAL FOR SECURITIES LENDING - 11.70%
             COLLATERAL FOR SECURITY LENDING                          97,376,128

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $97,376,127)            97,376,128
                                                                    ------------
WARRANTS - 0.00%
 36,152   TIMCO AVIATION SERVICES INCORPORATED+(A)                           181

TOTAL WARRANTS (COST $0)                                                     181
                                                                    ------------

PRINCIPAL                                  INTEREST RATE  MATURITY DATE

CORPORATE BONDS & NOTES - 0.02%
   $37,700   TIMCO AVIATION SERVICES
   INCORPORATED&(A)                             8.00%       01/02/2007   188,501
                                                                         -------
TOTAL CORPORATE BONDS & NOTES (COST $100)                                188,501
                                                                         -------

SHARES      SECURITY NAME                                                 VALUE

SHORT-TERM INVESTMENTS - 3.38%

MUTUAL FUND - 3.38%
28,125,851  WELLS FARGO MONEY MARKET TRUST                            28,125,851
                                                                      ----------

TOTAL SHORT-TERM INVESTMENTS (COST $28,125,851)                       28,125,851
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $813,572,143)*                112.21%                       $ 933,618,089
OTHER ASSETS AND LIABILITIES, NET   (12.21)                        (101,599,339)
                                    ------                        -------------
TOTAL NET ASSETS                    100.00%                       $ 832,018,750
                                    ======                        =============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 96.59%

AMUSEMENT & RECREATION SERVICES - 0.89%
114,660   GAYLORD ENTERTAINMENT COMPANY+                             $ 3,542,994
                                                                     -----------

APPAREL & ACCESSORY STORES - 2.51%
158,340   AMERICAN EAGLE OUTFITTERS INCORPORATED+                      4,268,846
162,830   CHRISTOPHER & BANKS CORPORATION                              3,437,341
107,750   TOO INCORPORATED+                                            2,257,363

                                                                       9,963,550
                                                                     -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
SIMILAR MATERIALS - 0.94%
205,250   RUSSELL CORPORATION                                          3,747,865
                                                                     -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.08%
169,446   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                4,281,900
                                                                     -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 2.75%
371,270   WALTER INDUSTRIES INCORPORATED                               4,432,964
258,750   WCI COMMUNITIES INCORPORATED+                                6,476,512

                                                                      10,909,476
                                                                     -----------

BUSINESS SERVICES - 6.05%
195,050   DIGITALNET HOLDINGS INCORPORATED+                            3,979,020
239,100   INTERGRAPH CORPORATION+                                      5,781,438
107,990   MARLIN BUSINESS SERVICES INCORPORATED+                       1,817,472
132,330   NCO GROUP INCORPORATED+                                      3,092,552
288,020   RENT-WAY INCORPORATED+                                       2,534,576
147,600   THQ INCORPORATED+                                            2,985,948
217,660   UNITED RENTALS INCORPORATED+                                 3,867,818

                                                                      24,058,824
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 1.08%
151,470   HB FULLER COMPANY                                            4,307,807
                                                                     -----------

COAL MINING - 1.19%
214,110   MASSEY ENERGY COMPANY                                        4,725,408
                                                                     -----------

COMMUNICATIONS - 2.87%
150,110   CT COMMUNICATIONS INCORPORATED                               2,076,021
159,240   EMMIS COMMUNICATIONS CORPORATION CLASS A+                    3,791,504
245,780   MASTEC INCORPORATED+                                         2,327,537
400,000   MEDIACOM COMMUNICATIONS CORPORATION+                         3,208,000

                                                                      11,403,062
                                                                     -----------

DEPOSITORY INSTITUTIONS - 9.72%
275,146   BROOKLINE BANCORP INCORPORATED                               4,388,579
100,160   CULLEN FROST BANKERS INCORPORATED                            4,282,842
133,650   DIME COMMUNITY BANCSHARES                                    2,719,777
 93,330   FIRST REPUBLIC BANK                                          3,598,805
319,880   GOLD BANC CORP INCORPORATED                                  5,214,044
 79,360   PFF BANCORP INCORPORATED                                     3,025,997
220,430   PROVIDENT FINANCIAL SERVICES INCORPORATED                    4,119,837

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

DEPOSITORY INSTITUTIONS (continued)
133,910   SUSQUEHANNA BANCSHARES INCORPORATED                        $ 3,432,113
189,180   TIERONE CORPORATION                                          4,443,838
168,470   UMPQUA HOLDINGS CORPORATION                                  3,401,409

                                                                      38,627,241
                                                                     -----------

EATING & DRINKING PLACES - 3.41%
755,020   CKE RESTAURANTS INCORPORATED+                                7,474,698
130,000   LANDRY'S RESTAURANTS INCORPORATED                            3,877,900
201,220   TRIARC COMPANIES INCORPORATED CLASS B                        2,205,371

                                                                      13,557,969
                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 3.24%
124,530   ALLETE INCORPORATED                                          4,369,758
197,440   ALLIANT ENERGY CORPORATION                                   5,145,286
175,500   CLECO CORPORATION                                            3,339,765

                                                                      12,854,809
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 6.24%
184,480   DUPONT PHOTOMASKS INCORPORATED+                              4,291,005
127,900   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+          3,073,437
370,810   GRAFTECH INTERNATIONAL LIMITED+                              5,543,610
382,590   JACUZZI BRANDS INCORPORATED+                                 3,588,694
281,470   TECHNITROL INCORPORATED+                                     5,291,636
188,250   TOLLGRADE COMMUNICATIONS INCORPORATED+                       3,004,470

                                                                      24,792,852
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 1.57%
216,800   URS CORPORATION+                                             6,239,504
                                                                     -----------

FOOD & KINDRED PRODUCTS - 2.67%
 51,800   ADOLPH COORS COMPANY CLASS B                                 3,597,510
352,140   HERCULES INCORPORATED+                                       4,042,567
131,600   PILGRIMS PRIDE CORPORATION                                   2,951,788

                                                                      10,591,865
                                                                     -----------

FOOD STORES - 0.89%
441,700   PATHMARK STORES INCORPORATED+                                3,524,766
                                                                     -----------

GENERAL MERCHANDISE STORES - 2.10%
264,930   SAKS INCORPORATED+                                           4,662,768
250,960   SHOPKO STORES INCORPORATED+                                  3,669,035

                                                                       8,331,803
                                                                     -----------

HEALTH SERVICES - 1.77%
441,330   BEVERLY ENTERPRISES INCORPORATED+                            2,824,512
136,020   TRIAD HOSPITALS INCORPORATED+                                4,192,136

                                                                       7,016,648
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HOLDING & OTHER INVESTMENT OFFICES - 10.37%
 50,860   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED               $ 3,204,180
 78,780   EASTGROUP PROPERTIES INCORPORATED                            2,796,690
205,340   EQUITY ONE INCORPORATED                                      3,946,635
330,990   FELCOR LODGING TRUST INCORPORATED+                           3,448,916
118,560   GLADSTONE CAPITAL CORPORATION                                2,666,414
167,720   GLENBOROUGH REALTY TRUST INCORPORATED                        3,748,542
 91,400   HEADWATERS INCORPORATED+                                     2,341,668
100,210   KILROY REALTY CORPORATION                                    3,557,455
150,530   LASALLE HOTEL PROPERTIES                                     3,552,508
517,770   MERISTAR HOSPITALITY CORPORATION+                            3,598,501
142,980   NATIONWIDE HEALTH PROPERTIES INCORPORATED                    3,184,165
137,460   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                    5,176,744

                                                                      41,222,418
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.11%
164,600   AZTAR CORPORATION+                                           4,034,346
173,300   ISLE OF CAPRI CASINOS INCORPORATED+                          4,356,762

                                                                       8,391,108
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.47%
132,600   FLOWSERVE CORPORATION+                                       2,777,970
237,500   JOY GLOBAL INCORPORATED                                      6,666,625
108,000   ROBBINS & MYERS INCORPORATED                                 2,327,400
107,332   SPARTECH CORPORATION                                         2,672,567
284,700   WESTERN DIGITAL CORPORATION+                                 3,197,181
104,300   YORK INTERNATIONAL CORPORATION                               4,100,033

                                                                      21,741,776
                                                                     -----------

INSURANCE CARRIERS - 4.29%
107,240   AMERIGROUP CORPORATION+                                      4,900,868
171,150   ARGONAUT GROUP INCORPORATED+                                 3,256,985
142,200   PLATINUM UNDERWRITERS HOLDINGS LIMITED                       4,557,510
360,510   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                    4,326,120

                                                                      17,041,483
                                                                     -----------

LEATHER & LEATHER PRODUCTS - 0.83%
141,800   GENESCO INCORPORATED+                                        3,286,924
                                                                     -----------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 1.08%
295,880   LAIDLAW INTERNATIONAL INCORPORATED+                          4,305,054
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 2.86%
191,000   ARROW INTERNATIONAL INCORPORATED                             5,708,990
140,900   COHERENT INCORPORATED+                                       3,704,261
254,900   WHITE ELECTRONIC DESIGNS CORPORATION+                        1,949,985

                                                                      11,363,236
                                                                     -----------

MISCELLANEOUS RETAIL - 0.81%
211,300   ACTION PERFORMANCE COMPANIES INCORPORATED                    3,226,551
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.70%
195,850   QUALITY DISTRIBUTION INCORPORATED+                        $  2,761,485
                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.01%
153,230   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C+           4,016,158
                                                                    ------------

OIL & GAS EXTRACTION - 2.51%
330,720   BRIGHAM EXPLORATION COMPANY+                                 2,430,792
145,540   CAL DIVE INTERNATIONAL INCORPORATED+                         3,759,298
156,060   SOUTHWESTERN ENERGY COMPANY+                                 3,764,167

                                                                       9,954,257
                                                                    ------------

PAPER & ALLIED PRODUCTS - 1.40%
190,330   CARAUSTAR INDUSTRIES INCORPORATED+                           2,217,345
193,700   POPE & TALBOT INCORPORATED                                   3,329,703

                                                                       5,547,048
                                                                    ------------

PERSONAL SERVICES - 0.79%
 84,030   G & K SERVICES INCORPORATED CLASS A                          3,127,597
                                                                    ------------

PRIMARY METAL INDUSTRIES - 3.10%
209,410   LONE STAR TECHNOLOGIES INCORPORATED+                         3,700,275
 73,280   PRECISION CASTPARTS CORPORATION                              3,226,518
217,970   STEEL DYNAMICS INCORPORATED+                                 5,401,297

                                                                      12,328,090
                                                                    ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.72%
143,730   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                  2,874,600
                                                                    ------------

RAILROAD TRANSPORTATION - 0.75%
247,190   RAILAMERICA INCORPORATED+                                    2,978,640
                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.73%
148,440   A SCHULMAN INCORPORATED                                      2,916,846
                                                                    ------------

TRANSPORTATION BY AIR - 0.80%
177,740   EGL INCORPORATED+                                            3,192,210
                                                                    ------------

TRANSPORTATION EQUIPMENT - 1.17%
170,680   AFTERMARKET TECHNOLOGY CORPORATION+                          2,507,289
 67,820   UNITED DEFENSE INDUSTRIES INCORPORATED+                      2,155,998

                                                                       4,663,287
                                                                    ------------

TRANSPORTATION SERVICES - 1.13%
202,790   GATX CORPORATION                                             4,495,854
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 2.99%
 39,750   BORGWARNER INCORPORATED                                      3,371,992
147,100   TECH DATA CORPORATION+                                       6,022,274
258,180   VISTEON CORPORATION                                          2,470,783

                                                                      11,865,049
                                                                    ------------

TOTAL COMMON STOCK (COST $306,718,656)                               383,778,014
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

COLLATERAL FOR SECURITIES LENDING - 15.06%
             COLLATERAL FOR SECURITY LENDING                       $ 59,830,206

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,830,206)           59,830,206
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.60%

MUTUAL FUND - 3.60%
14,310,279 WELLS FARGO MONEY MARKET TRUST~                           14,310,279
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,310,279)                      14,310,279
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $380,859,141)*                115.25%                        $457,918,499
OTHER ASSETS AND LIABILITIES, NET   (15.25)                         (60,578,863)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $397,339,636
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS            STATEMENTS OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  DISCIPLINED           EQUITY                    INTERNATIONAL
                                                                       GROWTH           INCOME            INDEX          EQUITY
                                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $176,864,299   $1,827,602,820   $1,767,843,137    $452,759,201
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................     21,154,836       74,618,356      212,187,464      32,499,510
   INVESTMENTS IN AFFILIATES .................................      3,091,087        7,770,431       45,995,448      14,367,873
                                                                 ------------   --------------   --------------    ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............    201,110,222    1,909,991,607    2,026,026,049     499,626,584
                                                                 ------------   --------------   --------------    ------------
   CASH ......................................................                               0                0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........              0                0                0               0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................              0                0           98,084               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................         59,158        3,255,387        2,216,012       3,014,061
   PREPAID EXPENSES AND OTHER ASSETS .........................              0           50,563           55,849           5,143
                                                                 ------------   --------------   --------------    ------------
TOTAL ASSETS .................................................    201,169,380    1,913,297,557    2,028,395,994     502,645,788
                                                                 ------------   --------------   --------------    ------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...              0                0           19,700               0
   FOREIGN TAXES PAYABLE .....................................              0                0                0          11,979
   PAYABLE FOR INVESTMENTS PURCHASED .........................              0                0                0       1,146,076
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....         39,034          876,756           85,041         389,269
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................          2,241              330              621           1,696
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................     21,154,836       74,618,356      212,187,464      32,499,510
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................         30,453                0                0               0
TOTAL LIABILITIES ............................................     21,226,564       75,495,442      212,292,826      34,048,530
                                                                 ------------   --------------   --------------    ------------
TOTAL NET ASSETS .............................................   $179,942,816   $1,837,802,115   $1,816,103,168    $468,597,258
                                                                 ============   ==============   ==============    ============
INVESTMENT AT COST ...........................................   $181,839,905   $1,475,587,968   $1,737,628,070    $412,541,705
                                                                 ============   ==============   ==============    ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $ 20,573,355   $   72,281,114   $  204,259,945    $ 31,324,462
                                                                 ------------   --------------   --------------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES --            WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    LARGE CAP      LARGE CAP    LARGE COMPANY
                                                                 APPRECIATION          VALUE           GROWTH       OVERSEAS
                                                                    PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $ 96,584,742   $202,934,244   $3,526,173,458   $156,038,400
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................     12,213,589     37,724,746      214,294,999      7,702,520
   INVESTMENTS IN AFFILIATES .................................      2,035,360     10,690,546       33,844,662        431,711
                                                                 ------------   ------------   --------------   ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............    110,833,691    251,349,536    3,774,313,119    164,172,631
                                                                 ------------   ------------   --------------   ------------
   CASH ......................................................              0              0                0              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........              0              0                0              0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................        447,208      2,725,549                0              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................         94,317        164,718        3,429,883        889,851
   PREPAID EXPENSES AND OTHER ASSETS .........................              0              0          143,303          1,225
                                                                 ------------   ------------   --------------   ------------
TOTAL ASSETS .................................................    111,375,216    254,239,803    3,811,730,967    165,063,707
                                                                 ------------   ------------   --------------   ------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...              0              0                0              0
   FOREIGN TAXES PAYABLE .....................................              5              0          358,346              0
   PAYABLE FOR INVESTMENTS PURCHASED .........................        249,788      3,740,497       33,844,662              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....         39,167         92,767        2,015,252        102,382
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................          2,219          1,325                0            800
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................     12,213,589     37,724,746      214,294,999      7,702,520
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................         58,270         15,808                0              0
TOTAL LIABILITIES ............................................     12,563,038     41,575,143      250,513,259      7,805,702
                                                                 ------------   ------------   --------------   ------------
TOTAL NET ASSETS .............................................   $ 98,812,178   $212,664,660   $3,561,217,708   $157,258,005
                                                                 ============   ============   ==============   ============
INVESTMENT AT COST ...........................................   $ 98,847,437   $234,735,036   $3,221,352,913   $142,369,774
                                                                 ============   ============   ==============   ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $ 12,139,056   $ 35,757,909   $  206,928,054   $  7,513,455
                                                                 ------------   ------------   --------------   ------------

                                                                    SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                        INDEX          GROWTH           VALUE
                                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $299,347,591    $808,116,110    $383,778,014
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................     81,879,447      97,376,128      59,830,206
   INVESTMENTS IN AFFILIATES .................................      9,730,045      28,125,851      14,310,279
                                                                 ------------    ------------    ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............    390,957,083     933,618,089     457,918,499
                                                                 ------------    ------------    ------------
   CASH ......................................................              0               0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........         69,400               0               0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................      1,718,878      13,205,625       1,845,564
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        191,668         226,353         196,515
   PREPAID EXPENSES AND OTHER ASSETS .........................              0           7,952               0
                                                                 ------------    ------------    ------------
TOTAL ASSETS .................................................    392,937,029     947,058,019     459,960,578
                                                                 ------------    ------------    ------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...              0               0               0
   FOREIGN TAXES PAYABLE .....................................              0               0               0
   PAYABLE FOR INVESTMENTS PURCHASED .........................        589,133      17,089,644       2,523,507
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....         31,579         571,940         241,710
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................          2,047           1,557           1,990
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................     81,879,447      97,376,128      59,830,206
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................          7,267               0          23,529
TOTAL LIABILITIES ............................................     82,509,473     115,039,269      62,620,942
                                                                 ------------    ------------    ------------
TOTAL NET ASSETS .............................................   $310,427,556    $832,018,750    $397,339,636
                                                                 ============    ============    ============
INVESTMENT AT COST ...........................................   $335,335,508    $813,512,143    $380,859,141
                                                                 ============    ============    ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $ 78,783,559    $ 92,665,711    $ 57,362,011
                                                                 ------------    ------------    ------------

WELLS FARGO MASTER PORTFOLIOS                        STATEMENTS OF OPERATIONS --
                                                        FOR THE SIX MONTHS ENDED
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DISCIPLINED         EQUITY                  INTERNATIONAL
                                                                   GROWTH         INCOME          INDEX          EQUITY
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................   $   478,286   $ 22,160,856   $ 14,839,960    $ 3,020,750
   INTEREST ...............................................             0            652         11,478              0
   INCOME FROM AFFILIATED SECURITIES ......................        24,379         37,236        124,004         40,266
   SECURITIES LENDING INCOME ..............................         6,840         52,520         98,397         38,827
                                                              -----------   ------------   ------------    -----------
TOTAL INVESTMENT INCOME ...................................       509,505     22,251,264     15,073,839      3,099,843
                                                              -----------   ------------   ------------    -----------

EXPENSES
   ADVISORY FEES ..........................................       467,159      6,868,527      1,288,928      2,428,401
   CUSTODY FEES ...........................................        12,458        183,161        171,857        242,840
   AUDIT FEES .............................................         8,473         11,531         11,029         12,534
   LEGAL FEES .............................................         7,551          7,551          7,551          7,551
   TRUSTEES' FEES .........................................         3,195          3,195          3,195          3,195
   OTHER FEES AND EXPENSES ................................         1,290         16,325          9,783          8,159
                                                              -----------   ------------   ------------    -----------
TOTAL EXPENSES ............................................       500,126      7,090,290      1,492,343      2,702,680
                                                              -----------   ------------   ------------    -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........      (289,815)    (2,010,233)    (1,072,627)      (466,799)
   NET EXPENSES ...........................................       210,311      5,080,057        419,716      2,235,881
                                                              -----------   ------------   ------------    -----------
NET INVESTMENT INCOME (LOSS) ..............................       299,194     17,171,207     14,654,123        863,962
                                                              -----------   ------------   ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................    10,181,133     99,383,033     12,055,797     26,595,398
   FUTURE TRANSACTIONS ....................................             0              0      2,330,796              0
                                                              -----------   ------------   ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................    10,181,133     99,383,033     14,386,593     26,595,398
                                                              -----------   ------------   ------------    -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................     6,725,878    171,345,843    185,653,277     56,352,766
   FORWARD FOREIGN CURRENCY CONTRACTS .....................             0              0              0       (253,793)
   FUTURE TRANSACTIONS ....................................             0              0        822,838              0
                                                              -----------   ------------   ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ............................................     6,725,878    171,345,843    186,476,115     56,098,973
                                                              ===========   ============   ============    ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....    16,907,011    270,728,876    200,862,708     82,694,371
                                                              -----------   ------------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................   $17,206,205   $287,900,083   $215,516,831    $83,558,333
                                                              ===========   ============   ============    ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ................   $         0   $    101,085   $          0    $   313,225
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON
       OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --                        WELLS FARGO MASTER PORTFOLIOS
FOR THE SIX MONTHS ENDED
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 LARGE CAP     LARGE CAP   LARGE COMPANY
                                                              APPRECIATION         VALUE          GROWTH      OVERSEAS
                                                                 PORTFOLIO     PORTFOLIO       PORTFOLIO   PORTFOLIO(2)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................   $   505,546    $ 1,889,903   $ 11,091,638    $ 1,423,910
   INTEREST ...............................................             0              0             77          9,723
   INCOME FROM AFFILIATED SECURITIES ......................        17,321         22,529        270,831         10,517
   SECURITIES LENDING INCOME ..............................         9,645         10,256        118,296          2,396
                                                              -----------    -----------   ------------    -----------
TOTAL INVESTMENT INCOME ...................................       532,512      1,922,688     11,480,842      1,446,546
                                                              -----------    -----------   ------------    -----------

EXPENSES
   ADVISORY FEES ..........................................       335,928        746,536     12,993,713        611,329
   CUSTODY FEES ...........................................         9,598         19,908        346,499         61,000
   AUDIT FEES .............................................         9,026          6,017         11,531          5,031
   LEGAL FEES .............................................         7,551          7,551          7,551              0
   TRUSTEES' FEES .........................................         3,195          3,009          3,195          2,515
   OTHER FEES AND EXPENSES ................................         1,504         15,216         16,737            831
                                                              -----------    -----------   ------------    -----------
TOTAL EXPENSES ............................................       366,802        798,237     13,379,226        680,706
                                                              -----------    -----------   ------------    -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........      (101,575)      (241,048)    (1,807,300)      (210,159)
   NET EXPENSES ...........................................       265,227        557,189     11,571,926        470,547
                                                              -----------    -----------   ------------    -----------
NET INVESTMENT INCOME (LOSS) ..............................       267,285      1,365,499        (91,084)       975,999
                                                              -----------    -----------   ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................     8,148,894      7,056,684     56,977,127      2,355,691
   FUTURE TRANSACTIONS ....................................             0              0              0              0
                                                              -----------    -----------   ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................     8,148,894      7,056,684     56,977,127      2,355,691
                                                              -----------    -----------   ------------    -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................     3,182,882     21,272,044    209,165,061     21,810,624
   FORWARD FOREIGN CURRENCY CONTRACTS .....................             0              0              0              0
   FUTURE TRANSACTIONS ....................................             0              0              0              0
                                                              -----------    -----------   ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ............................................     3,182,882     21,272,044    209,165,061     21,810,624
                                                              ===========    ===========   ============    ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....    11,331,776     28,328,728    266,142,188     24,166,315
                                                              -----------    -----------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................   $11,599,061    $29,694,227   $266,051,104    $25,142,314
                                                              ===========    ===========   ============    ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ................   $       694    $         0   $    358,346    $   150,557
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON
       OCTOBER 31, 2003.

                                                                SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                    INDEX          GROWTH           VALUE
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................   $ 1,126,536   $    693,930     $ 1,931,925
   INTEREST ...............................................        13,944            100               0
   INCOME FROM AFFILIATED SECURITIES ......................        97,459         88,351          50,119
   SECURITIES LENDING INCOME ..............................        56,320         74,400          32,294
                                                              -----------   ------------     -----------
TOTAL INVESTMENT INCOME ...................................     1,294,259        856,781       2,014,338
                                                              -----------   ------------     -----------

EXPENSES
   ADVISORY FEES ..........................................       352,217      3,526,878       1,576,122
   CUSTODY FEES ...........................................        28,177         78,375          35,025
   AUDIT FEES .............................................         8,473          9,525           8,473
   LEGAL FEES .............................................         7,551          7,551           7,551
   TRUSTEES' FEES .........................................         3,195          3,195           3,195
   OTHER FEES AND EXPENSES ................................         1,261          4,440           1,372
                                                              -----------   ------------     -----------
TOTAL EXPENSES ............................................       400,874      3,629,964       1,631,738
                                                              -----------   ------------     -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........      (201,277)      (387,291)       (306,834)
   NET EXPENSES ...........................................       199,597      3,242,673       1,324,904
                                                              -----------   ------------     -----------
NET INVESTMENT INCOME (LOSS) ..............................     1,094,662     (2,385,892)        689,434
                                                              -----------   ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................     8,521,043    113,774,200      16,940,937
   FUTURE TRANSACTIONS ....................................     2,507,510              0               0
                                                              -----------   ------------     -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................    11,028,553    113,774,200      16,940,937
                                                              -----------   ------------     -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .........................................    38,910,724     15,462,627      45,392,956
   FORWARD FOREIGN CURRENCY CONTRACTS .....................             0              0               0
   FUTURE TRANSACTIONS ....................................     1,417,025              0               0
                                                              -----------   ------------     -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ............................................    40,327,749     15,462,627      45,392,956
                                                              ===========   ============     ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....    51,356,302    129,236,827      62,333,893
                                                              -----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................   $52,450,964   $126,850,935     $63,023,327
                                                              ===========   ============     ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ................   $         0   $     10,715     $         0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON
       OCTOBER 31, 2003.

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       DISCIPLINED GROWTH PORTFOLIO
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED           YEAR ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................       68,952,232           56,814,141

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................          299,194              179,712
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       10,181,133              (64,187)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........        6,725,878           14,031,766
                                                                                     ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       17,206,205           14,147,291
                                                                                     ------------          -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................      104,210,277           16,389,552
   WITHDRAWALS .................................................................      (10,425,898)         (18,398,752)
                                                                                     ------------          -----------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...       93,784,379           (2,009,200)
                                                                                     ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      110,990,584           12,138,091
                                                                                     ============          ===========
ENDING NET ASSETS ..............................................................     $179,942,816          $68,952,232
                                                                                     ------------          -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                         EQUITY INCOME PORTFOLIO
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED           YEAR ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................    1,722,271,878        1,711,701,493

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................       17,171,207           36,000,448
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       99,383,033           50,225,235
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........      171,345,843          250,428,035
                                                                                   --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      287,900,083          336,653,718
                                                                                   --------------       --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................       29,410,273          210,108,839
   WITHDRAWALS .................................................................     (201,780,119)        (536,192,172)
                                                                                   --------------       --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...     (172,369,846)        (326,083,333)
                                                                                   --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      115,530,237           10,570,385
                                                                                   ==============       ==============
ENDING NET ASSETS ..............................................................   $1,837,802,115       $1,722,271,878
                                                                                   --------------       --------------

                                                                                             INDEX PORTFOLIO
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED           YEAR ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................    1,519,471,820        1,164,265,860

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................       14,654,123           23,010,345
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       14,386,593           14,525,511
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........      186,476,115          246,896,921
                                                                                   --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      215,516,831          284,432,777
                                                                                   --------------       --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................      183,195,630          258,211,867
   WITHDRAWALS .................................................................     (102,081,113)        (187,438,684)
                                                                                   --------------       --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...       81,114,517           70,773,183
                                                                                   --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      296,631,348          355,205,960
                                                                                   ==============       ==============
ENDING NET ASSETS ..............................................................   $1,816,103,168       $1,519,471,820
                                                                                   --------------       --------------

                                                                                      INTERNATIONAL EQUITY PORTFOLIO
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED           YEAR ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................      558,639,567          481,041,740

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................          863,962            4,337,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       26,595,398          (79,412,734)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........       56,098,973          168,496,802
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       83,558,333           93,421,885
                                                                                     ------------         ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................       22,606,510          158,117,683
   WITHDRAWALS .................................................................     (196,207,152)        (173,941,741)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...     (173,600,642)         (15,824,058)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (90,042,309)          77,597,827
                                                                                     ============         ============
ENDING NET ASSETS ..............................................................     $468,597,258         $558,639,567
                                                                                     ------------         ------------

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     LARGE CAP APPRECIATION PORTFOLIO
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED           YEAR ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................     87,988,404          63,323,538

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................        267,285             221,608
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................      8,148,894          (3,564,699)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........      3,182,882          15,929,531
                                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................     11,599,061          12,586,440
                                                                                    -----------        ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................      5,574,313          29,128,969
   WITHDRAWALS .................................................................     (6,349,600)        (17,050,543)
                                                                                    -----------        ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...       (775,287)         12,078,426
                                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................     10,823,774          24,664,866
                                                                                    ===========        ============
ENDING NET ASSETS ..............................................................    $98,812,178        $ 87,988,404
                                                                                    -----------        ------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 29, 2003.

(2)  THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                              LARGE CAP VALUE
                                                                                                PORTFOLIO(1)
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED         PERIOD ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................     176,504,265                  0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................       1,365,499             52,379
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       7,056,684             25,384
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........      21,272,044         (4,657,544)
                                                                                    ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      29,694,227         (4,579,781)
                                                                                    ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................      17,761,068        181,318,237
   WITHDRAWALS .................................................................     (11,294,900)          (234,191)
                                                                                    ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...       6,466,168        181,084,046
                                                                                    ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      36,160,395        176,504,265
                                                                                    ============       ============
ENDING NET ASSETS ..............................................................    $212,664,660       $176,504,265
                                                                                    ------------       ------------

                                                                                               LARGE COMPANY
                                                                                             GROWTH PORTFOLIO
                                                                                   -----------------------------------
                                                                                      (UNAUDITED)
                                                                                      FOR THE SIX              FOR THE
                                                                                     MONTHS ENDED           YEAR ENDED
                                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................    3,142,794,537      2,012,518,027

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................          (91,084)        (6,229,112)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       56,977,127        (64,373,898)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........      209,165,061        677,253,867
                                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      266,051,104        606,650,857
                                                                                   --------------     --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................      438,725,668        708,049,977
   WITHDRAWALS .................................................................     (286,353,601)      (184,424,324)
                                                                                   --------------     --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...      152,372,067        523,625,653
                                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      418,423,171      1,130,276,510
                                                                                   ==============     ==============
ENDING NET ASSETS ..............................................................   $3,561,217,708     $3,142,794,537
                                                                                   --------------     --------------

                                                                                   OVERSEAS PORTFOLIO(2)
                                                                                   ---------------------
                                                                                          (UNAUDITED)
                                                                                              FOR THE
                                                                                         PERIOD ENDED
                                                                                       MARCH 31, 2004
                                                                                   ---------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................                   0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................             975,999
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................           2,355,691
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........          21,810,624
                                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................          25,142,314
                                                                                        ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................................................         149,935,964
   WITHDRAWALS .................................................................         (17,820,273)
                                                                                        ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...         132,115,691
                                                                                        ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         157,258,005
                                                                                        ============
ENDING NET ASSETS ..............................................................        $157,258,005
                                                                                        ------------

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SMALL CAP INDEX PORTFOLIO
                                                             -----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX              FOR THE
                                                               MONTHS ENDED           YEAR ENDED
                                                             MARCH 31, 2004   SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ..................................     239,357,242        141,023,226

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................       1,094,662          1,430,041
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............      11,028,553          6,972,745
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ........................................      40,327,749         42,099,307
                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................      52,450,964         50,502,093
                                                              ------------       ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .........................................      38,352,719         81,762,912
   WITHDRAWALS ...........................................     (19,733,369)       (33,930,989)
                                                              ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ..................................      18,619,350         47,831,923
                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................      71,070,314         98,334,016
                                                              ============       ============
ENDING NET ASSETS ........................................    $310,427,556       $239,357,242
                                                              ------------       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                SMALL COMPANY GROWTH PORTFOLIO
                                                             -----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX              FOR THE
                                                               MONTHS ENDED           YEAR ENDED
                                                             MARCH 31, 2004   SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ..................................     673,051,277        470,274,154

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................      (2,385,892)        (1,931,579)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............     113,774,200         57,009,543
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ........................................      15,462,627        126,797,328
                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................     126,850,935        181,875,292
                                                              ------------       ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .........................................      71,248,909        117,055,759
   WITHDRAWALS ...........................................     (39,132,371)       (96,153,928)
                                                              ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ..................................      32,116,538         20,901,831
                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................     158,967,473        202,777,123
                                                              ============       ============
ENDING NET ASSETS ........................................    $832,018,750       $673,051,277
                                                              ------------       ============

                                                                SMALL COMPANY VALUE PORTFOLIO
                                                             -----------------------------------
                                                                (UNAUDITED)
                                                                FOR THE SIX              FOR THE
                                                               MONTHS ENDED         PERIOD ENDED
                                                             MARCH 31, 2004   SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------
   BEGINNING NET ASSETS ..................................     291,539,627        154,974,427

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................         689,434          1,581,492
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............      16,940,937         17,897,659
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ........................................      45,392,956         58,474,588
                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................      63,023,327         77,953,739
                                                              ------------       ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .........................................      64,787,892        108,693,698
   WITHDRAWALS ...........................................     (22,011,210)       (50,082,237)
                                                              ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ..................................      42,776,682         58,611,461
                                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................     105,800,009        136,565,200
                                                              ============       ============
ENDING NET ASSETS ........................................    $397,339,636       $291,539,627
                                                              ============       ============

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      ----------------------------------------------------------  PORTFOLIO
                                                      NET INVESTMENT        GROSS  EXPENSES       NET      TOTAL   TURNOVER
                                                       INCOME (LOSS)  EXPENSES(1)    WAIVED  EXPENSES  RETURN(3)       RATE
---------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       0.48%         0.80%      (0.47)%    0.33%     14.57%       59%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       0.28%         0.88%      (0.15)%    0.73%     25.65%      117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       0.27%         0.91%      (0.18)%    0.73%    (12.57)%     156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       0.15%         0.82%      (0.10)%    0.72%    (20.55)%     181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............       0.20%         0.84%      (0.09)%    0.75%     19.94%      106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................      (0.04)%        1.02%      (0.05)%    0.97%      0.07%       21%
JUNE 1, 1998 TO MAY 31, 1999 .......................       0.15%         1.02%      (0.05)%    0.97%      9.67%       90%

EQUITY INCOME
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       1.87%         0.77%      (0.22)%    0.55%     17.20%        8%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       2.01%         0.78%      (0.11)%    0.67%     20.66%        9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       1.61%         0.78%      (0.10)%    0.68%    (19.49)%      12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       1.29%         0.78%      (0.10)%    0.68%     (8.61)%       3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............       1.42%         0.76%      (0.09)%    0.67%      1.59%        9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................       1.43%         0.57%      (0.03)%    0.54%    (11.66)%       5%
JUNE 1, 1998 TO MAY 31, 1999 .......................       1.53%         0.57%      (0.02)%    0.55%     15.13%        3%

INDEX
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       1.71%         0.17%      (0.12)%    0.05%     14.06%        1%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       1.70%         0.18%      (0.05)%    0.13%     24.42%        3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       1.40%         0.18%      (0.05)%    0.13%    (20.52)%       4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       1.23%         0.18%      (0.05)%    0.13%    (26.56)%       2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............       1.13%         0.18%      (0.05)%    0.13%     13.21%        8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................       1.25%         0.23%      (0.05)%    0.18%     (2.92)%      11%
JUNE 1, 1998 TO MAY 31, 1999 .......................       1.35%         0.23%      (0.05)%    0.18%     20.78%        4%

INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       0.36%         1.11%      (0.19)%    0.92%     18.13%       20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       0.81%         1.12%      (0.03)%    1.09%     18.39%       75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       0.54%         1.26%      (0.02)%    1.24%    (19.04)%      38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       0.57%         1.31%      (0.04)%    1.27%    (28.86)%      33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............       0.06%         1.39%      (0.09)%    1.30%     21.90%       64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................       0.21%         1.40%      (0.00)%    1.40%     34.91%       11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999 ...............       1.92%         1.45%      (0.05)%    1.40%      3.84%       12%

LARGE CAP APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       0.56%         0.76%      (0.21)%    0.55%     13.17%       84%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       0.29%         0.81%      (0.09)%    0.72%     18.50%      153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       0.37%         0.88%      (0.16)%    0.72%    (20.04)%     123%
AUGUST 31, 2001(2) TO SEPTEMBER 30, 2001 ...........       1.51%         0.79%      (0.07)%    0.72%     (7.01)%      10%

LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       1.37%         0.80%      (0.24)%    0.56%     16.70%       67%
AUGUST 29, 2003(2) TO SEPTEMBER 30, 2003 ...........       0.64%         0.86%      (0.32)%    0.54%     (1.80)%       3%

LARGE COMPANY GROWTH
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......      (0.01)%        0.77%      (0.11)%    0.66%      8.53%        9%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............      (0.24)%        0.78%      (0.02)%    0.76%     27.90%       13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............      (0.34)%        0.78%       0.00%     0.78%    (22.32)%      18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............      (0.29)%        0.78%       0.00%     0.78%    (39.70)%      13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............      (0.30)%        0.77%       0.00%     0.77%     33.13%        9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................      (0.07)%        0.72%      (0.03)%    0.69%     (0.03)%       5%
JUNE 1, 1998 TO MAY 31, 1999 .......................      (0.19)%        0.72%      (0.01)%    0.71%     40.63%       28%

OVERSEAS
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 31, 2003(2) TO MARCH 31, 2004 (UNAUDITED) ..       1.60%         1.12%      (0.35)%    0.77%     17.00%       11%

SMALL CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       0.78%         0.28%      (0.14)%    0.14%     21.53%        8%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       0.74%         0.31%      (0.02)%    0.29%     27.79%       11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       0.57%         0.33%      (0.01)%    0.32%     (2.60)%      17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       0.90%         0.33%      (0.01)%    0.32%    (12.27)%      25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............       1.03%         0.34%      (0.01)%    0.33%     23.09%       42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................       0.53%         0.50%      (0.06)%    0.44%      0.53%       23%
JUNE 1, 1998 TO MAY 31, 1999 .......................       0.76%         0.48%      (0.04)%    0.44%     (7.28)%      26%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      ----------------------------------------------------------  PORTFOLIO
                                                      NET INVESTMENT        GROSS  EXPENSES       NET      TOTAL   TURNOVER
                                                       INCOME (LOSS)  EXPENSES(1)    WAIVED  EXPENSES  RETURN(3)       RATE
---------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......      (0.61)%        0.92%      (0.10)%    0.82%     18.69%       77%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............      (0.35)%        0.94%      (0.02)%    0.92%     37.90%      163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............      (0.40)%        0.94%       0.00%     0.94%    (19.95)%     169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............      (0.17)%        0.94%       0.00%     0.94%    (23.09)%     206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............      (0.28)%        0.94%       0.00%     0.94%     34.41%      203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................      (0.22)%        0.98%      (0.04)%    0.94%     (1.41)%      55%
JUNE 1, 1998 TO MAY 31, 1999 .......................      (0.25)%        0.98%       0.00%     0.98%    (10.45)%     154%

SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......       0.39%         0.93%      (0.18)%    0.75%     20.83%       24%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............       0.70%         0.95%      (0.16)%    0.79%     38.33%       80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............       0.68%         0.98%      (0.19)%    0.79%     (2.16)%      98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............       1.32%         0.97%      (0.18)%    0.79%     10.70%       90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............       1.37%         1.00%      (0.19)%    0.81%     14.05%      114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................       0.83%         1.04%      (0.04)%    1.00%     (4.23)%      28%
JUNE 1, 1998 TO MAY 31, 1999 .......................       0.76%         1.04%      (0.05)%    0.99%    (11.22)%      97%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   Commencement of operations.

(3) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios. These financial statements present the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. If trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2004, the following Fund(s) held futures contracts:

                                                                                           Net Unrealized
                                                             Expiration      Notional       Appreciation
Fund                        Contracts          Type             Date      Contract Value   (Depreciation)
INDEX PORTFOLIO              219 Long      S&P 500 Index      June 2004     61,588,275        (124,600)
SMALL CAP INDEX PORTFOLIO    48 Long    Russell 2000 Index    June 2004     14,174,400         345,000

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2004 are shown on the Statement of Assets and Liabilities.

      At March 31, 2004, cash collateral was invested as follows:

                                   Repurchase   Short-Term    Mid-Term       Money
Fund                               Agreements   Securities   Securities   Market Fund   Total
DISCIPLINED GROWTH PORTFOLIO           20%          72%           5%           3%        100%
EQUITY INCOME PORTFOLIO                31%          48%          19%           2%        100%
INDEX PORTFOLIO                        20%          66%          12%           2%        100%
INTERNATIONAL EQUITY PORTFOLIO         25%          64%           7%           4%        100%
LARGE CAP APPRECIATION PORTFOLIO       18%          76%           4%           2%        100%
LARGE CAP VALUE PORTFOLIO              15%          66%          17%           2%        100%
LARGE COMPANY GROWTH PORTFOLIO         19%          58%          20%           3%        100%
SMALL CAP INDEX PORTFOLIO              25%          65%           6%           4%        100%
SMALL COMPANY GROWTH PORTFOLIO         25%          62%          11%           2%        100%
SMALL COMPANY VALUE PORTFOLIO          23%          66%           8%           3%        100%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                 Sub-Advisory
                                   Advisory Fees                                                                  Fees (% of
                                   (% of Average                                          Average Daily         Average Daily
Portfolio                        Daily Net Assets)            Sub-Adviser                   Net Assets           Net Assets)
DISCIPLINED GROWTH PORTFOLIO            0.75             Smith Asset Management             $0 - $200 million        0.30
                                                                                          $200 - $500 million        0.20
                                                                                               > $500 million        0.15

EQUITY INCOME PORTFOLIO                 0.75            Wells Capital Management            $0 - $200 million        0.25
                                                                                          $200 - $400 million        0.20
                                                                                               > $400 million        0.15

INDEX PORTFOLIO                         0.15            Wells Capital Management            $0 - $200 million        0.02
                                                                                               > $200 million        0.01

INTERNATIONAL EQUITY PORTFOLIO          1.00            Wells Capital Management            $0 - $200 million        0.35
                                                                                               > $200 million        0.25

LARGE CAP APPRECIATION                  0.70           Cadence Capital Management           $0 - $250 million        0.30
PORTFOLIO                                                                                 $250 - $500 million        0.20
                                                                                    $500 million - $1 billion        0.15
                                                                                                 > $1 billion        0.10

LARGE CAP VALUE PORTFOLIO               0.75                 Systematic Financial           $0 - $150 million        0.30
                                                                       Management         $150 - $350 million        0.20
                                                                                          $350 - $750 million        0.15
                                                                                     $750 million -$1 billion        0.13
                                                                                                 > $1 billion        0.10

LARGE COMPANY                           0.75         Peregrine Capital Management            $0 - $25 million        0.75
GROWTH PORTFOLIO                                                                            $25 - $50 million        0.60
                                                                                           $50 - $275 million        0.50
                                                                                               > $275 million        0.30

OVERSEAS PORTFOLIO                      1.00              LSV Asset Management              $0 - $150 million        0.35
                                                                                          $150 - $500 million        0.40
                                                                                          $500 - $750 million        0.35
                                                                                     $750 million -$1 billion       0.325
                                                                                                 > $1 billion        0.30

SMALL CAP INDEX PORTFOLIO               0.25            Wells Capital Management            $0 - $200 million        0.02
                                                                                               > $200 million        0.01

SMALL COMPANY                           0.90         Peregrine Capital Management            $0 - $50 million        0.90
GROWTH PORTFOLIO                                                                           $50 - $180 million        0.75
                                                                                          $180 - $340 million        0.65
                                                                                          $340 - $685 million        0.50
                                                                                          $685 - $735 million        0.52
                                                                                               > $735 million        0.55

SMALL COMPANY VALUE PORTFOLIO           0.90         Peregrine Capital Management           $0 - $175 million        0.50
                                                                                               > $175 million        0.75

     ADMINISTRATION AND TRANSFER AGENT FEES

               Currently, there are no administration or transfer agency fees charged to the Master Trust.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

Fund                                               % of Average Daily Net Assets

INTERNATIONAL EQUITY PORTFOLIO                                  0.10%
OVERSEAS PORTFOLIO                                              0.10%
ALL OTHER FUNDS                                                 0.02%

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2004, were as follows:

Portfolio                                     Purchases at Cost   Sales Proceeds

DISCIPLINED GROWTH PORTFOLIO                     $163,444,936      $ 69,523,733
EQUITY INCOME PORTFOLIO                           151,739,961       313,196,485
INDEX PORTFOLIO                                   117,134,211        22,487,826
INTERNATIONAL EQUITY PORTFOLIO                     95,947,012       278,150,055
LARGE CAP APPRECIATION PORTFOLIO                   78,120,373        77,625,379
LARGE CAP VALUE PORTFOLIO                         129,868,420       129,157,664
LARGE COMPANY GROWTH PORTFOLIO                    451,548,812       289,752,626
OVERSEAS PORTFOLIO                                148,610,735        16,967,680
SMALL CAP INDEX PORTFOLIO                          58,587,235        20,841,239
SMALL COMPANY GROWTH PORTFOLIO                    602,373,920       587,022,856
SMALL COMPANY VALUE PORTFOLIO                     119,178,715        82,643,381

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

----------------------------------------------------------------------------------------------
                  POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE      LENGTH OF SERVICE ***   PAST FIVE YEARS                  OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------
Robert C. Brown   Trustee since 1992      Retired. Director, Federal       None
72                                        Farm Credit Banks Funding
                                          Corporation and Farm Credit
                                          System Financial Assistance
                                          Corporation until February
                                          1999.
----------------------------------------------------------------------------------------------
J. Tucker Morse   Trustee since 1987      Private Investor/Real Estate     None
59                                        Developer; Chairman of White
                                          Point Capital, LLC.
----------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------
                    POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE ***   PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------
Thomas S. Goho      Trustee since 1987      Wake Forest University,          None
61                                          Calloway School of Business
                                            and Accountancy, Benson-Pruitt
                                            Professorship since 1999,
                                            Associate Professor of Finance
                                            1994 - 1999.
------------------------------------------------------------------------------------------------
Peter G. Gordon     Trustee since 1998      Chairman, CEO, and Co-Founder    None
61                  (Lead Trustee since     of Crystal Geyser Water
                    2001)                   Company and President of
                                            Crystal Geyser Roxane Water
                                            Company.
------------------------------------------------------------------------------------------------
Richard M. Leach    Trustee since 1987      Retired. Prior thereto,          None
70                                          President of Richard M. Leach
                                            Associates (a financial
                                            consulting firm).
------------------------------------------------------------------------------------------------
Timothy J. Penny    Trustee since 1996      Senior Counselor to the public   None
52                                          relations firm of Himle-Horner
                                            and Senior Fellow at the
                                            Humphrey Institute,
                                            Minneapolis, Minnesota (a
                                            public policy organization).
------------------------------------------------------------------------------------------------
Donald C. Willeke   Trustee since 1996      Principal in the law firm of     None
63                                          Willeke & Daniels.
------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE       PAST FIVE YEARS                  OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of      None
45                                           Wells Fargo Bank, N.A.
                                             President of Wells Fargo Funds
                                             Management, LLC. Senior Vice
                                             President and Chief
                                             Administrative Officer of
                                             Wells Fargo Funds Management,
                                             LLC from 2001 to 2003. Vice
                                             President of Wells Fargo Bank,
                                             N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer, since 2003   Senior Vice President of Wells   None
35                                           Fargo Bank, N.A. Senior Vice
                                             President of Operations for
                                             Wells Fargo Funds Management,
                                             LLC. Prior thereto, Operations
                                             Manager at Scudder Weisel
                                             Capital, LLC (2000 to 2001),
                                             Director of Shareholder
                                             Services at BISYS Fund
                                             Services (1999 to 2000) and
                                             Assistant Vice President of
                                             Operations with Nicholas-
                                             Applegate Capital Management
                                             (1993 to 1999).
--------------------------------------------------------------------------------------------------
C. David Messman      Secretary, since 2000  Senior Vice President and        None
43                                           Counsel of Wells Fargo Bank,
                                             N.A. Senior Vice President and
                                             Secretary of Wells Fargo Funds
                                             Management, LLC. Vice
                                             President and Counsel of Wells
                                             Fargo Bank, N.A. since 1996.
--------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                    WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
Connie Lee -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
STEERS     -- STRUCTURED ENHANCED RETURN TRUST
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

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

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

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

More information about WELLS FARGO       This report and the financial
FUNDS(R) is available free upon          statements contained herein are
request. to obtain literature, please    submitted for the general information
write or call:                           of the shareholders of the WELLS FARGO
                                         FUNDS. If this report is used for
WELLS FARGO FUNDS                        Promotional purposes, distribution of
Po Box 8266                              the report must be accompanied or
Boston, Ma 02266-8266                    preceded by a current prospectus. for a
                                         prospectus containing more complete
WELLS FARGO FUNDS Investor Services:     information, including charges and
1-800-222-8222 or visit our web site     expenses, call 1-800-222-8222. Please
At www.wellsfargofunds.com.              consider the investment objectives,
                                         risks, charges and expenses of the
                                         investmEnt carefully before investing.
                                         This and other information about WELLS
                                         FARGO FUNDS can be found in the current
                                         prospectus. Read the prospectus
                                         carefully before you invest or send
                                         money.

                                         Wells Fargo Funds Management, LlC, a
                                         wholly-owned subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and administrative services for the
                                         WELLS FARGO FUNDS. Other affiliates of
                                         Wells Fargo & Company provide
                                         sub-advisory and other services for the
                                         funds. The funds are distributed by
                                         STEPHENS INC., Member NYSE/SIPC. Wells
                                         Fargo & Company and its affiliates are
                                         not affiliated with Stephens Inc.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 001 (05/04)

                                                                        [LOGO]
                                                                        WELLS
                                                                        FARGO

                                                                        FUNDS

Wells Fargo ASSET ALLOCATION FUNDS

SEMI-ANNUAL REPORT

               WELLS FARGO ASSET ALLOCATION FUND
               WELLS FARGO GROWTH BALANCED FUND
               WELLS FARGO INDEX ALLOCATION FUND
               WELLS FARGO MODERATE BALANCED FUND
               WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND
               WELLS FARGO STRATEGIC INCOME FUND

                                                                  MARCH 31, 2004

                                              WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND .................................................     2
   GROWTH BALANCED FUND ..................................................     4
   INDEX ALLOCATION FUND .................................................     6
   MODERATE BALANCED FUND ................................................     8
   STRATEGIC GROWTH ALLOCATION FUND ......................................    10
   STRATEGIC INCOME FUND .................................................    12

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND .................................................    14
   GROWTH BALANCED FUND ..................................................    29
   INDEX ALLOCATION FUND .................................................    30
   MODERATE BALANCED FUND ................................................    45
   STRATEGIC GROWTH ALLOCATION FUND ......................................    46
   STRATEGIC INCOME FUND .................................................    47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................    48
   STATEMENTS OF OPERATIONS ..............................................    50
   STATEMENTS OF CHANGES IN NET ASSETS ...................................    52
   FINANCIAL HIGHLIGHTS ..................................................    56

NOTES TO FINANCIAL HIGHLIGHTS ............................................    62
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS ............................................    63
--------------------------------------------------------------------------------

                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO ..........................................    69
   EQUITY INCOME PORTFOLIO ...............................................    72
   INDEX PORTFOLIO .......................................................    75
   INTERNATIONAL EQUITY PORTFOLIO ........................................    90
   LARGE CAP APPRECIATION PORTFOLIO ......................................    94
   LARGE CAP VALUE PORTFOLIO .............................................    98
   LARGE COMPANY GROWTH PORTFOLIO ........................................   102
   OVERSEAS PORTFOLIO ....................................................   104
   SMALL CAP INDEX PORTFOLIO .............................................   109
   SMALL COMPANY GROWTH PORTFOLIO ........................................   126
   SMALL COMPANY VALUE PORTFOLIO .........................................   132

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................   138
   STATEMENTS OF OPERATIONS ..............................................   140
   STATEMENTS OF CHANGES IN NET ASSETS ...................................   142
   FINANCIAL HIGHLIGHTS ..................................................   148

NOTES TO FINANCIAL STATEMENTS ............................................   151
--------------------------------------------------------------------------------

OTHER INFORMATION ........................................................   155
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS ....................................................   157
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

SHAREHOLDER LETTER                            WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Asset Allocation Funds semi-annual report for the six-month period ended March 31, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY: A MODERATE, JOBLESS RECOVERY
--------------------------------------------------------------------------------

      Robust consumer spending and the strong performance in the housing and manufacturing sectors supported the economic expansion and countered the lack of job creation during the reporting period. Increased tax refunds and gains in household wealth from the past year's stock market rally bolstered consumer spending, while lower mortgage rates made housing more affordable and increased household cash flow. Finally, domestic spending, solid growth of exports amid the global economic recovery, and the weaker dollar's positive impact on U.S. competitiveness abroad helped the manufacturing sector.

      The Federal Reserve Board (the Fed) kept short-term interest rates at 1% during the period, the lowest level in more than 45 years. The Fed maintained the low rates as the economy continued to experience a moderate, jobless recovery with little threat of inflation. By the end of the reporting period, business confidence also had improved and corporate earnings continued to grow, signaling an increase in capital spending and the possibility of employment growth.

STOCKS:UPWARD MOMENTUM
--------------------------------------------------------------------------------

      The S&P 500 Index finished the reporting period with a 14.07% gain. In eight of the ten S&P 500 sectors, over two-thirds of the stocks surpassed previous market highs (technology and telecommunications were the exceptions). As consumer confidence improved and investors became more willing to assume risk, small cap stocks outperformed large cap stocks. In addition, international stocks outperformed domestic stocks due to the U.S. dollar's steep decline in the currency market.

ECONOMIC RECOVERY DAMPENS THE BOND MARKET

      Bond returns continued to lag behind stock returns, finishing the period with a 2.98% gain as measured by the Lehman Brothers Aggregate Bond Index. An improving economy, generally a positive sign for stocks, is typically more challenging for bonds because interest rates often rise as the economy strengthens; and as interest rates rise, bond prices fall. Looking ahead, increasing federal budget deficits are a major concern, since massive U.S. Government borrowing could exert upward pressure on interest rates.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Presidential election years have historically witnessed positive gains in the stock market. Continuing economic growth, gradually rising employment rates, low inflation and higher corporate profits could carry the stock market's momentum well into this presidential year. The potential for increased interest rates and rising inflation could propel large cap stocks into the forefront and negatively affect bond returns in the near term. Despite the fact that consumer confidence and business spending are rising, investors continue to seem unconvinced about the economic recovery, which could affect the recovery's sustainability.

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. The Wells Fargo Asset Allocation Funds are designed with the expectation that they will help provide investors with the diversification they need to reach their long-term investment goals.

      Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

 Sincerely,


 /s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen G. Blomster, CFA;                11/13/86
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.80%(1) for the six-month period ended March 31, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 14.07%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned 4.38%. The Fund's Class A shares distributed $0.17 per share in dividend income and $0.27 per share in capital gains during the period.

      During the reporting period, the Fund's stock holdings significantly outperformed its bond holdings. Bond yields decreased throughout the period, with long-term U.S. Treasuries generating a 4.4% return.

      The Fund's stock holdings seek to replicate those of the S&P 500 Index, while its bond holdings seek to replicate those of the Lehman Brothers 20+ Treasury Index. The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists, maintained its 25% overweight position toward stocks during the period.

      To maintain the Fund's overweight position toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. Throughout the six-month period the Fund was at a maximum equity overweight with an effective target allocation of 85% stocks and 15% bonds. With stocks outperforming bonds, the Fund's 25% TAA overweight position toward stocks added to its performance during the six-month period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with optimism regarding the strength of the economy and corporate earnings and ended with concerns over disappointing job gains, which put a damper on the stock market. As the economy continued to experience a moderate, jobless recovery with little threat of inflation, the Federal Reserve Board, maintained low rates throughout the six-month period. In this environment the Fund's stock holdings contributed more significantly to performance than its bond holdings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Since massive U.S. Government borrowing could exert upward pressure on interest rates in the months ahead, the increasing federal budget deficits are a major concern. Despite the rally in stock prices during the reporting period, the TAA Model indicates that stocks are still attractive relative to bonds. As a result, the Fund will remain at a maximum overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Asset Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

      Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Asset Allocation Fund - Class A      5.36     20.83    0.45      8.93      11.80     28.21    1.64      9.58
Wells Fargo Asset Allocation Fund - Class B      6.38     22.19    0.50      8.84      11.38     27.19    0.89      8.84
Wells Fargo Asset Allocation Fund - Class C     10.39     26.35    0.88      8.84      11.39     27.35    0.88      8.84
Wells Fargo Asset Allocation Fund -
   Institutional Class                                                                 11.93     28.50    1.74      9.63

Benchmarks
   S&P 500 Index                                                                       14.07     35.11   (1.20)    11.68
   Lehman Brothers 20+ Treasury Index                                                   4.38      6.54    8.45      9.27

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

U.S. Treasury Bond, 6.13%, 11/15/27                                        2.80%
U.S. Treasury Bond, 6.25%, 5/15/30                                         2.32%
U.S. Treasury Bond, 5.38%, 2/15/31                                         2.08%
U.S. Treasury Bond, 6.00%, 2/15/26                                         1.72%
U.S. Treasury Bond, 6.88%, 8/15/25                                         1.52%
U.S. Treasury Bond, 6.13%, 8/15/29                                         1.43%
U.S. Treasury Bond, 6.50%, 11/15/26                                        1.43%
U.S. Treasury Bond, 5.50%, 8/15/28                                         1.39%
U.S. Treasury Bond, 7.63%, 2/15/25                                         1.38%
U.S. Treasury Bond, 7.50%, 11/15/24                                        1.38%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                        7%
Consumer Staples                                                              7%
Energy                                                                        3%
Financial Services                                                           13%
Health Care                                                                   8%
Industrials                                                                   6%
Information Technology                                                       10%
Materials                                                                     2%
U.S. Treasury Securities                                                     40%
Telecommunications Services                                                   2%
Utilities                                                                     2%

FUND CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.69
Average Coupon of Bond Portfolio                                           6.20%
Average Maturity of Bond Portfolio                                  23.64 years
Average Duration of Bond Portfolio                                  12.58 years
Portfolio Turnover                                                            1%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo        Wells Fargo     Lehman Brothers
           Asset Allocation   Asset Allocation      20+ Year
             Fund Class A       Fund Class I      Treasury Index   S&P 500 Index
           ----------------   ----------------   ---------------   -------------

 3/31/94           9425              10000          $10,000           $10,000
 4/30/94           9398               9972           $9,876           $10,128
 5/31/94           9435              10011           $9,795           $10,293
 6/30/94           9271               9837           $9,693           $10,041
 7/31/94           9570              10154          $10,052           $10,371
 8/31/94           9725              10319           $9,953           $10,796
 9/30/94           9443              10019           $9,613           $10,532
 10/31/94          9519              10099           $9,582           $10,769
 11/30/94          9416               9991           $9,650           $10,376
 12/31/94          9562              10146           $9,809           $10,530
 1/31/95           9808              10407          $10,075           $10,803
 2/28/95          10117              10734          $10,358           $11,224
 3/31/95          10297              10926          $10,456           $11,555
 4/30/95          10523              11165          $10,645           $11,895
 5/31/95          11067              11742          $11,522           $12,369
 6/30/95          11238              11924          $11,662           $12,656
 7/31/95          11384              12078          $11,455           $13,076
 8/31/95          11460              12159          $11,729           $13,108
 9/30/95          11758              12475          $11,961           $13,661
 10/31/95         11817              12538          $12,320           $13,612
 11/30/95         12152              12894          $12,641           $14,209
 12/31/95         12353              13107          $13,005           $14,483
 1/31/96          12573              13341          $12,990           $14,975
 2/29/96          12508              13271          $12,300           $15,115
 3/31/96          12535              13300          $12,035           $15,260
 4/30/96          12546              13312          $11,821           $15,484
 5/31/96          12654              13427          $11,758           $15,882
 6/30/96          12796              13577          $12,021           $15,942
 7/31/96          12512              13276          $12,021           $15,238
 8/31/96          12500              13263          $11,849           $15,559
 9/30/96          12988              13780          $12,194           $16,434
 10/31/96         13434              14254          $12,705           $16,887
 11/30/96         14150              15013          $13,159           $18,162
 12/31/96         13793              14635          $12,815           $17,803
 1/31/97          14072              14931          $12,700           $18,915
 2/28/97          14105              14966          $12,703           $19,063
 3/31/97          13629              14461          $12,354           $18,281
 4/30/97          14159              15024          $12,668           $19,371
 5/31/97          14636              15529          $12,814           $20,549
 6/30/97          15055              15974          $13,082           $21,469
 7/31/97          16112              17096          $13,921           $23,176
 8/31/97          15400              16340          $13,491           $21,878
 9/30/97          16032              17010          $13,891           $23,075
 10/31/97         16011              16988          $14,402           $22,304
 11/30/97         16531              17540          $14,628           $23,337
 12/31/97         16829              17856          $14,888           $23,738
 1/31/98          17080              18122          $15,200           $23,999
 2/28/98          17893              18985          $15,079           $25,730
 3/31/98          18546              19678          $15,109           $27,047
 4/30/98          18672              19812          $15,160           $27,323
 5/31/98          18583              19717          $15,480           $26,853
 6/30/98          19274              20450          $15,888           $27,943
 7/31/98          19080              20244          $15,798           $27,647
 8/31/98          17230              18282          $16,570           $23,652
 9/30/98          18204              19316          $17,181           $25,168
 10/31/98         19276              20453          $16,888           $27,214
 11/30/98         20228              21463          $17,044           $28,864
 12/31/98         21134              22424          $17,005           $30,526
 1/31/99          21873              23208          $17,166           $31,802
 2/28/99          21084              22371          $16,249           $30,813
 3/31/99          21684              23007          $16,177           $32,046
 4/30/99          22311              23672          $16,190           $33,286
 5/31/99          21849              23182          $15,933           $32,500
 6/30/99          22461              23832          $15,738           $34,304
 7/31/99          21964              23304          $15,648           $33,233
 8/31/99          21840              23173          $15,575           $33,068
 9/30/99          21528              22842          $15,688           $32,162
 10/31/99         22303              23664          $15,689           $34,198
 11/30/99         22495              23868          $15,570           $34,892
 12/31/99         23139              24552          $15,294           $36,947
 1/31/00          22652              24025          $15,561           $35,093
 2/29/00          22817              24201          $16,113           $34,429
 3/31/00          24469              25963          $16,716           $37,796
 4/30/00          23921              25381          $16,558           $36,659
 5/31/00          23519              24955          $16,475           $35,907
 6/30/00          24073              25542          $16,832           $36,794
 7/31/00          23984              25448          $17,166           $36,220
 8/31/00          25107              26638          $17,584           $38,469
 9/30/00          24102              25572          $17,284           $36,438
 10/31/00         24161              25635          $17,572           $36,285
 11/30/00         23132              24544          $18,168           $33,426
 12/31/00         23367              24794          $18,593           $33,590
 1/31/01          23958              25420          $18,591           $34,782
 2/28/01          22390              23757          $18,919           $31,614
 3/31/01          21287              22587          $18,767           $29,612
 4/30/01          22310              23672          $18,178           $31,910
 5/31/01          22461              23821          $18,209           $32,124
 6/30/01          22130              23481          $18,397           $31,343
 7/31/01          22238              23595          $19,123           $31,036
 8/31/01          21449              22758          $19,582           $29,097
 9/30/01          20361              21591          $19,627           $26,748
 10/31/01         20981              22260          $20,794           $27,259
 11/30/01         21699              23021          $19,692           $29,350
 12/31/01         21687              23008          $19,267           $29,608
 1/31/02          21524              22836          $19,537           $29,176
 2/28/02          21291              22589          $19,752           $28,613
 3/31/02          21556              22870          $18,839           $29,689
 4/30/02          20984              22275          $19,612           $27,890
 5/31/02          20879              22164          $19,614           $27,686
 6/30/02          20173              21415          $19,961           $25,715
 7/31/02          19139              20320          $20,593           $23,712
 8/31/02          19339              20544          $21,669           $23,866
 9/30/02          17673              18765          $22,629           $21,274
 10/31/02         18877              20054          $21,785           $23,144
 11/30/02         19798              21031          $21,608           $24,505
 12/31/02         18885              20061          $22,544           $23,066
 1/31/03          18445              19607          $22,474           $22,464
 2/28/03          18232              19381          $23,184           $22,127
 3/31/03          18346              19512          $22,797           $22,340
 4/30/03          19622              20866          $23,089           $24,181
 5/31/03          20623              21942          $24,569           $25,453
 6/30/03          20755              22073          $24,065           $25,778
 7/31/03          20707              22034          $21,586           $26,232
 8/31/03          21102              22454          $22,057           $26,744
 9/30/03          21039              22401          $23,268           $26,460
 10/31/03         21928              23347          $22,549           $27,955
 11/30/03         22085              23526          $22,680           $28,201
 12/31/03         23068              24575          $22,949           $29,679
 1/31/04          23472              25006          $23,411           $30,225
 2/29/04          23779              25345          $23,919           $30,645
 3/31/04          23522              25074          $24,285           $30,182
--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO GROWTH BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISER                                    SUB-ADVISER
   Wells Fargo Funds Management, LLC          Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management                 Peregrine Capital Management, Inc.
   Galliard Capital Management, Inc.          Smith Asset Management, L.P.
   LSV Asset Management                       Systematic Financial Management, L.P.
   Wells Capital Management Incorporated

FUND MANAGERS                              INCEPTION DATE
   Collectively Managed                       04/30/89

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.78%(1), excluding sales charges, for the six-month period ended March 31, 2004, underperforming the S&P 500 Index(2) which returned 14.07%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 2.98%. The Fund's Class A shares distributed $0.58 per share in dividend income and no capital gains during the period.

      The Fund's stock holdings significantly outperformed its bond holdings during the six-month period ended March 31, 2004. Bond yields decreased throughout the period. The stock market gains were broad-based, with international stocks leading the way during the reporting period, followed closely by small cap and value stocks.

      The Tactical Asset Allocation (TAA) Model used by the Fund seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. The TAA Model maintained a 15% overweight position toward stocks throughout the six-month period. In maintaining the overweight position toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the Fund's underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With the futures overlay, the Fund had an effective target allocation of 80% stocks and 20% bonds. With stocks outperforming long-term U.S. Treasury bonds during the reporting period, the 15% overweight position toward stocks increased the Fund's incremental return.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with optimism regarding the strength of the economy and corporate earnings and ended with concerns over disappointing job gains, which put a damper on the stock market. As the economy continued to experience a moderate, jobless recovery with little threat of inflation, the Federal Reserve Board, maintained low rates throughout the period ended March 31, 2004. In this environment the Fund's stock holdings contributed more significantly to performance than its bond holdings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be attractive relative to bonds at this time. As a result, the Fund will maintain its current maximum overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Balanced Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

     Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                    Including Sales Charge                 Excluding Sales Charge
                                             ------------------------------------   ------------------------------------
                                             6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                             --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Balanced Fund - Class A      5.36     22.62    2.55      9.51      11.78     30.10     3.77    10.16
Wells Fargo Growth Balanced Fund - Class B      6.36     24.11    2.64      9.35      11.36     29.11     3.00     9.35
Wells Fargo Growth Balanced Fund - Class C     10.38     28.08    3.02      9.37      11.38     29.08     3.02     9.37
Wells Fargo Growth Balanced Fund -
   Institutional Class                                                                11.94     30.41     4.00    10.30

Benchmarks
   S&P 500 Index                                                                      14.07     35.11    (1.20)   11.68
   Lehman Brothers Aggregate Bond Index                                                2.98      5.40     7.29     7.54

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

U.S. Treasury Bonds, 5.38%, 2/15/31                                        1.15%
U.S. Treasury Bonds, 5.25%, 11/15/28                                       1.03%
Microsoft Corporation                                                      1.03%
GNMA Series 2003-38 Class JC, 7.08%, 4/16/24                               1.02%
Pfizer Incorporated                                                        1.01%
American International Group Incorporated                                  0.95%
Intel Corporation                                                          0.81%
U.S. Treasury Bonds, 5.25%, 2/15/29                                        0.81%
General Electric Company                                                   0.80%
Cisco Systems Incorporated                                                 0.75%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                     AA
Average Maturity                                                      9.17 years
Duration                                                              5.14 years

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.86
Dividend Yield                                                             0.99%
Price to Earnings Ratio (trailing 12 months)                              20.89x
Price to Book Ratio                                                        3.17x
Median Market Cap ($B)                                                   $24.68
5-Year Earnings Growth (historic)                                          9.79%
Portfolio Turnover                                                           42%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

GROWTH OF $10,000 CHART(7) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

              Wells Fargo       Wells Fargo                    Lehman Brothers
           Growth Balanced   Growth Balanced                      Aggregate
             Fund Class A      Fund Class I    S&P 500 Index     Bond Index
           ---------------   ---------------   -------------   ---------------
3/31/94          9425              10000            10000            10000
4/30/94          9484              10063          10128.2             9920
5/31/94          9527              10108          10293.3          9919.01
6/30/94          9325               9893            10041          9897.19
7/31/94          9559              10142          10370.8          10094.1
8/31/94          9869              10471            10796          10106.2
9/30/94          9727              10321            10532          9957.69
10/31/94         9808              10406          10768.6          9948.73
11/30/94         9618              10204          10376.5          9926.84
12/31/94         9688              10279          10530.3          9995.34
1/31/95          9770              10366          10803.2          10193.2
2/28/95          9997              10607          11223.8          10435.8
3/31/95         10198              10820          11554.5          10499.5
4/30/95         10377              11010          11894.5          10646.5
5/31/95         10670              11321            12369          11058.5
6/30/95         10920              11586            12656          11139.2
7/31/95         11246              11931          13075.5          11114.7
8/31/95         11294              11983          13108.3          11249.2
9/30/95         11625              12334          13661.1          11358.3
10/31/95        11527              12230          13612.4            11506
11/30/95        11826              12547          14209.3          11678.6
12/31/95        11941              12669            14483          11842.1
1/31/96         12193              12936          14975.5          11920.2
2/29/96         12288              13037          15114.7          11712.8
3/31/96         12377              13132          15259.8          11630.9
4/30/96         12589              13358          15484.2          11565.7
5/31/96         12780              13560          15882.1          11542.6
6/30/96         12786              13566          15942.5          11697.2
7/31/96         12377              13132          15237.8          11728.8
8/31/96         12546              13310          15559.3          11708.9
9/30/96         13044              13839          16433.8          11912.6
10/31/96        13135              13964          16887.3          12177.1
11/30/96        13763              14599          18162.3          12385.3
12/31/96        13642              14474          17802.7          12270.1
1/31/97         14097              14956          18915.4          12308.2
2/28/97         14097              14956          19062.9          12338.9
3/31/97         13654              14487          18281.3            12202
4/30/97         14109              14969          19370.9            12385
5/31/97         14802              15704          20548.6          12502.7
6/30/97         15334              16268          21469.2          12651.5
7/31/97         16206              17194            23176            12993
8/31/97         15566              16516          21878.2          12882.6
9/30/97         16266              17257          23074.9            13072
10/31/97        15949              16921          22304.2          13261.5
11/30/97        16237              17245          23336.9          13322.5
12/31/97        16477              17481          23738.3          13457.1
1/31/98         16695              17712          23999.4          13629.3
2/28/98         17437              18500          25729.8          13618.4
3/31/98         17956              19050          27047.1          13664.7
4/30/98         18154              19261            27323          13735.8
5/31/98         17969              19064            26853          13866.3
6/30/98         18430              19553          27943.3          13984.1
7/31/98         18205              19315          27647.1          14013.5
8/31/98         16579              17590          23652.1          14241.9
9/30/98         17264              18317          25168.2          14575.2
10/31/98        18284              19397          27214.3          14497.9
11/30/98        19240              20416          28863.5          14580.6
12/31/98        20163              21405          30526.1          14624.3
1/31/99         20672              21950          31802.1          14728.1
2/28/99         20118              21369            30813          14470.4
3/31/99         20621              21900          32045.5            14550
4/30/99         21150              22466          33285.7          14596.5
5/31/99         20876              22187          32500.2          14468.1
6/30/99         21628              22983          34303.9          14421.8
7/31/99         21309              22646            33233          14361.2
8/31/99         21137              22474          33068.5            14354
9/30/99         20819              22136            32162          14520.6
10/31/99        21494              22861          34197.9          14574.3
11/30/99        21971              23370          34892.1          14572.8
12/31/99        22606              24055          36947.3          14502.9
1/31/00         22237              23660          35092.5            14455
2/29/00         22551              24001          34429.3          14629.9
3/31/00         23721              25248          37796.4            14823
4/30/00         23386              24899          36658.8            14780
5/31/00         23071              24566          35907.3          14772.7
6/30/00         23652              25193          36794.2          15079.9
7/31/00         23625              25162          36220.2          15217.2
8/31/00         24446              26045          38469.5          15437.8
9/30/00         23912              25488          36438.3          15535.1
10/31/00        24090              25674          36285.2          15637.6
11/30/00        23680              25240            33426          15894.1
12/31/00        24323              25935          33589.8          16189.7
1/31/01         24648              26281          34782.2          16455.2
2/28/01         23502              25066          31613.5          16598.4
3/31/01         22608              24114          29612.4          16681.3
4/30/01         24057              25665          31910.3          16611.3
5/31/01         24131              25758          32124.1            16711
6/30/01         23746              25345          31343.5          16774.5
7/31/01         23650              25252          31036.3          17150.2
8/31/01         22992              24552          29096.6          17347.4
9/30/01         21573              23043          26748.5          17550.4
10/31/01        21987              23490          27259.4          17917.2
11/30/01        23266              24856          29350.2          17669.9
12/31/01        23557              25172          29608.4          17556.9
1/31/02         23270              24861          29176.2          17699.1
2/28/02         22922              24498            28613          17870.8
3/31/02         23696              25331          29688.9          17574.1
4/30/02         23209              24817          27889.8            17915
5/31/02         23054              24658          27686.2          18067.3
6/30/02         22250              23798          25714.9          18222.7
7/31/02         20579              22015          23711.7          18443.2
8/31/02         20548              21989          23865.8          18754.9
9/30/02         18769              20082            21274          19058.7
10/31/02        19883              21288            23144            18971
11/30/02        20827              22299          24504.9          18965.3
12/31/02        19807              21210          23066.4          19357.9
1/31/03         19305              20676          22464.4          19375.3
2/28/03         18967              20315          22127.4          19642.7
3/31/03         19070              20432          22339.8            19627
4/30/03         20318              21779          24180.7          19789.9
5/31/03         21205              22728          25452.6            20158
6/30/03         21480              23026          25778.3          20117.7
7/31/03         22108              23704            26232          19441.7
8/31/03         22422              24047          26743.6            19570
9/30/03         22194              23803          26460.1          20088.1
10/31/03        23317              25014          27955.1          19900.8
11/30/03        23513              25231          28201.1          19948.4
12/31/03        24409              26203          29678.8          20151.4
1/31/04         24705              26526          30224.9          20313.5
2/29/04         24969              26813            30645          20533.4
3/31/04         24809              26646          30182.3          20687.4

--------------------------------------------------------------------------------

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen G. Blomster, CFA;                04/07/88
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 13.26%(1) for the period ended March 31, 2004, underperforming the S&P 500 Index(2), which returned 14.07%. The Fund, which maintained its normal allocation of 100% stocks throughout the period, also outperformed the Lehman Brothers 20+ Treasury Index(3), which returned 4.38%. Generally, stocks significantly outperformed bonds during the six-month reporting period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Investors seemed to be optimistic regarding the strength of the economy and corporate earnings at the beginning of the reporting period, but concerns over disappointing job gains put a damper on the stock market late in the period ended March 31, 2004. The Fund's performance, however, was buoyed by the strong gains in the S&P 500 Index.

      The best-performing sectors within the S&P 500 Index tended to be those that would typically benefit from accelerating economic growth. During the final three months of the period, the more stable, "defensive" sectors of the stock market led the way in performance, a pattern that may continue if interest rates begin a more sustained rise later this year. The consumer staples sector turned in strong performance, while higher oil prices and lower interest rates provided good support to energy and financial services stocks, respectively. Broadly speaking, small cap stocks outperformed mid cap stocks, which, in turn, outperformed the S&P 500 Index.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Earnings of stocks within the S&P 500 Index may continue to grow throughout 2004, as economic fundamentals are falling into place for a more sustained stock market rally in the coming months. Any future rise in interest rates this year may be gradual by historic standards, reflecting solid but unspectacular growth and only a gradual turn toward higher inflation.

      The Fund employs the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. With the decline in bond yields, the TAA Model indicates that stocks are still attractive relative to bonds at this time. As a result, the Fund will remain fully invested in stocks for the foreseeable future.

The views expressed are as of March 31, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Index Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997).Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Index Allocation Fund - Class A     6.73      25.60   (3.45)     8.49      13.26     33.27   (2.30)     9.14
Wells Fargo Index Allocation Fund - Class B     7.86      27.27   (3.50)     8.31      12.86     32.27   (3.04)     8.31
Wells Fargo Index Allocation Fund - Class C    11.86      31.25   (3.04)     8.32      12.86     32.25   (3.04)     8.32

Benchmarks
   S&P 500 Index                                                                       14.07     35.11   (1.20)    11.68
   Lehman Brothers 20+ Treasury Index                                                   4.38      6.54    8.45      9.27

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST HOLDINGS(4,5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   2.74%
Exxon Mobil Corporation                                                    2.40%
Microsoft Corporation                                                      2.37%
Pfizer Incorporated                                                        2.35%
Citigroup Incorporated                                                     2.34%
Wal-Mart Stores Incorporated                                               2.27%
American International Group Incorporated                                  1.64%
Intel Corporation                                                          1.55%
Cisco Systems Incorporated                                                 1.42%
International Business Machines Corporation                                1.37%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       11%
Consumer Staples                                                             11%
Energy                                                                        6%
Financial Services                                                           21%
Health Care                                                                  13%
Industrials                                                                  11%
Information Technology                                                       17%
Materials                                                                     3%
Telecommunications Services                                                   4%
Utilities                                                                     3%

FUND CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                      1.00
Price to Earnings Ratio (trailing 12 months)                               19.5x
Price to Book Ratio                                                        2.85x
Median Market Cap.($B)                                                   $  7.93
5 Year Earnings Growth (historic)                                         12.24%
Portfolio Turnover                                                            1%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(6) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo Index    Lehman Brothers
            Allocation Fund    20+ Year Treasury
                Class A              Index         S&P 500 Index
           -----------------   -----------------   -------------
3/31/94           9423                10000             10000
4/30/94           9481              9876.15           10128.2
5/31/94           9571              9794.52           10293.3
6/30/94           9363              9693.01             10041
7/31/94           9654              10051.6           10370.8
8/31/94           9936              9952.73             10796
9/30/94           9668              9612.87             10532
10/31/94          9760              9581.51           10768.6
11/30/94          9567               9649.6           10376.5
12/31/94          9710              9808.76           10530.3
1/31/95           9947              10075.5           10803.2
2/28/95          10283              10358.4           11223.8
3/31/95          10511              10456.4           11554.5
4/30/95          10768              10644.9           11894.5
5/31/95          11263              11522.3             12369
6/30/95          11521              11661.5             12656
7/31/95          11881              11454.6           13075.5
8/31/95          11899              11729.1           13108.3
9/30/95          12378              11960.8           13661.1
10/31/95         12323              12320.1           13612.4
11/30/95         12841              12640.6           14209.3
12/31/95         13080              13004.9             14483
1/31/96          13480              12989.5           14975.5
2/29/96          13584              12300.4           15114.7
3/31/96          13703              12034.6           15259.8
4/30/96          13837              11821.3           15484.2
5/31/96          14027              11758.3           15882.1
6/30/96          14127                12021           15942.5
7/31/96          13687              12020.6           15237.8
8/31/96          13773              11848.6           15559.3
9/30/96          14366              12194.2           16433.8
10/31/96         14800                12705           16887.3
11/30/96         15658              13158.5           18162.3
12/31/96         15310              12814.9           17802.7
1/31/97          15988              12700.2           18915.4
2/28/97          16054              12702.8           19062.9
3/31/97          15489              12353.6           18281.3
4/30/97          16150              12667.7           19370.9
5/31/97          16788              12814.3           20548.6
6/30/97          17379              13082.3           21469.2
7/31/97          18642              13921.1             23176
8/31/97          17722              13491.3           21878.2
9/30/97          18549              13891.3           23074.9
10/31/97         18081              14402.3           22304.2
11/30/97         18860              14628.5           23336.9
12/31/97         19164                14888           23738.3
1/31/98          19350              15200.4           23999.4
2/28/98          20697              15079.4           25729.8
3/31/98          21700              15109.1           27047.1
4/30/98          21885              15159.8             27323
5/31/98          21490              15480.4             26853
6/30/98          22331              15887.9           27943.3
7/31/98          22084              15797.7           27647.1
8/31/98          18892              16570.1           23652.1
9/30/98          20071              17180.6           25168.2
10/31/98         21693              16888.3           27214.3
11/30/98         22980              17044.1           28863.5
12/31/98         24255              17004.6           30526.1
1/31/99          25230              17166.3           31802.1
2/28/99          24435              16248.8             30813
3/31/99          25379                16177           32045.5
4/30/99          26342              16190.4           33285.7
5/31/99          25700              15933.1           32500.2
6/30/99          27083                15738           34303.9
7/31/99          26223              15648.3             33233
8/31/99          26069              15574.9           33068.5
9/30/99          25334              15687.6             32162
10/31/99         26914              15689.2           34197.9
11/30/99         27428              15569.9           34892.1
12/31/99         28999              15294.5           36947.3
1/31/00          27605              15560.7           35092.5
2/29/00          27154              16113.1           34429.3
3/31/00          29782              16716.3           37796.4
4/30/00          28866              16557.5           36658.8
5/31/00          28242              16474.8           35907.3
6/30/00          28906              16832.3           36794.2
7/31/00          28428              17165.5           36220.2
8/31/00          30153              17584.4           38469.5
9/30/00          28534              17283.7           36438.3
10/31/00         28402              17572.3           36285.2
11/30/00         26145                18168             33426
12/31/00         26259              18593.2           33589.8
1/31/01          27159              18591.3           34782.2
2/28/01          24665              18918.5           31613.5
3/31/01          23100              18767.2           29612.4
4/30/01          24857              18177.9           31910.3
5/31/01          24989              18208.8           32124.1
6/30/01          24355              18396.7           31343.5
7/31/01          24089              19122.7           31036.3
8/31/01          22554              19581.6           29096.6
9/30/01          20709              19626.7           26748.5
10/31/01         21078              20794.5           27259.4
11/30/01         22672              19692.3           29350.2
12/31/01         22846                19267           29608.4
1/31/02          22493              19536.7           29176.2
2/28/02          22046              19751.6             28613
3/31/02          22846              18839.1           29688.9
4/30/02          21431              19612.4           27889.8
5/31/02          21246              19613.8           27686.2
6/30/02          19708              19960.7           25714.9
7/31/02          18139              20592.8           23711.7
8/31/02          18231              21668.7           23865.8
9/30/02          16246              22628.6             21274
10/31/02         17662              21784.5             23144
11/30/02         18585              21608.1           24504.9
12/31/02         17488              22543.7           23066.4
1/31/03          17072              22473.8           22464.4
2/28/03          16810                23184           22127.4
3/31/03          16953              22796.8           22339.8
4/30/03          18327              23088.6           24180.7
5/31/03          19269              24568.6           25452.6
6/30/03          19500                24065           25778.3
7/31/03          19825              21586.3             26232
8/31/03          20180              22056.8           26743.6
9/30/03          19948              23267.8           26460.1
1/31/04          22670              23410.8           30224.9
2/29/04          22963              23918.8             30645
3/31/04          22593              24284.7           30182.3

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the securities divided by the total market value of the Fund.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charges of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISER                                    SUB-ADVISER
   Wells Fargo Funds Management, LLC          Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management                 Peregrine Capital Management, Inc.
   Galliard Capital Management, Inc.          Smith Asset Management, L.P.
   LSV Asset Management                       Systematic Financial Management, L.P.
   Wells Capital Management Incorporated

FUND MANAGERS                              INCEPTION DATE
   Collectively Managed                       04/30/89

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class returned 8.22%(1) for the six-month period ended March 31, 2004, outperforming the Lehman Brothers Aggregate Bond Index(2), which returned 2.98%, but underperforming the S&P 500 Index(3), which returned 14.07%. The Fund distributed $0.64 per share in dividend income and $0.21 per share in capital gains during the period.

      During the six-month period ended March 31, 2004, the Fund's stock holdings significantly outperformed its bond holdings. Bond yields trended down throughout the period. While the stock market gains were broad-based, international stocks led the way during the period, followed closely by small cap and value stocks.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists, maintained a 10% overweight position toward stocks throughout the reporting period. In maintaining the overweight position toward stocks, the Fund employed a hedged futures overlay transaction, keeping the portfolio's underlying assets near the Fund's long-term strategic allocation of 40% stocks and 60% bonds. With the futures overlay, the Fund has an effective target allocation of 50% stocks and 50% bonds. With stocks outperforming long-term U.S. Treasury bonds during the six-month period, the 10% TAA overweight toward stocks added value to the Fund's incremental returns.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with optimism regarding the strength of the economy and corporate earnings and ended with concerns over disappointing job gains, which put a damper on the stock market late in the period. As the economy continued to experience a moderate, jobless recovery with little threat of inflation, the Federal Reserve Board maintained low interest rates throughout the period ended March 31, 2004. In this environment the Fund's bond holdings contributed less significantly to performance than its stock holdings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At this time the TAA Model indicates that stocks continue to be attractive relative to bonds. As a result, the Fund will maintain an overweighting in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

The views expressed are as of March 31, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Moderate Balanced Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown for Class A, Class B and Class C shares of the Wells Fargo Moderate Balanced Fund for periods prior to January 30, 2004 reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund,its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                 Excluding Sales Charge
                                               ------------------------------------   ------------------------------------
                                               6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                               --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Moderate Balanced Fund - Class A     1.87      12.93    3.42      7.94       8.08     19.82     4.65     8.58
Wells Fargo Moderate Balanced Fund - Class B     2.66      13.91    3.52      7.77       7.66     18.91     3.87     7.77
Wells Fargo Moderate Balanced Fund - Class C     6.66      17.91    3.87      7.77       7.66     18.91     3.87     7.77
Wells Fargo Moderate Balanced Fund -
   Institutional Class                                                                   8.22     20.12     4.92     8.85

Benchmarks
   S&P 500 Index                                                                        14.07     35.11    (1.20)   11.68
   Lehman Brothers Aggregate Bond Index                                                  2.98      5.40     7.29     7.54

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

U.S. Treasury Bonds, 5.38%, 2/15/31                                        1.60%
U.S. Treasury Bonds, 5.25%, 11/15/28                                       1.43%
GNMA Series 2003-38 Class JC, 7.08%, 4/16/24                               1.41%
U.S. Treasury Bonds, 5.25%, 2.15/29                                        1.12%
U.S. Treasury Bonds, 6.13%, 8/15/29                                        0.98%
FHLB, 1.52%, 7/14/05                                                       0.92%
U.S. Treasury Bonds, 6.25%, 5/15/30                                        0.89%
U.S. Treasury Bonds, 7.25%, 8/15/22                                        0.88%
FHLB, 1.55%, 7/14/05                                                       0.88%
FFCB, 2.09%, 1/30/06                                                       0.76%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                     AA
Average Maturity                                                      9.17 years
Duration                                                              5.14 years

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.86
Dividend Yield                                                             0.61%
Price to Earnings Ratio                                                   20.89x
(trailing 12 months)
Price to Book Ratio                                                        3.17x
Median Market Cap ($B)                                                    24.68
5-Year Earnings Growth (historic)                                          9.79%
Portfolio Turnover                                                           56%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

GROWTH OF $10,000 CHART(7) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

               Wells Fargo         Wells Fargo                     Lehman Brothers
           Moderate Balanced   Moderate Balanced                      Aggregate
              Fund Class A        Fund Class I     S&P 500 Index      Bond Index
           -----------------   -----------------   -------------   ---------------
3/31/94           9425               10000              10000            10000
4/30/94           9462               10041            10128.2             9920
5/31/94           9488               10071            10293.3          9919.01
6/30/94           9358                9935              10041          9897.19
7/31/94           9538               10129            10370.8          10094.1
8/31/94           9747               10353              10796          10106.2
9/30/94           9649               10250              10532          9957.69
10/31/94          9697               10303            10768.6          9948.73
11/30/94          9568               10169            10376.5          9926.84
12/31/94          9644               10252            10530.3          9995.34
1/31/95           9721               10335            10803.2          10193.2
2/28/95           9898               10526            11223.8          10435.8
3/31/95          10041               10680            11554.5          10499.5
4/30/95          10178               10829            11894.5          10646.5
5/31/95          10416               11084              12369          11058.5
6/30/95          10604               11286              12656          11139.2
7/31/95          10820               11518            13075.5          11114.7
8/31/95          10868               11572            13108.3          11249.2
9/30/95          11083               11803            13661.1          11358.3
10/31/95         11069               11791            13612.4            11506
11/30/95         11279               12017            14209.3          11678.6
12/31/95         11387               12134              14483          11842.1
1/31/96          11542               12302            14975.5          11920.2
2/29/96          11534               12296            15114.7          11712.8
3/31/96          11584               12352            15259.8          11630.9
4/30/96          11710               12489            15484.2          11565.7
5/31/96          11830               12620            15882.1          11542.6
6/30/96          11862               12657            15942.5          11697.2
7/31/96          11627               12408            15237.8          11728.8
8/31/96          11735               12526            15559.3          11708.9
9/30/96          12065               12881            16433.8          11912.6
10/31/96         12185               13012            16887.3          12177.1
11/30/96         12579               13435            18162.3          12385.3
12/31/96         12506               13360            17802.7          12270.1
1/31/97          12785               13662            18915.4          12308.2
2/28/97          12795               13675            19062.9          12338.9
3/31/97          12517               13380            18281.3            12202
4/30/97          12820               13707            19370.9            12385
5/31/97          13222               14140            20548.6          12502.7
6/30/97          13550               14493            21469.2          12651.5
7/31/97          14159               15148              23176            12993
8/31/97          13746               14710            21878.2          12882.6
9/30/97          14208               15207            23074.9            13072
10/31/97         14107               15102            22304.2          13261.5
11/30/97         14294               15306            23336.9          13322.5
12/31/97         14471               15498            23738.3          13457.1
1/31/98          14656               15700            23999.4          13629.3
2/28/98          15070               16147            25729.8          13618.4
3/31/98          15371               16471            27047.1          13664.7
4/30/98          15502               16615              27323          13735.8
5/31/98          15438               16550              26853          13866.3
6/30/98          15746               16881            27943.3          13984.1
7/31/98          15622               16751            27647.1          14013.5
8/31/98          14819               15894            23652.1          14241.9
9/30/98          15306               16420            25168.2          14575.2
10/31/98         15800               16953            27214.3          14497.9
11/30/98         16320               17515            28863.5          14580.6
12/31/98         16856               18093            30526.1          14624.3
1/31/99          17174               18439            31802.1          14728.1
2/28/99          16784               18024              30813          14470.4
3/31/99          17095               18362            32045.5            14550
4/30/99          17421               18715            33285.7          14596.5
5/31/99          17253               18539            32500.2          14468.1
6/30/99          17614               18930            34303.9          14421.8
7/31/99          17460               18769              33233          14361.2
8/31/99          17377               18685            33068.5            14354
9/30/99          17267               18570              32162          14520.6
10/31/99         17606               18938            34197.9          14574.3
11/30/99         17852               19207            34892.1          14572.8
12/31/99         18163               19546            36947.3          14502.9
1/31/00          17988               19362            35092.5            14455
2/29/00          18241               19638            34429.3          14629.9
3/31/00          18922               20375            37796.4            14823
4/30/00          18732               20174            36658.8            14780
5/31/00          18572               20007            35907.3          14772.7
6/30/00          18980               20450            36794.2          15079.9
7/31/00          19038               20517            36220.2          15217.2
8/31/00          19516               21037            38469.5          15437.8
9/30/00          19287               20794            36438.3          15535.1
10/31/00         19430               20953            36285.2          15637.6
11/30/00         19388               20911              33426          15894.1
12/31/00         19842               21406            33589.8          16189.7
1/31/01          20059               21644            34782.2          16455.2
2/28/01          19563               21113            31613.5          16598.4
3/31/01          19152               20675            29612.4          16681.3
4/30/01          19885               21470            31910.3          16611.3
5/31/01          19966               21562            32124.1            16711
6/30/01          19784               21369            31343.5          16774.5
7/31/01          19848               21443            31036.3          17150.2
8/31/01          19556               21132            29096.6          17347.4
9/30/01          18858               20382            26748.5          17550.4
10/31/01         19175               20729            27259.4          17917.2
11/30/01         19780               21388            29350.2          17669.9
12/31/01         19934               21559            29608.4          17556.9
1/31/02          19803               21421            29176.2          17699.1
2/28/02          19654               21265              28613          17870.8
3/31/02          19985               21627            29688.9          17574.1
4/30/02          19818               21451            27889.8            17915
5/31/02          19768               21402            27686.2          18067.3
6/30/02          19384               20990            25714.9          18222.7
7/31/02          18529               20068            23711.7          18443.2
8/31/02          18543               20088            23865.8          18754.9
9/30/02          17616               19088              21274          19058.7
10/31/02         18282               19814              23144            18971
11/30/02         18812               20392            24504.9          18965.3
12/31/02         18299               19840            23066.4          19357.9
1/31/03          18012               19533            22464.4          19375.3
2/28/03          17867               19380            22127.4          19642.7
3/31/03          17911               19431            22339.8            19627
4/30/03          18680               20270            24180.7          19789.9
5/31/03          19279               20924            25452.6            20158
6/30/03          19426               21088            25778.3          20117.7
7/31/03          19695               21384              26232          19441.7
8/31/03          19898               21609            26743.6            19570
9/30/03          19856               21569            26460.1          20088.1
10/31/03         20464               22233            27955.1          19900.8
11/30/03         20582               22366            28201.1          19948.4
12/31/03         21113               22948            29678.8          20151.4
1/31/04          21314               23171            30224.9          20313.5
2/29/04          21509               23384              30645          20533.4
3/31/04          21461               23341            30182.3          20687.4

--------------------------------------------------------------------------------

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Class A shares and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class Shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Strategic Growth Allocation Fund (the Fund) seeks to provide capital appreciation with a secondary emphasis on current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management              Smith Asset Management, L.P.
   Galliard Capital Management, Inc.       Systematic Financial Management, L.P.
   LSV Asset Management                    Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.

FUND MANAGERS                           INCEPTION DATE
   Collectively Managed                    12/02/97

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 13.70%(1) for the six-month period ended March 31, 2004, underperforming the S&P 500 Index(2), which returned 14.07%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 2.98%. The Fund distributed $0.16 per share in dividend income and no capital gains during the period.

      During the six-month period ended March 31, 2004, the Fund's stock holdings significantly outperformed its bond holdings. While the equity market gains were broad-based, international stocks led the way during the period, followed closely by small cap and value stocks. Bond yields decreased throughout the period.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance the Fund's returns by shifting assets between stocks and bonds when a compelling opportunity exists, maintained a 15% overweight toward stocks throughout the period. In maintaining the overweight position toward stocks, the Fund employed a hedged futures overlay transaction, keeping the portfolio's underlying assets near the Fund's long-term strategic allocation of 80% stocks and 20% bonds. With the futures overlay, the Fund had an effective target allocation of 95% stocks and 5% bonds. With stocks outperforming long-term U.S. Treasury bonds during the six-month period, the 15% TAA overweight position toward stocks contributed to the Fund's incremental returns.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Although the strength of the economy and corporate earnings contributed to a sense of optimism at the beginning of the period, concerns over disappointing job gains put a damper on the stock market late in the period ended March 31, 2004. The Federal Reserve Board maintained low rates throughout the reporting period, as the economy continued to experience a moderate, jobless recovery, with little threat of inflation. In this environment the Fund's stock holdings contributed more significantly to performance than its bond holdings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At this time the TAA Model indicates that stocks continue to be attractive relative to bonds. As a result, the Fund will maintain an overweight position towards stocks until the relative valuation between stocks and bonds returns to a more normal environment.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Growth Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

     Performance shown for Institutional Class shares of the Wells Fargo Strategic Growth Allocation Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                   Excluding Sales Charge
                                            ------------------------------------
                                                                         Life of
                                            6-Month*   1-Year   5-Year     Fund
                                            --------   ------   ------   -------
Wells Fargo Strategic Growth Allocation
   Fund - Institutional Class                 13.70     35.14    2.92      6.40

Benchmarks
   S&P 500 Index                              14.07     35.11   (1.20)     4.14
   Lehman Brothers Aggregate Bond Index        2.98      5.40    7.29      7.20

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      1.26%
Pfizer Incorporated                                                        1.24%
American International Group Incorporated                                  1.17%
Intel Corporation                                                          1.00%
General Electric Company                                                   0.98%
Cisco Systems Incorporated                                                 0.93%
Exxon Mobil Corporation                                                    0.92%
Citigroup Incorporated                                                     0.90%
JP Morgan Chase & Company                                                  0.78%
eBay Incorporated                                                          0.78%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                     AA
Average Maturity                                                      9.17 years
Duration                                                              5.14 years

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.31
Dividend Yield                                                             1.21%
Price to Earnings Ratio                                                   20.89x
(trailing 12 months)
Price to Book Ratio                                                        3.17x
Median Market Cap ($B)                                                   $24.68
5-Year Earnings Growth (historic)                                          9.79%
Portfolio Turnover                                                           32%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(7) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Wells Fargo  Fund
                             Strategic Growth                    Lehman Brothers
                               Allocation -                         Aggregate
                                 Class I        S&P 500 Index      Bond Index
                            -----------------   -------------   ----------------
2/12/1997                          10000             10000             10000
12/31/97                         10013.5             10172             10101
1/31/98                          10143.7           10283.9           10230.3
2/28/98                          10704.4           11025.4           10222.1
3/31/98                          11084.9           11589.9           10256.9
4/30/98                          11225.1           11708.1           10310.2
5/31/98                          11054.9           11506.7           10408.1
6/30/98                          11375.3           11973.9           10496.6
7/31/98                          11205.1             11847           10518.7
8/31/98                          9923.37           10135.1           10690.1
9/30/98                            10364           10784.7           10940.3
10/31/98                           11135           11661.5           10882.3
11/30/98                         11765.9           12368.2           10944.3
12/31/98                         12437.6           13080.6           10977.1
1/31/99                          12790.6           13627.4           11055.1
2/28/99                          12437.6           13203.6           10861.6
3/31/99                          12820.9           13731.7           10921.4
4/30/99                          13234.5           14263.1           10956.3
5/31/99                          13042.8           13926.5           10859.9
6/30/99                          13607.7           14699.4           10825.1
7/31/99                          13375.7           14240.5           10779.7
8/31/99                          13254.7             14170           10774.3
9/30/99                          13002.5           13781.6           10899.3
10/31/99                         13506.8             14654           10939.6
11/30/99                         13849.8           14951.5           10938.5
12/31/99                         14377.2           15832.1             10886
1/31/00                            14041           15037.4           10850.1
2/29/00                            14204           14753.1           10981.4
3/31/00                          15080.3             16196           11126.3
4/30/00                          14835.8           15708.5             11094
5/31/00                          14591.2           15386.5           11088.5
6/30/00                          14988.6           15766.5           11319.1
7/31/00                          14896.9           15520.6           11422.1
8/31/00                          15498.1           16484.4           11587.8
9/30/00                          15059.9             15614           11660.8
10/31/00                         15161.8           15548.5           11737.7
11/30/00                         14682.9           14323.2           11930.2
12/31/00                           15106           14393.4           12152.1
1/31/01                          15329.8           14904.4           12351.4
2/28/01                          14402.9           13546.6           12458.9
3/31/01                          13699.8           12689.1           12521.2
4/30/01                          14786.5           13673.8           12468.6
5/31/01                          14818.4           13765.4           12543.4
6/30/01                          14520.1           13430.9           12591.1
7/31/01                          14402.9           13299.3           12873.1
8/31/01                          13859.6           12468.1           13021.1
9/30/01                            12805           11461.9           13173.5
10/31/01                         13060.6           11680.8           13448.8
11/30/01                         14008.8           12576.7           13263.2
12/31/01                         14224.1           12687.4           13178.3
1/31/02                          14007.6           12502.2           13285.1
2/28/02                          13747.8           12260.9           13413.9
3/31/02                          14343.1           12721.9           13191.3
4/30/02                          13942.6           11950.9           13447.2
5/31/02                          13812.7           11863.7           13561.5
6/30/02                          13195.7             11019           13678.1
7/31/02                            12005           10160.6           13843.6
8/31/02                          11983.3           10226.7           14077.6
9/30/02                          10727.6           9116.05           14305.6
10/31/02                           11539           9917.35           14239.8
11/30/02                           12167           10500.5           14235.5
12/31/02                           11459           9884.11           14530.2
1/31/03                            11118           9626.13           14543.3
2/28/03                            10877           9481.74             14744
3/31/03                            10953           9572.76           14732.2
4/30/03                            11789           10361.6           14854.5
5/31/03                            12371           10906.6           15130.8
6/30/03                            12558           11046.2           15100.5
7/31/03                            12997           11240.6           14593.1
8/31/03                            13206           11459.8           14689.5
9/30/03                            13019           11338.3           15078.3
10/31/03                           13811           11978.9           14937.7
11/30/03                           13942           12084.3           14973.5
12/31/03                           14559           12717.6           15125.8
1/31/04                            14759           12951.6           15247.5
2/29/04                            14937           13131.6           15412.5
3/31/04                            14803           12933.3           15528.1

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) The chart compares the performance of the Wells Fargo Strategic Growth Allocation Fund Institutional Class shares for the life of the Fund with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management              Smith Asset Management, L.P.
   Galliard Capital Management, Inc.       Systematic Financial Management, L.P.
   LSV Asset Management                    Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.

FUND MANAGERS                           INCEPTION DATE
   Collectively Managed                    04/30/89

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 5.17%(1) for the six-month period ended March 31, 2004, outperforming the Lehman Brothers Aggregate Bond Index(2), which returned 2.98% for the period, but underperforming the S&P 500 Index(3), which returned 14.07%. The Fund distributed $0.51 per share in dividend income and $0.14 per share in capital gains during the period.

      The Fund's bond holdings underperformed its stock holdings during the six-month period ended March 31, 2004. Bond yields decreased throughout the period. The equity market gains were broad-based, with international stocks leading the way during the period, followed closely by small cap and value stocks.

      When a compelling opportunity exists, the Tactical Asset Allocation (TAA) Model seeks to enhance the Fund's returns by shifting assets between stocks and bonds. The TAA Model maintained a 5% overweight position toward stocks throughout the period ended March 31, 2004. With stocks outperforming long-term U.S. Treasury bonds, the 5% TAA overweight position toward stocks added value to the Fund's incremental returns. In maintaining the overweight position toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near the Fund's long-term strategic allocation of 20% stocks and 80% bonds. With the futures overlay, the Fund had an effective target allocation of 25% stocks and 75% bonds.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      At the beginning of the period, there was optimism regarding the strength of the economy and corporate earnings. The period ended, however, with concerns over disappointing job gains, which put a damper on the stock market late in the period. The Federal Reserve Board maintained low rates throughout the reporting period, as the economy continued to experience little threat of inflation and a moderate, jobless recovery. In this environment the Fund's bond holdings contributed less significantly to performance than its stock holdings.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At this time the TAA Model indicates that stocks continue to be attractive relative to bonds. As a result, we will maintain the Fund's overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Income Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                  Excluding Sales Charge
                                                          -------------------------------------
                                                          6-Months*   1-Year   5-Year   10-Year
                                                          ---------   ------   ------   -------
Wells Fargo Strategic Income Fund - Institutional Class      5.17      11.86     5.32     7.71
Benchmarks
S&P 500 Index                                               14.07      35.11    (1.20)   11.68
Lehman Brothers Aggregate Bond Index                         2.98       5.40     7.29     7.54

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4),(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.38%, 2/15/31                                         2.15%
U.S. Treasury Bond, 5.25%, 11/15/28                                        1.91%
GNMA, 7.08%, 4/16/24                                                       1.89%
U.S. Treasury Bond, 5.25%, 2/15/29                                         1.50%
U.S. Treasury Bond, 6.13%, 8/15/29                                         1.31%
FHLB, 1.52%, 7/4/05                                                        1.23%
U.S. Treasury Bond, 6.25%, 5/15/30                                         1.19%
U.S. Treasury Bond, 7.25%, 8/15/22                                         1.18%
FHLB, 1.55%, 7/14/05                                                       1.18%
FFCB, 2.09%, 1/30/06                                                       1.01%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5)
(AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Average Credit Quality(6)                                                     AA
Average Maturity                                                      9.17 years
Duration                                                              5.14 years

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5)
(AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Dividend Yield                                                             0.31%
Price to Earnings Ratio                                                   20.89x
(trailing 12 months)
Price to Book Ratio                                                        3.17x
Median Market Cap ($B)                                                   $24.68
5-Year Earnings Growth (historic)                                          9.79%
Portfolio Turnover                                                           68%

GROWTH OF $10,000 CHART(7) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo                     Lehman Brothers
           Strategic Income                      Aggregate
             Fund Class I     S&P 500 Index      Bond Index
           ----------------   -------------   ---------------
3/31/94         10000             10000           10000
4/30/94         10025             10128            9920
5/31/94         10038             10293            9919
6/30/94          9965             10041            9897
7/31/94         10110             10371           10094
8/31/94         10244             10796           10106
9/30/94         10178             10532            9958
10/31/94        10213             10769            9949
11/30/94        10130             10376            9927
12/31/94        10193             10530            9995
1/31/95         10287             10803           10193
2/28/95         10450             11224           10436
3/31/95         10570             11555           10500
4/30/95         10689             11895           10646
5/31/95         10922             12369           11059
6/30/95         11060             12656           11139
7/31/95         11192             13076           11115
8/31/95         11261             13108           11249
9/30/95         11431             13661           11358
10/31/95        11443             13612           11506
11/30/95        11619             14209           11679
12/31/95        11732             14483           11842
1/31/96         11852             14975           11920
2/29/96         11819             15115           11713
3/31/96         11858             15260           11631
4/30/96         11938             15484           11566
5/31/96         12031             15882           11543
6/30/96         12078             15942           11697
7/31/96         11932             15238           11729
8/31/96         12018             15559           11709
9/30/96         12277             16434           11913
10/31/96        12410             16887           12177
11/30/96        12722             18162           12385
12/31/96        12670             17803           12270
1/31/97         12849             18915           12308
2/28/97         12856             19063           12339
3/31/97         12649             18281           12202
4/30/97         12892             19371           12385
5/31/97         13184             20549           12503
6/30/97         13434             21469           12651
7/31/97         13934             23176           12993
8/31/97         13634             21878           12883
9/30/97         13991             23075           13072
10/31/97        14055             22304           13262
11/30/97        14191             23337           13323
12/31/97        14347             23738           13457
1/31/98         14532             23999           13629
2/28/98         14739             25730           13618
3/31/98         14916             27047           13665
4/30/98         15016             27323           13736
5/31/98         15047             26853           13866
6/30/98         15278             27943           13984
7/31/98         15224             27647           14014
8/31/98         14947             23652           14242
9/30/98         15332             25168           14575
10/31/98        15539             27214           14498
11/30/98        15839             28864           14581
12/31/98        16131             30526           14624
1/31/99         16327             31802           14728
2/28/99         16025             30813           14470
3/31/99         16221             32046           14550
4/30/99         16417             33286           14597
5/31/99         16319             32500           14468
6/30/99         16482             34304           14422
7/31/99         16417             33233           14361
8/31/99         16376             33068           14354
9/30/99         16384             32162           14521
10/31/99        16564             34198           14574
11/30/99        16695             34892           14573
12/31/99        16847             36947           14503
1/31/00         16777             35093           14455
2/29/00         17014             34429           14630
3/31/00         17461             37796           14823
4/30/00         17339             36659           14780
5/31/00         17251             35907           14773
6/30/00         17593             36794           15080
7/31/00         17699             36220           15217
8/31/00         18032             38469           15438
9/30/00         17944             36438           15535
10/31/00        18076             36285           15638
11/30/00        18199             33426           15894
12/31/00        18568             33590           16190
1/31/01         18765             34782           16455
2/28/01         18624             31614           16598
3/31/01         18474             29612           16681
4/30/01         18783             31910           16611
5/31/01         18867             32124           16711
6/30/01         18821             31343           16774
7/31/01         18989             31036           17150
8/31/01         18924             29097           17347
9/30/01         18643             26748           17550
10/31/01        18942             27259           17917
11/30/01        19111             29350           17670
12/31/01        19179             29608           17557
1/31/02         19159             29176           17699
2/28/02         19159             28613           17871
3/31/02         19189             29689           17574
4/30/02         19229             27890           17915
5/31/02         19249             27686           18067
6/30/02         19119             25715           18223
7/31/02         18768             23712           18443
8/31/02         18848             23866           18755
9/30/02         18477             21274           19059
10/31/02        18788             23144           18971
11/30/02        19059             24505           18965
12/31/02        18896             23066           19358
1/31/03         18760             22464           19375
2/28/03         18781             22127           19643
3/31/03         18792             22340           19627
4/30/03         19249             24181           19790
5/31/03         19706             25453           20158
6/30/03         19758             25778           20118
7/31/03         19727             26232           19442
8/31/03         19862             26744           19570
9/30/03         19987             26460           20088
10/31/03        20257             27955           19901
11/30/03        20330             28201           19948
12/31/03        20655             29679           20151
1/31/04         20817             30225           20314
2/29/04         20978             30645           20533
3/31/04         21021             30182           20687

--------------------------------------------------------------------------------

(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

COMMON STOCK - 57.35%

AMUSEMENT & RECREATION SERVICES - 0.12%
  7,313   HARRAH'S ENTERTAINMENT INCORPORATED                         $  401,411
 22,786   INTERNATIONAL GAME TECHNOLOGY                                1,024,458

                                                                       1,425,869
                                                                      ----------

APPAREL & ACCESSORY STORES - 0.28%
 58,859   GAP INCORPORATED                                             1,290,189
 22,339   KOHLS CORPORATION+                                           1,079,644
 32,031   LIMITED BRANDS                                                 640,620
  9,029   NORDSTROM INCORPORATED                                         360,257

                                                                       3,370,710
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
   & SIMILAR MATERIALS - 0.08%
  8,300   JONES APPAREL GROUP INCORPORATED                               300,045
  7,169   LIZ CLAIBORNE INCORPORATED                                     263,031
  7,100   VF CORPORATION                                                 331,570

                                                                         894,646
                                                                      ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
 18,073   AUTONATION INCORPORATED+                                       308,145
  5,733   AUTOZONE INCORPORATED+                                         492,866

                                                                         801,011
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
  4,262   RYDER SYSTEM INCORPORATED                                      165,067
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
   & OPERATIVE BUILDERS - 0.10%
  8,130   CENTEX CORPORATION                                             439,508
  3,067   KB HOME                                                        247,813
  8,240   PULTE HOMES INCORPORATED                                       458,144

                                                                       1,145,465
                                                                      ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
   & MOBILE HOME DEALERS - 0.74%
149,489   HOME DEPOT INCORPORATED                                      5,584,909
 51,666   LOWE'S COMPANIES INCORPORATED                                2,900,013
  9,578   SHERWIN-WILLIAMS COMPANY                                       368,082

                                                                       8,853,004
                                                                      ----------

BUSINESS SERVICES - 3.86%
 15,657   ADOBE SYSTEMS INCORPORATED                                     617,355
  7,411   AUTODESK INCORPORATED                                          234,336
 38,759   AUTOMATIC DATA PROCESSING INCORPORATED                       1,627,878
 14,792   BMC SOFTWARE INCORPORATED+                                     289,184
 66,206   CENDANT CORPORATION                                          1,614,764
 10,783   CITRIX SYSTEMS INCORPORATED+                                   233,128
 38,237   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED               1,027,046
 12,324   COMPUTER SCIENCES CORPORATION+                                 497,027

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

BUSINESS SERVICES (continued)
 25,256   COMPUWARE CORPORATION+                                     $   188,157
  9,413   CONVERGYS CORPORATION+                                         143,078
  3,320   DELUXE CORPORATION                                             133,132
 42,443   EBAY INCORPORATED+                                           2,942,573
 19,639   ELECTRONIC ARTS INCORPORATED+                                1,059,720
 31,561   ELECTRONIC DATA SYSTEMS CORPORATION                            610,705
  9,137   EQUIFAX INCORPORATED                                           235,917
 58,313   FIRST DATA CORPORATION                                       2,458,476
 12,786   FISERV INCORPORATED+                                           457,355
 15,733   IMS HEALTH INCORPORATED                                        365,950
 27,256   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                   419,197
 13,041   INTUIT INCORPORATED+                                           585,280
  5,915   MERCURY INTERACTIVE CORPORATION+                               264,992
709,227   MICROSOFT CORPORATION                                       17,709,398
  7,424   MONSTER WORLDWIDE INCORPORATED+                                194,509
  6,215   NCR CORPORATION+                                               273,833
 24,734   NOVELL INCORPORATED+                                           281,473
 12,483   OMNICOM GROUP INCORPORATED                                   1,001,761
343,469   ORACLE CORPORATION+                                          4,125,063
 17,510   PARAMETRIC TECHNOLOGY CORPORATION+                              79,145
 23,912   PEOPLESOFT INCORPORATED+                                       442,133
 11,249   ROBERT HALF INTERNATIONAL INCORPORATED+                        265,701
 32,580   SIEBEL SYSTEMS INCORPORATED+                                   374,996
215,960   SUN MICROSYSTEMS INCORPORATED+                                 898,394
 18,876   SUNGARD DATA SYSTEMS INCORPORATED+                             517,202
 20,449   SYMANTEC CORPORATION+                                          946,789
 21,799   UNISYS CORPORATION+                                            311,290
 28,093   VERITAS SOFTWARE CORPORATION+                                  755,983
 43,703   YAHOO! INCORPORATED+                                         2,123,529

                                                                      46,306,449
                                                                      ----------

CHEMICALS & ALLIED PRODUCTS - 6.33%
102,732   ABBOTT LABORATORIES                                          4,222,285
 14,932   AIR PRODUCTS & CHEMICALS INCORPORATED                          748,392
  5,915   ALBERTO-CULVER COMPANY CLASS B                                 259,491
 84,753   AMGEN INCORPORATED+                                          4,930,082
  7,257   AVERY DENNISON CORPORATION                                     451,458
 15,466   AVON PRODUCTS INCORPORATED                                   1,173,405
127,536   BRISTOL-MYERS SQUIBB COMPANY                                 3,090,197
 12,320   CHIRON CORPORATION+                                            542,203
 13,807   CLOROX COMPANY                                                 675,300
 34,994   COLGATE PALMOLIVE COMPANY                                    1,928,169
 61,226   DOW CHEMICAL COMPANY                                         2,466,183
 65,561   DU PONT (E.I.) DE NEMOURS & COMPANY                          2,767,985
  5,083   EASTMAN CHEMICAL COMPANY                                       216,943
 16,899   ECOLAB INCORPORATED                                            482,129
 73,832   ELI LILLY & COMPANY                                          4,939,361

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
 24,165   FOREST LABORATORIES INCORPORATED+                          $ 1,730,697
 14,726   GENZYME CORPORATION+                                           692,711
 66,162   GILLETTE COMPANY                                             2,586,934
  3,324   GREAT LAKES CHEMICAL CORPORATION                                79,277
  6,153   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                218,432
 15,843   KING PHARMACEUTICALS INCORPORATED+                             266,796
 16,263   MEDIMMUNE INCORPORATED+                                        375,350
146,145   MERCK & COMPANY INCORPORATED                                 6,458,148
 17,446   MONSANTO COMPANY                                               639,745
500,991   PFIZER INCORPORATED                                         17,559,735
 11,250   PPG INDUSTRIES INCORPORATED                                    655,875
 21,365   PRAXAIR INCORPORATED                                           793,069
 84,914   PROCTER & GAMBLE COMPANY                                     8,905,780
 14,629   ROHM & HAAS COMPANY                                            582,819
 96,662   SCHERING-PLOUGH CORPORATION                                  1,567,858
  4,555   SIGMA-ALDRICH CORPORATION                                      252,074
  7,092   WATSON PHARMACEUTICALS INCORPORATED+                           303,467
 87,504   WYETH                                                        3,285,775

                                                                      75,848,125
                                                                     -----------

COMMUNICATIONS - 2.60%
 20,503   ALLTEL CORPORATION                                           1,022,895
 52,137   AT&T CORPORATION                                             1,020,321
178,999   AT&T WIRELESS SERVICES INCORPORATED+                         2,436,176
 27,896   AVAYA INCORPORATED+                                            442,988
120,337   BELLSOUTH CORPORATION                                        3,332,132
  9,474   CENTURYTEL INCORPORATED                                        260,440
 40,445   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                    1,712,846
147,893   COMCAST CORPORATION CLASS A+                                 4,250,445
 72,242   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                  1,786,545
116,043   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+               500,145
217,324   SBC COMMUNICATIONS INCORPORATED                              5,333,131
 59,392   SPRINT CORPORATION-FON GROUP                                 1,094,595
 68,007   SPRINT CORPORATION-PCS GROUP+                                  625,664
 21,189   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                 699,449
181,443   VERIZON COMMUNICATIONS INCORPORATED                          6,629,927

                                                                      31,147,699
                                                                     -----------

DEPOSITORY INSTITUTIONS - 6.20%
 23,066   AMSOUTH BANCORPORATION                                         542,282
 95,203   BANK OF AMERICA CORPORATION                                  7,709,539
 50,843   BANK OF NEW YORK COMPANY INCORPORATED                        1,601,554
 73,560   BANK ONE CORPORATION                                         4,010,491
 35,913   BB&T CORPORATION                                             1,267,729
 14,627   CHARTER ONE FINANCIAL INCORPORATED                             517,211
338,426   CITIGROUP INCORPORATED                                      17,496,624
 11,521   COMERICA INCORPORATED                                          625,821

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE
 ------   -------------                                              -----------
DEPOSITORY INSTITUTIONS (continued)
 37,117   FIFTH THIRD BANCORP                                        $ 2,055,168
  8,246   FIRST TENNESSEE NATIONAL CORPORATION                           393,334
 70,294   FLEETBOSTON FINANCIAL CORPORATION                            3,156,201
  9,982   GOLDEN WEST FINANCIAL CORPORATION                            1,117,485
 15,070   HUNTINGTON BANCSHARES INCORPORATED                             334,403
135,228   JP MORGAN CHASE & COMPANY                                    5,672,815
 27,539   KEYCORP                                                        834,156
  7,834   M&T BANK CORPORATION                                           703,885
 14,877   MARSHALL & ILSLEY CORPORATION                                  562,499
 28,267   MELLON FINANCIAL CORPORATION                                   884,474
 39,815   NATIONAL CITY CORPORATION                                    1,416,618
  9,965   NORTH FORK BANCORPORATION INCORPORATED                         421,719
 14,477   NORTHERN TRUST CORPORATION                                     674,483
 18,217   PNC FINANCIAL SERVICES GROUP                                 1,009,586
 14,596   REGIONS FINANCIAL CORPORATION                                  533,046
 21,703   SOUTHTRUST CORPORATION                                         719,671
 22,036   STATE STREET CORPORATION                                     1,148,737
 18,540   SUNTRUST BANKS INCORPORATED                                  1,292,423
 19,826   SYNOVUS FINANCIAL CORPORATION                                  484,746
 12,389   UNION PLANTERS CORPORATION                                     369,812
126,143   US BANCORP                                                   3,487,854
 86,391   WACHOVIA CORPORATION                                         4,060,377
 59,089   WASHINGTON MUTUAL INCORPORATED                               2,523,691
111,171   WELLS FARGO & COMPANY++                                      6,300,061
  5,904   ZIONS BANCORPORATION                                           337,709

                                                                      74,266,204
                                                                     -----------

EATING & DRINKING PLACES - 0.31%
 10,829   DARDEN RESTAURANTS INCORPORATED                                268,451
 82,901   MCDONALD'S CORPORATION                                       2,368,481
  7,485   WENDY'S INTERNATIONAL INCORPORATED                             304,565
 19,326   YUM! BRANDS INCORPORATED+                                      734,195

                                                                       3,675,692
                                                                     -----------

EDUCATIONAL SERVICES - 0.08%
 11,572   APOLLO GROUP INCORPORATED CLASS A+                             996,465
                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 1.82%
 40,912   AES CORPORATION+                                               348,979
  8,342   ALLEGHENY ENERGY INCORPORATED+                                 114,369
 21,039   ALLIED WASTE INDUSTRIES INCORPORATED+                          280,029
 11,953   AMEREN CORPORATION                                             550,914
 25,953   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                   854,373
 27,144   CALPINE CORPORATION+                                           126,762
 20,110   CENTERPOINT ENERGY INCORPORATED                                229,857
 11,699   CINERGY CORPORATION                                            478,372
 18,688   CITIZENS COMMUNICATIONS COMPANY+                               241,823

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE
 ------   -------------                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (continued)
 10,586   CMS ENERGY CORPORATION+                                    $    94,745
 14,848   CONSOLIDATED EDISON INCORPORATED                               654,797
 10,990   CONSTELLATION ENERGY GROUP INCORPORATED                        439,050
 21,315   DOMINION RESOURCES INCORPORATED                              1,370,554
 11,094   DTE ENERGY COMPANY                                             456,518
 59,627   DUKE ENERGY CORPORATION                                      1,347,570
 24,754   DYNEGY INCORPORATED CLASS A+                                    98,026
 21,406   EDISON INTERNATIONAL                                           519,952
 42,116   EL PASO CORPORATION                                            299,445
 15,033   ENTERGY CORPORATION                                            894,464
 21,631   EXELON CORPORATION                                           1,489,727
 21,671   FIRSTENERGY CORPORATION                                        846,903
 12,113   FPL GROUP INCORPORATED                                         809,754
 10,450   KEYSPAN CORPORATION                                            399,399
  8,096   KINDER MORGAN INCORPORATED                                     510,210
  2,893   NICOR INCORPORATED                                             101,920
 17,244   NISOURCE INCORPORATED                                          366,435
  2,447   PEOPLES ENERGY CORPORATION                                     109,259
 27,528   PG&E CORPORATION+                                              797,486
  5,997   PINNACLE WEST CAPITAL CORPORATION                              235,982
 11,650   PPL CORPORATION                                                531,240
 16,101   PROGRESS ENERGY INCORPORATED                                   758,035
 15,517   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                   728,989
 14,929   SEMPRA ENERGY                                                  474,742
 48,107   SOUTHERN COMPANY                                             1,467,264
 12,340   TECO ENERGY INCORPORATED                                       180,534
 21,280   TXU CORPORATION                                                609,885
 37,902   WASTE MANAGEMENT INCORPORATED                                1,143,882
 34,046   WILLIAMS COMPANIES INCORPORATED                                325,820
 26,204   XCEL ENERGY INCORPORATED                                       466,693

                                                                      21,754,758
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.72%
 52,996   ADC TELECOMMUNICATIONS INCORPORATED+                           153,688
 22,903   ADVANCED MICRO DEVICES INCORPORATED+                           371,716
 24,885   ALTERA CORPORATION+                                            508,898
 13,045   AMERICAN POWER CONVERSION CORPORATION                          300,165
 24,558   ANALOG DEVICES INCORPORATED                                  1,179,030
 10,434   ANDREW CORPORATION+                                            182,595
 20,416   APPLIED MICRO CIRCUITS CORPORATION+                            117,392
 19,897   BROADCOM CORPORATION CLASS A+                                  779,366
 31,205   CIENA CORPORATION+                                             155,089
 12,669   COMVERSE TECHNOLOGY INCORPORATED+                              229,816
  6,047   COOPER INDUSTRIES LIMITED CLASS A                              345,767
 27,711   EMERSON ELECTRIC COMPANY                                     1,660,443
670,046   GENERAL ELECTRIC COMPANY                                    20,449,804

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE
 ------   -------------                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
426,020   INTEL CORPORATION                                          $11,587,744
111,657   INTERNATIONAL BUSINESS MACHINES CORPORATION                 10,254,579
 13,140   JABIL CIRCUIT INCORPORATED+                                    386,710
 94,349   JDS UNIPHASE CORPORATION+                                      384,000
 12,897   KLA-TENCOR CORPORATION+                                        649,364
 20,517   LINEAR TECHNOLOGY CORPORATION                                  759,539
 24,905   LSI LOGIC CORPORATION+                                         232,613
279,891   LUCENT TECHNOLOGIES INCORPORATED+                            1,150,352
 21,551   MAXIM INTEGRATED PRODUCTS INCORPORATED                       1,014,837
  5,161   MAYTAG CORPORATION                                             162,933
 40,036   MICRON TECHNOLOGY INCORPORATED+                                669,002
 12,509   MOLEX INCORPORATED                                             380,149
153,788   MOTOROLA INCORPORATED                                        2,706,669
 11,698   NATIONAL SEMICONDUCTOR CORPORATION+                            519,742
 22,673   NETWORK APPLIANCE INCORPORATED+                                486,336
 10,074   NOVELLUS SYSTEMS INCORPORATED+                                 320,252
 10,655   NVIDIA CORPORATION+                                            282,251
 11,351   PMC-SIERRA INCORPORATED+                                       192,626
  5,470   POWER-ONE INCORPORATED+                                         60,498
  6,226   QLOGIC CORPORATION+                                            205,520
 52,898   QUALCOMM INCORPORATED                                        3,513,485
 11,729   ROCKWELL COLLINS INCORPORATED                                  370,754
 34,087   SANMINA-SCI CORPORATION+                                       375,298
 10,021   SCIENTIFIC-ATLANTA INCORPORATED                                324,079
 54,957   SOLECTRON CORPORATION+                                         303,912
 27,290   TELLABS INCORPORATED+                                          235,513
113,823   TEXAS INSTRUMENTS INCORPORATED                               3,325,908
  3,841   THOMAS & BETTS CORPORATION+                                     83,811
  4,576   WHIRLPOOL CORPORATION                                          315,149
 22,651   XILINX INCORPORATED+                                           860,738

                                                                      68,548,132
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.20%
  5,390   FLUOR CORPORATION                                              208,539
  9,776   MOODY'S CORPORATION                                            692,141
 24,804   PAYCHEX INCORPORATED                                           883,022
  6,807   QUEST DIAGNOSTICS INCORPORATED                                 563,824

                                                                       2,347,526
                                                                     -----------

FabriCATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.31%
  3,702   BALL CORPORATION                                               250,922
  3,904   CRANE COMPANY                                                  128,832
  9,584   FORTUNE BRANDS INCORPORATED                                    734,422
 20,244   ILLINOIS TOOL WORKS INCORPORATED                             1,603,932
 29,728   MASCO CORPORATION                                              904,623
  3,828   SNAP-ON INCORPORATED                                           123,797

                                                                       3,746,528
                                                                     -----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

FINANCIAL SERVICES - 0.02%
 15,812   JANUS CAPITAL GROUP INCORPORATED                           $   259,001
                                                                     -----------

FOOD & KINDRED PRODUCTS - 2.24%
  2,391   ADOLPH COORS COMPANY CLASS B                                   166,055
 53,532   ANHEUSER-BUSCH COMPANIES INCORPORATED                        2,730,132
 42,575   ARCHER-DANIELS-MIDLAND COMPANY                                 718,240
 27,008   CAMPBELL SOUP COMPANY                                          736,508
160,662   COCA COLA COMPANY                                            8,081,299
 30,153   COCA COLA ENTERPRISES INCORPORATED                             728,798
 35,276   CONAGRA FOODS INCORPORATED                                     950,335
 24,627   GENERAL MILLS INCORPORATED                                   1,149,588
  7,287   HERCULES INCORPORATED+                                          83,655
  8,549   HERSHEY FOODS CORPORATION                                      708,285
 23,133   HJ HEINZ COMPANY                                               862,630
 27,094   KELLOGG COMPANY                                              1,063,168
  9,023   MCCORMICK & COMPANY INCORPORATED                               302,451
 17,061   PEPSI BOTTLING GROUP INCORPORATED                              507,565
112,368   PEPSICO INCORPORATED                                         6,051,017
 51,983   SARA LEE CORPORATION                                         1,136,348
 14,774   WM WRIGLEY JR COMPANY                                          873,439

                                                                      26,849,513
                                                                     -----------

FOOD STORES - 0.20%
 24,107   ALBERTSON'S INCORPORATED                                       533,970
 48,950   KROGER COMPANY+                                                814,528
 26,027   STARBUCKS CORPORATION+                                         982,519
  9,314   WINN-DIXIE STORES INCORPORATED+                                 70,787

                                                                       2,401,804
                                                                     -----------

FORESTRY - 0.08%
 14,442   WEYERHAEUSER COMPANY                                           945,951
                                                                     -----------

FURNITURE & FIXTURES - 0.06%
 12,610   LEGGETT & PLATT INCORPORATED                                   298,983
 18,028   NEWELL RUBBERMAID INCORPORATED                                 418,250

                                                                         717,233
                                                                     -----------

GENERAL MERCHANDISE STORES - 0.58%
  7,681   BIG LOTS INCORPORATED+                                         111,374
 22,142   DOLLAR GENERAL CORPORATION                                     425,126
 11,309   FAMILY DOLLAR STORES INCORPORATED                              406,559
 11,878   FEDERATED DEPARTMENT STORES INCORPORATED                       642,006
 17,938   JC PENNEY COMPANY INCORPORATED                                 623,884
 18,960   MAY DEPARTMENT STORES COMPANY                                  655,637
 14,646   SEARS ROEBUCK & COMPANY                                        629,192
 59,886   TARGET CORPORATION                                           2,697,265
 33,066   TJX COMPANIES INCORPORATED                                     812,101

                                                                       7,003,144
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HEALTH SERVICES - 0.37%
 21,524   BIOGEN IDEC INCORPORATED+                                  $ 1,196,734
 29,341   CAREMARK RX INCORPORATED+                                      975,588
 32,556   HCA INCORPORATED                                             1,322,425
 15,961   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A             370,455
  5,870   MANOR CARE INCORPORATED                                        207,152
 30,537   TENET HEALTHCARE CORPORATION+                                  340,793

                                                                      4,413,147
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.25%
  6,147   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A              191,110
 26,265   EQUITY OFFICE PROPERTIES TRUST                                 758,796
 18,301   EQUITY RESIDENTIAL                                             546,285
 12,034   PLUM CREEK TIMBER COMPANY                                      390,864
 11,896   PROLOGIS                                                       426,710
 12,569   SIMON PROPERTY GROUP INCORPORATED                              734,532

                                                                       3,048,297
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.20%
 19,604   BED BATH & BEYOND INCORPORATED+                                818,663
 21,331   BEST BUY COMPANY INCORPORATED                                1,103,240
 13,834   CIRCUIT CITY STORES INCORPORATED                               156,324
 10,782   RADIOSHACK CORPORATION                                         357,531

                                                                       2,435,758
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
 24,927   HILTON HOTELS CORPORATION                                      405,064
 15,115   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                    643,143
 13,413   STARWOOD HOTELS & Resorts Worldwide Incorporated               543,227

                                                                       1,591,434
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.86%
 51,486   3M COMPANY                                                   4,215,159
  4,745   AMERICAN STANDARD COMPANIES INCORPORATED+                      539,744
 24,292   APPLE COMPUTER INCORPORATED+                                   657,099
110,478   APPLIED MATERIALS INCORPORATED+                              2,362,020
 22,000   BAKER HUGHES INCORPORATED                                      802,560
  5,154   BLACK & DECKER CORPORATION                                     293,469
 22,814   CATERPILLAR INCORPORATED                                     1,803,903
451,563   CISCO SYSTEMS INCORPORATED+                                 10,620,762
  2,812   CUMMINS INCORPORATED                                           164,361
 15,998   DEERE & COMPANY                                              1,108,821
168,228   DELL INCORPORATED+                                           5,655,825
 13,349   DOVER CORPORATION                                              517,541
158,899   EMC CORPORATION+                                             2,162,615
 24,603   GATEWAY INCORPORATED+                                          129,904
 11,522   INGERSOLL-RAND COMPANY CLASS A                                 779,463
  8,441   LEXMARK INTERNATIONAL INCORPORATED+                            776,572
  8,260   PALL CORPORATION                                               187,419

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
  7,790   PARKER HANNIFIN CORPORATION                                $   440,135
 15,348   PITNEY BOWES INCORPORATED                                      653,978
  5,325   STANLEY WORKS                                                  227,271
 15,191   SYMBOL TECHNOLOGIES INCORPORATED                               209,636

                                                                      34,308,257
                                                                     -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.53%
 18,336   ACE LIMITED                                                    782,214
 20,605   AON CORPORATION                                                575,085
 10,651   HUMANA INCORPORATED+                                           202,582
  9,267   JEFFERSON-PILOT CORPORATION                                    509,778
 34,838   MARSH & MCLENNAN COMPANIES INCORPORATED                      1,612,999
 17,760   MEDCO HEALTH SOLUTIONS INCORPORATED+                           603,840
 49,945   METLIFE INCORPORATED                                         1,782,038
 19,452   UNUMPROVIDENT CORPORATION                                      284,583

                                                                       6,353,119
                                                                     -----------

INSURANCE CARRIERS - 2.90%
 10,073   AETNA INCORPORATED                                             903,750
 33,694   AFLAC INCORPORATED                                           1,352,477
 46,227   ALLSTATE CORPORATION                                         2,101,479
  7,020   AMBAC FINANCIAL GROUP INCORPORATED                             517,936
171,416   AMERICAN INTERNATIONAL GROUP INCORPORATED                   12,230,532
  9,085   ANTHEM INCORPORATED+                                           823,464
 12,337   CHUBB CORPORATION                                              857,915
  9,262   CIGNA CORPORATION                                              546,643
 10,540   CINCINNATI FINANCIAL CORPORATION                               457,963
 19,142   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               1,219,345
 19,008   JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                   830,460
 11,694   LINCOLN NATIONAL CORPORATION                                   553,360
 12,184   LOEWS CORPORATION                                              719,587
  9,469   MBIA INCORPORATED                                              593,706
  6,468   MGIC INVESTMENT CORPORATION                                    415,440
 21,076   PRINCIPAL FINANCIAL GROUP INCORPORATED                         750,938
 14,254   PROGRESSIVE CORPORATION                                      1,248,650
 35,512   PRUDENTIAL FINANCIAL INCORPORATED                            1,590,227
  9,104   SAFECO CORPORATION                                             393,020
 14,980   ST PAUL COMPANIES INCORPORATED                                 599,350
  7,436   TORCHMARK CORPORATION                                          399,982
 66,020   TRAVELERS PROPERTY CASUALTY CORPORATION CLASS B              1,140,165
 41,117   UNITEDHEALTH GROUP INCORPORATED                              2,649,580
 10,190   WELLPOINT HEALTH NETWORKS INCORPORATED+                      1,158,807
  9,019   XL CAPITAL LIMITED CLASS A                                     685,805

                                                                      34,740,581
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
 16,668   GEORGIA-PACIFIC CORPORATION                                $   561,545
  6,957   LOUISIANA-PACIFIC CORPORATION                                  179,491

                                                                         741,036
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.73%
 31,242   AGILENT TECHNOLOGIES INCORPORATED+                             988,185
  8,621   ALLERGAN INCORPORATED                                          725,543
 13,557   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                   268,157
  3,444   BAUSCH & LOMB INCORPORATED                                     206,537
 40,098   BAXTER INTERNATIONAL INCORPORATED                            1,238,627
 16,603   BECTON DICKINSON & COMPANY                                     804,913
 16,808   BIOMET INCORPORATED                                            644,755
 53,821   BOSTON SCIENTIFIC CORPORATION+                               2,280,934
  3,407   C.R. BARD INCORPORATED                                         332,660
 10,111   DANAHER CORPORATION                                            944,064
 18,828   EASTMAN KODAK COMPANY                                          492,729
 20,466   GUIDANT CORPORATION                                          1,296,930
 79,645   MEDTRONIC INCORPORATED                                       3,803,049
  3,206   MILLIPORE CORPORATION+                                         164,724
  8,334   PERKINELMER INCORPORATED                                       172,430
 27,347   RAYTHEON COMPANY                                               857,055
 12,287   ROCKWELL AUTOMATION INCORPORATED                               425,990
 11,335   ST JUDE MEDICAL INCORPORATED+                                  817,254
 13,106   STRYKER CORPORATION                                          1,160,274
  5,568   TEKTRONIX INCORPORATED                                         182,129
 12,571   TERADYNE INCORPORATED+                                         299,567
 10,882   THERMO ELECTRON CORPORATION+                                   307,743
  7,977   WATERS CORPORATION+                                            325,781
 52,412   XEROX CORPORATION+                                             763,643
 15,888   ZIMMER HOLDINGS INCORPORATED+                                1,172,217

                                                                      20,675,890
                                                                     -----------

METAL MINING - 0.19%

 12,880   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B            503,479
 28,388   NEWMONT MINING CORPORATION                                   1,323,733
  6,093   PHELPS DODGE CORPORATION+                                      497,554

                                                                       2,324,766
                                                                     -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
   FUELS - 0.03%
  6,681   VULCAN MATERIALS COMPANY                                       316,947
                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.70%
  9,986   EATON CORPORATION                                              561,113
 11,464   HASBRO INCORPORATED                                            249,342
200,441   HEWLETT-PACKARD COMPANY                                      4,578,073
  6,062   ITT INDUSTRIES INCORPORATED                                    462,713
194,996   JOHNSON & JOHNSON                                            9,890,197

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
 28,244   MATTEL INCORPORATED                                        $   520,819
  9,634   TIFFANY & COMPANY                                              367,730
131,400   TYCO INTERNATIONAL LIMITED                                   3,764,610

                                                                      20,394,597
                                                                     -----------

MISCELLANEOUS RETAIL - 1.93%
 30,097   COSTCO WHOLESALE CORPORATION+                                1,130,443
 26,044   CVS CORPORATION                                                919,353
  5,474   DILLARDS INCORPORATED CLASS A                                  104,882
  5,095   EXPRESS SCRIPTS INCORPORATED+                                  380,036
 20,404   OFFICE DEPOT INCORPORATED+                                     384,003
 32,808   STAPLES INCORPORATED                                           832,995
 14,026   TOYS R US INCORPORATED+                                        235,637
284,349   WAL-MART STORES INCORPORATED                                16,972,792
 67,339   WALGREEN COMPANY                                             2,218,820

                                                                      23,178,961
                                                                     -----------

MOTION PICTURES - 0.70%
299,138   TIME WARNER INCORPORATED+                                    5,043,467
134,533   WALT DISNEY COMPANY                                          3,361,979

                                                                       8,405,446
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.43%
 74,183   UNITED PARCEL SERVICE INCORPORATED CLASS B                   5,180,941
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.49%
 84,513   AMERICAN EXPRESS COMPANY                                     4,381,999
 15,172   CAPITAL ONE FINANCIAL CORPORATION                            1,144,424
 12,097   COUNTRYWIDE FINANCIAL CORPORATION                            1,160,102
 63,841   FANNIE MAE                                                   4,746,578
 45,234   FREDDIE MAC                                                  2,671,520
 83,947   MBNA CORPORATION                                             2,319,456
 19,069   PROVIDIAN FINANCIAL CORPORATION+                               249,804
 29,620   SLM CORPORATION                                              1,239,597

                                                                      17,913,480
                                                                     -----------

OIL & GAS EXTRACTION - 0.94%
 16,534   ANADARKO PETROLEUM CORPORATION                                 857,453
 21,292   APACHE CORPORATION                                             919,176
 10,460   BJ SERVICES COMPANY+                                           452,604
 12,998   BURLINGTON RESOURCES INCORPORATED                              827,063
 15,279   DEVON ENERGY CORPORATION                                       888,474
  7,561   EOG RESOURCES INCORPORATED                                     346,974
 28,782   HALLIBURTON COMPANY                                            874,685
  6,626   KERR-MCGEE CORPORATION                                         341,239
  9,631   NABORS INDUSTRIES LIMITED+                                     440,618
  8,821   NOBLE CORPORATION+                                             338,903

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

OIL & GAS EXTRACTION (continued)
 25,502   OCCIDENTAL PETROLEUM CORPORATION                           $ 1,174,367
  6,841   ROWAN COMPANIES INCORPORATED+                                  144,277
 38,677   SCHLUMBERGER LIMITED                                         2,469,526
 21,017   TRANSOCEAN INCORPORATED+                                       586,164
 17,013   UNOCAL CORPORATION                                             634,245

                                                                      11,295,768
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.39%
  6,980   BEMIS COMPANY INCORPORATED                                     181,480
  5,730   BOISE CASCADE CORPORATION                                      198,544
 31,568   INTERNATIONAL PAPER COMPANY                                  1,334,064
 32,953   KIMBERLY-CLARK CORPORATION                                   2,079,334
 13,213   MEADWESTVACO CORPORATION                                       373,796
 10,331   PACTIV CORPORATION+                                            229,865
  3,594   TEMPLE-INLAND INCORPORATED                                     227,644

                                                                       4,624,727
                                                                     -----------

PERSONAL SERVICES - 0.09%
 11,238   CINTAS CORPORATION                                             488,741
 11,713   H & R BLOCK INCORPORATED                                       597,714

                                                                       1,086,455
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.41%
  5,905   AMERADA HESS CORPORATION                                       385,478
  4,566   ASHLAND INCORPORATED                                           212,273
 70,285   CHEVRONTEXACO CORPORATION                                    6,169,617
 44,953   CONOCOPHILLIPS                                               3,138,169
430,851   EXXON MOBIL CORPORATION                                     17,919,093
 22,355   MARATHON OIL CORPORATION                                       752,693
  5,075   SUNOCO INCORPORATED                                            316,579

                                                                      28,893,902
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.25%
 57,181   ALCOA INCORPORATED                                           1,983,609
  5,298   ALLEGHENY TECHNOLOGIES INCORPORATED                             64,106
  8,242   ENGELHARD CORPORATION                                          246,353
  5,143   NUCOR CORPORATION                                              316,192
  7,436   UNITED STATES STEEL CORPORATION                                277,140
  5,678   WORTHINGTON INDUSTRIES INCORPORATED                            108,847

                                                                       2,996,247
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.83%
  4,404   AMERICAN GREETINGS CORPORATION CLASS A+                        100,279
  5,359   DOW JONES & COMPANY INCORPORATED                               256,750
 17,809   GANNETT COMPANY INCORPORATED                                 1,569,685
  5,249   KNIGHT-RIDDER INCORPORATED                                     384,489
 12,575   MCGRAW-HILL COMPANIES INCORPORATED                             957,460

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
  3,296   MEREDITH CORPORATION                                       $   166,646
  9,847   NEW YORK TIMES COMPANY CLASS A                                 435,237
 14,075   RR DONNELLEY & SONS COMPANY                                    425,769
 21,693   TRIBUNE COMPANY                                              1,094,195
114,931   VIACOM INCORPORATED CLASS B                                  4,506,445

                                                                       9,896,955
                                                                     -----------

RAILROAD TRANSPORTATION - 0.23%
 24,441   BURLINGTON NORTHERN SANTA FE CORPORATION                       769,891
 14,061   CSX CORPORATION                                                425,908
 25,690   NORFOLK SOUTHERN CORPORATION                                   567,492
 17,006   UNION PACIFIC CORPORATION                                    1,017,299

                                                                       2,780,590
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.17%
  4,851   COOPER TIRE & RUBBER COMPANY                                    97,748
 11,519   GOODYEAR TIRE & RUBBER COMPANY+                                 98,372
 17,288   NIKE INCORPORATED CLASS B                                    1,346,216
  3,869   REEBOK INTERNATIONAL LIMITED                                   159,983
  5,583   SEALED AIR CORPORATION+                                        277,643

                                                                       1,979,962
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
   & SERVICES - 1.33%
  6,813   BEAR STEARNS COMPANIES INCORPORATED                            597,364
 89,132   CHARLES SCHWAB CORPORATION                                   1,034,822
  7,139   FEDERATED INVESTORS INCORPORATED CLASS B                       224,379
 16,387   FRANKLIN RESOURCES INCORPORATED                                912,428
 31,755   GOLDMAN SACHS GROUP INCORPORATED                             3,313,634
 18,216   LEHMAN BROTHERS HOLDINGS INCORPORATED                        1,509,560
 63,751   MERRILL LYNCH & COMPANY INCORPORATED                         3,797,010
 72,073   MORGAN STANLEY                                               4,129,783
  8,269   T ROWE PRICE GROUP INCORPORATED                                445,120

                                                                      15,964,100
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%
 88,560   CORNING INCORPORATED+                                          990,101
                                                                     -----------

TOBACCO PRODUCTS - 0.67%
134,473   ALTRIA GROUP INCORPORATED                                    7,322,055
  5,560   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                      336,380
 10,896   UST INCORPORATED                                               393,345

                                                                       8,051,780
                                                                     -----------

TRANSPORTATION BY AIR - 0.19%
  8,111   DELTA AIR LINES INCORPORATED+                                   64,239
 19,604   FEDEX CORPORATION                                            1,473,436
 51,865   SOUTHWEST AIRLINES COMPANY                                     737,002

                                                                       2,274,677
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

TRANSPORTATION EQUIPMENT - 1.56%
 55,351   BOEING COMPANY                                            $  2,273,266
  6,152   BRUNSWICK CORPORATION                                          251,186
  9,774   DANA CORPORATION                                               194,112
 36,813   DELPHI CORPORATION                                             366,657
120,328   FORD MOTOR COMPANY                                           1,632,851
 13,022   GENERAL DYNAMICS CORPORATION                                 1,163,255
 36,925   GENERAL MOTORS CORPORATION                                   1,739,167
 11,430   GENUINE PARTS COMPANY                                          373,990
  7,727   GOODRICH CORPORATION                                           216,897
 19,906   HARLEY-DAVIDSON INCORPORATED                                 1,061,786
 56,425   HONEYWELL INTERNATIONAL INCORPORATED                         1,909,986
 12,388   JOHNSON CONTROLS INCORPORATED                                  732,750
 29,623   LOCKHEED MARTIN CORPORATION                                  1,351,994
  4,526   NAVISTAR INTERNATIONAL CORPORATION+                            207,517
 12,262   NORTHROP GRUMMAN CORPORATION                                 1,206,826
 11,499   PACCAR INCORPORATED                                            646,704
  9,050   TEXTRON INCORPORATED                                           481,008
 33,880   UNITED TECHNOLOGIES CORPORATION                              2,923,844

                                                                      18,733,796
                                                                    ------------

TRANSPORTATION SERVICES - 0.02%
  9,204   SABRE HOLDINGS CORPORATION                                     228,351
                                                                    ------------

WATER TRANSPORTATION - 0.16%
 41,393   CARNIVAL CORPORATION                                         1,858,960
                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.49%
  7,374   AMERISOURCEBERGEN CORPORATION                                  403,210
  7,973   BROWN-FORMAN CORPORATION CLASS B                               379,993
 28,581   CARDINAL HEALTH INCORPORATED                                 1,969,231
 19,122   MCKESSON CORPORATION                                           575,381
 29,060   SAFEWAY INCORPORATED+                                          598,055
  8,830   SUPERVALU INCORPORATED                                         269,668
 42,359   SYSCO CORPORATION                                            1,654,119

                                                                       5,849,657
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%
  8,589   VISTEON CORPORATION                                             82,195
  5,995   WW GRAINGER INCORPORATED                                       287,760

                                                                         369,955
                                                                    ------------

TOTAL COMMON STOCK (COST $754,748,128)                               687,368,636
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 44.58%
          COLLATERAL FOR SECURITY LENDING                            534,334,221

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $534,334,221)          534,334,221
                                                                    ------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES - 36.36%

US TREASURY BONDS - 36.36%
$18,744,000   US TREASURY BOND                                   7.50%         11/15/2024    $   25,483,780
 18,572,000   US TREASURY BOND                                   7.63          02/15/2025        25,574,220
 22,026,000   US TREASURY BOND                                   6.88          08/15/2025        28,137,356
 27,389,000   US TREASURY BOND                                   6.00          02/15/2026        31,754,122
 16,883,000   US TREASURY BOND                                   6.75          08/15/2026        21,346,443
 21,435,000   US TREASURY BOND                                   6.50          11/15/2026        26,370,066
 18,856,000   US TREASURY BOND                                   6.63          02/15/2027        23,536,851
 17,730,000   US TREASURY BOND                                   6.38          08/15/2027        21,530,869
 43,811,000   US TREASURY BOND                                   6.13          11/15/2027        51,686,728
 23,471,000   US TREASURY BOND                                   5.50          08/15/2028        25,600,805
 21,904,000   US TREASURY BOND                                   5.25          11/15/2028        23,125,827
 22,711,000   US TREASURY BOND                                   5.25          02/15/2029        24,009,797
 22,310,000   US TREASURY BOND                                   6.13          08/15/2029        26,446,073
 35,543,000   US TREASURY BOND                                   6.25          05/15/2030        42,911,242
 35,205,000   US TREASURY BOND                                   5.38          02/15/2031        38,373,450

                                                                                                435,887,629
                                                                                             --------------

TOTAL US TREASURY SECURITIES (COST $394,551,962)                                                435,887,629
                                                                                             --------------

SHORT-TERM INVESTMENTS - 6.14%

SHARES

MUTUAL FUND - 4.04%
 48,439,204       WELLS FARGO MONEY MARKET TRUST~                                                48,439,204
                                                                                             --------------

PRINCIPAL

TREASURY BILLS - 2.10%
$   540,000   US TREASURY BILL#^                                 0.90          05/13/2004           539,407
    255,000   US TREASURY BILL#^                                 0.91          05/13/2004           254,720
 23,600,000   US TREASURY BILL#^                                 0.95          05/13/2004        23,574,061
    150,000   US TREASURY BILL#^                                 1.00          05/13/2004           149,835
    410,000   US TREASURY BILL#^                                 0.95          08/12/2004           408,529
    250,000   US TREASURY BILL#^                                 0.97          08/12/2004           249,103

                                                                                                 25,175,655
                                                                                             --------------

TOTAL SHORT-TERM INVESTMENTS (COST $73,614,701)                                                  73,614,859
                                                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,757,249,012)*                              144.43%                                  $1,731,205,345
OTHER ASSETS AND LIABILITIES, NET                   (44.43)                                    (532,584,006)
                                                    ------                                   --------------
TOTAL NET ASSETS                                    100.00%                                  $1,198,621,339
                                                    ======                                   ==============

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,852,539.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
--------------------------------------------------------------------------------

 FACE/SHARE
   AMOUNT     SECURITY NAME                                           VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.00%

        N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO           $   56,822,115
        N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                   226,736,084
        N/A   WELLS FARGO INDEX PORTFOLIO                           283,018,766
        N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO            128,286,206
        N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO           28,331,438
        N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                  56,897,409
        N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO            197,082,882
        N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO            303,259,831
        N/A   WELLS FARGO OVERSEAS PORTFOLIO                         43,131,403
        N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                  38,201,844
        N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO             38,249,669
        N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO              38,359,427
        N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO            101,451,215
        N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO          201,792,353

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,526,369,129)       1,741,620,642
                                                                 --------------

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.15%

US TREASURY BILLS - 1.15%
$ 2,945,000   US TREASURY BILL#^             0.97%  04/08/2004        2,944,500
    475,000   US TREASURY BILL#^             0.93   05/13/2004          474,478
 14,745,000   US TREASURY BILL#^             0.97   05/13/2004       14,728,793
    670,000   US TREASURY BILL#^             1.00   05/13/2004          669,264
    385,000   US TREASURY BILL#^             0.95   08/12/2004          383,628
  1,080,000   US TREASURY BILL#^             0.97   08/12/2004        1,076,126

                                                                     20,276,789
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,276,579)                      20,276,789
                                                                 --------------

Total Investments in Master Portfolios and Securities
(Cost $1,546,645,708)               100.15%                      $1,761,897,431

OTHER ASSETS AND LIABILITIES, NET   (0.15)                           (2,607,891)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,759,289,540
                                    ======                       ==============

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

COMMON STOCK - 95.79%

AMUSEMENT & RECREATION SERVICES - 0.20%
   846   HARRAH'S ENTERTAINMENT INCORPORATED                          $   46,437
 2,639   INTERNATIONAL GAME TECHNOLOGY                                   118,649

                                                                         165,086
                                                                      ----------

APPAREL & ACCESSORY STORES - 0.47%
 6,816   GAP INCORPORATED                                                149,407
 2,587   KOHLS CORPORATION+                                              125,030
 3,710   LIMITED BRANDS                                                   74,200
 1,045   NORDSTROM INCORPORATED                                           41,695

                                                                         390,332
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.13%
   961   JONES APPAREL GROUP INCORPORATED                                 34,740
   830   LIZ CLAIBORNE INCORPORATED                                       30,453
   822   VF CORPORATION                                                   38,387

                                                                         103,580
                                                                      ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
 2,093   AUTONATION INCORPORATED+                                         35,686
   664   AUTOZONE INCORPORATED+                                           57,084

                                                                          92,770
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
   493   RYDER SYSTEM INCORPORATED                                        19,094
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.16%
   941   CENTEX CORPORATION                                               50,871
   355   KB HOME                                                          28,684
   954   PULTE HOMES INCORPORATED                                         53,042

                                                                         132,597
                                                                      ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.23%
17,313   HOME DEPOT INCORPORATED                                         646,813
 5,983   LOWE'S COMPANIES INCORPORATED                                   335,826
 1,109   SHERWIN-WILLIAMS COMPANY                                         42,619

                                                                       1,025,258
                                                                      ----------

BUSINESS SERVICES - 6.45%
 1,813   ADOBE SYSTEMS INCORPORATED                                       71,487
   858   AUTODESK INCORPORATED                                            27,130
 4,488   AUTOMATIC DATA PROCESSING INCORPORATED                          188,496
 1,713   BMC SOFTWARE INCORPORATED+                                       33,489
 7,667   CENDANT CORPORATION                                             186,998
 1,248   CITRIX SYSTEMS INCORPORATED+                                     26,982
 4,428   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                  118,936
 1,427   COMPUTER SCIENCES CORPORATION+                                   57,551
 2,925   COMPUWARE CORPORATION+                                           21,791
 1,090   CONVERGYS CORPORATION+                                           16,568

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

BUSINESS SERVICES (continued)
   384   DELUXE CORPORATION                                           $   15,398
 4,915   EBAY INCORPORATED+                                              340,757
 2,274   ELECTRONIC ARTS INCORPORATED+                                   122,705
 3,655   ELECTRONIC DATA SYSTEMS CORPORATION                              70,724
 1,058   EQUIFAX INCORPORATED                                             27,318
 6,753   FIRST DATA CORPORATION                                          284,707
 1,480   FISERV INCORPORATED+                                             52,940
 1,822   IMS HEALTH INCORPORATED                                          42,380
 3,156   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                     48,539
 1,510   INTUIT INCORPORATED+                                             67,769
   685   MERCURY INTERACTIVE CORPORATION+                                 30,688
82,139   MICROSOFT CORPORATION                                         2,051,011
   859   MONSTER WORLDWIDE INCORPORATED+                                  22,506
   719   NCR CORPORATION+                                                 31,679
 2,864   NOVELL INCORPORATED+                                             32,592
 1,445   OMNICOM GROUP INCORPORATED                                      115,961
39,779   ORACLE CORPORATION+                                             477,746
 2,027   PARAMETRIC TECHNOLOGY CORPORATION+                                9,162
 2,769   PEOPLESOFT INCORPORATED+                                         51,199
 1,302   ROBERT HALF INTERNATIONAL INCORPORATED+                          30,753
 3,773   SIEBEL SYSTEMS INCORPORATED+                                     43,427
25,011   SUN MICROSYSTEMS INCORPORATED+                                  104,046
 2,186   SUNGARD DATA SYSTEMS INCORPORATED+                               59,896
 2,368   SYMANTEC CORPORATION+                                           109,638
 2,524   UNISYS CORPORATION+                                              36,043
 3,253   VERITAS SOFTWARE CORPORATION+                                    87,538
 5,061   YAHOO! INCORPORATED+                                            245,914

                                                                       5,362,464
                                                                      ----------

CHEMICALS & ALLIED PRODUCTS - 10.57%
11,898   ABBOTT LABORATORIES                                             489,008
 1,729   AIR PRODUCTS & CHEMICALS INCORPORATED                            86,657
   685   ALBERTO-CULVER COMPANY CLASS B                                   30,051
 9,815   AMGEN INCORPORATED+                                             570,939
   840   AVERY DENNISON CORPORATION                                       52,256
 1,791   AVON PRODUCTS INCORPORATED                                      135,883
14,770   BRISTOL-MYERS SQUIBB COMPANY                                    357,877
 1,426   CHIRON CORPORATION+                                              62,758
 1,599   CLOROX COMPANY                                                   78,207
 4,052   COLGATE PALMOLIVE COMPANY                                       223,265
 7,090   DOW CHEMICAL COMPANY                                            285,585
 7,593   DU PONT (E.I.) DE NEMOURS & COMPANY                             320,576
   588   EASTMAN CHEMICAL COMPANY                                         25,096
 1,957   ECOLAB INCORPORATED                                              55,833
 8,550   ELI LILLY & COMPANY                                             571,995
 2,798   FOREST LABORATORIES INCORPORATED+                               200,393
 1,705   GENZYME CORPORATION+                                             80,203
 7,662   GILLETTE COMPANY                                                299,584

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
   385   GREAT LAKES CHEMICAL CORPORATION                             $    9,182
   712   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                  25,276
 1,834   KING PHARMACEUTICALS INCORPORATED+                               30,885
 1,883   MEDIMUNE INCORPORATED+                                           43,460
16,925   MERCK & COMPANY INCORPORATED                                    747,916
 2,020   MONSANTO COMPANY                                                 74,073
58,022   PFIZER INCORPORATED                                           2,033,671
 1,302   PPG INDUSTRIES INCORPORATED                                      75,907
 2,474   PRAXAIR INCORPORATED                                             91,835
 9,834   PROCTER & GAMBLE COMPANY                                      1,031,390
 1,694   ROHM & HAAS COMPANY                                              67,489
11,195   SCHERING-PLOUGH CORPORATION                                     181,583
   527   SIGMA-ALDRICH CORPORATION                                        29,164
   821   WATSON PHARMACEUTICALS INCORPORATED+                             35,131
10,134   WYETH                                                           380,532

                                                                       8,783,660
                                                                      ----------
COMMUNICATIONS - 4.34%
 2,374   ALLTEL CORPORATION                                              118,439
 6,038   AT&T CORPORATION                                                118,164
20,731   AT&T WIRELESS SERVICES INCORPORATED+                            282,149
 3,230   AVAYA INCORPORATED+                                              51,292
13,936   BELLSOUTH CORPORATION                                           385,888
 1,097   CENTURYTEL INCORPORATED                                          30,156
 4,684   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                       198,367
17,128   COMCAST CORPORATION CLASS A+                                    492,259
 8,366   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                     206,891
13,439   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                 57,922
25,169   SBC COMMUNICATIONS INCORPORATED                                 617,647
 6,878   SPRINT CORPORATION-FON GROUP                                    126,762
 7,876   SPRINT CORPORATION-PCS GROUP+                                    72,459
 2,454   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                   81,007
21,013   VERIZON COMMUNICATIONS INCORPORATED                             767,815

                                                                       3,607,217
                                                                      ----------
DEPOSITORY INSTITUTIONS - 10.35%
 2,671   AMSOUTH BANCORPORATION                                           62,795
11,026   BANK OF AMERICA CORPORATION                                     892,885
 5,888   BANK OF NEW YORK COMPANY INCORPORATED                           185,472
 8,519   BANK ONE CORPORATION                                            464,456
 4,159   BB&T CORPORATION                                                146,813
 1,694   CHARTER ONE FINANCIAL INCORPORATED                               59,900
39,195   CITIGROUP INCORPORATED                                        2,026,381
 1,334   COMERICA INCORPORATED                                            72,463
 4,298   FIFTH THIRD BANCORP                                             237,980
   955   FIRST TENNESSEE NATIONAL CORPORATION                             45,553
 8,141   FLEETBOSTON FINANCIAL CORPORATION                               365,531
 1,156   GOLDEN WEST FINANCIAL CORPORATION                               129,414

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

DEPOSITORY INSTITUTIONS (continued)
 1,745   HUNTINGTON BANCSHARES INCORPORATED                           $   38,722
15,661   JP MORGAN CHASE & COMPANY                                       656,979
 3,189   KEYCORP                                                          96,595
   907   M&T BANK CORPORATION                                             81,494
 1,723   MARSHALL & ILSLEY CORPORATION                                    65,147
 3,273   MELLON FINANCIAL CORPORATION                                    102,412
 4,611   NATIONAL CITY CORPORATION                                       164,059
 1,154   NORTH FORK BANCORPORATION INCORPORATED                           48,837
 1,676   NORTHERN TRUST CORPORATION                                       78,085
 2,109   PNC FINANCIAL SERVICES GROUP                                    116,881
 1,690   REGIONS FINANCIAL CORPORATION                                    61,719
 2,513   SOUTHTRUST CORPORATION                                           83,331
 2,552   STATE STREET CORPORATION                                        133,036
 2,147   SUNTRUST BANKS INCORPORATED                                     149,667
 2,296   SYNOVUS FINANCIAL CORPORATION                                    56,137
 1,434   UNION PLANTERS CORPORATION                                       42,805
14,609   US BANCORP                                                      403,939
10,005   WACHOVIA CORPORATION                                            470,235
 6,843   WASHINGTON MUTUAL INCORPORATED                                  292,265
12,875   WELLS FARGO & Company++                                         729,626
   683   ZIONS BANCORPORATION                                             39,068

                                                                       8,600,682
                                                                      ----------
EATING & DRINKING PLACES - 0.51%
 1,254   DARDEN RESTAURANTS INCORPORATED                                  31,087
 9,601   MCDONALD'S CORPORATION                                          274,300
   866   WENDY'S INTERNATIONAL INCORPORATED                               35,237
 2,238   YUM! BRANDS INCORPORATED+                                        85,022

                                                                         425,646
                                                                      ----------
EDUCATIONAL SERVICES - 0.14%
 1,340   APOLLO GROUP INCORPORATED CLASS A+                              115,387
                                                                      ----------
ELECTRIC, GAS & SANITARY SERVICES - 3.03%
 4,738   AES CORPORATION+                                                 40,415
   966   ALLEGHENY ENERGY INCORPORATED+                                   13,244
 2,436   ALLIED WASTE INDUSTRIES INCORPORATED+                            32,423
 1,384   AMEREN CORPORATION                                               63,789
 3,005   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                     98,925
 3,143   CALPINE CORPORATION+                                             14,678
 2,329   CENTERPOINT ENERGY INCORPORATED                                  26,620
 1,355   CINERGY CORPORATION                                              55,406
 2,164   CITIZENS COMMUNICATIONS COMPANY+                                 28,002
 1,226   CMS ENERGY CORPORATION+                                          10,973
 1,719   CONSOLIDATED EDISON INCORPORATED                                 75,808
 1,272   CONSTELLATION ENERGY GROUP INCORPORATED                          50,816
 2,468   DOMINION RESOURCES INCORPORATED                                 158,692
 1,284   DTE ENERGY COMPANY                                               52,837

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)

 6,905   DUKE ENERGY CORPORATION                                      $  156,053
 2,866   DYNEGY INCORPORATED CLASS A+                                     11,349
 2,479   EDISON INTERNATIONAL                                             60,215
 4,877   EL PASO CORPORATION                                              34,675
 1,741   ENTERGY CORPORATION                                             103,590
 2,505   EXELON CORPORATION                                              172,519
 2,509   FIRSTENERGY CORPORATION                                          98,052
 1,402   FPL GROUP INCORPORATED                                           93,724
 1,210   KEYSPAN CORPORATION                                              46,246
   937   KINDER MORGAN INCORPORATED                                       59,050
   335   NICOR INCORPORATED                                               11,802
 1,997   NISOURCE INCORPORATED                                            42,436
   283   PEOPLES ENERGY CORPORATION                                       12,636
 3,188   PG&E CORPORATION+                                                92,356
   694   PINNACLE WEST CAPITAL CORPORATION                                27,309
 1,349   PPL CORPORATION                                                  61,514
 1,864   PROGRESS ENERGY INCORPORATED                                     87,757
 1,797   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                     84,423
 1,729   SEMPRA ENERGY                                                    54,982
 5,571   SOUTHERN COMPANY                                                169,916
 1,429   TECO ENERGY INCORPORATED                                         20,906
 2,464   TXU CORPORATION                                                  70,618
 4,389   WASTE MANAGEMENT INCORPORATED                                   132,460
 3,943   WILLIAMS COMPANIES INCORPORATED                                  37,735
 3,034   XCEL ENERGY INCORPORATED                                         54,036

                                                                       2,518,987
                                                                      ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 9.55%
 6,137   ADC TELECOMMUNICATIONS INCORPORATED+                             17,797
 2,652   ADVANCED MICRO DEVICES INCORPORATED+                             43,042
 2,882   ALTERA CORPORATION+                                              58,937
 1,510   AMERICAN POWER CONVERSION CORPORATION                            34,745
 2,844   ANALOG DEVICES INCORPORATED                                     136,540
 1,208   ANDREW CORPORATION+                                              21,140
 2,364   APPLIED MICRO CIRCUITS CORPORATION+                              13,593
 2,304   BROADCOM CORPORATION CLASS A+                                    90,248
 3,614   CIENA CORPORATION+                                               17,962
 1,467   COMVERSE TECHNOLOGY INCORPORATED+                                26,611
   700   COOPER INDUSTRIES LIMITED CLASS A                                40,026
 3,209   EMERSON ELECTRIC COMPANY                                        192,283
77,601   GENERAL ELECTRIC COMPANY                                      2,368,382
49,339   INTEL CORPORATION                                             1,342,021
12,931   INTERNATIONAL BUSINESS MACHINES CORPORATION                   1,187,583
 1,521   JABIL CIRCUIT INCORPORATED+                                      44,763
10,927   JDS UNIPHASE CORPORATION+                                        44,473
 1,493   KLA-TENCOR CORPORATION+                                          75,173
 2,376   LINEAR TECHNOLOGY CORPORATION                                    87,959
 2,884   LSI LOGIC CORPORATION+                                           26,937

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
32,415   LUCENT TECHNOLOGIES INCORPORATED+                            $  133,226
 2,496   MAXIM INTEGRATED PRODUCTS INCORPORATED                          117,537
   597   MAYTAG CORPORATION                                               18,847
 4,636   MICRON TECHNOLOGY INCORPORATED+                                  77,468
 1,448   MOLEX INCORPORATED                                               44,005
17,811   MOTOROLA INCORPORATED                                           313,474
 1,354   NATIONAL SEMICONDUCTOR CORPORATION+                              60,158
 2,625   NETWORK APPLIANCE INCORPORATED+                                  56,306
 1,166   NOVELLUS SYSTEMS INCORPORATED+                                   37,067
 1,234   NVIDIA CORPORATION+                                              32,689
 1,314   PMC-SIERRA INCORPORATED+                                         22,299
   633   POWER-ONE INCORPORATED+                                           7,001
   721   QLOGIC CORPORATION+                                              23,800
 6,126   QUALCOMM INCORPORATED                                           406,889
 1,358   ROCKWELL COLLINS INCORPORATED                                    42,926
 3,947   SANMINA-SCI CORPORATION+                                         43,456
 1,160   SCIENTIFIC-ATLANTA INCORPORATED                                  37,514
 6,364   SOLECTRON CORPORATION+                                           35,193
 3,160   TELLABS INCORPORATED+                                            27,271
13,182   TEXAS INSTRUMENTS INCORPORATED                                  385,178
   444   THOMAS & BETTS CORPORATION+                                       9,688
   530   WHIRLPOOL CORPORATION                                            36,501
 2,623   XILINX INCORPORATED+                                             99,674

                                                                       7,938,382
                                                                      ----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
   624   FLUOR CORPORATION                                                24,142
 1,132   MOODY'S CORPORATION                                              80,146
 2,872   PAYCHEX INCORPORATED                                            102,243
   788   QUEST DIAGNOSTICS INCORPORATED                                   65,270

                                                                         271,801
                                                                      ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.52%
   428   BALL CORPORATION                                                 29,010
   452   CRANE COMPANY                                                    14,916
 1,109   FORTUNE BRANDS INCORPORATED                                      84,983
 2,344   ILLINOIS TOOL WORKS INCORPORATED                                185,715
 3,442   MASCO CORPORATION                                               104,740
   443   SNAP-ON INCORPORATED                                             14,326

                                                                         433,690
                                                                      ----------

FINANCIAL SERVICES - 0.04%
 1,831   JANUS CAPITAL GROUP INCORPORATED                                 29,992
                                                                      ----------

FOOD & KINDRED PRODUCTS - 3.74%
   277   ADOLPH COORS COMPANY CLASS B                                     19,238
 6,199   ANHEUSER-BUSCH COMPANIES INCORPORATED                           316,149
 4,930   ARCHER-DANIELS-MIDLAND COMPANY                                   83,169
 3,128   CAMPBELL SOUP COMPANY                                            85,301

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

FOOD & KINDRED PRODUCTS (continued)
18,607   COCA COLA COMPANY                                            $  935,932
 3,492   COCA COLA ENTERPRISES INCORPORATED                               84,402
 4,085   CONAGRA FOODS INCORPORATED                                      110,050
 2,852   GENERAL MILLS INCORPORATED                                      133,131
   843   HERCULES INCORPORATED+                                            9,678
   990   HERSHEY FOODS CORPORATION                                        82,021
 2,679   HJ HEINZ COMPANY                                                 99,900
 3,138   KELLOGG COMPANY                                                 123,135
 1,045   MCCORMICK & COMPANY INCORPORATED                                 35,028
 1,976   PEPSI BOTTLING GROUP INCORPORATED                                58,786
13,014   PEPSICO INCORPORATED                                            700,804
 6,020   SARA LEE CORPORATION                                            131,597
 1,711   WM WRIGLEY JR COMPANY                                           101,154

                                                                       3,109,475
                                                                      ----------

FOOD STORES - 0.34%
 2,792   ALBERTSON'S INCORPORATED                                         61,843
 5,669   KROGER COMPANY+                                                  94,332
 3,014   STARBUCKS CORPORATION+                                          113,778
 1,078   WINN-DIXIE STORES INCORPORATED+                                   8,193

                                                                         278,146
                                                                      ----------

FORESTRY - 0.13%
 1,672   WEYERHAEUSER COMPANY                                            109,516
                                                                      ----------

FURNITURE & FIXTURES - 0.10%
 1,460   LEGGETT & PLATT INCORPORATED                                     34,616
 2,088   NEWELL RUBBERMAID INCORPORATED                                   48,442

                                                                          83,058
                                                                      ----------

GENERAL MERCHANDISE STORES - 0.98%
   889   BIG LOTS INCORPORATED+                                           12,891
 2,564   DOLLAR GENERAL CORPORATION                                       49,229
 1,309   FAMILY DOLLAR STORES INCORPORATED                                47,059
 1,375   FEDERATED DEPARTMENT STORES INCORPORATED                         74,319
 2,077   JC PENNEY COMPANY INCORPORATED                                   72,238
 2,195   MAY DEPARTMENT STORES COMPANY                                    75,903
 1,696   SEARS ROEBUCK & COMPANY                                          72,860
 6,935   TARGET CORPORATION                                              312,352
 3,829   TJX COMPANIES INCORPORATED                                       94,040

                                                                         810,891
                                                                      ----------

HEALTH SERVICES - 0.62%
 2,492   BIOGEN IDEC INCORPORATED+                                       138,555
 3,398   CAREMARK RX INCORPORATED+                                       112,984
 3,770   HCA INCORPORATED                                                153,137
 1,848   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A               42,892

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

HEALTH SERVICES (continued)
   679   MANOR CARE INCORPORATED                                      $   23,962
 3,536   TENET HEALTHCARE CORPORATION+                                    39,462

                                                                         510,992
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 0.43%
   711   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                22,105
 3,041   EQUITY OFFICE PROPERTIES TRUST                                   87,855
 2,119   EQUITY RESIDENTIAL                                               63,252
 1,393   PLUM CREEK TIMBER COMPANY                                        45,245
 1,377   PROLOGIS                                                         49,393
 1,455   SIMON PROPERTY GROUP INCORPORATED                                85,030

                                                                         352,880
                                                                      ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.34%
 2,270   BED BATH & BEYOND INCORPORATED+                                  94,795
 2,470   BEST BUY COMPANY INCORPORATED                                   127,748
 1,602   CIRCUIT CITY STORES INCORPORATED                                 18,103
 1,248   RADIOSHACK CORPORATION                                           41,384

                                                                         282,030
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.22%
 2,886   HILTON HOTELS CORPORATION                                        46,897
 1,750   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                      74,463
 1,553   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                 62,897

                                                                         184,257
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.78%
 5,962   3M COMPANY                                                      488,109
   549   AMERICAN STANDARD COMPANIES INCORPORATED+                        62,449
 2,813   APPLE COMPUTER INCORPORATED+                                     76,092
12,795   APPLIED MATERIALS INCORPORATED+                                 273,557
 2,548   BAKER HUGHES INCORPORATED                                        92,951
   596   BLACK & DECKER CORPORATION                                       33,936
 2,642   CATERPILLAR INCORPORATED                                        208,903
52,298   CISCO SYSTEMS INCORPORATED+                                   1,230,049
   325   CUMMINS INCORPORATED                                             18,996
 1,852   DEERE & COMPANY                                                 128,362
19,483   DELL INCORPORATED+                                              655,018
 1,546   DOVER CORPORATION                                                59,938
18,403   EMC CORPORATION+                                                250,465
 2,849   GATEWAY INCORPORATED+                                            15,043
 1,334   INGERSOLL-RAND COMPANY CLASS A                                   90,245
   977   LEXMARK INTERNATIONAL INCORPORATED+                              89,884
   956   PALL CORPORATION                                                 21,692
   902   PARKER HANNIFIN CORPORATION                                      50,963
 1,777   PITNEY BOWES INCORPORATED                                        75,718

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
   616   STANLEY WORKS                                                $   26,291
 1,759   SYMBOL TECHNOLOGIES INCORPORATED                                 24,274

                                                                       3,972,935
                                                                      ----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.89%
 2,123   ACE LIMITED                                                      90,567
 2,386   AON CORPORATION                                                  66,593
 1,233   HUMANA INCORPORATED+                                             23,452
 1,073   JEFFERSON-PILOT CORPORATION                                      59,026
 4,034   MARSH & MCLENNAN COMPANIES INCORPORATED                         186,774
 2,056   MEDCO HEALTH SOLUTIONS INCORPORATED+                             69,904
 5,784   METLIFE INCORPORATED                                            206,373
 2,252   UNUMPROVIDENT CORPORATION                                        32,947

                                                                         735,636
                                                                      ----------

INSURANCE CARRIERS - 4.84%
 1,166   AETNA INCORPORATED                                              104,614
 3,902   AFLAC INCORPORATED                                              156,626
 5,353   ALLSTATE CORPORATION                                            243,348
   813   AMBAC FINANCIAL GROUP INCORPORATED                               59,983
19,852   AMERICAN INTERNATIONAL GROUP INCORPORATED                     1,416,440
 1,052   ANTHEM INCORPORATED+                                             95,353
 1,428   CHUBB CORPORATION                                                99,303
 1,072   CIGNA CORPORATION                                                63,270
 1,220   CINCINNATI FINANCIAL CORPORATION                                 53,009
 2,216   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                  141,159
 2,201   JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                     96,162
 1,354   LINCOLN NATIONAL CORPORATION                                     64,071
 1,411   LOEWS CORPORATION                                                83,334
 1,096   MBIA INCORPORATED                                                68,719
   749   MGIC INVESTMENT CORPORATION                                      48,108
 2,440   PRINCIPAL FINANCIAL GROUP INCORPORATED                           86,937
 1,650   PROGRESSIVE CORPORATION                                         144,540
 4,112   PRUDENTIAL FINANCIAL INCORPORATED                               184,135
 1,054   SAFECO CORPORATION                                               45,501
 1,734   ST PAUL COMPANIES INCORPORATED                                   69,377
   861   TORCHMARK CORPORATION                                            46,313
 7,646   TRAVELERS PROPERTY CASUALTY CORPORATION CLASS B                 132,047
 4,762   UNITEDHEALTH GROUP INCORPORATED                                 306,863
 1,180   WELLPOINT HEALTH NETWORKS INCORPORATED+                         134,190
 1,044   XL CAPITAL LIMITED CLASS A                                       79,386

                                                                       4,022,788
                                                                      ----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
 1,930   GEORGIA-PACIFIC CORPORATION                                      65,022
   805   LOUISIANA-PACIFIC CORPORATION                                    20,769

                                                                          85,791
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.88%
 3,618   AGILENT TECHNOLOGIES INCORPORATED+                           $  114,437
   998   ALLERGAN INCORPORATED                                            83,992
 1,570   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                     31,055
   398   BAUSCH & LOMB INCORPORATED                                       23,868
 4,644   BAXTER INTERNATIONAL INCORPORATED                               143,453
 1,922   BECTON DICKINSON & COMPANY                                       93,179
 1,946   BIOMET INCORPORATED                                              74,649
 6,233   BOSTON SCIENTIFIC CORPORATION+                                  264,154
   394   C.R. BARD INCORPORATED                                           38,470
 1,171   DANAHER CORPORATION                                             109,336
 2,180   EASTMAN KODAK COMPANY                                            57,051
 2,370   GUIDANT CORPORATION                                             150,187
 9,224   MEDTRONIC INCORPORATED                                          440,446
   371   MILLIPORE CORPORATION+                                           19,062
   965   PERKINELMER INCORPORATED                                         19,966
 3,167   RAYTHEON COMPANY                                                 99,254
 1,423   ROCKWELL AUTOMATION INCORPORATED                                 49,335
 1,312   ST JUDE MEDICAL INCORPORATED+                                    94,595
 1,517   STRYKER CORPORATION                                             134,300
   644   TEKTRONIX INCORPORATED                                           21,065
 1,455   TERADYNE INCORPORATED+                                           34,673
 1,260   THERMO ELECTRON CORPORATION+                                     35,633
   923   WATERS CORPORATION+                                              37,695
 6,070   XEROX CORPORATION+                                               88,440
 1,840   ZIMMER HOLDINGS INCORPORATED+                                   135,755

                                                                       2,394,050
                                                                      ----------

METAL MINING - 0.32%
 1,491   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B              58,283
 3,287   NEWMONT MINING CORPORATION                                      153,273
   705   PHELPS DODGE CORPORATION+                                        57,570

                                                                         269,126
                                                                      ----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
   773   VULCAN MATERIALS COMPANY                                         36,671
                                                                      ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.84%
 1,156   EATON CORPORATION                                                64,956
 1,327   HASBRO INCORPORATED                                              28,862
23,214   HEWLETT-PACKARD COMPANY                                         530,208
   702   ITT INDUSTRIES INCORPORATED                                      53,584
22,583   JOHNSON & JOHNSON                                             1,145,410
 3,271   MATTEL INCORPORATED                                              60,317
 1,115   TIFFANY & COMPANY                                                42,559
15,218   TYCO INTERNATIONAL LIMITED                                      435,996

                                                                       2,361,892
                                                                      ----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

MISCELLANEOUS RETAIL - 3.23%
 3,485   COSTCO WHOLESALE CORPORATION+                                $  130,897
 3,016   CVS CORPORATION                                                 106,465
   634   DILLARDS INCORPORATED CLASS A                                    12,147
   590   EXPRESS SCRIPTS INCORPORATED+                                    44,008
 2,363   OFFICE DEPOT INCORPORATED+                                       44,472
 3,799   STAPLES INCORPORATED                                             96,457
 1,624   TOYS R US INCORPORATED+                                          27,283
32,932   WAL-MART STORES INCORPORATED                                  1,965,711
 7,798   WALGREEN COMPANY                                                256,944

                                                                       2,684,384
                                                                      ----------

MOTION PICTURES - 1.17%
34,645   TIME WARNER INCORPORATED+                                       584,115
15,581   WALT DISNEY COMPANY                                             389,369

                                                                         973,484
                                                                      ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.72%
 8,591   UNITED PARCEL SERVICE INCORPORATED CLASS B                      599,995
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.50%
 9,787   AMERICAN EXPRESS COMPANY                                        507,456
 1,757   CAPITAL ONE FINANCIAL CORPORATION                               132,530
 1,401   COUNTRYWIDE FINANCIAL CORPORATION                               134,356
 7,393   FANNIE MAE                                                      549,670
 5,238   FREDDIE MAC                                                     309,356
 9,722   MBNA CORPORATION                                                268,619
 2,208   PROVIDIAN FINANCIAL CORPORATION+                                 28,925
 3,430   SLM CORPORATION                                                 143,545

                                                                       2,074,457
                                                                      ----------

OIL & GAS EXTRACTION - 1.57%
 1,914   ANADARKO PETROLEUM CORPORATION                                   99,260
 2,466   APACHE CORPORATION                                              106,457
 1,211   BJ SERVICES COMPANY+                                             52,400
 1,505   BURLINGTON RESOURCES INCORPORATED                                95,763
 1,769   DEVON ENERGY CORPORATION                                        102,867
   875   EOG RESOURCES INCORPORATED                                       40,154
 3,333   HALLIBURTON COMPANY                                             101,290
   767   KERR-MCGEE CORPORATION                                           39,501
 1,115   NABORS INDUSTRIES LIMITED+                                       51,011
 1,021   NOBLE CORPORATION+                                               39,227
 2,953   OCCIDENTAL PETROLEUM CORPORATION                                135,986
   792   ROWAN COMPANIES INCORPORATED+                                    16,703
 4,479   SCHLUMBERGER LIMITED                                            285,984
 2,434   TRANSOCEAN INCORPORATED+                                         67,884
 1,970   UNOCAL CORPORATION                                               73,442

                                                                       1,307,929
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

PAPER & ALLIED PRODUCTS - 0.64%
   808   BEMIS COMPANY INCORPORATED                                   $   21,008
   663   BOISE CASCADE CORPORATION                                        22,973
 3,656   INTERNATIONAL PAPER COMPANY                                     154,502
 3,816   KIMBERLY-CLARK CORPORATION                                      240,790
 1,530   MEADWESTVACO CORPORATION                                         43,284
 1,196   PACTIV CORPORATION+                                              26,611
   416   TEMPLE-INLAND INCORPORATED                                       26,349

                                                                         535,517
                                                                      ----------

PERSONAL SERVICES - 0.15%
 1,301   CINTAS CORPORATION                                               56,580
 1,356   H & R BLOCK INCORPORATED                                         69,197

                                                                         125,777
                                                                      ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.03%
   683   AMERADA HESS CORPORATION                                         44,586
   528   ASHLAND INCORPORATED                                             24,547
 8,140   CHEVRONTEXACO CORPORATION                                       714,529
 5,206   CONOCOPHILLIPS                                                  363,431
49,899   EXXON MOBIL CORPORATION                                       2,075,299
 2,589   MARATHON OIL CORPORATION                                         87,172
   587   SUNOCO INCORPORATED                                              36,617

                                                                       3,346,181
                                                                      ----------

PRIMARY METAL INDUSTRIES - 0.42%
 6,622   ALCOA INCORPORATED                                              229,717
   613   ALLEGHENY TECHNOLOGIES INCORPORATED                               7,417
   954   ENGELHARD CORPORATION                                            28,515
   595   NUCOR CORPORATION                                                36,581
   861   UNITED STATES STEEL CORPORATION                                  32,089
   657   WORTHINGTON INDUSTRIES INCORPORATED                              12,595

                                                                         346,914
                                                                      ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.38%
   510   AMERICAN GREETINGS CORPORATION CLASS A+                          11,613
   620   DOW JONES & Company Incorporated                                 29,704
 2,062   GANNETT COMPANY INCORPORATED                                    181,745
   607   KNIGHT-RIDDER INCORPORATED                                       44,463
 1,456   MCGRAW-HILL COMPANIES INCORPORATED                              110,860
   381   MEREDITH CORPORATION                                             19,263
 1,140   NEW YORK TIMES COMPANY CLASS A                                   50,388
 1,630   RR DONNELLEY & SONS COMPANY                                      49,307
 2,512   TRIBUNE COMPANY                                                 126,705
13,310   VIACOM INCORPORATED CLASS B                                     521,885

                                                                       1,145,933
                                                                      ----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

RAILROAD TRANSPORTATION - 0.39%
 2,830   BURLINGTON NORTHERN SANTA FE CORPORATION                     $   89,145
 1,628   CSX CORPORATION                                                  49,312
 2,975   NORFOLK SOUTHERN CORPORATION                                     65,718
 1,969   UNION PACIFIC CORPORATION                                       117,786

                                                                         321,961
                                                                      ----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
   561   COOPER TIRE & RUBBER COMPANY                                     11,304
 1,334   GOODYEAR TIRE & RUBBER COMPANY+                                  11,392
 2,002   NIKE INCORPORATED CLASS B                                       155,896
   448   REEBOK INTERNATIONAL LIMITED                                     18,525
   646   SEALED AIR CORPORATION+                                          32,126

                                                                         229,243
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.22%
   789   BEAR STEARNS COMPANIES INCORPORATED                              69,180
10,322   CHARLES SCHWAB CORPORATION                                      119,838
   826   FEDERATED INVESTORS INCORPORATED CLASS B                         25,961
 1,897   FRANKLIN RESOURCES INCORPORATED                                 105,625
 3,677   GOLDMAN SACHS GROUP INCORPORATED                                383,695
 2,109   LEHMAN BROTHERS HOLDINGS INCORPORATED                           174,773
 7,383   MERRILL LYNCH & COMPANY INCORPORATED                            439,732
 8,347   MORGAN STANLEY                                                  478,283
   957   T ROWE PRICE GROUP INCORPORATED                                  51,515

                                                                       1,848,602
                                                                      ----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
10,256   CORNING INCORPORATED+                                           114,662
                                                                      ----------

TOBACCO PRODUCTS - 1.12%
15,574   ALTRIA GROUP INCORPORATED                                       848,004
   643   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                        38,902
 1,262   UST INCORPORATED                                                 45,558

                                                                         932,464
                                                                      ----------

TRANSPORTATION BY AIR - 0.32%
   939   DELTA AIR LINES INCORPORATED+                                     7,437
 2,270   FEDEX CORPORATION                                               170,613
 6,006   SOUTHWEST AIRLINES COMPANY                                       85,345

                                                                         263,395
                                                                      ----------

TRANSPORTATION EQUIPMENT - 2.61%
 6,410   BOEING COMPANY                                                  263,259
   712   BRUNSWICK CORPORATION                                            29,071

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
 1,132   DANA CORPORATION                                            $    22,481
 4,263   DELPHI CORPORATION                                               42,459
13,935   FORD MOTOR COMPANY                                              189,098
 1,508   GENERAL DYNAMICS CORPORATION                                    134,710
 4,276   GENERAL MOTORS CORPORATION                                      201,400
 1,323   GENUINE PARTS COMPANY                                            43,289
   894   GOODRICH CORPORATION                                             25,095
 2,305   HARLEY-DAVIDSON INCORPORATED                                    122,949
 6,534   HONEYWELL INTERNATIONAL INCORPORATED                            221,176
 1,434   JOHNSON CONTROLS INCORPORATED                                    84,821
 3,430   LOCKHEED MARTIN CORPORATION                                     156,545
   524   NAVISTAR INTERNATIONAL CORPORATION+                              24,025
 1,420   NORTHROP GRUMMAN CORPORATION                                    139,756
 1,331   PACCAR INCORPORATED                                              74,855
 1,048   TEXTRON INCORPORATED                                             55,701
 3,923   UNITED TECHNOLOGIES CORPORATION                                 338,555

                                                                       2,169,245
                                                                     -----------

TRANSPORTATION SERVICES - 0.03%
 1,066   SABRE HOLDINGS CORPORATION                                       26,448
                                                                     -----------

WATER TRANSPORTATION - 0.26%
 4,793   CARNIVAL CORPORATION                                            215,254
                                                                     -----------

WHOLESALE TRADE NON-DURABLE GOODS - 0.82%
   854   AMERISOURCEBERGEN CORPORATION                                    46,697
   923   BROWN-FORMAN CORPORATION CLASS B                                 43,990
 3,310   CARDINAL HEALTH INCORPORATED                                    228,059
 2,214   MCKESSON CORPORATION                                             66,619
 3,365   SAFEWAY INCORPORATED+                                            69,252
 1,022   SUPERVALU INCORPORATED                                           31,212
 4,905   SYSCO CORPORATION                                               191,540

                                                                         677,369
                                                                     -----------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
   994   VISTEON CORPORATION                                               9,513
   694   WW GRAINGER INCORPORATED                                         33,312

                                                                          42,825
                                                                     -----------

TOTAL COMMON STOCK (COST $71,380,612)                                 79,598,798
                                                                     -----------

COLLATERAL FOR SECURITIES LENDING - 9.02%
         COLLATERAL FOR SECURITY LENDING                               7,495,478

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,495,478)              7,495,478
                                                                     -----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                              VALUE

SHORT-TERM INVESTMENTS - 4.27%

MUTUAL FUND - 3.82%
3,176,921   WELLS FARGO MONEY MARKET TRUST~                         $ 3,176,921
                                                                    -----------
 PRINCIPAL                         INTEREST RATE   MATURITY DATE

US TREASURY BILLS - 0.45%
   95,000   US TREASURY BILL#^         0.97          04/08/2004          94,984
  135,000   US TREASURY BILL#^         0.95          05/13/2004         134,851
  145,000   US TREASURY BILL#^         0.97          08/12/2004         144,480

                                                                        374,315
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,551,234)                        3,551,236
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $82,427,324)*                 109.08%                         $90,645,512
OTHER ASSETS AND LIABILITIES, NET    (9.08)                          (7,547,756)
                                    ------                          -----------
TOTAL NET ASSETS                    100.00%                         $83,097,756
                                    ======                          ===========

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $428,756.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.32%
       N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO              $ 11,148,169
       N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                     44,598,327
       N/A   WELLS FARGO INDEX PORTFOLIO                             55,627,215
       N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO              25,293,536
       N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO             5,575,923
       N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                   11,188,003
       N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              38,815,911
       N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO             123,907,502
       N/A   WELLS FARGO OVERSEAS PORTFOLIO                           8,478,313
       N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                    7,492,219
       N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO               7,430,168
       N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                7,454,962
       N/A   WELLS FARGO STABLE INCOME PORTFOLIO                     82,710,077
       N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO              41,371,914
       N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO            82,563,813

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $480,729,685)           553,656,052
                                                                   ------------

 PRINCIPAL                         INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 0.78%

US TREASURY BILLS - 0.78%
$   40,000   US TREASURY BILL#^        0.93%         05/13/2004          39,956
 3,850,000   US TREASURY BILL#^        0.95          05/13/2004       3,845,768
   160,000   US TREASURY BILL#^        1.00          05/13/2004         159,824
   135,000   US TREASURY BILL#^        0.95          08/12/2004         134,516
   150,000   US TREASURY BILL#^        0.97          08/12/2004         149,462

TOTAL SHORT-TERM INVESTMENTS (COST $4,329,527)                        4,329,526
                                                                   ------------

TOTAL INVESTMENTS IN MASTER PORTFOLIOS AND SECURITIES
(COST $485,059,212)                 100.10%                        $557,985,578
OTHER ASSETS AND LIABILITIES, NET    (0.10)                            (546,971)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $557,438,607
                                    ======                         ============

^    ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.01%
       N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO              $  6,582,243
       N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                     26,094,677
       N/A   WELLS FARGO INDEX PORTFOLIO                             32,619,417
       N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO              14,793,468
       N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO             3,270,948
       N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                    6,539,941
       N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              22,779,452
       N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO              16,363,261
       N/A   WELLS FARGO OVERSEAS PORTFOLIO                           4,956,043
       N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                    4,421,677
       N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO               4,408,279
       N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                4,437,608
       N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO               5,458,430
       N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO            10,915,810

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $145,952,849)           163,641,254
                                                                   ------------

 PRINCIPAL                         INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 1.15%

US TREASURY BILLS - 1.15%
$   10,000   US TREASURY BILL#^        0.97%         04/08/2004           9,998
   115,000   US TREASURY BILL#^        0.93          05/13/2004         114,874
 1,420,000   US TREASURY BILL#^        0.95          05/13/2004       1,418,439
   145,000   US TREASURY BILL#^        1.00          05/13/2004         144,841
    35,000   US TREASURY BILL#^        0.93          08/12/2004          34,874
    55,000   US TREASURY BILL#^        0.95          08/12/2004          54,803
   125,000   US TREASURY BILL#^        0.97          08/12/2004         124,552

TOTAL SHORT-TERM INVESTMENTS (COST $1,902,368)                        1,902,381
                                                                   ------------

TOTAL INVESTMENTS IN MASTER PORTFOLIOS AND SECURITIES
(COST $147,855,217)                 100.16%                        $165,543,635
OTHER ASSETS AND LIABILITIES, NET    (0.16)                            (259,907)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $165,283,728
                                    ======                         ============

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^    ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.68%
       N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO              $  4,049,307
       N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                     16,128,843
       N/A   WELLS FARGO INDEX PORTFOLIO                             20,134,953
       N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO               9,092,856
       N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO             2,016,004
       N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                    4,046,330
       N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              14,043,922
       N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO             108,977,396
       N/A   WELLS FARGO OVERSEAS PORTFOLIO                           3,039,981
       N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                    2,729,058
       N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO               2,722,235
       N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                2,715,713
       N/A   WELLS FARGO STABLE INCOME PORTFOLIO                     99,158,443
       N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO              36,376,177
       N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO            72,610,984

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $371,620,342)           397,842,202
                                                                   ------------

 PRINCIPAL                         INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 0.39%

US TREASURY BILLS - 0.39%
$1,255,000   US TREASURY BILL#^        0.95%         05/13/2004       1,253,620
   135,000   US TREASURY BILL#^        1.00          05/13/2004         134,852
    80,000   US TREASURY BILL#^        0.95          08/12/2004          79,713
    75,000   US TREASURY BILL#^        0.97          08/12/2004          74,731

TOTAL SHORT-TERM INVESTMENTS (COST $1,542,902)                        1,542,916
                                                                   ------------

TOTAL INVESTMENTS IN MASTER PORTFOLIOS AND SECURITIES
(COST $373,163,244)                 100.07%                        $399,385,118
OTHER ASSETS AND LIABILITIES, NET    (0.07)                            (278,840)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $399,106,278
                                    ======                         ============

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^    ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS       STATEMENTS OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 ASSET           GROWTH
                                                                                       ALLOCATION FUND    BALANCED FUND
                                                                                       ---------------   --------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................    $1,142,131,859   $1,761,897,431
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................       534,334,221                0
   INVESTMENTS IN AFFILIATES .......................................................        54,739,265                0
                                                                                        --------------   --------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................................     1,731,205,345    1,761,897,431
                                                                                        --------------   --------------
   CASH ............................................................................            50,000                0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................           362,971          494,504
   RECEIVABLE FOR INVESTMENTS SOLD .................................................            37,840                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST ...........................................         5,981,673                0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............................                 0                0
   PREPAID EXPENSES AND OTHER ASSETS ...............................................                 0                0
                                                                                        --------------   --------------
TOTAL ASSETS .......................................................................     1,737,637,829    1,762,391,935
                                                                                        --------------   --------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................         2,005,425        1,839,050
   PAYABLE FOR FUND SHARES REDEEMED ................................................           839,698          244,616
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................             1,030                0
   DIVIDENDS PAYABLE ...............................................................                87            2,443
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................           872,110          739,410
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................................           437,666          116,732
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................       534,334,221                0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................           526,253          160,144
TOTAL LIABILITIES ..................................................................       539,016,490        3,102,395
                                                                                        --------------   --------------
TOTAL NET ASSETS ...................................................................    $1,198,621,339   $1,759,289,540
                                                                                        --------------   --------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................    $1,265,950,384   $1,545,476,229
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................           886,784        6,812,317
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................       (29,463,683)       2,513,544
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..       (26,043,667)     215,251,723
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................       (12,708,479)     (10,764,273)
                                                                                        --------------   --------------
TOTAL NET ASSETS ...................................................................    $1,198,621,339   $1,759,289,540
                                                                                        --------------   --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................    $  890,246,211   $   55,751,662
   SHARES OUTSTANDING - CLASS A ....................................................        46,581,184        1,798,449
   NET ASSET VALUE PER SHARE - CLASS A .............................................    $        19.11   $        31.00
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...................................    $        20.28   $        32.89
   NET ASSETS - CLASS B ............................................................    $  257,458,540   $   94,118,906
   SHARES OUTSTANDING - CLASS B ....................................................        22,177,509        3,315,691
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................    $        11.61   $        28.39
   NET ASSETS - CLASS C ............................................................    $   30,524,128   $   28,437,637
   SHARES OUTSTANDING - CLASS C ....................................................         2,625,459        1,002,340
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................    $        11.63   $        28.37
   NET ASSETS - INSTITUTIONAL CLASS ................................................    $   20,392,460   $1,580,981,335
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................         1,065,338       54,835,825
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............    $        19.14   $        28.83
                                                                                        --------------   --------------
INVESTMENTS AT COST ................................................................    $1,757,249,012   $1,546,645,708
                                                                                        ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ................................................    $  519,912,021   $            0
                                                                                        ==============   ==============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES          WELLS FARGO ASSET ALLOCATION FUNDS
-- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 INDEX        MODERATE
                                                                                       ALLOCATION FUND   BALANCED FUND
                                                                                       ---------------   -------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................     $79,243,487      $557,985,578
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................       7,495,478                 0
   INVESTMENTS IN AFFILIATES .......................................................       3,906,547                 0
                                                                                         -----------      ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................................      90,645,512       557,985,578
                                                                                         -----------      ------------
   CASH ............................................................................          50,001                 0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................           3,164           119,994
   RECEIVABLE FOR INVESTMENTS SOLD .................................................           4,362                 0
   RECEIVABLE FOR DIVIDENDS AND INTEREST ...........................................         100,177                 0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............................          32,579                 0
   PREPAID EXPENSES AND OTHER ASSETS ...............................................               0                 0
                                                                                         -----------      ------------
TOTAL ASSETS .......................................................................      90,835,795       558,105,572
                                                                                         -----------      ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................           3,600           392,963
   PAYABLE FOR FUND SHARES REDEEMED ................................................         120,399            11,255
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................               0                 0
   DIVIDENDS PAYABLE ...............................................................               0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................               0           233,241
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................................          43,124             2,155
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................       7,495,478                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................          75,438            27,351
TOTAL LIABILITIES ..................................................................       7,738,039           666,965
                                                                                         -----------      ------------
TOTAL NET ASSETS ...................................................................     $83,097,756      $557,438,607
                                                                                         -----------      ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................     $78,853,787      $472,255,129
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................          46,528         2,824,187
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................      (3,975,572)       11,698,110
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..       8,218,188        72,926,366
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................         (45,175)       (2,265,185)
                                                                                         -----------      ------------
TOTAL NET ASSETS ...................................................................     $83,097,756      $557,438,607
                                                                                         -----------      ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................     $46,629,844      $    601,260
   SHARES OUTSTANDING - CLASS A ....................................................       3,187,078            27,409
   NET ASSET VALUE PER SHARE - CLASS A .............................................     $     14.63      $      21.94
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...................................     $     15.52      $      23.28
   NET ASSETS - CLASS B ............................................................     $12,185,027      $    222,557
   SHARES OUTSTANDING - CLASS B ....................................................         697,728            10,158
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................     $     17.46      $      21.91
   NET ASSETS - CLASS C ............................................................     $24,282,885      $    330,697
   SHARES OUTSTANDING - CLASS C ....................................................       1,389,875            15,092
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................     $     17.47      $      21.91
   NET ASSETS - INSTITUTIONAL CLASS ................................................             N/A      $556,284,093
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................             N/A        25,348,321
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............             N/A      $      21.95
                                                                                         -----------      ------------
INVESTMENTS AT COST ................................................................     $82,427,324      $485,059,212
                                                                                         ===========      ============
SECURITIES ON LOAN, AT MARKET VALUE .................................................    $ 7,213,847      $          0
                                                                                         ===========      ============


                                                                                       STRATEGIC GROWTH      STRATEGIC
                                                                                        ALLOCATION FUND    INCOME FUND
                                                                                       ----------------   ------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................     $165,543,635     $399,385,118
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................                0                0
   INVESTMENTS IN AFFILIATES .......................................................                0                0
                                                                                         ------------     ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................................      165,543,635      399,385,118
                                                                                         ------------     ------------
   CASH ............................................................................                0                0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................            1,374            1,657
   RECEIVABLE FOR INVESTMENTS SOLD .................................................                0                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST ...........................................                0                0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............................                0                0
   PREPAID EXPENSES AND OTHER ASSETS ...............................................                0           40,434
                                                                                         ------------     ------------
TOTAL ASSETS .......................................................................      165,545,009      399,427,209
                                                                                         ------------     ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................          173,138          140,537
   PAYABLE FOR FUND SHARES REDEEMED ................................................                0           16,600
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................                0                0
   DIVIDENDS PAYABLE ...............................................................                0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................           68,350          160,028
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................................            2,050            3,766
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................                0                0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................           17,743                0
TOTAL LIABILITIES ..................................................................          261,281          320,931
                                                                                         ------------     ------------
TOTAL NET ASSETS ...................................................................     $165,283,728     $399,106,278
                                                                                         ------------     ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................     $155,179,873     $367,016,289
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................          447,846        2,503,133
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................       (7,023,657)       4,154,775
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..       17,688,418       26,221,874
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................       (1,008,752)        (789,793)
                                                                                         ------------     ------------
TOTAL NET ASSETS ...................................................................     $165,283,728     $399,106,278
                                                                                         ------------     ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS A ....................................................              N/A              N/A
   NET ASSET VALUE PER SHARE - CLASS A .............................................              N/A              N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...................................              N/A              N/A
   NET ASSETS - CLASS B ............................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS B ....................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................              N/A              N/A
   NET ASSETS - CLASS C ............................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS C ....................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................              N/A              N/A
   NET ASSETS - INSTITUTIONAL CLASS ................................................     $165,283,728     $399,106,278
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................       12,414,105       20,404,872
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............     $      13.31     $      19.56
                                                                                         ------------     ------------
INVESTMENTS AT COST ................................................................     $147,855,217     $373,163,244
                                                                                         ============     ============
SECURITIES ON LOAN, AT MARKET VALUE ................................................     $          0     $          0
                                                                                         ============     ============

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF OPERATIONS -- FOR THE
                                     SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      ASSET          GROWTH
                                                                            ALLOCATION FUND   BALANCED FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ........................................................    $  5,958,482      $  8,936,549
   INTEREST .............................................................      11,691,178        12,853,405
   INCOME FROM AFFILIATED SECURITIES ....................................         264,256                 0
   SECURITIES LENDING INCOME ............................................         289,171                 0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................               0        (3,536,994)
                                                                             ------------      ------------
TOTAL INVESTMENT INCOME .................................................      18,203,087        18,252,960
                                                                             ------------      ------------
EXPENSES
   ADVISORY FEES ........................................................       4,492,442         2,147,438
   ADMINISTRATION FEES
      FUND LEVEL ........................................................         299,496           429,488
      CLASS A ...........................................................       1,222,257            69,986
      CLASS B ...........................................................         385,624           125,714
      CLASS C ...........................................................          41,796            38,371
      INSTITUTIONAL CLASS ...............................................          19,643         1,550,757
   CUSTODY FEES .........................................................         119,798                 0
   SHAREHOLDER SERVICING FEES ...........................................       1,482,748           208,992
   ACCOUNTING FEES ......................................................           2,169            58,988
   DISTRIBUTION FEES (NOTE 3) ...........................................
      CLASS B ...........................................................       1,032,922           336,734
      CLASS C ...........................................................         111,955           102,778
   AUDIT FEES ...........................................................           4,534             4,262
   LEGAL FEES ...........................................................             314             8,969
   REGISTRATION FEES ....................................................             300            51,073
   SHAREHOLDER REPORTS ..................................................             727            74,013
   TRUSTEES' FEES .......................................................           3,195             3,195
   OTHER FEES AND EXPENSES ..............................................              30            21,918
                                                                             ------------      ------------
TOTAL EXPENSES ..........................................................       9,219,950         5,232,676
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................      (1,211,060)          (33,618)
   NET EXPENSES .........................................................       8,008,890         5,199,058
                                                                             ------------      ------------
NET INVESTMENT INCOME (LOSS) ............................................      10,194,197        13,053,902
                                                                             ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......       1,807,530               116
   FUTURES TRANSACTIONS .................................................      12,494,405         6,880,080
   AFFILIATED SECURITIES ................................................         263,200                 0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............               0        42,304,644
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................               0           709,510
                                                                             ------------      ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................      14,565,135        49,894,350
                                                                             ------------      ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......      90,883,931                 0
   FUTURES TRANSACTIONS .................................................      15,940,195        12,844,414
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............               0       112,638,831
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
      FROM MASTER PORTFOLIOS ............................................               0          (608,351)
                                                                             ------------      ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....     106,824,126       124,874,894
                                                                             ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................     121,389,261       174,769,244
                                                                             ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........    $131,583,458      $187,823,146
                                                                             ============      ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................    $          0      $    156,121

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE           WELLS FARGO ASSET ALLOCATION FUNDS
SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      INDEX        MODERATE
                                                                            ALLOCATION FUND   BALANCED FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ........................................................     $  650,810      $  1,848,096
   INTEREST .............................................................          1,978         6,119,599
   INCOME FROM AFFILIATED SECURITIES ....................................         39,817                 0
   SECURITIES LENDING INCOME ............................................          2,805                 0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................              0        (1,005,743)
                                                                              ----------      ------------
TOTAL INVESTMENT INCOME .................................................        695,410         6,961,952
                                                                              ----------      ------------
EXPENSES
   ADVISORY FEES ........................................................        306,367           677,949
   ADMINISTRATION FEES
      FUND LEVEL ........................................................         20,424           135,590
      CLASS A ...........................................................         62,661                89
      CLASS B ...........................................................         18,069                56
      CLASS C ...........................................................         33,647                61
      INSTITUTIONAL CLASS ...............................................            N/A           542,213
   CUSTODY FEES .........................................................          8,170                 0
   SHAREHOLDER SERVICING FEES ...........................................        102,122               184
   ACCOUNTING FEES ......................................................         12,355            25,484
   DISTRIBUTION FEES (NOTE 3) ...........................................
      CLASS B ...........................................................         48,399               149
      CLASS C ...........................................................         90,126               163
   AUDIT FEES ...........................................................          8,323             4,262
   LEGAL FEES ...........................................................          1,087             8,969
   REGISTRATION FEES ....................................................         14,391             8,407
   SHAREHOLDER REPORTS ..................................................          3,439            33,507
   TRUSTEES' FEES .......................................................          3,195             3,195
   OTHER FEES AND EXPENSES ..............................................          2,743            10,678
                                                                              ----------      ------------
TOTAL EXPENSES ..........................................................        735,518         1,450,956
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................        (86,627)          (14,698)
   NET EXPENSES .........................................................        648,891         1,436,258
                                                                              ----------      ------------
NET INVESTMENT INCOME (LOSS) ............................................         46,519         5,525,694
                                                                              ----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......        132,396                27
   FUTURES TRANSACTIONS .................................................        570,891         1,550,828
   AFFILIATED SECURITIES ................................................              0                 0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............              0        11,789,926
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................              0           270,793
                                                                              ----------      ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................        703,287        13,611,574
                                                                              ----------      ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......      8,848,908                 0
   FUTURES TRANSACTIONS .................................................        216,501         2,822,778
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............              0        19,902,928
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
      FROM MASTER PORTFOLIOS ............................................              0           104,362
                                                                              ----------      ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....      9,065,409        22,830,068
                                                                              ----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................      9,768,696        36,441,642
                                                                              ----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........     $9,815,215      $ 41,967,336
                                                                              ==========      ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................     $        0      $     30,434

                                                                            STRATEGIC GROWTH     STRATEGIC
                                                                             ALLOCATION FUND   INCOME FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ........................................................     $   945,652      $   763,759
   INTEREST .............................................................         657,431        5,653,669
   INCOME FROM AFFILIATED SECURITIES ....................................               0                0
   SECURITIES LENDING INCOME ............................................               0                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................        (339,218)        (651,718)
                                                                              -----------      -----------
TOTAL INVESTMENT INCOME .................................................       1,263,865        5,765,710
                                                                              -----------      -----------
EXPENSES
   ADVISORY FEES ........................................................         190,760          484,713
   ADMINISTRATION FEES
      FUND LEVEL ........................................................          38,152           96,943
      CLASS A ...........................................................             N/A              N/A
      CLASS B ...........................................................             N/A              N/A
      CLASS C ...........................................................             N/A              N/A
      INSTITUTIONAL CLASS ...............................................         152,608          387,771
   CUSTODY FEES .........................................................               0                0
   SHAREHOLDER SERVICING FEES ...........................................               0                0
   ACCOUNTING FEES ......................................................          14,376           21,078
   DISTRIBUTION FEES (NOTE 3) ...........................................
      CLASS B ...........................................................             N/A              N/A
      CLASS C ...........................................................             N/A              N/A
   AUDIT FEES ...........................................................           4,262            4,262
   LEGAL FEES ...........................................................           8,967            8,969
   REGISTRATION FEES ....................................................           9,589            9,655
   SHAREHOLDER REPORTS ..................................................           5,655           18,040
   TRUSTEES' FEES .......................................................           3,195            3,195
   OTHER FEES AND EXPENSES ..............................................           2,136            5,228
                                                                              -----------      -----------
TOTAL EXPENSES ..........................................................         429,700        1,039,854
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................          (5,606)         (42,990)
   NET EXPENSES .........................................................         424,094          996,864
                                                                              -----------      -----------
NET INVESTMENT INCOME (LOSS) ............................................         839,771        4,768,846
                                                                              -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......               0                0
   FUTURES TRANSACTIONS .................................................         613,296          569,015
   AFFILIATED SECURITIES ................................................               0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............       3,810,352        4,060,932
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................          60,038           81,878
                                                                              -----------      -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................       4,483,686        4,711,825
                                                                              -----------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......               0               14
   FUTURES TRANSACTIONS .................................................         977,698        1,086,932
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............      12,322,665        8,850,219
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
      FROM MASTER PORTFOLIOS ............................................         (83,977)          36,140
                                                                              -----------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....      13,216,386        9,973,305
                                                                              -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................      17,700,072       14,685,130
                                                                              -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........     $18,539,843      $19,453,976
                                                                              ===========      ===========

(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................     $    17,631      $    10,857

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           ASSET ALLOCATION FUND
                                                                   -----------------------------------
                                                                      (UNAUDITED)
                                                                      FOR THE SIX              FOR THE
                                                                     MONTHS ENDED           YEAR ENDED
                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                   --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................   $1,164,462,536     $1,127,709,676

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................       10,194,197         18,339,885
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................       14,565,135         34,665,817
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...........................................      106,824,126        143,538,577
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................      131,583,458        196,544,279
                                                                   --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

NET INVESTMENT INCOME
      CLASS A ..................................................       (7,906,003)       (14,737,556)
      CLASS B ..................................................       (1,401,630)        (2,971,147)
      CLASS C ..................................................         (162,572)          (265,292)
      INSTITUTIONAL CLASS ......................................         (204,267)          (344,577)

NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................      (12,231,503)           (22,906)
      CLASS B ..................................................       (3,962,340)            (9,458)
      CLASS C ..................................................         (423,492)              (695)
      INSTITUTIONAL CLASS ......................................         (275,902)              (440)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................       54,992,963         66,065,651
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................       19,647,086         14,364,251
   COST OF SHARES REDEEMED - CLASS A ...........................      (98,802,318)      (129,658,283)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ........................      (24,162,269)       (49,228,381)
                                                                   --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................        8,318,694         16,450,755
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................        5,179,759          2,870,351
   COST OF SHARES REDEEMED - CLASS B ...........................      (61,310,221)      (112,786,037)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ........................      (47,811,768)       (93,464,931)
                                                                   --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................        3,485,640          6,694,835
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................          524,207            234,184
   COST OF SHARES REDEEMED - CLASS C ...........................       (3,390,406)        (6,788,870)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ........................          619,441            140,149
                                                                   --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............        1,153,154          5,902,918
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........          457,062            333,435
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............       (1,112,566)        (5,122,538)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ............          497,650          1,113,815
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................      (70,856,946)      (141,439,348)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................       34,158,803         36,752,860
                                                                   --------------     --------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..............................................   $1,198,621,339     $1,164,462,536
                                                                   --------------     --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................        2,925,955          3,971,029
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....        1,062,851            859,174
   SHARES REDEEMED - CLASS A ...................................       (5,326,766)        (7,944,872)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........       (1,337,960)        (3,114,669)
                                                                   --------------     --------------
   SHARES SOLD - CLASS B .......................................          731,356          1,645,720
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....          463,103            284,120
   SHARES REDEEMED - CLASS B ...................................       (5,379,667)       (11,423,577)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........       (4,185,208)        (9,493,737)
                                                                   --------------     --------------
   SHARES SOLD - CLASS C .......................................          306,685            657,730
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....           46,770             23,017
   SHARES REDEEMED - CLASS C ...................................         (296,197)          (688,414)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........           57,258             (7,667)
                                                                   --------------     --------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................           61,378            359,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................................           24,669             19,837
   SHARES REDEEMED -INSTITUTIONAL CLASS ........................          (59,727)          (309,065)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .........................................           26,320             70,026
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................       (5,439,590)       (12,546,047)
                                                                   --------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........   $      886,784     $      367,059
                                                                   --------------     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                           GROWTH BALANCED FUND
                                                                   -----------------------------------
                                                                      (UNAUDITED)
                                                                      FOR THE SIX              FOR THE
                                                                     MONTHS ENDED           YEAR ENDED
                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                   --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................   $1,565,194,103     $1,192,447,514

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................       13,053,902         22,935,426
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................       49,894,350         17,934,496
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...........................................      124,874,894        195,287,088
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................      187,823,146        236,157,010
                                                                   --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

NET INVESTMENT INCOME
      CLASS A ..................................................         (941,448)          (550,743)
      CLASS B ..................................................       (1,400,373)          (519,995)
      CLASS C ..................................................         (428,334)          (151,133)
      INSTITUTIONAL CLASS ......................................      (34,116,060)       (23,553,876)

NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................                0                  0
      CLASS B ..................................................                0                  0
      CLASS C ..................................................                0                  0
      INSTITUTIONAL CLASS ......................................                0                  0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................       14,708,302         15,943,755
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................          902,019            533,499
   COST OF SHARES REDEEMED - CLASS A ...........................       (7,691,023)       (10,921,218)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ........................        7,919,298          5,556,036
                                                                   --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................        9,310,971         21,556,671
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................        1,346,809            500,761
   COST OF SHARES REDEEMED - CLASS B ...........................       (5,969,970)       (17,767,822)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ........................        4,687,810          4,289,610
                                                                   --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................        3,963,306         10,547,473
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................          402,499            141,878
   COST OF SHARES REDEEMED - CLASS C ...........................       (3,314,255)        (7,456,401)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ........................        1,051,550          3,232,950
                                                                   --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............      200,710,597        280,916,830
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........       33,654,807         23,140,791
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............     (204,865,556)      (155,770,891)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ............       29,499,848        148,286,730
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................       43,158,506        161,365,326
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................      194,095,437        372,746,589
                                                                   --------------     --------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..............................................   $1,759,289,540     $1,565,194,103
                                                                   --------------     --------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................          480,336            603,305
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....           30,057             20,897
   SHARES REDEEMED - CLASS A ...................................         (250,844)          (419,236)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........          259,549            204,966
                                                                   --------------     --------------
   SHARES SOLD - CLASS B .......................................          332,669            902,983
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....           48,904             21,291
   SHARES REDEEMED - CLASS B ...................................         (213,651)          (761,897)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........          167,922            162,377
                                                                   --------------     --------------
   SHARES SOLD - CLASS C .......................................          142,516            440,081
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....           14,626              6,035
   SHARES REDEEMED - CLASS C ...................................         (119,087)          (313,818)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........           38,055            132,298
                                                                   --------------     --------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................        7,046,603         11,788,991
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................................        1,206,698            974,349
   SHARES REDEEMED -INSTITUTIONAL CLASS ........................       (7,136,631)        (6,510,150)
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .........................................        1,116,670          6,253,190
                                                                   --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................        1,582,196          6,752,831
                                                                   --------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........   $    6,812,317     $   30,644,630
                                                                   --------------     --------------

                                                                          INDEX ALLOCATION FUND
                                                                   -----------------------------------
                                                                      (UNAUDITED)
                                                                      FOR THE SIX              FOR THE
                                                                     MONTHS ENDED           YEAR ENDED
                                                                   MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                   --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................    $75,933,871        $ 73,823,484

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................         46,519              96,211
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................        703,287             (17,596)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...........................................      9,065,409          14,894,185
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................      9,815,215          14,972,800
                                                                    -----------        ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

NET INVESTMENT INCOME
      CLASS A ..................................................         (8,397)            (75,519)
      CLASS B ..................................................              0              (4,022)
      CLASS C ..................................................              0              (5,774)
      INSTITUTIONAL CLASS ......................................            N/A                 N/A

NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................              0             (60,983)
      CLASS B ..................................................              0             (19,499)
      CLASS C ..................................................              0             (36,891)
      INSTITUTIONAL CLASS ......................................            N/A                 N/A

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................      2,335,080           1,654,066
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................          6,810             113,857
   COST OF SHARES REDEEMED - CLASS A ...........................     (1,853,542)         (5,580,571)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ........................        488,348          (3,812,648)
                                                                    -----------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................        668,058           1,089,927
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................              0              22,116
   COST OF SHARES REDEEMED - CLASS B ...........................     (2,634,404)         (3,464,755)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ........................     (1,966,346)         (2,352,712)
                                                                    -----------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................      1,521,932           1,356,312
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................              0              31,302
   COST OF SHARES REDEEMED - CLASS C ...........................     (2,686,867)         (7,881,979)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ........................     (1,164,935)         (6,494,365)
                                                                    -----------        ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............            N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........            N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............            N/A                 N/A
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ............            N/A                 N/A
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................     (2,642,933)        (12,659,725)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................      7,163,885           2,110,387
                                                                    -----------        ------------
NET ASSETS:
------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..............................................    $83,097,756        $ 75,933,871
                                                                    -----------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................        162,124             125,744
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....            480               9,988
   SHARES REDEEMED - CLASS A ...................................       (131,536)           (462,955)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........         31,068            (327,223)
                                                                    -----------        ------------

   SHARES SOLD - CLASS B .......................................         39,141              76,022
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....              0               1,598
   SHARES REDEEMED - CLASS B ...................................       (153,825)           (246,441)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........       (114,684)           (168,821)
                                                                    -----------        ------------
   SHARES SOLD - CLASS C .......................................         89,602              93,000
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....              0               2,259
   SHARES REDEEMED - CLASS C ...................................       (160,045)           (566,372)
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........        (70,443)           (471,113)
                                                                    -----------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................            N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................................            N/A                 N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS ........................            N/A                 N/A
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .........................................            N/A                 N/A
                                                                    -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................       (154,059)           (967,157)
                                                                    -----------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........    $    46,528        $      8,406
                                                                    -----------        ------------

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             MODERATE BALANCED FUND
                                                                                      -----------------------------------
                                                                                         (UNAUDITED)
                                                                                         FOR THE SIX              FOR THE
                                                                                        MONTHS ENDED           YEAR ENDED
                                                                                      MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                                      --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ........................................................    $512,459,742       $459,247,717

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................       5,525,694         10,876,321
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................      13,611,574         15,580,074
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............      22,830,068         32,755,745
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................      41,967,336         59,212,140
                                                                                       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

NET INVESTMENT INCOME
      CLASS A .....................................................................               0                N/A
      CLASS B .....................................................................               0                N/A
      CLASS C .....................................................................               0                N/A
      INSTITUTIONAL CLASS .........................................................     (15,693,011)       (15,125,044)

NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................               0                N/A
      CLASS B .....................................................................               0                N/A
      CLASS C .....................................................................               0                N/A
      INSTITUTIONAL CLASS .........................................................      (5,123,328)        (4,586,294)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................         608,373                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................               0                N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................         (10,100)               N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ........................................................................         598,273                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................         246,926                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................               0                N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................         (24,424)               N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ........................................................................         222,502                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................         339,611                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................               0                N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................         (10,293)               N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ........................................................................         329,318                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................      30,050,242         68,308,317
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................      20,581,479         19,415,187
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................     (27,953,946)       (74,012,281)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................      22,677,775         13,711,223
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...      23,827,868         13,711,223
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................      44,978,865         53,212,025
                                                                                       ============       ============
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .................................................................    $557,438,607       $512,459,742
                                                                                       ------------       ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................................................          27,873                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................               0                N/A
   SHARES REDEEMED - CLASS A ......................................................            (464)               N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................          27,409                N/A
                                                                                       ------------       ------------
   SHARES SOLD - CLASS B ..........................................................          11,276                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................               0                N/A
   SHARES REDEEMED - CLASS B ......................................................          (1,118)               N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................          10,158                N/A
                                                                                       ------------       ------------
   SHARES SOLD - CLASS C ..........................................................          15,564                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................               0                N/A
   SHARES REDEEMED - CLASS C ......................................................            (472)               N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................          15,092                N/A
                                                                                       ------------       ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............................................       1,381,388          3,406,953
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........         958,327            987,599
   SHARES REDEEMED -INSTITUTIONAL CLASS ...........................................      (1,284,613)        (3,691,696)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       1,055,102            702,856
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS . ...................................................       1,107,761            702,856
                                                                                       ------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .............................    $  2,824,187       $ 12,991,504
                                                                                       ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                        STRATEGIC GROWTH ALLOCATION FUND
                                                                                      -----------------------------------
                                                                                         (UNAUDITED)
                                                                                         FOR THE SIX              FOR THE
                                                                                        MONTHS ENDED           YEAR ENDED
                                                                                      MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                                      --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ........................................................    $131,759,828       $ 78,672,654

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................         839,771          1,216,967
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................       4,483,686         (1,465,299)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............      13,216,386         19,232,700
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................      18,539,843         18,984,368
                                                                                       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

NET INVESTMENT INCOME
      CLASS A .....................................................................             N/A                N/A
      CLASS B .....................................................................             N/A                N/A
      CLASS C .....................................................................             N/A                N/A
      INSTITUTIONAL CLASS .........................................................      (1,827,801)        (1,300,068)

NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................             N/A                N/A
      CLASS B .....................................................................             N/A                N/A
      CLASS C .....................................................................             N/A                N/A
      INSTITUTIONAL CLASS .........................................................               0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ........................................................................             N/A                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ........................................................................             N/A                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ........................................................................             N/A                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................      21,463,679         46,290,862
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................       1,812,422          1,288,799
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................      (6,464,243)       (12,176,787)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................      16,811,858         35,402,874
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...      16,811,858         35,402,874
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................      33,523,900         53,087,174

NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .................................................................    $165,283,728       $131,759,828
                                                                                       ------------       ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................             N/A                N/A
   SHARES REDEEMED - CLASS A ......................................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................             N/A                N/A
                                                                                       ------------       ------------
   SHARES SOLD - CLASS B ..........................................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................             N/A                N/A
   SHARES REDEEMED - CLASS B ......................................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................             N/A                N/A
                                                                                       ------------       ------------
   SHARES SOLD - CLASS C ..........................................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................             N/A                N/A
   SHARES REDEEMED - CLASS C ......................................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................             N/A                N/A
                                                                                       ------------       ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............................................       1,654,128          4,184,034
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........         141,154            121,815
   SHARES REDEEMED -INSTITUTIONAL CLASS ...........................................        (498,420)        (1,128,115)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       1,296,862          3,177,734
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .....................................................       1,296,862          3,177,734
                                                                                       ------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .............................    $    447,846       $  1,435,876
                                                                                       ============       ============

                                                                                              STRATEGIC INCOME FUND
                                                                                      -----------------------------------
                                                                                         (UNAUDITED)
                                                                                         FOR THE SIX              FOR THE
                                                                                        MONTHS ENDED           YEAR ENDED
                                                                                      MARCH 31, 2004   SEPTEMBER 30, 2003
                                                                                      --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ........................................................    $381,254,038       $288,610,098

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................       4,768,846          8,885,725
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................       4,711,825          5,546,458
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............       9,973,305          9,976,603
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................      19,453,976         24,408,786
                                                                                       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

NET INVESTMENT INCOME
      CLASS A .....................................................................             N/A                N/A
      CLASS B .....................................................................             N/A                N/A
      CLASS C .....................................................................             N/A                N/A
      INSTITUTIONAL CLASS .........................................................     (10,150,095)        (9,380,842)

NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................             N/A                N/A
      CLASS B .....................................................................             N/A                N/A
      CLASS C .....................................................................             N/A                N/A
      INSTITUTIONAL CLASS .........................................................      (2,655,070)          (837,470)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ........................................................................             N/A                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ........................................................................             N/A                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................             N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ........................................................................             N/A                N/A
                                                                                       ------------       ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................      44,315,507        125,017,004
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................      12,680,745         10,051,622
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................     (45,792,823)       (56,615,160)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................      11,203,429         78,453,466
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...      11,203,429         78,453,466
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................      17,852,240         92,643,940

NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .................................................................    $399,106,278       $381,254,038
                                                                                       ------------       ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................             N/A                N/A
   SHARES REDEEMED - CLASS A ......................................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................             N/A                N/A
                                                                                       ------------       ------------
   SHARES SOLD - CLASS B ..........................................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................             N/A                N/A
   SHARES REDEEMED - CLASS B ......................................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................             N/A                N/A
                                                                                       ------------       ------------
   SHARES SOLD - CLASS C ..........................................................             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................             N/A                N/A
   SHARES REDEEMED - CLASS C ......................................................             N/A                N/A
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................             N/A                N/A
                                                                                       ------------       ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............................................       2,279,289          6,640,170
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........         659,912            550,463
   SHARES REDEEMED -INSTITUTIONAL CLASS ...........................................      (2,358,123)        (3,035,100)
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............         581,078          4,155,533
                                                                                       ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .....................................................         581,078          4,155,533
                                                                                       ------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .............................    $  2,503,133       $  7,884,382
                                                                                       ============       ============

WELLS FARGO ASSET ALLOCATION FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND    DIVIDENDS
                                                    NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                                        SHARE       (LOSS)      INVESTMENTS       INCOME
                                                    ---------   ----------   --------------   ----------
ASSET ALLOCATION FUND

A SHARES
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $17.50       0.18           1.87          (0.17)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $14.97       0.30           2.53          (0.30)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $18.72       0.32          (2.52)         (0.32)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $24.36       0.36          (3.87)         (0.36)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $25.84       0.55           2.21          (0.55)
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............     $25.65       0.36           0.19          (0.36)
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..............     $24.99       0.38           2.92          (0.33)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $10.63       0.06           1.14          (0.06)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $ 9.09       0.10           1.54          (0.10)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $11.36       0.11          (1.53)         (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $14.78       0.13          (2.35)         (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $15.63       0.22           1.35          (0.19)
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............     $15.55       0.18           0.08          (0.18)
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..............     $15.16       0.13           1.77          (0.11)

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $10.65       0.06           1.14          (0.06)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $ 9.11       0.11           1.54          (0.11)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $11.39       0.11          (1.53)         (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $14.82       0.13          (2.35)         (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $15.68       0.21           1.36          (0.19)
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............     $15.59       0.18           0.09          (0.18)
APRIL 1, 1998(3) TO FEBRUARY 28, 1999 ...........     $15.16       0.08           1.82          (0.07)

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $17.53       0.19           1.88          (0.19)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $14.99       0.33           2.56          (0.35)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $18.72       0.32          (2.50)         (0.32)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $24.37       0.46          (3.98)         (0.36)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 .......     $23.18       0.50           1.15          (0.46)

GROWTH BALANCED FUND
--------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $28.27       0.72           2.59          (0.58)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $24.27       0.34           4.05          (0.39)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $29.18       0.38          (3.88)         (0.23)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $34.96       0.59          (3.72)         (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $32.69       0.62           4.05          (0.59)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $32.78       0.16          (0.25)          0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     $28.09       0.63           5.67          (0.58)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $25.89       0.51           2.43          (0.44)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $22.22       0.16           3.68          (0.17)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $26.92       0.19          (3.59)         (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $32.50       0.39          (3.50)         (0.44)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $30.59       0.42           3.71          (0.41)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $30.76       0.10          (0.27)          0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     $26.96       0.56           4.82          (0.55)

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $25.88       0.51           2.42          (0.44)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $22.22       0.15           3.69          (0.18)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $26.91       0.17          (3.57)         (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $32.50       0.39          (3.50)         (0.45)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $30.65       0.48           3.66          (0.48)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $30.79       0.07          (0.21)          0.00
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............     $26.96       0.65           4.79          (0.58)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         FROM NET   NET ASSET   -----------------------------------------------
                                                         REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSE        NET
                                                            GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
                                                    -------------   ---------   --------------   --------    -------   --------
ASSET ALLOCATION FUND

A SHARES
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.27)        $19.11         1.89%         1.35%      (0.20)%     1.15%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $17.50         1.80%         1.45%      (0.30)%     1.15%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.23)        $14.97         1.76%         1.34%      (0.25)%     1.09%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (1.77)        $18.72         1.71%         1.20%      (0.21)%     0.99%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (3.69)        $24.36         2.20%         1.18%      (0.19)%     0.99%
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............        0.00         $25.84         2.08%         0.96%      (0.01)%     0.95%
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..............       (2.31)        $25.65         1.65%          N/A         N/A       0.92%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.16)        $11.61         1.14%         2.10%      (0.20)%     1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $10.63         1.05%         2.27%      (0.37)%     1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.74)        $ 9.09         1.00%         2.15%      (0.31)%     1.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (1.07)        $11.36         0.96%         1.93%      (0.19)%     1.74%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (2.23)        $14.78         1.45%         1.97%      (0.23)%     1.74%
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............        0.00         $15.63         1.42%         1.68%      (0.05)%     1.63%
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..............       (1.40)        $15.55         0.91%         1.63%      (0.01)%     1.62%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.16)        $11.63         1.14%         2.10%      (0.20)%     1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $10.65         1.05%         2.23%      (0.33)%     1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.75)        $ 9.11         1.01%         2.11%      (0.27)%     1.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (1.08)        $11.39         0.96%         1.89%      (0.15)%     1.74%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (2.24)        $14.82         1.42%         1.91%      (0.17)%     1.74%
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............        0.00         $15.68         1.46%         1.70%      (0.06)%     1.64%
APRIL 1, 1998(3) TO FEBRUARY 28, 1999 ...........       (1.40)        $15.59         0.69%         1.85%      (0.21)%     1.64%

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.27)        $19.14         2.14%         1.12%      (0.22)%     0.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $17.53         2.04%         1.22%      (0.31)%     0.91%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.23)        $14.99         1.89%         1.15%      (0.18)%     0.97%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (1.77)        $18.72         1.70%         1.12%      (0.12)%     1.00%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 .......        0.00         $24.37         2.21%         1.03%      (0.04)%     0.99%

GROWTH BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $31.00         1.28%         1.27%(4)   (0.07)%(4)  1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $28.27         1.43%         1.48%(4)   (0.28)%(4)  1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.18)        $24.27         1.60%         1.18%(4)   (0.03)%(4)  1.15%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (2.03)        $29.18         1.93%         1.30%(4)   (0.15)%(4)  1.15%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (1.81)        $34.96         2.05%         1.37%(4)   (0.22)%(4)  1.15%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $32.69         1.83%         1.67%(4)   (0.52)%(4)  1.15%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............       (1.03)        $32.78         1.92%         1.88%(4)   (0.73)%(4)  1.15%(4)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $28.39         0.52%         2.02%(4)   (0.07)%(4)  1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $25.89         0.69%         2.57%(4)   (0.62)%(4)  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.18)        $22.22         0.85%         2.13%(4)   (0.23)%(4)  1.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (2.03)        $26.92         1.16%         2.16%(4)   (0.26)%(4)  1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (1.81)        $32.50         1.28%         2.15%(4)   (0.25)%(4)  1.90%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $30.59         1.08%         2.31%(4)   (0.41)%(4)  1.90%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............       (1.03)        $30.76         1.34%         2.43%(4)   (0.68)%(4)  1.75%(4)

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...        0.00         $28.37         0.52%         2.02%(4)   (0.07)%(4)  1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        0.00         $25.88         0.69%         2.57%(4)   (0.62)%(4)  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (1.18)        $22.22         0.85%         2.17%(4)   (0.27)%(4)  1.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (2.03)        $26.91         1.18%         2.06%(4)   (0.16)%(4)  1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (1.81)        $32.50         1.31%         2.12%(4)   (0.22)%(4)  1.90%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $30.65         1.30%         2.46%(4)   (0.78)%(4)  1.68%(4)
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............       (1.03)        $30.79         1.45%         4.43%(4)   (2.75)%(4)  1.68%(4)

                                                                PORTFOLIO     NET ASSETS AT
                                                        TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)        RATE   (000'S OMITTED)
                                                    ---------   ---------   ---------------
ASSET ALLOCATION FUND

A SHARES
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.80%        1%        $  890,246
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      19.04%       15%        $  838,683
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (13.20)%      23%        $  763,925
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (15.52)%      54%        $  989,513
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      11.96%       37%        $1,266,358
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............       2.10%       29%        $1,310,935
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..............      13.69%       31%        $1,362,966

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.38%        1%        $  257,459
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      18.10%       15%        $  280,220
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (13.83)%      23%        $  325,790
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (16.18)%      54%        $  479,035
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      11.21%       37%        $  577,526
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............       1.68%       29%        $  491,284
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..............      12.98%       31%        $  402,991

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.39%        1%        $   30,524
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      18.14%       15%        $   27,345
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (13.86)%      23%        $   23,466
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (16.16)%      54%        $   31,536
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      11.17%       37%        $   32,911
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .............       1.69%       29%        $   20,218
APRIL 1, 1998(3) TO FEBRUARY 28, 1999 ...........      12.97%       31%        $   10,076

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.93%        1%        $   20,392
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      19.38%       15%        $   18,214
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (13.09)%      23%        $   14,529
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (15.57)%      54%        $   17,515
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 .......       7.14%       37%        $   20,822

GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.78%       42%(5)     $   55,752
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      18.25%       53%(5)     $   43,509
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (12.99)%      48%(5)     $   32,370
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........      (9.78)%      60%(5)     $   25,049
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      14.86%       56%(5)     $   17,976
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............      (0.27)%      11%(5)     $    6,552
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............      22.83%       49%(5)     $    3,667

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.36%       42%(5)     $   94,119
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      17.40%       53%(5)     $   81,511
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (13.68)%      48%(5)     $   66,337
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (10.45)%      60%(5)     $   48,487
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      14.04%       56%(5)     $   20,198
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............      (0.55)%      11%(5)     $   11,967
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............      20.36%       49%(5)     $    8,978

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...      11.38%       42%(5)     $   28,438
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      17.35%       53%(5)     $   24,958
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (13.67)%      48%(5)     $   18,484
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     (10.46)%      60%(5)     $   11,265
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........      14.06%       56%(5)     $    6,564
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............      (0.45)%      11%(5)     $    2,153
OCTOBER 1, 1998(3) TO MAY 31, 1999 ..............      20.59%       49%(5)     $    1,236

WELLS FARGO ASSET ALLOCATION                          FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                        BEGINNING          NET              AND    DIVIDENDS
                                                        NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                                        VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                                            SHARE       (LOSS)      INVESTMENTS       INCOME
                                                        ---------   ----------   --------------   ----------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......     $26.34      0.84            2.28           (0.63)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     $22.65      0.35            3.80           (0.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     $27.33      0.44           (3.65)          (0.29)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     $32.91      0.57           (3.43)          (0.69)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............     $30.86      0.69            3.79           (0.62)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................     $30.93      0.19           (0.26)           0.00
JUNE 1, 1998 TO MAY 31, 1999 ........................     $28.06      0.60            3.88           (0.58)

INDEX ALLOCATION FUND
------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......     $12.92      0.03            1.68            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     $10.56      0.06(6)         2.34           (0.02)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     $14.03      0.03           (2.87)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     $21.50      0.01           (5.41)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............     $19.72      0.01            2.48            0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................     $19.04      0.02            0.68           (0.02)
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................     $17.55      0.03            2.14           (0.03)

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......     $15.47     (0.03)           2.02            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     $12.72     (0.04)(6)        2.81            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     $17.03     (0.11)          (3.43)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     $26.30     (0.16)          (6.58)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............     $24.30     (0.15)           3.02            0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................     $23.55     (0.05)           0.80            0.00
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................     $21.81     (0.07)           2.61            0.00

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......     $15.48     (0.03)           2.02            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     $12.72     (0.04)(6)        2.82            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     $17.04     (0.12)          (3.43)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     $26.31     (0.21)          (6.53)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............     $24.32     (0.22)           3.08            0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................     $23.56     (0.07)           0.83            0.00
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................     $21.82     (0.10)           2.64            0.00

MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------

CLASS A
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...     $21.79      0.03            0.12            0.00

CLASS B
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...     $21.79      0.03            0.09            0.00

CLASS C
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...     $21.79      0.02            0.10            0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......     $21.09      0.22            1.49           (0.64)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     $19.47      0.44            2.02           (0.64)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     $22.29      0.56           (1.80)          (0.54)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     $24.83      0.76           (1.17)          (0.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............     $24.18      0.94            1.79           (0.83)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................     $24.14      0.26           (0.22)           0.00
JUNE 1, 1998 TO MAY 31, 1999 ........................     $22.98      0.75            1.94           (0.75)

STRATEGIC GROWTH ALLOCATION(7)
------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......     $11.85      0.07            1.55           (0.16)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     $ 9.91      0.10            2.00           (0.16)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     $12.02      0.13           (2.03)          (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     $14.78      0.17           (2.29)          (0.17)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............     $12.89      0.18            1.85           (0.12)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................     $12.93      0.02           (0.06)           0.00
JUNE 1, 1998 TO MAY 31, 1999 ........................     $11.04      0.15            1.83           (0.09)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                        DISTIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   ------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSE     NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES    WAIVED     EXPENSES
                                                        ------------   ---------   --------------   --------   -------     --------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       0.00         $28.83         1.60%       0.94%(4)       0%(4)   0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       0.00         $26.34         1.69%       1.05%(4)   (0.11)%(4)  0.94%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (1.18)        $22.65         1.80%       1.05%(4)   (0.12)%(4)  0.93%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (2.03)        $27.33         2.16%       0.97%(4)   (0.04)%(4)  0.93%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      (1.81)        $32.91         2.23%       1.01%(4)   (0.08)%(4)  0.93%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................       0.00         $30.86         2.05%       1.14%(4)   (0.21)%(4)  0.93%(4)
JUNE 1, 1998 TO MAY 31, 1999 ........................      (1.03)        $30.93         2.16%       1.13%(4)   (0.20)%(4)  0.93%(4)

INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       0.00         $14.63         0.45%       1.46%      (0.21)%     1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      (0.02)        $12.92         0.48%       1.52%      (0.22)%     1.30%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (0.63)        $10.56         0.20%       1.43%      (0.13)%     1.30%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (2.07)        $14.03         0.01%       1.30%      (0.00)%     1.30%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      (0.71)        $21.50        (0.01)%      1.32%      (0.02)%     1.30%
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................       0.00         $19.72         0.15%       1.26%      (0.00)%     1.26%
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................      (0.65)        $19.04         0.19%        N/A         N/A       1.29%

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       0.00         $17.46        (0.30)%      2.21%      (0.21)%     2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      (0.02)        $15.47        (0.16)%      2.47%      (0.42)%     2.05%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (0.77)        $12.72        (0.55)%      2.43%      (0.38)%     2.05%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (2.53)        $17.03        (0.74)%      2.15%      (0.10)%     2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      (0.87)        $26.30        (0.78)%      2.18%      (0.13)%     2.05%
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................       0.00         $24.30        (0.61)%      2.07%      (0.04)%     2.03%
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................      (0.80)        $23.55        (0.57)%      2.26%      (0.22)%     2.04%

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       0.00         $17.47        (0.30)%      2.21%      (0.21)%     2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      (0.02)        $15.48        (0.18)%      2.36%      (0.31)%     2.05%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (0.77)        $12.72        (0.56)%      2.21%      (0.16)%     2.05%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (2.53)        $17.04        (0.74)%      2.05%      (0.00)%     2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      (0.87)        $26.31        (0.76)%      2.13%      (0.08)%     2.05%
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................       0.00         $24.32        (0.60)%      2.02%      (0.01)%     2.01%
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................      (0.80)        $23.56        (0.56)%      2.06%      (0.01)%     2.05%

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...       0.00         $21.94         2.30%       1.27%(4)   (0.12)%(4)  1.15%(4)

CLASS B
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...       0.00         $21.91         1.55%       2.03%(4)   (0.13)%(4)  1.90%(4)

CLASS C
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...       0.00         $21.91         1.55%       2.02%(4)   (0.12)%(4)  1.90%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      (0.21)        $21.95         2.04%       0.91%(4)   (0.01)%(4)  0.90%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      (0.20)        $21.09         2.25%       1.03%(4)   (0.14)%(4)  0.89%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (1.04)        $19.47         2.55%       1.02%(4)   (0.14)%(4)  0.88%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (1.26)        $22.29         3.37%       0.93%(4)   (0.05)%(4)  0.88%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      (1.25)        $24.83         3.58%       0.96%(4)   (0.08)%(4)  0.88%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................       0.00         $24.18         3.37%       1.09%(4)   (0.21)%(4)  0.88%(4)
JUNE 1, 1998 TO MAY 31, 1999 ........................      (0.78)        $24.14         3.26%       1.09%(4)   (0.21)%(4)  0.88%(4)

STRATEGIC GROWTH ALLOCATION(7)
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       0.00         $13.31         1.10%       1.01%(4)   (0.01)%(4)  1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       0.00         $11.85         1.20%       1.13%(4)   (0.13)%(4)  1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (0.10)        $ 9.91         1.20%       1.08%(4)   (0.08)%(4)  1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (0.47)        $12.02         1.37%       1.03%(4)   (0.03)%(4)  1.00%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      (0.02)        $14.78         1.40%       1.17%(4)   (0.17)%(4)  1.00%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................       0.00         $12.89         1.36%       1.24%(4)   (0.24)%(4)  1.00%(4)
JUNE 1, 1998 TO MAY 31, 1999 ........................       0.00         $12.93         1.34%       1.36%(4)   (0.36)%(4)  1.00%(4)

                                                                    PORTFOLIO    NET ASSETS AT
                                                            TOTAL    TURNOVER    END OF PERIOD
                                                        RETURN(2)        RATE   (000'S OMITTED)
                                                        ---------   ---------   ---------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      11.94%      42%(5)      $1,580,981
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      18.53%      53%(5)      $1,415,216
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     (12.85)%     48%(5)      $1,075,256
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (9.59)%     60%(5)      $1,164,850
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      15.14%      56%(5)      $1,065,362
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................      (0.23)%     11%(5)      $  905,789
JUNE 1, 1998 TO MAY 31, 1999 ........................      16.38%      49%(5)      $  850,503

INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      13.26%       1%         $   46,630
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      22.79%       2%         $   40,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     (21.55)%      4%         $   36,770
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     (27.42)%      4%         $   57,833
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      12.63%       7%         $   89,608
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................       3.68%       3%         $   94,676
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................      12.60%      12%         $   92,655

CLASS B
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      12.86%       1%         $   12,185
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      21.84%       2%         $   12,569
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     (22.15)%      4%         $   12,478
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     (27.98)%      4%         $   19,775
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      11.81%       7%         $   29,726
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................       3.18%       3%         $   19,431
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................      11.88%      12%         $   12,568

CLASS C
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      12.86%       1%         $   24,283
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      21.91%       2%         $   22,603
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     (22.20)%      4%         $   24,575
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     (27.97)%      4%         $   44,621
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      11.76%       7%         $   77,008
MARCH 1, 1999 TO SEPTEMBER 30, 1999 .................       3.23%       3%         $   77,530
APRIL 1, 1998 TO FEBRUARY 28, 1999 ..................      11.88%      12%         $   67,364

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------------

CLASS A
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...       0.69%      56%(5)      $      601

CLASS B
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...       0.55%      56%(5)      $      223

CLASS C
JANUARY 30, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ...       0.55%      56%(5)      $      331

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......       8.22%      56%(5)      $  556,284
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      12.99%      64%(5)      $  512,460
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (6.35)%     61%(5)      $  459,248
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............      (1.98)%     69%(5)      $  519,931
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      11.98%      58%(5)      $  524,214
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................       0.17%      11%(5)      $  546,570
JUNE 1, 1998 TO MAY 31, 1999 ........................      12.02%      53%(5)      $  527,693

STRATEGIC GROWTH ALLOCATION(7)
-----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) .......      13.70%      32%(5)      $  165,284
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............      21.36%      43%(5)      $  131,760
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............     (16.22)%     40%(5)      $   78,673
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............     (14.97)%     49%(5)      $   82,908
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...............      15.82%      48%(5)      $   90,334
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..................      (0.31)%     12%(5)      $   65,011
JUNE 1, 1998 TO MAY 31, 1999 ........................      17.98%      43%(5)      $   31,975

WELLS FARGO ASSET ALLOCATION FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                    BEGINNING          NET              AND    DIVIDENDS
                                                    NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                                        SHARE       (LOSS)      INVESTMENTS       INCOME
                                                    ---------   ----------   --------------   ----------
STRATEGIC INCOME FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     $19.23       0.23           0.75          (0.51)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     $18.42       0.46           1.00          (0.60)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     $19.92       0.61          (0.75)         (0.78)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     $20.44       0.84          (0.06)         (0.93)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     $20.06       0.95           0.86          (0.88)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     $19.98       0.29          (0.21)          0.00
JUNE 1, 1998 TO MAY 31, 1999 ....................     $19.56       0.82           0.81          (0.84)

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         FROM NET   NET ASSET   --------------------------------------------------
                                                         REALIZED   VALUE PER   NET INVESTMENT      GROSS      EXPENSE         NET
                                                            GAINS       SHARE    INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES
                                                    -------------   ---------   --------------   --------   ----------   ---------
STRATEGIC INCOME FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...       (0.14)        $19.56         2.44%       0.87%(4)   (0.02)%(4)    0.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........       (0.05)        $19.23         2.78%       0.97%(4)   (0.15)%(4)    0.82%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (0.58)        $18.42         3.23%       1.00%(4)   (0.20)%(4)    0.80%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........       (0.37)        $19.92         4.34%       0.90%(4)   (0.10)%(4)    0.80%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........       (0.55)        $20.44         4.69%       0.94%(4)   (0.14)%(4)    0.80%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............        0.00         $20.06         4.32%       1.05%(4)   (0.25)%(4)    0.80%(4)
JUNE 1, 1998 TO MAY 31, 1999 ....................       (0.37)        $19.98         4.22%       1.04%(4)   (0.24)%(4)    0.80%(4)


                                                                PORTFOLIO     NET ASSETS AT
                                                        TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)        RATE   (000'S OMITTED)
                                                    ---------   ---------   ---------------
STRATEGIC INCOME FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ...     5.17%       68%(5)        $399,106
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........     8.17%       73%(5)        $381,254
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........    (0.89)%      71%(5)        $288,610
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...........     3.89%       77%(5)        $301,041
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...........     9.52%       62%(5)        $268,386
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ..............     0.40%       11%(5)        $267,158
JUNE 1, 1998 TO MAY 31, 1999 ....................     8.45%       54%(5)        $263,328

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(6)   Calculated based upon average shares outstanding.

(7) The fund was renamed from Aggressive Balanced Equity to Strategic Growth Allocation on February 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

      The Growth Balanced Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued at their net asset value at the close of business each day. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

WELLS FARGO ASSET ALLOCATION FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2004, the following Fund(s) held futures contracts:

                                                                                          Net Unrealized
                                                                            Notional       Appreciation
Fund                     Contracts         Type       Expiration Date   Contract Amount   (Depreciation)
---------------------   -----------   -------------   ---------------   ---------------   --------------
ASSET ALLOCATION FUND   1,171 Long    S&P 500 Index      June 2004        $329,314,475      $(5,767,490)
ASSET ALLOCATION FUND     214 Long     U.S. T-Bonds      June 2004          24,409,375         (136,375)
ASSET ALLOCATION FUND   2,609 Short    U.S. T-Bonds      June 2004         297,589,063       (6,804,614)
INDEX ALLOCATION FUND     12 Long     S&P 500 Index      June 2004           3,374,700          (45,175)
GROWTH
BALANCED FUND             951 Long    S&P 500 Index      June 2004         267,444,975       (4,831,773)
GROWTH
BALANCED FUND           2,260 Short    U.S. T-Bonds      June 2004         257,751,250       (5,932,500)
MODERATE
BALANCED FUND             203 Long    S&P 500 Index      June 2004          57,088,675         (997,310)
MODERATE
BALANCED FUND            483 Short     U.S. T-Bonds      June 2004          55,092,188       (1,267,875)
STRATEGIC GROWTH
ALLOCATION FUND           89 Long     S&P 500 Index      June 2004          25,029,025         (449,627)
STRATEGIC GROWTH
ALLOCATION FUND          213 Short     U.S. T-Bonds      June 2004          24,295,313         (559,125)
STRATEGIC INCOME FUND     72 Long     S&P 500 Index      June 2004          20,248,200         (335,667)
STRATEGIC INCOME FUND    173 Short     U.S. T-Bonds      June 2004          19,732,813         (454,126)

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation and Index Allocation Funds, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

      At September 30, 2003, estimated net capital loss carryforwards which are available to offset future net realized capital gains are:

                                                     Capital Loss
Fund                                Year Expires    Carryforwards

ASSET ALLOCATION FUND              September 2011    $ 1,811,591
GROWTH BALANCED FUND                     May 2011     79,661,843
INDEX ALLOCATION FUND              September 2011      4,223,707
MODERATE BALANCED FUND                   May 2011     11,098,169
STRATEGIC GROWTH ALLOCATION FUND         May 2010      3,637,665
                                         May 2011      8,666,963
STRATEGIC INCOME FUND                    May 2011      2,385,473

      At September 30, 2003, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

Fund Name                          Deferred Post-October Capital Loss

GROWTH BALANCED FUND                           $21,546,233
INDEX ALLOCATION FUND                               35,485
STRATEGIC GROWTH ALLOCATION FUND                 2,842,502

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2004 are shown on the Statement of Assets and Liabilities.

               At March 31, 2004, cash collateral was invested as follows:

                        Repurchase   Short-Term    Mid-Term    Money Market
Fund                    Agreements   Securities   Securities       Fund       Total

ASSET ALLOCATION FUND       14%          59%          25%           2%         100%
INDEX ALLOCATION FUND       19%          67%          12%           2%         100%

WELLS FARGO ALLOCATION FUNDS            NOTES TO FINANCIAL STATEMENT (UNAUDITED)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                             Advisory Fee                                                      Sub-Advisory Fee
                         (% of Average Daily                             Average Daily Net   (% of Average Daily
Fund                         Net Assets)             Sub-Adviser               Assets            Net Assets)
ASSET ALLOCATION FUND            0.75              Wells Capital            $0-1 billion             0.15
                                               Management Incorporated       >$1 billion             0.10
GROWTH BALANCED FUND             0.25              Wells Capital
                                               Management Incorporated           N/A                 0.05
INDEX ALLOCATION FUND            0.75               Wells Capital           $0-1 billion             0.15
                                               Management Incorporated       >$1 billion             0.10
MODERATE BALANCED FUND           0.25              Wells Capital
                                               Management Incorporated           N/A                 0.05
STRATEGIC GROWTH                 0.25              Wells Capital
   ALLOCATION FUND                             Management Incorporated           N/A                 0.05
STRATEGIC INCOME FUND            0.25               Wells Capital
                                               Management Incorporated           N/A                 0.05

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                                  % Of Average
                                                                Daily Net Assets

FUND LEVEL                                                            0.05
CLASS A                                                               0.28
CLASS B                                                               0.28
CLASS C                                                               0.28
INSTITUTIONAL                                                         0.20

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % Of Average
                                                                Daily Net Assets

ALL FUNDS                                                             0.02

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                           % Of Average Daily Net Assets
Fund                                 Class A   Class B   Class C   Institutional

ASSET ALLOCATION FUND                  0.25      0.25      0.25         0.10
GROWTH BALANCED FUND                   0.25      0.25      0.25         0.00
INDEX ALLOCATION FUND                  0.25      0.25      0.25         N/A
MODERATE BALANCED FUND                 0.25      0.25      0.25         0.00
STRATEGIC GROWTH ALLOCATION FUND       N/A       N/A       N/A          0.00
STRATEGIC INCOME FUND                  N/A       N/A       N/A          0.00

For the six months ended March 31, 2004, shareholder servicing fees paid were as follows:

Fund                               Class A     Class B   Class C   Institutional

ASSET ALLOCATION FUND            $1,091,301   $344,307   $37,318       $9,822
GROWTH BALANCED FUND                 62,488    112,245    34,259            0
INDEX ALLOCATION FUND                55,947     16,133    30,042          N/A
MODERATE BALANCED FUND                   80         50        54            0
STRATEGIC GROWTH ALLOCATION
   FUND                                 N/A        N/A       N/A            0
STRATEGIC INCOME FUND                   N/A        N/A       N/A            0
DISTRIBUTION FEES

          The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

OTHER FEES

          PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

          All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

          Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2004, were as follows:

Fund                                Purchases at Cost   Sales Proceeds

ASSET ALLOCATION FUND                  $  5,812,424      $ 90,084,983

GROWTH BALANCED FUND                    482,061,975       469,541,908

INDEX ALLOCATION FUND                     2,623,598           477,299

MODERATE BALANCED FUND                  172,112,492       163,406,482

STRATEGIC GROWTH ALLOCATION
   FUND                                  43,484,828        41,025,103

STRATEGIC INCOME FUND                   133,818,323       125,963,354

5. BANK BORROWINGS
--------------------------------------------------------------------------------

          The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six-month period ended March 31, 2004.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 98.29%

AMUSEMENT & RECREATION SERVICES - 2.44%
 97,600   INTERNATIONAL GAME TECHNOLOGY                              $ 4,388,096
                                                                     -----------
APPAREL & ACCESSORY STORES - 2.18%
 98,300   NORDSTROM INCORPORATED                                       3,922,170
                                                                     -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 2.29%
 74,100   PULTE HOMES INCORPORATED                                     4,119,960
                                                                     -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 2.04%
 98,400   HOME DEPOT INCORPORATED                                      3,676,224
                                                                     -----------
BUSINESS SERVICES - 10.00%
 97,100   ADOBE SYSTEMS INCORPORATED                                   3,828,653
 81,900   ELECTRONIC ARTS INCORPORATED+                                4,419,324
239,400   MICROSOFT CORPORATION                                        5,977,818
 81,500   SYMANTEC CORPORATION+                                        3,773,450

                                                                      17,999,245
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 6.27%
170,800   PFIZER INCORPORATED                                          5,986,540
 50,500   PROCTER & GAMBLE COMPANY                                     5,296,440

                                                                      11,282,980
                                                                     -----------
COMMUNICATIONS - 1.94%
141,100   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                  3,489,403
                                                                     -----------
DEPOSITORY INSTITUTIONS - 2.30%
 98,700   JP MORGAN CHASE & COMPANY                                    4,140,465
                                                                     -----------
EDUCATIONAL SERVICES - 5.14%
 50,100   APOLLO GROUP INCORPORATED CLASS A+                           4,314,111
 87,000   CAREER EDUCATION CORPORATION+                                4,927,680

                                                                       9,241,791
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 19.01%
158,400   ALTERA CORPORATION+                                          3,239,280
 90,900   ENERGIZER HOLDINGS INCORPORATED+                             4,244,121
193,900   GENERAL ELECTRIC COMPANY                                     5,917,828
207,400   INTEL CORPORATION                                            5,641,280
 65,600   INTERNATIONAL BUSINESS MACHINES CORPORATION                  6,024,704
 91,400   NATIONAL SEMICONDUCTOR CORPORATION+                          4,060,902
173,800   TEXAS INSTRUMENTS INCORPORATED                               5,078,436

                                                                      34,206,551
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 2.17%
 51,000   FORTUNE BRANDS INCORPORATED                                  3,908,130
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

FOOD & KINDRED PRODUCTS - 2.01%
 67,000   PEPSICO INCORPORATED                                      $  3,607,950
                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.27%
 76,200   3M COMPANY                                                   6,238,494
266,800   CISCO SYSTEMS INCORPORATED+                                  6,275,136
124,200   DELL INCORPORATED+                                           4,175,604

                                                                      16,689,234
                                                                    ------------
INSURANCE CARRIERS - 4.45%
102,000   FIDELITY NATIONAL FINANCIAL INCORPORATED                     4,039,200
 61,500   UNITEDHEALTH GROUP INCORPORATED                              3,963,060

                                                                       8,002,260
                                                                    ------------
LEATHER & LEATHER PRODUCTS - 2.13%
 93,300   COACH INCORPORATED+                                          3,824,367
                                                                    ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.28%
 71,000   BECTON DICKINSON & COMPANY                                   3,442,080
 88,700   BOSTON SCIENTIFIC CORPORATION+                               3,759,106
 61,100   GUIDANT CORPORATION                                          3,871,907
 51,800   ZIMMER HOLDINGS INCORPORATED+                                3,821,804

                                                                      14,894,897
                                                                    ------------
MEDICAL MANAGEMENT SERVICES - 1.99%
 84,800   COVENTRY HEALTH CARE INCORPORATED+                           3,589,584
                                                                    ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.12%
110,800   JOHNSON & JOHNSON                                            5,619,776
                                                                    ------------
MISCELLANEOUS RETAIL - 5.05%
 94,200   COSTCO WHOLESALE CORPORATION+                                3,538,152
 92,900   WAL-MART STORES INCORPORATED                                 5,545,201

                                                                       9,083,353
                                                                    ------------
MISCELLANEOUS SERVICES - 2.02%
 68,000   D&B CORPORATION+                                             3,638,000
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.13%
 91,500   SLM CORPORATION                                              3,829,275
                                                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 2.06%
 62,300   MERRILL LYNCH & COMPANY INCORPORATED                         3,710,588
                                                                    ------------
TOTAL COMMON STOCK (COST $157,593,982)                               176,864,299
                                                                    ------------
COLLATERAL FOR SECURITIES LENDING - 11.75%
          COLLATERAL FOR SECURITY LENDING                             21,154,836

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,154,836)            21,154,836
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

SHORT-TERM INVESTMENTS - 1.72%

MUTUAL FUND - 1.72%
3,091,087   WELLS FARGO MONEY MARKET TRUST~                        $  3,091,087
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,091,087)                        3,091,087
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $181,839,905)*                111.76%                        $201,110,222

OTHER ASSETS AND LIABILITIES, NET   (11.76)                         (21,167,406)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $179,942,816
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

COMMON STOCK - 99.45%

BUSINESS SERVICES - 1.39%
1,020,500   MICROSOFT CORPORATION                                  $  25,481,885
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS - 11.82%
  424,775   ABBOTT LABORATORIES                                       17,458,252
  384,722   AIR PRODUCTS & CHEMICALS INCORPORATED                     19,282,267
  769,984   DU PONT (E.I.) DE NEMOURS & COMPANY                       32,508,724
  475,235   MERCK & COMPANY INCORPORATED                              21,000,635
1,082,335   PFIZER INCORPORATED                                       37,935,842
  486,630   PROCTER & GAMBLE COMPANY                                  51,037,754
  954,681   ROHM & HAAS COMPANY                                       38,034,491

                                                                     217,257,965
                                                                   -------------
COMMUNICATIONS - 3.45%
  345,040   AT&T CORPORATION                                           6,752,433
  471,440   SBC COMMUNICATIONS INCORPORATED                           11,569,138
1,232,236   VERIZON COMMUNICATIONS INCORPORATED                       45,025,903

                                                                      63,347,474
                                                                   -------------
DEPOSITORY INSTITUTIONS - 13.24%
  431,635   BANK OF AMERICA CORPORATION                               34,953,802
  997,465   CITIGROUP INCORPORATED                                    51,568,940
1,641,965   JP MORGAN CHASE & COMPANY                                 68,880,432
2,177,601   US BANCORP                                                60,210,668
  591,115   WACHOVIA CORPORATION                                      27,782,405

                                                                     243,396,247
                                                                   -------------
EATING & DRINKING PLACES - 2.92%
1,878,370   MCDONALD'S CORPORATION                                    53,665,031
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.56%
   25,858   DOMINION RESOURCES INCORPORATED                            1,662,669
  215,845   FIRSTENERGY CORPORATION                                    8,435,223
  265,910   FPL GROUP INCORPORATED                                    17,776,083
  801,015   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED              37,631,685

                                                                      65,505,660
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 11.27%
  973,200   EMERSON ELECTRIC COMPANY                                  58,314,144
1,584,894   GENERAL ELECTRIC COMPANY                                  48,370,965
  691,167   INTERNATIONAL BUSINESS MACHINES CORPORATION               63,476,777
  916,935   MOTOROLA INCORPORATED                                     16,138,056
1,030,170   NOKIA OYJ ADR                                             20,891,848

                                                                     207,191,790
                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 3.86%
  925,060   FORTUNE BRANDS INCORPORATED                               70,887,348
                                                                   -------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                              VALUE

FOOD & KINDRED PRODUCTS - 6.74%
1,286,995   PEPSICO INCORPORATED                                  $   69,304,681
2,499,675   SARA LEE CORPORATION                                      54,642,895

                                                                     123,947,576
                                                                  --------------
GENERAL MERCHANDISE STORES - 5.15%
1,251,795   MAY DEPARTMENT STORES COMPANY                             43,287,071
1,139,295   TARGET CORPORATION                                        51,313,847

                                                                      94,600,918
                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.49%
  558,441   3M COMPANY                                                45,719,565
                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.08%
  553,680   METLIFE INCORPORATED                                      19,755,302
                                                                  --------------
INSURANCE CARRIERS - 6.76%
1,344,519   AEGON NV                                                  17,277,069
  466,795   ALLSTATE CORPORATION                                      21,220,501
  620,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                 44,261,473
1,035,150   ST PAUL COMPANIES INCORPORATED                            41,416,351

                                                                     124,175,394
                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.51%
  572,659   BECTON DICKINSON & COMPANY                                27,762,508
                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.06%
2,924,715   HEWLETT-PACKARD COMPANY                                   66,800,490
  516,765   JOHNSON & JOHNSON                                         26,210,321

                                                                      93,010,811
                                                                  --------------
MOTION PICTURES - 1.55%
1,141,090   WALT DISNEY COMPANY                                       28,515,839
                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.19%
1,129,430   AMERICAN EXPRESS COMPANY                                  58,560,946
                                                                  --------------
PAPER & ALLIED PRODUCTS - 1.14%
  332,100   KIMBERLY-CLARK CORPORATION                                20,955,510
                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 9.57%
  472,658   BP PLC ADR                                                24,200,090
  472,285   CHEVRONTEXACO CORPORATION                                 41,457,177
  314,575   CONOCOPHILLIPS                                            21,960,481
1,595,736   EXXON MOBIL CORPORATION                                   66,366,660
  458,984   ROYAL DUTCH PETROLEUM COMPANY                             21,838,460

                                                                     175,822,868
                                                                  --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                             VALUE

TOBACCO PRODUCTS - 1.64%
  554,300   ALTRIA GROUP INCORPORATED                            $   30,181,635
                                                                 --------------
TRANSPORTATION EQUIPMENT - 2.06%
1,118,480   HONEYWELL INTERNATIONAL INCORPORATED                     37,860,548
                                                                 --------------
TOTAL COMMON STOCK (COST $1,393,199,181)                          1,827,602,820
                                                                 --------------
COLLATERAL FOR SECURITIES LENDING - 4.06%
            COLLATERAL FOR SECURITY LENDING                          74,618,356

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,618,356)           74,618,356
                                                                 --------------
SHORT-TERM INVESTMENTS - 0.42%

MUTUAL FUND - 0.42%
7,770,431   WELLS FARGO MONEY MARKET TRUST~                           7,770,431
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,770,431)                        7,770,431
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,475,587,968)*              103.93%                      $1,909,991,607
OTHER ASSETS AND LIABILITIES, NET    (3.93)                         (72,189,492)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,837,802,115
                                    ======                       ==============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

COMMON STOCK - 98.11%

AMUSEMENT & RECREATION SERVICES - 0.20%
 18,956   HARRAH'S ENTERTAINMENT INCORPORATED                        $ 1,040,495
 59,064   INTERNATIONAL GAME TECHNOLOGY                                2,655,517

                                                                       3,696,012
                                                                     -----------
APPAREL & ACCESSORY STORES - 0.48%
152,569   GAP INCORPORATED                                             3,344,313
 57,907   KOHLS CORPORATION+                                           2,798,645
 83,028   LIMITED BRANDS                                               1,660,560
 23,406   NORDSTROM INCORPORATED                                         933,899

                                                                       8,737,417
                                                                     -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 0.13%
 21,516   JONES APPAREL GROUP INCORPORATED                               777,803
 18,585   LIZ CLAIBORNE INCORPORATED                                     681,884
 18,404   VF CORPORATION                                                 859,467

                                                                       2,319,154
                                                                     -----------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
 46,847   AUTONATION INCORPORATED+                                       798,742
 14,861   AUTOZONE INCORPORATED+                                       1,277,600

                                                                       2,076,342
                                                                     -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
 11,049   RYDER SYSTEM INCORPORATED                                      427,928
                                                                     -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 0.16%
 21,074   CENTEX CORPORATION                                           1,139,260
  7,951   KB HOME                                                        642,441
 21,361   PULTE HOMES INCORPORATED                                     1,187,672

                                                                       2,969,373
                                                                     -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 1.26%
387,491   HOME DEPOT INCORPORATED                                     14,476,664
133,923   LOWE'S COMPANIES INCORPORATED                                7,517,098
 24,827   SHERWIN-WILLIAMS COMPANY                                       954,101

                                                                      22,947,863
                                                                     -----------
BUSINESS SERVICES - 6.61%
 40,584   ADOBE SYSTEMS INCORPORATED                                   1,600,227
 19,210   AUTODESK INCORPORATED                                          607,420
100,467   AUTOMATIC DATA PROCESSING INCORPORATED                       4,219,614
 38,342   BMC SOFTWARE INCORPORATED+                                     749,586
171,614   CENDANT CORPORATION                                          4,185,666
 27,951   CITRIX SYSTEMS INCORPORATED+                                   604,301
 99,115   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED               2,662,229
 31,946   COMPUTER SCIENCES CORPORATION+                               1,288,382
 65,466   COMPUWARE CORPORATION+                                         487,722
 24,400   CONVERGYS CORPORATION+                                         370,880

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

BUSINESS SERVICES (continued)
    8,607   DELUXE CORPORATION                                      $    345,141
  110,017   EBAY INCORPORATED+                                         7,627,479
   50,906   ELECTRONIC ARTS INCORPORATED+                              2,746,888
   81,810   ELECTRONIC DATA SYSTEMS CORPORATION                        1,583,024
   23,686   EQUIFAX INCORPORATED                                         611,573
  151,155   FIRST DATA CORPORATION                                     6,372,695
   33,143   FISERV INCORPORATED+                                       1,185,525
   40,782   IMS HEALTH INCORPORATED                                      948,589
   70,651   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+               1,086,612
   33,805   INTUIT INCORPORATED+                                       1,517,168
   15,333   MERCURY INTERACTIVE CORPORATION+                             686,918
1,838,390   MICROSOFT CORPORATION                                     45,904,598
   19,245   MONSTER WORLDWIDE INCORPORATED+                              504,219
   16,111   NCR CORPORATION+                                             709,851
   64,114   NOVELL INCORPORATED+                                         729,617
   32,359   OMNICOM GROUP INCORPORATED                                 2,596,810
  890,309   ORACLE CORPORATION+                                       10,692,611
   45,388   PARAMETRIC TECHNOLOGY CORPORATION+                           205,154
   61,983   PEOPLESOFT INCORPORATED+                                   1,146,066
   29,160   ROBERT HALF INTERNATIONAL INCORPORATED+                      688,759
   84,453   SIEBEL SYSTEMS INCORPORATED+                                 972,054
  559,790   SUN MICROSYSTEMS INCORPORATED+                             2,328,726
   48,928   SUNGARD DATA SYSTEMS INCORPORATED+                         1,340,627
   53,006   SYMANTEC CORPORATION+                                      2,454,178
   56,505   UNISYS CORPORATION+                                          806,891
   72,820   VERITAS SOFTWARE CORPORATION+                              1,959,586
  113,283   YAHOO! INCORPORATED+                                       5,504,421

                                                                     120,031,807
                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 10.83%
  266,293   ABBOTT LABORATORIES                                       10,944,642
   38,705   AIR PRODUCTS & CHEMICALS INCORPORATED                      1,939,895
   15,333   ALBERTO-CULVER COMPANY CLASS B                               672,659
  219,690   AMGEN INCORPORATED+                                       12,779,367
   18,812   AVERY DENNISON CORPORATION                                 1,170,294
   40,090   AVON PRODUCTS INCORPORATED                                 3,041,628
  330,586   BRISTOL-MYERS SQUIBB COMPANY                               8,010,099
   31,937   CHIRON CORPORATION+                                        1,405,547
   35,790   CLOROX COMPANY                                             1,750,489
   90,708   COLGATE PALMOLIVE COMPANY                                  4,998,011
  158,704   DOW CHEMICAL COMPANY                                       6,392,597
  169,941   DU PONT (E.I.) DE NEMOURS & COMPANY                        7,174,909
   13,176   EASTMAN CHEMICAL COMPANY                                     562,352
   43,806   ECOLAB INCORPORATED                                        1,249,785
  191,381   ELI LILLY & COMPANY                                       12,803,389
   62,639   FOREST LABORATORIES INCORPORATED+                          4,486,205
   38,173   GENZYME CORPORATION+                                       1,795,658
  171,500   GILLETTE COMPANY                                           6,705,650

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
    8,617   GREAT LAKES CHEMICAL CORPORATION                        $    205,515
   15,950   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED              566,225
   41,068   KING PHARMACEUTICALS INCORPORATED+                           691,585
   42,157   MEDIMUNE INCORPORATED+                                       972,983
  378,824   MERCK & COMPANY INCORPORATED                              16,740,233
   45,222   MONSANTO COMPANY                                           1,658,291
1,298,621   PFIZER INCORPORATED                                       45,516,666
   29,162   PPG INDUSTRIES INCORPORATED                                1,700,145
   55,380   PRAXAIR INCORPORATED                                       2,055,706
  220,107   PROCTER & GAMBLE COMPANY                                  23,084,822
   37,921   ROHM & HAAS COMPANY                                        1,510,773
  250,559   SCHERING-PLOUGH CORPORATION                                4,064,067
   11,808   SIGMA-ALDRICH CORPORATION                                    653,455
   18,385   WATSON PHARMACEUTICALS INCORPORATED+                         786,694
  226,819   WYETH                                                      8,517,053

                                                                     196,607,389
                                                                    ------------
COMMUNICATIONS - 4.45%
   53,148   ALLTEL CORPORATION                                         2,651,554
  135,144   AT&T CORPORATION                                           2,644,768
  463,985   AT&T WIRELESS SERVICES INCORPORATED+                       6,314,836
   72,311   AVAYA INCORPORATED+                                        1,148,299
  311,926   BELLSOUTH CORPORATION                                      8,637,231
   24,559   CENTURYTEL INCORPORATED                                      675,127
  104,839   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                  4,439,931
  383,355   COMCAST CORPORATION CLASS A+                              11,017,623
  187,260   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                4,630,940
  300,796   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+           1,296,431
  563,328   SBC COMMUNICATIONS INCORPORATED                           13,824,069
  153,951   SPRINT CORPORATION-FON GROUP                               2,837,317
  176,283   SPRINT CORPORATION-PCS GROUP+                              1,621,803
   54,925   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+             1,813,074
  470,319   VERIZON COMMUNICATIONS INCORPORATED                       17,185,456

                                                                      80,738,459
                                                                    ------------
DEPOSITORY INSTITUTIONS - 10.60%
   59,790   AMSOUTH BANCORPORATION                                     1,405,663
  246,777   BANK OF AMERICA CORPORATION                               19,984,001
  131,792   BANK OF NEW YORK COMPANY INCORPORATED                      4,151,448
  190,675   BANK ONE CORPORATION                                      10,395,601
   93,092   BB&T CORPORATION                                           3,286,148
   37,915   CHARTER ONE FINANCIAL INCORPORATED                         1,340,674
  877,237   CITIGROUP INCORPORATED                                    45,353,153
   29,865   COMERICA INCORPORATED                                      1,622,267
   96,212   FIFTH THIRD BANCORP                                        5,327,258
   21,375   FIRST TENNESSEE NATIONAL CORPORATION                       1,019,588
  182,210   FLEETBOSTON FINANCIAL CORPORATION                          8,181,229
   25,874   GOLDEN WEST FINANCIAL CORPORATION                          2,896,594

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIOS OF INVESTMENT --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
 39,064   HUNTINGTON BANCSHARES INCORPORATED                        $    866,830
350,525   JP MORGAN CHASE & COMPANY                                   14,704,524
 71,384   KEYCORP                                                      2,162,221
 20,307   M&T BANK CORPORATION                                         1,824,584
 38,564   MARSHALL & ILSLEY CORPORATION                                1,458,105
 73,272   MELLON FINANCIAL CORPORATION                                 2,292,681
103,207   NATIONAL CITY CORPORATION                                    3,672,105
 25,831   NORTH FORK BANCORPORATION INCORPORATED                       1,093,168
 37,528   NORTHERN TRUST CORPORATION                                   1,748,430
 47,220   PNC FINANCIAL SERVICES GROUP                                 2,616,932
 37,836   REGIONS FINANCIAL CORPORATION                                1,381,771
 56,258   SOUTHTRUST CORPORATION                                       1,865,515
 57,120   STATE STREET CORPORATION                                     2,977,666
 48,057   SUNTRUST BANKS INCORPORATED                                  3,350,054
 51,392   SYNOVUS FINANCIAL CORPORATION                                1,256,534
 32,113   UNION PLANTERS CORPORATION                                     958,573
326,977   US BANCORP                                                   9,040,914
223,935   WACHOVIA CORPORATION                                        10,524,945
153,166   WASHINGTON MUTUAL INCORPORATED                               6,541,720
288,169   WELLS FARGO & COMPANY++                                     16,330,537
 15,304   ZIONS BANCORPORATION                                           875,389

                                                                     192,506,822
                                                                    ------------

EATING & DRINKING PLACES - 0.52%
 28,069   DARDEN RESTAURANTS INCORPORATED                                695,830
214,888   MCDONALD'S CORPORATION                                       6,139,350
 19,404   WENDY'S INTERNATIONAL INCORPORATED                             789,549
 50,097   YUM! BRANDS INCORPORATED+                                    1,903,185

                                                                       9,527,914
                                                                    ------------

EDUCATIONAL SERVICES - 0.14%
 29,996   APOLLO GROUP INCORPORATED CLASS A+                           2,582,956
                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.11%
106,049   AES CORPORATION+                                               904,598
 21,624   ALLEGHENY ENERGY INCORPORATED+                                 296,465
 54,535   ALLIED WASTE INDUSTRIES INCORPORATED+                          725,861
 30,983   AMEREN CORPORATION                                           1,428,006
 67,273   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                 2,214,627
 70,360   CALPINE CORPORATION+                                           328,581
 52,128   CENTERPOINT ENERGY INCORPORATED                                595,823
 30,327   CINERGY CORPORATION                                          1,240,071
 48,442   CITIZENS COMMUNICATIONS COMPANY+                               626,839
 27,442   CMS ENERGY CORPORATION+                                        245,606
 38,490   CONSOLIDATED EDISON INCORPORATED                             1,697,409
 28,488   CONSTELLATION ENERGY GROUP INCORPORATED                      1,138,096
 55,250   DOMINION RESOURCES INCORPORATED                              3,552,575
 28,756   DTE ENERGY COMPANY                                           1,183,309

PORTFOLIOS OF INVESTMENT --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

  SHARES    SECURITY NAME                                               VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
  154,561   DUKE ENERGY CORPORATION                                  $ 3,493,079
   64,166   DYNEGY INCORPORATED CLASS A+                                 254,097
   55,488   EDISON INTERNATIONAL                                       1,347,804
  109,169   EL PASO CORPORATION                                          776,192
   38,967   ENTERGY CORPORATION                                        2,318,536
   56,071   EXELON CORPORATION                                         3,861,610
   56,174   FIRSTENERGY CORPORATION                                    2,195,280
   31,398   FPL GROUP INCORPORATED                                     2,098,956
   27,089   KEYSPAN CORPORATION                                        1,035,342
   20,987   KINDER MORGAN INCORPORATED                                 1,322,601
    7,500   NICOR INCORPORATED                                           264,225
   44,700   NISOURCE INCORPORATED                                        949,875
    6,343   PEOPLES ENERGY CORPORATION                                   283,215
   71,355   PG&E CORPORATION+                                          2,067,154
   15,545   PINNACLE WEST CAPITAL CORPORATION                            611,696
   30,200   PPL CORPORATION                                            1,377,120
   41,736   PROGRESS ENERGY INCORPORATED                               1,964,931
   40,223   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED               1,889,677
   38,699   SEMPRA ENERGY                                              1,230,628
  124,700   SOUTHERN COMPANY                                           3,803,350
   31,987   TECO ENERGY INCORPORATED                                     467,970
   55,161   TXU CORPORATION                                            1,580,914
   98,247   WASTE MANAGEMENT INCORPORATED                              2,965,094
   88,251   WILLIAMS COMPANIES INCORPORATED                              844,562
   67,923   XCEL ENERGY INCORPORATED                                   1,209,709

                                                                      56,391,483
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.78%
  137,371   ADC TELECOMMUNICATIONS INCORPORATED+                         398,376
   59,368   ADVANCED MICRO DEVICES INCORPORATED+                         963,543
   64,504   ALTERA CORPORATION+                                        1,319,107
   33,815   AMERICAN POWER CONVERSION CORPORATION                        778,083
   63,657   ANALOG DEVICES INCORPORATED                                3,056,173
   27,047   ANDREW CORPORATION+                                          473,322
   52,922   APPLIED MICRO CIRCUITS CORPORATION+                          304,301
   51,575   BROADCOM CORPORATION CLASS A+                              2,020,193
   80,888   CIENA CORPORATION+                                           402,013
   32,840   COMVERSE TECHNOLOGY INCORPORATED+                            595,718
   15,676   COOPER INDUSTRIES LIMITED CLASS A                            896,354
   71,830   EMERSON ELECTRIC COMPANY                                   4,304,054
1,736,828   GENERAL ELECTRIC COMPANY                                  53,007,991
1,104,288   INTEL CORPORATION                                         30,036,634
  289,427   INTERNATIONAL BUSINESS MACHINES CORPORATION               26,580,976
   34,061   JABIL CIRCUIT INCORPORATED+                                1,002,415
  244,564   JDS UNIPHASE CORPORATION+                                    995,375
   33,432   KLA-TENCOR CORPORATION+                                    1,683,301
   53,182   LINEAR TECHNOLOGY CORPORATION                              1,968,798
   64,556   LSI LOGIC CORPORATION+                                       602,953

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENT --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (continued)
725,507   LUCENT TECHNOLOGIES INCORPORATED+                         $  2,981,834
 55,864   MAXIM INTEGRATED PRODUCTS INCORPORATED                       2,630,636
 13,378   MAYTAG CORPORATION                                             422,343
103,778   MICRON TECHNOLOGY INCORPORATED+                              1,734,130
 32,426   MOLEX INCORPORATED                                             985,426
398,635   MOTOROLA INCORPORATED                                        7,015,976
 30,322   NATIONAL SEMICONDUCTOR CORPORATION+                          1,347,206
 58,771   NETWORK APPLIANCE INCORPORATED+                              1,260,638
 26,113   NOVELLUS SYSTEMS INCORPORATED+                                 830,132
 27,619   NVIDIA CORPORATION+                                            731,627
 29,424   PMC-SIERRA INCORPORATED+                                       499,325
 14,181   POWER-ONE INCORPORATED+                                        156,842
 16,140   QLOGIC CORPORATION+                                            532,781
137,118   QUALCOMM INCORPORATED                                        9,107,378
 30,404   ROCKWELL COLLINS INCORPORATED                                  961,070
 88,358   SANMINA-SCI CORPORATION+                                       972,822
 25,976   SCIENTIFIC-ATLANTA INCORPORATED                                840,064
142,455   SOLECTRON CORPORATION+                                         787,776
 70,740   TELLABS INCORPORATED+                                          610,486
295,041   TEXAS INSTRUMENTS INCORPORATED                               8,621,098
  9,957   THOMAS & BETTS CORPORATION+                                    217,262
 11,863   WHIRLPOOL CORPORATION                                          817,005
 58,714   XILINX INCORPORATED+                                         2,231,132

                                                                     177,684,669
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES
   - 0.34%
 13,972   FLUOR CORPORATION                                              540,577
 25,342   MOODY'S CORPORATION                                          1,794,213
 64,296   PAYCHEX INCORPORATED                                         2,288,938
 17,644   QUEST DIAGNOSTICS INCORPORATED                               1,461,452

                                                                       6,085,180
                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.53%
  9,598   BALL CORPORATION                                               650,552
 10,120   CRANE COMPANY                                                  333,960
 24,843   FORTUNE BRANDS INCORPORATED                                  1,903,719
 52,476   ILLINOIS TOOL WORKS INCORPORATED                             4,157,674
 77,058   MASCO CORPORATION                                            2,344,875
  9,923   SNAP-ON INCORPORATED                                           320,910

                                                                       9,711,690
                                                                    ------------

FINANCIAL SERVICES - 0.04%
 40,988   JANUS CAPITAL GROUP INCORPORATED                               671,383
                                                                    ------------

FOOD & KINDRED PRODUCTS - 3.83%
  6,199   ADOLPH COORS COMPANY CLASS B                                   430,521
138,761   ANHEUSER-BUSCH COMPANIES INCORPORATED                        7,076,811
110,359   ARCHER-DANIELS-MIDLAND COMPANY                               1,861,756

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

FOOD & KINDRED PRODUCTS (continued)
 70,008   CAMPBELL SOUP COMPANY                                      $ 1,909,118
416,452   COCA COLA COMPANY                                           20,947,536
 78,160   COCA COLA ENTERPRISES INCORPORATED                           1,889,127
 91,440   CONAGRA FOODS INCORPORATED                                   2,463,394
 63,837   GENERAL MILLS INCORPORATED                                   2,979,911
 18,889   HERCULES INCORPORATED+                                         216,846
 22,160   HERSHEY FOODS CORPORATION                                    1,835,956
 59,965   HJ HEINZ COMPANY                                             2,236,095
 70,232   KELLOGG COMPANY                                              2,755,904
 23,390   MCCORMICK & COMPANY INCORPORATED                               784,033
 44,226   PEPSI BOTTLING GROUP INCORPORATED                            1,315,723
291,271   PEPSICO INCORPORATED                                        15,684,943
134,745   SARA LEE CORPORATION                                         2,945,526
 38,295   WM WRIGLEY JR COMPANY                                        2,264,000

                                                                      69,597,200
                                                                     -----------

FOOD STORES - 0.34%
 62,490   ALBERTSON'S INCORPORATED                                     1,384,154
126,885   KROGER COMPANY+                                              2,111,366
 67,466   STARBUCKS CORPORATION+                                       2,546,842
 24,144   WINN-DIXIE STORES INCORPORATED+                                183,494

                                                                       6,225,856
                                                                     -----------

FORESTRY - 0.14%
 37,436   WEYERHAEUSER COMPANY                                         2,452,058
                                                                     -----------

FURNITURE & FIXTURES - 0.10%
 32,688   LEGGETT & PLATT INCORPORATED                                   775,032
 46,733   NEWELL RUBBERMAID INCORPORATED                               1,084,206

                                                                       1,859,238
                                                                     -----------

GENERAL MERCHANDISE STORES - 1.00%
 19,912   BIG LOTS INCORPORATED+                                         288,724
 57,396   DOLLAR GENERAL CORPORATION                                   1,102,003
 29,315   FAMILY DOLLAR STORES INCORPORATED                            1,053,874
 30,790   FEDERATED DEPARTMENT STORES INCORPORATED                     1,664,200
 46,498   JC PENNEY COMPANY INCORPORATED                               1,617,201
 49,148   MAY DEPARTMENT STORES COMPANY                                1,699,538
 37,966   SEARS ROEBUCK & COMPANY                                      1,631,019
155,230   TARGET CORPORATION                                           6,991,559
 85,712   TJX COMPANIES INCORPORATED                                   2,105,087

                                                                      18,153,205
                                                                     -----------

HEALTH SERVICES - 0.63%
 55,792   BIOGEN IDEC INCORPORATED+                                    3,102,035
 76,055   CAREMARK RX INCORPORATED+                                    2,528,829
 84,389   HCA INCORPORATED                                             3,427,881
 41,373   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A             960,267

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

HEALTH SERVICES (continued)
   15,217   MANOR CARE INCORPORATED                                  $   537,008
   79,156   TENET HEALTHCARE CORPORATION+                                883,381

                                                                      11,439,401
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.44%
   15,933   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A            495,357
   68,083   EQUITY OFFICE PROPERTIES TRUST                             1,966,918
   47,438   EQUITY RESIDENTIAL                                         1,416,024
   31,195   PLUM CREEK TIMBER COMPANY                                  1,013,213
   30,838   PROLOGIS                                                   1,106,159
   32,581   SIMON PROPERTY GROUP INCORPORATED                          1,904,034

                                                                       7,901,705
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
   50,817   BED BATH & BEYOND INCORPORATED+                            2,122,118
   55,294   BEST BUY COMPANY INCORPORATED                              2,859,805
   35,859   CIRCUIT CITY STORES INCORPORATED                             405,207
   27,949   RADIOSHACK CORPORATION                                       926,789

                                                                       6,313,919
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.23%

   64,613   HILTON HOTELS CORPORATION                                  1,049,961
   39,180   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                1,667,109
   34,768   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED           1,408,104

                                                                       4,125,174
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.90%
  133,458   3M COMPANY                                                10,926,206
   12,300   AMERICAN STANDARD COMPANIES INCORPORATED+                  1,399,125
   62,968   APPLE COMPUTER INCORPORATED+                               1,703,284
  286,370   APPLIED MATERIALS INCORPORATED+                            6,122,591
   57,027   BAKER HUGHES INCORPORATED                                  2,080,345
   13,361   BLACK & DECKER CORPORATION                                   760,775
   59,138   CATERPILLAR INCORPORATED                                   4,676,042
1,170,498   CISCO SYSTEMS INCORPORATED+                               27,530,113
    7,289   CUMMINS INCORPORATED                                         426,042
   41,470   DEERE & COMPANY                                            2,874,286
  436,065   DELL INCORPORATED+                                        14,660,505
   34,602   DOVER CORPORATION                                          1,341,519
  411,885   EMC CORPORATION+                                           5,605,755
   63,774   GATEWAY INCORPORATED+                                        336,727
   29,868   INGERSOLL-RAND COMPANY CLASS A                             2,020,570
   21,880   LEXMARK INTERNATIONAL INCORPORATED+                        2,012,960
   21,412   PALL CORPORATION                                             485,838
   20,194   PARKER HANNIFIN CORPORATION                                1,140,961
   39,783   PITNEY BOWES INCORPORATED                                  1,695,154

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
 13,804   STANLEY WORKS                                              $   589,155
 39,376   SYMBOL TECHNOLOGIES INCORPORATED                               543,389

                                                                      88,931,342
                                                                     -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.91%
 47,529   ACE LIMITED                                                  2,027,587
 53,410   AON CORPORATION                                              1,490,673
 27,608   HUMANA INCORPORATED+                                           525,104
 24,023   JEFFERSON-PILOT CORPORATION                                  1,321,505
 90,305   MARSH & MCLENNAN COMPANIES INCORPORATED                      4,181,122
 46,036   MEDCO HEALTH SOLUTIONS INCORPORATED+                         1,565,224
129,463   METLIFE INCORPORATED                                         4,619,240
 50,422   UNUMPROVIDENT CORPORATION                                      737,674

                                                                      16,468,129
                                                                     -----------

INSURANCE CARRIERS - 4.96%
 26,112   AETNA INCORPORATED                                           2,342,769
 87,339   AFLAC INCORPORATED                                           3,505,788
119,825   ALLSTATE CORPORATION                                         5,447,245
 18,198   AMBAC FINANCIAL GROUP INCORPORATED                           1,342,648
444,329   AMERICAN INTERNATIONAL GROUP INCORPORATED                   31,702,874
 23,550   ANTHEM INCORPORATED+                                         2,134,572
 31,980   CHUBB CORPORATION                                            2,223,889
 24,009   CIGNA CORPORATION                                            1,417,011
 27,322   CINCINNATI FINANCIAL CORPORATION                             1,187,141
 49,618   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               3,160,667
 49,272   JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                 2,152,694
 30,312   LINCOLN NATIONAL CORPORATION                                 1,434,364
 31,583   LOEWS CORPORATION                                            1,865,292
 24,546   MBIA INCORPORATED                                            1,539,034
 16,766   MGIC INVESTMENT CORPORATION                                  1,076,880
 54,632   PRINCIPAL FINANCIAL GROUP INCORPORATED                       1,946,538
 36,947   PROGRESSIVE CORPORATION                                      3,236,557
 92,052   PRUDENTIAL FINANCIAL INCORPORATED                            4,122,089
 23,598   SAFECO CORPORATION                                           1,018,726
 38,830   ST PAUL COMPANIES INCORPORATED                               1,553,588
 19,274   TORCHMARK CORPORATION                                        1,036,748
171,131   TRAVELERS PROPERTY CASUALTY CORPORATION CLASS B              2,955,432
106,580   UNITEDHEALTH GROUP INCORPORATED                              6,868,015
 26,414   WELLPOINT HEALTH NETWORKS INCORPORATED+                      3,003,800
 23,378   XL CAPITAL LIMITED CLASS A                                   1,777,663

                                                                      90,052,024
                                                                     -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
 43,207   GEORGIA-PACIFIC CORPORATION                                  1,455,644
 18,033   LOUISIANA-PACIFIC CORPORATION                                  465,251

                                                                       1,920,895
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 2.95%
 80,983   AGILENT TECHNOLOGIES INCORPORATED+                         $ 2,561,492
 22,348   ALLERGAN INCORPORATED                                        1,880,808
 35,142   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                   695,109
  8,929   BAUSCH & LOMB INCORPORATED                                     535,472
103,940   BAXTER INTERNATIONAL INCORPORATED                            3,210,707
 43,038   BECTON DICKINSON & COMPANY                                   2,086,482
 43,568   BIOMET INCORPORATED                                          1,671,268
139,510   BOSTON SCIENTIFIC CORPORATION+                               5,912,434
  8,832   C.R. BARD INCORPORATED                                         862,356
 26,210   DANAHER CORPORATION                                          2,447,228
 48,806   EASTMAN KODAK COMPANY                                        1,277,253
 53,051   GUIDANT CORPORATION                                          3,361,842
206,449   MEDTRONIC INCORPORATED                                       9,857,940
  8,312   MILLIPORE CORPORATION+                                         427,071
 21,604   PERKINELMER INCORPORATED                                       446,987
 70,887   RAYTHEON COMPANY                                             2,221,599
 31,850   ROCKWELL AUTOMATION INCORPORATED                             1,104,240
 29,383   ST JUDE MEDICAL INCORPORATED+                                2,118,514
 33,974   STRYKER CORPORATION                                          3,007,718
 14,433   TEKTRONIX INCORPORATED                                         472,103
 32,587   TERADYNE INCORPORATED+                                         776,548
 28,208   THERMO ELECTRON CORPORATION+                                   797,722
 20,679   WATERS CORPORATION+                                            844,530
135,857   XEROX CORPORATION+                                           1,979,436
 41,184   ZIMMER HOLDINGS INCORPORATED+                                3,038,556

                                                                      53,595,415
                                                                     -----------

METAL MINING - 0.33%
 33,387   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B          1,305,098
 73,585   NEWMONT MINING CORPORATION                                   3,431,268
 15,795   PHELPS DODGE CORPORATION+                                    1,289,820

                                                                       6,026,186
                                                                     -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
 17,320   VULCAN MATERIALS COMPANY                                       821,661
                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.91%
 25,887   EATON CORPORATION                                            1,454,590
 29,716   HASBRO INCORPORATED                                            646,323
519,564   HEWLETT-PACKARD COMPANY                                     11,866,842
 15,714   ITT INDUSTRIES INCORPORATED                                  1,199,450
505,452   JOHNSON & JOHNSON                                           25,636,525
 73,213   MATTEL INCORPORATED                                          1,350,048
 24,973   TIFFANY & COMPANY                                              953,219
340,604   TYCO INTERNATIONAL LIMITED                                   9,758,305

                                                                      52,865,302
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL - 3.31%
 78,015   COSTCO WHOLESALE CORPORATION+                              $ 2,930,243
 67,510   CVS CORPORATION                                              2,383,103
 14,190   DILLARDS INCORPORATED CLASS A                                  271,880
 13,208   EXPRESS SCRIPTS INCORPORATED+                                  985,185
 52,890   OFFICE DEPOT INCORPORATED+                                     995,390
 85,042   STAPLES INCORPORATED                                         2,159,216
 36,357   TOYS R US INCORPORATED+                                        610,798
737,063   WAL-MART STORES INCORPORATED                                43,995,290
174,550   WALGREEN COMPANY                                             5,751,423

                                                                      60,082,528
                                                                     -----------

MOTION PICTURES - 1.20%
775,398   TIME WARNER INCORPORATED+                                   13,073,210
348,725   WALT DISNEY COMPANY                                          8,714,638

                                                                      21,787,848
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.74%
192,290   UNITED PARCEL SERVICE INCORPORATED CLASS B                  13,429,534
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.56%
219,066   AMERICAN EXPRESS COMPANY                                    11,358,572
 39,328   CAPITAL ONE FINANCIAL CORPORATION                            2,966,511
 31,357   COUNTRYWIDE FINANCIAL CORPORATION                            3,007,136
165,484   FANNIE MAE                                                  12,303,736
117,253   FREDDIE MAC                                                  6,924,962
217,600   MBNA CORPORATION                                             6,012,288
 49,428   PROVIDIAN FINANCIAL CORPORATION+                               647,507
 76,780   SLM CORPORATION                                              3,213,243

                                                                      46,433,955
                                                                     -----------

OIL & GAS EXTRACTION - 1.61%
 42,859   ANADARKO PETROLEUM CORPORATION                               2,222,668
 55,193   APACHE CORPORATION                                           2,382,682
 27,113   BJ SERVICES COMPANY+                                         1,173,180
 33,692   BURLINGTON RESOURCES INCORPORATED                            2,143,822
 39,606   DEVON ENERGY CORPORATION                                     2,303,089
 19,600   EOG RESOURCES INCORPORATED                                     899,444
 74,606   HALLIBURTON COMPANY                                          2,267,276
 17,175   KERR-MCGEE CORPORATION                                         884,512
 24,965   NABORS INDUSTRIES LIMITED+                                   1,142,149
 22,867   NOBLE CORPORATION+                                             878,550
 66,105   OCCIDENTAL PETROLEUM CORPORATION                             3,044,135
 17,733   ROWAN COMPANIES INCORPORATED+                                  373,989
100,255   SCHLUMBERGER LIMITED                                         6,401,282
 54,480   TRANSOCEAN INCORPORATED+                                     1,519,447
 44,101   UNOCAL CORPORATION                                           1,644,085

                                                                      29,280,310
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                              VALUE

PAPER & ALLIED PRODUCTS - 0.66%
   18,093   BEMIS COMPANY INCORPORATED                               $   470,418
   14,854   BOISE CASCADE CORPORATION                                    514,691
   81,828   INTERNATIONAL PAPER COMPANY                                3,458,051
   85,418   KIMBERLY-CLARK CORPORATION                                 5,389,876
   34,251   MEADWESTVACO CORPORATION                                     968,961
   26,779   PACTIV CORPORATION+                                          595,833
    9,316   TEMPLE-INLAND INCORPORATED                                   590,075

                                                                      11,987,905
                                                                     -----------

PERSONAL SERVICES - 0.16%
   29,131   CINTAS CORPORATION                                         1,266,907
   30,362   H & R BLOCK INCORPORATED                                   1,549,373

                                                                       2,816,280
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.12%
   15,306   AMERADA HESS CORPORATION                                     999,176
   11,837   ASHLAND INCORPORATED                                         550,302
  182,186   CHEVRONTEXACO CORPORATION                                 15,992,287
  116,522   CONOCOPHILLIPS                                             8,134,401
1,116,810   EXXON MOBIL CORPORATION                                   46,448,128
   57,948   MARATHON OIL CORPORATION                                   1,951,109
   13,155   SUNOCO INCORPORATED                                          820,609

                                                                      74,896,012
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.43%
  148,219   ALCOA INCORPORATED                                         5,141,717
   13,734   ALLEGHENY TECHNOLOGIES INCORPORATED                          166,181
   21,366   ENGELHARD CORPORATION                                        638,630
   13,333   NUCOR CORPORATION                                            819,713
   19,276   UNITED STATES STEEL CORPORATION                              718,417
   14,718   WORTHINGTON INDUSTRIES INCORPORATED                          282,144

                                                                       7,766,802
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.41%
   11,416   AMERICAN GREETINGS CORPORATION CLASS A+                      259,942
   13,891   DOW JONES & COMPANY INCORPORATED                             665,518
   46,164   GANNETT COMPANY INCORPORATED                               4,068,895
   13,607   KNIGHT-RIDDER INCORPORATED                                   996,713
   32,596   MCGRAW-HILL COMPANIES INCORPORATED                         2,481,859
    8,543   MEREDITH CORPORATION                                         431,934
   25,525   NEW YORK TIMES COMPANY CLASS A                             1,128,205
   36,486   RR DONNELLEY & SONS COMPANY                                1,103,702
   56,230   TRIBUNE COMPANY                                            2,836,241
  297,913   VIACOM INCORPORATED CLASS B                               11,681,169

                                                                      25,654,178
                                                                     -----------

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

RAILROAD TRANSPORTATION - 0.40%
 63,355   BURLINGTON NORTHERN SANTA FE CORPORATION                   $ 1,995,683
 36,449   CSX CORPORATION                                              1,104,040
 66,591   NORFOLK SOUTHERN CORPORATION                                 1,470,995
 44,082   UNION PACIFIC CORPORATION                                    2,636,985

                                                                       7,207,703
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
 12,576   COOPER TIRE & RUBBER COMPANY                                   253,406
 29,859   GOODYEAR TIRE & RUBBER COMPANY+                                254,996
 44,812   NIKE INCORPORATED CLASS B                                    3,489,510
 10,029   REEBOK INTERNATIONAL LIMITED                                   414,699
 14,472   SEALED AIR CORPORATION+                                        719,693

                                                                       5,132,304
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
   - 2.28%
 17,661   BEAR STEARNS COMPANIES INCORPORATED                          1,548,517
231,041   CHARLES SCHWAB CORPORATION                                   2,682,386
 18,506   FEDERATED INVESTORS INCORPORATED CLASS B                       581,644
 42,477   FRANKLIN RESOURCES INCORPORATED                              2,365,119
 82,312   GOLDMAN SACHS GROUP INCORPORATED                             8,589,257
 47,219   LEHMAN BROTHERS HOLDINGS INCORPORATED                        3,913,039
165,250   MERRILL LYNCH & COMPANY INCORPORATED                         9,842,290
186,821   MORGAN STANLEY                                              10,705,007
 21,435   T ROWE PRICE GROUP INCORPORATED                              1,153,846

                                                                      41,381,105
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
229,557   CORNING INCORPORATED+                                        2,566,447
                                                                     -----------

TOBACCO PRODUCTS - 1.15%
348,569   ALTRIA GROUP INCORPORATED                                   18,979,582
 14,413   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                      871,986
 28,245   UST INCORPORATED                                             1,019,645

                                                                      20,871,213
                                                                     -----------

TRANSPORTATION BY AIR - 0.32%
 21,026   DELTA AIR LINES INCORPORATED+                                  166,526
 50,817   FEDEX CORPORATION                                            3,819,406
134,441   SOUTHWEST AIRLINES COMPANY                                   1,910,406

                                                                       5,896,338
                                                                     -----------

TRANSPORTATION EQUIPMENT - 2.67%
143,477   BOEING COMPANY                                               5,892,601
 15,948   BRUNSWICK CORPORATION                                          651,157
 25,337   DANA CORPORATION                                               503,193
 95,423   DELPHI CORPORATION                                             950,413
311,903   FORD MOTOR COMPANY                                           4,232,524
 33,755   GENERAL DYNAMICS CORPORATION                                 3,015,334
 95,713   GENERAL MOTORS CORPORATION                                   4,508,082

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

TRANSPORTATION EQUIPMENT (continued)
 29,628   GENUINE PARTS COMPANY                                   $      969,428
 20,029   GOODRICH CORPORATION                                           562,214
 51,598   HARLEY-DAVIDSON INCORPORATED                                 2,752,237
146,261   HONEYWELL INTERNATIONAL INCORPORATED                         4,950,935
 32,112   JOHNSON CONTROLS INCORPORATED                                1,899,425
 76,788   LOCKHEED MARTIN CORPORATION                                  3,504,604
 11,734   NAVISTAR INTERNATIONAL CORPORATION+                            538,004
 31,784   NORTHROP GRUMMAN CORPORATION                                 3,128,181
 29,808   PACCAR INCORPORATED                                          1,676,402
 23,458   TEXTRON INCORPORATED                                         1,246,793
 87,821   UNITED TECHNOLOGIES CORPORATION                              7,578,952

                                                                      48,560,479
                                                                  --------------

TRANSPORTATION SERVICES - 0.03%
 23,859   SABRE HOLDINGS CORPORATION                                     591,942
                                                                  --------------

WATER TRANSPORTATION - 0.27%
107,295   CARNIVAL CORPORATION                                         4,818,618
                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.83%
 19,115   AMERISOURCEBERGEN CORPORATION                                1,045,208
 20,668   BROWN-FORMAN CORPORATION CLASS B                               985,037
 74,086   CARDINAL HEALTH INCORPORATED                                 5,104,526
 49,568   MCKESSON CORPORATION                                         1,491,501
 75,328   SAFEWAY INCORPORATED+                                        1,550,250
 22,889   SUPERVALU INCORPORATED                                         699,030
109,800   SYSCO CORPORATION                                            4,287,690

                                                                      15,163,242
                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
 22,265   VISTEON CORPORATION                                            213,076
 15,541   WW GRAINGER INCORPORATED                                       745,968

                                                                         959,044
                                                                  --------------

TOTAL COMMON STOCK (COST $1,493,348,252)                           1,781,746,338
                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 11.68%
          COLLATERAL FOR SECURITY LENDING                            212,187,464

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $212,187,464)          212,187,464
                                                                  --------------

RIGHTS - 0.00%
 32,300   SEAGATE TECHNOLOGY RIGHTS+(A)                                        0

TOTAL RIGHTS (COST $0)                                                         0
                                                                  --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

SHORT-TERM INVESTMENTS - 1.77%

MUTUAL FUND - 1.63%
29,664,911   WELLS FARGO MONEY MARKET TRUST~                     $   29,664,911
                                                                 --------------
PRINCIPAL                        INTEREST RATE   MATURITY DATE

US TREASURY BILLS - 0.14%
$1,130,000 US TREASURY BILL#^        0.87%         05/13/2004         1,128,765
   305,000 US TREASURY BILL#^        0.90          05/13/2004           304,665
   995,000 US TREASURY BILL#^        0.95          05/13/2004           993,906

                                                                      2,427,336
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,092,354)                      32,092,247
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,737,628,070)*              111.56%                      $2,026,026,049
OTHER ASSETS AND LIABILITIES, NET   (11.56)                        (209,922,881)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $1,816,103,168
                                    ======                       ==============

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,647,519.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

COMMON STOCK - 96.62%

AUSTRALIA - 4.06%
  349,100   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS
               PRODUCTS)                                             $ 2,132,169
1,277,500   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)               11,957,300
  546,600   NEWS CORPORATION LIMITED (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                      4,915,827

                                                                      19,005,296
                                                                     -----------

AUSTRIA - 0.27%
    8,500   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
               (DEPOSITORY INSTITUTIONS)                               1,272,274
                                                                     -----------

BRAZIL - 0.53%
  100,800   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR
               (DEPOSITORY INSTITUTIONS)                               2,466,576
                                                                     -----------

CANADA - 2.23%
  107,950   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD
               TRANSPORTATION)                                         4,208,756
   52,900   ENCANA CORPORATION (OIL & GAS EXTRACTION)                  2,281,835
   83,140   LOBLAW COMPANIES LIMITED (FOOD STORES)                     3,960,102

                                                                      10,450,693
                                                                     -----------

DENMARK - 0.52%
      345   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT &
               INTERURBAN HIGHWAY PASS TRANSPORTATION)                 2,460,116
                                                                     -----------

FINLAND - 2.32%
  362,200   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  7,424,357
  272,600   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                   3,430,363

                                                                      10,854,720
                                                                     -----------

FRANCE - 10.95%
   52,900   ACCOR SA (METAL MINING)                                    2,143,329
  109,600   ALCATEL SA (COMMUNICATIONS)+                               1,729,378
  162,100   ARCELOR SA (PRIMARY METAL INDUSTRIES)                      2,940,246
   43,740   AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                   3,362,176
  216,600   AXA (INSURANCE CARRIERS)                                   4,519,709
   93,100   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                   5,689,610
   70,000   BOUYGUES SA (ENGINEERING CONSTRUCTION)                     2,408,632
   37,900   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+               1,080,150
   10,900   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                 1,045,475
   97,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)               2,551,337
  160,110   FRANCE TELECOM SA (COMMUNICATIONS)                         4,096,505
   30,800   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)+                                              2,263,426
   46,000   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE
               SERVICE STATIONS)+                                      2,343,697
   82,500   TOTAL SA (OIL & GAS EXTRACTION)                           15,146,730

                                                                      51,320,400
                                                                     -----------

GERMANY - 6.10%
   15,300   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             946,496
   82,800   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)+                             3,366,987
  270,700   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                      4,863,512
   56,450   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                3,718,288
   43,720   SAP AG (BUSINESS SERVICES)                                 6,912,009

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

GERMANY (continued)
   89,830   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)          $  6,631,219
   86,200   T-ONLINE INTERNATIONAL AG (BUSINESS SERVICES)+             1,027,527
   60,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                 1,131,575

                                                                      28,597,613
                                                                    ------------

GREECE - 0.68%
  103,300   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                    3,181,235
                                                                    ------------

HONG KONG - 0.58%
  297,500   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)             2,720,652
                                                                    ------------

IRELAND - 1.36%
  140,800   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY
               INSTITUTIONS)                                           2,249,367
  204,777   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)              2,556,756
   10,000   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                   1,572,984

                                                                       6,379,107
                                                                    ------------

ITALY - 3.32%
  196,400   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY
               INSTITUTIONS)                                           3,195,537
  418,000   ENI SPA (OIL & GAS EXTRACTION)                             8,403,765
  144,800   MEDIASET SPA (COMMUNICATIONS)                              1,606,832
  493,200   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)          2,351,631

                                                                      15,557,765
                                                                    ------------

JAPAN - 23.69%
  187,368   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      9,707,440
  147,800   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
               CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                               1,886,657
      257   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)+                                    1,141,289
   47,500   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      2,981,449
    1,000   JAPAN TELECOM HOLDINGS COMPANY LIMITED
               (COMMUNICATIONS)                                        2,460,710
  194,400   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)       5,316,172
  103,600   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)              2,370,049
   25,600   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      6,240,361
1,229,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                     7,796,799
   91,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)            1,234,210
    1,062   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED
               (DEPOSITORY INSTITUTIONS)                              10,514,346
  197,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)               2,478,714
  741,000   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                              8,297,833
  660,793   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
               BROKERS, DEALERS, EXCHANGES & SERVICES)                12,036,360
    2,085   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                   4,609,506
   56,700   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY & MOBILE HOME DEALERS)                    1,523,300
  280,842   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      5,018,362
  104,900   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                        4,416,418
   10,300   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                     1,228,654
  235,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                              8,794,194
    1,301   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)        8,278,579
   77,400   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                        2,663,450

                                                                     110,994,852
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                               VALUE

MEXICO - 0.80%
   35,620   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)     $ 1,376,713
   79,431   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                               2,368,632

                                                                       3,745,345
                                                                     -----------

NETHERLANDS - 4.85%
  149,400   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)+                                             2,737,427
   46,600   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
               (TRANSPORTATION BY AIR)                                 1,005,026
  140,800   ING GROEP NV (FINANCIAL SERVICES)                          3,093,745
  367,600   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC
               & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    10,629,474
  111,200   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING
               & RELATED INDUSTRIES)                                   5,281,638

                                                                      22,747,310
                                                                     -----------

PORTUGAL - 0.41%
  687,900   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                     1,944,319
                                                                     -----------

SOUTH KOREA - 0.67%
    9,000   SAMSUNG ELECTRONICS (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)!     1,320,817
    2,420   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC &
               OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                     1,207,414
    4,200   SAMSUNG ELECTRONICS COMPANY LIMITED GDR (ELECTRONIC
               & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                605,850

                                                                       3,134,081
                                                                     -----------

SPAIN - 1.68%
  523,100   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
               INSTITUTIONS)                                           5,689,084
  106,341   REPSOL YPF SA (OIL & GAS EXTRACTION)                       2,203,295

                                                                       7,892,379
                                                                     -----------

SWEDEN - 1.78%
   92,900   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                  3,363,041
   94,100   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER
               FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                              2,533,025
  878,800   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
               (COMMUNICATIONS)+                                       2,435,511

                                                                       8,331,577
                                                                     -----------

SWITZERLAND - 10.36%
   43,400   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE
               STORES)                                                 1,166,492
  104,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
               INSTITUTIONS)+                                          3,617,761
   45,610   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                       2,439,182
   32,000   NESTLE SA (FOOD & KINDRED PRODUCTS)                        8,158,819
  209,100   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                  8,879,962
   54,200   ROCHE HOLDING AG (HEALTH SERVICES)                         5,294,431
    3,600   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
               (BUSINESS SERVICES)                                     1,997,711
  221,900   STMICROELECTRONICS NV (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                              5,230,223
   45,360   SWISS REINSURANCE (INSURANCE CARRIERS)                     3,125,806
  116,100   UBS AG (FINANCIAL SERVICES)                                8,623,760

                                                                      48,534,147
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                            VALUE

TAIWAN - 0.42%
   188,400   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
               ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             $  1,966,896
                                                                   ------------

UNITED KINGDOM - 18.63%
   738,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                   6,501,154
   703,900   BP PLC (OIL & GAS EXTRACTION)                            5,899,143
   207,100   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)            2,582,516
   743,100   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)         3,117,247
   903,200   COMPASS GROUP PLC (EATING & DRINKING PLACES)             5,950,949
   277,800   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                     3,619,859
   337,700   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)        6,628,503
    18,500   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED
                PRODUCTS)                                               739,075
   583,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)              8,672,686
   221,200   HSBC HOLDINGS PLC (HONG KONG REGISTERED)
                (NON-DEPOSITORY CREDIT INSTITUTIONS)                  3,335,986
   236,300   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)      5,841,161
   204,100   RIO TINTO PLC (METAL MINING)                             5,033,947
   185,950   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
                INSTITUTIONS)                                         5,666,225
   453,100   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)         4,459,300
   469,500   TESCO PLC (FOOD & KINDRED PRODUCTS)                      2,120,519
 5,385,700   VODAFONE GROUP PLC (COMMUNICATIONS)                     12,743,905
   433,400   WPP GROUP PLC (COMMUNICATIONS)                           4,384,898

                                                                     87,297,073
                                                                   ------------

USA - 0.41%
    66,230   UTSTARCOM INCORPORATED (COMMUNICATIONS)+                 1,904,775
                                                                   ------------

TOTAL COMMON STOCK (COST $365,674,322)                              452,759,201
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 6.93%
             COLLATERAL FOR SECURITY LENDING                         32,499,510

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,499,510)           32,499,510
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.07%

MUTUAL FUND - 3.07%
14,367,873   WELLS FARGO MONEY MARKET TRUST~                         14,367,873
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,367,873)                      14,367,873
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $412,541,705)*                106.62%                        $499,626,584
OTHER ASSETS AND LIABILITIES, NET    (6.62)                         (31,029,326)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $468,597,258
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PERSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                             VALUE


COMMON STOCK - 97.75%

AMUSEMENT & RECREATION SERVICES - 1.11%
    24,300   INTERNATIONAL GAME TECHNOLOGY                         $   1,092,528
                                                                   -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
   - 1.05%
    29,400   D.R. HORTON INCORPORATED                                  1,041,642
                                                                   -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.04%
    27,400   HOME DEPOT INCORPORATED                                   1,023,664
                                                                   -------------

BUSINESS SERVICES - 5.96%
    22,300   ELECTRONIC ARTS INCORPORATED+                             1,203,308
    50,000   MICROSOFT CORPORATION                                     1,248,500
   102,400   ORACLE CORPORATION+                                       1,229,824
    23,300   SYMANTEC CORPORATION+                                     1,078,790
    23,300   YAHOO! INCORPORATED+                                      1,132,147

                                                                       5,892,569
                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 8.72%
    14,000   AVON PRODUCTS INCORPORATED                                1,062,180
    10,300   GENENTECH INCORPORATED+                                   1,089,946
    86,500   PFIZER INCORPORATED                                       3,031,825
    12,300   PROCTER & GAMBLE COMPANY                                  1,290,024
    19,700   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                1,249,177
    20,900   WATSON PHARMACEUTICALS INCORPORATED+                        894,311

                                                                       8,617,463
                                                                   -------------

DEPOSITORY INSTITUTIONS - 10.01%
    14,000   BANK OF AMERICA CORPORATION                               1,133,720
    19,500   BANK ONE CORPORATION                                      1,063,140
    38,600   CITIGROUP INCORPORATED                                    1,995,620
    21,800   FLEETBOSTON FINANCIAL CORPORATION                           978,820
    10,800   GOLDEN WEST FINANCIAL CORPORATION                         1,209,060
    38,400   JP MORGAN CHASE & COMPANY                                 1,610,880
    20,300   NORTHERN TRUST CORPORATION                                  945,777
    18,300   STATE STREET CORPORATION                                    953,979

                                                                       9,890,996
                                                                   -------------

EATING & DRINKING PLACES - 0.97%
    23,500   WENDY'S INTERNATIONAL INCORPORATED                          956,215
                                                                   -------------

EDUCATIONAL SERVICES - 1.10%
    12,600   APOLLO GROUP INCORPORATED CLASS A+                        1,084,986
                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.28%
    18,400   EXELON CORPORATION                                        1,267,208
                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.00%
    20,400   ANALOG DEVICES INCORPORATED                                 979,404
    29,900   BROADCOM CORPORATION CLASS A+                             1,171,183
    97,800   GENERAL ELECTRIC COMPANY                                  2,984,856

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                              VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
    14,300   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED            $ 1,138,280
    35,900   INTEL CORPORATION                                           976,480
    10,300   INTERNATIONAL BUSINESS MACHINES CORPORATION                 945,952
   299,300   LUCENT TECHNOLOGIES INCORPORATED+                         1,230,123
    61,500   MOTOROLA INCORPORATED                                     1,082,400
    45,600   NETWORK APPLIANCE INCORPORATED+                             978,120
    16,600   QUALCOMM INCORPORATED                                     1,102,572
    42,700   TEXAS INSTRUMENTS INCORPORATED                            1,247,694

                                                                      13,837,064
                                                                     -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.08%
    13,600   FORTUNE BRANDS INCORPORATED                               1,042,168
    12,800   ILLINOIS TOOL WORKS INCORPORATED                          1,014,144

                                                                       2,056,312
                                                                     -----------

FOOD & KINDRED PRODUCTS - 1.02%
    12,200   HERSHEY FOODS CORPORATION                                 1,010,770
                                                                     -----------

FOOD STORES - 1.03%
    27,000   STARBUCKS CORPORATION+                                    1,019,250
                                                                     -----------

GENERAL MERCHANDISE STORES - 2.13%
    19,100   FEDERATED DEPARTMENT STORES INCORPORATED                  1,032,355
    30,900   JC PENNEY COMPANY INCORPORATED                            1,074,702

                                                                       2,107,057
                                                                     -----------

HEALTH SERVICES - 0.99%
    29,400   CAREMARK RX INCORPORATED+                                   977,550
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.04%
    25,400   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          1,028,700
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.08%
    37,200   APPLE COMPUTER INCORPORATED+                              1,006,260
    50,700   APPLIED MATERIALS INCORPORATED+                           1,083,966
    13,100   CATERPILLAR INCORPORATED                                  1,035,817
    92,300   CISCO SYSTEMS INCORPORATED+                               2,170,896
    82,600   EMC CORPORATION+                                          1,124,186
    16,200   INGERSOLL-RAND COMPANY CLASS A                            1,095,930
    13,300   LEXMARK INTERNATIONAL INCORPORATED+                       1,223,600
    17,800   PARKER HANNIFIN CORPORATION                               1,005,700
    13,900   VARIAN MEDICAL SYSTEMS INCORPORATED+                      1,199,709

                                                                      10,946,064
                                                                     -----------

INSURANCE AGENTS, BROKERS & SERVICE - 1.00%
    23,100   ACE LIMITED                                                 985,446
                                                                     -----------

INSURANCE CARRIERS - 5.29%
    12,500   AETNA INCORPORATED                                        1,121,500
    34,000   ALLSTATE CORPORATION                                      1,545,640

WELLS FARGO MASTER PORTFOLIOS                           PORTFOLIO OF INVESTMENTS
                                                   -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

INSURANCE CARRIERS (continued)
18,500   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               $1,178,450
21,500   UNITEDHEALTH GROUP INCORPORATED                               1,385,460

                                                                       5,231,050
                                                                      ----------

LEATHER & LEATHER PRODUCTS - 1.15%
27,600   COACH INCORPORATED+                                           1,131,324
                                                                      ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 4.25%
35,100   AGILENT TECHNOLOGIES INCORPORATED+                            1,110,213
24,900   BOSTON SCIENTIFIC CORPORATION+                                1,055,262
10,600   C.R. BARD INCORPORATED                                        1,034,984
13,800   ST JUDE MEDICAL INCORPORATED+                                   994,980

                                                                       4,195,439
                                                                      ----------

METAL MINING - 2.19%
26,400   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B           1,031,976
13,800   PHELPS DODGE CORPORATION+                                     1,126,908

                                                                       2,158,884
                                                                      ----------

MOTION PICTURES - 0.97%
38,200   WALT DISNEY COMPANY                                             954,618
                                                                      ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.22%
17,300   UNITED PARCEL SERVICE INCORPORATED CLASS B                    1,208,232
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.49%
15,400   CAPITAL ONE FINANCIAL CORPORATION                             1,161,622
26,000   CIT GROUP INCORPORATED                                          989,300
47,100   MBNA CORPORATION                                              1,301,373

                                                                       3,452,295
                                                                      ----------

OIL & GAS EXTRACTION - 5.97%
28,500   APACHE CORPORATION                                            1,230,345
20,100   KERR-MCGEE CORPORATION                                        1,035,150
25,200   OCCIDENTAL PETROLEUM CORPORATION                              1,160,460
20,500   SCHLUMBERGER LIMITED                                          1,308,925
46,125   XTO ENERGY INCORPORATED                                       1,164,195

                                                                       5,899,075
                                                                      ----------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.15%
16,200   CONOCOPHILLIPS                                                1,130,922
                                                                      ----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.17%
14,900   NIKE INCORPORATED CLASS B                                     1,160,263
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 4.33%
80,900   AMERITRADE HOLDING CORPORATION+                               1,245,860
14,200   GOLDMAN SACHS GROUP INCORPORATED                              1,481,770
26,100   MERRILL LYNCH & COMPANY INCORPORATED                          1,554,516

                                                                       4,282,146
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                             VALUE

WHOLESALE TRADE NON-DURABLE GOODS - 0.96%
   24,200   SYSCO CORPORATION                                      $    945,010
                                                                   ------------

TOTAL COMMON STOCK (COST $84,598,488)                                96,584,742
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 12.36%
            COLLATERAL FOR SECURITY LENDING                          12,213,589

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,213,589)           12,213,589
                                                                   ------------

SHORT-TERM INVESTMENTS - 2.06%

MUTUAL FUND - 2.06%
2,035,360   WELLS FARGO MONEY MARKET TRUST~                           2,035,360
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,035,360)                        2,035,360
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $98,847,437)*                 112.17%                        $110,833,691
OTHER ASSETS AND LIABILITIES, NET   (12.17)                         (12,021,513)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $ 98,812,178
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 95.42%

AMUSEMENT & RECREATION SERVICES - 0.97%
158,200   CAESARS ENTERTAINMENT INCORPORATED+                        $ 2,062,928
                                                                     -----------

APPAREL & ACCESSORY STORES - 3.12%
 62,900   ABERCROMBIE & FITCH COMPANY CLASS A                          2,128,536
100,800   GAP INCORPORATED                                             2,209,536
114,300   LIMITED BRANDS                                               2,286,000

                                                                       6,624,072
                                                                     -----------

BUSINESS SERVICES - 4.58%
135,200   AMDOCS LIMITED+                                              3,757,208
 49,700   AUTODESK INCORPORATED                                        1,571,514
 51,100   GETTY IMAGES INCORPORATED+                                   2,758,378
 65,900   MICROSOFT CORPORATION                                        1,645,523

                                                                       9,732,623
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 4.03%
 51,400   DOW CHEMICAL COMPANY                                         2,070,392
 14,600   INVITROGEN CORPORATION+                                      1,046,674
 89,000   PFIZER INCORPORATED                                          3,119,450
 58,600   ROHM & HAAS COMPANY                                          2,334,624

                                                                       8,571,140
                                                                     -----------

COMMUNICATIONS - 5.35%
 92,000   AVAYA INCORPORATED+                                          1,460,960
149,900   BELLSOUTH CORPORATION                                        4,150,731
 54,200   COMCAST CORPORATION CLASS A+                                 1,557,708
115,000   VERIZON COMMUNICATIONS INCORPORATED                          4,202,100

                                                                      11,371,499
                                                                     -----------

DEPOSITORY INSTITUTIONS - 12.96%
 73,600   BANK OF AMERICA CORPORATION                                  5,960,128
180,800   CITIGROUP INCORPORATED                                       9,347,360
155,100   JP MORGAN CHASE & COMPANY                                    6,506,445
 51,500   NATIONAL CITY CORPORATION                                    1,832,370
183,000   SOVEREIGN BANCORP INCORPORATED                               3,919,860

                                                                      27,566,163
                                                                     -----------

EATING & DRINKING PLACES - 1.75%
130,600   MCDONALD'S CORPORATION                                       3,731,242
                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 3.64%
134,700   AES CORPORATION+                                             1,148,991
 36,900   EXELON CORPORATION                                           2,541,303
 29,600   FPL GROUP INCORPORATED                                       1,978,760
 57,100   QUESTAR CORPORATION                                          2,080,724

                                                                       7,749,778
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,  EXCEPT
   COMPUTER EQUIPMENT - 5.88%
499,500   AGERE SYSTEMS INCORPORATED CLASS A+                        $ 1,603,395
 66,300   ANDREW CORPORATION+                                          1,160,250
129,000   GENERAL ELECTRIC COMPANY                                     3,937,080
 93,100   INTEL CORPORATION                                            2,532,320
 36,700   JABIL CIRCUIT INCORPORATED+                                  1,080,081
277,700   LUCENT TECHNOLOGIES INCORPORATED+                            1,141,347
 49,100   POLYCOM INCORPORATED+                                        1,042,393

                                                                      12,496,866
                                                                     -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.77%
 24,300   BALL CORPORATION                                             1,647,054
                                                                     -----------

GENERAL MERCHANDISE STORES - 1.23%
 75,900   MAY DEPARTMENT STORES COMPANY                                2,624,622
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.93%
 59,800   RADIOSHACK CORPORATION                                       1,982,968
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.11%
  5,000   MGM MIRAGE+                                                    226,700
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.24%
 13,000   3M COMPANY                                                   1,064,310
 40,600   APPLE COMPUTER INCORPORATED+                                 1,098,230
 92,500   BLACK & DECKER CORPORATION                                   5,266,950
 62,800   LAM RESEARCH CORPORATION+                                    1,583,188

                                                                       9,012,678
                                                                     -----------

INSURANCE CARRIERS - 5.71%
 55,900   AMERICAN INTERNATIONAL GROUP INCORPORATED                    3,988,465
 19,900   ANTHEM INCORPORATED+                                         1,803,736
 34,000   LINCOLN NATIONAL CORPORATION                                 1,608,880
 22,300   MGIC INVESTMENT CORPORATION                                  1,432,329
 46,700   PACIFICARE HEALTH SYSTEMS INCORPORATED+                      1,846,985
 33,900   SAFECO CORPORATION                                           1,463,463

                                                                      12,143,858
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 2.88%
 27,600   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                1,519,104
 20,100   MILLIPORE CORPORATION+                                       1,032,738
 59,500   ROCKWELL AUTOMATION INCORPORATED                             2,062,865
 63,200   TERADYNE INCORPORATED+                                       1,506,056

                                                                       6,120,763
                                                                     -----------

METAL MINING - 0.85%
 22,100   PHELPS DODGE CORPORATION+                                    1,804,686
                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
 48,900   HASBRO INCORPORATED                                          1,063,575
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL - 2.54%
 49,100   COSTCO WHOLESALE CORPORATION+                              $ 1,844,196
 56,400   CVS CORPORATION                                              1,990,920
 62,000   STAPLES INCORPORATED                                         1,574,180

                                                                       5,409,296
                                                                     -----------

MOTION PICTURES - 1.32%
111,900   WALT DISNEY COMPANY                                          2,796,381
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.59%
 25,000   AMERICAN EXPRESS COMPANY                                     1,296,250
 59,300   CIT GROUP INCORPORATED                                       2,256,365
 18,000   COUNTRYWIDE FINANCIAL CORPORATION                            1,726,200
 24,800   FANNIE MAE                                                   1,843,880
 95,100   MBNA CORPORATION                                             2,627,613
163,800   PROVIDIAN FINANCIAL CORPORATION+                             2,145,780

                                                                      11,896,088
                                                                     -----------

OIL & GAS EXTRACTION - 1.82%
115,000   CHESAPEAKE ENERGY CORPORATION                                1,541,000
 50,800   NABORS INDUSTRIES LIMITED+                                   2,324,100

                                                                       3,865,100
                                                                     -----------

PAPER & ALLIED PRODUCTS - 1.56%
 52,600   KIMBERLY-CLARK CORPORATION                                   3,319,060
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.59%
 47,900   CHEVRONTEXACO CORPORATION                                    4,204,662
 34,300   CONOCOPHILLIPS                                               2,394,483
127,100   EXXON MOBIL CORPORATION                                      5,286,089
126,700   MARATHON OIL CORPORATION                                     4,265,989

                                                                      16,151,223
                                                                     -----------

PRIMARY METAL INDUSTRIES - 2.57%
 98,300   ALCOA INCORPORATED                                           3,410,027
 53,300   INTERNATIONAL STEEL GROUP INCORPORATED+                      2,062,710

                                                                       5,472,737
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.98%
 52,900   VIACOM INCORPORATED CLASS B                                  2,074,209
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
   - 6.36%
 24,000   BEAR STEARNS COMPANIES INCORPORATED                          2,104,320
133,100   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A          3,592,369
 21,000   GOLDMAN SACHS GROUP INCORPORATED                             2,191,350
 57,000   MERRILL LYNCH & COMPANY INCORPORATED                         3,394,920
 39,000   MORGAN STANLEY                                               2,234,700

                                                                      13,517,659
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.97%
375,200   CORNING INCORPORATED+                                        4,194,736
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                             VALUE

TOBACCO PRODUCTS - 1.34%
    52,500   ALTRIA GROUP INCORPORATED                             $  2,858,625
                                                                   ------------

TRANSPORTATION BY AIR - 1.00%
   166,200   AMR CORPORATION+                                         2,115,726
                                                                   ------------

TRANSPORTATION EQUIPMENT - 1.28%
    32,700   GOODRICH CORPORATION                                       917,889
    21,000   UNITED TECHNOLOGIES CORPORATION                          1,812,300

                                                                      2,730,189
                                                                   ------------

TOTAL COMMON STOCK (COST $186,319,744)                              202,934,244
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 17.74%
             COLLATERAL FOR SECURITY LENDING                         37,724,746

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,724,746)           37,724,746
                                                                   ------------

SHORT-TERM INVESTMENTS - 5.03%

MUTUAL FUND - 5.03%
10,690,546   WELLS FARGO MONEY MARKET TRUST~                         10,690,546
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,690,546)                      10,690,546
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $234,735,036)*                118.19%                        $251,349,536

OTHER ASSETS AND LIABILITIES, NET   (18.19)                         (38,684,876)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $212,664,660
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 SHARES     SECURITY NAME                                              VALUE

COMMON STOCK - 99.01%

APPAREL & ACCESSORY STORES - 3.16%
2,331,200   KOHLS CORPORATION+                                      $112,666,896
                                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 9.06%
1,348,400   FASTENAL COMPANY                                          72,395,596
3,421,317   HOME DEPOT INCORPORATED                                  127,820,403
2,183,900   LOWE'S COMPANIES INCORPORATED                            122,582,307

                                                                     322,798,306
                                                                    ------------
BUSINESS SERVICES - 22.62%
  866,400   AUTOMATIC DATA PROCESSING INCORPORATED                    36,388,800
3,379,200   EBAY INCORPORATED+                                       234,279,936
3,850,000   FIRST DATA CORPORATION                                   162,316,000
2,822,768   FISERV INCORPORATED+                                     100,970,411
7,325,620   MICROSOFT CORPORATION                                    182,920,732
1,795,900   SUNGARD DATA SYSTEMS INCORPORATED+                        49,207,660
1,466,100   VERITAS SOFTWARE CORPORATION+                             39,452,751

                                                                     805,536,290
                                                                    ------------
CHEMICALS & ALLIED PRODUCTS - 7.90%
1,425,600   AMGEN INCORPORATED+                                       82,927,152
  625,100   GENENTECH INCORPORATED+                                   66,148,082
3,776,025   PFIZER INCORPORATED                                      132,349,676

                                                                     281,424,910
                                                                    ------------
DEPOSITORY INSTITUTIONS - 1.46%
  997,200   STATE STREET CORPORATION                                  51,984,036
                                                                    ------------
EDUCATIONAL SERVICES - 1.62%
  670,400   APOLLO GROUP INCORPORATED CLASS A+                        57,728,144
                                                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 10.59%
7,215,650   INTEL CORPORATION                                        196,265,680
1,440,500   LINEAR TECHNOLOGY CORPORATION                             53,327,310
6,292,400   NOKIA OYJ ADR                                            127,609,872

                                                                     377,202,862
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 4.15%
4,153,610   PAYCHEX INCORPORATED                                     147,868,516
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.88%
  867,100   FAMILY DOLLAR STORES INCORPORATED                         31,172,245
                                                                    ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
   COMPUTER EQUIPMENT - 10.20%
7,745,600   CISCO SYSTEMS INCORPORATED+                              182,176,512
3,422,600   DELL INCORPORATED+                                       115,067,812
4,847,000   EMC CORPORATION+                                          65,967,670

                                                                     363,211,994
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  SHARES     SECURITY NAME                                           VALUE

INSURANCE CARRIERS - 5.05%
 2,519,116   AMERICAN INTERNATIONAL GROUP INCORPORATED           $  179,738,927
                                                                 --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.34%
 3,985,500   MEDTRONIC INCORPORATED                                 190,307,625
                                                                 --------------
MISCELLANEOUS RETAIL - 2.60%
 1,548,900   WAL-MART STORES INCORPORATED                            92,453,841
                                                                 --------------
PERSONAL SERVICES - 2.74%
 2,244,150   CINTAS CORPORATION                                      97,598,083
                                                                 --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 10.18%
11,648,787   CHARLES SCHWAB CORPORATION                             135,242,417
   763,700   FRANKLIN RESOURCES INCORPORATED                         42,522,816
 1,769,650   GOLDMAN SACHS GROUP INCORPORATED                       184,662,978

                                                                    362,428,211
                                                                 --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.46%
   755,480   CARDINAL HEALTH INCORPORATED                            52,052,572
                                                                 --------------

TOTAL COMMON STOCK (COST $2,973,213,252)                          3,526,173,458
                                                                 --------------
COLLATERAL FOR SECURITIES LENDING - 6.02%
   COLLATERAL FOR SECURITY LENDING                                  214,294,999

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $214,294,999)         214,294,999
                                                                 --------------
SHORT-TERM INVESTMENTS - 0.95%

MUTUAL FUND - 0.95%
33,844,662   WELLS FARGO MONEY MARKET TRUST~                         33,844,662
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,844,662)                      33,844,662
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,221,352,913)*              105.98%                      $3,774,313,119
OTHER ASSETS AND LIABILITIES, NET    (5.98)                        (213,095,411)
                                    ------                       --------------
TOTAL NET ASSETS                    100.00%                      $3,561,217,708
                                    ======                       ==============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 99.22%

AUSTRALIA - 4.51%
312,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING
             INDUSTRIES)                                             $ 1,501,122
243,100   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,172,961
195,300   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED
             INDUSTRIES)                                               1,069,063
 25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
             INSTITUTIONS)                                               596,409
198,700   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING &
             ALLIED INDUSTRIES)                                          800,965
561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                 1,947,586

                                                                       7,088,106
                                                                     -----------
AUSTRIA - 0.46%
  3,800   OMV AG (OIL & GAS EXTRACTION)                                  719,149
                                                                     -----------
BELGIUM - 0.84%
 22,700   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)     1,327,844
                                                                     -----------
DENMARK - 1.02%
 15,900   BANG AND OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          842,471
 16,800   DANSKE BANK (DEPOSITORY INSTITUTIONS)                          379,912
 10,600   TDS AS (COMMUNICATIONS)                                        386,679

                                                                       1,609,062
                                                                     -----------
FINLAND - 1.84%
 37,400   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                 382,392
 88,100   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                     1,175,764
 38,500   KESKO OYJ (FOOD STORES)                                        676,568
 71,100   M-REAL OYJ (PAPER & ALLIED PRODUCTS)                           659,676

                                                                       2,894,400
                                                                     -----------
FRANCE - 9.45%
  6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)            419,085
 52,800   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                     3,226,760
  7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)           438,961
 44,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
             CONCRETE PRODUCTS)                                        2,268,340
  7,000   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)           1,666,257
 13,700   RALLYE SA (GENERAL MERCHANDISE STORES)                         798,861
 24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)                        1,668,881
 24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                   2,075,417
  5,300   TOTAL SA (OIL & GAS EXTRACTION)                                973,063
 31,800   VALEO SA (TRANSPORTATION EQUIPMENT)                          1,319,301

                                                                      14,854,926
                                                                     -----------
GERMANY - 6.57%
 76,700   BAYER AG (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,867,214
 13,335   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                    878,359
 11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               805,399

 43,163   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)      1,047,594
 48,700   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)               1,076,051
 44,500   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                1,585,888

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

GERMANY (continued)
   99,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)               $ 1,856,229
   53,300   TUI AG (TRANSPORTATION BY AIR)                             1,215,026

                                                                      10,331,760
                                                                     -----------
GREECE - 0.31%
   89,000   INTRACOM SA (COMMUNICATIONS)                                 489,984
                                                                     -----------
HONG KONG - 1.17%
  336,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                 948,775
2,085,000   CNOOC LIMITED (OIL & GAS EXTRACTION)+                        889,813

                                                                       1,838,588
                                                                     -----------
IRELAND - 0.92%
   88,600   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,452,459
                                                                     -----------
ITALY - 3.93%
   68,400   BANCA POPOLARE DI MILANO SCRL (DEPOSITORY
               INSTITUTIONS)                                             397,587
  553,000   CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY
               INSTITUTIONS)                                             992,184
  537,300   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                      1,039,948
  142,300   CREDITO EMILIANO SPA (DEPOSITORY INSTITUTIONS)               989,773
   60,395   ENI SPA (OIL & GAS EXTRACTION)                             1,214,224
  169,000   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)            888,883
   36,940   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)       660,502

                                                                       6,183,101
                                                                     -----------
JAPAN - 23.72%
   14,100   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,030,038
  139,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)          1,618,460
   32,200   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED
               PRODUCTS)                                                 823,300
   69,700   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING,
               ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)                                      1,353,333
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                 467,006
   59,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,126,458
   31,600   HITACHI MAXELL LIMIED (MISCELLANEOUS MANUFACTURING
               INDUSTRIES)                                               490,850
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)     1,135,003
   88,500   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC,
               GAS & SANITARY SERVICES)                                1,674,980
   70,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED
               PRODUCTS)                                                 755,611
   23,000   KISSEI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                          499,640
   52,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        669,275
  719,000   MARUBENI CORPORATION (BUSINESS SERVICES)                   1,955,851
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                               1,448,859
   96,200   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                           814,651
      600   NIPPON TELEGRAPH & TELEPHONE CORPORATION
               (COMMUNICATIONS)                                        3,402,701
   75,600   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                                846,580
   27,600   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
               INSTITUTIONS)                                           1,896,862
   44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        975,249
   39,450   SAMMY CORPORATION (MISCELLANEOUS MANUFACTURING
               INDUSTRIES)                                             1,520,589
   63,700   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
               ALLIED PRODUCTS)                                        1,065,391
   42,800   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED
               INDUSTRIES)                                               382,191

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

JAPAN (continued)
 41,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING,
             ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                      $   792,137
 13,100   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               912,914
135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
             PRODUCTS)                                                 1,356,034
265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED
             INDUSTRIES)                                                 967,943
220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,034,075
 19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
             MANUFACTURING INDUSTRIES)                                   420,051
117,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE
             SERVICE STATIONS)                                         4,382,179
 42,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
             ALLIED PRODUCTS)                                          1,476,253

                                                                      37,294,464
                                                                     -----------
NETHERLANDS - 4.13%
 47,500   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)+              1,059,460
167,800   AEGON NV (INSURANCE CARRIERS)+                               2,144,567
 61,800   ING GROEP NV (FINANCIAL SERVICES)                            1,357,908
 44,200   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                  753,378
 25,000   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
             RELATED INDUSTRIES)                                       1,187,419

                                                                       6,502,732
                                                                     -----------

NORWAY - 0.78%
 75,600   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                  495,496
 10,420   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                         655,628
 10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                 75,579

                                                                       1,226,703
                                                                     -----------

PORTUGAL - 0.43%
272,700   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)         673,590
                                                                     -----------

SINGAPORE - 1.48%
128,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)             1,114,869
101,500   JARDINE STRATEGIC HOLDINGS (DEPOSITORY INSTITUTIONS)           501,410
508,900   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)          707,375

                                                                       2,323,654
                                                                     -----------

SPAIN - 3.44%
119,800   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                2,178,878
168,900   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY
             AIR)                                                        550,034
129,600   REPSOL YPF SA (OIL & GAS EXTRACTION)                         2,685,202

                                                                       5,414,114
                                                                     -----------

SWEDEN - 2.20%
 25,900   FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)               480,819
301,900   NORDEA AB (DEPOSITORY INSTITUTIONS)                          2,061,694
 62,390   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
             INSTITUTIONS)                                               914,178

                                                                       3,456,691
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

SWITZERLAND - 6.92%
  8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                  $   420,886
 12,300   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                   627,695
  2,115   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                534,239
 20,600   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)+                                                 907,353
  2,900   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                  721,080
  6,200   SWISSCOM AG (COMMUNICATIONS)                                 2,035,916
 54,500   UBS AG (FINANCIAL SERVICES)                                  4,048,190
  3,100   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                 767,139
 38,600   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                 822,670

                                                                      10,885,168
                                                                     -----------

UNITED KINGDOM - 25.10%
 78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)           1,257,727
134,200   ARRIVA PLC (TRANSPORTATION BY AIR)                             931,687
 82,714   AVIVA PLC (INSURANCE CARRIERS)                                 802,650
371,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                       3,268,633
 97,900   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                         1,119,145
209,400   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                         980,402
 62,400   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                      1,206,461
385,300   BIG FOOD GROUP PLC (FOOD STORES)                               984,299
 17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                   193,555
164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               891,327
167,300   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                 808,658
479,687   BT GROUP PLC (COMMUNICATIONS)                                1,560,430
 94,200   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                    642,300
529,200   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                1,497,800
211,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                         652,412
 78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                       386,517
126,850   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                         1,019,957
254,200   GKL PLC (TRANSPORTATION EQUIPMENT)                           1,124,747
184,700   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)          1,418,915
 37,300   HBOS PLC (DEPOSITORY INSTITUTIONS)                             505,916
354,100   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)+                   1,696,928
172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                  1,015,901
 58,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)            480,482
350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)               2,659,847
237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                   701,569
676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                          1,255,747
688,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)      1,133,163
112,900   RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,306,179
402,200   ROLLS ROYCE GROUP CLASS (TRANSPORTATION EQUIPMENT)+             36,959
402,200   ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)             1,663,174
231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)       1,617,860
 45,800   SEVERN TRENT PLC (WATER TRANSPORTATION)                        640,565
224,400   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS
             EXTRACTION)                                               1,466,140
144,800   SINGER & FRIEDLANDER GROUP PLC (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               634,037

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

UNITED KINGDOM (continued)
 88,700   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
             SERVICES)                                              $    846,066
 68,700   WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED
             PRODUCTS)                                                 1,063,750

                                                                      39,471,905
                                                                    ------------

TOTAL COMMON STOCK (COST $134,235,543)                               156,038,400
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 4.90%
          COLLATERAL FOR SECURITY LENDING                              7,702,520

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,702,520)              7,702,520
                                                                    ------------

SHORT-TERM INVESTMENTS - 0.28%

MUTUAL FUND - 0.28%
431,711   WELLS FARGO MONEY MARKET TRUST~                                431,711
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $431,711)                             431,711
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $142,369,774)*                         104.40%                $164,172,631
OTHER ASSETS AND LIABILITIES, NET             (4.40)                 (6,914,626)
                                             ------                 ------------
TOTAL NET ASSETS                             100.00%                $157,258,005
                                             ======                 ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

COMMON STOCK - 96.16%

AGRICULTURAL PRODUCTION CROPS - 0.20%
24,871   DELTA & PINE LAND COMPANY                                    $  620,531
                                                                      ----------

AMUSEMENT & RECREATION SERVICES - 0.56%
19,145   ARGOSY GAMING COMPANY+                                          680,605
22,221   BALLY TOTAL FITNESS HOLDING CORPORATION+                        130,215
23,138   PINNACLE ENTERTAINMENT+                                         319,304
19,506   WMS INDUSTRIES INCORPORATED+                                    604,686

                                                                       1,734,810
                                                                      ----------

APPAREL & ACCESSORY STORES - 2.28%
 8,693   ASHWORTH INCORPORATED+                                           75,629
29,112   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                   576,418
13,390   CATO CORPORATION                                                268,871
17,448   CHILDRENS PLACE+                                                540,365
24,689   CHRISTOPHER & BANKS CORPORATION                                 521,185
19,144   DRESS BARN INCORPORATED+                                        335,786
21,432   GOODY'S FAMILY CLOTHING INCORPORATED                            305,835
19,538   GYMBOREE CORPORATION+                                           327,652
31,249   HOT TOPIC INCORPORATED+                                         826,536
 7,738   OSHKOSH B'GOSH INCORPORATED CLASS A                             181,069
51,120   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                   1,254,485
22,434   TOO INCORPORATED+                                               469,992
25,890   URBAN OUTFITTERS INCORPORATED+                                1,244,273
19,616   WET SEAL INCORPORATED CLASS A+                                  161,832

                                                                       7,089,928
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.75%
 4,422   HAGGAR CORPORATION                                               88,440
17,457   KELLWOOD COMPANY                                                685,187
19,918   PHILLIPS-VAN HEUSEN CORPORATION                                 368,483
36,368   QUIKSILVER INCORPORATED+                                        794,641
21,216   RUSSELL CORPORATION                                             387,404

                                                                       2,324,155
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.22%
23,674   CENTRAL PARKING CORPORATION                                     475,374
 9,938   MIDAS INCORPORATED+                                             193,294

                                                                         668,668
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.99%
21,231   MDC HOLDINGS INCORPORATED                                     1,494,634
 4,255   NVR INCORPORATED+                                             1,957,300
16,148   RYLAND GROUP INCORPORATED                                     1,434,427
21,440   STANDARD-PACIFIC CORPORATION                                  1,286,400

                                                                       6,172,761
                                                                      ----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

BUSINESS SERVICES - 7.33%
21,394   AARON RENTS INCORPORATED                                      $ 532,497
31,697   ABM INDUSTRIES INCORPORATED                                     568,961
17,336   ADMINISTAFF INCORPORATED+                                       302,166
19,705   ADVO INCORPORATED                                               634,895
27,692   AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                       531,686
 9,940   ANSYS INCORPORATED+                                             395,016
20,143   ARBITRON INCORPORATED+                                          810,957
12,309   BARRA INCORPORATED                                              430,692
15,338   BRADY CORPORATION CLASS A                                       584,071
 8,132   BROOKTROUT INCORPORATED+                                        161,339
19,020   CACI INTERNATIONAL INCORPORATED CLASS A+                        817,860
21,001   CAPTARIS INCORPORATED+                                          115,505
15,592   CARREKER CORPORATION+                                           123,489
23,138   CERNER CORPORATION+                                           1,045,606
42,562   CIBER INCORPORATED+                                             468,182
28,601   COGNEX CORPORATION                                              950,983
26,536   DENDRITE INTERNATIONAL INCORPORATED+                            424,576
30,759   EFUNDS CORPORATION+                                             504,448
22,103   FACTSET RESEARCH SYSTEMS INCORPORATED                           940,704
24,530   FILENET CORPORATION+                                            653,724
14,501   GERBER SCIENTIFIC INCORPORATED+                                  98,607
11,954   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                286,059
24,907   HYPERION SOLUTIONS CORPORATION+                               1,032,395
 7,522   INSURANCE AUTO AUCTIONS INCORPORATED+                           109,295
11,119   INTRADO INCORPORATED+                                           215,153
18,937   JDA SOFTWARE GROUP INCORPORATED+                                275,533
20,188   KRONOS INCORPORATED+                                            656,716
26,897   LABOR READY INCORPORATED+                                       363,647
19,562   MANHATTAN ASSOCIATES INCORPORATED+                              543,824
12,701   MAPINFO CORPORATION+                                            162,065
 6,750   MEMBERWORKS INCORPORATED+                                       235,710
36,518   MIDWAY GAMES INCORPORATED+                                      265,851
16,188   MRO SOFTWARE INCORPORATED+                                      188,105
18,145   NCO GROUP INCORPORATED+                                         424,049
23,319   NDCHEALTH CORPORATION                                           633,111
24,564   NETEGRITY INCORPORATED+                                         208,794
15,663   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                      156,317
16,453   ON ASSIGNMENT INCORPORATED+                                      91,972
13,414   PC-TEL INCORPORATED+                                            138,567
15,960   PHOENIX TECHNOLOGIES LIMITED+                                    86,024
23,016   PROGRESS SOFTWARE CORPORATION+                                  552,154
10,392   QRS CORPORATION+                                                 58,611
16,812   RADIANT SYSTEMS INCORPORATED+                                   101,079
11,834   RADISYS CORPORATION+                                            247,331
21,903   ROXIO INCORPORATED+                                              97,906
25,640   SERENA SOFTWARE INCORPORATED+                                   521,774
10,511   SOURCECORP INCORPORATED+                                        278,541

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

BUSINESS SERVICES (continued)
39,293   SPHERION CORPORATION+                                       $   401,967
11,356   SPSS INCORPORATED+                                              207,815
 9,334   STARTEK INCORPORATED                                            339,198
29,116   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                   1,070,886
 8,909   TALX CORPORATION                                                195,553
24,858   THQ INCORPORATED+                                               502,877
24,717   VERITY INCORPORATED+                                            337,881
 9,940   VOLT INFORMATION SCIENCE INCORPORATED+                          242,934
14,614   WEBSENSE INCORPORATED+                                          432,720

                                                                      22,758,378
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 4.23%
33,911   ALPHARMA INCORPORATED CLASS A                                   664,995
14,703   ARCH CHEMICALS INCORPORATED                                     415,066
18,340   ARQULE INCORPORATED+                                            108,940
16,846   CAMBREX CORPORATION                                             453,157
 9,485   CIMA LABS INCORPORATED+                                         298,113
18,826   DIAGNOSTIC PRODUCTS CORPORATION                                 815,166
21,400   GEORGIA GULF CORPORATION                                        645,210
18,611   HB FULLER COMPANY                                               529,297
22,666   IDEXX LABORATORIES INCORPORATED+                              1,289,015
12,855   IMMUCOR INCORPORATED+                                           232,933
19,779   MACDERMID INCORPORATED                                          696,023
36,325   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                    1,453,000
22,886   MGI PHARMA INCORPORATED+                                      1,401,996
 9,105   NATURES SUNSHINE PRODUCTS INCORPORATED                          135,118
43,579   NBTY INCORPORATED+                                            1,620,267
14,710   NOVEN PHARMACEUTICALS INCORPORATED+                             315,824
18,519   OM GROUP INCORPORATED+                                          562,978
26,132   OMNOVA SOLUTIONS INCORPORATED+                                  137,193
17,054   PAREXEL INTERNATIONAL CORPORATION+                              304,755
 5,706   PENFORD CORPORATION                                              95,062
59,925   POLYONE CORPORATION+                                            398,501
 6,255   QUAKER CHEMICAL CORPORATION                                     158,877
11,412   SURMODICS INCORPORATED+                                         227,213
20,828   WELLMAN INCORPORATED                                            173,914

                                                                      13,132,613
                                                                     -----------

COAL MINING - 0.35%
49,211   MASSEY ENERGY COMPANY                                         1,086,087
                                                                     -----------

COMMUNICATIONS - 1.20%
23,669   ANIXTER INTERNATIONAL INCORPORATED+                             668,649
15,023   AUDIOVOX CORPORATION CLASS A+                                   300,460
12,096   BOSTON COMMUNICATIONS GROUP INCORPORATED+                       143,338
36,794   GENERAL COMMUNICATION INCORPORATED CLASS A+                     334,825
24,615   GLOBAL PAYMENTS INCORPORATED                                  1,109,644

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

COMMUNICATIONS (continued)
15,064   J2 GLOBAL COMMUNICATIONS INCORPORATED+                      $   339,844
27,912   WEBEX COMMUNICATIONS INCORPORATED+                              829,824

                                                                       3,726,584
                                                                     -----------

COMPUTERS-INTERGRATED SYSTEMS - 0.08%
20,976   AGILYSYS INCORPORATED                                           249,614
                                                                     -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.20%
 9,820   EMCOR GROUP INCORPORATED+                                       360,394
17,280   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                   270,086

                                                                         630,480
                                                                     -----------

DEPOSITORY INSTITUTIONS - 7.82%
14,978   ANCHOR BANCORP WISCONSIN INCORPORATED                           382,688
19,530   BANKUNITED FINANCIAL CORPORATION CLASS A+                       580,041
15,893   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                  445,004
38,417   BROOKLINE BANCORP INCORPORATED                                  612,751
23,984   CHITTENDEN CORPORATION                                          791,472
27,539   COMMERCIAL FEDERAL CORPORATION                                  760,076
25,085   DIME COMMUNITY BANCSHARES                                       510,480
18,241   DOWNEY FINANCIAL CORPORATION                                    964,949
15,864   EAST WEST BANCORP INCORPORATED                                  888,384
26,132   FIRST BANCORP PUERTO RICO                                     1,087,091
30,421   FIRST MIDWEST BANCORP INCORPORATED                            1,038,573
 9,497   FIRST REPUBLIC BANK                                             366,204
11,111   FIRSTFED FINANCIAL CORPORATION+                                 512,550
39,485   FLAGSTAR BANCORP INCORPORATED                                 1,012,790
25,763   GOLD BANC CORP INCORPORATED                                     419,937
29,264   HUDSON UNITED BANCORP                                         1,113,495
18,322   IRWIN FINANCIAL CORPORATION                                     494,328
21,548   MAF BANCORP INCORPORATED                                        936,476
16,019   PROVIDENT BANKSHARES CORPORATION                                502,676
41,492   REPUBLIC BANCORP INCORPORATED                                   583,378
18,694   RIGGS NATIONAL CORPORATION                                      321,724
16,811   SEACOAST FINANCIAL SERVICES CORPORATION                         563,169
38,535   SOUTH FINANCIAL GROUP INCORPORATED                            1,140,251
22,392   SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                  844,850
38,381   STATEN ISLAND BANCORP INCORPORATED                              954,919
29,000   STERLING BANCSHARES INCORPORATED TEXAS                          388,310
26,014   SUSQUEHANNA BANCSHARES INCORPORATED                             666,739
48,629   TRUSTCO BANK CORPORATION NY                                     654,546
29,412   UCBH HOLDINGS INCORPORATED                                    1,177,657
18,544   UMPQUA HOLDINGS CORPORATION                                     374,403
28,723   UNITED BANKSHARES INCORPORATED                                  876,052
21,988   WAYPOINT FINANCIAL CORPORATION                                  589,718
26,379   WHITNEY HOLDING CORPORATION                                   1,101,059
12,871   WINTRUST FINANCIAL CORPORATION                                  625,917

                                                                      24,282,657
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

DURABLE GOODS - CONSUMER - 0.08%
17,576   STURM RUGER & COMPANY INCORPORATED                          $   237,452
                                                                     -----------

EATING & DRINKING PLACES - 2.29%
25,287   CEC ENTERTAINMENT INCORPORATED+                                 877,459
13,923   IHOP CORPORATION                                                479,508
23,699   JACK IN THE BOX INCORPORATED+                                   591,764
17,989   LANDRY'S RESTAURANTS INCORPORATED                               536,612
13,805   LONE STAR STEAKHOUSE & SALOON INCORPORATED                      402,968
13,822   O'CHARLEY'S INCORPORATED+                                       252,251
16,632   P.F. CHANG'S CHINA BISTRO INCORPORATED+                         836,756
11,744   PAPA JOHNS INTERNATIONAL INCORPORATED+                          397,417
21,985   RARE HOSPITALITY INTERNATIONAL INCORPORATED+                    610,084
27,614   RYAN'S FAMILY STEAK HOUSES INCORPORATED+                        472,476
25,737   SONIC CORPORATION+                                              882,264
17,882   STEAK N SHAKE COMPANY+                                          344,229
38,696   TRIARC COMPANIES INCORPORATED CLASS B                           424,108

                                                                       7,107,896
                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 3.76%
 9,929   AMERICAN STATES WATER COMPANY                                   242,268
33,864   ATMOS ENERGY CORPORATION                                        865,903
31,556   AVISTA CORPORATION                                              597,040
 7,308   CASCADE NATURAL GAS CORPORATION                                 159,241
 7,801   CENTRAL VERMONT PUBLIC SERVICE                                  175,523
10,294   CH ENERGY GROUP INCORPORATED                                    505,332
30,868   CLECO CORPORATION                                               587,418
31,454   EL PASO ELECTRIC COMPANY+                                       435,323
23,607   ENERGEN CORPORATION                                             973,789
 3,265   GREEN MOUNTAIN POWER CORPORATION                                 84,466
12,507   LACLEDE GROUP INCORPORATED                                      378,962
17,929   NEW JERSEY RESOURCES                                            677,716
16,889   NORTHWEST NATURAL GAS COMPANY                                   527,781
10,464   NUI CORPORATION                                                 176,946
24,852   PIEDMONT NATURAL GAS COMPANY                                  1,049,251
47,736   SOUTHERN UNION COMPANY+                                         904,597
22,230   SOUTHWEST GAS CORPORATION                                       520,182
32,922   UGI CORPORATION                                               1,083,792
 9,447   UIL HOLDINGS CORPORATION                                        455,062
21,994   UNISOURCE ENERGY CORPORATION                                    540,393
18,600   WASTE CONNECTIONS INCORPORATED+                                 740,280

                                                                      11,681,265
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.46%
16,561   ACTEL CORPORATION+                                              374,775
27,402   ACUITY BRANDS INCORPORATED                                      654,360
71,252   ADAPTEC INCORPORATED+                                           624,168
21,285   ADVANCED ENERGY INDUSTRIES INCORPORATED+                        434,001
48,433   AEROFLEX INCORPORATED+                                          651,908

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (continued)
22,973   ALLIANCE SEMICONDUCTOR CORPORATION+                          $  174,825
19,126   AO SMITH CORPORATION                                            553,698
15,451   APPLICA INCORPORATED+                                           173,669
25,297   ARTESYN TECHNOLOGIES INCORPORATED+                              240,827
20,225   ATMI INCORPORATED+                                              532,322
21,415   BALDOR ELECTRIC COMPANY                                         492,117
 7,276   BEL FUSE INCORPORATED CLASS B                                   238,216
26,562   BENCHMARK ELECTRONICS INCORPORATED+                             836,172
16,657   C&D TECHNOLOGIES INCORPORATED                                   278,338
27,612   C-COR.NET CORPORATION+                                          387,120
27,422   CABLE DESIGN TECHNOLOGIES+                                      259,961
 8,436   CATAPULT COMMUNICATIONS CORPORATION+                            150,405
21,481   CHECKPOINT SYSTEMS INCORPORATED+                                405,991
11,739   CONCORD COMMUNICATIONS INCORPORATED+                            169,159
23,560   CTS CORPORATION                                                 307,222
17,452   CUBIC CORPORATION                                               453,752
23,558   CYMER INCORPORATED+                                             909,574
13,905   DIONEX CORPORATION+                                             734,184
18,723   DSP GROUP INCORPORATED+                                         481,743
11,884   DUPONT PHOTOMASKS INCORPORATED+                                 276,422
18,259   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                     429,817
25,385   ESS TECHNOLOGY INCORPORATED+                                    372,144
26,707   EXAR CORPORATION+                                               494,079
45,608   HARMONIC INCORPORATED+                                          440,117
17,049   HELIX TECHNOLOGY CORPORATION                                    413,438
17,003   HUTCHINSON TECHNOLOGY INCORPORATED+                             477,104
16,452   INTER-TEL INCORPORATED                                          494,547
18,596   MAGNETEK INCORPORATED+                                          140,586
13,834   MERCURY COMPUTER SYSTEMS INCORPORATED+                          352,767
23,364   METHODE ELECTRONICS                                             301,396
38,621   MICORSEMI CORPORATION+                                          528,335
16,979   MOOG INCORPORATED CLASS A+                                      579,323
 4,452   NATIONAL PRESTO INDUSTRIES INCORPORATED                         172,560
12,921   PARK ELECTROCHEMICAL CORPORATION                                326,901
16,471   PERICOM SEMICONDUCTOR+                                          189,087
21,218   PHOTRONICS INCORPORATED+                                        376,407
19,685   POWER INTEGRATIONS INCORPORATED+                                577,361
16,349   REGAL-BELOIT CORPORATION                                        326,653
10,568   ROGERS CORPORATION+                                             564,014
 7,326   SALTON INCORPORATED+                                             68,645
 9,884   SBS TECHNOLOGIES INCORPORATED+                                  152,807
97,372   SKYWORKS SOLUTIONS INCORPORATED+                              1,135,358
11,750   STANDARD MICROSYSTEMS CORPORATION+                              313,020
 8,385   SUPERTEX INCORPORATED+                                          139,862
28,931   SYMMETRICOM INCORPORATED+                                       259,511
26,307   TECHNITROL INCORPORATED+                                        494,572
13,925   THREE-FIVE SYSTEMS INCORPORATED+                                 91,209
 8,872   TOLLGRADE COMMUNICATIONS INCORPORATED+                          141,597

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (continued)
23,537   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+     $   988,554
17,216   VIASAT INCORPORATED+                                            428,334
27,343   VICOR CORPORATION+                                              335,499
18,252   ZIX CORPORATION+                                                266,114

                                                                      23,166,647
                                                                     -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
   & RELATED SERVICES - 2.15%
20,902   AMERICAN HEALTHCORP+                                            510,427
12,772   CDI CORPORATION                                                 412,280
27,295   KROLL INCORPORATED+                                             732,871
14,296   MAXMUS INCORPORATED+                                            500,360
36,691   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+              1,093,025
40,223   PRG-SCHULTZ INTERNATIONAL INCORPORATED+                         176,981
36,120   REGENERON PHARMACEUTICAL INCORPORATED+                          490,510
35,688   TETRA TECH INCORPORATED+                                        765,864
21,953   URS CORPORATION+                                                631,807
54,981   US ONCOLOGY INCORPORATED+                                       812,619
21,487   WATSON WYATT & COMPANY HOLDINGS+                                542,332

                                                                       6,669,076
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
   & TRANSPORTATION EQUIPMENT - 1.88%
25,282   ALLIANT TECHSYSTEMS INCORPORATED+                             1,375,341
23,805   APTARGROUP INCORPORATED                                         914,112
 4,133   BUTLER MANUFACTURING COMPANY+                                    92,786
18,611   COMMERCIAL METALS COMPANY                                       592,574
19,800   ESCROW MASOTECH INCORPORATED+                                         0
19,317   GRIFFON CORPORATION+                                            417,247
 9,316   MATERIAL SCIENCES CORPORATION+                                  102,476
 9,371   MOBILE MINI INCORPORATED+                                       162,118
39,704   SHAW GROUP INCORPORATED+                                        430,391
15,851   SIMPSON MANUFACTURING COMPANY INCORPORATED                      775,906
36,775   TOWER AUTOMOTIVE INCORPORATED                                   185,346
15,525   VALMONT INDUSTRIES INCORPORATED                                 310,190
20,681   WATTS WATER TECHNOLOGIES INCORPORATED                           483,729

                                                                       5,842,216
                                                                     -----------
FINANCE COMPANIES - 0.05%
15,784   REWARDS NETWORK INCORPORATED+                                   157,840
                                                                     -----------
FOOD & KINDRED PRODUCTS - 1.07%
11,751   AMERICAN ITALIAN PASTA COMPANY CLASS A                          469,217
23,578   CORN PRODUCTS INTERNATIONAL INCORPORATED                        943,120
29,503   FLOWERS FOODS INCORPORATED                                      774,159
 5,748   J & J SNACK FOODS CORPORATION+                                  259,695
19,043   LANCE INCORPORATED                                              312,115
18,996   RALCORP HOLDINGS INCORPORATED+                                  578,048

                                                                       3,336,354
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

FOOD STORES - 0.31%
25,157   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+           $  194,715
19,668   PANERA BREAD COMPANY+                                           765,479

                                                                         960,194
                                                                      ----------
FURNITURE & FIXTURES - 0.81%
 7,604   BASSETT FURNITURE INDUSTRIES INCORPORATED                       150,787
24,353   ETHAN ALLEN INTERIORS INCORPORATED                            1,004,805
34,344   LA-Z-BOY INCORPORATED                                           747,325
21,974   SELECT COMFORT CORPORATION+                                     606,263

                                                                       2,509,180
                                                                      ----------
GENERAL MERCHANDISE STORES - 0.59%
32,569   CASEY'S GENERAL STORES                                          540,645
25,532   FRED'S INCORPORATED                                             619,662
19,082   SHOPKO STORES INCORPORATED+                                     278,979
27,255   STEIN MART INCORPORATED+                                        376,119

                                                                       1,815,405
                                                                      ----------
HEALTH SERVICES - 2.88%
31,465   ACCREDO HEALTH INCORPORATED+                                  1,198,816
19,646   AMSURG CORPORATION+                                             446,149
20,849   CROSS COUNTRY HEALTHCARE INCORPORATED+                          347,136
15,170   CRYOLIFE INCORPORATED+                                           90,262
 8,379   CURATIVE HEALTH SERVICES INCORPORATED+                          112,279
19,617   ENZO BIOCHEM INCORPORATED+                                      330,154
42,317   HOOPER HOLMES INCORPORATED                                      264,058
21,293   NAUTILUS GROUP INCORPORATED                                     335,365
23,702   ODYSSEY HEALTHCARE INCORPORATED+                                446,783
32,745   ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                    258,686
15,361   PEDIATRIX MEDICAL GROUP INCORPORATED+                           967,743
31,827   PROVINCE HEALTHCARE COMPANY+                                    506,049
10,528   REHABCARE GROUP INCORPORATED+                                   209,297
29,674   RENAL CARE GROUP INCORPORATED+                                1,357,882
 6,454   ROTO-ROOTER INCORPORATED                                        326,250
18,071   SIERRA HEALTH SERVICES INCORPORATED+                            657,784
13,218   SUNRISE SENIOR LIVING INCORPORATED+                             473,865
17,910   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+            607,865

                                                                       8,936,423
                                                                      ----------
HOLDING & OTHER INVESTMENT OFFICES - 2.46%
 8,764   4KIDS ENTERTAINMENT INCORPORATED+                               196,051
22,981   CAPITAL AUTOMOTIVE                                              811,459
17,109   COLONIAL PROPERTIES TRUST                                       698,047
32,658   COMMERCIAL NET LEASE REALTY INCORPORATED                        644,996
24,513   COMMUNITY FIRST BANKSHARES INCORPORATED                         787,848
14,884   ESSEX PROPERTY TRUST INCORPORATED                               974,902
18,609   GABLES RESIDENTIAL TRUST                                        674,576
20,424   GLENBOROUGH REALTY TRUST INCORPORATED                           456,476

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

HOLDING & OTHER INVESTMENT OFFICES (continued)
21,685   HEADWATERS INCORPORATED+                                     $  555,570
18,320   KILROY REALTY CORPORATION                                       650,360
29,808   SHURGARD STORAGE CENTERS INCORPORATED                         1,189,339

                                                                       7,639,624
                                                                      ----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.16%
17,348   BELL MICROPRODUCTS INCORPORATED+                                124,906
14,247   COST PLUS INCORPORATED+                                         594,812
16,218   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                      476,160
15,553   GUITAR CENTER INCORPORATED+                                     577,638
14,488   HAVERTY FURNITURE COMPANIES INCORPORATED                        308,305
29,238   LINENS `N THINGS INCORPORATED+                                1,035,318
21,334   MOVIE GALLERY INCORPORATED                                      417,933
 9,630   ULTIMATE ELECTRONICS INCORPORATED+                               62,884

                                                                       3,597,956
                                                                      ----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
22,383   AZTAR CORPORATION+                                              548,607
19,402   MARCUS CORPORATION                                              336,625
29,212   PRIME HOSPITALITY CORPORATION+                                  332,433

                                                                       1,217,665
                                                                      ----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.59%
12,888   ASTEC INDUSTRIES INCORPORATED+                                  207,626
64,624   AXCELIS TECHNOLOGIES INCORPORATED+                              718,619
11,770   BLACK BOX CORPORATION                                           630,754
14,589   BRIGGS & STRATTON CORPORATION                                   984,320
29,028   BROOKS AUTOMATION INCORPORATED+                                 609,008
11,294   DRIL-QUIP INCORPORATED+                                         185,673
16,892   ENGINEERED SUPPORT SYSTEMS INCORPORATED                         824,161
19,866   FEDDERS CORPORATION                                             113,435
12,474   GARDNER DENVER INCORPORATED+                                    337,796
14,325   GLOBAL IMAGING SYSTEMS INCORPORATED+                            475,877
14,896   HYDRIL COMPANY+                                                 390,275
21,491   IDEX CORPORATION                                                934,429
18,430   KAYDON CORPORATION                                              507,378
33,081   KULICKE & SOFFA INDUSTRIES INCORPORATED+                        387,709
38,418   LENNOX INTERNATIONAL INCORPORATED                               712,654
 7,678   LINDSAY MANUFACTURING COMPANY                                   184,886
17,354   MANITOWOC COMPANY INCORPORATED                                  513,331
11,996   MICROS SYSTEMS INCORPORATED+                                    541,619
22,742   MILACRON INCORPORATED+                                           78,915
20,758   NYFIX INCORPORATED+                                             107,111
25,551   PAXAR CORPORATION+                                              376,877
 9,527   PLANAR SYSTEMS INCORPORATED+                                    135,569
 9,437   ROBBINS & MYERS INCORPORATED                                    203,367
 9,976   SCM MICROSYSTEMS INCORPORATED+                                   66,939
11,274   THOMAS INDUSTRIES INCORPORATED                                  355,131

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
58,363   TIMKEN COMPANY                                              $ 1,355,773
15,929   TORO COMPANY                                                    987,598
15,314   ULTRATECH INCORPORATED+                                         356,969
17,015   WATSCO INCORPORATED                                             493,435
 7,280   WOODWARD GOVERNOR COMPANY                                       464,027

                                                                      14,241,261
                                                                     -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.29%
23,481   HILB, ROGAL & HAMILTON COMPANY                                  894,626
                                                                     -----------
INSURANCE CARRIERS - 2.62%
15,899   AMERIGROUP CORPORATION+                                         726,584
13,171   CENTENE CORPORATION+                                            402,901
20,210   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                     849,224
49,597   FREMONT GENERAL CORPORATION                                   1,517,668
12,163   LANDAMERICA FINANACIAL GROUP INCORPORATED                       550,497
14,358   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                  832,764
19,159   PRESIDENTIAL LIFE CORPORATION                                   287,002
16,444   RLI CORPORATION                                                 634,738
 6,443   SCPIE HOLDINGS INCORPORATED                                      52,833
17,832   SELECTIVE INSURANCE GROUP INCORPORATED                          625,368
30,387   STEWART INFORMATION SERVICES CORPORATION                        732,990
30,249   UNITIED INSURANCE COMPANIES INCORPORATED+                       446,475
12,289   ZENITH NATIONAL INSURANCE CORPORATION                           481,729

                                                                       8,140,773
                                                                     -----------
LEATHER & LEATHER PRODUCTS - 0.43%
11,752   BROWN SHOE COMPANY INCORPORATED                                 428,125
14,181   GENESCO INCORPORATED+                                           328,716
23,153   K-SWISS INCORPORATED                                            566,554

                                                                       1,323,395
                                                                     -----------
LEGAL SERVICES - 0.09%
11,309   PRE-PAID LEGAL SERVICES INCORPORATED+                           276,844
                                                                     -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.48%
45,462   CHAMPION ENTERPRISES INCORPORATED+                              481,897
10,146   COACHMEN INDUSTRIES INCORPORATED                                169,235
 7,816   DELTIC TIMBER CORPORATION                                       277,312
 5,480   SKYLINE CORPORATION                                             211,364
11,618   UNIVERSAL FOREST PRODUCTS                                       358,531

                                                                       1,498,339
                                                                     -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.75%

19,205   ADVANCED MEDICAL OPTICS INCORPORATED+                           468,602
21,599   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                 572,373
 8,828    ANALOGIC CORPORATION                                           401,586
18,402   ARMOR HOLDINGS INCORPORATED+                                    609,106

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
13,527   ARTHROCARE CORPORATION+                                      $  312,609
 9,626   BEI TECHNOLOGIES INCORPORATED                                   216,200
10,167   BIOSITE INCORPORATED+                                           325,039
19,643   COHERENT INCORPORATED+                                          516,414
13,995   COHU INCORPORATED                                               261,007
18,580   CONCORD CAMERA CORPORATION+                                     116,682
18,973   CONMED CORPORATION+                                             560,462
20,954   COOPER COMPANIES INCORPORATED                                 1,131,516
11,050   CUNO INCORPORATED+                                              495,924
 9,658   DATASCOPE CORPORATION                                           339,382
17,606   DRS TECHNOLOGIES INCORPORATED+                                  492,616
12,892   EDO CORPORATION                                                 310,439
13,757   ESTERLINE TECHNOLOGIES CORPORATION+                             341,861
21,643   FEI COMPANY+                                                    472,900
21,637   FLIR SYSTEMS INCORPORATED+                                      824,802
30,396   FOSSIL INCORPORATED+                                          1,013,707
16,260   HAEMONETICS CORPORATION MASSACHUSETTS+                          511,377
13,183   HOLOGIC INCORPORATED+                                           266,956
 8,915   ICU MEDICAL INCORPORATED+                                       270,749
22,887   INAMED CORPORATION+                                           1,219,419
33,470   INPUT OUTPUT INCORPORATED+                                      259,392
17,732   INTEGRA LIFESCIENCES HOLDINGS+                                  542,954
10,919   INTERMAGNETICS GENERAL CORPORATION+                             289,353
20,269   INVACARE CORPORATION                                            914,943
11,050   INVISION TECHNOLOGIES INCORPORATED+                             548,854
14,744   IONICS INCORPORATED+                                            418,730
13,424   ITRON INCORPORATED+                                             249,821
10,420   KEITHLEY INSTRUMENTS INCORPORATED                               215,798
45,757   KOPIN CORPORATION+                                              264,475
13,053   MEADE INSTRUMENTS CORPORATION+                                   52,734
28,593   MENTOR CORPORATION                                              860,649
16,817   MERIT MEDICAL SYSTEMS INCORPORATED+                             363,920
11,169   OSTEOTECH INCORPORATED+                                          72,040
10,784   PHOTON DYNAMICS INCORPORATED+                                   351,882
44,369   PINNACLE SYSTEMS INCORPORATED+                                  400,652
17,152   POLYMEDICA CORPORATION                                          460,017
11,608   POSSIS MEDICAL INCORPORATED+                                    326,533
21,950   RESMED INCORPORATED+                                            991,921
22,458   RESPIRONICS INCORPORATED+                                     1,213,181
23,523   ROPER INDUSTRIES INCORPORATED                                 1,134,985
10,742   RUDOLPH TECHNOLOGIES INCORPORATED+                              201,198
20,877   SOLA INTERNATIONAL INCORPORATED+                                485,390
25,089   SYBRON DENTAL SPECIALTIES INCORPORATED+                         683,675
26,830   TECHNE CORPORATION+                                           1,094,932
21,195   TELEDYNE TECHNOLOGIES INCORPORATED+                             396,347
19,553   THERAGENICS CORPORATION+                                        105,195
32,380   TRIMBLE NAVIGATION LIMITED+                                     742,473
19,131   VEECO INSTRUMENTS INCORPORATED+                                 536,625

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (continued)
19,746   VIASYS HEALTHCARE INCORPORATED+                             $   446,655
 8,442   VITAL SIGNS INCORPORATED                                        284,749
13,420   X-RITE INCORPORATED                                             199,824

                                                                      27,161,625
                                                                     -----------

MEDICAL EQUIPMENT & SUPPLIES - 0.16%
13,832   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                    501,825
                                                                     -----------

MEMBERSHIP ORGANIZATIONS - 0.13%
14,241   JO ANN STORES INCORPORATED+                                     399,460
                                                                     -----------

METAL MINING - 0.14%
6,858    CLEVELAND CLIFFS INCORPORATED+                                  448,719
                                                                     -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS -
  0.38%
28,152   FLORIDA ROCK INDUSTRIES INCORPORATED                          1,186,607
                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
 9,808   AT CROSS COMPANY CLASS A+                                        63,948
12,283   DAKTRONICS INCORPORATED+                                        277,227
16,373   JAKKS PACIFIC INCORPORATED+                                     245,595
21,675   K2 INCORPORATED+                                                347,450
10,614   LYDALL INCORPORATED+                                            108,263
13,488   RUSS BERRIE AND COMPANY INCORPORATED                            472,080
10,761   SHUFFLE MASTER INCORPORATED+                                    500,279
 7,984   STANDEX INTERNATIONAL CORPORATION                               215,568

                                                                       2,230,410
                                                                     -----------

MISCELLANEOUS RETAIL - 0.77%
11,967   ACTION PERFORMANCE COMPANIES INCORPORATED                       182,736
18,468   CASH AMERICA INTERNATIONAL INCORPORATED                         425,687
15,943   DUANE READE INCORPORATED+                                       270,075
12,273   HANCOCK FABRICS INCORPORATED DELEWARE                           195,018
13,002   J JILL GROUP INCORPORATED+                                      266,801
16,991   ZALE CORPORATION+                                             1,045,796

                                                                       2,386,113
                                                                     -----------

MOTION PICTURES - 0.30%
20,068   AVID TECHNOLOGY INCORPORATED+                                   925,737
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.32%
16,303   ARKANSAS BEST CORPORATION                                       436,757
14,002   FORWARD AIR CORPORATION+                                        460,246
32,657   HEARTLAND EXPRESS INCORPORATED                                  743,926
19,387   LANDSTAR SYSTEM INCORPORATED+                                   793,704
17,912   USF CORPORATION                                                 612,949
31,089   YELLOW ROADWAY CORPORATION+                                   1,046,767

                                                                       4,094,349
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.49%
12,177   FINANCIAL FEDERAL CORPORATION+                              $   407,077
23,003   NEW CENTURY FINANCIAL CORPORATION                             1,117,026

                                                                       1,524,103
                                                                     -----------

NON-DURABLE GOODS - CONSUMER - 0.09%
25,694   STRIDE RITE CORPORATION                                         272,613
                                                                     -----------

OIL & GAS EXTRACTION - 4.38%
 9,047   ATWOOD OCEANICS INCORPORATED+                                   321,983
21,222   CABOT OIL AND GAS CORPORATION                                   648,544
24,645   CAL DIVE INTERNATIONAL INCORPORATED+                            636,580
27,195   CIMAREX ENERGY COMPANY+                                         785,936
28,098   EVERGREEN RESOURCES INCORPORATED+                               965,166
12,748   NUEVO ENERGY COMPANY+                                           415,075
15,872   OCEANEERING INTERNATIONAL INCORPORATED+                         483,302
44,571   PATINA OIL & GAS CORPORATION                                  1,169,989
15,414   PLAINS RESOURCES INCORPORATED+                                  280,227
 8,432   PRIMA ENERGY CORPORATION+                                       291,326
17,558   REMINGTON OIL & GAS CORPORATION+                                346,771
12,207   SEACOR SMIT INCORPORATED+                                       501,464
23,485   SOUTHWESTERN ENERGY COMPANY+                                    566,458
21,732   SPINNAKER EXPLORATION COMPANY+                                  780,613
18,510   ST MARY LAND & EXPLORATION COMPANY                              618,789
17,237   STONE ENERGY CORPORATION+                                       852,542
17,924   SWIFT ENERGY COMPANY+                                           337,867
14,306   TETRA TECH INCORPORATED+                                        373,816
29,780   TOM BROWN INCORPORATED+                                       1,119,728
28,460   UNIT CORPORATION+                                               780,373
22,028   VERITAS DGC INCORPORATED+                                       455,980
41,976   VINTAGE PETROLEUM INCORPORATED                                  615,368
17,822   W-H ENERGY SERVICES INCORPORATED+                               257,884

                                                                      13,605,781
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.76%
24,209   BUCKEYE TECHNOLOGIES INCORPORATED                               250,805
18,384   CARAUSTAR INDUSTRIES INCORPORATED+                              214,174
12,469   CHESAPEAKE CORPORATION                                          297,635
10,216   POPE & TALBOT INCORPORATED                                      175,613
22,934   ROCK-TENN COMPANY CLASS A                                       330,708
 9,646   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                   311,566
18,592   STANDARD REGISTER COMPANY                                       298,030
33,672   WAUSAU-MOSINEE PAPER CORPORATION                                474,438

                                                                       2,352,969
                                                                     -----------

PERSONAL SERVICES - 0.31%
 5,777   ANGELICA CORPORATION                                            131,889
13,865   COINSTAR INCORPORATED+                                          220,037

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

PERSONAL SERVICES (continued)
 5,263   CPI CORPORATION                                             $   100,155
13,617   G & K SERVICES INCORPORATED CLASS A                             506,825

                                                                         958,906
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.34%
12,823   ELKCORP                                                         347,375
17,088   FRONTIER OIL CORPORATION                                        331,166
11,102   WD-40 COMPANY                                                   388,570

                                                                       1,067,111
                                                                     -----------

PHARMACEUTICALS - 0.05%
38,891   SAVIENT PHARMACEUTICALS INCORPORATED+                           147,008
                                                                     -----------

PRIMARY METAL INDUSTRIES - 2.09%
16,840   BELDEN INCORPORATED                                             319,455
10,915   BRUSH ENGINEERED MATERIALS INCORPORATED+                        221,247
14,661   CARPENTER TECHNOLOGY CORPORATION                                482,054
13,847   CENTURY ALUMINUM COMPANY+                                       390,901
10,457   COMMONWEALTH INDUSTRIES+                                         76,441
13,527   CURTISS-WRIGHT CORPORATION                                      634,011
10,058   IMCO RECYCLING INCORPORATED+                                     94,746
18,702   LONE STAR TECHNOLOGIES INCORPORATED+                            330,464
27,404   MAVERICK TUBE CORPORATION+                                      645,364
22,806   MUELLER INDUSTRIES INCORPORATED                                 775,176
10,596   QUANEX CORPORATION                                              450,224
13,610   RTI INTERNATIONAL METALS INCORPORATED+                          215,446
31,420   STEEL DYNAMICS INCORPORATED+                                    778,588
 8,037   STEEL TECHNOLOGIES INCORPORATED                                 155,275
13,783   TEXAS INDUSTRIES INCORPORATED                                   498,255
24,986   TREDEGAR CORPORATION                                            365,545
 8,019   WOLVERINE TUBE INCORPORATED+                                     67,279

                                                                       6,500,471
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.68%
22,146   BOWNE & COMPANY INCORPORATED                                    378,697
 8,812   CONSOLIDATED GRAPHICS INCORPORATED+                             338,821
13,634   INFORMATION HOLDINGS INCORPORATED+                              281,133
18,096   JOHN H HARLAND COMPANY                                          563,148
 8,685   NEW ENGLAND BUSINESS SERVICE INCORPORATED                       293,987
 9,429   THOMAS NELSON INCORPORATED                                      256,657

                                                                       2,112,443
                                                                     -----------

RAILROAD TRANSPORTATION - 0.18%
40,543   KANSAS CITY SOUTHERN+                                           563,548
                                                                     -----------

REAL ESTATE - 0.21%
8,568    MERITAGE CORPORATION+                                           636,174
                                                                     -----------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
30,823   LEXINGTON CORPORATE PROPERTIES TRUST                            671,633
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
19,650   A SCHULMAN INCORPORATED                                      $  386,123
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.43%
30,521   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                       466,971
12,586   PIPER JAFFRAY COMPANIES INCORPORATED+                           681,532
11,198   SWS GROUP INCORPORATED                                          200,556

                                                                       1,349,059
                                                                      ----------

SOFTWARE - 0.06%
11,610   EPIQ SYSTEMS INCORPORATED+                                      190,172
                                                                      ----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
17,978   APOGEE ENTERPRISES INCORPORATED                                 221,669
10,371   CARBO CERAMICS INCORPORATED                                     652,854
 8,878   LIBBEY INCORPORATED                                             230,207

                                                                       1,104,730
                                                                      ----------

TELEPHONE SERVICES - 0.21%
15,653   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                641,930
                                                                      ----------

TEXTILE MILL PRODUCTS - 0.63%
21,749   ALBANY INTERNATIONAL CORPORATION CLASS A                        584,831
33,537   INTERFACE INCORPORATED+                                         266,619
10,575   OXFORD INDUSTRIES INCORPORATED                                  488,459
25,739   WOLVERINE WORLD WIDE INCORPORATED                               621,082

                                                                       1,960,991
                                                                      ----------

TRANSPORTATION BY AIR - 0.73%
29,608   ATLANTIC COAST AIRLINES+                                        215,250
30,924   EGL INCORPORATED+                                               555,395
23,204   FRONTIER AIRLINES INCORPORATED+                                 241,786
20,734   MESA AIR GROUP INCORPORATED+                                    171,263
14,751   OFFSHORE LOGISTICS INCORPORATED+                                340,011
37,785   SKYWEST INCORPORATED                                            726,983

                                                                       2,250,688
                                                                      ----------

TRANSPORTATION EQUIPMENT - 2.85%
20,930   AAR CORPORATION+                                                257,020
13,729   ARCTIC CAT INCORPORATED                                         349,952
16,530   CLARCOR INCORPORATED                                            729,799
25,271   FLEETWOOD ENTERPRISES INCORPORATED+                             310,328
28,891   GENCORP INCORPORATED                                            312,890
14,816   GROUP 1 AUTOMOTIVE INCORPORATED+                                536,339
10,560   HUFFY CORPORATION+                                               41,184
16,721   INTERMET CORPORATION                                             75,244
28,356   JLG INDUSTRIES INCORPORATED                                     405,491
19,002   MONACO COACH CORPORATION                                        509,254
22,893   OSHKOSH TRUCK CORPORATION                                     1,275,140
28,449   POLARIS INDUSTRIES INCORPORATED                               1,292,723
12,884   STANDARD MOTOR PRODUCTS INCORPORATED                            202,021

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

TRANSPORTATION EQUIPMENT (continued)
37,387   THOR INDUSTRIES INCORPORATED                                 $1,004,215
10,356   TRIUMPH GROUP INCORPORATED+                                     342,266
21,742   WABASH NATIONAL CORPORATION+                                    513,111
22,131   WINNEBAGO INDUSTRIES INCORPORATED                               689,823

                                                                       8,846,800
                                                                      ----------

TRANSPORTATION SERVICES - 0.06%
16,338   PEGASUS SOLUTIONS INCORPORATED+                                 190,828
                                                                      ----------

US GOVERNMENT - 0.14%
20,935   MANTECH INTERNATIONAL CORPORATION CLASS A+                      428,958
                                                                      ----------

WATER TRANSPORTATION - 0.17%
15,841   KIRBY CORPORATION+                                              535,267
                                                                      ----------

WHOLESALE TRADE NON-DURABLE GOODS - 2.22%
12,445   ADVANCED MARKETING SERVICES INCORPORATED                        123,205
29,469   DIMON INCORPORATED                                              209,230
 9,071   ENESCO GROUP INCORPORATED+                                      104,316
23,101   HAIN CELESTIAL GROUP INCORPORATED+                              510,301
12,616   INTERNATIONAL MULTIFOODS CORPORATION                            311,868
24,251   MEN'S WEARHOUSE INCORPORATED+                                   644,349
19,690   MYERS INDUSTRIES INCORPORATED                                   242,187
 7,903   NASH FINCH COMPANY                                              187,143
29,929   PERFORMANCE FOOD GROUP COMPANY+                               1,028,061
28,375   PRIORITY HEALTHCARE CORPORATION CLASS B+                        604,104
12,316   SCHOOL SPECIALTY INCORPORATED+                                  438,080
24,360   TRACTOR SUPPLY COMPANY+                                         943,219
12,767   UNITED NATURAL FOODS INCORPORATED+                              613,965
22,056   UNITED STATIONERS INCORPORATED+                                 928,558

                                                                       6,888,586
                                                                      ----------

WHOLESALE TRADE-DURABLE GOODS - 2.66%
10,319   AM CASTLE & COMPANY+                                             93,284
12,665   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                    287,749
15,005   BARNES GROUP INCORPORATED                                       418,489
 8,702   BUILDING MATERIALS HOLDINGS CORPORATION                         152,720
 8,596   DEPARTMENT 56 INCORPORATED+                                     127,049
13,635   DIGI INTERNATIONAL INCORPORATED+                                134,577
19,540   HUGHES SUPPLY INCORPORATED                                    1,023,896
10,955   IMAGISTICS INTERNATIONAL INCORPORATED+                          482,568
30,414   INSIGHT ENTERPRISES INCORPORATED+                               585,469
14,767   KAMAN CORPORATION CLASS A                                       220,471
24,501   KNIGHT TRANSPORTATION INCORPORATED+                             587,534
 6,201   LAWSON PRODUCTS INCORPORATED                                    202,215
25,573   OWENS & MINOR INCORPORATED                                      646,997
38,649   PEP BOYS-MANNY, MOE & JACK                                    1,072,516
20,925   RELIANCE STEEL & ALUMINUM COMPANY                               735,514
16,235   RYERSON TULL INCORPORATED                                       212,516

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

WHOLESALE TRADE-DURABLE GOODS (continued)
   23,189   SCP POOL CORPORATION+                                      $864,022
   14,243   TBC CORPORATION+                                            418,317

                                                                      8,265,903
                                                                   ------------
TOTAL COMMON STOCK (COST $242,901,870)                              298,515,337
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 26.38%
            COLLATERAL FOR SECURITY LENDING                          81,879,447

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $81,879,447)           81,879,447
                                                                   ------------

PRINCIPAL   SECURITY NAME          INTEREST RATE   MATURITY DATE       VALUE

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
    1,632   TIMCO AVIATION
               SERVICES
               INCORPORATED&(A)        0.00%                              8,161
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES (COST $53)                                  8,161
                                                                   ============

SHARES      SECURITY NAME                                              VALUE

SHORT-TERM INVESTMENTS - 3.40%

MUTUAL FUND - 3.14%
9,730,045   WELLS FARGO MONEY MARKET TRUST~                           9,730,045
                                                                   ------------

PRINCIPAL   SECURITY NAME          INTEREST RATE   MATURITY DATE       VALUE

US TREASURY BILLS - 0.26%

$  40,000   US TREASURY BILL#^         0.90%          5/13/04            39,956
   75,000   US TREASURY BILL#^         0.93           5/13/04            74,918
   15,000   US TREASURY BILL#^         0.94           5/13/04            14,983
  680,000   US TREASURY BILL#^         0.95           5/13/04           679,253
   15,000   US TREASURY BILL#^         0.92           5/13/04            14,983

                                                                        824,093
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,554,138)                      10,554,138
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $335,335,508)*                         125.94%               $390,957,083
OTHER ASSETS AND LIABILITIES, NET            (25.94)                (80,529,527)
                                             ------                ------------
TOTAL NET ASSETS                             100.00%               $310,427,556
                                             ======                ============

+    NON-INCOME EARNING SECURITIES.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

COMMON STOCK - 97.11%

AGRICULTURAL SERVICES - 1.01%
  236,900   VCA ANTECH INCORPORATED+                                $  8,440,747
                                                                    ------------

AMUSEMENT & RECREATION SERVICES - 0.95%
  256,600   GAYLORD ENTERTAINMENT COMPANY+                             7,928,940
                                                                    ------------

APPAREL & ACCESSORY STORES - 2.02%
  422,200   GYMBOREE CORPORATION+                                      7,080,294
  251,100   STAGE STORES INCORPORATED+                                 9,715,059

                                                                      16,795,353
                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 3.43%
  369,800   POLO RALPH LAUREN CORPORATION                             12,676,744
  481,200   QUIKSILVER INCORPORATED+                                  10,514,220
  955,100   SCANSOFT INC+                                              5,339,009

                                                                      28,529,973
                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.37%
  628,200   CSK AUTO CORPORATION+                                     11,376,702
                                                                    ------------

BUSINESS SERVICES - 16.73%
  457,000   ANSWERTHINK CONSULTING GROUP INCORPORATED+                 3,528,040
1,050,300   BORELAND SOFTWARE CORPORATION+                             9,536,724
  486,500   BRINK'S COMPANY                                           13,417,670
1,048,200   CNET NETWORKS INCORPORATED+                               10,827,906
  475,700   DOUBLECLICK INCORPORATED+                                  5,351,625
  403,500   ELECTRONICS FOR IMAGING INCORPORATED+                      9,913,995
  236,000   HYPERION SOLUTIONS CORPORATION+                            9,782,200
  338,600   INTEGRATED ALARM SERVICES+                                 3,220,086
  377,600   MACROMEDIA INCORPORATED+                                   7,578,432
  268,800   MAPINFO CORPORATION+                                       3,429,888
  516,200   MPS GROUP INCORPORATED+                                    5,740,144
  566,000   NETIQ CORPORATION+                                         7,901,360
  728,800   OPSWARE INCORPORATED+                                      5,509,728
  390,500   PROGRESS SOFTWARE CORPORATION+                             9,368,095
  274,600   RED HAT INCORPORATED+                                      6,277,356
  341,000   SERENA SOFTWARE INCORPORATED+                              6,939,350
  368,600   SOTHEBY'S HOLDINGS INCORPORATED+                           4,736,510
  267,800   STELLENT INCORPORATED+                                     2,000,466
  354,300   THQ INCORPORATED+                                          7,167,489
  851,500   TIBCO SOFTWARE INCORPORATED+                               6,956,755

                                                                     139,183,819
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 10.69%
  428,500   APHTON CORPORATION+                                        2,013,950
  493,600   BIOMARIN PHARMACEUTICAL INCORPORATED+                      3,711,872
  427,500   CELL THERAPEUTICS INCORPORATED+                            3,616,650
  289,000   DENDREON CORPORATION+                                      3,843,700
  194,400   DIGENE CORPORATION+                                        6,679,584

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
575,500   INDEVUS PHARMACEUTICALS INCORPORATED+                      $ 3,481,775
431,700   IVAX CORPORATION+                                            9,829,809
275,200   NBTY INCORPORATED+                                          10,231,936
320,000   NEKTAR THERAPEUTICS+                                         6,905,600
184,000   NEUROCRINE BIOSCIENCES INCORPORATED+                        10,874,400
367,300   NOVA CHEMICALS CORPORATION                                   9,215,557
253,700   NOVEN PHARMACEUTICALS INCORPORATED+                          5,446,939
214,500   UNITED THERAPEUTICS CORPORATION+                             5,111,535
210,900   VALEANT PHARMACEUTICALS INTERNATIONAL                        5,034,183
188,000   ZYMOGENETICS INCORPORATED+                                   2,904,600

                                                                      88,902,090
                                                                     -----------

COMMUNICATIONS - 1.05%
366,400   LIN TV CORPORATION CLASS A+                                  8,723,984
                                                                     -----------
DEPOSITORY INSTITUTIONS - 1.07%
279,600   ORIENTAL FINANCIAL GROUP INCORPORATED                        8,905,260
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 9.60%
550,900   ARRIS GROUP INC.+                                            5,068,280
297,700   ARTISAN COMPONENTS INCORPORATED+                             6,635,733
862,000   CHIPPAC INCORPORATED+                                        6,818,420
131,700   DSP GROUP INCORPORATED+                                      3,388,641
261,300   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                     6,540,339
514,600   INTEGRATED SILICON SOLUTION INCORPORATED+                    9,129,004
984,300   MEMC ELECTRONIC MATERIALS INCORPORATED+                      9,006,345
249,100   NOVELLUS SYSTEMS INCORPORATED+                               7,918,889
703,100   POWER-ONE INCORPORATED+                                      7,776,286
472,700   SILCON STORAGE TECHNOLOGY INCORPORATED+                      6,116,738
308,100   TEKELEC+                                                     5,111,379
151,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+      6,358,800

                                                                      79,868,854
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 7.31%
206,500   AMYLIN PHARMACEUTICALS INCORPORATED+                         4,891,985
233,600   ATRIX LABORATORIES INCORPORATED+                             5,956,800
643,400   BEARINGPOINT INCORPORATED+                                   6,897,248
209,000   CEPHALON INCORPORATED+                                      11,977,790
441,700   CORE LABORATORIES N.V.+                                      9,364,040
273,800   DIGITAS INCORPORATED+                                        2,817,402
171,000   NEUROCHEM INCORPORATED+                                      3,657,690
291,200   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+             8,674,848
777,364   UNITEDGLOBALCOM INCORPORATED+                                6,599,820

                                                                      60,837,623
                                                                     -----------

FOOD STORES - 0.60%
420,400   WILD OATS MARKETS INCORPORATED+                              4,973,332
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HEALTH SERVICES - 3.95%
322,600   COMMUNITY HEALTH SYSTEMS+                                  $ 8,977,958
541,300   ENZON PHARMACEUTICALS INCORPORATED+                          8,352,259
210,400   INVERESK RESEARCH GROUP INCORPORATED+                        5,979,568
571,000   SELECT MEDICAL CORPORATION                                   9,535,700

                                                                      32,845,485
                                                                     -----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
   CONTRACTS - 0.62%
610,000   MCDERMOTT INTERNATIONAL INCORPORATED+                        5,117,900
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.98%
157,600   4KIDS ENTERTAINMENT INCORPORATED+                            3,525,512
362,800   CAPITAL LEASE FUNDING INC.+                                  4,651,096

                                                                       8,176,608
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.53%
277,000   GAMESTOP CORPORATION CLASS A+                                4,991,540
209,200   GUITAR CENTER INCORPORATED+                                  7,769,688

                                                                      12,761,228
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.97%
113,200   ASYST TECHNOLOGIES INCORPORATED+                               931,636
504,000   ENTEGRIS INCORPORATED+                                       6,380,640
229,200   KOMAG INCORPORATED+                                          4,217,280
168,600   WATSCO INCORPORATED                                          4,889,400

                                                                      16,418,956
                                                                     -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
204,700   RADWARE LIMITED+                                             5,436,832
                                                                     -----------
INSURANCE CARRIERS - 3.29%
235,600   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY+             3,027,460
274,600   ARGONAUT GROUP INCORPORATED+                                 5,225,638
231,900   AXIS CAPITAL HOLDINGS LIMITED                                6,852,645
170,700   DIRECT GENERAL CORPORATION                                   6,179,340
 12,900   PLATINUM UNDERWRITERS HOLDINGS LIMITED                         413,445
204,500   PXRE GROUP LIMITED                                           5,713,730

                                                                      27,412,258
                                                                     -----------

MANUFACTURING - 0.28%
629,000   PARADYNE NETWORKS INC+                                       2,346,170
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.98%
186,500   BEI TECHNOLOGIES INCORPORATED                                4,188,790
346,400   CREDENCE SYSTEMS CORPORATION+                                4,115,232
238,900   FORMFACTOR INCORPORATED+                                     5,000,177
148,100   SONOSITE INCORPORATED+                                       3,158,973

                                                                      16,463,172
                                                                     -----------

MEMBERSHIP ORGANIZATIONS - 0.11%
61,400    BRIGHTPOINT INCORPORATED+                                      942,490
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

 SHARES   SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL - 2.48%
303,600   MARVEL ENTERPRISES INCORPORATED+                           $ 5,826,084
221,700   SPORTS AUTHORITY INCORPORATED+                               8,885,736
384,600   VALUEVISION MEDIA INCORPORATED+                              5,903,610

                                                                      20,615,430
                                                                     -----------

MOTION PICTURES - 1.80%
470,700   IMAX CORPORATION+                                            2,772,423
639,300   LIONS GATE ENTERTAINMENT CORPORATION+                        3,995,625
437,400   MACROVISION CORPORATION+                                     8,170,632
                                                                      14,938,680
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 3.31%
300,400   CENTRAL FREIGHT LINES INCORPORATED+                          3,950,260
393,100   OVERNITE CORPORATION                                         9,041,300
278,200   SIRVA INCORPORATED+                                          6,710,184
233,700   YELLOW ROADWAY CORPORATION+                                  7,868,679
                                                                      27,570,423
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.69%
386,200   CAPITALSOURCE INCORPORATED+                                  8,670,190
322,900   ENCORE CAPITAL GROUP INCORPORATED+                           5,363,369
                                                                      14,033,559
                                                                     -----------

OIL & GAS EXTRACTION - 1.82%
342,200   DENBURY RESOURCES INCORPORATED+                              5,769,492
290,100   PIONEER NATURAL RESOURCES                                    9,370,230
                                                                      15,139,722
                                                                     -----------

PAPER & ALLIED PRODUCTS - 1.39%
334,700   BOISE CASCADE CORPORATION                                   11,597,355
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.82%
252,000   ELKCORP                                                      6,826,680
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.75%
100,900   NUCOR CORPORATION                                            6,203,332
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.74%
222,400   BELO CORPORATION CLASS A                                     6,173,824
                                                                     -----------

RAILROAD TRANSPORTATION - 0.69%
412,600   KANSAS CITY SOUTHERN+                                        5,735,140
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.16%
271,650   JARDEN CORPORATION+                                          9,646,292
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 0.80%
940,200   INSTINET GROUP INCORPORATED+                                 6,628,410
                                                                     -----------

TEXTILE MILL PRODUCTS - 0.62%
646,200   INTERFACE INCORPORATED+                                      5,137,290
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

TRANSPORTATION BY AIR - 1.80%
   238,800   CHC HELICOPTER CORPORATION                             $  6,581,328
   436,000   SKYWEST INCORPORATED                                      8,388,640
                                                                      14,969,968
                                                                    ------------

TRANSPORTATION EQUIPMENT - 1.29%
   186,600   JLG INDUSTRIES INCORPORATED                               2,668,380
   566,200   WABTEC CORPORATION                                        8,062,688
                                                                      10,731,068
                                                                    ------------

TRANSPORTATION SERVICES - 0.59%
   221,300   PACER INTERNATIONAL INCORPORATED+                         4,877,452
                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
   224,600   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+               5,484,732
   261,100   SOURCE INTERLINK COMPANIES INCORPORATED+                  3,263,750
                                                                       8,748,482
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 3.12%
   243,100   CYTYC CORPORATION+                                        5,408,974
   175,500   HUGHES SUPPLY INCORPORATED                                9,196,200
   627,700   INGRAM MICRO INCORPORATED CLASS A+                       11,361,371
                                                                      25,966,545
                                                                    ------------

TOTAL COMMON STOCK (COST $688,070,065)                               807,927,428
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 11.70%
             COLLATERAL FOR SECURITY LENDING                          97,376,128

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $97,376,127)            97,376,128
                                                                    ------------
WARRANTS - 0.00%
    36,152   TIMCO AVIATION SERVICES INCORPORATED+(A)                        181

TOTAL WARRANTS (COST $0)                                                     181
                                                                    ------------
PRINCIPAL                          INTEREST RATE   MATURITY DATE

CORPORATE BONDS & NOTES - 0.02%
   $37,700   TIMCO AVIATION
                SERVICES
                INCORPORATED&(A)       8.00%       01/02/2007            188,501
                                                                    ------------
TOTAL CORPORATE BONDS & NOTES (COST $100)                                188,501
                                                                    ------------

SHARES    SECURITY NAME                                                 VALUE

SHORT-TERM INVESTMENTS - 3.38%

MUTUAL FUND - 3.38%
28,125,851   WELLS FARGO MONEY MARKET TRUST~                          28,125,851
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $28,125,851)                       28,125,851
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $813,572,143)*                         112.21%              $ 933,618,089
OTHER ASSETS AND LIABILITIES, NET            (12.21)               (101,599,339)
                                             ------               -------------
TOTAL NET ASSETS                             100.00%              $ 832,018,750
                                             ======               =============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 96.59%

AMUSEMENT & RECREATION SERVICES - 0.89%
114,660   GAYLORD ENTERTAINMENT COMPANY+                             $ 3,542,994
                                                                     -----------
APPAREL & ACCESSORY STORES - 2.51%
158,340   AMERICAN EAGLE OUTFITTERS INCORPORATED+                      4,268,846
162,830   CHRISTOPHER & BANKS CORPORATION                              3,437,341
107,750   TOO INCORPORATED+                                            2,257,363

                                                                       9,963,550
                                                                     -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 0.94%
205,250   RUSSELL CORPORATION                                          3,747,865
                                                                     -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.08%
169,446   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                4,281,900
                                                                     -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 2.75%
371,270   WALTER INDUSTRIES INCORPORATED                               4,432,964
258,750   WCI COMMUNITIES INCORPORATED+                                6,476,512

                                                                      10,909,476
                                                                     -----------

BUSINESS SERVICES - 6.05%
195,050   DIGITALNET HOLDINGS INCORPORATED+                            3,979,020
239,100   INTERGRAPH CORPORATION+                                      5,781,438
107,990   MARLIN BUSINESS SERVICES INCORPORATED+                       1,817,472
132,330   NCO GROUP INCORPORATED+                                      3,092,552
288,020   RENT-WAY INCORPORATED+                                       2,534,576
147,600   THQ INCORPORATED+                                            2,985,948
217,660   UNITED RENTALS INCORPORATED+                                 3,867,818

                                                                      24,058,824
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 1.08%
151,470   HB FULLER COMPANY                                            4,307,807
                                                                     -----------

COAL MINING - 1.19%
214,110   MASSEY ENERGY COMPANY                                        4,725,408
                                                                     -----------

COMMUNICATIONS - 2.87%
150,110   CT COMMUNICATIONS INCORPORATED                               2,076,021
159,240   EMMIS COMMUNICATIONS CORPORATION CLASS A+                    3,791,504
245,780   MASTEC INCORPORATED+                                         2,327,537
400,000   MEDIACOM COMMUNICATIONS CORPORATION+                         3,208,000

                                                                      11,403,062
                                                                     -----------

DEPOSITORY INSTITUTIONS - 9.72%
275,146   BROOKLINE BANCORP INCORPORATED                               4,388,579
100,160   CULLEN FROST BANKERS INCORPORATED                            4,282,842
133,650   DIME COMMUNITY BANCSHARES                                    2,719,777
 93,330   FIRST REPUBLIC BANK                                          3,598,805
319,880   GOLD BANC CORP INCORPORATED                                  5,214,044
 79,360   PFF BANCORP INCORPORATED                                     3,025,997
220,430   PROVIDENT FINANCIAL SERVICES INCORPORATED                    4,119,837

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

DEPOSITORY INSTITUTIONS (continued)
133,910   SUSQUEHANNA BANCSHARES INCORPORATED                        $ 3,432,113
189,180   TIERONE CORPORATION                                          4,443,838
168,470   UMPQUA HOLDINGS CORPORATION                                  3,401,409

                                                                      38,627,241
                                                                     -----------

EATING & DRINKING PLACES - 3.41%
755,020   CKE RESTAURANTS INCORPORATED+                                7,474,698
130,000   LANDRY'S RESTAURANTS INCORPORATED                            3,877,900
201,220   TRIARC COMPANIES INCORPORATED CLASS B                        2,205,371

                                                                      13,557,969
                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 3.24%
124,530   ALLETE INCORPORATED                                          4,369,758
197,440   ALLIANT ENERGY CORPORATION                                   5,145,286
175,500   CLECO CORPORATION                                            3,339,765

                                                                      12,854,809
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
   COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.24%
184,480   DUPONT PHOTOMASKS INCORPORATED+                              4,291,005
127,900   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+          3,073,437
370,810   GRAFTECH INTERNATIONAL LIMITED+                              5,543,610
382,590   JACUZZI BRANDS INCORPORATED+                                 3,588,694
281,470   TECHNITROL INCORPORATED+                                     5,291,636
188,250   TOLLGRADE COMMUNICATIONS INCORPORATED+                       3,004,470

                                                                      24,792,852
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 1.57%
216,800   URS CORPORATION+                                             6,239,504
                                                                     -----------

FOOD & KINDRED PRODUCTS - 2.67%
 51,800   ADOLPH COORS COMPANY CLASS B                                 3,597,510
352,140   HERCULES INCORPORATED+                                       4,042,567
131,600   PILGRIMS PRIDE CORPORATION                                   2,951,788

                                                                      10,591,865
                                                                     -----------

FOOD STORES - 0.89%
441,700   PATHMARK STORES INCORPORATED+                                3,524,766
                                                                     -----------

GENERAL MERCHANDISE STORES - 2.10%
264,930   SAKS INCORPORATED+                                           4,662,768
250,960   SHOPKO STORES INCORPORATED+                                  3,669,035

                                                                       8,331,803
                                                                     -----------

HEALTH SERVICES - 1.77%
441,330   BEVERLY ENTERPRISES INCORPORATED+                            2,824,512
136,020   TRIAD HOSPITALS INCORPORATED+                                4,192,136

                                                                       7,016,648
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HOLDING & OTHER INVESTMENT OFFICES - 10.37%
 50,860   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED               $ 3,204,180
 78,780   EASTGROUP PROPERTIES INCORPORATED                            2,796,690
205,340   EQUITY ONE INCORPORATED                                      3,946,635
330,990   FELCOR LODGING TRUST INCORPORATED+                           3,448,916
118,560   GLADSTONE CAPITAL CORPORATION                                2,666,414
167,720   GLENBOROUGH REALTY TRUST INCORPORATED                        3,748,542
 91,400   HEADWATERS INCORPORATED+                                     2,341,668
100,210   KILROY REALTY CORPORATION                                    3,557,455
150,530   LASALLE HOTEL PROPERTIES                                     3,552,508
517,770   MERISTAR HOSPITALITY CORPORATION+                            3,598,501
142,980   NATIONWIDE HEALTH PROPERTIES INCORPORATED                    3,184,165
137,460   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                    5,176,744

                                                                      41,222,418
                                                                     -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.11%
164,600   AZTAR CORPORATION+                                           4,034,346
173,300   ISLE OF CAPRI CASINOS INCORPORATED+                          4,356,762

                                                                       8,391,108
                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.47%
132,600   FLOWSERVE CORPORATION+                                       2,777,970
237,500   JOY GLOBAL INCORPORATED                                      6,666,625
108,000   ROBBINS & MYERS INCORPORATED                                 2,327,400
107,332   SPARTECH CORPORATION                                         2,672,567
284,700   WESTERN DIGITAL CORPORATION+                                 3,197,181
104,300   YORK INTERNATIONAL CORPORATION                               4,100,033

                                                                      21,741,776
                                                                     -----------
INSURANCE CARRIERS - 4.29%
107,240   AMERIGROUP CORPORATION+                                      4,900,868
171,150   ARGONAUT GROUP INCORPORATED+                                 3,256,985
142,200   PLATINUM UNDERWRITERS HOLDINGS LIMITED                       4,557,510
360,510   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                    4,326,120

                                                                      17,041,483
                                                                     -----------
LEATHER & LEATHER PRODUCTS - 0.83%
141,800    GENESCO INCORPORATED+                                       3,286,924
                                                                     -----------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 1.08%
295,880   LAIDLAW INTERNATIONAL INCORPORATED+                          4,305,054
                                                                     -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.86%
191,000   ARROW INTERNATIONAL INCORPORATED                             5,708,990
140,900   COHERENT INCORPORATED+                                       3,704,261
254,900   WHITE ELECTRONIC DESIGNS CORPORATION+                        1,949,985

                                                                      11,363,236
                                                                     -----------
MISCELLANEOUS RETAIL - 0.81%
211,300   ACTION PERFORMANCE COMPANIES INCORPORATED                    3,226,551
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.70%
195,850   QUALITY DISTRIBUTION INCORPORATED+                         $ 2,761,485
                                                                     -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.01%
153,230   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C+           4,016,158
                                                                     -----------
OIL & GAS EXTRACTION - 2.51%
330,720   BRIGHAM EXPLORATION COMPANY+                                 2,430,792
145,540   CAL DIVE INTERNATIONAL INCORPORATED+                         3,759,298
156,060   SOUTHWESTERN ENERGY COMPANY+                                 3,764,167

                                                                       9,954,257
                                                                     -----------
PAPER & ALLIED PRODUCTS - 1.40%
190,330   CARAUSTAR INDUSTRIES INCORPORATED+                           2,217,345
193,700   POPE & TALBOT INCORPORATED                                   3,329,703

                                                                       5,547,048
                                                                     -----------
PERSONAL SERVICES - 0.79%
 84,030   G & K SERVICES INCORPORATED CLASS A                          3,127,597
                                                                     -----------
PRIMARY METAL INDUSTRIES - 3.10%
209,410   LONE STAR TECHNOLOGIES INCORPORATED+                         3,700,275
 73,280   PRECISION CASTPARTS CORPORATION                              3,226,518
217,970   STEEL DYNAMICS INCORPORATED+                                 5,401,297

                                                                      12,328,090
                                                                     -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.72%
143,730   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                  2,874,600
                                                                     -----------
RAILROAD TRANSPORTATION - 0.75%
247,190   RAILAMERICA INCORPORATED+                                    2,978,640
                                                                     -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.73%
148,440   A SCHULMAN INCORPORATED                                      2,916,846
                                                                     -----------
TRANSPORTATION BY AIR - 0.80%
177,740   EGL INCORPORATED+                                            3,192,210
                                                                     -----------
TRANSPORTATION EQUIPMENT - 1.17%
170,680   AFTERMARKET TECHNOLOGY CORPORATION+                          2,507,289
 67,820   UNITED DEFENSE INDUSTRIES INCORPORATED+                      2,155,998

                                                                       4,663,287
                                                                     -----------
TRANSPORTATION SERVICES - 1.13%
202,790   GATX CORPORATION                                             4,495,854
                                                                     -----------
WHOLESALE TRADE-DURABLE GOODS - 2.99%
 39,750   BORGWARNER INCORPORATED                                      3,371,992
147,100   TECH DATA CORPORATION+                                       6,022,274
258,180   VISTEON CORPORATION                                          2,470,783

                                                                      11,865,049
                                                                     -----------
TOTAL COMMON STOCK (COST $306,718,656)                               383,778,014
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

COLLATERAL FOR SECURITIES LENDING - 15.06%
             COLLATERAL FOR SECURITY LENDING                       $ 59,830,206

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,830,206)           59,830,206
                                                                   ------------
SHORT-TERM INVESTMENTS - 3.60%

MUTUAL FUND - 3.60%
14,310,279   WELLS FARGO MONEY MARKET TRUST~                         14,310,279
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,310,279)                      14,310,279
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $380,859,141)*                115.25%                        $457,918,499
OTHER ASSETS AND LIABILITIES, NET   (15.25)                         (60,578,863)
                                    ------                         ------------
TOTAL NET ASSETS                    100.00%                        $397,339,636
                                    ======                         ============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS            STATEMENTS OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  DISCIPLINED           EQUITY                    INTERNATIONAL
                                                                       GROWTH           INCOME            INDEX          EQUITY
                                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $176,864,299   $1,827,602,820   $1,767,843,137    $452,759,201
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................     21,154,836       74,618,356      212,187,464      32,499,510
   INVESTMENTS IN AFFILIATES .................................      3,091,087        7,770,431       45,995,448      14,367,873
                                                                 ------------   --------------   --------------    ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............    201,110,222    1,909,991,607    2,026,026,049     499,626,584
                                                                 ------------   --------------   --------------    ------------
   CASH ......................................................                              0                0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........              0                0                0               0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................              0                0           98,084               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................         59,158        3,255,387        2,216,012       3,014,061
   PREPAID EXPENSES AND OTHER ASSETS .........................              0           50,563           55,849           5,143
                                                                 ------------   --------------   --------------    ------------
TOTAL ASSETS .................................................    201,169,380    1,913,297,557    2,028,395,994     502,645,788
                                                                 ------------   --------------   --------------    ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...              0                0           19,700               0
   FOREIGN TAXES PAYABLE .....................................              0                0                0          11,979
   PAYABLE FOR INVESTMENTS PURCHASED .........................              0                0                0       1,146,076
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....         39,034          876,756           85,041         389,269
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................          2,241              330              621           1,696
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................     21,154,836       74,618,356      212,187,464      32,499,510
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................         30,453                0                0               0
   TOTAL LIABILITIES .........................................     21,226,564       75,495,442      212,292,826      34,048,530
                                                                 ------------   --------------   --------------    ------------
TOTAL NET ASSETS .............................................   $179,942,816   $1,837,802,115   $1,816,103,168    $468,597,258
                                                                 ============   ==============   ==============    ============
INVESTMENT AT COST ...........................................   $181,839,905   $1,475,587,968   $1,737,628,070    $412,541,705
                                                                 ============   ==============   ==============    ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $ 20,573,355   $   72,281,114   $  204,259,945    $ 31,324,462
                                                                 ------------   --------------   --------------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES --            WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    LARGE CAP      LARGE CAP    LARGE COMPANY
                                                                 APPRECIATION          VALUE           GROWTH       OVERSEAS
                                                                    PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $ 96,584,742   $202,934,244   $3,526,173,458   $156,038,400
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................     12,213,589     37,724,746      214,294,999      7,702,520
   INVESTMENTS IN AFFILIATES .................................      2,035,360     10,690,546       33,844,662        431,711
                                                                 ------------   ------------   --------------   ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............    110,833,691    251,349,536    3,774,313,119    164,172,631
                                                                 ------------   ------------   --------------   ------------
   CASH ......................................................              0              0                0              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........              0              0                0              0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................        447,208      2,725,549                0              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................         94,317        164,718        3,429,883        889,851
   PREPAID EXPENSES AND OTHER ASSETS .........................              0              0          143,303          1,225
                                                                 ------------   ------------   --------------   ------------
TOTAL ASSETS .................................................    111,375,216    254,239,803    3,811,730,967    165,063,707
                                                                 ------------   ------------   --------------   ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...              0              0                0              0
   FOREIGN TAXES PAYABLE .....................................              5              0          358,346              0
   PAYABLE FOR INVESTMENTS PURCHASED .........................        249,788      3,740,497       33,844,662              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....         39,167         92,767        2,015,252        102,382
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................          2,219          1,325                0            800
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................     12,213,589     37,724,746      214,294,999      7,702,520
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................         58,270         15,808                0              0
TOTAL LIABILITIES ............................................     12,563,038     41,575,143      250,513,259      7,805,702
                                                                 ------------   ------------   --------------   ------------
TOTAL NET ASSETS .............................................   $ 98,812,178   $212,664,660   $3,561,217,708   $157,258,005
                                                                 ============   ============   ==============   ============
INVESTMENT AT COST ...........................................   $ 98,847,437   $234,735,036   $3,221,352,913   $142,369,774
                                                                 ============   ============   ==============   ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $ 12,139,056   $ 35,757,909   $  206,928,054   $  7,513,455
                                                                 ------------   ------------   --------------   ------------

                                                                    SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                        INDEX          GROWTH           VALUE
                                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $299,347,591    $808,116,110   $383,778,014
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................     81,879,447      97,376,128     59,830,206
   INVESTMENTS IN AFFILIATES .................................      9,730,045      28,125,851     14,310,279
                                                                 ------------    ------------   ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............    390,957,083     933,618,089    457,918,499
   CASH ......................................................              0               0              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........         69,400               0              0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................      1,718,878      13,205,625      1,845,564
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        191,668         226,353        196,515
   PREPAID EXPENSES AND OTHER ASSETS .........................              0           7,952              0
                                                                 ------------    ------------   ------------
TOTAL ASSETS .................................................    392,937,029     947,058,019    459,960,578
                                                                 ------------    ------------   ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...              0               0              0
   FOREIGN TAXES PAYABLE .....................................              0               0              0
   PAYABLE FOR INVESTMENTS PURCHASED .........................        589,133      17,089,644      2,523,507
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....         31,579         571,940        241,710
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................          2,047           1,557          1,990
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................     81,879,447      97,376,128     59,830,206
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................          7,267               0         23,529
   TOTAL LIABILITIES .........................................     82,509,473     115,039,269     62,620,942
                                                                 ------------    ------------   ------------
TOTAL NET ASSETS .............................................   $310,427,556    $832,018,750   $397,339,636
                                                                 ============    ============   ============
INVESTMENT AT COST ...........................................   $335,335,508    $813,512,143   $380,859,141
                                                                 ============    ============   ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $ 78,783,559    $ 92,665,711   $ 57,362,011
                                                                 ------------    ------------   ------------

WELLS FARGO MASTER PORTFOLIOS                        STATEMENTS OF OPERATIONS --
                                         FOR THE SIX MONTHS ENDED MARCH 31, 2004
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         DISCIPLINED         EQUITY                  INTERNATIONAL
                                                                              GROWTH         INCOME          INDEX          EQUITY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) .....................................................   $   478,286   $ 22,160,856   $ 14,839,960    $ 3,020,750
   INTEREST ..........................................................             0            652         11,478              0
   INCOME FROM AFFILIATED SECURITIES .................................        24,379         37,236        124,004         40,266
   SECURITIES LENDING INCOME .........................................         6,840         52,520         98,397         38,827
                                                                         -----------   ------------   ------------    -----------
TOTAL INVESTMENT INCOME ..............................................       509,505     22,251,264     15,073,839      3,099,843
                                                                         -----------   ------------   ------------    -----------

EXPENSES
   ADVISORY FEES .....................................................       467,159      6,868,527      1,288,928      2,428,401
   CUSTODY FEES ......................................................        12,458        183,161        171,857        242,840
   AUDIT FEES ........................................................         8,473         11,531         11,029         12,534
   LEGAL FEES ........................................................         7,551          7,551          7,551          7,551
   TRUSTEES' FEES ....................................................         3,195          3,195          3,195          3,195
   OTHER FEES AND EXPENSES ...........................................         1,290         16,325          9,783          8,159
                                                                         -----------   ------------   ------------    -----------
TOTAL EXPENSES .......................................................       500,126      7,090,290      1,492,343      2,702,680
                                                                         -----------   ------------   ------------    -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................      (289,815)    (2,010,233)    (1,072,627)      (466,799)
   NET EXPENSES ......................................................       210,311      5,080,057        419,716      2,235,881
                                                                         -----------   ------------   ------------    -----------
NET INVESTMENT INCOME (LOSS) .........................................       299,194     17,171,207     14,654,123        863,962
                                                                         -----------   ------------   ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    10,181,133     99,383,033     12,055,797     26,595,398
   FUTURE TRANSACTIONS ...............................................             0              0      2,330,796              0
                                                                         -----------   ------------   ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................    10,181,133     99,383,033     14,386,593     26,595,398
                                                                         -----------   ------------   ------------    -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     6,725,878    171,345,843    185,653,277     56,352,766
   FORWARD FOREIGN CURRENCY CONTRACTS ................................             0              0              0       (253,793)
   FUTURE TRANSACTIONS ...............................................             0              0        822,838              0
                                                                         -----------   ------------   ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS .......................................................     6,725,878    171,345,843    186,476,115     56,098,973
                                                                         ===========   ============   ============    ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    16,907,011    270,728,876    200,862,708     82,694,371
                                                                         -----------   ------------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................................   $17,206,205   $287,900,083   $215,516,831    $83,558,333
                                                                         ===========   ============   ============    ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $         0   $    101,085   $          0    $   313,225

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --                        WELLS FARGO MASTER PORTFOLIOS
FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                            LARGE CAP     LARGE CAP   LARGE COMPANY
                                                                         APPRECIATION         VALUE          GROWTH       OVERSEAS
                                                                            PORTFOLIO     PORTFOLIO       PORTFOLIO   PORTFOLIO(2)
                                                                         ------------   -----------   -------------   ------------
INVESTMENT INCOME
   DIVIDENDS (1) .....................................................   $   505,546    $ 1,889,903   $ 11,091,638    $ 1,423,910
   INTEREST ..........................................................             0              0             77          9,723
   INCOME FROM AFFILIATED SECURITIES .................................        17,321         22,529        270,831         10,517
   SECURITIES LENDING INCOME .........................................         9,645         10,256        118,296          2,396
                                                                         -----------    -----------   ------------    -----------
TOTAL INVESTMENT INCOME ..............................................       532,512      1,922,688     11,480,842      1,446,546
                                                                         -----------    -----------   ------------    -----------

EXPENSES
   ADVISORY FEES .....................................................       335,928        746,536     12,993,713        611,329
   CUSTODY FEES ......................................................         9,598         19,908        346,499         61,000
   AUDIT FEES ........................................................         9,026          6,017         11,531          5,031
   LEGAL FEES ........................................................         7,551          7,551          7,551              0
   TRUSTEES' FEES ....................................................         3,195          3,009          3,195          2,515
   OTHER FEES AND EXPENSES ...........................................         1,504         15,216         16,737            831
                                                                         -----------    -----------   ------------    -----------
TOTAL EXPENSES .......................................................       366,802        798,237     13,379,226        680,706
                                                                         -----------    -----------   ------------    -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................      (101,575)      (241,048)    (1,807,300)      (210,159)
   NET EXPENSES ......................................................       265,227        557,189     11,571,926        470,547
                                                                         -----------    -----------   ------------    -----------
NET INVESTMENT INCOME (LOSS) .........................................       267,285      1,365,499        (91,084)       975,999
                                                                         -----------    -----------   ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     8,148,894      7,056,684     56,977,127      2,355,691
   FUTURE TRANSACTIONS ...............................................             0              0              0              0
                                                                         -----------    -----------   ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................     8,148,894      7,056,684     56,977,127      2,355,691
                                                                         -----------    -----------   ------------    -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     3,182,882     21,272,044    209,165,061     21,810,624
   FORWARD FOREIGN CURRENCY CONTRACTS ................................             0              0              0              0
   FUTURE TRANSACTIONS ...............................................             0              0              0              0
                                                                         -----------    -----------   ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS .......................................................     3,182,882     21,272,044    209,165,061     21,810,624
                                                                         ===========    ===========   ============    ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    11,331,776     28,328,728    266,142,188     24,166,315
                                                                         -----------    -----------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................................   $11,599,061    $29,694,227   $266,051,104    $25,142,314
                                                                         ===========    ===========   ============    ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $       694    $         0   $    358,346    $   150,557

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

                                                                           SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                               INDEX          GROWTH           VALUE
                                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                         -----------   -------------   -------------
INVESTMENT INCOME
   DIVIDENDS (1) .....................................................   $ 1,126,536   $    693,930     $ 1,931,925
   INTEREST ..........................................................        13,944            100               0
   INCOME FROM AFFILIATED SECURITIES .................................        97,459         88,351          50,119
   SECURITIES LENDING INCOME .........................................        56,320         74,400          32,294
                                                                         -----------   ------------     -----------
TOTAL INVESTMENT INCOME ..............................................     1,294,259        856,781       2,014,338
                                                                         -----------   ------------     -----------

EXPENSES
   ADVISORY FEES .....................................................       352,217      3,526,878       1,576,122
   CUSTODY FEES ......................................................        28,177         78,375          35,025
   AUDIT FEES ........................................................         8,473          9,525           8,473
   LEGAL FEES ........................................................         7,551          7,551           7,551
   TRUSTEES' FEES ....................................................         3,195          3,195           3,195
   OTHER FEES AND EXPENSES ...........................................         1,261          4,440           1,372
                                                                         -----------   ------------     -----------
TOTAL EXPENSES .......................................................       400,874      3,629,964       1,631,738
                                                                         -----------   ------------     -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................      (201,277)      (387,291)       (306,834)
   NET EXPENSES ......................................................       199,597      3,242,673       1,324,904
                                                                         -----------   ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................................     1,094,662     (2,385,892)        689,434
                                                                         -----------   ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     8,521,043    113,774,200      16,940,937
   FUTURE TRANSACTIONS ...............................................     2,507,510              0               0
                                                                         -----------   ------------     -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................    11,028,553    113,774,200      16,940,937
                                                                         -----------   ------------     -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    38,910,724     15,462,627      45,392,956
   FORWARD FOREIGN CURRENCY CONTRACTS ................................             0              0               0
   FUTURE TRANSACTIONS ...............................................     1,417,025              0               0
                                                                         -----------   ------------     -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS .......................................................    40,327,749     15,462,627      45,392,956
                                                                         ===========   ============     ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    51,356,302    129,236,827      62,333,893
                                                                         -----------   ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................................   $52,450,964   $126,850,935     $63,023,327
                                                                         ===========   ============     ===========
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $         0   $     10,715     $         0

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      DISCIPLINED GROWTH PORTFOLIO
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX              FOR THE
                                                                                    MONTHS ENDED           YEAR ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................      68,952,232         56,814,141

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................         299,194            179,712
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................      10,181,133            (64,187)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........       6,725,878         14,031,766
                                                                                   ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      17,206,205         14,147,291
                                                                                   ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................     104,210,277         16,389,552
   WITHDRAWALS ................................................................     (10,425,898)       (18,398,752)
                                                                                   ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..      93,784,379         (2,009,200)
                                                                                   ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................     110,990,584         12,138,091
                                                                                   ============       ============
ENDING NET ASSETS .............................................................    $179,942,816       $ 68,952,232
                                                                                   ------------       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                         EQUITY INCOME PORTFOLIO
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX              FOR THE
                                                                                    MONTHS ENDED           YEAR ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    1,722,271,878      1,711,701,493

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................       17,171,207         36,000,448
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................       99,383,033         50,225,235
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      171,345,843        250,428,035
                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      287,900,083        336,653,718
                                                                                  --------------     --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................       29,410,273        210,108,839
   WITHDRAWALS ................................................................     (201,780,119)      (536,192,172)
                                                                                  --------------     --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..     (172,369,846)      (326,083,333)
                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      115,530,237         10,570,385
                                                                                  ==============     ==============
ENDING NET ASSETS .............................................................   $1,837,802,115     $1,722,271,878
                                                                                  --------------     --------------

                                                                                            INDEX PORTFOLIO
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX              FOR THE
                                                                                    MONTHS ENDED           YEAR ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    1,519,471,820      1,164,265,860

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................       14,654,123         23,010,345
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................       14,386,593         14,525,511
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      186,476,115        246,896,921
                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      215,516,831        284,432,777
                                                                                  --------------     --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................      183,195,630        258,211,867
   WITHDRAWALS ................................................................     (102,081,113)      (187,438,684)
                                                                                  --------------     --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..       81,114,517         70,773,183
                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      296,631,348        355,205,960
                                                                                  ==============     ==============
ENDING NET ASSETS .............................................................   $1,816,103,168     $1,519,471,820
                                                                                  --------------     --------------

                                                                                     INTERNATIONAL EQUITY PORTFOLIO
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX              FOR THE
                                                                                    MONTHS ENDED           YEAR ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     558,639,567        481,041,740

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................         863,962          4,337,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................      26,595,398        (79,412,734)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      56,098,973        168,496,802
                                                                                  -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      83,558,333         93,421,885
                                                                                  -------------      -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................      22,606,510        158,117,683
   WITHDRAWALS ................................................................    (196,207,152)      (173,941,741)
                                                                                  -------------      -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..    (173,600,642)       (15,824,058)
                                                                                  -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................     (90,042,309)        77,597,827
                                                                                  =============      =============
ENDING NET ASSETS .............................................................   $ 468,597,258      $ 558,639,567
                                                                                  -------------      -------------

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   LARGE CAP APPRECIATION PORTFOLIO
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX             FOR THE
                                                                                    MONTHS ENDED           YEAR ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................       87,988,404        63,323,538

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          267,285           221,608
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................        8,148,894        (3,564,699)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........        3,182,882        15,929,531
                                                                                     -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............       11,599,061        12,586,440
                                                                                     -----------      ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................        5,574,313        29,128,969
   WITHDRAWALS ................................................................       (6,349,600)      (17,050,543)
                                                                                     -----------      ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..         (775,287)       12,078,426
                                                                                     -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       10,823,774        24,664,866
                                                                                     ===========      ============
ENDING NET ASSETS .............................................................      $98,812,178      $ 87,988,404
                                                                                     -----------      ------------

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 29, 2003.

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                            LARGE CAP VALUE
                                                                                              PORTFOLIO(1)
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX              FOR THE
                                                                                    MONTHS ENDED         PERIOD ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     176,504,265                  0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................       1,365,499             52,379
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................       7,056,684             25,384
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      21,272,044         (4,657,544)
                                                                                   ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      29,694,227         (4,579,781)
                                                                                   ------------       ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................      17,761,068        181,318,237
   WITHDRAWALS ................................................................     (11,294,900)          (234,191)
                                                                                   ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..       6,466,168        181,084,046
                                                                                   ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      36,160,395        176,504,265
                                                                                   ============       ============
ENDING NET ASSETS .............................................................    $212,664,660       $176,504,265
                                                                                   ------------       ------------

                                                                                             LARGE COMPANY
                                                                                            GROWTH PORTFOLIO
                                                                                  -----------------------------------
                                                                                     (UNAUDITED)
                                                                                     FOR THE SIX              FOR THE
                                                                                    MONTHS ENDED           YEAR ENDED
                                                                                  MARCH 31, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    3,142,794,537      2,012,518,027

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          (91,084)        (6,229,112)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................       56,977,127        (64,373,898)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      209,165,061        677,253,867
                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      266,051,104        606,650,857
                                                                                  --------------     --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................      438,725,668        708,049,977
   WITHDRAWALS ................................................................     (286,353,601)      (184,424,324)
                                                                                  --------------     --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..      152,372,067        523,625,653
                                                                                  --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................      418,423,171      1,130,276,510
                                                                                  ==============     ==============
ENDING NET ASSETS .............................................................   $3,561,217,708     $3,142,794,537
                                                                                  --------------     --------------

                                                                                  OVERSEAS PORTFOLIO(2)
                                                                                  ---------------------
                                                                                        (UNAUDITED)
                                                                                            FOR THE
                                                                                       PERIOD ENDED
                                                                                     MARCH 31, 2004
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................                  0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................            975,999
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          2,355,691
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........         21,810,624
                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         25,142,314
                                                                                      ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ..............................................................        149,935,964
   WITHDRAWALS ................................................................        (17,820,273)
                                                                                      ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..        132,115,691
                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................        157,258,005
                                                                                      ============
ENDING NET ASSETS .............................................................       $157,258,005
                                                                                      ------------

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SMALL CAP INDEX PORTFOLIO
                                                           -----------------------------------
                                                              (UNAUDITED)
                                                              FOR THE SIX              FOR THE
                                                             MONTHS ENDED           YEAR ENDED
                                                           MARCH 31, 2004   SEPTEMBER 30, 2003
                                                           --------------   ------------------
   BEGINNING NET ASSETS ................................     239,357,242        141,023,226

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................       1,094,662          1,430,041
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............      11,028,553          6,972,745
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...................................      40,327,749         42,099,307
                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................      52,450,964         50,502,093
                                                            ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .......................................      38,352,719         81,762,912
   WITHDRAWALS .........................................     (19,733,369)       (33,930,989)
                                                            ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ................................      18,619,350         47,831,923
                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ..................      71,070,314         98,334,016
                                                            ============       ============
ENDING NET ASSETS ......................................    $310,427,556       $239,357,242
                                                            ------------       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                              SMALL COMPANY GROWTH PORTFOLIO        SMALL COMPANY VALUE PORTFOLIO
                                                           -----------------------------------   -----------------------------------
                                                              (UNAUDITED)                           (UNAUDITED)
                                                              FOR THE SIX              FOR THE      FOR THE SIX              FOR THE
                                                             MONTHS ENDED           YEAR ENDED     MONTHS ENDED         PERIOD ENDED
                                                           MARCH 31, 2004   SEPTEMBER 30, 2003   MARCH 31, 2004   SEPTEMBER 30, 2003
                                                           --------------   ------------------   --------------   ------------------
   BEGINNING NET ASSETS ................................     673,051,277        470,274,154        291,539,627        154,974,427

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................      (2,385,892)        (1,931,579)           689,434          1,581,492
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............     113,774,200         57,009,543         16,940,937         17,897,659
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...................................      15,462,627        126,797,328         45,392,956         58,474,588
                                                            ------------       ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................     126,850,935        181,875,292         63,023,327         77,953,739
                                                            ------------       ------------       ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS .......................................      71,248,909        117,055,759         64,787,892        108,693,698
   WITHDRAWALS .........................................     (39,132,371)       (96,153,928)       (22,011,210)       (50,082,237)
                                                            ------------       ------------       ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ................................      32,116,538         20,901,831         42,776,682         58,611,461
                                                            ------------       ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ..................     158,967,473        202,777,123        105,800,009        136,565,200
                                                            ============       ============       ============       ============
ENDING NET ASSETS ......................................    $832,018,750       $673,051,277       $397,339,636       $291,539,627
                                                            ------------       ============       ============       ============

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       --------------------------------------------------------------   PORTFOLIO
                                                       NET INVESTMENT         GROSS   EXPENSES        NET       TOTAL    TURNOVER
                                                        INCOME (LOSS)   EXPENSES(1)     WAIVED   EXPENSES   RETURN(3)        RATE
---------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         0.48%         0.80%       (0.47)%     0.33%      14.57%       59%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............         0.28%         0.88%       (0.15)%     0.73%      25.65%      117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         0.27%         0.91%       (0.18)%     0.73%     (12.57)%     156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         0.15%         0.82%       (0.10)%     0.72%     (20.55)%     181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............         0.20%         0.84%       (0.09)%     0.75%      19.94%      106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................        (0.04)%        1.02%       (0.05)%     0.97%       0.07%       21%
JUNE 1, 1998 TO MAY 31, 1999 .......................         0.15%         1.02%       (0.05)%     0.97%       9.67%       90%

EQUITY INCOME
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         1.87%         0.77%       (0.22)%     0.55%      17.20%        8%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............         2.01%         0.78%       (0.11)%     0.67%      20.66%        9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         1.61%         0.78%       (0.10)%     0.68%     (19.49)%      12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         1.29%         0.78%       (0.10)%     0.68%      (8.61)%       3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............         1.42%         0.76%       (0.09)%     0.67%       1.59%        9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................         1.43%         0.57%       (0.03)%     0.54%     (11.66)%       5%
JUNE 1, 1998 TO MAY 31, 1999 .......................         1.53%         0.57%       (0.02)%     0.55%      15.13%        3%

INDEX
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         1.71%         0.17%       (0.12)%     0.05%      14.06%        1%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............         1.70%         0.18%       (0.05)%     0.13%      24.42%        3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         1.40%         0.18%       (0.05)%     0.13%     (20.52)%       4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         1.23%         0.18%       (0.05)%     0.13%     (26.56)%       2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............         1.13%         0.18%       (0.05)%     0.13%      13.21%        8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................         1.25%         0.23%       (0.05)%     0.18%      (2.92)%      11%
JUNE 1, 1998 TO MAY 31, 1999 .......................         1.35%         0.23%       (0.05)%     0.18%      20.78%        4%

INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         0.36%         1.11%       (0.19)%     0.92%      18.13%       20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............         0.81%         1.12%       (0.03)%     1.09%      18.39%       75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         0.54%         1.26%       (0.02)%     1.24%     (19.04)%      38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         0.57%         1.31%       (0.04)%     1.27%     (28.86)%      33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............         0.06%         1.39%       (0.09)%     1.30%      21.90%       64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................         0.21%         1.40%       (0.00)%     1.40%      34.91%       11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999 ...............         1.92%         1.45%       (0.05)%     1.40%       3.84%       12%

LARGE CAP APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         0.56%         0.76%       (0.21)%     0.55%      13.17%       84%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............         0.29%         0.81%       (0.09)%     0.72%      18.50%      153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         0.37%         0.88%       (0.16)%     0.72%     (20.04)%     123%
AUGUST 31, 2001(2) TO SEPTEMBER 30, 2001 ...........         1.51%         0.79%       (0.07)%     0.72%      (7.01)%      10%

LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         1.37%         0.80%       (0.24)%     0.56%      16.70%       67%
AUGUST 29, 2003(2) TO SEPTEMBER 30, 2003 ...........         0.64%         0.86%       (0.32)%     0.54%      (1.80)%       3%

LARGE COMPANY GROWTH
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......        (0.01)%        0.77%       (0.11)%     0.66%       8.53%        9%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............        (0.24)%        0.78%       (0.02)%     0.76%      27.90%       13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............        (0.34)%        0.78%        0.00%      0.78%     (22.32)%      18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............        (0.29)%        0.78%        0.00%      0.78%     (39.70)%      13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............        (0.30)%        0.77%        0.00%      0.77%      33.13%        9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................        (0.07)%        0.72%       (0.03)%     0.69%      (0.03)%       5%
JUNE 1, 1998 TO MAY 31, 1999 .......................        (0.19)%        0.72%       (0.01)%     0.71%      40.63%       28%

OVERSEAS
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 31, 2003(2) TO MARCH 31, 2004 (UNAUDITED)...         1.60%         1.12%       (0.35)%     0.77%      17.00%       11%

SMALL CAP INDEX
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ......         0.78%         0.28%       (0.14)%     0.14%      21.53%        8%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............         0.74%         0.31%       (0.02)%     0.29%      27.79%       11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         0.57%         0.33%       (0.01)%     0.32%      (2.60)%      17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         0.90%         0.33%       (0.01)%     0.32%     (12.27)%      25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ..............         1.03%         0.34%       (0.01)%     0.33%      23.09%       42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 .................         0.53%         0.50%       (0.06)%     0.44%       0.53%       23%
JUNE 1, 1998 TO MAY 31, 1999 .......................         0.76%         0.48%       (0.04)%     0.44%      (7.28)%      26%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                     --------------------------------------------------------------   PORTFOLIO
                                                     NET INVESTMENT        GROSS    EXPENSES        NET       TOTAL    TURNOVER
                                                      INCOME (LOSS)   EXPENSES(1)     WAIVED   EXPENSES   RETURN(3)        RATE
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
-------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....       (0.61)%         0.92%      (0.10)%       0.82%     18.69%        77%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............       (0.35)%         0.94%      (0.02)%       0.92%     37.90%       163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............       (0.40)%         0.94%       0.00%        0.94%    (19.95)%      169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............       (0.17)%         0.94%       0.00%        0.94%    (23.09)%      206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............       (0.28)%         0.94%       0.00%        0.94%     34.41%       203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............       (0.22)%         0.98%      (0.04)%       0.94%     (1.41)%       55%
JUNE 1, 1998 TO MAY 31, 1999 .....................       (0.25)%         0.98%       0.00%        0.98%    (10.45)%      154%

SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO MARCH 31, 2004 (UNAUDITED) ....        0.39%          0.93%      (0.18)%       0.75%     20.83%        24%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............        0.70%          0.95%      (0.16)%       0.79%     38.33%        80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............        0.68%          0.98%      (0.19)%       0.79%     (2.16)%       98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............        1.32%          0.97%      (0.18)%       0.79%     10.70%        90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............        1.37%          1.00%      (0.19)%       0.81%     14.05%       114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999 ...............        0.83%          1.04%      (0.04)%       1.00%     (4.23)%       28%
JUNE 1, 1998 TO MAY 31, 1999 .....................        0.76%          1.04%      (0.05)%       0.99%    (11.22)%       97%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   Commencement of operations.

(3) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios. These financial statements present the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

            Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

            Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

            Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. If trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees.

            Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

            Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

            Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

            Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

            The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2004, the following Fund(s) held futures contracts:

                                                                                           Net Unrealized
                                                             Expiration      Notional       Appreciation
Fund                        Contracts          Type             Date      Contract Value   (Depreciation)

INDEX PORTFOLIO             219 Long       S&P 500 Index      June 2004     61,588,275        (124,600)
SMALL CAP INDEX PORTFOLIO    48 Long    Russell 2000 Index    June 2004     14,174,400         345,000

REPURCHASE AGREEMENTS

            The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

            The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2004 are shown on the Statement of Assets and Liabilities.

           At March 31, 2004, cash collateral was invested as follows:

                                   Repurchase   Short-Term    Mid-Term       Money
Fund                               Agreements   Securities   Securities   Market Fund   Total

DISCIPLINED GROWTH PORTFOLIO           20%          72%           5%           3%        100%
EQUITY INCOME PORTFOLIO                31%          48%          19%           2%        100%
INDEX PORTFOLIO                        20%          66%          12%           2%        100%
INTERNATIONAL EQUITY PORTFOLIO         25%          64%           7%           4%        100%
LARGE CAP APPRECIATION PORTFOLIO       18%          76%           4%           2%        100%
LARGE CAP VALUE PORTFOLIO              15%          66%          17%           2%        100%
LARGE COMPANY GROWTH PORTFOLIO         19%          58%          20%           3%        100%
SMALL CAP INDEX PORTFOLIO              25%          65%           6%           4%        100%
SMALL COMPANY GROWTH PORTFOLIO         25%          62%          11%           2%        100%
SMALL COMPANY VALUE PORTFOLIO          23%          66%           8%           3%        100%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
---------------------------------------------------------------------------
ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                Sub-Advisory
                                  Advisory Fees                                                                  Fees (% of
                                  (% of Average                                           Average Daily         Average Daily
Portfolio                        Daily Net Assets)           Sub-Adviser                    Net Assets           Net Assets)

DISCIPLINED GROWTH PORTFOLIO           0.75          Smith Asset Management                 $0 - $200 million        0.30
                                                                                          $200 - $500 million        0.20
                                                                                               > $500 million        0.15
EQUITY INCOME PORTFOLIO                0.75          Wells Capital Management               $0 - $200 million        0.25
                                                                                          $200 - $400 million        0.20
                                                                                               > $400 million        0.15
INDEX PORTFOLIO                        0.15          Wells Capital Management               $0 - $200 million        0.02
                                                                                               > $200 million        0.01
INTERNATIONAL EQUITY PORTFOLIO         1.00          Wells Capital Management               $0 - $200 million        0.35
                                                                                               > $200 million        0.25
LARGE CAP APPRECIATION                 0.70          Cadence Capital Management             $0 - $250 million        0.30
PORTFOLIO                                                                                 $250 - $500 million        0.20
                                                                                    $500 million - $1 billion        0.15
                                                                                                 > $1 billion        0.10
LARGE CAP VALUE PORTFOLIO              0.75          Systematic Financial                   $0 - $150 million        0.30
                                                     Management                           $150 - $350 million        0.20
                                                                                          $350 - $750 million        0.15
                                                                                     $750 million -$1 billion        0.13
                                                                                                 > $1 billion        0.10
LARGE COMPANY GROWTH PORTFOLIO         0.75          Peregrine Capital Management            $0 - $25 million        0.75
                                                                                            $25 - $50 million        0.60
                                                                                           $50 - $275 million        0.50
                                                                                               > $275 million        0.30
OVERSEAS PORTFOLIO                     1.00          LSV Asset Management                   $0 - $150 million        0.35
                                                                                          $150 - $500 million        0.40
                                                                                          $500 - $750 million        0.35
                                                                                     $750 million -$1 billion       0.325
                                                                                                 > $1 billion        0.30
SMALL CAP INDEX PORTFOLIO              0.25          Wells Capital Management               $0 - $200 million        0.02
                                                                                               > $200 million        0.01
SMALL COMPANY GROWTH PORTFOLIO         0.90          Peregrine Capital Management            $0 - $50 million        0.90
                                                                                           $50 - $180 million        0.75
                                                                                          $180 - $340 million        0.65
                                                                                          $340 - $685 million        0.50
                                                                                          $685 - $735 million        0.52
                                                                                               > $735 million        0.55
SMALL COMPANY VALUE PORTFOLIO          0.90          Peregrine Capital Management           $0 - $175 million        0.50
                                                                                               > $175 million        0.75

ADMINISTRATION AND TRANSFER AGENT FEES

     Currently, there are no administration or transfer agency fees charged to the Master Trust.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

Fund                             % of Average Daily Net Assets

INTERNATIONAL EQUITY PORTFOLIO               0.10%
OVERSEAS PORTFOLIO                           0.10%
ALL OTHER FUNDS                              0.02%

OTHER FEES

            PFPC Inc. ("PFPC") serves as fund accountant. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

            Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2004, were as follows:

Portfolio                          Purchases at Cost   Sales Proceeds

DISCIPLINED GROWTH PORTFOLIO         $163,444,936       $ 69,523,733
EQUITY INCOME PORTFOLIO               151,739,961        313,196,485
INDEX PORTFOLIO                       117,134,211         22,487,826
INTERNATIONAL EQUITY PORTFOLIO         95,947,012        278,150,055
LARGE CAP APPRECIATION PORTFOLIO       78,120,373         77,625,379
LARGE CAP VALUE PORTFOLIO             129,868,420        129,157,664
LARGE COMPANY GROWTH PORTFOLIO        451,548,812        289,752,626
OVERSEAS PORTFOLIO                    148,610,735         16,967,680
SMALL CAP INDEX PORTFOLIO              58,587,235         20,841,239
SMALL COMPANY GROWTH PORTFOLIO        602,373,920        587,022,856
SMALL COMPANY VALUE PORTFOLIO         119,178,715         82,643,381

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

          A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

          The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Robert C. Brown      Trustee since 1992      Retired. Director, Federal Farm     None
72                                           Credit Banks Funding Corporation
                                             and Farm Credit System Financial
                                             Assistance Corporation until
                                             February 1999.
----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee since 1987      Private Investor/Real Estate        None
59                                           Developer; Chairman of White
                                             Point Capital, LLC.
----------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee since 1987      Wake Forest University,             None
61                                           Calloway School of Business
                                             and Accountancy, Benson-Pruitt
                                             Professorship since 1999,
                                             Associate Professor of Finance
                                             1994 - 1999.
----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee since 1998      Chairman, CEO, and Co-              None
61                   (Lead Trustee since     Founder of Crystal Geyser
                     2001)                   Water Company and President
                                             of Crystal Geyser Roxane Water
                                             Company.
----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee since 1987      Retired. Prior thereto, President   None
70                                           of Richard M. Leach Associates
                                             (a financial consulting firm).
----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee since 1996      Senior Counselor to the public      None
52                                           relations firm of Himle-Horner
                                             and Senior Fellow at the
                                             Humphrey Institute,
                                             Minneapolis, Minnesota (a
                                             public policy organization).
----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee since 1996      Principal in the law firm of        None
63                                           Willeke & Daniels.
----------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of         None
45                                           Wells Fargo Bank, N.A.
                                             President of Wells Fargo Funds
                                             Management, LLC. Senior Vice
                                             President and Chief
                                             Administrative Officer of Wells
                                             Fargo Funds Management, LLC
                                             from 2001 to 2003. Vice
                                             President of Wells Fargo Bank,
                                             N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer, since 2003   Senior Vice President of Wells      None
35                                           Fargo Bank, N.A. Senior Vice
                                             President of Operations for
                                             Wells Fargo Funds
                                             Management, LLC. Prior
                                             thereto, Operations Manager at
                                             Scudder Weisel Capital, LLC
                                             (2000 to 2001), Director of
                                             Shareholder Services at BISYS
                                             Fund Services (1999 to 2000)
                                             and Assistant Vice President of
                                             Operations with Nicholas-
                                             Applegate Capital Management
                                             (1993 to 1999).
----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000   Senior Vice President and           None
43                                           Counsel of Wells Fargo Bank,
                                             N.A. Senior Vice President and
                                             Secretary of Wells Fargo Funds
                                             Management, LLC. Vice
                                             President and Counsel of Wells
                                             Fargo Bank, N.A. since 1996.
----------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                         WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR
VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

--------------------------------------------------------------------------------
               NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 002 (05/04)

                                                                    [LOGO] WELLS
                                                                           FARGO

                                                                           FUNDS

[GRAPHIC OMITTED]

WELLS FARGO OVERSEAS FUND

SEMI-ANNUAL REPORT

                 WELLS FARGO OVERSEAS FUND(SM)

                                                                  March 31, 2004

                                                       WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Wells Fargo Overseas Fund .............................................     2
Portfolio of Investments
--------------------------------------------------------------------------------
   Wells Fargo Overseas Fund .............................................     4
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................     5
   Statement of Operations ...............................................     6
   Statement of Changes in Net Assets ....................................     7
   Financial Highlights ..................................................     8
Notes to Financial Statements ............................................    10
--------------------------------------------------------------------------------

                                Master Portfolio

Portfolio of Investments
--------------------------------------------------------------------------------
   Wells Fargo Overseas Portfolio ........................................    13
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................    18
   Statement of Operations ...............................................    19
   Statement of Changes in Net Assets ....................................    20
   Financial Highlights ..................................................    21
Notes to Financial Statements ............................................    22
--------------------------------------------------------------------------------
Other Information ........................................................    24
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    26
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               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

SHAREHOLDER LETTER                                     WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Overseas Fund semi-annual report for the five-month period ended March 31, 2004. The Fund commenced operations on October 31, 2003, and thus, only has five months of performance to report. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about the Fund's portfolio.

THE GLOBAL ECONOMY: A MODERATE RECOVERY CONTINUED
--------------------------------------------------------------------------------

      Corporate profits continued to recover throughout many important sectors during the period, pointing the way to higher capital spending and further profit expansion. After several years of slow growth, further demand from China and the economic improvements in the U.S., Japan and Europe are driving global growth. Within that scenario, companies are benefiting from stronger consumer spending, higher capital spending and exports to high-growth economies. The Japanese financial sector, in particular, performed well, as corporate restructuring and ties to the economic growth led to strong stock gains.

      The economy continued to strengthen in the United States as well. Strong consumer spending and positive performance by the housing and manufacturing sectors supported the expansion and helped counter the lack of job creation. Increased tax refunds and gains in household wealth from the past year's stock market rally also helped bolster consumer spending. Lower mortgage rates made housing more affordable and increased household cash flow. Finally, domestic spending, solid growth of exports amid the improvements in the global economy, and the weaker dollar's positive impact on U.S. competitiveness helped the manufacturing sector.

      The Federal Reserve Board (the Fed) kept short-term interest rates at 1% during the period, the lowest level in more than 45 years. The Fed maintained the low rates as the economy continued to experience a moderate, jobless recovery and little threat of inflation. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the possibility of employment growth by the end of the period. Unfortunately, this initial optimism dimmed by the end of the period, as concerns over disappointing job gains put somewhat of a damper on the stock market.

LOOKING AHEAD: CONTINUING GROWTH?
--------------------------------------------------------------------------------

      Many countries will be going to the polls sometime over the next several months, an occurrence that rarely fails to impact equity prices in both developed and emerging markets. However, strong basic materials demand, higher energy prices and continued improvement in capital spending, evidenced by improved performance for the information technology and telecommunications sectors, could carry global markets' momentum throughout the remainder of 2004.

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a market downturn, it may help reduce them and keep you on track to reach your financial goals. You may wish to review your portfolio with an investment professional.

      Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OVERSEAS FUND                               PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO OVERSEAS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Overseas Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                             SUB-ADVISER
   Wells Fargo Funds Management, LLC                   LSV Asset Management

FUND MANAGERS                                       INCEPTION DATE
   Josef Lakonishok                                    10/31/03
   Robert W. Vishny
   Menno Vermeulen

HOW DID THE FUND PERFORM OVER THE REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 16.80%(1) for the five-month period ended March 31, 2004, excluding sales charges, outperforming the MSCI/EAFE Index
(2), which returned 14.99%. The Fund commenced operations on October 31, 2003 and thus, only has five months of performance to report.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      We believe that three main factors contributed to the Fund's performance since inception. Our bias toward deep value stocks had a positive impact, as the value style was in favor during the period. In addition, our bias toward mid-cap equities added value as well, as small- and mid-cap companies outperformed their large-cap counterparts on a global basis. Finally, stock selection enhanced performance, as the Fund's portfolio was trading at a significant discount to its benchmark on a price-to-earnings, price-to-book, and price-to-cash flow basis.

      During the reporting period, the Fund holdings that contributed the most to performance included Japan's Sammy Corporation, a maker of "pachinko" pinball-style game machines; Caltex Australia Limited, Australia's leading oil refining and marketing company; and ACOM Co., Ltd., Japan's second-largest consumer finance company. Holdings that negatively affected performance during the period included Intracom, Greece's biggest provider of telecommunications systems; KarstadtQuelle, one of Europe's largest department store and mail order groups; and GKN, a British engineering firm active in automotive and aerospace.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period ended March 31, 2004, we purchased: Singer & Friedlander Group, a British merchant bank providing banking and asset management services; oil and chemicals group OMV AG, Austria's largest industrial company; and Great Britain's Shell Transport & Trading. We sold our positions in four Japanese companies: Mitsui Chemicals, Sankyo Co., Suzuken Co., and Toyota Industries. We also sold our holdings in three U.K companies: EMI Group plc, BP plc and Lonmin plc, the world's number-three platinum producer.

      The Fund's sector allocations changed only modestly as a result of the purchases and sales during the period. In addition, the portfolio characteristics (for example, price-to-earnings, and price-to-cash flow, and dividend yield) also remained relatively unchanged during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We do not maintain a top-down or strategic view of the economy or the markets. Rather, our investment process focuses on the use of quantitative techniques to select what we believe are the most attractive individual securities within each country in the MSCI/EAFE Index, based on a combination of value and momentum factors.

      Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Overseas Fund.

(1) The Fund's Adviser has committed through January 31,2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East.You cannot invest directly in an index.

PERFORMANCE AT A GLANCE                                WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2004)

                                            Including Sales Charge       Excluding Sales Charge
                                           -------------------------    ------------------------
                                                 Life of Fund*                 Life of Fund*
------------------------------------------------------------------------------------------------
Wells Fargo Overseas Fund - Class A                  10.08                         16.80
------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------
   MSCI/EAFE Index                                                                 14.99
------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Toyota Motor Corporation                                                   2.80%
--------------------------------------------------------------------------------
UBS AG                                                                     2.59%
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corporation                                   2.17%
--------------------------------------------------------------------------------
Barclays plc                                                               2.09%
--------------------------------------------------------------------------------
BNP Paribas SA                                                             2.06%
--------------------------------------------------------------------------------
Repsol YPF SA                                                              1.72%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                                       1.70%
--------------------------------------------------------------------------------
Compagnie De Saint-Gobain                                                  1.45%
--------------------------------------------------------------------------------
Endesa SA                                                                  1.39%
--------------------------------------------------------------------------------
Aegon NV                                                                   1.37%
--------------------------------------------------------------------------------

CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Beta**                                                                     0.81
--------------------------------------------------------------------------------
Price to Earnings Ratio (trailing 12 months)                               14.4x
--------------------------------------------------------------------------------
Price to Book Ratio                                                         1.6x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                  $  5.2
--------------------------------------------------------------------------------
Portfolio Turnover                                                           11%
--------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

                 PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Southeast Asia           (3%)
Emerging Markets         (1%)
Japan                   (24%)
Australia                (5%)
Continental Europe      (42%)
United Kingdom          (25%)

               GROWTH OF $10,000 CHART(5) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                             [PLOT POINTS TO COME]

                      Wells Fargo Overseas Fund - Class A
                      MSCI EAFE Index

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable the Fund to divided by total market value of the Fund. See Notes to Financial Statements for the discussion of the Master Trust.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Overseas Fund Class A shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO OVERSEAS FUND

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.86%
   N/A       WELLS FARGO OVERSEAS PORTFOLIO                              $18,155

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $16,126)                      18,155
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES
(COST $16,126)*                                          99.86%          $18,155
OTHER ASSETS AND LIABILITIES, NET                         0.14                26
                                                        ------           -------
TOTAL NET ASSETS                                        100.00%          $18,181
                                                        ======           =======

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2004 (UNAUDITED)

                                                       WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

                                                                                                  OVERSEAS FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................................................         $18,155
                                                                                                        -------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .............................................          18,155
                                                                                                        -------
  CASH ........................................................................................          19,718
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........................................           6,089
                                                                                                        -------
TOTAL ASSETS ..................................................................................          43,962
                                                                                                        -------
LIABILITIES
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................................             689
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................          25,092
TOTAL LIABILITIES .............................................................................          25,781
                                                                                                        -------
TOTAL NET ASSETS ..............................................................................         $18,181
                                                                                                        =======

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .............................................................................         $15,900
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................................              64
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................             188
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION
    OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............................           2,029
                                                                                                        -------
TOTAL NET ASSETS ..............................................................................         $18,181
                                                                                                        -------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ........................................................................         $18,181
  SHARES OUTSTANDING - CLASS A ................................................................           1,557
  NET ASSET VALUE PER SHARE - CLASS A .........................................................         $ 11.68
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(1) ...............................................         $ 12.39
                                                                                                        -------
INVESTMENTS AT COST ...........................................................................         $16,126
                                                                                                        =======

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERSEAS FUND

      STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          OVERSEAS FUND(2)
------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ........................................................          $    153
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................               (47)
                                                                                  --------
TOTAL INVESTMENT INCOME ................................................               106
                                                                                  --------
EXPENSES
  ADMINISTRATION FEES
    CLASS A ............................................................                20
  SHAREHOLDER SERVICING FEES ...........................................                15
  ACCOUNTING FEES ......................................................             8,383
  AUDIT FEES ...........................................................             6,000
  LEGAL FEES ...........................................................             3,914
  REGISTRATION FEES ....................................................             3,600
  SHAREHOLDER REPORTS ..................................................            10,000
  TRUSTEES' FEES .......................................................             2,400
  OTHER FEES AND EXPENSES ..............................................               840
                                                                                  --------
TOTAL EXPENSES .........................................................            35,172
                                                                                  --------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................           (35,130)
  NET EXPENSES .........................................................                42
                                                                                  --------
  NET INVESTMENT INCOME (LOSS) .........................................                64
                                                                                  --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............               188
                                                                                  --------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................               188
                                                                                  --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............             2,029
                                                                                  --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....             2,029
                                                                                  ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................             2,217
                                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........          $  2,281
                                                                                  ========

(1)   NET OF FOREIGN WITHHOLDING TAXES OF $15.

(2)   FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                    WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

                                                                                                      (UNAUDITED)
                                                                                                         FOR THE
                                                                                                     PERIOD ENDED
                                                                                                MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..............................................................             $    64
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................                 188
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................               2,029
                                                                                                          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................               2,281
                                                                                                          -------
NET REALIZED GAIN ON SALES OF INVESTMENTS
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A .......................................................              15,900
                                                                                                          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...              15,900
                                                                                                          -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............              15,900
                                                                                                          -------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................              18,181
                                                                                                          =======

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS ...........................................................................             $18,181
                                                                                                          -------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................................................               1,557
                                                                                                          -------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................               1,557
                                                                                                          -------
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...               1,557
                                                                                                          -------

RENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......................................             $    64
                                                                                                          =======

(1) FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERSEAS FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING            NET            AND      DIVIDENDS
                                                           NET ASSET     INVESTMENT     UNREALIZED       FROM NET
                                                           VALUE PER         INCOME        GAIN ON     INVESTMENT
                                                               SHARE         (LOSS)    INVESTMENTS         INCOME
------------------------------------------------------------------------------------------------------------------
OVERSEAS FUND

CLASS A
OCTOBER 31, 2003(3) TO MARCH 31, 2004 (UNAUDITED) ....         $10.00          0.04           1.64              0

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

 DIVIDENDS       ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
  FROM NET    NET ASSET   ----------------------------------------------------------              PORTFOLIO        NET ASSETS AT
  REALIZED    RETURN OF    NET INVESTMENT      GROSS      EXPENSES            NET          TOTAL   TURNOVER        END OF PERIOD
     GAINS      CAPITAL     INCOME (LOSS)   EXPENSES        WAIVED       EXPENSES      RETURN(2)       RATE      (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
         0       $11.68              1.08%    590.61%(4)  (589.11)%(4)       1.50%(4)      16.80%       11%(5)               $18

WELLS FARGO OVERSEAS FUND              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overseas Fund.

      The Overseas Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Master Portfolio as a partnership investment and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolio are in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in the Master Portfolios are valued at their net asset value at the close of business each day. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Fund(s) may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      For each Fund of the Trust that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund of the Trust that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

      Share Class                               % of Average Daily Net Assets
      FUND LEVEL                                            0.05%
      CLASS A                                               0.28%

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

      Share Class                               % of Average Daily Net Assets
      CLASS A                                                0.25%

      For the period ended March 31, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from the Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

WELLS FARGO OVERSEAS FUND              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended March 31, 2004, were as follows:

       Fund                         Purchases at Cost           Sales Proceeds
       OVERSEAS FUND*                    $14,861                    $1,697

* This Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the period ended March 31, 2004.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)

                                                    WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
COMMON STOCK - 99.22%

AUSTRALIA - 4.51%
   312,100    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        $ 1,501,122
   243,100    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,172,961
   195,300    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        1,069,063
    25,200    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   596,409
   198,700    SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            800,965
   561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              1,947,586

                                                                                                                        7,088,106
                                                                                                                      -----------
AUSTRIA - 0.46%
     3,800    OMV AG (OIL & GAS EXTRACTION)                                                                               719,149
                                                                                                                      -----------
BELGIUM - 0.84%
    22,700    KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                  1,327,844
                                                                                                                      -----------
DENMARK - 1.02%
    15,900    BANG AND OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                  842,471
    16,800    DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                       379,912
    10,600    TDS AS (COMMUNICATIONS)                                                                                     386,679

                                                                                                                        1,609,062
                                                                                                                      -----------
FINLAND - 1.84%
    37,400    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              382,392
    88,100    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                  1,175,764
    38,500    KESKO OYJ (FOOD STORES)                                                                                     676,568
    71,100    M-REAL OYJ (PAPER & ALLIED PRODUCTS)                                                                        659,676

                                                                                                                        2,894,400
                                                                                                                      -----------
FRANCE - 9.45%
     6,753    ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                         419,085
    52,800    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  3,226,760
     7,600    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        438,961
    44,900    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        2,268,340
     7,000    IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        1,666,257
    13,700    RALLYE SA (GENERAL MERCHANDISE STORES)                                                                      798,861
    24,100    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     1,668,881
    24,300    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,075,417
     5,300    TOTAL SA (OIL & GAS EXTRACTION)                                                                             973,063
    31,800    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,319,301

                                                                                                                       14,854,926
                                                                                                                      -----------
GERMANY - 6.57%
    76,700    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                1,867,214
    13,335    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 878,359
    11,500    FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              805,399
    43,163    IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                   1,047,594
    48,700    KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)                                                            1,076,051
    44,500    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,585,888

WELLS FARGO MASTER PORTFOLIO

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
GERMANY (continued)
    99,900    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                              $ 1,856,229
    53,300    TUI AG (TRANSPORTATION BY AIR)                                                                            1,215,026

                                                                                                                       10,331,760
                                                                                                                      -----------
GREECE - 0.31%
    89,000    INTRACOM SA (COMMUNICATIONS)                                                                                489,984
                                                                                                                      -----------
HONG KONG - 1.17%
   336,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                                948,775
 2,085,000    CNOOC LIMITED (OIL & GAS EXTRACTION) +                                                                      889,813

                                                                                                                        1,838,588
                                                                                                                      -----------
IRELAND - 0.92%
    88,600    IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         1,452,459
                                                                                                                      -----------
ITALY - 3.93%
    68,400    BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                                     397,587
   553,000    CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY INSTITUTIONS)                                                  992,184
   537,300    COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  1,039,948
   142,300    CREDITO EMILIANO SPA (DEPOSITORY INSTITUTIONS)                                                              989,773
    60,395    ENI SPA (OIL & GAS EXTRACTION)                                                                            1,214,224
   169,000    ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           888,883
    36,940    RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                      660,502

                                                                                                                        6,183,101
                                                                                                                      -----------
JAPAN - 23.72%
    14,100    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,030,038
   139,500    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         1,618,460
    32,200    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              823,300
    69,700    DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
              MEDICAL & OPTICAL)                                                                                        1,353,333
    20,500    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                467,006
    59,700    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,126,458
    31,600    HITACHI MAXELL LIMIED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              490,850
    24,600    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    1,135,003
    88,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            1,674,980
    70,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     755,611
    23,000    KISSEI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         499,640
    52,000    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        669,275
   719,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  1,955,851
   474,000    MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                             1,448,859
    96,200    NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               814,651
       600    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 3,402,701
    75,600    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               846,580
    27,600    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,896,862
    44,500    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                  975,249
    39,450    SAMMY CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                1,520,589
    63,700    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,065,391

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)

                                                    WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
JAPAN (continued)
    42,800    SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                                         $   382,191
    41,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            792,137
    13,100    TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   912,914
   135,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,356,034
   265,000    TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                          967,943
   220,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                                1,034,075
    19,000    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    420,051
   117,500    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 4,382,179
    42,900    YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   1,476,253

                                                                                                                       37,294,464
                                                                                                                      -----------
NETHERLANDS - 4.13%
    47,500    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS) +                                                          1,059,460
   167,800    AEGON NV (INSURANCE CARRIERS) +                                                                           2,144,567
    61,800    ING GROEP NV (FINANCIAL SERVICES)                                                                         1,357,908
    44,200    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             753,378
    25,000    ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,187,419

                                                                                                                        6,502,732
                                                                                                                      -----------
NORWAY - 0.78%
    75,600    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                               495,496
    10,420    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      655,628
    10,420    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES) +                                                             75,579

                                                                                                                        1,226,703
                                                                                                                      -----------
PORTUGAL - 0.43%
   272,700    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                      673,590
                                                                                                                      -----------
SINGAPORE - 1.48%
   128,000    FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                          1,114,869
   101,500    JARDINE STRATEGIC HOLDINGS (DEPOSITORY INSTITUTIONS)                                                        501,410
   508,900    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       707,375

                                                                                                                        2,323,654
                                                                                                                      -----------
SPAIN - 3.44%
   119,800    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,178,878
   168,900    IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                   550,034
   129,600    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      2,685,202

                                                                                                                        5,414,114
                                                                                                                      -----------
SWEDEN - 2.20%
    25,900    FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)                                                            480,819
   301,900    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       2,061,694
    62,390    SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                  914,178

                                                                                                                        3,456,691
                                                                                                                      -----------

WELLS FARGO MASTER PORTFOLIO

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SWITZERLAND - 6.92%
     8,600    CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                $  420,886
    12,300    LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                627,695
     2,115    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             534,239
    20,600    SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) +                                        907,353
     2,900    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          721,080
     6,200    SWISSCOM AG (COMMUNICATIONS)                                                                              2,035,916
    54,500    UBS AG (FINANCIAL SERVICES)                                                                               4,048,190
     3,100    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              767,139
    38,600    VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                              822,670

                                                                                                                       10,885,168
                                                                                                                      -----------
UNITED KINGDOM - 25.10%
    78,300    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        1,257,727
   134,200    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                          931,687
    82,714    AVIVA PLC (INSURANCE CARRIERS)                                                                              802,650
   371,100    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    3,268,633
    97,900    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,119,145
   209,400    BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      980,402
    62,400    BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                                                                   1,206,461
   385,300    BIG FOOD GROUP PLC (FOOD STORES)                                                                            984,299
    17,000    BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                                193,555
   164,400    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 891,327
   167,300    BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                              808,658
   479,687    BT GROUP PLC (COMMUNICATIONS)                                                                             1,560,430
    94,200    DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                                                 642,300
   529,200    DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                             1,497,800
   211,300    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                      652,412
    78,400    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    386,517
   126,850    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        1,019,957
   254,200    GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        1,124,747
   184,700    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       1,418,915
    37,300    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                          505,916
   354,100    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS) +                                                               1,696,928
   172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                               1,015,901
    58,000    KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         480,482
   350,000    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            2,659,847
   237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                701,569
   676,500    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       1,255,747
   688,900    PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,133,163
   112,900    RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,306,179
   402,200    ROLLS ROYCE GROUP CLASS (TRANSPORTATION EQUIPMENT) +                                                         36,959
   402,200    ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)                                                          1,663,174
   231,200    SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    1,617,860
    45,800    SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                     640,565
   224,400    SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)                                              1,466,140
   144,800    SINGER & FRIEDLANDER GROUP PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         634,037

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)

                                                    WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                         VALUE
UNITED KINGDOM (continued)
    88,700     UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)          $    846,066
    68,700     WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)       1,063,750

                                                                                   39,471,905
                                                                                 ------------
TOTAL COMMON STOCK (COST $134,235,543)                                            156,038,400
                                                                                 ------------
COLLATERAL FOR SECURITIES LENDING - 4.9%
      COLLATERAL FOR SECURITY LENDING                                               7,702,520
                                                                                 ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,702,520)                           7,702,520
                                                                                 ------------

SHORT-TERM INVESTMENTS - 0.28%
      431,711 WELLS FARGO MONEY MARKET TRUST ~                                        431,711
                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (COST $431,711)                                          431,711
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $142,369,774)*                      104.40%                                $164,172,631
OTHER ASSETS AND LIABILITIES, NET          (4.40)                                  (6,914,626)
                                          ------                                 ------------
TOTAL NET ASSETS                          100.00%                                $157,258,005
                                          ======                                 ============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO

               STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   OVERSEAS PORTFOLIO
-------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .............................           $156,038,400
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................              7,702,520
  INVESTMENTS IN AFFILIATES ..................................                431,711
                                                                         ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW).............            164,172,631
                                                                         ------------
  RECEIVABLES FOR DIVIDENDS AND INTEREST .....................                889,851
  PREPAID EXPENSES AND OTHER ASSETS ..........................                  1,225
                                                                         ------------
TOTAL ASSETS .................................................            165,063,707
                                                                         ------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......                102,382
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................                    800
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................              7,702,520
TOTAL LIABILITIES ............................................              7,805,702
                                                                         ------------
TOTAL NET ASSETS .............................................           $157,258,005
                                                                         ============
INVESTMENTS AT COST ..........................................           $142,369,774
                                                                         ============
SECURITIES ON LOAN, AT MARKET VALUE ..........................           $  7,513,455
                                                                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --

FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)     WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                         OVERSEAS PORTFOLIO(2)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................................            $  1,423,910
  INTEREST ...........................................................                   9,723
  INCOME FROM AFFILIATED SECURITIES ..................................                  10,517
  SECURITIES LENDING INCOME ..........................................                   2,396
                                                                                  ------------
TOTAL INVESTMENT INCOME ..............................................               1,446,546
                                                                                  ------------
EXPENSES
  ADVISORY FEES ......................................................                 611,329
  CUSTODY FEES .......................................................                  61,000
  AUDIT FEES .........................................................                   5,031
  TRUSTEES' FEES .....................................................                   2,515
  OTHER FEES AND EXPENSES ............................................                     831
                                                                                  ------------
TOTAL EXPENSES .......................................................                 680,706
                                                                                  ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................                (210,159)
  NET EXPENSES .......................................................                 470,547
                                                                                  ------------
NET INVESTMENT INCOME (LOSS) .........................................                 975,999
                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......               2,355,691
                                                                                  ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................               2,355,691
                                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....              21,810,624
                                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..              21,810,624
                                                                                  ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............              24,166,315
                                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......            $ 25,142,314
                                                                                  ============

(1)   NET OF FOREIGN WITHHOLDING TAXES OF $150,557.

(2)   PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO                  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     (UNAUDITED) FOR
                                                                                         PERIOD ENDED
                                                                                    MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ................................................         $     975,999
  NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................             2,355,691
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........            21,810,624
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............            25,142,314
                                                                                        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS ...............................................................           149,935,964
  WITHDRAWALS .................................................................           (17,820,273)
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..           132,115,691
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................           157,258,005
                                                                                        =============
ENDING NET ASSETS .............................................................         $ 157,258,005
                                                                                        -------------

(1)   PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     ----------------------------------------------------              PORTFOLIO
                                                     NET INVESTMENT         GROSS     EXPENSES        NET      TOTAL    TURNOVER
                                                      INCOME (LOSS)      EXPENSES       WAIVED   EXPENSES   RETURN(2)       RATE
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO

CLASS A
OCTOBER 31, 2003(3) TO MARCH 31, 2004 (UNAUDITED)..           1.60%         1.12%      (0.35)%      0.77%      17.00%        11%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios (each a "Fund" and collectively, the "Funds"). These financial statements present the Overseas Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. If trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Trustees.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)           WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2004 are shown on the Statement of Assets and Liabilities.

      At March 31, 2004, cash collateral was invested as follows:

                                                                                     Money
                               Repurchase        Short-Term        Mid-Term          Market
      Fund                     Agreements        Securities       Securities          Fund          Total
      OVERSEAS PORTFOLIO           0%                 0%               0%              100%          100%

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                          Advisory Fees                                                         Sub-Advisory Fees
                          (% of Average                                  Average Daily            (% of Average
Fund                     Daily Net Assets)        Sub-Adviser              Net Assets            Daily Net Assets)
OVERSEAS PORTFOLIO             1.00           LSV Asset Management       $0 - 150 million             0.35%
                                                                       $150 - 500 million             0.40%
                                                                       $500 - 750 million             0.35%
                                                                         $750 - 1 billion            0.325%
                                                                            > $ 1 billion             0.30%

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following rates:

       Fund                                     % Of Average Daily Net Assets

       OVERSEAS PORTFOLIO                                  0.10%

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended March 31, 2004, were as follows:

      Fund                         Purchases at Cost           Sales Proceeds

      OVERSEAS PORTFOLIO             $148,610,735                $16,967,680

WELLS FARGO MASTER PORTFOLIO                       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC's website at http://www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 16 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                                    POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                        LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
Robert C. Brown                     Trustee since 1992      Retired. Director, Federal Farm     None
72                                                          Credit Banks Funding
                                                            Corporation and Farm Credit
                                                            System Financial Assistance
                                                            Corporation until February
                                                            1999.
--------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                     Trustee since 1987      Private Investor/Real Estate        None
59                                                          Developer; Chairman of White
                                                            Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                                    POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                        LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS

Thomas S. Goho                      Trustee since 1987      Wake Forest University,             None
61                                                          Calloway School of Business
                                                            and Accountancy, Benson-Pruitt
                                                            Professorship since 1999,
                                                            Associate Professor of Finance
                                                            1994 - 1999.
--------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                     Trustee since 1998      Chairman, CEO, and Co-              None
61                                  (Lead Trustee since     Founder of Crystal Geyser
                                    2001)                   Water Company and President
                                                            of Crystal Geyser Roxane Water
                                                            Company.
--------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                    Trustee since 1987      Retired. Prior thereto, President   None
70                                                          of Richard M. Leach Associates
                                                            (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                    Trustee since 1996      Senior Counselor to the public      None
52                                                          relations firm of Himle-Horner
                                                            and Senior Fellow at the
                                                            Humphrey Institute,
                                                            Minneapolis, Minnesota (a
                                                            public policy organization).
--------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                   Trustee since 1996      Principal in the law firm of        None
63                                                          Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                       WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS
                                     POSITION HELD AND            PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                         LENGTH OF SERVICE            PAST FIVE YEARS                    OTHER DIRECTORSHIPS
Karla M. Rabusch                     President, since 2003        Executive Vice President of        None
45                                                                Wells Fargo Bank, N.A.
                                                                  President of Wells Fargo Funds
                                                                  Management, LLC. Senior Vice
                                                                  President and Chief
                                                                  Administrative Officer of Wells
                                                                  Fargo Funds Management, LLC
                                                                  from 2001 to 2003. Vice
                                                                  President of Wells Fargo Bank,
                                                                  N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo                   Treasurer, since 2003        Senior Vice President of Wells     None
35                                                                Fargo Bank, N.A. Senior Vice
                                                                  President of Operations for
                                                                  Wells Fargo Funds
                                                                  Management, LLC. Prior
                                                                  thereto, Operations Manager at
                                                                  Scudder Weisel Capital, LLC
                                                                  (2000 to 2001), Director of
                                                                  Shareholder Services at BISYS
                                                                  Fund Services (1999 to 2000)
                                                                  and Assistant Vice President of
                                                                  Operations with Nicholas-
                                                                  Applegate Capital Management
                                                                  (1993 to 1999).
--------------------------------------------------------------------------------------------------------------------------
C. David Messman                     Secretary, since 2000        Senior Vice President and          None
43                                                                Counsel of Wells Fargo Bank,
                                                                  N.A. Senior Vice President and
                                                                  Secretary of Wells Fargo Funds
                                                                  Management, LLC. Vice
                                                                  President and Counsel of Wells
                                                                  Fargo Bank, N.A. since 1996.
--------------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO OVERSEAS FUND                                  LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipts
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFMR        -- Single Family Mortgage Revenue
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares

More information about WELLS FARGO FUNDS(R) is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
Po Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222 OR visit our Web Site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 029 (05/04)




ITEM 2.  CODE OF ETHICS
=======================
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.

ITEMS 5-6.  [RESERVED]
======================

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  [RESERVED]
===================

ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                                  Wells Fargo Funds Trust

                                                  By:    /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President

                                                  By:    /s/ Stacie D. DeAngelo
                                                         ----------------------
                                                         Stacie D. DeAngelo
                                                         Treasurer

                                                  Date: May 17, 2004

                                  CERTIFICATION
                                  -------------

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Asset Allocation Fund, Wells Fargo Growth Balanced Fund, Wells Fargo Index Allocation Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo Strategic Growth Allocation Fund, Wells Fargo Strategic Income Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Diversified Small Cap Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Index Fund, Wells Fargo Growth Fund, Wells Fargo Growth Equity Fund, Wells Fargo Index Fund, Wells Fargo International Equity Fund, Wells Fargo Large Cap Appreciation Fund, Wells Fargo Large Cap Value Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Montgomery Emerging Markets Focus Fund, Wells Fargo Montgomery Institutional Emerging Markets Fund, Wells Fargo Montgomery Mid Cap Growth Fund, Wells Fargo Montgomery Small Cap Fund, Wells Fargo SIFE Specialized Financial Services Fund, Wells Fargo Small Cap Growth Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Specialized Health Sciences Fund, Wells Fargo Specialized Technology Fund and Wells Fargo Overseas Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

   a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

   d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 17, 2004

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION
                                  -------------

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Asset Allocation Fund, Wells Fargo Growth Balanced Fund, Wells Fargo Index Allocation Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo Strategic Growth Allocation Fund, Wells Fargo Strategic Income Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Diversified Small Cap Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Index Fund, Wells Fargo Growth Fund, Wells Fargo Growth Equity Fund, Wells Fargo Index Fund, Wells Fargo International Equity Fund, Wells Fargo Large Cap Appreciation Fund, Wells Fargo Large Cap Value Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Montgomery Emerging Markets Focus Fund, Wells Fargo Montgomery Institutional Emerging Markets Fund, Wells Fargo Montgomery Mid Cap Growth Fund, Wells Fargo Montgomery Small Cap Fund, Wells Fargo SIFE Specialized Financial Services Fund, Wells Fargo Small Cap Growth Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Specialized Health Sciences Fund, Wells Fargo Specialized Technology Fund and Wells Fargo Overseas Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

   a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

   d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 17, 2004

/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: May 17, 2004

                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2004 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: May 17, 2004

                                                     /s/ Stacie D. DeAngelo
                                                     ----------------------
                                                     Stacie D. DeAngelo
                                                     Treasurer
                                                     Wells Fargo Funds Trust